April 28, 2005



Securities and Exchange Commission
450 5 Street, N.W.
Washington  DC  50549

RE:  Midland National Life Separate Account A
        File Number 333-14081

Commissioners:

Enclosed for filing is a copy of Post-Effective Amendment Number 12 to the above referenced Form N-6 Registration Statement.

This amendment is being filed pursuant to paragraph (b) of Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

The market timing disclosure language used in the "Transfer Limitations" section of Part A of this registration statement is identical to the language reviewed in the 485(a) submission of registration statement 333-58300, post-effective amendment #8 filed on February 14, 2005.

If you have any comments or questions about this filing, please contact Fred
Bellamy of Sutherland, Asbill and Brennan at 202-383-0126.



/s/

Terri Silvius
Director - Compliance
Variable Operations


cc:     Frederick R. Bellamy
        Sutherland Asbill & Brennan LLP

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                 As filed with the Securities and Exchange Commission on April 28, 2005
=========================================================================================================

                                                                          Registration File No. 333-14081
                                                                                                811-05271

                                   SECURITIES AND EXCHANGE COMMISSION
                                          Washington, DC 20549

                                             ---------------

                                                FORM N-6

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [     ]

                             PRE-EFFECTIVE AMENDMENT NO.  ___                   [     ]
                                                          -------

                             POST-EFFECTIVE AMENDMENT NO.  _12__                [ X ]
                                                            ---

                                                 and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                            ACT OF 1940                         [     ]

                             AMENDMENT NO.  ___   6                              [ X ]
                                               -----------

                                    (Check appropriate box or boxes.)

                                Midland National Life Separate Account A
                                       (Exact name of registrant)

                                 MIDLAND NATIONAL LIFE INSURANCE COMPANY
                                           (Name of depositor)
                                            One Midland Plaza
                                  Sioux Falls, South Dakota 57193-9991
                          (Address of depositor's principal executive offices)
                    Depositor's Telephone Number, including Area Code: (605) 335-5700

                 Steve Horvat, Chief Legal Officer                    Copy to:
              Midland National Life Insurance Company        Frederick R. Bellamy, Esq.
                         One Midland Plaza                 Sutherland Asbill & Brennan LLP
                Sioux Falls, South Dakota 57193-9991       1275 Pennsylvania Avenue, N.W.
              (Name and address of agent for service)         Washington, DC 20004-2415

                              Approximate Date of Proposed Public Offering:
             As soon as practicable after the effective date of this registration statement.

               It is proposed that this filing will become effective (check appropriate box):
               [ ]    immediately upon filing pursuant to paragraph (b)
               |X|    on  May 1, 2005 pursuant to paragraph (b)
               [ ]    60 days after filing pursuant to paragraph (a)(i)
               [ ]    on ________pursuant to paragraph (a)(i) of Rule 485

               If appropriate check the following box:

               |_|    This post-effective amendment designates a new effective date for a new effective date for a previously filed post-effective amendment _______________

                                  Title of Securities Being Registered:
                Interests in Individual Flexible Premium Variable Life Insurance Policies
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
                       PREMIER VARIABLE UNIVERSAL LIFE 1.1
                 Flexible Premium Variable Life Insurance Policy
                                   Issued By:
                     Midland National Life Insurance Company

                    One Midland Plaza o Sioux Falls, SD 57193
                  (605) 335-5700 (telephone) o (800) 272 - 1642
                          (toll free telephone number)
                    (605) 373-8557 (facsimile for transaction
                    requests) o (605) 335-3621 (facsimile for
                      administrative requests) Through the
                    Midland National Life Separate Account A


Premier Variable Universal Life 1.1, ("the policy"), provides a life insurance policy issued by Midland National Life Insurance Company. The policy:

      o provides insurance coverage with flexibility in death benefits and premiums;

      o pays a death benefit if the Insured person dies while the policy is still inforce;

      o can provide substantial policy fund build-up on a tax-deferred basis. However, there is no guaranteed policy fund for amounts You allocate to the investment divisions. You bear the risk of poor investment performance for those amounts.

      o lets You borrow against Your policy, withdraw part of the net cash surrender value, or completely surrender Your policy. There may be tax consequences to these transactions. Loans and withdrawals affect the policy fund, and may affect the death benefit.

After the first premium, You may decide how much Your premiums will be and how often You wish to pay them, within limits. You may also increase or decrease the amount of insurance protection, within limits.

Depending on the amount of premiums paid, this may or may not be a Modified
Endowment Contract ("MEC"). If it is a MEC, then loans and withdrawals may have more adverse tax consequences.

You have a limited right to examine Your policy and return it to Us for a refund.

You may allocate Your policy fund to Our General Account and up to ten investment divisions. Each division invests in a specified mutual fund portfolio. The mutual fund portfolios are part of the following series funds or trusts:


1.        AIM Variable Insurance Funds1
2.        Alger American Fund,

3.        American Century Variable Portfolios, Inc.,
4.        Fidelity's Variable Insurance Products Fund


5.        Lord Abbett Series Fund, Inc.,
6.        MFS(R)Variable Insurance Trusts,
7.        PIMCO Variable Insurance Trust, and
8.        Van Eck Worldwide Insurance Trust
1Formerly INVESCO Variable Investment Funds, Inc.


You can choose among the thirty-seven investment divisions listed on the following page.
Your policy fund in the investment divisions will increase or decrease based on investment performance. You bear this risk. You could lose the amount You invest and lose Your insurance coverage due to poor investment performance. No one insures or guarantees any of these investments. Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                   May 1, 2005

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                     SEPARATE ACCOUNT INVESTMENT PORTFOLIOS


--------------------------------------------------------------- ------------------------------------------------------------

AIM V.I. Financial Services Fund1
                                                                Fidelity VIP Investment Grade Bond Portfolio

--------------------------------------------------------------- ------------------------------------------------------------

AIM V.I. Health Sciences Fund2
                                                                Fidelity VIP MidCap Portfolio

--------------------------------------------------------------- ------------------------------------------------------------


Alger American Growth Portfolio                                 Fidelity VIP Money Market Portfolio

--------------------------------------------------------------- ------------------------------------------------------------


Alger American Leveraged AllCap Portfolio                       Fidelity VIP Overseas Portfolio

--------------------------------------------------------------- ------------------------------------------------------------


Alger American Mid-Cap Growth Portfolio

--------------------------------------------------------------- ------------------------------------------------------------


Alger American Small Capitalization Portfolio

--------------------------------------------------------------- ------------------------------------------------------------


American Century VP Balanced Fund                               Lord Abbett Series Fund, Inc. Growth & Income Portfolio

--------------------------------------------------------------- ------------------------------------------------------------


American Century VP Capital Appreciation Fund                   Lord Abbett Series Fund, Inc. International Portfolio

--------------------------------------------------------------- ------------------------------------------------------------


American Century VP Income & Growth Fund                        Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio

--------------------------------------------------------------- ------------------------------------------------------------


American Century VP International Fund                          MFS VIT Emerging Growth Series

--------------------------------------------------------------- ------------------------------------------------------------


American Century VP Value Fund                                  MFS VIT Investors Trust Series

--------------------------------------------------------------- ------------------------------------------------------------


Fidelity VIP Asset Manager Portfolio                            MFS VIT New Discovery Series

--------------------------------------------------------------- ------------------------------------------------------------


Fidelity VIP Asset Manager: Growth Portfolio                    MFS VIT Research Series

--------------------------------------------------------------- ------------------------------------------------------------


Fidelity VIP Balanced Portfolio                                 PIMCO VIT High Yield Portfolio

--------------------------------------------------------------- ------------------------------------------------------------


Fidelity VIP Contrafund(R)Portfolio                              PIMCO VIT Low Duration Portfolio

--------------------------------------------------------------- ------------------------------------------------------------


Fidelity VIP Equity-Income Portfolio                            PIMCO VIT Real Return Portfolio

--------------------------------------------------------------- ------------------------------------------------------------


Fidelity VIP Growth & Income Portfolio                          PIMCO VIT Total Return Portfolio

--------------------------------------------------------------- ------------------------------------------------------------


Fidelity VIP Growth Opportunities Portfolio                     Van Eck Worldwide Hard Assets Fund

--------------------------------------------------------------- ------------------------------------------------------------

Fidelity VIP Growth Portfolio
--------------------------------------------------------------- ------------------------------------------------------------

Fidelity VIP High Income Portfolio
--------------------------------------------------------------- ------------------------------------------------------------

Fidelity VIP Index 500 Portfolio
--------------------------------------------------------------- ------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2FormerlyINVESCO VIF-Health Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed AIM V.I.
Global Health Care Fund)


This prospectus generally describes only the variable portion of the policy, except where the General Account is specifically mentioned.

Buying this policy might not be a good way of replacing Your existing insurance or adding more insurance if You already own a flexible premium variable life insurance policy.

You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the funds.


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                                Table of Contents


      POLICY BENEFITS/RISKS SUMMARY..........................................................................................9
      POLICY BENEFITS........................................................................................................9
            Death Benefit....................................................................................................9
            Flexible Premium Payments........................................................................................9
            No Lapse Guarantee Premium......................................................................................10
            Benefits of the Policy Fund.....................................................................................10
            Tax Benefits....................................................................................................11
            Policy Illustrations............................................................................................11
            Additional Benefits.............................................................................................11
            Your Right to Examine This Policy...............................................................................12
      POLICY RISKS..........................................................................................................12
            Investment Risk.................................................................................................12
            Surrender Charge Risk...........................................................................................12
            Withdrawing Money...............................................................................................12
            Risk of Lapse...................................................................................................12
            Tax Risks.......................................................................................................13
            Risk of Increases in Charges....................................................................................14
            Portfolio Risks.................................................................................................14
      FEE TABLE.............................................................................................................14
      SUMMARY OF PREMIER VARIABLE UNIVERSAL LIFE 1.1........................................................................19
      DEATH BENEFIT OPTIONS.................................................................................................19
      FLEXIBLE PREMIUM PAYMENTS.............................................................................................19
      INVESTMENT CHOICES....................................................................................................20
      YOUR POLICY FUND......................................................................................................20
            Transfers.......................................................................................................20
            Policy Loans....................................................................................................21
            Withdrawing Money...............................................................................................21
            Surrendering Your Policy........................................................................................21
      DEDUCTIONS AND CHARGES................................................................................................21
            Deductions From Your Premiums...................................................................................21
            Deductions From Your Policy Fund................................................................................22
            Surrender Charge................................................................................................22
      ADDITIONAL INFORMATION ABOUT THE POLICIES.............................................................................23
            Your Policy Can Lapse...........................................................................................23
            Correspondence and Inquiries....................................................................................23
            State Variations................................................................................................24
            Tax-Free "Section 1035" Exchanges...............................................................................24
      DETAILED INFORMATION ABOUT PREMIER VARIABLE UNIVERSAL LIFE 1.1........................................................24
      INSURANCE FEATURES....................................................................................................24
            How the Policies Differ From Whole Life Insurance...............................................................24
            Application for Insurance.......................................................................................25
            Death Benefit...................................................................................................25
            Notice and Proof of Death.......................................................................................26
            Payment of Death Benefits.......................................................................................26
            Maturity Benefit................................................................................................26
            Changes In Premier Variable Universal Life 1.1..................................................................26
            Changing The Face Amount of Insurance...........................................................................27
            Changing Your Death Benefit Option..............................................................................28
            When Policy Changes Go Into Effect..............................................................................28
            Flexible Premium Payments.......................................................................................28
            Allocation of Premiums..........................................................................................30
            Additional Benefits.............................................................................................30
      SEPARATE ACCOUNT INVESTMENT CHOICES...................................................................................35
            Our Separate Account And Its Investment Divisions...............................................................35
            The Funds.......................................................................................................35
            Investment Policies Of The Portfolios...........................................................................36
            Effects of Market Timing........................................................................................41
            Charges In The Funds............................................................................................42
      USING YOUR POLICY FUND................................................................................................42
            The Policy Fund.................................................................................................42
            Amounts In Our Separate Account.................................................................................42
            How We Determine The Accumulation Unit Value....................................................................43
            Policy Fund Transactions........................................................................................43
            Transfers Of Policy Fund........................................................................................43
            Transfer Limitations............................................................................................45
            Dollar Cost Averaging...........................................................................................47
            Portfolio Rebalancing...........................................................................................48
            Automatic Distribution Option...................................................................................48
            Policy Loans....................................................................................................49
            Withdrawing Money From Your Policy Fund.........................................................................50
            Surrendering Your Policy........................................................................................51
      THE GENERAL ACCOUNT...................................................................................................52
      DEDUCTIONS AND CHARGES................................................................................................52
            Deductions From Your Premiums...................................................................................52
            Charges Against The Separate Account............................................................................53
            Monthly Deductions From Your Policy Fund........................................................................53
            Transaction Charges.............................................................................................55
            How Policy Fund Charges Are Allocated...........................................................................56
            Loan Charge.....................................................................................................56
            Surrender Charge................................................................................................56
            Portfolio Expenses..............................................................................................58
      TAX EFFECTS...........................................................................................................58
      INTRODUCTION..........................................................................................................58
      TAX STATUS OF THE POLICY..............................................................................................58
      TAX TREATMENT OF POLICY BENEFITS......................................................................................59
            In General......................................................................................................59
            Modified Endowment Contracts (MEC)..............................................................................59
            Distributions Other Than Death Benefits from Modified Endowment Contracts.......................................59
            Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts.................60
            Investment in the Policy........................................................................................60
            Policy Loans....................................................................................................60
            Treatment of the Benefit Extension Rider........................................................................61
            Withholding.....................................................................................................61
            Life Insurance Purchases by Residents of Puerto Rico............................................................61
            Life Insurance Purchases by Nonresident Aliens and Foreign Corporations.........................................61
            Multiple Policies...............................................................................................61
            Continuation of Policy Beyond Age 100...........................................................................62
            Living Needs Rider..............................................................................................62
            Business Uses of Policy.........................................................................................62
            Non-Individual Owners and Business Beneficiaries of Policies....................................................62
            Split-Dollar Arrangements.......................................................................................62
            Alternative Minimum Tax.........................................................................................63
            Estate, Gift, and Generation-Skipping Transfer Tax Considerations...............................................63
            Possible Tax Law Changes........................................................................................64
            Our Income Taxes................................................................................................64
      ADDITIONAL INFORMATION ABOUT THE POLICIES.............................................................................64
      YOUR RIGHT TO EXAMINE THIS POLICY.....................................................................................64
      YOUR POLICY CAN LAPSE.................................................................................................65
      YOU MAY REINSTATE YOUR POLICY.........................................................................................65
      POLICY PERIODS AND ANNIVERSARIES......................................................................................66
      MATURITY DATE.........................................................................................................66
      WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT.............................................................................66
      CHANGING THE SEPARATE ACCOUNT.........................................................................................66
      LIMITS ON OUR RIGHT TO CHALLENGE THE POLICY...........................................................................67
      YOUR PAYMENT OPTIONS..................................................................................................68
            Lump Sum Payments...............................................................................................68
            Optional Payment Methods........................................................................................68
      YOUR BENEFICIARY......................................................................................................69
      ASSIGNING YOUR POLICY.................................................................................................69
      WHEN WE PAY PROCEEDS FROM THIS POLICY.................................................................................70
      YOUR VOTING RIGHTS AS AN OWNER........................................................................................70
      DISTRIBUTION OF THE POLICIES..........................................................................................71
      LEGAL PROCEEDINGS.....................................................................................................73
      FINANCIAL STATEMENTS..................................................................................................73
      ILLUSTRATIONS.........................................................................................................73
      DEFINITIONS...........................................................................................................82
      APPENDIX A............................................................................................................84
      APPENDIX B............................................................................................................84

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




                          POLICY BENEFITS/RISKS SUMMARY

In this prospectus "We", "Our", "Us", "Midland National", and "Company" mean Midland National Life Insurance Company. "You" and "Your" mean the owner of the policy. We refer to the person who is covered by the policy as the "Insured" or "Insured person", because the Insured person and the owner may not be the same.


There is a list of definitions at the end of this prospectus, explaining many words and phrases used here and in the actual insurance policy. In this prospectus, these words and phrases are generally in bold face type.


This summary describes the policy's important risks and benefits. The detailed information appearing later in this prospectus further explains the following summary. This summary must be read along with that detailed information. Unless otherwise indicated, the description of the policy in this prospectus assumes that the policy is inforce and that there is no outstanding policy loan.

This prospectus generally describes policies issued after May 1, 2003 with respect to certain features (including the premium charge and cost of insurance deduction and no lapse guarantee period). For information on how policies issued before May 1, 2003 are different, see Appendix A.

POLICY BENEFITS

Death Benefit
Premier Variable Universal Life 1.1 provides life insurance on the Insured person. If the policy is inforce We will pay a death benefit when the Insured person dies. You can choose between two death benefit options:

      o Option 1: death benefit equals the face amount ("Specified Amount") of the insurance policy. This is sometimes called a "level" death benefit.

      o Option 2: death benefit equals the face amount plus the policy fund. This is sometimes called a "variable" death benefit.


The death benefit may be even greater in some circumstances. See "Death Benefit" on page 25

We deduct any outstanding loans and unpaid charges before paying any benefits. The beneficiary can take the death benefit in a lump sum or under a variety of payment plans.

You may change the death benefit option You have chosen. You may also increase or decrease the face amount of Your policy, within certain limits.

Flexible Premium Payments

You may pay premiums whenever and in whatever amount You want, within certain limits. We require an initial premium at issue which is at least equal to one month's no lapse guarantee premium. The no lapse guarantee premium is based on the policy's face amount and the Insured person's age, sex and underwriting class. We are not obligated to accept any premium or a premium payment of less than $50.00; however, under current Company practice, if paid by monthly bank draft, We will accept a payment as low as $30.00. See "Flexible Premium Payments" on page 28.


No Lapse Guarantee Premium

During the no lapse guarantee period, Your policy will remain inforce as long as You meet the applicable no lapse guarantee premium requirements. See "Premium Provisions During the No Lapse Guarantee Period" on page 29.


Benefits of the Policy Fund

      o Withdrawing Money from Your Policy Fund. You may make a partial withdrawal from Your policy fund. The current minimum withdrawal amount is $200. The maximum partial withdrawal You can make is 50% of Your net cash surrender value (that is Your policy fund minus loan outstanding minus surrender charge) in the first policy year; thereafter, it is 90% of Your net cash surrender value. There may be tax consequences for making a partial withdrawal See "Withdrawing Money From Your Policy Fund" on page 50.

      o Surrendering Your Policy. You can surrender Your policy for cash and then We will pay You the net cash surrender value (the policy fund minus the surrender charge and minus any policy debt). See "Surrendering Your Policy" on page 21. There may be tax consequences for surrendering Your policy.

      o Policy Loans. You may borrow up to 92% of Your cash surrender value (the policy fund less the surrender charge) minus any policy debt. Your policy will be the sole security for the loan. Your policy states a minimum loan amount, usually $200. See "Policy Loans" on page 49. Policy loan interest is not tax deductible on policies owned by an individual. There may be federal tax consequences for taking a policy loan. See "Tax Effects" on page 58.

      o Transfers of Policy Fund. You may transfer Your policy fund among the investment divisions and between the General Account and the various investment divisions. Currently, We allow an unlimited number of free transfers. We reserve the right to charge a $25 fee for each transfer after the 12th transfer in a policy year. We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific policy owners. There are additional limitations on transfers to and from the General Account. See "Transfers Of Policy Fund" on page 43.

      o Dollar Cost Averaging ("DCA"). The DCA program enables You to make scheduled monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions. The minimum monthly amount to be transferred using DCA is $200. See "Dollar Cost Averaging" on page 47

      o Portfolio Rebalancing. The Portfolio Rebalancing Option allows policy owners, who are not participating in a DCA program, to have the Company automatically reset the percentage of policy fund allocated to each investment division to a pre-set level. At each policy anniversary, We will transfer amounts needed to "balance" the policy fund to the specified percentages selected by You. See "Portfolio Rebalancing" on page 48.

      o Automatic Distribution Option. You can elect to receive automatic distributions of your net cash surrender value on a monthly, quarterly, semi-annual or annual basis by filling out one form, and we will automatically process the necessary withdrawals and loans. See "Automatic Distribution Option" on page 48.


Tax Benefits
We intend for the policy to satisfy the definition of life insurance under the definition of life insurance under the Internal Revenue Code. Therefore, the death benefit generally should be excludable from the gross income of its recipient. Similarly, You should not be deemed to be in constructive receipt of the policy value (the policy fund), and therefore should not be taxed on increases in the policy fund until You take out a loan or withdrawal, surrender the policy, or We pay the maturity benefit. In addition, transfers of policy funds (among investment divisions and between the General Account and the various investment divisions) are not taxable transactions.


See "Tax Risks" on page 13 and "Tax Effects" on page 58. You should consult with and rely on a qualified tax advisor for assistance in all policy related tax matters.


Policy Illustrations
There are sample illustrations at the end of this prospectus showing policy fund values, cash surrender values, and death benefits for a hypothetical Insured based on certain assumptions. You should receive a personalized illustration that reflects Your particular circumstances. These hypothetical illustrations should help You to:

      o understand the long-term effects of different levels of investment performance,

      o     understand the charges and deductions under the policy, and

      o     compare the policy to other life insurance policies.


The hypothetical illustrations also show the value of the monthly premium accumulated at interest and demonstrate that the cash surrender values may be very low (compared to the premiums accumulated at interest) if You surrender the policy in the early policy years. Therefore, You should not purchase the policy as a short-term investment or if You do not need the insurance protection. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or policy fund values. Your actual policy fund, cash surrender value, and death benefit amount will be different than the amounts shown in the hypothetical illustrations.


Additional Benefits
Your policy may have one or more supplemental benefits that are options or attached by rider to the policy. Each benefit is subject to its own requirements as to eligibility and additional cost. The additional benefits that may be available to You are:


o   Waiver of Charges Rider               o   Additional Insured Rider
o   Flexible Disability Benefit Rider     o   Guaranteed Insurability Rider
o   Accidental Death Benefit Rider        o   Living Needs Rider
o   Children's Insurance Rider
o   Family Insurance Rider                o   Benefit Extension Rider
o   Extended Maturity Option


Some of these benefits may have tax consequences and there are usually extra charges for them. Please consult Your tax advisor before selecting or exercising an additional benefit.



Your Right to Examine This Policy

For a limited period of time, as specified in Your policy, You have a right to examine and cancel the policy for any reason. See "Your Right To Examine This Policy" on page 64.


POLICY RISKS

Investment Risk

Your policy fund in the investment divisions will increase or decrease based on investment performance of the underlying portfolios. You bear this risk. During times of declining investment performance, the deduction of charges based on the net amount at risk could accelerate and further reduce Your policy fund in the investment divisions and the General Account. If You allocate net premium to the General Account, then We credit Your policy fund in the General Account with a declared rate of interest. You assume the risk that the interest rate on the General Account may decrease, although, it will never be lower than a guaranteed minimum annual effective rate of 3.5%. No one insures or guarantees the policy fund allocated to the investments divisions. Separate prospectuses describe the investment objectives, policies, and risks of the portfolios. You should purchase the policy only if You have the financial ability to keep it in force for a substantial period of time. You should not purchase the policy if You intend to surrender all or part of the policy value in the near future.


This policy is not suitable as a short-term investment.

Surrender Charge Risk

If You surrender Your policy for its net cash surrender value or let Your policy lapse during the surrender charge period, We will deduct a surrender charge. The surrender charge period lasts for the first 10 policy years after the date of issue or increase in face amount. It is possible that You will receive no net cash surrender value if You surrender Your policy, especially in the first few policy years. See "Surrender Charge" on page 56.


Withdrawing Money
If You make a partial withdrawal, We will deduct a withdrawal charge if You make more than one withdrawal in any given policy year. The maximum partial withdrawal You can make during the first policy year is 50% of the net cash surrender value; in any policy year thereafter it is 90% of the net cash surrender value. Taxes and a tax penalty may apply.

Risk of Lapse
Your policy can lapse if the net cash surrender value is not sufficient to pay the monthly deductions.


      o Planned Premium. You choose a planned periodic premium. But payment of the planned premiums may not ensure that Your policy will remain inforce. Additional premiums may be required to keep Your policy from lapsing. You need not pay premiums according to the planned schedule. Whether Your policy lapses or remains inforce can depend on the amount of Your policy fund (less any policy debt and surrender charge). The policy fund, in turn, depends on the investment performance of the investment divisions You select. (The policy fund also depends on the premiums You pay and the charges We deduct.) However, You can ensure that Your policy stays inforce during the no lapse guarantee period by paying premiums equal to those required to meet the accumulated no lapse guarantee premium requirements described in "Premium Provisions During The No Lapse Guarantee Period" on page 29. .

            Nevertheless, the policy can lapse (1) during the no lapse guarantee period if You do not meet the no lapse guarantee premium requirements and (2) after the no lapse guarantee period no matter how much You pay in premiums, if the net cash surrender value is insufficient to pay the monthly deductions (subject to the grace period). See "Your Policy Can Lapse" on page 65.

      o Policy Loans. Your loan may affect whether Your policy remains inforce. If Your loan lowers the value of Your policy fund to a point where the monthly deductions are greater than Your policy's net cash surrender value, then the policy's lapse provision may apply. Your policy may lapse because the loaned amount cannot be used to cover the monthly deductions that are taken. For more details see "Policy Loans" on page 60. Taxes and a tax penalty may apply.

      o Surrender Charge Period. If You allow Your policy to lapse during the surrender charge period, We will deduct a surrender charge.

Tax Risks
In order to qualify as a life insurance policy for Federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under Federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, We believe that a policy issued on a standard rate class basis should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a substandard basis and it is not clear whether such policies will in all cases satisfy the applicable requirements, particularly if You pay the full amount of premiums under the policy.

Depending on the total amount of premiums You pay, the policy may be treated as a modified endowment contract under federal tax laws. If a policy is treated as a modified endowment contract, then surrenders, withdrawals, and loans under the policy will be taxable as ordinary income to the extent there are earnings in the policy. In addition, a 10% penalty tax may be imposed on surrenders, withdrawals, and loans taken before You reach age 59 1/2. If the policy is not a modified endowment contract, then distributions generally will be treated first as a return of basis or investment in the policy and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a policy that is not a modified endowment contract are subject to the 10% penalty tax.


This policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the policy without allowing the policy to lapse. The aim of this strategy is to continue borrowing from the policy until its contract value (i.e. the policy fund) is just enough to pay off the policy loans that have been taken out and then relying on the Benefit Extension Rider to keep the policy in force until the death of the insured. Anyone contemplating taking advantage of this strategy should be aware that it involves several risks. First, if the death benefit under the Benefit Extension Rider is lower than the policy's original death benefit, then the policy might become a MEC which could result in a significant tax liability attributable to the balance of any policy debt. Second, this strategy will fail to achieve its goal if the policy is a MEC or becomes a MEC after the periodic borrowing begins. Third, this strategy has not been ruled on by the Internal Revenue Service (the "IRS") or the courts and it may be subject to challenge by the IRS, since it is possible that loans under this policy may be treated as taxable distributions when the rider causes the policy to be converted to a fixed policy. In that event, assuming policy loans have not already been subject to tax as distributions, a significant tax liability could arise. Anyone considering using the policy as a source of tax-free income by taking out policy loans should, before purchasing the policy, consult with and rely on a competent tax advisor about the tax risks inherent in such a strategy.

See "Tax Effects" on page 58. You should consult a qualified tax advisor for assistance in all policy-related tax matters.


Risk of Increases in Charges

Certain fees and charges assessed against the policy are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum level. If fees and charges are increased, the risk that the policy will lapse increases and You may have to increase the premiums to keep the policy inforce.

Portfolio Risks
A comprehensive discussion of the risks of each portfolio may be found in each portfolio's prospectus. Please refer to the portfolios' prospectuses for more information.

There is no assurance that any portfolio will achieve its stated investment objective.


                                                            Fee Table

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the policy.  The first table describes the fees and expenses that You will pay at the time You buy the policy, make premium payments, take cash withdrawals, surrender the policy, exercise certain riders or transfer policy funds between investment divisions.

-----------------------------------------------------------------------------------------------------------------------------------
                                                         Transaction Fees
-----------------------------------------------------------------------------------------------------------------------------------
                Charge                    When Charge Is Deducted                          Amount Deductedi
                                                                     --------------------------------------------------------------
                                                                           Maximum Guaranteed              Current Charge
                                                                                 Charge
-----------------------------------------------------------------------------------------------------------------------------------
Premium Loads
-----------------------------------------------------------------------------------------------------------------------------------
Premium Charge                         Upon receipt of a premium     5.0% of each premium          If the initial specified face
                                       payment.                      payment in all policy years.  amount of insurance is less
The current charge is lower (as                                                                    than  $1,000,000, the charge
shown) if the initial specified face                                                               is 5.0% of each premium
amount of insurance is $1,000,000 or                                                               payment received in policy
greater.ii                                                                                         years 1 through 15.
                                                                                                   Otherwise, it is 4.5% of each
                                                                                                   premium payment received in
                                                                                                   policy years 1-15.

-----------------------------------------------------------------------------------------------------------------------------------
Civil Service Allotment Service        Upon receipt of a premium     $0.46 from each bi-weekly     $0.46 from each bi-weekly
Charge                                 payment where Civil Service   premium payment.              premium payment.
                                       Allotment is chosen.
-----------------------------------------------------------------------------------------------------------------------------------
Surrender Chargeiii                    At the time of surrender or   $9.00 up to $52.50 in the     $9.00 up to $52.50 in the
(Deferred Sales Charge)                lapse that occurs (a) during  first policy year per $1,000  first policy year per $1,000
                                       the first 10 policy years, or of face amount.iv             of face amount.iv
Minimum and Maximum                    (b) during the first 10
                                       policy years following any
                                       increase in face amount.
Charge for a male Insured issue age    At the time of surrender or   $22.00 per $1,000 of          $22.00 per $1,000 of
40 in the nonsmoker premium class in   lapse that occurs (a) during  specified face amount.        specified face amount.
the first policy year                  the first 10 policy years, or
                                       (b) during the first 10
                                       policy years following any
                                       increase in face amount.
-----------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Charge              Upon partial withdrawal.      Lesser of $25 or 2% of        Lesser of $25 or 2% of the
                                                                     amount withdrawn on any       amount withdrawn on any
                                                                     withdrawal after the first    withdrawal after the first one
                                                                     one in any policy year.       in any policy year.
-----------------------------------------------------------------------------------------------------------------------------------
Transfer Fees                          Upon transfer of any money    $25 on each transfer after    $0 on all transfers.
                                       from the investment           the 12th transfer in any one
                                       divisions or the General      policy year.
                                       Account.
-----------------------------------------------------------------------------------------------------------------------------------
Optional Rider Charges
-----------------------------------------------------------------------------------------------------------------------------------
Living Needs Rider                     At the time a benefit is paid $500.00                       $200.00v
                                       out.
-----------------------------------------------------------------------------------------------------------------------------------


The next table describes the fees and expenses that You will pay periodically during the time that You own the policy, not including mutual fund portfolio fees and expenses.

-----------------------------------------------------------------------------------------------------------------------------------
                        Periodic Fees Related to Owning the Policy Other than Portfolio Operating Expenses
-----------------------------------------------------------------------------------------------------------------------------------
                Charge                    When Charge Is Deducted                          Amount Deductedi
                                                                     --------------------------------------------------------------
                                                                        Maximum Guaranteed               Current Charge
                                                                              Charge
-----------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance Deductionvi          On the policy date and on     $0.06 up to $83.33 per   If the Initial specified face
                                       every monthly anniversary.    $1,000 of net amount at  amount is less than or equal to
                                                                     riskviiper month.        $249,999 -the charges vary from
Minimum and Maximum - The current                                                             $0.05 up to $25.91 per $1,000 of
charge (as shown) varies depending                                                            net amount at risk per month.
on Your initial specified face amount
of insurance.                                                                                 If the Initial specified face
                                                                                              amount is greater than or equal to
                                                                                              $250,000 but less than or equal to
                                                                                              $999,999 the charges vary from
                                                                                              $0.05 up to $24.09 per $1,000 of
                                                                                              net amount at risk per month.

                                                                                              If the initial specified face
                                                                                              amount is greater than or equal to
                                                                                              $1,000,000 the charges vary from
                                                                                              $0.05 up to $22.95 per $1,000 of
                                                                                              net amount at risk per month.

Charges for a male Insured issue age   On the policy date and on     $0.20 per $1,000 of net  $0.13 per $1,000 of net amount at
40 in the nonsmoker premium class in   every monthly anniversary.    amount at risk per       risk per month.
the first policy year with an initial                                month.
specified face amount of $350,000.

-----------------------------------------------------------------------------------------------------------------------------------
Expense Charge                         On the policy date and on     $7 per month in all      $7 per month in policy years 1
                                       every monthly anniversary.    policy years.            through 15 and $4 per month
                                                                                              thereafter.
-----------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk             On each day the policy        Annual rate of 0.90% of  Annual rate of 0.90%  of the policy
Charge                                 remains inforce.              the policy Separate      Separate Account assets in
                                                                     Account assets in        policy years 1 - 10 and 0.10%
                                                                     policy years 1-10 and    thereafter.
                                                                     0.10% thereafter.
-----------------------------------------------------------------------------------------------------------------------------------

Loan Interest Spreadviii               On policy anniversary or      4.50% (annually) in      2.00% (annually) in policy years
                                       earlier, as applicableix      policy years 1-5;        1-5; 0.00% (annually) thereafter.

                                                                     0.00% (annually)
                                                                     thereafter.
-----------------------------------------------------------------------------------------------------------------------------------
Optional Rider Chargesx
-----------------------------------------------------------------------------------------------------------------------------------
Accidental Death Benefit Rider         On rider policy date and      $0.03 up to $0.09 per    $0.03 up to $0.09 per month per
                                       each monthly anniversary      month per $1,000 of      $1,000 of accidental death benefit
Minimum and Maximum                    thereafter.                   accidental death         selected.
                                                                     benefit selected.
Charge for a male Insured attained     On rider policy date and      $0.08 per month per      $0.08 per month per $1,000 of
age 40 in the nonsmoker premium        each monthly anniversary      $1,000 of accidental     accidental death benefit.
class in the first policy year         thereafter.                   death benefit.
following the rider policy date.
-----------------------------------------------------------------------------------------------------------------------------------
Additional Insured Rider               On rider policy date and      $0.16 up to $83.33 per   $0.09 up to $19.23 per month per
                                       each monthly anniversary      month per $1,000 of      $1,000 of Additional Insured Rider
                                       thereafter.                   Additional Insured Rider death benefit.
Minimum and Maximum                                                  death benefit.

Charge for a female Insured attained   On rider policy date and      $0.42 per month per      $0.22 per month per $1,000 of
age 40 in the nonsmoker premium        each monthly anniversary      $1,000 of Additional     Additional Insured Rider death
class in the first policy year         thereafter.                   Insured Rider death      benefit.
following the rider policy date.                                     benefit.
-----------------------------------------------------------------------------------------------------------------------------------
Children's Insurance Rider             On rider policy date and      $0.52 per month per      $0.52 per month per $1,000 of
                                       each monthly anniversary      $1,000 of Children's     Children's Insurance benefit.
                                       thereafter.                   Insurance benefit. xi
-----------------------------------------------------------------------------------------------------------------------------------
Family Insurance Rider                 On rider policy date and      $1.72 per month per      $1.72 per month per unit of Family
                                       each monthly anniversary      unit of Family Insurance Insurance Rider.
                                       thereafter.                   Rider.xii
-----------------------------------------------------------------------------------------------------------------------------------
Flexible Disability Benefit Rider      On rider policy date and      $0.27 up to $0.80 per    $0.27 up to $0.80 per month per
                                       each monthly anniversary      month per $10 of         $10 of monthly benefit.
                                       thereafter until the policy   monthly benefit.
Minimum and Maximum                    anniversary on which the
                                       Insured reaches attained
                                       age 60.

Charge for a male Insured issue age    On rider policy date and      $0.50 per month per      $0.50 per month per $10 of
40 in the nonsmoker premium class.     each monthly anniversary      $10 of monthly benefit.  monthly benefit.
                                       thereafter until the policy
                                       anniversary on which the
                                       Insured reaches attained
                                       age 60.
-----------------------------------------------------------------------------------------------------------------------------------
Guaranteed Insurability Rider          On rider policy date and      $0.05 up to $0.17 per    $0.05 up to $0.17 per $1,000 of
                                       each monthly anniversary      month per $1,000 of      Guaranteed Insurability benefit
                                       thereafter.                   Guaranteed Insurability  elected.
Minimum and Maximum                                                  benefit elected.

Charge for a male Insured issue age    On rider policy date and      $0.13 per month per      $0.13 per month per $1,000 of
30 in the nonsmoker premium class      each monthly anniversary      $1,000 of Guaranteed     Guaranteed Insurability benefit
                                       thereafter.                   Insurability benefit     elected.
                                                                     elected.
-----------------------------------------------------------------------------------------------------------------------------------
Waiver of Charges Rider                On rider policy date and      $0.01 up to $0.12 per    $0.01 up to $0.12 per month per
                                       each monthly anniversary      month per $1,000 of      $1,000 of face amount.
                                       thereafter.                   face amount.
Minimum and Maximum
Charge for a male Insured issue age    On rider policy date and      $0.02 per month per      $0.02 per month per $1,000 of
40 in the nonsmoker premium class in   each monthly anniversary      $1,000 of face amount.   face amount.
the first policy year                  thereafter.

-----------------------------------------------------------------------------------------------------------------------------------

i Some of these charges are rounded off in accordance with regulations of the U.S. Securities and Exchange Commission. Actual charges may be somewhat higher or lower.

ii The premium charge percentage is based on the initial specified face amount at the time of issue and does not increase or decrease if there is a subsequent change in the face amount of the policy.

iii The surrender charge varies based upon the sex, issue age, and rating class of the Insured person on the issue date. The surrender charges shown in the table may not be representative of the charges that You will pay. Your policy's data page will indicate the surrender charge applicable to Your policy. For more detailed information concerning Your surrender charges, please contact Our Executive Office.

iv These charges decrease gradually in policy years 2 through 10 to $0.00 for policy years 11 and thereafter. An increase in face amount establishes a new surrender charge schedule for the amount of the increase in face amount based upon the attained age and rating class at the time the face amount increase becomes effective.

v Currently We charge an administrative fee of $200 at the time benefits are paid from this rider. We reserve the right to increase this amount.

vi The cost of insurance rate varies based upon the sex, attained age, and rating class of the Insured person at the time of the charge. The cost of insurance deductions shown in the table may not be representative of the charges that You will pay. Your policy's data page will indicate the cost of insurance deduction applicable to Your policy. For more detailed information concerning Your cost of insurance deductions, please contact Our Executive Office.

vii As of any monthly anniversary, the net amount at risk is the death benefit less the policy fund (after all deductions for that monthly anniversary, except the cost of insurance deduction).

viii The Loan Interest Spread is the difference between the amount of interest We charge You for a loan (guaranteed not to exceed a maximum of 8.00% annually) and the amount of interest We credit to the amount in Your loan account (which is 3.50% annually).

ix While a policy loan is outstanding, loan interest is charged in arrears on each policy anniversary or, if earlier, on the date of loan repayment, policy lapse, surrender, policy termination, or the Insured's death.

x Charges for these riders may vary based on the policy duration, Insured's issue or attained age, sex, risk class, and benefit amount. Charges based on attained age may increase as the Insured ages. The rider charges shown in the table may not be typical of the charges You will pay. Your policy's specification page will indicate the rider charges applicable to Your policy, and more detailed information concerning these rider charges is available upon request from Our Executive Office.

xi Regardless of the number of children or their age, up to age 21

xii Regardless of the number of children or their age, up to age 21, or the age of the spouse. A unit of coverage provides for a decreasing term insurance benefit for the spouse that is shown in the rider form You receive with Your policy as well as $1,000 of term insurance for each of the Insured's children.

The next item shows the lowest and highest total operating expenses deducted from portfolio assets (before waiver or reimbursement) during the fiscal year ended December 31, 2004. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.


Total Annual Portfolio Operating Expenses:

------------------------------------------------------------------------- --------------------- ------ --------------------

                                                                                 Lowest                      Highest
------------------------------------------------------------------------- --------------------- ------ --------------------

Total Annual Portfolio Operating Expenses 1 (total of all expenses that are deducted from portfolio assets, including management fees,
distribution or service fees (12b-1 fees), and other expenses)                   0.10%            -           3.45%

------------------------------------------------------------------------- --------------------- ------ --------------------

Net Annual Portfolio Operating Expenses After Contractual Waivers and
Reimbursements 2 (expenses that are deducted from portfolio assets, including management fees, 12b-1 fees and other
expenses)                                                                        0.10%                        1.34%

------------------------------------------------------------------------- --------------------- ------ --------------------

1 The portfolio expenses used to prepare this table were provided to Midland National by the funds or their fund managers. Midland National has not independently verified such information. The expenses reflect those incurred as of December 31, 2004. Current or future expenses may be greater or less than those shown.

2 The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements for the Lord Abbett International portfolio that require a portfolio's investment advisor to reimburse or waive certain portfolio expenses for the fiscal year ending December 31, 2005.


These fees and expenses are paid out of the assets of the portfolio companies. A comprehensive discussion of the risks, charges and expenses of each portfolio company may be found in the portfolio company's prospectus. You can obtain a current copy of the portfolio companies' prospectuses by contacting Us at:

                     Midland National Life Insurance Company
                                One Midland Plaza
                              Sioux Falls, SD 57193
                              Phone: (800) 272-1642
                               Fax: (605) 335-3621


For information concerning compensation paid for the sale of the policies, see "Distribution of the Policies" on page 71.


                 SUMMARY OF PREMIER VARIABLE UNIVERSAL LIFE 1.1

DEATH BENEFIT OPTIONS

Premier Variable Universal Life 1.1 provides life insurance on the Insured person. If the policy is inforce We will pay a death benefit when the Insured person dies. You can choose between two death benefit options:

      o Option 1: death benefit equals the face amount of the insurance policy. This is sometimes called a "level" death benefit.

      o Option 2: death benefit equals the face amount plus the policy fund. This is sometimes called a "variable" death benefit.


The death benefit may be even greater in some circumstances. See "Death Benefit" on page 25.


We deduct any policy debt and unpaid charges before paying any benefits. The beneficiary can take the death benefit in a lump sum or under a variety of payment plans.

Whether Your policy lapses or remains inforce can depend on the amount of Your policy fund (less any policy debt and surrender charge). The policy fund, in turn, depends on the investment performance of the investment divisions You select. (The policy fund also depends on the premiums You pay and the charges We deduct.) However, during the no lapse guarantee period, You can keep Your policy inforce by paying a certain amount of premiums.

The minimum face amount is $150,000.

You may change the death benefit option You have chosen. You may also increase or decrease the face amount of Your policy, within limits.

FLEXIBLE PREMIUM PAYMENTS

You may pay premiums whenever and in whatever amount You want, within certain limits. We require an initial premium at issue which is at least equal to one month's no lapse guarantee premium. The no-lapse guarantee premium is based on the policy's face amount and the Insured person's age, sex and underwriting class. We are not required to accept any premium or a premium payment of less than $50.00; however under current Company practice, if paid by monthly bank draft, We will accept a payment as low as $30.00.


You may choose a planned periodic premium. But payment of the planned premiums may not ensure that Your policy will remain inforce. Additional premiums may be required to keep Your policy from lapsing. You need not pay premiums according to the planned schedule. Whether Your policy lapses or remains inforce can depend on the amount of Your policy fund (less any policy debt and surrender charge). The policy fund, in turn, depends on the investment performance of the investment divisions You select. (The policy fund also depends on the premiums You pay and the charges We deduct.) However, You can ensure that Your policy stays inforce during the no lapse guarantee period by paying premiums equal to those required to meet the accumulated no lapse guarantee premium requirements described in "Premium Provisions During The No Lapse Guarantee Period" on page 29.


INVESTMENT CHOICES

You may allocate Your policy fund to up to ten of the 37 available investment divisions.


You bear the complete investment risk for all amounts allocated to any of these investment divisions. You may also allocate Your policy fund to Our General Account, where We guarantee the safety of principal and a minimum interest rate. See the "THE GENERAL ACCOUNT" on page 52. For more information, see "The Funds" on page 35


YOUR POLICY FUND


Your policy fund begins with Your first premium payment. From Your premium We deduct a premium charge,any per premium expenses, and the first monthly deduction as described in the "Deductions From Your Premiums" section on page
52. The balance of the premium is Your beginning policy fund.

Your policy fund reflects:

      o     the amount and frequency of premium payments,

      o deductions for the cost of insurance, additional benefits, and other charges,

      o     the investment performance of Your chosen investment divisions,

      o     interest earned on amounts allocated to the General Account,

      o     the impact of loans, and

      o     the impact of partial withdrawals.


There is no guaranteed policy fund for amounts allocated to the investment divisions. See "The Policy Fund" on page 42


Transfers

You may transfer Your policy fund among the investment divisions and between the General Account and the various investment divisions. Transfers take effect when We receive Your request. We require a minimum amount for each transfer, usually $200. Currently, We allow an unlimited number of free transfers. We reserve the right to charge a $25 fee for each transfer after the 12th in a policy year. There are other limitations on transfers to and from the General Account. See "Transfers Of Policy Fund" on page 43. Completed transfer requests received at Our Executive Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific policy owners.


Policy Loans

You may borrow up to 92% of Your cash surrender value (the policy fund less the surrender charge) minus any policy debt. Your policy will be the sole security for the loan. Your policy states a minimum loan amount, usually $200. Policy loan interest accrues daily at an annually adjusted rate. See "Policy Loans" on page 49. Policy loan interest is not tax deductible on policies owned by an individual. There may be federal tax consequences for taking a policy loan. See "Tax Effects" on page 58.


Withdrawing Money

You may make a partial withdrawal from Your policy fund. The current minimum withdrawal amount is $200. The maximum partial withdrawal You can make in the first policy year is 50% of the net cash surrender value; thereafter it is 90% of the net cash surrender value. The net cash surrender value is the policy fund minus any surrender charge minus any policy debt. Withdrawals are subject to other requirements. If You make more than one withdrawal in a policy year, then We deduct a service charge (no more than $25). See "Withdrawing Money From Your Policy Fund" on page 50. Withdrawals and surrenders may have negative tax effects. See "Tax Effects" on page 58. Completed partial withdrawal requests received at Our Executive Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed partial withdrawal request after the close of regular trading on the New York Stock Exchange, We will process the partial withdrawal request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. Withdrawals are affected at unit values determined at the close of business on the day the withdrawal takes effect.


Surrendering Your Policy

You can surrender Your policy for cash and then We will pay You the net cash surrender value. A surrender charge will be deducted if You surrender Your policy or allow it to lapse during the surrender charge period. Taxes and a tax penalty may apply. See "Surrendering Your Policy" on page 51.


Completed surrender requests received at Our Executive Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

For most policies, We deduct a 5.0% premium charge from each premium payment. (The charge is 4.5% for policies issued after May 1, 2003 with an initial specified face amount of insurance of $1,000,000 or more). The premium charge is based on the initial specified face amount at the time of issue and does not increase or decrease if there is a subsequent change in the face amount of the policy. We currently intend to eliminate this charge after the 15th policy year. (This is not guaranteed.) This charge partially reimburses Us for the selling and distribution costs of this policy and for premium taxes We pay. If You elect to pay premiums by Civil Service Allotment, We also deduct a 46(cent) (forty-six cents) service charge from each premium payment. See "Deductions From Your Premiums" on page 52.


Deductions From Your Policy Fund
Certain amounts are deducted from Your policy fund monthly. These are:

      o an expense charge of $7.00. We currently intend to reduce this charge to $4.00 after the 15th policy year. (This reduction is not guaranteed.)

      o a cost of insurance deduction. The amount of this charge is based on the Insured person's attained age, sex, risk class, and the amount of insurance under Your policy; and

      o     charges for additional benefits.

In addition, We deduct fees when You make:

      o a partial withdrawal of net cash surrender value more than once in a policy year or

      o more than twelve transfers a year between investment divisions. (We currently waive this charge). See "Monthly Deductions From Your Policy Fund" on page 53.


We also deduct a daily charge at an annual rate of 0.90% of the assets in every investment division in the first 10 policy years and 0.10% after the 10th policy year.

Surrender Charge

We deduct a surrender charge only if You surrender Your policy for its net cash surrender value or let Your policy lapse during the first 10 policy years. If You keep this policy inforce for longer than 10 years, then You will not incur a surrender charge on the original face amount of insurance. As explained in the sections entitled "Surrender Charge" on page 56 a face amount increase will result in a new 10 year surrender charge period on the amount of the increase.


The surrender charge varies by the issue age, sex and class of the Insured at the time of issue. The per $1,000 of face amount surrender charge is highest in the first year of Your policy and decreases to $0.00 after the end of 10 policy years. For example, a male with an issue age of 35 and a class of preferred nonsmoker will have a first year surrender charge of $18.05 per $1,000 of the face amount, but a male issue age 65 and a class of preferred nonsmoker will have a first year surrender charge of $47.50 per $1,000 of the face amount. The maximum first year surrender charge for all issue ages, sexes and classes is $52.50 per $1,000 of the face amount. The $52.50 per $1,000 surrender charge occurs for males issued at a smoker class with issue ages at 58 or older.


The surrender charge at the time of surrender is determined by multiplying the surrender charge listed in Your policy form, for the appropriate policy year, times the appropriate face amount of insurance and dividing by 1,000. If You decrease Your face amount after Your policy is issued, the surrender charge will not change. If You increase Your face amount after Your policy is issued, We will send You an endorsement, which specifies the surrender charges for the amount of the increase. See "Surrender Charge" on page 56 for a full description of how the new surrender charges are determined for a face amount increase and for examples of the surrender charges for various issue ages, sexes and classes.


ADDITIONAL INFORMATION ABOUT THE POLICIES

Your Policy Can Lapse

Your policy remains inforce if the net cash surrender value can pay the monthly deductions. In addition, during the no lapse guarantee period, Your policy will remain inforce as long as You meet the applicable no lapse guarantee premium requirements. However, the policy can lapse (1) during the no lapse guarantee period if You do not meet the no lapse guarantee premium requirement and (2) after the no lapse guarantee period no matter how much You pay in premiums, if the net cash surrender value is insufficient to pay the monthly deductions (subject to the grace period). See "Your Policy Can Lapse" on page 65.


Correspondence and Inquiries
You can write to Us at Our Executive Office to pay premiums, send correspondence or take any other action, such as transfers between investment divisions, or changes in specified amount, regarding Your policy. Our Executive Office is located at:

                     Midland National Life Insurance Company
                                One Midland Plaza
                              Sioux Falls, SD 57193


You may send correspondence and transaction requests to Us at Our Executive office. If You are submitting an administrative request, please fax it to (605) 335-3621. Any administrative requests sent to another number may not be considered received in Our Executive Office. Some examples of administrative requests would be:

      o         Ownership changes
      o         Beneficiary changes
      o         Address changes
      o         Request for general policy information.

If You are submitting a transaction request, please fax it to (605) 373-8557. Any transaction requests sent to another number may not be considered received in Our Executive Office. Some examples of transaction requests would be:

      o         Transfers among funds
      o         Fund or General Account additions/deletions
      o         Premium allocation changes
      o         Monthly deduction changes
      o         Dollar Cost Averaging set-up
      o         Rebalancing set-up
      o         Loan/Surrender requests


The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We may record all telephone requests. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the policy owner by name, social security number, date of birth of the owner or the Insured, or other identifying information. Accordingly, We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe are genuine. Facsimile and telephone correspondence and transaction requests may not always be available. Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay Our receipt of Your request. If You are experiencing problems, You should make Your correspondence and transaction request in writing. There are risks associated with requests made by facsimile or telephone when the original request is not sent to Our Executive Office. You bear these risks.

State Variations
Certain provisions of the policies may be different than the general description in the prospectus, and certain riders and options may not be available, because of legal restrictions in Your state. See Your policy for specific variations since any such variations will be included in Your policy or in riders or endorsements attached to Your policy. See Your agent or contact Our Executive Office for additional information that may be applicable to Your state.

Tax-Free "Section 1035" Exchanges
You can generally exchange one life insurance policy for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both policies carefully. Remember that if You exchange another policy for the one described in this prospectus, You might have to pay a surrender charge and income taxes, including a possible penalty tax, on Your old policy, and there will be a new surrender charge period for this policy and other charges may be higher (or lower) and the benefits may be different. You should not exchange another policy for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this policy (that person will generally earn a commission if You buy this policy through an exchange or otherwise).

         DETAILED INFORMATION ABOUT PREMIER VARIABLE UNIVERSAL LIFE 1.1

INSURANCE FEATURES

This prospectus describes Our Premier Variable Universal Life 1.1 policy. There may be contractual variances because of requirements of the state where Your policy is delivered.

How the Policies Differ From Whole Life Insurance
Premier Variable Universal Life 1.1 provides insurance coverage with flexibility in death benefits and premium payments. It enables You to respond to changes in Your life and to take advantage of favorable financial conditions. The policy differs from traditional whole life insurance because You may choose the amount and frequency of premium payments, within limits.

In addition, Premier Variable Universal Life 1.1 has two types of death benefit options. You may switch back and forth between these options. Premier Variable Universal Life 1.1 also allows You to change the face amount without purchasing a new insurance policy. However, evidence of insurability may be required.

Premier Variable Universal Life 1.1 is a "variable" life insurance because the policy fund and other benefits will vary up or down depending on the investment performance of the investment divisions You select. You bear the risk of poor investment performance, but You get the benefit of good performance.

Application for Insurance
To apply for a policy You must submit a completed application. We decide whether to issue a policy based on the information in the application and Our standards for issuing insurance and classifying risks. If We decide not to issue a policy, then We will return the sum of premiums paid plus interest credited. The maximum issue age is 80.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling broker-dealer or life insurance agent to forward the application to Us promptly, or because of delays in determining that the policy is suitable for You. Any such delays will affect when Your policy can be issued and when Your net premium is allocated among Our General Account and/or investment divisions.

We offer other variable life insurance policies that have different death benefits, policy features, and optional benefits. However, these other policies also have different charges that would affect Your investment performance and policy fund. To obtain more information about these other policies, contact Our Executive Office.

Death Benefit
As long as Your policy remains inforce, We will pay the death benefit to the beneficiary when the Insured dies (outstanding indebtedness will be deducted from the proceeds). As the owner, You may choose between two death benefit options:

      o Option 1 provides a benefit that equals the face amount of the policy. This "level" death benefit is for owners who prefer insurance coverage that does not vary in amount and has lower insurance charges. Except as described below, the option 1 death benefit is level or fixed at the face amount.

      o Option 2 provides a benefit that equals the face amount of the policy plus the policy fund on the day the Insured person dies. This "variable" death benefit is for owners who prefer to have investment performance reflected in the amount of their insurance coverage. Under option 2, the value of the death benefit fluctuates with Your policy fund.

Under both options, federal tax law may require a greater benefit. This benefit is a percentage multiple of Your policy fund. The percentage declines as the Insured person gets older (this is referred to as the "corridor" percentage). The minimum death benefit will be Your policy fund on the day the Insured dies multiplied by the percentage for his or her age. For this purpose, age is the attained age (last birthday) at the beginning of the policy year of the Insured's death. A table of corridor percentages and some examples of how they work, are in the Statement of Additional Information which is available free upon request (see back cover).

Under either option, the length of time Your policy remains inforce depends on the net cash surrender value of Your policy and whether You meet the no lapse guarantee period requirements. Your coverage lasts as long as Your net cash surrender value can cover the monthly deductions from Your policy fund. In addition, during the no lapse guarantee period, Your policy remains inforce if the sum of Your premium payments (minus any loans or withdrawals) is greater than the sum of the monthly no lapse guarantee premiums for all of the policy months since the policy was issued.

The investment performances of the investment divisions and the interest earned in the General Account affect Your policy fund. Therefore, the returns from these investment options can affect the length of time Your policy remains inforce.

The minimum initial face amount is $150,000.

Notice and Proof of Death
We require satisfactory proof of the Insured person's death before We pay the death benefit. That can be a certified copy of a death certificate, a written statement by the attending physician, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to Us.

Payment of Death Benefits
In most cases, when a death benefit is paid in a lump sum We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account" for the beneficiary, in the amount of the death benefit proceeds. We will send the beneficiary a checkbook and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our General Account. It is not a bank account and it is not Insured by the FDIC or any government agency. As part of Our General Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Account.

Maturity Benefit

If the Insured person is still living on the maturity date, We will pay the beneficiary the net cash surrender value. The policy will then end. The maturity date is the policy anniversary after the Insured person's 100th birthday. In certain circumstances, You may extend the maturity date (doing so may have tax consequences). See "Maturity Date" on page 66.


Changes In Premier Variable Universal Life 1.1
Premier Variable Universal Life 1.1 gives You the flexibility to choose from a variety of strategies that enable You to increase or decrease Your insurance protection.

A reduction in face amount lessens the emphasis on a policy's insurance coverage by reducing both the death benefit and the amount of pure insurance provided. The amount of pure insurance is the difference between the policy fund and the death benefit. This is the amount of risk We take. A reduced amount at risk results in lower cost of insurance deductions from Your policy fund.

A partial withdrawal reduces the policy fund and may reduce the death benefit, while providing You with a cash payment, but generally does not reduce the amount at risk. Choosing not to make premium payments may have the effect of reducing the policy fund. Under death benefit option 1, reducing the policy fund increases the amount at risk (thereby increasing the cost of insurance deductions) while leaving the death benefit unchanged; under death benefit option 2, reducing the policy fund decreases the death benefit while leaving the amount at risk unchanged.

Increases in the face amount have the exact opposite effect of decreases.

Changing The Face Amount of Insurance

You may change the face amount of Your policy by submitting a fully completed policy change application to Our Executive Office. You can only change the face amount twice each policy year. All changes are subject to Our approval and to the following conditions.


For increases:


      o     Increases in the face amount must be at least $25,000.

      o To increase the face amount, You must provide a fully completed policy change application and satisfactory evidence of insurability. If the Insured person has become a more expensive risk, then We charge higher cost of insurance fees for the additional amounts of insurance (We reserve the right to change this procedure in the future).

      o Monthly cost of insurance deductions from Your policy fund will increase. There will also be a surrender charge increase. These begin on the date the face amount increase takes effect.

      o The right to examine this policy does not apply to face amount increases. (It only applies when You first purchase the policy).


      o There will be an increase in the no lapse guarantee premium requirements.

      o     A new surrender charge period will apply to the face amount increase

For decreases:


      o     The surrender charge remains unchanged at the time of decrease.

      o You cannot reduce the face amount below the minimum issue amounts as noted on the schedule of policy benefits page of Your policy.

      o Monthly cost of insurance deductions from Your policy fund will decrease.

      o The federal tax law may limit a decrease in the face amount. If that limit applies, then Your new death benefit will be Your policy fund multiplied by the corridor percentage the federal tax law specifies for the Insured's age at the time of the change.

      o If You request a face amount decrease after You have already increased the face amount at substandard (i.e., higher) cost of insurance deductions, and the original face amount was at standard cost of insurance deductions, then We will first decrease the face amount that is at substandard higher cost of insurance deductions. We reserve the right to change this procedure.

      o There will be no decrease in the no lapse guarantee premium requirement.

Changing the face amount may have tax consequences. See "Tax Effects" on page
58. You should consult a tax advisor before making any change.


Changing Your Death Benefit Option

You may change Your death benefit option from option 1 to option 2 by submitting a fully completed policy change application to Our Executive Office. We require satisfactory evidence of insurability to make this change. If You change from option 1 to option 2, the face amount decreases by the amount of Your policy fund on the date of the change. This keeps the death benefit and net amount at risk the same as before the change. We may not allow a change in death benefit option if it would reduce the face amount below the minimum issue amounts, as noted on the schedule of policy benefits page of Your policy.

You may change Your death benefit option from option 2 to option 1 by sending a written request to Our Executive Office. If You change from option 2 to option 1, then the face amount increases by the amount of Your policy fund on the date of the change. These increases and decreases in face amount are made so that the amount of the death benefit remains the same on the date of the change. When the death benefit remains the same, there is no change in the net amount at risk. This is the amount on which the cost of insurance deductions are based.

Changing the death benefit option may have tax consequences. You should consult a tax advisor before making any change.


When Policy Changes Go Into Effect

Any changes in the face amount or the death benefit option will go into effect on the monthly anniversary after the date We approved Your request. After Your request is approved, You will receive a written notice showing each change. You should attach this notice to Your policy. We may also ask You to return Your policy to Us at Our Executive Office so that We can make a change. We will notify You in writing if We do not approve a change You request. For example, We might not approve a change that would disqualify Your policy as life insurance for income tax purposes.

Policy changes may have negative tax consequences. See "Tax Effects" on page 58. You should consult a tax advisor before making any change.


Flexible Premium Payments
You may choose the amount and frequency of premium payments, within the limits described below.

Even though Your premiums are flexible, Your policy's Schedule of Policy Benefits page will show a "planned" periodic premium. You determine the planned premium when You apply and can change it at any time. You will specify the frequency to be on a quarterly, semi-annual or annual basis. Planned periodic premiums may be monthly if paid by pre-authorized check. Premiums may be bi-weekly if paid by Civil Service Allotment. If You decide to make bi-weekly premium payments, We will assess the Civil Service Allotment Service Charge of $0.46 per bi-weekly premium. The planned premiums may not be enough to keep Your policy inforce.

The insurance goes into effect when We receive Your initial minimum premium payment (and approve Your application). We determine the initial minimum premium based on:

      1)        the age, sex and premium class of the Insured,
      2)        the initial face amount of the policy, and
      3)        any additional benefits selected.

All premium payments should be payable to Midland National. After Your first premium payment, all additional premiums should be sent directly to Our Executive Office.

We will send You premium reminders based on Your planned premium schedule. You may make the planned payment, skip the planned payment, or change the frequency or the amount of the payment. Generally, You may pay premiums at any time. Amounts must be at least $50, unless made by a pre-authorized check. Under current Company practice, amounts made by a pre-authorized check can be as low as $30.


Payment of the planned premiums does not guarantee that Your policy will stay inforce. Additional premium payments may be necessary. The planned premiums increase when the face amount of insurance increases. If Your policy contains the Automatic Benefit Increase Provision Rider, this includes increases resulting from this rider. Generally, if Your policy was issued After May 1, 1998 and prior to July 15, 2004, You will have this rider. (For more information on the Automatic Benefit Increase Provision,see "APPENDIX B" on page 84 for details on how and when the increases are applied.)


If You send Us a premium payment that would cause Your policy to cease to qualify as life insurance under federal tax law, We will notify You and return that portion of the premium that would cause the disqualification.

Premium Provisions During The No Lapse Guarantee Period
During the no lapse guarantee period, You can keep Your policy inforce by meeting a no lapse premium requirement. The no lapse guarantee period lasts until the 5th policy anniversary for policies issued before April 30, 2003 and for issue ages of 61 or more; for policies issued after April 30, 2003 with issue ages of 60 or less, it is 10 policy years. A monthly no lapse guarantee premium is shown on Your Schedule of Policy Benefits page. (This is not the same as the planned premiums). The no lapse guarantee premium requirement will be satisfied if the sum of premiums You have paid, less Your loans or withdrawals, is equal to or greater than the sum of the monthly no lapse guarantee premiums required on each monthly anniversary. The no lapse guarantee premium increases when the face amount increases.

During the no lapse guarantee period, Your policy will enter a grace period and lapse if:

      o the net cash surrender value cannot cover the monthly deductions from Your policy fund; and

      o the premiums You have paid, less Your loans or withdrawals, are less than the total monthly no lapse guarantee premiums required to that date.

Remember that the net cash surrender value is Your policy fund minus any surrender charge and minus any outstanding policy debt.

This policy lapse can occur even if You pay all of the planned premiums.

Premium Provisions After The No Lapse Guarantee Period. After the no lapse guarantee period, Your policy will enter a grace period and lapse if the net cash surrender value cannot cover the monthly deductions from Your policy fund. Paying Your planned premiums may not be sufficient to maintain Your policy because of investment performance, charges and deductions, policy changes or other factors. Therefore, additional premiums may be necessary to keep Your policy inforce.

Allocation of Premiums
Each net premium will be allocated to the investment divisions or to Our General Account on the later of the day We receive Your premium payment at Our Executive Office (if We receive it before the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time)) or the record date. Any premium received before the record date will be held and earn interest in the General Account until the day after the record date. When this period ends, Your instructions will dictate how We allocate the net premium.


The net premium is the premium minus a premium charge and any expense charges (the first monthly deduction is also taken from the initial premium). Each net premium is put into Your policy fund according to Your instructions. Your policy application may provide directions to allocate net premiums to Our General Account or the investment divisions. You may not allocate Your policy fund to more than 10 investment divisions at any one point in time. Your allocation instructions will apply to all of Your premiums unless You write to Our Executive Office with new instructions. You may also change Your allocation instructions by calling Us at (800) 272-1642 or faxing Us at (605) 373-8557. Changing Your allocation instructions will not change the way Your existing policy fund is apportioned among the investment divisions or the General Account. Allocation percentages may be any whole number from 0 to 100. The sum of the allocation percentages must equal 100. Of course, You may choose not to allocate a premium to any particular investment division. See "THE GENERAL ACCOUNT" on page 52.


Additional Benefits
You may include additional benefits in Your policy. Certain benefits result in an additional monthly deduction from Your policy fund. You may cancel these benefits at any time. However, canceling these benefits may have adverse tax consequences and You should consult a tax advisor before doing so. The following briefly summarizes the additional benefits that are currently available:


(1) Waiver of Charges Rider: This benefit can be selected at the time of application or added to an inforce policy with proof of insurability. With this benefit, We waive monthly deductions from the policy fund during the total disability of the Insured, if the Insured person becomes totally disabled on or after his/her 15th birthday and the disability continues for at least 6 months.


(2) Flexible Disability Benefit Rider: This benefit must be selected at the time of application. With this benefit, We pay a set amount into Your policy fund each month (the amount is on Your Schedule of Policy Benefits page). The benefit is payable when the Insured person becomes totally disabled on or after their 15th birthday and the disability continues for at least 6 months. The disability must start before the policy anniversary following the Insured person's 60th birthday. The benefit will continue for as long as the disability lasts or until the Insured person reaches age 65. If the amount of the benefit paid into the policy fund is more than the amount allowed under the income tax code, the monthly benefit will be paid to the Insured.

(3) Accidental Death Benefit Rider: This rider can be selected at the time of application or added to an inforce policy. We will pay an additional benefit if the Insured person dies from a physical injury that results from an accident, provided the Insured person dies before the policy anniversary that is within a half year of his or her 70th birthday.

(4) Children's Insurance Rider: This rider can be selected at the time of application or added to an inforce policy. This benefit provides term life insurance on the lives of the Insured person's children. This includes natural children, stepchildren, and legally adopted children, between the ages of 15 days and 21 years. They are covered until the Insured person reaches age 65 or the child reaches age 25.

(5) Family Insurance Rider: This rider can be selected at the time of application or added to an inforce policy. This benefit provides term life insurance on the Insured person's children as does the Children's Insurance. It also provides decreasing term life insurance on the Insured's spouse.

(6) Additional Insured Rider: This rider can be selected at the time of application or added to an inforce policy. You may provide term insurance for another person, such as the Insured person's spouse, under Your policy. A separate charge will be deducted for each additional Insured.

(7) Guaranteed Insurability Rider: This rider must be selected at the time of application. This benefit provides for additional amounts of insurance without further evidence of insurability.

(8) Living Needs Rider: This rider can be selected at the time of application or added to an inforce policy. This benefit provides an accelerated death benefit as payment of an "Advanced Sum," in the event the Insured person is expected to die within 12 months or as otherwise required by law.

      Pursuant to the Health Insurance Portability and Accountability Act of 1996, We believe that for federal income tax purposes an advanced sum payment made under the living needs rider should be fully excludable from the gross income of the beneficiary, as long as the beneficiary is the Insured person under the policy (except in certain business contexts. You should consult a tax advisor if such an exception should apply). The tax consequences associated with reducing the death benefit after We pay an accelerated death benefit are unclear, however. You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting an advanced sum payment under this rider.

      There is no charge for this benefit prior to the time of a payment. The amount of the advanced sum is reduced by expected future interest and may be reduced by a charge for administrative expenses. Currently We charge an administrative fee of $200 at the time benefits are paid from this rider. We reserve the right to increase this amount.

      On the day We pay the accelerated benefit, We will reduce the following in proportion to the reduction in the eligible death benefit:

            a.    the death benefit of the policy and of each eligible rider

            b.    the face amount

            c.    any policy funds

            d.    any outstanding loan

      When We reduce the policy fund, We allocate the reduction based on the proportion that Your unloaned amounts in the General Account and Your amounts in the investment divisions bear to the total unloaned portion of Your policy fund.

      You can choose the amount of the death benefit to accelerate at the time of the claim. The maximum advanced sum is 50% of the eligible death benefit (which is the death benefit of the policy plus the sum of any additional death benefits on the life of the Insured person provided by any eligible riders). Currently, We have a maximum of $250,000 and a minimum of $5,000.





(9) Extended Maturity Option:The ability to request an extension of the maturity date is part of Your policy. This option allows the maturity date to be extended indefinitely, or as long as allowed by the IRS. If the Insured is alive on the maturity date and this policy is still inforce and not in the grace period, this option may be elected. In order to elect this option, all of the policy fund must be transferred to either the General Account or the Money Market Investment Division and the death benefit option must be elected as Option 1, unless Your state requires otherwise. Once Your policy is extended beyond the maturity date, there will be no further monthly deductions and We will only allow transfers to the General Account or the Money Market Investment Division. Furthermore, We will not allow any of the following to occur:


            o     Increase in the specified amount of insurance

            o     Changes in the death benefit options

            o     Premium payments

The Extended Maturity Option may have tax consequences. Consult Your tax advisor before taking this election.


(10) Benefit Extension Rider: An Optional Benefit Extension Rider can prevent the policy from lapsing due to high amounts of policy debt, provided certain conditions are met, although the death benefit may be substantially reduced. There is no additional charge for this benefit.

      You may elect this benefit while You meet the conditions listed below by sending Us written notice. When the benefit availability conditions listed below are satisfied and the policy debt is equal to or greater than 87% of the policy fund, We will send a written notice to Your last known address, at least once each policy year, that the benefit election is available to You. If You decide to elect this benefit at that time, You must send Us written notice within 30 days of the date We mail this notice.

      This benefit is available only if all of the following conditions are met.

      1.    The Policy has been in force for at least 15 policy years;

      2.    the Insured's policy age or attained age must be at least age 65;

      3.    You have made withdrawals of all Your premium; and

      4. policy debt does not exceed the benefit election amount as defined below.

      The benefit election amount is as follows:

      o 89% of the policy fund for policy ages or attained ages that are greater than or equal to age 65 but less than or equal to age 74;

      o 93% of the policy fund for policy ages or attained ages that are greater than or equal to age 75.

      However, if You choose to take a loan or withdrawal that causes the policy debt to exceed the benefit election amount during the 30 days after the written notice has been sent, this benefit election will not be available.

      The effective date of this benefit will be the monthly anniversary date that follows the date We receive Your written notice. The entire amount of Your policy fund must be allocated to the General Account on and after the effective date. If You have any portion of the policy fund in the Separate Account on the effective date, We will transfer it to Our General Account on that date. No transfer charge will apply to this transaction and it will not count toward the maximum number of transfers allowed in a policy year.

      The benefit extension period begins as of the effective date of the rider and ends on the earlier of:

      a)    the insured's death; or

      b)    surrender of the policy; or

      c)    the date any loans or withdrawals are taken.

      During the benefit extension period:

      1. We guarantee Your policy will remain in force until the insured's death provided the policy is not terminated due to surrender, and You do not take loans or withdrawals after the effective date.

      2.    The excess policy debt provision in the policy will be suspended.

      3.    All monthly deductions will be taken from the General Account.

      4.    We will not allow any:

            (a)   premium payments; or

            (b)   transfers to the Separate Account; or

            (c)   face amount changes; or

            (d)   death benefit option changes.

      5. The death benefit option will be death benefit option 1, and the death benefit will be subject to the minimum death benefit provisions below.

      6. If the policy debt does not exceed the face amount as of the rider's effective date, the face amount will be decreased to equal the policy fund as of the effective date. We will send You an endorsement to reflect the new specified amount.

      7. Any riders and supplemental benefits attached to the policy will terminate.

      During the benefit extension period, the amount of the death benefit will be determined exclusively by death benefit option 1 and will be equal to the greater of the following amounts for the then current policy year:

      a. 100% of the policy fund as of the date We receive due proof of the insured's death;

      b. The minimum amount of death benefit necessary for the policy to continue its qualification as a life insurance contract for federal tax purposes.

      In some circumstances, electing the benefit can cause Your policy to become a modified endowment contract. You should consult with and rely on a tax advisor when making policy changes, taking loans or withdrawals to help You avoid situations that may result in Your policy becoming a modified endowment contract.

      You may make loan repayments at anytime. Loan repayments will be allocated to the General Account. Interest charged on policy debt will continue to accrue during the benefit extension period.

      This Rider will terminate upon the earliest of:

            1.    The date of the insured's death; or

            2.    The date You surrender the policy; or

            3. The date any loans or withdrawals are taken during the benefit extension period.

      Anyone contemplating the purchase of the policy with the Benefit Extension Rider should be aware that the tax consequences of the Benefit Extension Rider have not been ruled on by the IRS or the courts and it is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when the Benefit Extension Rider causes the policy to be converted into a fixed policy. You should consult with and rely on a tax advisor as to the tax risk associated with the Benefit Extension Rider.

      (11) Automatic Benefit Increase Provision Rider: Generally, only policies issued after May 1, 1998, and prior to July 15, 2004 contain this rider. The only exception to this would be if Your application was in the underwriting process prior to July 15, 2004. If this is the case, You may have an issue date later than July 15, 2004 and still have the Automatic Benefit Increase Provision. For more detailed information see "APPENDIX B" on page 84.


SEPARATE ACCOUNT INVESTMENT CHOICES

Our Separate Account And Its Investment Divisions
The "Separate Account" is Our Separate Account A, established under the insurance laws of the State of Iowa. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 but this registration does not involve any SEC supervision of its management or investment policies. The Separate Account meets the definition of a "Separate Account" under the federal securities laws. Income, gains and losses credited to, or charged against, the Separate Account reflects the investment experience of the Separate Account and not the investment experience of Midland National's other assets. Midland National is obligated to pay all amounts guaranteed under the policy.

The Separate Account has a number of investment divisions, each of which invests in the shares of a corresponding portfolio of the funds. You may allocate part or all of Your net premiums in up to ten of the thirty-seven investment divisions of Our Separate Account at any one time.

The Funds
Each of the 37 portfolios available under the policy is a "series" of its investment company:

The funds' shares are bought and sold by Our Separate Account at net asset value. More detailed information about the funds and their investment objectives, policies, risks, expenses and other aspects of their operations appear in their prospectuses, which accompany this prospectus.

Midland National may from time to time receive revenue from the funds and/or from their managers. The amounts of the revenue, if any, may be substantial and may vary between funds and portfolios and may be based on the amount of Midland National's investments in the funds. Currently these revenues range from 0.10% to 0.25% of Midland National's investment in the funds.

Investment Policies Of The Portfolios
Each portfolio tries to achieve a specified investment objective by following certain investment policies. A portfolio's objectives and policies affect its returns and risks. Each investment division's performance depends on the experience of the corresponding portfolio. The objectives of the portfolios are as follows:


--------------------------------------------------------- ---------------------------------------------------------------------
Portfolio                                                 Investment Objective
--------------------------------------------------------- ---------------------------------------------------------------------

AIM Variable Insurance Funds1

--------------------------------------------------------- ---------------------------------------------------------------------

AIM V.I. Financial Services Fund2 - Series I Shares       Seeks capital growth.  The fund normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies involved in the financial services sector.

--------------------------------------------------------- ---------------------------------------------------------------------

AIM V.I. Health Sciences Fund3 - Series I Shares          The fund seeks capital growth.  The fund seeks to meet
(Effective July 1, 2005, AIM V.I. Health Sciences Fund    its objectives by investing normally at least 80% of its assets in
will be renamed AIM V.I. Global Health Care Fund)         securities of health care industry companies.

--------------------------------------------------------- ---------------------------------------------------------------------
Alger American Fund
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                           Seeks long-term capital appreciation.  It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management.  Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.  The portfolio considers a large company to have a market capitalization of $1 billion or greater.
--------------------------------------------------------- ---------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 Seeks long-term capital appreciation.  Under normal
                                                          circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth
                                                          potential.  The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities.  By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.
--------------------------------------------------------- ---------------------------------------------------------------------
Alger American MidCap Growth Portfolio                    Seeks long-term capital appreciation.  It focuses on midsize companies with promising growth potential.  Under normal
                                                          circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.
--------------------------------------------------------- ---------------------------------------------------------------------
Alger American Small Capitalization Portfolio             Seeks long-term capital appreciation.  It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace.  Under normal circumstances, the portfolio invests primarily in equity securities of small capitalization companies.  A small capitalization company is one that has a market capitalization within the range of the
                                                          Russell 2000 Growth Index or the S&P SmallCap 600 Index.
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund                         Seeks capital growth and current income.  Invests approximately
                                                          60 percent of its assets in common stocks that management
                                                          considers to have better than average potential for appreciation and the rest in fixed income securities.

--------------------------------------------------------- ---------------------------------------------------------------------

American Century VP Capital Appreciation Fund             Seeks capital growth by investing primarily in common stocks that management considers to have better-than-average prospects for appreciation.

--------------------------------------------------------- ---------------------------------------------------------------------

American Century VP Income & Growth Fund                   Seeks dividend growth, current income and capital appreciation.
                                                          Seeks capital growth by investing in common stocks. Income is a secondary objective. The Portfolio will seek to achieve its investment objective by investing in common stocks.

--------------------------------------------------------- ---------------------------------------------------------------------

American Century VP International Fund                    Seeks capital growth by investing primarily in securities of foreign companies that management believes to have potential for appreciation.

--------------------------------------------------------- ---------------------------------------------------------------------

American Century VP Value Fund                            Seeks long-term capital growth with income as a secondary
                                                          objective.  Invests primarily in equity securities of
                                                          well-established companies that management believes to be
                                                          under-valued.

-------------------------------------------------------------------------------------------------------------------------------
Fidelity's Variable Insurance Products Funds
-------------------------------------------------------------------------------------------------------------------------------

VIP Asset Manager Portfolio                                Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

--------------------------------------------------------- ---------------------------------------------------------------------
VIP Asset Manager: Growth Portfolio                       Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.
--------------------------------------------------------- ---------------------------------------------------------------------

VIP Balanced Portfolio                                    Seeks income and capital growth consistent with reasonable risk

--------------------------------------------------------- ---------------------------------------------------------------------

VIP Contrafund(R) Portfolio                               Seeks long-term capital appreciation.

--------------------------------------------------------- ---------------------------------------------------------------------
VIP Equity-Income Portfolio                               Seeks reasonable income by investing primarily in
                                                          income-producing equity securities.  In choosing these securities, the investment manager will consider the potential for capital appreciation.  The portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the
                                                          Standard & Poor's Composite Index of 500 stocks.
--------------------------------------------------------- ---------------------------------------------------------------------

VIP Growth & Income Portfolio                             Seeks high total return through a combination of current income and capital appreciation.

--------------------------------------------------------- ---------------------------------------------------------------------

VIP Growth Opportunities Portfolio                        Seeks to provide capital growth.

--------------------------------------------------------- ---------------------------------------------------------------------

VIP Growth Portfolio                                      Seeks to achieve capital appreciation.

--------------------------------------------------------- ---------------------------------------------------------------------

VIP High Income Portfolio                                 Seeks a high level of current income, while also considering growth of capital.

--------------------------------------------------------- ---------------------------------------------------------------------
VIP Index 500 Portfolio                                   Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States by duplicating the composition and total return of the Standard &
                                                          Poor's Composite Index of 500 Stocks.
--------------------------------------------------------- ---------------------------------------------------------------------

VIP Investment Grade Bond Portfolio                       Seeks as high a level of current income as is consistent with the preservation of capital.

--------------------------------------------------------- ---------------------------------------------------------------------
VIP Mid Capital Portfolio                                 Seeks long-term growth of capital.
--------------------------------------------------------- ---------------------------------------------------------------------

VIP Money Market Portfolio*                               VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in money market instruments.

--------------------------------------------------------- ---------------------------------------------------------------------

VIP Overseas Portfolio                                    Seeks long-term growth of capital.

-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                   Seeks long-term growth of capital and income without excessive fluctuation in market value.
--------------------------------------------------------- ---------------------------------------------------------------------
Lord Abbett International Portfolio                       Seeks long-term capital appreciation.  Invests primarily in equity securities on non-U.S. issuers.
--------------------------------------------------------- ---------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                       Seeks capital appreciation through investments, primarily in equity securities which are believed to be undervalued in the marketplace.
-------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trusts
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                            Seeks to provide long-term growth of capital.
--------------------------------------------------------- ---------------------------------------------------------------------
MFS Investors Trust Series                                Seeks mainly to provide long-term growth of capital and
                                                          secondarily to provide reasonable current income.
--------------------------------------------------------- ---------------------------------------------------------------------
MFS VIT New Discovery Series                              Seeks capital appreciation.
--------------------------------------------------------- ---------------------------------------------------------------------
MFS VIT Research Series                                   Seeks to provide long-term growth of capital and future income.
-------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                            Seeks maximum total return, consistent with preservation of capital and prudent investment management.
--------------------------------------------------------- ---------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                          Seeks maximum total return consistent with preservation of capital and prudent investment management.
--------------------------------------------------------- ---------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                           Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
--------------------------------------------------------- ---------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                          Seeks maximum total return, consistent with preservation of capital and prudent investment management.
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                        Seeks long-term capital appreciation by investing primarily in
                                                          "hard asset securities."  Income is a secondary consideration.
                                                          Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of precious metals, natural resources, real estate, and commodities.
--------------------------------------------------------- ---------------------------------------------------------------------

*During extended periods of low interest rates, the yields of the money market investment division may become extremely low and possibly negative.


1Formerly INVESCO Variable Investment Funds Inc.
2Formerly INVESCO VIF-Financial Services Fund
3Formerly INVESCO VIF-Health Sciences Fund

A I M Advisors, Inc. manages the AIM Variable Insurance Funds1, Fred Alger Management, Inc. manages the Alger American Fund. American Century Investment Management, Inc. manages the American Century VP Portfolios. Fidelity Management & Research Company manages the VIP Portfolios. Lord Abbett & Co. manages the Lord Abbett Series Fund, Inc. MFS(R) Investment Management manages the MFS(R)Variable Insurance TrustSM. Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust. Van Eck Associates Corporation2 manages the Van Eck Worldwide Insurance Trust.

1Formerly INVESCO Funds Group, Inc. manages the INVESCO Variable Investment Funds, Inc.



The fund portfolios available under these policies are not available for purchase directly by the general public. In addition, the fund portfolios and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment advisor or manager. Nevertheless, the investment performance and results of any of the funds' portfolios that are available under the policies may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment advisor or manager and the same investment objectives and policies and a very similar or nearly identical name.


The fund portfolios offered though the policy are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment advisor) will compensate Us for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor (See "Distribution of the Policies," page 71).

You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by You, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Fund portfolios that is available to you, including each Fund's prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or portfolio. You should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the Portfolios you have chosen.

Midland National does not provide investment advice and does not recommend or endorse any particular Fund or portfolio.


You can receive a current copy of a prospectus for each of the portfolios by contacting Your registered representative and by contacting Us at:

                     Midland National Life Insurance Company
                                One Midland Plaza
                              Sioux Falls, SD 57193
                              Phone: (800) 272-1642
                               Fax: (605) 335-3621

Effects of Market Timing
Frequent, large, programmed, or short-term transfer among the investment divisions or between the investment divisions and the General Account ("harmful trading") can cause risks with adverse effects for other policy owners (and beneficiaries and portfolios). These risks and harmful effects include: (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are prices below the true value of transfers out of the investment division are made at unit values priced higher than the true value (some "market timers" attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage."); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Charges In The Funds
The funds charge for managing investments and providing services. Each portfolio's charges vary.

The VIP Portfolios have an annual management fee. That is the sum of an individual fund fee rate and a group fee rate based on the monthly average net assets of Fidelity Management & Research Company's mutual funds. In addition, each of these portfolios' total operating expenses includes fees for management and shareholder services and other expenses (custodial, legal, accounting, and other miscellaneous fees). The fees for the Fidelity Portfolios are based on the Initial Class. See the VIP prospectuses for additional information on how these charges are determined and on the minimum and maximum charges allowed.

The other funds have annual management fees that are based on the monthly average of the net assets in each of the portfolios. The funds may also impose redemption fees, which We would deduct from Your policy fund. See the portfolio company prospectuses for details.

USING YOUR POLICY FUND

The Policy Fund

Your policy fund is the sum of Your amounts in the various investment divisions and in the General Account (including any amount in Our General Account securing a policy loan). Your policy fund reflects various charges. See "DEDUCTIONS AND CHARGES" on page 52. Monthly deductions are made on the policy date and on the first day of each policy month. Transaction and surrender charges are made on the effective date of the transaction. Charges against Our Separate Account are reflected daily.


Your policy fund begins with Your first premium payment. From Your premium We deduct a premium charge and the first monthly deduction (and any per premium expenses) as described in the "Deductions From Your Premiums" section on page
52. The balance of the premium is Your beginning policy fund.

Your policy fund reflects:

      o     the amount and frequency of premium payments,

      o deductions for the cost of insurance, additional benefits and other charges,

      o     the investment performance of Your chosen investment divisions,

      o     interest earned on amounts allocated to the General Account,

      o     the impact of loans, and

      o     the impact of partial withdrawals.

We guarantee amounts allocated to the General Account. There is no guaranteed minimum policy fund for amounts allocated to the investment divisions of Our Separate Account. An investment division's performance will cause Your policy fund to go up or down. You bear that investment risk.

Amounts In Our Separate Account
Amounts allocated or transferred to the investment divisions are used to purchase accumulation units. Accumulation units of an investment division are purchased when You allocate net premiums, repay loans or transfer amounts to that division. Accumulation units are redeemed when You make withdrawals, when You transfer amounts from an investment division (including transfers for loans), when We make monthly deductions and charges, and when We pay the death benefit. The number of accumulation units purchased or redeemed in an investment division is calculated by dividing the dollar amount of the transaction by the division's accumulation unit value at the end of that day if it is a business day, otherwise the next business day's value is used. The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

How We Determine The Accumulation Unit Value
We determine accumulation unit values for the investment divisions at the end of each business day. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds. They reflect investment income, the portfolio's realized and unrealized capital gains and losses, the funds' expenses, and Our deductions and charges. The accumulation unit value for each investment division is set at $10.00 on the first day there are policy transactions in Our Separate Account associated with these policies. After that, the accumulation unit value for any business day is equal to the accumulation unit value for the previous business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment division every business day as follows:

      o We take the value of the shares belonging to the division in the corresponding fund portfolio at the close of business that day (before giving effect to any policy transactions for that day, such as premium payments or surrenders). We use the share value reported to Us by the fund.

      o We add any dividends or capital gains distributions paid by the portfolio that day.

      o We divide this amount by the value of the amounts in the investment division at the close of business on the preceding business day (after giving effect to any policy transactions on that day).

      o We subtract a daily asset charge for each calendar day between business days (for example, a Monday calculation may include charges for Saturday and Sunday). The daily charge is .0024547% during the first 10 policy years, which is an effective annual rate of 0.90%. After the 10th policy year, this charge is at an effective annual rate of 0.10%.

      o We may subtract any daily charge for taxes or amounts set aside as tax reserves.

Policy Fund Transactions
The transactions described below may have different effects on Your policy fund, death benefit, face amount or cost of insurance deductions. You should consider the net effects before making any policy fund transactions. Certain transactions have fees. Remember that upon completion of these transactions, You may not have Your policy fund allocated to more than 10 investment divisions.

Transfers Of Policy Fund

You may transfer amounts among the investment divisions and between the General Account and any investment divisions. To make a transfer of policy fund, write to Our Executive Office at the address shown on the page one of this prospectus. You may also call-in Your requests to Our Executive Office toll-free at (800) 272-1642 or fax Your requests to our Executive Office at (605) 373-8557. Any requests sent to another number may not be considered received in Our Executive Office. Currently, You may make an unlimited number of free transfers of policy fund in each policy year (subject to the "Transfer Limitations" below). However, We reserve the right to assess a $25 charge for each transfer after the 12th in a policy year. We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific policy owners. If We charge You for making a transfer, then We will allocate the charge as described under "Deductions and Charges - How Policy Fund Charges Are Allocated" on page 56. Although a single transfer request may include multiple transfers, it will be considered a single transfer for fee purposes.


The total amount that can be transferred from the General Account to the Separate Account, in any policy year, cannot exceed the larger of:

      1. 25% of the unloaned amount in the General Account at the beginning of the policy year, or

      2.    $25,000 (We reserve the right to decrease this to $1,000.)

These limits do not apply to transfers made in a Dollar Cost Averaging program or Portfolio Rebalancing program that extends over a time period of 12 or more months.

Completed transfer requests received at Our Executive Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

The minimum transfer amount is $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the transfer minimum.

Transfer Limitations

Frequent, large, programmed or short-term transfers among investment divisions, such as those associated with "market timing" transactions, can adversely affect the portfolios and the returns achieved by policy owners. In particular, such transfers may dilute the value of the portfolios' shares, interfere with the efficient management of the portfolios' investments, and increase brokerage and administrative costs of the portfolios. In order to try to protect Our policy owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the "market timing procedures"). Our market timing procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other policy owners or portfolio shareholders.


More specifically, currently Our market timing procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a policy within a five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from MFS VIT New Discovery Series to Fidelity VIP Money Market Portfolio, followed by a transfer from Money Market back to New Discovery within five business days).


We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters. When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same policy) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful. We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that policy's transfer privileges and We will not accept another transfer request for 14 business days. We will attempt to inform the policy owner (or Registered Representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days. If We do not succeed in reaching the policy owner or Registered Representative by phone, We will send a letter by first class mail to the policy owner's address of record.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, We will take appropriate action to protect others. In particular, We may, and We reserve the right to, reverse a potentially harmful transfer. If so, We will inform the policy owner and/or Registered Representative. The policy owner will bear any investment loss involved in a reversal.


To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers. If this occurs, We will attempt to contact You by telephone for further instructions. If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be refunded to You. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.


In Our sole discretion, We may revise Our market timing procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other policy owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We may change our parameters to monitor for a different number of transfers with different time periods, and We may include other factors, such as the size of transfers made by policy owners within given periods of time, as well as the number of "round trip" transfers into and out of particular investment divisions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more policies that We believe are connected (for example, two policies with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the dollar cost averaging program and portfolio rebalancing program in these limitations. We may vary Our market timing procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others. We may not always apply these detections methods to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for all policy owners that We believe might otherwise engage in trading activity that is harmful to others. For example, We might only accept transfers by original "wet" policy owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.


Policy owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the policy may also limit Our ability to restrict or deter harmful transfers. Furthermore, the identification of policy owners determined to be engaged in transfer activity that may adversely affect other policy owners or portfolios' shareholders involves judgments that are inherently subjective. Accordingly, despite Our best efforts, We cannot guarantee that Our market timing procedures will detect every potential market timer. Some market timers may get through our controls undetected and may cause dilution in unit value to others.We apply Our market timing procedures consistently to all policy owners without special arrangement, waiver, or exception. We may vary Our market timing procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions. In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.



Dollar Cost Averaging
The Dollar Cost Averaging (DCA) program enables You to make monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions. By allocating monthly, as opposed to allocating the total dollar amount at one time, You may reduce the impact of market fluctuations. This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly amount to be transferred using DCA is $200.

You can elect the DCA program at any time. You must complete the proper request form, and send it to Us at Our Executive Office, and there must be a sufficient amount in the DCA source account. The minimum amount required in the DCA source account for DCA to begin is a sum of $2,400 and the minimum premium. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. The DCA election will specify:

      a.    The DCA source account from which DCA transfers will be made,

      b. That any money received with the form is to be placed into the DCA source account,

      c. The total monthly amount to be transferred to the other investment divisions, and

      d. How that monthly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payments You intend to apply to DCA.

Once DCA is elected, additional net premiums can be deposited into the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any net premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a policy year.

If it is requested when the policy is issued, then DCA will start at the beginning of the 2nd policy month. If it is requested after issue, then DCA will start at the beginning of the 1st policy month which occurs at least 30 days after the request is received.

DCA will last until the value in the DCA source account is exhausted or until We receive Your written termination request. DCA automatically terminates on the maturity date.

We do not charge any specific fees for You to participate in a DCA program. However, transfers made through a DCA program which only extends for fewer than 12 months will be included in counting the number of transfers of policy fund. While We currently allow an unlimited number of free transfers, We reserve the right to charge for each transfer after the 12th one in any policy year.

We reserve the right to end the DCA program by sending You one month's notice.

Portfolio Rebalancing
The Portfolio Rebalancing Option allows policy owners, who are not participating in a Dollar Cost Averaging program, to have Midland National automatically reset the percentage of policy fund allocated to each investment division to a pre-set level. For example, You may wish to specify that 30% of Your policy fund be allocated to the VIP Growth investment division, 40% in the VIP High Income investment division and 30% in the VIP Overseas investment division. Over time, the variations in the investment division's investment results will shift the percentage allocations of Your policy fund. If You elect this option, then at each policy anniversary, We will transfer amounts needed to "re-balance" the policy fund to the specified percentages selected by You. Rebalancing is not available to amounts in the General Account. Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

Even with a Portfolio Rebalancing Option, You can only allocate Your total policy fund in up to at most 10 investment divisions. Portfolio Rebalancing will remain in effect until We receive Your written termination request. We reserve the right to end the Portfolio Rebalancing Option by sending You one month's notice. Contact Us at Our Executive Office to elect the Portfolio Rebalancing Option.

Midland National does not charge any specific fees for You to participate in a portfolio rebalancing program. However, transfers made through a portfolio rebalancing program which only extends for fewer than 12 months will be included in counting the number of transfers of policy fund. While We currently allow an unlimited number of free transfers, We do reserve the right to charge for each transfer after the 12th one in any policy year.


Automatic Distribution Option

You may choose to receive automatic distributions of Your net cash surrender value on a monthly, quarterly, semi-annual, or annual basis at any time by completing the Request for Automatic Distributions form and sending it to Us. This option allows You to receive periodic income from Your policy's net cash surrender value by simply filling out one form and allowing us to process the necessary loans and partial withdrawals. While this option is available at any time during the life of Your policy, it is best to delay distributions from your life insurance policy for as long as possible. Any distributions that You take from Your policy result in reductions to the policy proceeds payable at the time of the insured's death and cash value of the policy. This automatic distribution option is mainly intended for distributions after Your surrender charge period has expired and is often used during retirement years.

When We receive the completed Automatic Distribution form, We will begin processing partial withdrawals on the following monthly anniversary. Such partial withdrawals will be taken from the net cash surrender value in the amount and frequency You selected until We have distributed an amount equal to all premiums paid. Partial withdrawals processed under the automatic distribution option will not be subject to the $25 dollar fee that We normally charge when there is more than one partial withdrawal in a policy year. When the amount distributed equals the amount of all premiums paid, We will begin processing loans in the amount and frequency You selected for as long as the policy's net cash surrender value will support these loans.

 The automatic distributions will continue until You send us a written request to discontinue the distributions or until the policy's net cash surrender value is insufficient to support additional withdrawals or loans. There is not a separate charge for the automatic distribution option. Any policy loans or partial withdrawals will result in a reduction to the policy proceeds from what would otherwise be payable to Your beneficiary at the insured's death and the policy's cash value. There may be tax consequences in taking distributions from Your policy if it is or becomes a modified endowment contract. Please consult a tax advisor prior to beginning an automatic distribution program so that You are knowledgeable about the tax impact of any partial withdrawals and policy loans.



Policy Loans

Using only Your policy as security, You may borrow up to 92% of the cash surrender value (the policy fund less the surrender charge) minus any policy debt. If You request an additional loan, then the outstanding loan and loan interest will be added to the additional loan amount and the original loan will be canceled. Thus, You will only have one outstanding loan. A loan taken from, or secured by, a policy may have federal income tax consequences. See "Tax Effects" on page 58.

You may request a loan by contacting Our Executive Office. You should tell Us how much of the loan You want taken from Your unloaned amount in the General Account or from the Separate Account investment divisions. If You do not tell Us how to allocate Your loan, the loan will be allocated according to Your deduction allocation percentages as described under "How Policy Fund Charges Are Allocated" on page 56. If the loan cannot be allocated this way, then We will allocate it in proportion to the unloaned amounts of Your policy fund in the General Account and each investment division. We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division (and transfer these amounts to the General Account).


Interest Credited on Policy Loans: The portion of the General Account that is equal to the policy loan will be credited with interest at a rate of 3.5% per year.


Policy Loan Interest Charged: After the 5th policy year, We guarantee that We will offer zero cost loans on the full loan value. The annual interest rate charged on zero cost loans is guaranteed to be 3.5% (which is the same rate We guarantee to credit on zero cost loans). We guarantee this rate unless a higher interest rate is required by the Internal Revenue Service. If the Internal Revenue Service requires a higher policy loan interest rate, We will charge the minimum interest rate allowed. A zero cost loan may have tax consequences. See "Tax Effects" on page 58.


Currently, the annual interest rate We charge on standard loans is 5.5%. We guarantee that the rate charged on standard loans will not exceed 8% per year.

Interest is due on each policy anniversary or if earlier, on the date of surrender, the date of loan repayment or the date of the Insured's death. If You do not pay the interest when it is due, then it will be added to Your outstanding loan and allocated based on the deduction allocation percentages for Your policy fund. This means We make an additional loan to pay the interest and will transfer amounts from the General Account or the investment divisions to make the loan. If We cannot allocate the interest based on these percentages, then We will allocate it as described above.

Repaying The Loan. You may repay all or part of a policy loan while Your policy is inforce. While You have a policy loan, We assume that any money You send Us is meant to repay the loan. If You wish to have any of these payments serve as premium payments, then You must tell Us in writing.

You may choose how You want Us to allocate Your repayments. If You do not give Us instructions, We will allocate Your repayments based on Your premium allocation percentages.

The Effects Of A Policy Loan On Your Policy Fund. A loan against Your policy will have a permanent effect on Your policy fund and benefits, even if the loan is repaid. When You borrow on Your policy, We transfer Your loan amount into Our General Account where it earns a declared rate of interest. You cannot invest that loan amount in any Separate Account investment divisions. You may earn more or less on the loan amount, depending on the performance of the investment divisions and whether they are better or worse than the 3.5% annual interest We credit on the portion of the General Account securing the loan. A policy loan will reduce the policy's ultimate death benefit and cash value.

Your Policy May Lapse. Your loan may affect the amount of time that Your policy remains inforce. For example, Your policy may lapse because the loaned amount cannot be used to cover the monthly deductions that are taken from Your policy fund. If these deductions are more than the net cash surrender value of Your policy, then the policy's lapse provisions may apply. Since the policy permits loans up to 92% of the cash surrender value (the policy fund less the surrender charge) minus any policy debt, loan repayments or additional premium payments may be required to keep the policy inforce, especially if You borrow the maximum.

Withdrawing Money From Your Policy Fund
You may request a partial withdrawal of Your net cash surrender value by writing to Our Executive Office. You may also request a partial withdrawal by calling Us at Our Executive Office toll-free at (800) 272-1642 or faxing Us at Our Executive Office at (605) 373-8557. Any requests sent to another number will not be considered received in Our Executive Office. If You make more than one partial withdrawal in a policy year, We will impose a partial withdrawal charge as explained in the paragraph entitled "Withdrawal Charges" listed below. Partial withdrawals are subject to certain conditions. They must:

      o     be at least $200,

      o in the first policy year, total no more than 50% of the net cash surrender value (the limit is 90% of the net cash surrender value in subsequent policy years).

      o allow the death benefit to remain above the minimum for which We would issue the policy at that time, and

      o allow the policy to still qualify as life insurance under applicable tax law.


You may specify how much of the withdrawal You want taken from each investment division and Our General Account.. If You do not tell Us, then We will make the withdrawal as described in "Deductions and Charges - How Policy Fund Charges Are Allocated" on page 56.


Completed partial withdrawal requests received at Our Executive Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed partial withdrawal request after the close of regular trading on the New York Stock Exchange, We will process the partial withdrawal request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.


Withdrawal Charges. When You make a partial withdrawal more than once in a policy year, a charge of $25 (or 2% of the amount withdrawn, whichever is less), will be deducted from Your policy fund. If You do not give Us instructions for deducting the charge, then it will be deducted as described under "Deductions and Charges - How Policy Fund Charges Are Allocated" on page 56. This charge does not apply to withdrawals under the Automatic Distribution Option.



In general, We do not permit You to make a withdrawal on monies for which Your premium check has not cleared Your bank.

The Effects Of A Partial Withdrawal. A partial withdrawal reduces the amount in Your policy fund, the cash surrender value and generally the death benefit on a dollar-for-dollar basis. However if, the death benefit is based on the corridor percentage multiple, then the death benefit reduction could be greater. If You have elected death benefit option 1, then We will also reduce the face amount of Your policy so that there will be no change in the net amount at risk. We will send You a new Schedule of Policy Benefits to reflect this change. Both the withdrawal and any reductions will be effective as of the business day We receive Your request at Our Executive Office.


Depending on individual circumstances, a policy loan might be better than a partial withdrawal if You need temporary cash. A withdrawal may have income tax consequences. See "Tax Effects" on page 58.


Surrendering Your Policy
You may surrender Your policy for its net cash surrender value while the Insured person is living. You do this by sending both a written request and the policy to Our Executive Office. If You surrender Your policy or allow it to lapse during the surrender charge period, We will assess a surrender charge. The net cash surrender value equals the cash surrender value (Your policy fund minus any surrender charge) minus any loan outstanding (including loan interest). The net cash surrender value may be very low, especially during the early policy years. During the first 10 policy years after the date of issue or an increase in face amount, the cash surrender value is the policy fund minus the surrender charge. After 10 years, the cash surrender value equals the policy fund. We will compute the net cash surrender value as of the business day We receive Your request and policy at Our Executive Office. All of Your insurance coverage will end on that date.

Completed surrender requests received at Our Executive Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.


A surrender may have income tax consequences. See "Tax Effects" on page 58.


                               THE GENERAL ACCOUNT

You may allocate all or some of Your policy fund to the General Account. The General Account pays interest at a declared rate. We guarantee the principal after deductions. The General Account supports Our insurance and annuity obligations. Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus for Your information and which relate to the General Account.

You may accumulate amounts in the General Account by:

      o     allocating net premium and loan payments,

      o     transferring amounts from the investment divisions,

      o     obtaining any policy loans, or

      o     earning interest on amounts You already have in the General Account.

This amount is reduced by transfers, withdrawals and allocated deductions.

We pay interest on all Your amounts in the General Account. The annual interest rates will never be less than 3.5%. We may, at Our sole discretion, credit interest in excess of 3.5%. You assume the risk that interest credited may not exceed 3.5% per year. We may pay different rates on unloaned and loaned amounts in the General Account. Interest compounds daily at an effective annual rate that equals the annual rate We declared.


You may request a transfer between the General Account and one or more of the investment divisions, within limits. See "Transfers Of Policy Fund" on page 43.


The General Account may not be available in all states. Your state of issue will determine if the General Account is available on Your policy. Please check Your policy form to see if the General Account is available on Your policy.

DEDUCTIONS AND CHARGES

Deductions From Your Premiums
We deduct a premium charge, and in some cases a service charge from each premium upon receipt. The rest of each premium (called the net premium) is placed in Your policy fund.

Since this charge is a percentage of paid premiums, the amount of the charge will vary with the amount of premium.


Premium Charge. We deduct a 5.0% premium charge from each premium payment (for policies issued after April 30, 2003, with a specified face amount of insurance of $1,000,000 or more, this charge currently is 4.5%). We currently intend to eliminate this charge after the 15th policy year - - this is not guaranteed. This charge partially reimburses Us for premium taxes We incur, and for the selling and distribution costs of this policy. The percentage We estimate to be paid for premium taxes is an average of what We anticipate owing, and therefore, may exceed that actual rate imposed by Your state. This is a tax to Midland National so You cannot deduct it on Your income tax return.

Our selling and distribution costs include commissions and the costs of preparing sales literature and printing prospectuses. (We also deduct a surrender charge if You surrender Your policy for its net cash surrender value or let Your policy lapse in the first 10 years. See "Surrender Charge" on page 56.)


Service Charge. If You have chosen the Civil Service Allotment Mode, then We deduct $.46 (forty-six cents) from each premium payment. The $.46 covers the extra expenses We incur in processing bi-weekly premium payments.

Charges Against The Separate Account
Fees and charges allocated to the investment divisions reduce the amount in Your policy fund.


Mortality and Expense Risks. We charge for assuming mortality and expense risks. We guarantee that monthly administrative and insurance deductions from Your policy will never be greater than the maximum amounts shown in Your policy. The mortality risk We assume is that Insured people will live for shorter periods than We estimated. When this happens, We have to pay a greater amount of death benefits than We expected. The expense risk We assume is that the cost of issuing and administering policies will be greater than We expected. We deduct a daily charge for mortality and expense risks at an effective annual rate of 0.90% of the value of assets in the Separate Account attributable to the policy for the first ten policy years, and 0.10% thereafter. The investment divisions' accumulation unit values reflect this charge. See "Using Your Policy Fund - How We Determine The Accumulation Unit Value" on page 43. If the money We collect from this charge is not needed, then We profit. We expect to make money from this charge. To the extent sales expenses are not covered by the premium load and surrender charge, Our General Account funds, which may include amounts derived from this mortality and expense risk charge, will be used to cover sales expenses.


Tax Reserve. We reserve the right to charge for taxes or tax reserves, which may reduce the investment performance of the investment divisions. Currently, no such charge is made.

Monthly Deductions From Your Policy Fund
At the beginning of each policy month (including the policy date), the following three deductions are taken from Your policy fund.

1. Expense Charge: This charge is $7.00 per month. This charge covers the continuing costs of maintaining Your policy, such as premium billing and collections, claim processing, policy transactions, record keeping, communications with owners and other expense and overhead items. We currently intend to reduce this charge to $4.00 after the 15th policy year. (This reduction is not guaranteed.)

2. Charges for Additional Benefits: Monthly deductions are made for the cost of any additional benefits. With the exception of the Living Needs Rider, the charges for any additional benefits You select will be deducted on the policy rider date and each monthly anniversary thereafter. See the "Fee Table" on page 14. We may change these charges, but Your policy contains tables showing the guaranteed maximum rates for all of these insurance costs.

3. Cost of Insurance Deduction: The cost of insurance deduction is Our current monthly cost of insurance rate times the amount at risk at the beginning of the policy month. The net amount at risk is the difference between Your death benefit and Your policy fund. If the current death benefit for the month is increased due to the requirements of federal tax law, then Your net amount at risk for the month will also increase. For this purpose, Your policy fund amount is determined before deduction of the cost of insurance deduction, but after all of the other deductions due on that date. The amount of the cost of insurance deduction will vary from month to month with changes in the net amount at risk. We may profit from this charge.



The cost of insurance rate is based on the sex, attained age, specified face amount of insurance, and rating class of the Insured person at the time of the charge. (In Montana, there are no distinctions based on sex.) We place the Insured person that is a standard risk in the following rate classes: preferred plus non-smoker, preferred non-smoker, non-smoker, preferred smoker and smoker. The Insured person may also be placed in a rate class involving a higher mortality risk, known as a substandard class. We may change the cost of insurance rates, but they will never be more than the guaranteed maximum rates set forth in Your policy. The maximum charges are based on the charges specified in the Commissioner's 1980 Standard Ordinary Mortality Table. The table below shows the current and guaranteed maximum monthly cost of insurance rates per $1,000 of amount at risk for a male, preferred, non-smoker, standard risk at various ages, with an initial specified face amount of insurance of $350,000, for the first policy year.


              Illustrative Table of Monthly Cost of Insurance Rates
                     (Rounded) per $1,000 of Amount at Risk

  Male                   Guaranteed                          Current
Attained                   Maximum                 (Male Preferred Non-Smoker)
   Age                      Rate                              Rate
   25                        .13                               .07
   35                        .14                               .07
   45                        .29                               .14
   55                        .69                               .29
   65                       1.87                               .68

For example, for a male preferred non-smoker, age 35 with a $350,000 face amount death benefit option 1 policy and an initial premium of $1,000, the first monthly deduction (taken on the date the policy is issued) is $31.43. This example assumes the current monthly expense charge of $7.00 and the current cost of insurance deduction of $24.43. The $24.43 is calculated by multiplying the current monthly cost of insurance rate per $1,000 ($0.07) times the amount at risk ($350,000 face less the initial Cash Value of $943 which is $1,000 of premium less the $50 for the premium charge less the $7.00 expense charge). This example assumes that there are no riders or other additional benefits.

The non-smoker cost of insurance rates are lower than the preferred smoker cost of insurance rates and the preferred smoker are less than the smoker rates. To qualify, an Insured must be a standard risk and must meet additional requirements that relate to smoking habits. The reduced cost of insurance rates depends on such variables as the attained age and sex of the Insured.

The preferred plus non-smoker cost of insurance rates are lower than the preferred non-smoker cost of insurance rates, and the preferred non-smoker rates are lower than the non-smoker rates. To qualify for the preferred plus and preferred non-smoker class, the Insured person must be age 20 or over and meet certain underwriting requirements.

Current cost of insurance rates also depend on the initial specified face amount of insurance. The charge is generally lower for policies with an initial specified face amount of insurance of $250,000 or more than for policies with lower face amounts, and lower still for face amounts of $1,000,000 or more (this is known as banding).

If the policy is purchased in connection with an employment-related insurance or benefit plan, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964. In 1983, the United States Supreme Court held that under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

Changes in Monthly deductions. Any changes in the cost of insurance, charges for additional benefits or expense charges will be by class of Insured and will be based on changes in future expectations of investment earnings, mortality, the length of time policies will remain in effect, expenses and taxes.


Automatic Benefit Increase Charges. Please see "APPENDIX B" on page 84 for information on this rider.




Transaction Charges
In addition to the deductions described above, We charge fees for certain policy transactions:


      o Partial Withdrawal of net cash surrender value. You may make one partial withdrawal during each policy year without a charge. There is an administrative charge of $25 or 2 percent of the amount withdrawn, whichever is less, each time You make a partial withdrawal if more than one withdrawal is made during a year. This charge does not apply to withdrawals under the Automatic Distribution Option.

      o Transfers. Currently, We do not charge when You make transfers of policy fund among investment divisions. We reserve the right to assess a $25 charge for each transfer after the twelfth in a policy year.

How Policy Fund Charges Are Allocated
Generally, deductions from Your policy fund for monthly or partial withdrawal charges are made from the investment divisions and the unloaned portion of the General Account. They are made in accordance with Your specified deduction allocation percentages unless You instruct Us otherwise. Your deduction allocation percentages may be any whole number (from 0 to 100) which add up to
100. You may change Your deduction allocation percentages by writing to Our Executive Office. Changes will be effective as of the date We receive them.

If We cannot make a deduction in accordance with these percentages, We will make it based on the proportion of (a) to (b) where (a) is Your unloaned amounts in the General Account and Your amounts in the investment divisions and (b) is the total unloaned amount of Your policy fund.
Deductions for transfer charges are made equally between the investment divisions from which the transfer was made. For example, if the transfer is made from two investment divisions, then the transfer charge assessed to each of the investment divisions will be $12.50.

Loan Charge
Loan interest is charged in arrears on the outstanding loan. Loan interest that is unpaid when due will be added to the outstanding loan on each policy anniversary (or, if earlier, on the date of loan repayment, policy lapse, surrender, policy termination, or the Insured's death) and will bear interest at the same rate of the loan. We currently charge an annual interest rate of 5.5% on loans.

After offsetting the 3.5% annual interest rate that We guarantee We will credit to the portion of Our General Account securing the loan against the maximum loan interest rate of 8.0%, the maximum guaranteed net cost of the loans is 4.5% annually in policy years 1-5. However, the current net cost of the loans is 2.0% annually in policy years 1-5. The current net cost of 2.0% for policy years 1-5 is derived by taking the 5.5% annual interest rate that We currently charge on loans and reducing it by the 3.5% annual interest rate We credit to the portion of the General Account securing the standard loan. If you take a loan after the 5th policy year, we guarantee that the cost of the loan will be 0%.

Surrender Charge

The surrender charge is the difference between the amount in Your policy fund and Your policy's cash surrender value for the for the first 10 policy years after the date of issue or increase in face amount. It is a contingent charge designed to partially recover Our expenses in distributing and issuing policies which are terminated by surrender in their early years (the premium charge is also designed to partially reimburse Us for these expenses). It is a contingent load because You pay it only if You surrender Your policy (or let it lapse) during the first 10 policy years. The amount of the charge in a policy year is not necessarily related to Our actual sales expenses in that year. We anticipate that the premium charge and surrender charge will not fully cover Our sales expenses. If sales expenses are not covered by the premium charge and surrender charge, We will cover them with other funds. The net cash surrender value, the amount We pay You if You surrender Your policy for cash, equals the cash surrender value minus any policy debt. The cash surrender value is the policy fund minus the surrender charge. See "Surrendering Your Policy" on page 51.


The first year surrender charge varies by the issue age, sex and class of the Insured at the time the policy is issued. The maximum charge for Your policy per $1,000 of face amount is the first year charge. The first year charge, on a per $1,000 of face amount basis, gradually decreases over the 10 year surrender charge period and is $0.00 after the 10th policy year.

The following table provides some examples of the first year surrender charge. The maximum first year surrender charge for all issue ages, sexes, and classes is $52.50 per $1,000. The $52.50 per $1,000 of face amount surrender charge occurs for males issued at a smoker class with issue ages at 58 or older. Your policy will specify the actual surrender charge rate, per $1,000 of face amount, for all durations in the 10 year surrender charge period. The table below is only intended to give You an idea of the level of first year surrender charge for a few sample issue ages, sexes and classes.

                      Table of First Year Surrender Charges
                            Per $1,000 of Face Amount

                                                    Surrender Charge Per $1,000
Issue Age     Sex                    Class                 of Face Amount
---------     ---                    -----                 --------------
    35        Male                 Non-Smoker                  $19.00
    35        Male                   Smoker                    $23.00

    55       Female                Non-Smoker                  $32.50
    55       Female                  Smoker                    $31.00

    65        Male           Preferred Non- Smoker             $47.50
    65       Female                  Smoker                    $43.00


A face amount decrease will not reduce the surrender charge. If the face amount is increased, the surrender charge will increase. The surrender charge for the face amount increase will equal the surrender charge for a new policy with:

      a)    The initial face amount set equal to the face amount increase

      b) The Insured's policy age on the policy date equal to the policy age on the date of the face amount increase; and

      c)    The premium class for the face amount increase

Suppose You bought Your policy at issue age 35 under a male preferred nonsmoker class with a face amount of $200,000. During the 10th policy year, You decided to increase Your face amount by $100,000 to obtain a total face amount of $300,000. If the face amount increase was determined to be acceptable to Us under the nonsmoker class, the surrender charge for Your $100,000 of increase would be the same as a new policy with the following surrender charge criteria:

      a)    face amount of $100,000

      b) a policy age of 44 (the increase was effective during the 10th policy year before the policy anniversary at which You attained age
            45).

      c)    a premium class of male nonsmoker

The original $200,000 of face amount would continue to fall under the surrender charge schedule established at the issue date of the policy, but the $100,000 of face amount increase would begin a new surrender charge schedule with the criteria stated in (a) through (c) above. At the time a face amount increase becomes effective We will send You an endorsement to Your policy which states the surrender charge criteria and surrender charge amounts.

Portfolio Expenses

The value of the net assets of each investment division reflects the management fees and other expenses incurred by the corresponding portfolio in which the investment divisions invest. Some portfolios also deduct 12b-1 fees from portfolio assets. You pay these fees and expenses indirectly. Some portfolios may also impose redemption fees, which We would deduct from Your policy fund. For further information, consult the portfolios' prospectuses.

                                   TAX EFFECTS

INTRODUCTION

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon Our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE POLICY

In order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, We believe that a policy issued on a standard rate class basis should satisfy the applicable requirements, particularly if You pay the full amount of premiums under the policy. There is less guidance, however, with respect to policies issued on a substandard basis and it is not clear whether such policies will in all cases satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, We may take appropriate steps to bring the policy into compliance with such requirements and We reserve the right to restrict policy transactions in order to do so.

 In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying Separate Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the Separate Account assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying Separate Account assets.

In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the Separate Account, through the funds, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance policy for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

In General
We believe that the death benefit under a policy should be generally excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A tax advisor should be consulted on these consequences.

Generally, the policy owner will not be deemed to be in constructive receipt of the policy cash value until there is a distribution. When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "modified endowment contract."


Modified Endowment Contracts (MEC)

Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether it is classified as a MEC. In general a policy will be classified as a MEC if the amount of premiums paid into the policy causes the policy to fail the "7-pay test." A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the sum of the level premiums that would have been paid at that point under a policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the policy during the first seven years, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the policy had originally been issued at the reduced face amount. If there is a "material change" in the policy's benefits or other terms, the policy may have to be retested as if it were a newly issued policy. A material change may occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven policy years. To prevent Your policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective policy owner should consult a tax advisor to determine whether a policy transaction will cause the policy to be classified as a MEC.

Distributions Other Than Death Benefits from Modified Endowment Contracts Policies classified as modified endowment contracts are subject to the following tax rules:

          (1) All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed.
          (2) Loans taken from or secured by a policy classified as a modified endowment contract are treated as distributions and taxed accordingly.
          (3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the policy owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner's beneficiary or designated beneficiary.

If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts
Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes if policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a modified endowment contract are generally not treated as distributions. However, the tax consequences associated with loans after the fifth policy year, are less clear and a tax advisor should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a policy that is not a modified endowment contract are subject to the 10 percent additional income tax.

Investment in the Policy
Your investment in the policy is generally Your aggregate premiums. When a distribution is taken from the policy, Your investment in the policy is reduced by the amount of the distribution that is tax-free.

Policy Loans

In general, interest on a policy loan will not be deductible. If a policy loan is outstanding when a policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking out a policy loan, You should consult a tax advisor as to the tax consequences. There is uncertainty regarding the tax treatment of loans where the policy has not lapsed due to operation of a lapse protection feature, including the Benefit Extension Rider. Anyone contemplating the purchase of the policy with the Benefit Extension Rider should be aware that the tax consequences of the Benefit Extension Rider have not been ruled on by the IRS or the courts and it is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when the Benefit Extension Rider causes the policy to be converted into a fixed policy. You should consult with and rely on a tax advisor as to the tax risks associated with the Benefit Extension Rider.

Treatment of the Benefit Extension Rider
This policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the policy without allowing the policy to lapse. The aim of this strategy is to continue borrowing from the policy until its policy fund is just enough to pay off the policy loans that have been taken out and then relying on the Benefit Extension Rider to keep the policy in force until the death of the insured. Anyone contemplating taking advantage of this strategy should be aware that it involves several risks. First, if the benefit extension rider provided is lower than the policy's original death benefit the policy might fail to qualify as a life insurance contract under the Internal Revenue Code or might become a MEC either of which could result in a significant tax liability attributable to the balance of any outstanding loan. Second, this strategy will fail to achieve its goal if the policy is a MEC or becomes a MEC after the periodic borrowing begins. Third, this strategy has not been ruled on by the Internal Revenue Service (the "IRS") or the courts and it may be subject to challenge by the IRS, since it is possible that loans under this policy may be treated as taxable distributions when the rider causes the policy to be converted to a fixed policy. In that event, assuming policy loans have not already been subject to tax as distributions, a significant tax liability could arise. Anyone considering using the policy as a source of tax-free income by taking out policy loans should consult with and rely on a competent tax advisor before purchasing the policy about the tax risks inherent in such a strategy.


Withholding
To the extent that policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect however, not to have tax withheld from distributions.


Life Insurance Purchases by Residents of Puerto Rico
In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.


Multiple Policies
All modified endowment contracts that are issued by Us (or Our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

Continuation of Policy Beyond Age 100
The tax consequences of continuing the policy beyond the Insured's 100th year are unclear. You should consult a tax advisor if You intend to keep the policy inforce beyond the Insured's 100th year.

Living Needs Rider
We believe that payments received under the Living Needs rider should be fully excludable from the gross income of the beneficiary if the beneficiary is the Insured under the policy. However, you should consult a qualified tax adviser about the consequences of adding this rider to a policy or requesting payment under this rider.

Business Uses of Policy
Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If You are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, You should consult a qualified tax advisor.


Non-Individual Owners and Business Beneficiaries of Policies
If a Policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the Policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a Policy, this Policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a Policy, or before a business (other than a sole proprietorship) is made a beneficiary of a Policy.


Split-Dollar Arrangements
The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax advisor before entering into or paying additional premiums with respect to such arrangements.

Additionally, On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.



Alternative Minimum Tax
There may also be an indirect tax upon the income in the policy or the proceeds of a policy under the federal corporate alternative minimum tax, if the owner is subject to that tax..


Estate, Gift, and Generation-Skipping Transfer Tax Considerations
The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the owner's estate for purposes of federal estate tax if the insured owned the policy. If the owner was not the insured, the fair market value of the policy would be included in the owner's estate upon the owner's death. The policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Us to deduct the tax from Your policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisors should be consulted concerning the estate and gift tax consequences of policy ownership and distributions under federal, state and local law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

Economic Growth and Tax Relief Reconciliation Act of 2001
The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repeals the federal estate tax and replaces it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repeals the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation-skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the estate tax exemption. For 2005, the maximum estate tax rate is 47% and the estate tax exemption is $1,500,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.




Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. Consult a tax advisor with respect to legislative developments and their effect on the policy.

Our Income Taxes
Under current federal income tax law, We are not taxed on the Separate Account's operations. Thus, currently We do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes We may incur.


Under current laws in several states, We may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and We are not currently charging for them. If they increase, We may deduct charges for such taxes..


                    ADDITIONAL INFORMATION ABOUT THE POLICIES

YOUR RIGHT TO EXAMINE THIS POLICY

For a limited period of time, as specified in Your policy, You have the right to examine the policy. If for any reason You are not satisfied with it, then You may cancel the policy. You cancel the policy by sending it to Our Executive Office along with a written cancellation request. Generally, Your cancellation request must be postmarked by the latest of the following dates:

      o     10 days after You receive Your policy,

      o 10 days after We mail You a written notice telling You about Your rights to cancel (Notice of Withdrawal Right), or

      o     45 days after You sign Part 1 of the policy application.

If state law requires a longer right to examine period, it will be noted on the cover page of Your policy.

In all cases, We allocate Your premiums according to Your instructions on the policy's record date. Generally, if You cancel Your policy during the right to examine period, then We will return all of the charges deducted from Your paid premiums and policy fund, plus the policy fund. The policy fund will reflect both the positive and negative investment performance of the investment divisions chosen by You in the policy application. Where required by state law, We will refund the sum of all premiums paid.

Insurance coverage ends when You send Your request.

YOUR POLICY CAN LAPSE


Your Premier Variable Universal Life 1.1 insurance coverage continues as long as the net cash surrender value of Your policy is enough to pay the monthly deductions that are taken out of Your policy fund. During the no lapse guarantee period, coverage continues if Your paid premiums exceed the schedule of required no lapse guarantee premiums. If neither of these conditions is true at the beginning of any policy month, We will send written notification to You and any assignees on Our records that a 61-day grace period has begun and the amount of current premium due.


If We receive payment of this amount before the end of the grace period, then We will use that amount to pay the overdue deductions. We will put any remaining balance in Your policy fund and allocate it in the same manner as Your previous premium payments.

If We do not receive payment within 61 days, then Your policy will lapse without value. We will withdraw any amount left in Your policy fund. We will apply this amount to the deductions owed to Us, including any applicable surrender charge. We will inform You and any assignee that Your policy has ended without value.

If the Insured person dies during the grace period, We will pay the insurance benefits to the beneficiary, minus any loan, loan interest, and overdue deductions.

YOU MAY REINSTATE YOUR POLICY

You may reinstate the policy within five years after it lapses. To reinstate the policy, You must:


      o     fully complete an application for reinstatement,

      o provide satisfactory evidence of insurability for the person or persons to be Insured,

      o pay enough premium to cover all overdue monthly deductions and the premium charge,

      o increase the policy fund so that the policy fund minus any policy debt equals or exceeds the surrender charges,

      o     cover the next two months' deductions, and

      o     pay or restore any policy debt.


The policy date of the reinstated policy will be the beginning of the policy month that coincides with or follows the date that We approve Your reinstatement application. Previous loans will be reinstated.

POLICY PERIODS AND ANNIVERSARIES


We measure policy years, policy months, and policy anniversaries from the policy date shown on Your Schedule of Benefits page. Each policy month begins on the same day in each calendar month. The calendar days of 29, 30, and 31 are not used. Our right to challenge a policy and the suicide exclusion are measured from the policy date. See "Limits On Our Right To Challenge The Policy" on page 67.


MATURITY DATE

The maturity date is the first policy anniversary after the Insured's 100th birthday. The policy ends on that date if the Insured is still alive and the maturity benefit is paid.

If the Insured survives to the maturity date and You would like to continue the policy, We will extend the maturity date as long as this policy still qualifies as life insurance according to the Internal Revenue Service and Your state.

In order to extend the maturity date, all of the following conditions must be satisfied:

      (a)   The policy cannot be in the grace period;

      (b) All of the policy fund must be transferred to either the General Account or the Money Market investment division; and

      (c)   Death Benefit option 1 must be elected.


(See "Extended Maturity Option" in the "Additional Benefits" section on page 30 for further details about this option).


If the maturity date is extended, the policy may not qualify as life insurance and there may be tax consequences. A tax advisor should be consulted before You elect to extend the maturity date.

WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT

We own the assets of Our Separate Account and use them to support Your policy and other variable life policies. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our General Account. The assets in the Separate Account generally are not chargeable with liabilities arising out of any other business We conduct. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

CHANGING THE SEPARATE ACCOUNT

We have the right to modify how We operate Our Separate Account. We have the right to:

      o add investment divisions to, or remove investment divisions from, Our Separate Account;

      o     combine two or more divisions within Our Separate Account;

      o withdraw assets relating to the policy from one investment division and put them into another;

      o eliminate the shares of a portfolio and substitute shares of another portfolio of the funds or another open-end investment company. This may happen if the shares of the portfolio are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the purposes of the Separate Account A;

      o register or end the registration of Our Separate Account under the Investment Company Act of 1940;

      o operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of interested parties of Midland National);

      o disregard instructions from policy owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory policy. (We would do so only if required by state insurance regulatory authorities or otherwise pursuant to insurance law or regulation); and

      o operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In choosing these investments, We will rely on Our own or outside counsel for advice. In addition, We may disapprove of any change in investment advisors or in investment policies unless a law or regulation provides differently.

If automatic allocations (such as premiums automatically deducted from your paycheck or bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment division that is removed or no longer available, and if You do not give Us other instructions, then any amounts that would have gone into the removed or closed investment division will be allocated to the money market investment division.

LIMITS ON OUR RIGHT TO CHALLENGE THE POLICY

We can challenge the validity of Your insurance policy (based on material misstatements in the application) if it appears that the Insured person is not actually covered by the policy under Our rules. There are limits on how and when We can challenge the policy:

      o We cannot challenge the policy after it has been in effect, during the Insured person's lifetime, for two years from the date the policy was issued or reinstated. (Some states may require Us to measure this in some other way.)

      o We cannot challenge any policy change that requires evidence of insurability (such as an increase in face amount) after the change has been in effect for two years during the Insured's lifetime.

      o We can challenge at any time (and require proof of continuing disability) an additional benefit that provides benefits to the Insured person in the event that the Insured person becomes totally disabled.

      o If the Insured person dies during the time that We may challenge the validity of the policy, then We may delay payment until We decide whether to challenge the policy.

      o If the Insured person's age or sex is misstated on any application, then the death benefit and any additional benefits will be changed. They will be those which would be purchased by the most recent deduction for the cost of insurance and the cost of any additional benefits at the Insured person's correct age and sex.

      o If the Insured person commits suicide within two years after the date on which the policy was issued, then the death benefit will be limited to the total of all paid premiums minus the amount of any outstanding policy loan and loan interest minus any partial withdrawals of net cash surrender value. If the Insured person commits suicide within two years after the effective date of Your requested face amount increase, then We will pay the face amount which was in effect before the increase, plus the monthly cost of insurance deductions for the increase (Some states require Us to measure this time by some other date).

YOUR PAYMENT OPTIONS

You may choose for policy benefits and other payments (such as the net cash surrender value or death benefit) to be paid immediately in one lump sum or in another form of payment. Payments under these options are not affected by the investment performance of any investment division. Instead, interest accrues pursuant to the option chosen. If You do not arrange for a specific form of payment before the Insured person dies, then the beneficiary will have this choice. However, if You do make an arrangement with Us for how the money will be paid, then the beneficiary cannot change Your choice. Payment options will also be subject to Our rules at the time of selection.

Lump Sum Payments
In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing checking account, called the "Midland Access Account" for the beneficiary in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our General Account. It is not a bank account and it is not Insured by the FDIC or any other government agency. As part of Our General Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Accounts.

Optional Payment Methods
Our consent is required when an optional payment is selected and the payee is either an assignee or not a natural person (i.e., a corporation). Currently, these alternate payment options are only available if the proceeds applied are more than $5,000 and periodic payments are at least $50.
You have the following options:

      1) Interest Payments: The money will stay on deposit with Us for a period that We agree upon. You will receive interest on the money at a declared interest rate.

      2)    Installment Options: There are two ways that We pay installments:

            a) Fixed Period: We will pay the amount applied in equal installments plus applicable interest, for a specified time, up to 30 years.

            b) Fixed Amount: We will pay the sum in installments in an amount that We agree upon. We will continue to pay the installments until We pay the original amount, together with any interest You have earned.

      3) Monthly Life Income Option: We will pay the money as monthly income for life. You may choose from 1 of 5 ways to receive this income. We will guarantee payments for:

            (1)   at least 5 years (called "5 Years Certain");

            (2)   at least 10 years (called "10 Years Certain");

            (3)   at least 15 years (called "15 Years Certain");

            (4)   at least 20 years (called "20 Years Certain"); or

            (5) payment for life. With a life only payment option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, only one payment will be made.

      4) Other: You may ask Us to apply the money under any option that We make available at the time the benefit is paid.

We guarantee interest under the deposit and installment options at 2.75% a year, but We may allow a higher rate of interest.

The beneficiary, or any other person who is entitled to receive payment, may name a successor to receive any amount that We would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the successor at any time.
We must approve any arrangements that involve more than one of the payment options, or a payee who is a fiduciary or not a natural person. Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect. These include:

      o     rules on the minimum amount We will pay under an option,

      o     minimum amounts for installment payments,

      o withdrawal or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment),

      o the naming of people who are entitled to receive payment and their successors, and

      o     the ways of proving age and survival.


You will choose a payment option (or any later changes) and Your choice will take effect in the same way as it would if You were changing a beneficiary. (See "YOUR BENEFICIARY" below). Any amounts that We pay under the payment options will not be subject to the claims of creditors or to legal process, to the extent that the law provides.


Even if the death benefit under the policy is excludible from income, payments under payment options may not be excludible in full. This is because earnings on the death benefit after the Insured's death are taxable and payments under the payment options generally include such earnings. You should consult a tax advisor as to the tax treatment of payments under payment options.

YOUR BENEFICIARY


You name Your beneficiary in Your policy application. The beneficiary is entitled to the death benefits of the policy. You may change the beneficiary during the Insured's lifetime by writing to Our Executive Office. If no beneficiary is living when the Insured dies, We will pay the death benefit to the owner or the owner's estate.


ASSIGNING YOUR POLICY

You may assign Your rights in this policy. You must send a copy of the assignment to Our Executive Office. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We receive notice of the assignment. An absolute assignment is a change in ownership. There may be tax consequences.

WHEN WE PAY PROCEEDS FROM THIS POLICY

We will generally pay any death benefits, net cash surrender value, or loan proceeds within seven days after receiving the required form(s) at Our Executive Office. Death benefits are determined as of the date of the Insured person's death and will not be affected by subsequent changes in the accumulation unit values of the investment divisions. We pay interest from the date of death to the date of payment.

We may delay payment for one or more of the following reasons:


      (1) We are investigating the claim, contesting the policy, determining that the beneficiary is qualified to receive the proceeds (e.g., is not a minor or responsible for causing the death), or resolving other issues that must be determined before payment (e.g., conflicting claims to the proceeds).

      (2) We cannot determine the amount of the payment because the New York Stock Exchange is closed, the SEC has restricted trading in securities, or the SEC has declared that an emergency exists.

      (3)   The SEC permits Us to delay payment to protect Our policy owners.

We may also delay any payment until Your premium checks have cleared Your bank. We may defer payment of any loan amount, withdrawal, or surrender from the General Account for up to six months after We receive Your request. We will not defer payment if it is used to pay premiums on policies with Us.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, requires Us to reject a premium payment and/or "freeze" or block Your policy fund. If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, loans, surrenders, or death benefits, make transfers, or continue making payments under Your payment option. If a policy fund were frozen, the policy fund would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator. We may also be required to provide information about You and Your policy to government agencies and departments.

CHANGE OF ADDRESS NOTIFICATION

To protect You from fraud or theft, We may verify any changes in address You request by sending a confirmation of the change of address to Your old address.

YOUR VOTING RIGHTS AS AN OWNER

We invest the assets of Our Separate Account divisions in shares of the funds' portfolios. Midland National is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:

      o     to elect the funds' Boards of Directors,

      o     to ratify the selection of independent auditors for the funds, and

      o on any other matters described in the funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940.

Even though We own the shares, We give You the opportunity to tell Us how to vote the number of shares that are allocated to Your policy. We will vote at shareholder meetings according to Your instructions.

The funds will determine how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions. The funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all policy owners, then We will vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We will also vote any fund shares that We alone are entitled to vote in the same proportions that policy owners vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the fund in Our own right or to restrict policy owner voting, then We may do so.

You may participate in voting only on matters concerning the fund portfolios in which Your policy fund has been invested. We determine Your voting shares in each division by dividing the amount of Your policy fund allocated to that division by the net asset value of one of the corresponding fund portfolio. This is determined as of the record date set by the funds' Boards for the shareholders meeting. We count fractional shares.

If You have a voting interest, We will send You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the funds' advisor or the investment policies of its portfolios. We will advise You if We do.

Other insurance companies own shares in the funds to support their variable insurance products. We do not foresee any disadvantage to this. Nevertheless, the funds' Boards of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We disagree with any fund action, then We will see that appropriate action is taken to protect Our policy owners.

DISTRIBUTION OF THE POLICIES

We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC ("Sammons Securities Company") for the distribution and sale of the policies. Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company offers the policies through its registered representatives. Sammons Securities Company may enter into written sales agreements with other broker-dealers ("selling firms") for the sale of the policies. We pay commissions to Sammons Securities Company for sales of the Policies by its registered representatives as well as by selling firms. All of the portfolio companies make payments to Midland National under their distribution plans in consideration of services provided and expenses incurred by Midland National in distributing portfolio shares. These payments range from 0.10% to 0.25% of Separate Account assets invested in the particular fund.

Sales commissions may vary, but the maximum commission payable for policy sales is 90% of premiums during policy year 1, 4.5% during policy years 2-15, and 0% following policy year 15. We may also pay additional commissions calculated as a percentage of Your policy fund value at specified times (e.g. at the end of the fifth policy year). Further, for each premium received following an increase in base face amount, a commission on that premium will be paid up to the target premium for the increase in each year. The commission for the increase in face amount will be calculated using the commission rates for the corresponding policy year. We pay commissions for policies sold to policy owners in the substandard risk underwriting class and for rider premiums based on Our rules at the time of payment. We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for some of Sammons Securities Company's expenses, including the following sales expenses: registered representative training allowances; compensation and bonuses for the Sammons Securities Company's management team; advertising expenses; and all other expenses of distributing the policies. Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of policies. Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the policies may help registered representatives and/or their managers qualify for such benefits. Sammons Securities Company's registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the Policies, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a policy.

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the policy: (a) the premium load; (b) the surrender charge; (c) the mortality and expense charge; (d) the cost of insurance deduction; (e) revenues, if any, received from the funds or their managers; and (f) investment earnings on amounts allocated under policies to the General Account. Commissions and other incentives or payments described above are not charged directly to You or the Variable Account.


The Statement of Additional Information (SAI) can provide You with more detailed information about distribution expenses, commissions, and compensation than is contained in this prospectus. A free copy of the SAI can be obtained by calling
(800) 272-1642 or by contacting Your registered representative.


LEGAL PROCEEDINGS

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on them, the Separate Account, or Sammons Securities Company, LLC.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account are contained in the Statement of Additional Information. Our financial statements should be distinguished from the Separate Account's financial statements and You should consider Our financial statements only as bearing upon Our ability to meet Our obligations under the policies. For a free copy of these financial statements and/or the Statement of Additional Information, please call or write to Us at Our Executive Office.

                                  Illustrations

Following are a series of tables that illustrate how the policy funds, cash surrender values, and death benefits of a hypothetical policy change with the investment performance of the funds. The tables show how the policy funds, cash surrender values, and death benefits of the hypothetical policy issued to a representative Insured of a given age and given premium would vary over time if the return on the assets held in each portfolio of the funds were a constant gross, after tax annual rate of 0%, 6%, or 12%. All values labeled as current reflect the current level of product charges that are being accessed at the date of this prospectus, and the values labeled as guaranteed reflect the maximum level of product charges that can ever be accessed for the sample policy shown. Both current and guaranteed values use the arithmetic average of the fund manager expenses.


The tables on pages 76 through 80 illustrate a hypothetical policy issued to a male, age 45, under a standard non-smoker underwriting risk classification. The payment amount used in the table represents the typical premium payment We expect a representative policy owner to make. We expect that the hypothetical policy owner will buy a policy with an initial specified amount of $450,000 and make monthly payments of $516 on each monthly anniversary. The policy funds, cash surrender values, and death benefits would be different from those shown if the returns averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual policy years.

The amount the policy fund exceeds the cash surrender value during the surrender charge period is due to the surrender charge. For policy years eleven and after, the policy fund and cash surrender value are equal, since the surrender charge has reduced to zero.

Zero values in the death benefit column of the illustration indicate the policy would lapse under the stated assumptions unless additional premium payments are made.


The second column shows the accumulation value of the premiums paid at the stated interest rate. The third and sixth columns illustrate the policy funds and the fourth and seventh column illustrate the cash surrender values of the policy over the designated period. The policy funds shown in the third column and the policy funds shown in the fourth column assume the monthly deduction for the cost of insurance is based upon the current cost of insurance rates. The policy funds shown in the sixth column and the cash surrender values shown in the seventh column assume the monthly deduction for cost of insurance is based upon the cost of insurance rates that We guarantee. The maximum monthly deduction for cost of insurance rates allowable under the policy is based on the Commissioner's 1980 Standard ordinary Mortality Table. The fifth and eighth columns illustrate the death benefit of the policy over the designated period. The illustrations of the death benefits reflect the same assumptions as the policy fund and cash surrender values. The amounts shown for the death benefit, policy funds, and cash surrender values reflect the fact that the net investment return of the divisions of our Separate Account is lower then the gross, after-tax return on the assets in the funds, as a result of expenses paid by the funds and charges levied against the divisions of our Separate Account. The illustrations also reflect the 5.0% premium load for band 2 (for the first 15 years on a current basis) deducted from each premium, and the $7.00 per month expense charge (reduced to $4.00 per month on a current basis) as well as current and guaranteed cost of insurance deductions.


The policy funds shown assume the deductions of the portfolios' daily investment advisory fees and operating expenses equivalent to an annual rate of 0.88% of the aggregate average daily net assets of the Portfolios of the funds (the average rate of the Portfolios for the period ending December 31, 2004) for each investment division. We have assumed that the values are allocated across all investment divisions equally. Voluntary waivers and reimbursements of portfolio expenses are not reflected in the illustrated tables. The actual fees and expenses associated with the policy may be more or less than 0.88% and will depend on how allocations are made to each investment division. The policy funds also take into account a daily charge to each division of Separate Account A for assuming mortality and expense risks and administrative charges which is equivalent to a charge at an annual rate of 0.90% of the average net assets of the divisions of Separate Account A. We guarantee to reduce this charge to 0.10% after the 10th policy year. After reductions for the mortality and expense risk charge and average portfolio expenses, the assumed gross investment rates of 0%, 6%, and 12% correspond to approximate net annual rates of -1.78%, 4.22% and 10.22% respectively (-0.98%, 5.02%, 11.02%, after year 10).


The approximate net annual rates do not include premium charges, cost of insurance deductions, surrender charges, expense charges nor any charges for additional benefits.

The hypothetical values shown in the tables do not reflect any charges for federal income taxes against Separate Account A since Midland National is not currently making such charges. However, if, in the future, such charges are made, the gross annual investment rate of return would have to exceed the stated investment rates by a sufficient amount to cover the tax charges in order to produce the policy funds, cash surrenders values, and death benefits illustrated.

The tables illustrate the policy funds that would result based on hypothetical investment rates of return if premiums are paid in full at the beginning of each year and if no policy loans have been made. The values would vary from those shown if the assumed annual premium payments were paid in installments during a year. The values would also vary if the policy owner varied the amount or frequency of premium payments. The tables also assume that the policy owner has not requested an increase or decrease in face amount, that no withdrawals have been made and no withdrawal charges imposed, that no policy loans have been taken, and that no transfers have been made and no transfer charges imposed.


The hypothetical investment rates of return are provided only to illustrate the mechanics of a hypothetical policy and do not represent past or future investment rates of return. Actual rates of return for a particular policy may be more or less than the hypothetical rates of return. The actual return on Your policy fund will depend on many factors some of which are the amounts You allocate to particular investment divisions, the amounts deducted for the policy's monthly deductions, the portfolio's fees and expenses, and Your loan and withdrawal history in addition to the actual investment performance of the portfolios.


Depending on the timing and degree of fluctuation in actual investment returns, the actual investment returns, the actual policy fund could be substantially less than those shown, and may, under circumstances, result in the lapse of the policy unless You make more than the stated premium payment.

Personalized illustrations of death benefits, cash surrender values, and policy funds are available upon request, since the cost of insurance and other charges also differ significantly from the values in the hypothetical shown in the tables below. You can obtain a personalized illustration or make other policy inquiries by contacting Our Executive Office at:

                     Midland National Life Insurance Company
                                One Midland Plaza
                              Sioux Falls, SD 57193
                        Phone: (800) 272-1642 (toll-free)
                               Fax: (605) 335-3621

                              MIDLAND NATIONAL LIFE INSURANCE COMPANY - PREMIER VUL 1.1
                                  FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY


DEATH BENEFIT OPTION 1                                                                                  ASSUMED HYPOTHETICAL GROSS
MALE STANDARD NON-SMOKER ISSUE AGE 45                                                                   MONTHLY RATE OF RETURN: 0%
$450,000 INITIAL SPECIFIED AMOUNT                                                                 ASSUMED MONTHLY PREMIUM(1): $516


                                Assuming Current Costs                              Assuming Guaranteed Costs
                         Premiums
                   Accumulated at                       Cash                                       Cash
   End of         5% Interest Per                  Surrender                                  Surrender

    Year                     Year  Policy Fund         Value  Death Benefit   Policy Fund         Value  Death Benefit
     1                      6,676        4,732             0        450,000         4,200             0        450,000
     2                     13,687        9,338             0        450,000         8,234             0        450,000
     3                     21,047       13,769         3,239        450,000        12,054         1,524        450,000
     4                     28,776       17,977         8,032        450,000        15,717         5,772        450,000
     5                     36,891       22,021        12,953        450,000        19,176        10,109        450,000
     6                     45,412       25,854        17,664        450,000        22,386        14,196        450,000
     7                     54,359       29,481        22,461        450,000        25,352        18,332        450,000
     8                     63,753       32,958        27,108        450,000        28,080        22,230        450,000
     9                     73,617       36,289        31,901        450,000        30,475        26,087        450,000
     10                    83,975       39,526        37,186        450,000        32,594        30,254        450,000
     15                   144,067       54,749        54,749        450,000        38,930        38,930        450,000
     20                   220,761       65,032        65,032        450,000        31,822        31,822        450,000
     25                   318,644       69,517        69,517        450,000             0             0              0
     30                   443,570       63,206        63,206        450,000             0             0              0
     35                   603,012       39,255        39,255        450,000             0             0              0
     40                   806,504            0             0              0             0             0              0
     45                 1,066,218            0             0              0             0             0              0
     50                 1,397,685            0             0              0             0             0              0
     55                 1,820,731            0             0              0             0             0              0
1.        ASSUMES A $516 PREMIUM IS PAID AT THE BEGINNING OF EACH  MONTHLY ANNIVERSARY. VALUES
     WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.

2.        ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE
     IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF
RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN
AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY
THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUND SERIES. THE
POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE
DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED
OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR THE
INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE
ACCOUNT, OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE
ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                              MIDLAND NATIONAL LIFE INSURANCE COMPANY - PREMIER VUL 1.1
                                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY


DEATH BENEFIT OPTION 1                                                                                  ASSUMED HYPOTHETICAL GROSS
MALE STANDARD NON-SMOKER ISSUE AGE 45                                                                    ANNUAL RATE OF RETURN: 6%
$450,000 INITIAL SPECIFIED AMOUNT                                                                 ASSUMED MONTHLY PREMIUM(1): $516

                                 Assuming Current Costs                             Assuming Guaranteed Costs
                         Premiums
                   Accumulated at                       Cash                                       Cash
                  5% Interest Per                  Surrender                                  Surrender

 End of Year                 Year  Policy Fund         Value  Death Benefit   Policy Fund         Value  Death Benefit
      1                     6,676        4,732             0        450,000         4,337             0        450,000
      2                    13,687        9,338             0        450,000         8,764             0        450,000
      3                    21,047       13,769         3,239        450,000        13,234         2,704        450,000
      4                    28,776       17,977         8,032        450,000        17,804         7,859        450,000
      5                    36,891       22,021        12,953        450,000        22,429        13,361        450,000
      6                    45,412       25,854        17,664        450,000        27,063        18,873        450,000
      7                    54,359       29,481        22,461        450,000        31,710        24,690        450,000
      8                    63,753       32,958        27,108        450,000        36,376        30,526        450,000
      9                    73,617       36,289        31,901        450,000        40,966        36,578        450,000
     10                    83,975       39,526        37,186        450,000        45,532        43,192        450,000
     15                   144,067       54,749        54,749        450,000        68,811        68,811        450,000
     20                   220,761       65,032        65,032        450,000        86,206        86,206        450,000
     25                   318,644       69,517        69,517        450,000        86,726        86,726        450,000
     30                   443,570       63,206        63,206        450,000        44,657        44,657        450,000
     35                   603,012       39,255        39,255        450,000             0             0              0
     40                   806,504            0             0              0             0             0              0
     45                 1,066,218            0             0              0             0             0              0
     50                 1,397,685            0             0              0             0             0              0
     55                 1,820,731            0             0              0             0             0              0
1.        ASSUMES A $516PREMIUM IS PAID AT THE BEGINNING OF EACH MONTHLY ANNIVERSARY. VALUES WOULD
     BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.

2.        ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE
     IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF
RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN
AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY
THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUND SERIES. THE
POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE
DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED
OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR THE
INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE
ACCOUNT, OR THE FUNDS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE
ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                              MIDLAND NATIONAL LIFE INSURANCE COMPANY - PREMIER VUL 1.1
                                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY


DEATH BENEFIT OPTION 1                                                                                  ASSUMED HYPOTHETICAL GROSS
MALE STANDARD NON-SMOKER ISSUE AGE 45                                                                   ANNUAL RATE OF RETURN: 12%
$450,000 INITIAL SPECIFIED AMOUNT                                                                ASSUMED MONTHLY PREMIUM (1): $516

                                 Assuming Current Costs                             Assuming Guaranteed Costs
                         Premiums
                   Accumulated at                       Cash                                       Cash
                  5% Interest Per                  Surrender                                  Surrender

 End of Year                 Year  Policy Fund         Value  Death Benefit   Policy Fund         Value  Death Benefit
      1                     6,676        5,039             0        450,000         4,472             0        450,000
      2                    13,687       10,550             0        450,000         9,306             0        450,000
      3                    21,047       16,528         5,998        450,000        14,488         3,958        450,000
      4                    28,776       22,971        13,026        450,000        20,113        10,168        450,000
      5                    36,891       29,987        20,919        450,000        26,177        17,110        450,000
      6                    45,412       37,586        29,396        450,000        32,679        24,489        450,000
      7                    54,359       45,837        38,817        450,000        39,673        32,653        450,000
      8                    63,753       54,866        49,016        450,000        47,218        41,368        450,000
      9                    73,617       64,760        60,373        450,000        55,282        50,895        450,000
     10                    83,975       75,667        73,327        450,000        63,984        61,644        450,000
     15                   144,067      153,384       153,384        450,000       122,701       122,701        450,000
     20                   220,761      285,106       285,106        450,000       214,606       214,606        450,000
     25                   318,644      513,756       513,756        595,957       370,347       370,347        450,000
     30                   443,570      898,690       898,690        961,598       646,863       646,863        692,143
     35                   603,012    1,546,197     1,546,197      1,623,507     1,107,851     1,107,851      1,163,244
     40                   806,504    2,620,250     2,620,250      2,751,262     1,848,665     1,848,665      1,941,098
     45                 1,066,218    4,377,852     4,377,852      4,596,745     3,004,686     3,004,686      3,154,920
     50                 1,397,685    7,283,689     7,283,689      7,356,526     4,897,422     4,897,422      4,946,396
     55                 1,820,731   12,325,028    12,325,028     12,325,028     8,298,126     8,298,126      8,298,126


1.        ASSUMES A $516 PREMIUM IS PAID AT THE BEGINNING OF EACH MONTHLY ANNIVERSARY. VALUES
     WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.

2.        ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE
     IN THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY
AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF
RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN
AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY
THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE FUND SERIES. THE
POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE
DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED
OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR THE
INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE
ACCOUNT, OR THE FUND THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED
FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                   Definitions

Accumulation Unit means the units credited to each investment division in the Separate Account.

Age means the age of the Insured person on his/her last birthday preceding the policy date.

Attained Age means the age of the Insured person on his/her birthday preceding a policy anniversary date.

Beneficiary means the person or persons to whom the policy's death benefit is paid when the Insured dies.


Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading (generally 3:00 p.m. Central Time).


Cash Surrender Value means the policy fund on the date of surrender, less any surrender charge.

Death Benefit means the amount payable under Your policy when the Insured dies.

Evidence of Insurability means evidence, satisfactory to Us, that the Insured person is insurable and meets Our underwriting standards.

Executive Office means where You write to Us to pay premiums or take other action, such as transfers between investment divisions, changes in specified amount, or other such action regarding Your policy. The address is:

                     Midland National Life Insurance Company
                                One Midland Plaza
                              Sioux Falls, SD 57193


You may also reach Us at Our Executive Office by calling Us toll-free at (800) 272-1642 or faxing Us at (605) 373-8557


Face Amount means the amount stated on the face of Your policy that will be paid either upon the death of the Insured or the policy maturity, whichever is earliest.

Funds means the investment companies, commonly called mutual funds, available for investment by Separate Account A on the policy date or as later changed by Us.

Inforce means the Insured's life remains Insured under the terms of the policy.

Investment Division means a division of Separate Account A which invests exclusively in the shares of a specified portfolio of the fund.

Modified Endowment Contract (MEC) is a policy where premiums are paid more rapidly than the rate defined by a 7-pay test.

Monthly Anniversary means the day of each month that has the same numerical date as the policy date.

Net Cash Surrender Value means the cash surrender value less any outstanding policy debt.

Net Premium means the premium paid less a deduction for the premium load and less any per premium expenses.

No Lapse Guarantee Period means the amount of time this policy is guaranteed to remain inforce if the sum of the premiums paid, less any policy debt and withdrawals, is equal to or greater than the no lapse guarantee premium requirement.

Policy Anniversary means the same month and day of the policy date in each year following the policy date.

Policy Date means the date insurance coverage is effective and from which policy anniversaries and policy years are determined.


Policy Debt means the total loan on the policy on that date plus the interest that has accrued but has not been paid as of that date.


Policy Fund means the sum of monies in Our Separate Account A attributable to Your inforce policy plus any monies in Our General Account for Your policy.

Policy Month means a month that starts on a monthly anniversary and ends on the following monthly anniversary.

Policy Year means a year that starts on the policy date or on each anniversary thereafter.

Record Date means the date the policy is recorded on Our books as an inforce policy.

Separate Account means Our Separate Account A which receives and invests Your net premiums under the policy.

Specified Amount means the face amount of the policy. The term "specified amount" used in Your policy has the same meaning as the term "face amount" used in this prospectus.

Surrender Charge means a charge made only upon surrender of the policy.

                                   APPENDIX A

                       Policies Issued Before May 1, 2003


Premier Variable Universal Life insurance policies issued before May 1, 2003, generally are different than the policies described in this prospectus in the following manners:


      o The premium charge remains at 5.0% even for policies with an Initial specified face amount of insurance of $1,000,000 or more.


      o The cost of insurance deductions are not "banded" (they do not vary depending on the initial specified face amount of insurance).

      o The minimum "No Lapse Guarantee Premium" and No Lapse Guarantee Period may be different.



See Your policy itself for specific information applicable to You.

                                   APPENDIX B

Generally, only policies issued after May 1, 1998, and prior to July 15, 2004 contain the Automatic Benefit Increase Provision Rider. The only exception to this would be if Your application was in the underwriting process prior to July
15, 2004. If this is the case, You may have an issue date later than July 15, 2004 and still have the Automatic Benefit Increase Provision.

If Your policy contains this rider, the following details apply:

                                    Fee Table

-----------------------------------------------------------------------------------------------------------------------------------

                        Periodic Fees Related to Owning the Policy Other than Portfolio Operating Expenses

-----------------------------------------------------------------------------------------------------------------------------------

                Charge                    When Charge Is Deducted                          Amount Deductedi

                                                                     --------------------------------------------------------------

                                                                           Maximum Guaranteed              Current Charge
                                                                                 Charge

-----------------------------------------------------------------------------------------------------------------------------------

                             Optional Rider Charges

-----------------------------------------------------------------------------------------------------------------------------------

Automatic Benefit Increase            Not Applicable                 None                          Nonei

-----------------------------------------------------------------------------------------------------------------------------------

iThe ABI Provision does not require separate monthly deductions, but it does affect the amount of Your monthly cost of insurance deduction by increasing Your face amount.

Automatic Benefit Increase Provision: The ABI can automatically increase Your face amount every two years, based on increases in the Consumer Price Index. The increases will occur on the 2nd policy anniversary and every two years thereafter, unless You reject an increase. The increases continue until the rider terminates. We send You a notice about the increase amounts at least 30 days before the increase date. You have the right to reject any increase by sending Us a written notice before it takes effect. If You reject an increase, then the ABI provision terminates. (See Your ABI rider for exact details.)

We calculate each face amount increase under the ABI provision as follows:

      (a)   The eligible face amount, multiplied by

      (b) The Consumer Price Index 5 months before the increase date, divided by

      (c)   The Consumer Price Index 29 months before the increase date, minus

      (d)   The eligible face amount from part (a).

The eligible face amount is the sum of the portions of the face amount of insurance that are in the standard premium class.

The maximum increase is the lesser of $50,000 or 20% of the eligible face amount. The ABI provision automatically terminates once the total of the increases is more than twice the initial face amount. The Consumer Price Index is the U.S. Consumer Price Index for all urban customers as published by the U.S. Department of Labor. (See Your policy form for more details on this index.)

The ABI provision does not require separate monthly deductions, but it does affect the amount of Your monthly cost of insurance deduction by increasing Your face amount. (See "Monthly Deductions From Your Policy Fund" on page 53).

ABI increases also increase the planned and no lapse guarantee premiums. (See Your ABI Rider and Your Base Policy Form for exact details.)

The Automatic Benefit Increase Provision may have tax consequences. Consult Your tax advisor for questions.

Automatic Benefit Increase Charges. There is no separate charge for the Automatic Benefit Increase (ABI) provision. The ABI can automatically increase Your face amount every two years, based on increases in the Consumer Price Index. You will be notified 30 days prior to the increase taking effect. As the automatic increases are applied the face amount of insurance will increase causing an increase in the amount at risk. The monthly cost of insurance deduction will increase to cover the additional amount at risk. You have the right to reject any increase by sending Us a written notice, at Our Executive Office before it takes effect. If You reject an increase, then the ABI provision terminates.

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account A, including more information about distribution expenses, commissions and compensation than is contained in this prospectus. The SAI is incorporated by reference into this prospectus and is legally a part of this prospectus. A free copy of the SAI can be obtained by calling (800) 272-1642 or by contacting Your registered representative. We will send You a copy of the SAI within 3 business days of Your request. The SAI will also be available on Our internet site at www.mnlife.com.

Personalized illustrations of death benefits, cash surrender values, and cash values are also available free of charge upon request. You can obtain a personalized illustration or make other policy inquiries by contacting Our Executive Office at:

                     Midland National Life Insurance Company
                                One Midland Plaza
                              Sioux Falls, SD 57193
                                 (800) 272-1642

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the SEC at 202-942-8090. Reports and other information about Midland National Life Insurance Company are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102.


SEC File No.   811-05271

================================================================================
--------------------------------------------------------------------------------
================================================================================

                   STATEMENT OF ADDITIONAL INFORMATION FOR THE

                       PREMIER VARIABLE UNIVERSAL LIFE 1.1
                 Flexible Premium Variable Universal Life Policy
                                   Issued By:

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY
             (through the Midland National Life Separate Account A)





This Statement of Additional Information ("SAI") expands upon subjects discussed in the current prospectus for the Premier Variable Universal Life Insurance Policy ("policy") offered by Midland National Life Insurance Company. You may obtain a free copy of the prospectus dated May 1, 2005, by contacting Us at Our Executive Office:




                     Midland National Life Insurance Company
                                One Midland Plaza
                              Sioux Falls, SD 57193

                           (605) 335-5700 (telephone)
                      (800) 272-1642 (toll-free telephone)
               (605) 373-8557 (facsimile for transaction requests)
             (605) 335-3621 (facsimile for administrative requests)




Terms used in the current prospectus for the policy are incorporated in this statement.










This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for this policy and the prospectuses for the 37 Portfolios currently available in the policy.

                                Dated May 1, 2005


                                Table of Contents
TABLE OF CONTENTS............................................................2
THE POLICY...................................................................3
      POLICYOWNER............................................................3
      DEATH BENEFIT..........................................................3
      PAYMENT OPTIONS........................................................4
      PREMIUM LIMITATIONS....................................................4
ABOUT US.....................................................................5
      MIDLAND NATIONAL LIFE INSURANCE COMPANY................................5
      OUR SEPARATE ACCOUNT A.................................................5
      OUR REPORTS TO POLICYOWNERS............................................5
      DIVIDENDS..............................................................6
      DISTRIBUTION OF THE POLICIES...........................................6
      REGULATION.............................................................7
      DISCOUNT FOR EMPLOYEES OF SAMMONS ENTERPRISES, INC.....................7
      LEGAL MATTERS..........................................................7
      FINANCIAL MATTERS......................................................7
      ADDITIONAL INFORMATION.................................................8
PERFORMANCE..................................................................8
      HISTORICAL ANNUALIZED RETURNS..........................................8
      HISTORICAL CUMULATIVE RETURNS..........................................9
ILLUSTRATIONS...............................................................10
FINANCIAL STATEMENTS........................................................10

                                   THE POLICY

The entire contract is made up of the policy, including any supplemental benefit, schedules, the signed written application for the policy, and any attached supplemental written application(s). We assume that each statement made in the written application is made to the best of the knowledge and belief of the person(s) who made them and, in the absence of fraud, those statements are deeded to be representations and not warranties. We cannot use any statement to deny a claim or to void the policy unless it is contained in a written application that is made part of the policy by attachment or insertion.

POLICYOWNER
The policyowner is the insured unless another individual has been named in the application. As policyowner, You are entitled to exercise all rights under Your policy while the insured is alive. Without any beneficiary consent You can:

1.        Transfer ownership of Your policy by absolute assignment;
2.        Designate, change or revoke a contingent owner; or
3.        Change any revocable beneficiary during the insured's lifetime.

With each irrevocable beneficiary's consent, You may:

1.        Change the irrevocable beneficiary during the insured's lifetime;
2. Receive any benefit, exercise any right, and use any privilege granted by Your policy allowed by Us; or
3.        Agree with Us to any change or amendment of Your policy.

If You die while the insured is alive, the contingent owner, if any, will become the owner. If there is no contingent owner, ownership will pass to Your estate.

DEATH BENEFIT
As long as the policy is still inforce, We will pay the death benefit to the beneficiary when the insured dies. Federal tax law may require a greater death benefit than the one provided for in Your policy. This benefit is a percentage multiple of Your policy fund. The percentage declines as the insured person gets older (this is referred to as the "corridor" percentage). The minimum death benefit will be Your policy fund on the day the insured person dies multiplied by the percentage for his or her age. For this purpose, age is the attained age (last birthday) at the beginning of the policy year of the insured person's death. Below is a table of corridor percentages and some examples of how they work.

                          Table of Corridor Percentages
                              Based on Policy Fund

  If the Insured        The Death Benefit Will Be At       If the Insured     The Death Benefit Will Be At Least
   Person's Age        Least Equal To This Percent Of       Person's Age         Equal To This Percent Of The
     Is This                  The Policy Fund                 Is This                     Policy Fund
     -------                  ---------------                 -------                     -----------
       0-40                         250%                         60                          130%
        41                          243%                         61                          128%
        42                          236%                         62                          126%
        43                          229%                         63                          124%
        44                          222%                         64                          122%
        45                          215%                         65                          120%
        46                          209%                         66                          119%
        47                          203%                         67                          118%
        48                          197%                         68                          117%
        49                          191%                         69                          116%
        50                          185%                         70                          115%
        51                          178%                         71                          113%
        52                          171%                         72                          111%
        53                          164%                         73                          109%
        54                          157%                         74                          107%
        55                          150%                       75-90                         105%
        56                          146%                         91                          104%
        57                          142%                         92                          103%
        58                          138%                         93                          102%
        59                          134%                         94                          101%
                                                               95-99                         100%

These percentages are based on federal income tax law which requires a minimum death benefit, in relation to policy fund, for Your policy to qualify as life insurance.

For example, assume the insured person is 55 years old and the face amount is $100,000. The "corridor percentage" at that age is 150%. Under option 1, the death benefit will generally be $100,000. However, when the policy fund is greater than $66,666,67, the corridor percentage applies and the death benefit will be greater than $100,000 (since 150% of $66,666.67 equals $100,000). In this case, at age 55, We multiply the policy fund by a factor of 150%. So if the policy fund were $70,000, then the death benefit would be $105,000.

Under option 2, the death benefit is the face amount plus the policy fund. In this example, if a 55 year-old had a face amount of $100,000 and a policy fund of $200,000, then the death benefit would be $300,000. This figure results from either: (a) adding the face amount to the policy fund or (b) multiplying the policy fund by the corridor percentage. For all policy funds higher than this level, the corridor percentage would apply. Therefore, for every $1.00 added to the policy fund above $200,000, the death benefit would increase by $1.50 (at that age).

PAYMENT OPTIONS
You may choose for policy benefits and other payments (such as the net cash surrender value or death benefit) to be paid immediately in one lump sum or in another form of payment. Payments under these options are not affected by the investment performance of any investment division. Instead, interest accrues pursuant to the option chosen. If You do not arrange for a specific form of payment before the insured person dies, then the beneficiary will have this choice. However, if You do make an arrangement with Us for how the money will be paid, then the beneficiary cannot change Your choice. Payment options will also be subject to Our rules at the time of selection.

PREMIUM LIMITATIONS
Federal law limits the premiums that can be paid if this policy is to qualify as life insurance for tax purposes. We will not accept a premium that would cause this limit to be exceeded. If We accept such a premium in error, We will refund it as soon as the error is discovered.

If a policy change is executed that causes this policy to exceed the maximum premium limits allowed by federal law, We will refund the excess premium when the total premiums paid exceed the federal limits.

We will accept any premium needed to keep this policy in force.

                                    ABOUT US

MIDLAND NATIONAL LIFE INSURANCE COMPANY
We are Midland National Life Insurance Company, a stock life insurance company. We were organized, in 1906, in South Dakota, as a mutual life insurance company at that time named "The Dakota Mutual Life Insurance Company". We were reincorporated as a stock life insurance company in 1909. Our name, Midland National Life Insurance Company, was adopted in 1925. We redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, and Puerto Rico.

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

OUR SEPARATE ACCOUNT A
The "Separate Account" is Our Separate Account A, established under the insurance laws of the State of Iowa. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 but this registration does not involve any SEC supervision of its management or investment policies. The Separate Account meets the definition of a "Separate Account" under the federal securities laws. Income, gains and losses credited to, or charged against, the Separate Account reflects the investment experience of the Separate Account and not the investment experience of Midland National's other assets. The assets of the Separate Account may not be used to pay any of Our other liabilities We are obligated to pay all amounts guaranteed under the policy.

The Separate Account has a number of investment divisions, each of which invests in the shares of a corresponding portfolio of the funds. You may allocate part or all of Your net premiums in up to ten of the thirty-seven investment divisions of Our Separate Account at any one time.

OUR REPORTS TO POLICYOWNERS
We currently intend to send You reports shortly after the end of the third, sixth, ninth, and twelfth policy months of each policy year that show:

      o     the current death benefit for Your policy,

      o     Your policy fund,

      o     information about investment divisions,

      o     the cash surrender value of Your policy,

      o     the amount of Your outstanding policy loans,

      o     the amount of any interest that You owe on the loan, and

      o     information about the current loan interest rate.

The annual report will show any transactions involving Your policy fund that occurred during the policy year. Transactions include Your premium allocations, Our deductions, and Your transfer or withdrawals. The annual or other periodic statements provide confirmations of certain regular, periodic items (such as monthly deductions and premium payments by Civil Service Allotment or automatic checking account deductions). We may change these reporting practices. Confirmations will be sent to You for transfers of amounts between investment divisions and certain other policy transactions.

Our report also contains information that is required by the insurance supervisory official in the jurisdiction in which this insurance policy is delivered.

We will send You semi-annual reports with financial information on the funds.

DIVIDENDS
We do not pay any dividends on these policies.

DISTRIBUTION OF THE POLICIES
 The policies are offered to the public on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

Sammons Securities Company, LLC ("Sammons Securities Company") serves as principal underwriter for the policies. Sammons Securities Company is a Delaware limited liability company and is its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103. Sammons Securities Company is an indirect, wholly-owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas which in turn is the ultimate parent company Midland National Life Insurance Company. Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Sammons Securities Company offers the policies through its registered representatives. Sammons Securities Company is a member of the Securities Investor Protection Corporation. Sammons Securities Company also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Registered representatives are appointed as our insurance agents.


Sammons Securities Company received sales compensation with respect to the contracts under the Midland National Life Separate Account A in the following amounts during the years indicated:

---------------------- ----------------------------------------------- -----------------------------------------------------

                       Aggregate Amount of Commissions Paid to         Aggregate Amount of Commissions retained by

Fiscal year            Sammons Securities Company *                    Sammons Securities Company*
---------------------- ----------------------------------------------- -----------------------------------------------------
2002                   $ 11,064,683                                    $38,957**
---------------------- ----------------------------------------------- -----------------------------------------------------
2003                   $11,414,872                                     $83,785
---------------------- ----------------------------------------------- -----------------------------------------------------

2004                   $11,280,611                                     $84,005

---------------------- ----------------------------------------------- -----------------------------------------------------

* Includes total sales compensation paid to registered persons of Sammons Securities Company and an underwriting fee of 1.25% of first-year commissions paid to Sammons Securities Company for all of Midland Nationals variable universal life insurance policies under Separate Account A.
**For period August 1, 2002 through December 31, 2002.


Sammons Securities Company passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the policies. However, under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

      o     sales representative training allowances,

      o     deferred compensation and insurance benefits,

      o     advertising expenses, and

      o     all other expenses of distributing the policies.

We and/or Sammons Securities Company may pay certain selling firms additional amounts for

      o "preferred product" treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives;

      o     sales promotions relating to the policies;

      o costs associated with sales conferences and educational seminars for their sales representatives; and

      o     other sales expenses incurred by them.

We and/or the Distributor may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

Pending regulatory approvals, We intend to distribute the policies in all states, except New York, and in certain possessions and territories.

REGULATION
We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell policies. This policy has been filed with and, as necessary, approved by insurance officials in those states. The provisions of this policy may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell policies. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations.

We are also subject to various federal securities laws and regulations with respect to the Separate Account and the policies.

DISCOUNT FOR EMPLOYEES OF SAMMONS ENTERPRISES, INC.
Employees of Sammons Enterprises, Inc. may receive a discount of up to 25% of first year premiums. Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee's policy during the first year. All other policy provisions will apply.

LEGAL MATTERS
The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws. We are not currently involved in any material legal proceedings.

FINANCIAL MATTERS
The financial statements of Midland National Life Separate Account A and Midland National Life Insurance Company, included in this SAI and the registration statement, have been audited by PricewaterhouseCoopers LLP, independent auditors, for the periods indicated in their report which appears in this SAI. The address for PricewaterhouseCoopers LLP is IBM Park Building, Suite 1300, 650 Third Avenue South, Minneapolis, Minnesota 55402-4333. The financial statements have been included in reliance upon reports given upon the authority of the firm as experts in accounting and auditing.

ADDITIONAL INFORMATION
We have filed a Registration Statement relating to the Separate Account and the variable life insurance policy described in this SAI with the SEC. The Registration Statement, which is required by the Securities Act of 1933, includes additional information that is not required in this SAI under the rules and regulations of the SEC. If You would like additional information, then You may obtain it from the SEC's main office in Washington, DC. You will have to pay a fee for the material.

                                   PERFORMANCE

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. We base the performance information on the investment experience of the investment division and the funds. The information does not indicate or represent future performance.
Total return quotations reflect changes in funds' share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of the mortality and expense risk charge. The quotations will not reflect deductions from premiums (the sales charge, premium tax charge, and any per premium expense charge), the monthly deduction from the policy fund (the expense charge, the cost of insurance charge, and any charges for additional benefits), the surrender charge, or other transaction charges. These fees and charges would have reduced the performance shown. Therefore, these returns do not show how actual investment performance will affect policy benefits. A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Average annual total returns tend to smooth out variations in an investment division's returns and are not the same as actual year-by-year results.

Midland National may advertise performance figures for the investment divisions based on the performance of a portfolio before the Separate Account commenced operations.

Historical
Annualized
Returns

As of December 31,

2004


--------------------------------------------------------------------------------------------------------
         Investment Division              Date of        1-Year            5-Year           Life of
                                         Inception                                            Fund
--------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund1        9/21/1999        7.69%            5.18%            6.93%

--------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund2           5/22/1997        6.59%            2.51%            8.23%

--------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio          1/9/1989         4.53%           -7.27%           11.92%

--------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap          1/25/1995

Portfolio                                                 7.20%           -10.29%          13.91%

--------------------------------------------------------------------------------------------------------
Alger American MidCap Growth             5/3/1993

Portfolio                                                12.02%            2.79%           14.19%

--------------------------------------------------------------------------------------------------------
Alger American Small Capitalization      9/21/1988

Portfolio                                                15.51%           -9.72%            9.73%

--------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund        5/1/1991         8.78%            1.24%            6.98%

--------------------------------------------------------------------------------------------------------
American Century VP Capital             11/20/1987

Appreciation Fund                                         6.60%           -5.22%            6.00%

--------------------------------------------------------------------------------------------------------
American Century VP Income &            10/30/1997

Growth Fund                                              11.97%           -1.61%            5.38%

--------------------------------------------------------------------------------------------------------
American Century VP International        5/1/1994

Fund                                                     13.88%           -8.52%            5.18%

--------------------------------------------------------------------------------------------------------

American Century VP Value Fund           5/1/1996        13.30%           10.41%           10.25%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth       1/3/1995

Portfolio                                                 5.01%           -3.09%            7.41%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Assett Manager Portfolio    9/6/1989         4.51%           -0.01%            7.77%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio          1/3/1995         4.51%            0.39%            6.24%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio        1/3/1995        14.43%            1.03%           13.07%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio     10/9/1986       10.52%            3.51%           10.12%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income            12/31/1996        4.83%           -1.72%            6.25%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities        1/3/1995

Portfolio                                                 6.21%           -5.91%            6.42%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio            10/9/1986        2.43%           -7.65%           10.11%

--------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio       9/19/1985        8.59%           -1.17%            6.89%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio         8/27/1992        9.61%           -3.41%            9.88%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond       12/5/1988

Portfolio                                                 3.50%            6.92%            6.61%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Mid Cap Portfolio          12/28/1998       23.79%           14.07%           19.63%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio          1/28/1987       12.60%           -4.59%            5.64%

--------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income             12/11/1989       11.63%            4.53%           11.51%

--------------------------------------------------------------------------------------------------------

Lord Abbett International                9/15/1999       19.62%           -5.96%           -0.99%

--------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value                9/15/1999       22.92%           17.05%           15.64%

--------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series           7/24/1995       11.93%           -13.04%           7.00%

--------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series           10/9/1995       10.34%           -2.94%            6.96%

--------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series             5/1/1998         5.54%           -2.85%            6.37%

--------------------------------------------------------------------------------------------------------

MFS VIT Research Series                  7/26/1995       14.80%           -4.85%            6.82%

--------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio           4/30/1998        3.93%            6.51%            5.47%

--------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio         2/16/1999        0.92%            4.26%            3.91%

--------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio          9/30/1999        8.57%            5.22%            4.37%

--------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio        12/31/1997        7.93%           10.78%           10.16%

--------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund       9/1/1989        22.86%           10.74%            5.35%

--------------------------------------------------------------------------------------------------------


1 Formerly INVESCO VIF-Financial Services Fund
2 Formerly INVESCO VIF-Health Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed AIM V.I. Global Health Care Fund)



Historical Cumulative Returns


As of December 31,2004


--------------------------------------------------------------------------------------------------------
         Investment Division            Date of        1-Year            5-Year           Life of
                                       Inception                                            Fund
--------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund1      9/21/1999        7.69%            0.0518            6.93%

--------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund2         5/22/1997        6.59%            2.51%             8.23%

--------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio        1/9/1989         4.53%            -7.27%            11.92%

--------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap        1/25/1995

Portfolio                                               7.20%           -10.29%            13.91%

--------------------------------------------------------------------------------------------------------
Alger American MidCap Growth           5/3/1993

Portfolio                                              12.02%            2.79%             14.19%

--------------------------------------------------------------------------------------------------------
Alger American Small Capitalization    9/21/1988

Portfolio                                              15.51%            -9.72%            9.73%

--------------------------------------------------------------------------------------------------------
American Century VP Balanced           5/1/1991

Fund                                                    8.78%            1.24%             6.98%

--------------------------------------------------------------------------------------------------------
American Century VP Capital           11/20/1987

Appreciation Fund                                       6.60%            -5.22%            6.00%

--------------------------------------------------------------------------------------------------------
American Century VP Income &          10/30/1997

Growth Fund                                            11.97%            -1.61%            5.38%

--------------------------------------------------------------------------------------------------------
American Century VP International      5/1/1994

Fund                                                   13.88%            -8.52%            5.18%

--------------------------------------------------------------------------------------------------------

American Century VP Value Fund         5/1/1996        13.30%            10.41%            10.25%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth     1/3/1995

Portfolio                                               5.01%            -3.09%            7.41%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio   9/6/1989         4.51%            -0.01%            7.77%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio        1/3/1995         4.51%            0.39%             6.24%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio      1/3/1995        14.43%            1.03%             13.07%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio   10/9/1986       10.52%            3.51%             10.12%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income          12/31/1996        4.83%            -1.72%            6.25%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities      1/3/1995

Portfolio                                               6.21%            -5.91%            6.42%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio          10/9/1986        2.43%            -7.65%            10.11%

--------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio     9/19/1985        8.59%            -1.17%            6.89%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio       8/27/1992        9.61%            -3.41%            9.88%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond     12/5/1988

Portfolio                                               3.50%            6.92%             6.61%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Mid Cap Portfolio        12/28/1998       23.79%            0.1407            19.63%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio        1/28/1987       12.60%            -4.59%            5.64%

--------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income           12/11/1989       11.63%            4.53%             11.51%

--------------------------------------------------------------------------------------------------------

Lord Abbett International              9/15/1999       19.62%           -0.0596            -0.99%

--------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value              9/15/1999       22.92%            0.1705            15.64%

--------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series         7/24/1995       11.93%           -13.04%            7.00%

--------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series         10/9/1995       10.34%            -2.94%            6.96%

--------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series           5/1/1998         5.54%           -0.0285            6.37%

--------------------------------------------------------------------------------------------------------

MFS VIT Research Series                7/26/1995       14.80%            -4.85%            6.82%

--------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio         4/30/1998        3.93%            6.51%             5.47%

--------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio       2/16/1999        0.92%            4.26%             3.91%

--------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio        9/30/1999        8.57%            5.22%             4.37%

--------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio      12/31/1997        7.93%            10.78%            10.16%

--------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets          9/1/1989        22.86%            10.74%            5.35%
Fund

--------------------------------------------------------------------------------------------------------


1 Formerly INVESCO VIF-Financial Services Fund
2 Formerly INVESCO VIF-Health Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed AIM V.I. Global Health Care Fund)



                                  ILLUSTRATIONS


Midland National may provide individual hypothetical illustrations of policy fund, cash surrender value, and death benefits based on the funds' historical investment returns. These illustrations will reflect the deduction of expenses in the funds and the deduction of policy charges, including the mortality and expense risk charge, the deductions from premiums, the monthly deduction from the contract fund and the surrender charge. The hypothetical illustrations are designed to show the performance that could have resulted if the policy had been in existence during the period illustrated and do not indicate what contract benefits will be in the future.


                              FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company included in this SAI should be distinguished from the financial statements of the Midland National Life Separate Account A and should be considered only as bearing upon the ability of Midland National Life Insurance Company to meet its obligations under the policies. They should not be considered as bearing upon the investment performance of the assets held in the Separate Account.

xxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxx

      Midland National Life Insurance Company

      (an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)

      Financial Statements

      December 31, 2004, 2003 and 2002

Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Index
December 31, 2004, 2003 and 2002
--------------------------------------------------------------------------------


                                                                         Page(s)

Report of Independent Registered Public Accounting Firm........................1

Financial Statements

Balance Sheets   2

Statements of Income...........................................................3

Statements of Stockholder's Equity.............................................4

Statements of Cash Flows.....................................................5-6

Notes to Financial Statements...............................................7-31

             Report of Independent Registered Public Accounting Firm


      The Board of Directors and Stockholder of Midland National Life Insurance Company


      In our opinion, the accompanying balance sheets and the related statements of income, of stockholder's equity, and of cash flows present fairly, in all material respects, the financial position of Midland National Life Insurance Company (an indirect, wholly owned subsidiary of Sammons Enterprises, Inc.) (the "Company") at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      As discussed in Note 1 to the financial statements the Company changed its method of accounting in 2004 for certain contracts issued by adopting American Institute of Certified Public Accountants Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, and for modified coinsurance reinsurance by adopting Statement of Financial Accounting Standards No. 133 Implementation Issue No. B36, Embedded
      Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments.


       /s/
       ----------------------------------------
       PricewaterhousesCoopers LLP

       April 22, 2005


Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Balance Sheets
--------------------------------------------------------------------------------
December 31, 2004 and 2003
--------------------------------------------------------------------------------

(amounts in thousands, except share and per share amounts)                              2004                2003

Assets
Investments
    Fixed maturities                                                                    $14,171,511         $11,418,585
    Equity securities                                                                       298,907             320,049
    Mortgage loans                                                                          436,261             483,595
    Policy loans                                                                            272,315             269,441
    Short-term investments                                                                  135,610             209,268
    Other invested assets and derivatives                                                   261,924             302,964
                                                                                  ------------------  ------------------
              Total investments                                                          15,576,528          13,003,902
Cash                                                                                         27,495              33,268
Accrued investment income                                                                   151,742             143,187
Deferred policy acquisition costs                                                         1,019,716           1,013,898
Deferred sales inducements                                                                  275,863             219,470
Present value of future profits of acquired businesses                                       43,254              48,502
Income tax asset                                                                            104,752              68,444
Other receivables and other assets                                                           78,996              71,787
Reinsurance receivables                                                                   1,352,839           1,156,434
Assets held in trust - restricted                                                                 -              29,199
Separate accounts assets                                                                    602,723             488,815
                                                                                  ------------------  ------------------
              Total assets                                                              $19,233,908         $16,276,906
                                                                                  ------------------  ------------------
Liabilities and Stockholder's Equity
Liabilities
    Policyholder account balances                                                       $14,825,850         $12,294,754
    Policy benefit reserves                                                                 786,500             713,282
    Policy claims and benefits payable                                                      112,902              92,684
    Repurchase agreements and collateral on derivative instruments                        1,244,877           1,040,429
    Other liabilities                                                                       410,738             460,650
    Trust fund payable                                                                            -              29,199
    Separate account liabilities                                                            602,723             488,815
                                                                                  ------------------  ------------------
              Total liabilities                                                          17,983,590          15,119,813
                                                                                  ------------------  ------------------
Commitments and contingencies
Stockholder's equity
    Common stock, $1 par value, 2,549,439 shares authorized,
     2,548,878 shares outstanding                                                             2,549               2,549
    Additional paid-in capital                                                              268,707             268,707
    Accumulated other comprehensive income                                                   97,243              65,252
    Retained earnings                                                                       881,819             820,585
                                                                                  ------------------  ------------------
              Total stockholder's equity                                                  1,250,318           1,157,093
                                                                                  ------------------  ------------------
              Total liabilities and stockholder's equity                                $19,233,908         $16,276,906
                                                                                  ------------------  ------------------


   The accompanying notes are an integral part of these financial statements.


Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Statements of Income
--------------------------------------------------------------------------------
Years Ended December 31, 2004, 2003 and 2002
--------------------------------------------------------------------------------

(amounts in thousands)                                                 2004               2003               2002

Revenues
Premiums                                                                $ 109,095          $ 112,118          $  96,815
Interest sensitive life and investment product charges                    247,658            225,966            157,699
Net investment income                                                     827,653            595,149            324,374
Net realized investment (losses) gains                                     (3,914)             3,482             14,514
Net unrealized (losses) gains on derivative instruments                    (8,063)            17,024            (22,115)
Other income                                                                6,300              6,601              5,066
                                                                  ----------------   ----------------   ----------------
              Total revenue                                             1,178,729            960,340            576,353
                                                                  ----------------   ----------------   ----------------
Benefits and expenses
Benefits incurred                                                         223,052            187,400            145,414
Amortization of deferred sales inducements                                 21,076             15,748                804
Interest credited to policyholder account balances                        575,534            400,478            211,811
                                                                  ----------------   ----------------   ----------------
              Total benefits                                              819,662            603,626            358,029
                                                                  ----------------   ----------------   ----------------
Operating expenses (net of commissions and other
 expenses deferred)                                                        74,462             81,073             44,386
Amortization of deferred policy acquisition costs and
 present value of future profits of acquired businesses                   116,504            113,614             49,197
                                                                  ----------------   ----------------   ----------------
              Total benefits and expenses                               1,010,628            798,313            451,612
                                                                  ----------------   ----------------   ----------------
              Income before income taxes and cumulative
               effect of a change in accounting principle                 168,101            162,027            124,741
Income tax expense                                                         58,318             55,328             43,021
                                                                  ----------------   ----------------   ----------------
              Income before cumulative effect of a
               change in accounting principle                             109,783            106,699             81,720
Cumulative effect on prior years of change in
 accounting principle                                                      (7,549)                 -                  -
                                                                  ----------------   ----------------   ----------------
              Net income                                                $ 102,234          $ 106,699          $  81,720
                                                                  ----------------   ----------------   ----------------

Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Statements of Stockholder's Equity
--------------------------------------------------------------------------------
Years Ended December 31, 2004, 2003 and 2002


                                                                                            Accumulated
                                                               Additional                    Other                      Total
                                                     Common     Paid-in     Comprehensive  Comprehensive  Retained   Stockholder's
(amounts in thousands)                               Stock      Capital     Income (Loss)  Income (Loss)  Earnings     Equity

Balances at December 31, 2001                        $ 2,549    $  33,707                   $ (31,568)    $ 695,166   $  699,854
Comprehensive income
   Net income                                                                $  81,720                       81,720       81,720
   Other comprehensive income
     Net unrealized gain on available-for-sale investments
      and certain interest rate swaps (net of tax $38,318)                      71,164         71,164                     71,164
                                                                            -----------
           Total comprehensive income                                        $ 152,884
                                                                            -----------
Capital contribution                                               10,000                                                 10,000
Dividends paid on common stock                                                                              (27,000)     (27,000)
                                                    ---------  -----------                 -----------   ----------- ------------
Balances at December 31, 2002                          2,549       43,707                      39,596       749,886      835,738
Comprehensive income
   Net income                                                                $ 106,699                      106,699      106,699
   Other comprehensive income
     Minimum pension liability (net of tax $407)                                  (756)          (756)                      (756)
     Net unrealized gain on available-for-sale investments
      and certain interest rate swaps (net of tax $14,222)                      26,412         26,412                     26,412
                                                                            -----------
           Total comprehensive income                                        $ 132,355
                                                                            -----------
Capital contribution                                              225,000                                                225,000
Dividends paid on common stock                                                                              (36,000)     (36,000)
                                                    ---------  -----------                 -----------   ----------- ------------
Balances at December 31, 2003                          2,549      268,707                      65,252       820,585    1,157,093
Comprehensive income
   Net income                                                                $ 102,234                      102,234      102,234
   Other comprehensive income
     Minimum pension liability (net of tax $1,572)                              (2,920)        (2,920)                    (2,920)
     Net unrealized gain on available-for-sale investments
      and certain interest rate swaps (net of tax $18,798)                      34,911         34,911                     34,911
                                                                            -----------
           Total comprehensive income                                        $ 134,225
                                                                            -----------
Dividends paid on common stock                                                                              (41,000)     (41,000)
                                                    ---------  -----------                 -----------   ----------- ------------
Balances at December 31, 2004                        $ 2,549    $ 268,707                   $  97,243     $ 881,819  $ 1,250,318
                                                    ---------  -----------                 -----------   ----------- ------------


   The accompanying notes are an integral part of these financial statements.


Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Statements of Cash Flows
--------------------------------------------------------------------------------
Years Ended December 31, 2004, 2003 and 2002


(amounts in thousands)                                                       2004               2003               2002

Cash flows from operating activities
Net income                                                                 $ 102,234          $ 106,699          $  81,720
Adjustments to reconcile net income to net cash
 provided by (used in) operating activities
    Amortization of deferred policy acquisition costs,
     deferred sales inducements and
     present value of future profits of
     acquired businesses                                                     137,580            129,362             50,001
    Net amortization of premiums and discounts on
     investments                                                             102,659             40,694             46,795
    Policy acquisition costs deferred                                       (222,276)          (265,951)          (281,385)
    Sales inducements costs deferred                                         (99,767)          (127,882)           (87,837)
    Net realized investment losses (gains)                                     3,914             (3,482)           (14,514)
    Net unrealized losses (gains) on derivative
     instruments                                                               8,063            (17,024)            22,115
    Cumulative effect of accounting change                                     7,549                  -                  -
    Deferred income taxes                                                    (49,696)           (17,447)           (18,166)
    Net interest credited and product charges on
     universal life and investment policies                                  559,296            344,543            132,368
    Changes in other assets and liabilities
      Net receivables                                                        (17,263)          (100,577)           (22,345)
      Net payables                                                           (53,059)           (19,808)            (9,203)
      Policy benefits                                                       (102,707)           (17,240)             6,319
      Other                                                                   29,558            (10,966)               188
                                                                    -----------------  -----------------  -----------------
              Net cash provided by (used in) operating
               activities                                                    406,085             40,921            (93,944)
                                                                    -----------------  -----------------  -----------------
Cash flows from investing activities
Proceeds from investments sold, matured or repaid
    Fixed maturities                                                       5,590,085          6,407,146          5,274,090
    Equity securities                                                        222,225            306,724            118,338
    Mortgage loans                                                            41,368             65,711                  -
    Other invested assets and derivatives                                     59,716            157,831             38,282
Cost of investments acquired
    Fixed maturities                                                      (8,163,700)        (8,645,932)        (7,789,238)
    Equity securities                                                       (197,675)          (380,292)          (129,451)
    Other invested assets and derivatives                                   (176,351)          (114,483)          (122,988)
Purchase of CHC                                                                    -           (290,188)                 -
Net change in policy loans                                                    (2,874)            (2,222)               172
Net change in short-term investments                                          73,360            256,608            (88,630)
Net change in repurchase agreements and
 collateral on swap agreements                                               204,448            (32,593)           615,096
Net change in amounts due to brokers                                            (599)           (18,177)           (91,786)
                                                                    -----------------  -----------------  -----------------
              Net cash used in investing activities                       (2,349,997)        (2,289,867)        (2,176,115)
                                                                    -----------------  -----------------  -----------------


Cash flows from financing activities
Receipts from universal life and investment products                       2,849,016          2,839,656          2,761,615
Benefits paid on universal life and investment
 products                                                                   (869,877)          (756,241)          (461,264)
Cash paid on coinsurance agreement                                                 -            (13,817)                 -
Capital contributions received                                                     -            225,000             10,000
Dividends paid on common stock                                               (41,000)           (36,000)           (27,000)
                                                                    -----------------  -----------------  -----------------
              Net cash provided by financing activities                    1,938,139          2,258,598          2,283,351
                                                                    -----------------  -----------------  -----------------
              (Decrease) increase in cash                                     (5,773)             9,652             13,292
Cash
Beginning of year                                                             33,268             23,616             10,324
                                                                    -----------------  -----------------  -----------------
End of year                                                                $  27,495          $  33,268          $  23,616
                                                                    -----------------  -----------------  -----------------
Supplemental disclosures of cash flow information
Cash paid during the year for
    Interest                                                                 $     -            $     -            $    25
    Income taxes, paid to parent                                             107,788             92,221             42,908

Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Notes to Consolidated Financial Statements
December 31, 2004, 2003 and 2002
--------------------------------------------------------------------------------
1.      Summary of Significant Accounting Policies

        Organization
        Midland National Life Insurance Company ("Midland National") is a wholly owned subsidiary of Sammons Enterprises, Inc. ("SEI"). Effective January 8, 2003, Midland National acquired through a purchase agreement, 100% of the outstanding shares of CHC Holding Inc. ("CHC") (Note 10). Companies owned by CHC included the insurance entity, Clarica Life Insurance Company - U.S. ("Clarica Life") and three noninsurance entities that provide various services on behalf of Clarica Life. Together, these companies (collectively the "Company") operate predominantly in the individual life and annuity business of the life insurance industry and are licensed to operate in 49 states and the District of Columbia. The accompanying financial statements for 2003 include the consolidated accounts of the Company, including the results of operations and cash flows of CHC for the time period from January 8, 2003 (date of purchase) through December 31, 2003. All significant inter-company accounts and transactions were eliminated in consolidation. Effective April 2004, all of the assets and liabilities of CHC, Clarica Life and the three noninsurance entities were merged into Midland National and the respective shares of each company retired.

        The Company is affiliated through common ownership with North American Company for Life and Health Insurance ("North American") and North American Company for Life and Health Insurance of New York ("NANY").

        Use of Estimates
        In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and a decrease in the value of its investments. Policyholder persistency is also affected by changes in interest rates. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.

        Investments
        The Company is required to classify its fixed maturity investments (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company currently has no securities classified as held-to-maturity or trading.


        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at market value with the unrealized holding gains and losses included as other comprehensive income in stockholder's equity, net of related adjustments to deferred policy acquisition costs, deferred income taxes and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses). Cash flows from available-for-sale security transactions are included in investing activities in the statements of cash flows.

        For collateralized mortgage obligations ("CMO's") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.

        The majority of the mortgage loans were acquired as part of the CHC acquisition in 2003 and were recorded at fair value as of the purchase date. Mortgage loans are carried at the adjusted unpaid balances less allowance for losses.

        Short-term investments are carried at amortized cost, which approximates fair value. Policy loans are carried at unpaid principal balances.

        Other invested assets and derivatives are primarily comprised of interest rate swaps, options, joint ventures and limited partnerships. The interest rate swaps and options are reported at quoted market prices. Investments in joint ventures and limited partnerships are recorded under the equity method of accounting and reviewed for impairment on a periodic basis.

        Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments.

        The Company's accounting policy for impairment recognition requires other than temporary impairment charges to be recorded. Factors considered in evaluating whether a decline in value is other than temporary include the length of time and magnitude by which the fair value is less than cost; the financial condition, enterprise value and prospects of the investment combined with the intent and ability of the Company to hold the investment. Other considerations are also taken into account such as, but not limited to financial ratios and the overall assessment of the value of the enterprise. For fixed income securities, the Company also considers whether it will be able to collect the amounts due according to the contractual terms of the investment. The Company recorded $6,348, $19,229 and $16,429 during 2004, 2003 and 2002, respectively, of realized losses as a result of this analysis, in addition to those securities which were sold and impaired at the time of sale. These losses are included in net realized gains and losses.


        Recognition of Traditional Life Revenue and Policy Benefits
        Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums, which comprise the majority of premium revenues, are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.

        Liabilities for future policy benefits for traditional policies generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity, and withdrawals which were appropriate at the time the policies were issued or acquired. Interest rate assumptions range primarily from 6.25% to 11.25%.

        Recognition of Revenue and Policy Benefits for Interest Sensitive Life Insurance Products and Investment Contracts ("Interest Sensitive Policies")
        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances. Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments which support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and equity index amounts credited to the account balances.

        Policy reserves for universal life and other interest sensitive life insurance and investment contracts are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 2.00% to 7.50% during 2004, 2.0% to 6.65% during 2003 and 2.75% to 5.65% during 2002. For certain contracts, these crediting rates extend for periods in excess of one year.

        Accounting for Derivative Instruments
        SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS Nos. 137, 138 and 149, requires that all derivatives be carried on the balance sheet at fair value, with certain changes in fair value reflected in other comprehensive income (for those derivatives designated as "hedges") while other changes in derivative fair value are reflected in the statement of income. The Company uses derivatives to manage its policy obligation and investment risks.

        The Company has $3,324,987 of annuity policies inforce at December 31, 2004 (net of $902,079 ceded to an outside reinsurer) that have a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index ("call") options which compensate the Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company classifies these derivative investments as "Other Invested Assets" and amortizes the cost against investment income over the term of the option, which is typically one year. In accordance with SFAS No. 133 as amended, the Company adjusts the carrying value of the options from amortized cost to market with any change reflected as an unrealized gain (loss) in the statement of income. When the option matures, any value received by the Company is reflected as investment income ($215,244 in 2004 and $48,742 in 2003) offset by the amount credited to the policyholder ($201,752 in 2004 and $45,385 in 2003). The following relates to the options owned as of December 31:


                                   2004               2003               2002

Notional amount                $2,508,383         $1,875,505         $1,330,770
Amortized cost                     94,454             59,275             42,664
Estimated fair value              200,471            228,928             34,395


SFAS No. 133 requires that the fair value changes of the derivatives embedded in "Equity Indexed Products" be reflected in the statement of income. The following summarizes the impacts of these derivatives in the statement of income:

                                              Change
                                   ------------------------------
                                      During        January 1,      December 31,
                                                                   ----------------------------------------------
Gain (Loss) in Fair Value              2004            2004            2004            2003             2002

Change in investment values            $ (30,942)        $     -       $ 106,018       $ 136,960       $  (8,269)
Change in liability values                22,879          (4,347)       (125,955)       (144,487)        (16,282)
                                   --------------  --------------  --------------  --------------   -------------
Change in derivative/option
 values                                   (8,063)         (4,347)        (19,937)         (7,527)        (24,551)
Offset to deferred acquisition
 costs                                     4,299           2,854          11,913           4,760          14,615
Offset to deferred sales
 inducements                               1,625             809           2,885             451           2,571
Offset to federal income taxes               568             239           1,589             782           2,578
                                   --------------  --------------  --------------  --------------   -------------
Net impact                             $  (1,571)       $   (445)      $  (3,550)      $  (1,534)      $  (4,787)
                                   --------------  --------------  --------------  --------------   -------------


The changes in the above values during 2004 and 2003 are reflected in the statement of income in the respective components of income with the January 1, 2004, change reflected as a separate component in the statement of income. The cumulative effect of an accounting change is discussed in the Embedded Derivative paragraph of the New Accounting Standards section of this footnote.

The fair value of the investment in call options is based upon quoted market prices. The fair value of the embedded options related to the policyholder obligations (liability values) is based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using the current risk free rate consistent with the duration of the liability. This value is then compared to the carrying value of the liability to calculate any gain or loss which is reflected in the statement of income as an unrealized gain or loss on derivative instruments. To the extent that these changes in values impact the earnings pattern of the product and thus the amortization pattern of the deferred acquisition costs and deferred sales inducements, an adjustment to the amortization of deferred acquisition costs and deferred sales inducements is made.


The Company has a number of investments which pay interest on a variable rate tied to a major interest rate index. The Company has entered into interest rate swaps which effectively convert the variable cash flows to fixed over the life of the swaps. These swaps pay the Company fixed rates while the Company is obligated to pay variable rates. The swaps are part of the Company's overall risk and asset-liability management strategy to reduce the volatility of cash flows and provide a better match to the characteristics of the Company's liabilities. These swaps are accounted for as cash flow hedges.

                                                         2004                  2003                   2002

Notional amounts                                      $ 156,500             $ 266,500              $ 728,500
Fixed rates to receive (range)                         4.73% to 6.04%         4.73% to 6.04%     4.73% to 6.04%
Current variable rates to pay (range)                  2.16% to 2.66%         1.15% to 1.23%     1.40% to 1.96%


The Company also had a number of investments which pay a fixed rate of interest and are important components of its asset-liability management. During 2004, as interest rates decreased these investments generated unrealized gains. Rather than sell the investments to realize the gains, the Company entered into interest rate swaps which effectively hedged these unrealized gains. These swaps pay the Company variable rates while the Company is obligated to pay fixed rates. It is anticipated that changes in the fair values of the investments due to changes in interest rates will be offset by a corresponding opposite change in the fair values of the interest rate swaps. These swaps are accounted for as fair value hedges.


                                                            2004

Notional amounts                                          $ 141,796
Fixed rates to pay (range)                                 2.88% to 4.34%
Current variable rates to recieve (range)                  1.88% to 2.55%

These cash-flow and fair-value hedges are considered to be highly effective and are accounted for as effective hedges with the change in fair value reflected in other comprehensive income.


                                            Change                               December 31,
                                            During               ------------------------------------------------------
Gain (Loss) in Fair Value                    2004               2004               2003               2002

Change in swaps values                          $   394          $  11,099          $  10,705          $  77,493
Offset to deferred acquisition
 costs                                             (228)            (6,561)            (6,333)           (46,624)
Offset to deferred sales
 inducements                                        (41)            (1,201)            (1,160)            (7,621)
Offset to federal income taxes                      (44)            (1,168)            (1,124)            (8,137)
                                        ----------------   ----------------   ----------------   ----------------
              Net impact to other
               comprehensive
               income                           $    81           $  2,169           $  2,088          $  15,111
                                        ----------------   ----------------   ----------------   ----------------


The Company generally limits its selection of counterparts that are obligated under its derivative contracts to those within the "A" credit rating or above. Entering into such agreements from financial institutions with long-standing performance records minimizes the risk. The amounts of such exposure are essentially the net replacement cost or market value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the financial institution. Collateral posted at December 31, 2004 and 2003, applicable to all derivative investments was $94,038 and $105,110, respectively, and is reflected in the balance sheet in short-term investments. The obligation to repay the collateral is reflected in the balance sheet in repurchase agreements and collateral on derivative instruments.

Deferred Policy Acquisition Costs ("DPAC")
Policy acquisition costs that vary with, and are primarily related to the production of new business have been deferred to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, policy issuance, underwriting, and certain variable agency expenses.

Deferred costs related to traditional life insurance are amortized over the estimated premium payment period of the related policies in proportion to the ratio of annual premium revenues to total anticipated premium revenues.

Deferred costs related to interest sensitive policies are being amortized over the lives of the policies in relation to the present value of actual and estimated gross profits subject to regular evaluation and retroactive revision to reflect actual emerging experience.

Policy acquisition costs deferred and amortized for the years ended December 31 are as follows:

                                                                         2004               2003               2002

Deferred policy acquisition costs, beginning
 of year                                                              $1,013,898          $ 858,924          $ 772,787
Commissions deferred                                                     198,959            237,733            248,235
Underwriting and acquisition expenses deferred                            23,317             28,218             33,150
Effect of change in account - DIG B36                                      3,662                  -                  -
Change in offset to unrealized gains                                    (108,864)              (371)          (149,058)
Amortization - related to operations                                    (114,747)          (100,751)           (58,045)
Amortization - related to SFAS No. 133                                     3,491             (9,855)            11,855
                                                                 ----------------   ----------------   ----------------
Deferred policy acquisition costs, end of year                        $1,019,716         $1,013,898          $ 858,924
                                                                 ----------------   ----------------   ----------------


To the extent that unrealized gains and losses on available-for-sale securities would result in an adjustment to the amortization pattern of deferred policy acquisition costs or present value of future profits of acquired businesses had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through other comprehensive income as an offset to the unrealized gains or losses. Recoverability of deferred policy acquisition costs is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

Present Value of Future Profits of Acquired Businesses
The present value of future profits of acquired businesses ("PVFP") represents the portion of the purchase price of blocks of businesses which is allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. The composition of the PVFP for the years ended December 31 is summarized below:


                                        2004          2003           2002

Balance at beginning of year         $  48,502     $  12,214      $  15,221
Value of acquired business                   -        39,295              -
Amortization                            (5,248)       (3,007)        (3,007)
                                   ------------   -----------   ------------
Balance at end of year               $  43,254     $  48,502      $  12,214
                                   ------------   -----------   ------------


Retrospective adjustments of these amounts are made periodically upon the revision of estimates of current or future gross profits on universal life-type products to be realized from a group of policies. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

Based on current conditions and assumptions as to future events, the Company expects to amortize $3,882, $3,880, $3,768, $3,659 and $3,541 of the existing PVFP over the next five years.

Policy Claims and Benefits Payable
The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.

Federal Income Taxes
The Company is a member of SEI's consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the Company compute the provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.

Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

Assets Held in Separate Accounts
Variable Life and Annuity Products A portion of the separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The Company reports this portion of its separate account assets at market value; the underlying investment risks are assumed by the contractholders. The Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company records the fees earned for administrative and contractholder services performed for the separate accounts in other income.

Bank Owned Life Insurance Products
A portion of the separate accounts held by the Company relates to individual bank owned life insurance policies that are nonindexed with fixed guarantees. These amounts are subject to limited discretionary withdrawal at book value without a market value adjustment. The Company reports this portion of its separate account assets at book value; the underlying investment risks are assumed by the Company.

Comprehensive Income
The Company follows the reporting concept of "Comprehensive Income" which requires the reporting of comprehensive income in addition to net income from operations. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. Comprehensive income for the Company includes net income and other comprehensive income, which includes unrealized gains and losses on available-for-sale securities and the minimum pension liability. In addition, certain interest rate swaps are accounted for as cash-flow hedges with the change in the fair value of the swap reflected in other comprehensive income.

Repurchase Agreements and Collateral on Derivative Instruments Repurchase Agreements
As part of the Company's investment strategy, the Company may enter reverse repurchase agreements and dollar-roll transactions to increase the Company's investment return. The Company accounts for these transactions as collateral borrowings, where the amount borrowed is equal to the market value of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. As of December 31, 2004 and 2003, there were $1,150,839 and $935,319, respectively, of such agreements outstanding. The collateral for these agreements is held in the fixed maturities and short-term investments in the balance sheets.

New Accounting Standards

Nontraditional Long-Duration Contracts
The Company adopted the provisions of the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1 ("SOP 03-1"), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for the Separate Accounts, on January 1, 2004. Following is a discussion of the impact of implementing this accounting standard.

Contracts Containing Death or Other Benefit Features
The Company has issued certain universal life insurance policies that have amounts assessed against policyholder account values each period to provide for benefit features under the contracts. The assessments are structured in a manner resulting in profits in earlier years and subsequent losses from the insurance benefits. In accordance with SOP 03-1, the Company established an additional liability for benefits to be provided during the subsequent loss periods. The Company has calculated this additional liability using a prescribed benefit ratio that accrues a portion of the earlier year profits to offset subsequent year losses. As a result of implementing this accounting procedure, the Company has recognized a cumulative loss as of January 1, 2004, of $7,104, which amount is reported net of applicable taxes as a cumulative change in accounting principle in the Statement of Income. For the 12 months ended December 31, 2004, the benefit expense recognized in the Statement of Income applicable to the adoption of SOP 03-1 was $3,007.

Sales Inducements
SOP 03-1 also provides guidance on accounting and reporting for certain sales inducements, primarily premium bonuses and bonus interest on the Company's annuity products. There was no change in the Company's method of capitalizing sales inducements, however the capitalized costs are now reported separately in the Balance Sheet and the amortization of the capitalized sales inducements is now reported as a component of benefits in the Statement of Income. Prior to adoption of SOP 03-1, the capitalized sales inducements were included in deferred policy acquisition costs and the related amortization expense was included in the amortization of deferred policy acquisition costs. The adoption of SOP 03-1, as it applies to accounting and reporting for certain sales inducements, had no effect on net income or stockholder's equity. The 2003 and 2002 amounts have been reclassified to conform to the 2004 presentation.

                                                                    2004               2003               2002

Deferred sales inducements, beginning of year                    $ 219,470          $ 107,387          $  32,789
Sales inducements deferred                                          99,767            127,882             87,837
Change in offset to unrealized gains                               (22,298)               (50)           (12,435)
Amortization - related to operations                               (23,510)           (13,629)            (3,214)
Amortization - related to SFAS No. 133                               2,434             (2,120)             2,410
                                                           ----------------   ----------------   ----------------
Deferred sales inducements, end of year                          $ 275,863          $ 219,470          $ 107,387
                                                           ----------------   ----------------   ----------------

Embedded Derivatives
The FASB's Derivative Implementation Group issued SFAS No. 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments ("DIG B36") in April 2003. DIG B36 provides guidance for determining when certain reinsurance arrangements and debt instruments contain embedded derivatives requiring bifurcation due to the incorporation of credit risk exposures that are not clearly and closely related to the creditworthiness of the obligor. The provisions of DIG B36, which became effective for the Company on January 1, 2004, impact one large coinsurance with funds withheld agreement with an outside reinsurance company applicable to specified annuity policies issued by the Company. The embedded derivative contained in the funds withheld liability is similar to a total return swap since the Company cedes the total return on a designated investment portfolio to the outside reinsurer. The reinsurer assumes the interest credited to the policyholders on the policies covered by the treaty, which interest is relatively fixed. The Company has developed models based on the expected cash flows of the ceded annuity business to estimate the fair value of the policy liabilities. The value of the derivative embedded in the funds withheld coinsurance agreement is equal to the difference between the fair value of the assets in the portfolio designated under the coinsurance agreement and the fair value of the policy liabilities estimated from the cash flow models. At January 1, 2004, the reported value of the embedded derivative was ($445) net of taxes and related deferred acquisition costs and deferred sales inducements, which loss is reported as a cumulative effect of change in accounting principle in the accompanying statement of income. The net change in the reported value of the embedded derivative during 2004 was $85 and is reported as a net unrealized gain (loss) on derivative instruments in the statement of income.

2.      Fair Value of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Mortgage Loans
The majority of the mortgage loans were acquired as part of the CHC acquisition in 2003 and were restated to a market value at purchase date. The fair values are estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the initial valuation mortgage portfolio that was conducted by an independent broker/dealer upon acquisition of the loans in January 2003. At that time, each mortgage was modeled and assigned a spread corresponding to its risk profile for valuation purposes.

Cash, Short-Term Investments and Policy Loans
The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

Other Invested Assets and Derivatives
For joint ventures and limited partnerships, the carrying amounts which represent the Company's share of the entity's underlying equity reported in the balance sheets approximate their fair values. For the derivative instruments, including the interest rate swaps and options, the carrying value is equal to broker quoted market prices or fair value.

Investment Securities
Fair value for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. In some cases, such as private placements and certain mortgage-backed securities, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities are based on quoted market prices.

Investment-Type Insurance Contracts
Fair values for the Company's liabilities under investment-type insurance contracts are estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.

These fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including noninvestment-type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value to the Company.

The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                            December 31, 2004                        December 31, 2003
                                  --------------------------------------   --------------------------------------
                                      Carrying            Estimated            Carrying            Estimated
                                        Value            Fair Value              Value            Fair Value

Financial assets
    Fixed maturities,
     available-for-sale                 $14,171,511         $14,171,511          $11,418,585         $11,418,585
    Equity securities,
     available-for-sale                     298,907             298,907              320,049             320,049
    Mortgage loans                          436,261             444,451              483,595             482,347
    Policy loans                            272,315             272,315              269,441             269,441
    Short-term investments                  135,610             135,610              209,268             209,268
    Other invested assets
     and derivatives                        261,924             261,924              302,964             302,964
Financial liabilities
    Investment-type
     insurance contracts                  8,473,091           7,158,469            5,967,544           5,130,482


3.       Investments and Investment Income

Fixed Maturities and Equity Security Investments The amortized cost and estimated fair value of fixed maturities and equity securities classified as available-for-sale are as follows:

                                                                         December 31, 2004
                                              -------------------------------------------------------------------------
                                                                      Gross             Gross
                                                                    Unrealized        Unrealized         Estimated
                                                  Amortized          Holding           Holding             Fair
                                                    Cost              Gains             Losses             Value

Fixed maturities
    U.S. Treasury and other U.S.
     Government corporations
     and agencies                                   $ 3,140,205         $ 74,360          $  5,407         $ 3,209,158
    Corporate securities                              5,323,903          183,169            17,243           5,489,829
    Mortgage-backed securities                        5,109,949          150,467             5,705           5,254,711
    Other debt securities                               209,689            8,285               161             217,813
                                              ------------------  ---------------   ---------------  ------------------
              Total fixed maturities                 13,783,746          416,281            28,516          14,171,511
Equity securities                                       281,894           17,384               371             298,907
                                              ------------------  ---------------   ---------------  ------------------
              Total available-for-
               sale                                 $14,065,640        $ 433,665          $ 28,887         $14,470,418
                                              ------------------  ---------------   ---------------  ------------------



                                                                            December 31, 2003
                                              -------------------------------------------------------------------------
                                                                      Gross             Gross
                                                                    Unrealized        Unrealized         Estimated
                                                  Amortized          Holding           Holding             Fair
                                                    Cost              Gains             Losses             Value

Fixed maturities
    U.S. Treasury and other U.S.
     Government corporations
     and agencies                                   $ 2,404,529         $ 23,051          $ 30,886         $ 2,396,694
    Corporate securities                              5,051,101          170,338            30,028           5,191,411
    Mortgage-backed securities                        3,648,309           82,784            17,253           3,713,840
    Other debt securities                               110,527            6,284               171             116,640
                                              ------------------  ---------------   ---------------  ------------------
              Total fixed maturities                 11,214,466          282,457            78,338          11,418,585
Equity securities                                       303,867           17,385             1,203             320,049
                                              ------------------  ---------------   ---------------  ------------------
              Total available-for-
               sale                                 $11,518,333        $ 299,842          $ 79,541         $11,738,634
                                              ------------------  ---------------   ---------------  ------------------

The corporate securities category in the table above includes a group of foreign securities with a total amortized cost of $19,571 and $19,487 and a fair value of $21,575 and $21,075 at December 31, 2004 and 2003, respectively. These securities have variable interest rates that currently average 2.37% and maturity dates of 2049.

The following table shows the Company's gross unrealized losses and fair value on its available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as follows:

                                                                     December 31, 2004
                                -------------------------------------------------------------------------------------
                                    Less than 12 months           12 months or more                 Total
                                ----------------------------  --------------------------  ---------------------------
                                                  Unrealized                  Unrealized                  Unrealized
                                 Fair Value        Losses     Fair Value       Losses      Fair Value       Losses

Fixed maturities
   US Treasury and other
    U.S. Government
    corporations and
    agencies                        $ 224,242       $ 2,736      $218,971       $ 2,671       $ 443,213      $ 5,407
   Corporate securities               755,640         6,547       309,073        10,696       1,064,713       17,243
   Mortgage-backed
    securities                        447,370         3,560       177,818         2,145         625,188        5,705
   Other debt securities               17,123            69         4,848            92          21,971          161
                                --------------   -----------  ------------   -----------  --------------  -----------
           Total fixed
            maturities              1,444,375        12,912       710,710        15,604       2,155,085       28,516
Equity securities                      49,835           302        11,427            69          61,262          371
                                --------------   -----------  ------------   -----------  --------------  -----------
           Total available-
            for-sale               $1,494,210       $13,214      $722,137       $15,673      $2,216,347      $28,887
                                --------------   -----------  ------------   -----------  --------------  -----------




                                                                   December 31, 2003
                                -------------------------------------------------------------------------------------
                                    Less than 12 months           12 months or more                 Total
                                ----------------------------  --------------------------  ---------------------------
                                                  Unrealized                  Unrealized                  Unrealized
                                 Fair Value        Losses     Fair Value       Losses      Fair Value       Losses

Fixed maturities
   US Treasury and other
    U.S. Government
    corporations and
    agencies                       $1,160,846       $28,898      $ 93,167       $ 1,988      $1,254,013      $30,886
   Corporate securities               186,633         9,384       233,752        20,644         420,385       30,028
   Mortgage-backed
    securities                      1,152,469        17,128        14,875           125       1,167,344       17,253
   Other debt securities               27,009           171             -             -          27,009          171
                                --------------   -----------  ------------   -----------  --------------  -----------
           Total fixed
            maturities              2,526,957        55,581       341,794        22,757       2,868,751       78,338
Equity securities                      98,825         1,141         3,999            62         102,824        1,203
                                --------------   -----------  ------------   -----------  --------------  -----------
           Total available-
            for-sale               $2,625,782       $56,722      $345,793       $22,819      $2,971,575      $79,541
                                --------------   -----------  ------------   -----------  --------------  -----------


The unrealized appreciation (depreciation) on the available-for-sale securities and interest rate swaps in 2004 and 2003 is reduced by DPAC, deferred sales inducements and deferred income taxes and is reflected as a component of accumulated other comprehensive income in the statements of stockholder's equity:

                                                                                   2004               2003

Net unrealized appreciation - AFS securities                                        $ 404,778          $ 220,300
Net unrealized appreciation - interest rate swaps                                      11,099             10,705
DPAC                                                                                 (227,398)          (118,534)
Deferred sales inducements                                                            (33,219)           (10,921)
Deferred income taxes                                                                 (54,341)           (35,542)
                                                                              ----------------   ----------------
                                                                                      100,919             66,008
Minimum pension liability (net of tax $1,979)                                          (3,676)              (756)
                                                                              ----------------   ----------------
              Accumulated other comprehensive gain                                  $  97,243          $  65,252
                                                                              ----------------   ----------------

The other comprehensive income (loss) is comprised of the change in unrealized gains (losses) on available-for-sale fixed maturities, equity security investments and other invested assets (interest rate swaps) arising during the period less the realized (gains) losses included in income, deferred policy acquisition costs, deferred sales inducements, deferred income taxes and minimum pension liability as follows:

                                                                         2004               2003               2002

Unrealized holding gains (losses) arising in the
 current period
     Fixed maturities                                                 $ 157,153          $  30,731          $ 209,522
     Equity securities                                                    3,409             12,538             (1,039)
     Other invested assets - interest rate swaps                            394            (66,788)            77,004
     Less:  Reclassification adjustment for
      losses (gains) released into income                                23,915             64,574            (14,512)
     Less:  DPAC impact                                                (108,864)              (371)          (149,058)
     Less:  Deferred sales inducements impact                           (22,298)               (50)           (12,435)
     Less:  Deferred income tax impact                                  (18,798)           (14,222)           (38,318)
                                                                ----------------   ----------------   ----------------
                                                                         34,911             26,412             71,164
     Less:  Minimum pension liability impact                             (2,920)              (756)                 -
                                                                ----------------   ----------------   ----------------
                 Net other comprehensive income                       $  31,991          $  25,656          $  71,164
                                                                ----------------   ----------------   ----------------

The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2004, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                               Amortized           Estimated
                                                                                 Cost             Fair Value

Due in one year or less                                                           $  129,642          $  131,448
Due after one year through five years                                              1,096,425           1,118,793
Due after five years through ten years                                             1,877,466           1,957,231
Due after ten years                                                                5,570,264           5,709,327
Securities not due at a single maturity date (primarily
 mortgage-backed securities)                                                       5,109,949           5,254,712
                                                                           ------------------  ------------------
              Total fixed maturities                                             $13,783,746         $14,171,511
                                                                           ------------------  ------------------

Midland National became a member of the Federal Home Loan Bank of Des Moines ("FHLB") in 2002. In order to become a member Midland National was required to purchase FHLB equity securities that total $10,000 as of December 31, 2004. The securities are included in equity securities at cost in the Company's balance sheet. Resale of these securities is restricted only to FHLB. As a member of FHLB the Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount the Company can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. The Company has not utilized this facility since its inception.

        Investment Income and Investment Gains (Losses)
        The major categories of investment income are summarized as follows:

                                                                2004               2003               2002

Gross investment income
    Fixed maturities                                             $ 668,442          $ 557,185          $ 323,558
    Equity securities                                               19,064             27,506             19,387
    Mortgage loans                                                  31,102             37,961              3,608
    Policy loans                                                    19,852             20,100             16,781
    Short-term investments                                           5,483              4,972              8,305
    Other invested assets                                           17,624             22,115             25,227
                                                           ----------------   ----------------   ----------------
              Total gross investment income                        761,567            669,839            396,866
Value received on option maturities                                215,244             48,742              4,385
Less:  Amortization of investment options                          108,179             77,357             56,491
Less:  Investment expenses                                          40,979             46,075             20,386
                                                           ----------------   ----------------   ----------------
              Net investment income                              $ 827,653          $ 595,149          $ 324,374
                                                           ----------------   ----------------   ----------------

Included in gross investment income from equity securities in 2004 and 2003 is $867 and $4,686, respectively, of income related to a common stock trading program the Company initiated in 2003. Under this program, the Company purchases a common equity security and simultaneously writes a covered call option on the security. The Company receives any common equity dividend and subsequently disposes of the common equity by terminating or expiring the written call option and selling the equity security or the covered call option on the equity security is exercised. In addition, the Company purchased S&P 500 and other equity specific put options to hedge against a significant drop in the equity securities market. There were no outstanding equity or option positions related to this trading program at December 31, 2004 or 2003. For the year ended December 31, gross investment income from these activities consisted of the following:

                                                             2004         2003

Dividends                                                 $  2,278    $  15,188
Covered call option premiums                                29,142        7,394
Loss on disposal of equity securities                      (35,983)     (17,271)
Put option income (expense)                                  5,430         (625)
                                                          ---------   ----------
              Net impact on gross investment income        $   867     $  4,686
                                                          ---------   ----------

The major categories of realized investment gains (losses) reflected in the income statement are summarized as follows:

                                                                    2004               2003               2002
                                                                  Realized           Realized           Realized

Fixed maturities                                                 $ (26,492)         $ (69,515)         $  26,331
Equity securities                                                    2,577              4,941            (11,819)
Mortgage loans                                                        (835)             2,164                  -
Gain on termination of interest rate swaps                           4,537             65,901                  -
Other                                                               16,299                 (9)                 2
                                                           ----------------   ----------------   ----------------
              Net investment (losses) gains                      $  (3,914)          $  3,482          $  14,514
                                                           ----------------   ----------------   ----------------

During 2004, the Company received liquidation proceeds from a limited partnership resulting in a realized gain of $14,975. The primary partnership asset was a commercial office complex. The realized gain from this partnership distribution is included in the other category in the above footnote.

During 2004 and 2003 the Company terminated interest rate swaps in situations where the underlying hedged assets were either called or sold. These swaps were previously accounted for as effective hedges and the proceeds from termination are reflected as realized gains or losses. In 2004 and 2003, the Company terminated interest rate swaps with notional amounts of $130,535 and $462,000 and realized net gains on the terminations of $4,537 and $42,293, respectively. In some of the 2003 termination agreements, the Company elected to continue the interest rate swap for a period of 18 months. The remaining 18-month interest rate swaps did not qualify for hedge accounting and the Company realized a gain equal to the fair value of the remaining interest rate swap on the date of termination. These swaps were adjusted to fair market value as of December 31, 2003, with any change in fair value reflected as a realized gain or loss. During 2003, the Company received net proceeds of $23,608 related to the termination of interest rate swaps with remaining 18-month periods.

In 2002, the Company sold most of its investments in Worldcom Inc. bonds and recorded a pre-tax realized loss of approximately $18,000. Offsetting gains were taken on other securities during 2002 which were recorded in net realized investment gains.

As a result of the Company's review of other than temporary impairments of investment securities, write-downs of United Airlines fixed income securities of $1,845, $4,658 and $11,654 have been recognized for the years ended December 31, 2004, 2003 and 2002, respectively. During 2003, the Company recognized an other than temporary impairment write-down of $11,087 applicable to fixed income securities of Southern Energy Corp.

Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (excluding maturities, calls and prepayments) during 2004, 2003 and 2002 were as follows:

                                       2004                           2003                           2002
                           -----------------------------  ----------------------------   ----------------------------
                              Fixed          Equity           Fixed         Equity          Fixed          Equity
                            Maturities     Securities      Maturities     Securities      Maturities     Securities

Proceeds from sales          $4,320,894      $1,256,949      $5,509,559     $ 281,599      $5,079,475       $ 69,273
Gross realized gains             19,764          12,856          52,919         6,214          88,727          2,892
Gross realized losses           (44,761)        (49,127)        (92,818)       (2,719)        (51,632)       (17,565)

Credit Risk Concentration
The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government Agency or Authority, the Company had no investment in one entity which exceeded 10% of stockholder's equity at December 31, 2004, except for the following investment with the following carrying value:

              SASCO Series 2004          $ 266,589

Other
At December 31, 2004 and 2003, securities amounting to $4,432 and
$4,845, respectively, were on deposit with regulatory authorities as required by law.

Mortgage Loans
Approximately 31% of the Company's mortgage loan portfolio is located in the Northeast geographic region. No other region accounts for over 22% of the mortgage portfolio. The composition of the mortgage loan portfolio by property characteristic category as of December 31, 2004, was as follows: Office 41%, Retail 11%, Industrial 25%, Apartment 5%, and Other 18%. At December 31, 2004, no investments in mortgage loans were considered by management to be impaired.

There were no new mortgage loans during in 2004. The maximum percentage of any one loan to the value of the underlying security at the time of the loan was 80%. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

The total recorded investment in restructured loans at December 31, 2004, is $562. Interest income on nonperforming loans is generally recognized on a cash basis.

4.        Income Taxes

The significant components of the provision for income taxes are as follows:

                                            2004         2003         2002

Current                                  $ 108,015    $  72,775    $  61,187
Deferred                                   (49,697)     (17,447)     (18,166)
                                         ----------   ----------   ----------
              Total income tax expense   $  58,318    $  55,328    $  43,021
                                         ----------   ----------   ----------



Income tax expense differs from the amounts computed by applying the U.S. Federal income tax rate of 35% to income before income taxes as follows:

                                             2004         2003         2002

At statutory federal income tax rate     $  58,836    $  56,709    $  43,660
Dividends received deductions                 (575)        (462)        (405)
Other, net                                      57         (919)        (234)
                                         ----------   ----------   ----------
              Total income tax expense   $  58,318    $  55,328    $  43,021
                                         ----------   ----------   ----------

The federal income tax asset as of December 31 is comprised of the following:

                                                 2004               2003

Net deferred income tax asset                     $ 110,637          $  74,102
Income taxes currently payable                       (5,885)            (5,658)
                                            ----------------   ----------------
              Federal income tax asset            $ 104,752          $  68,444
                                            ----------------   ----------------

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31 are as follows:

                                                            2004         2003

Deferred income tax assets
    Policy liabilities and reserves                      $ 607,013    $ 505,038
    Other, net                                              28,762       31,599
                                                         ----------   ----------
              Total deferred income tax assets             635,775      536,637
                                                         ----------   ----------
Deferred income tax liabilities
    Investments                                           (155,421)    (124,855)
    Present value of future profits of acquired business   (15,138)      (3,222)
    Deferred policy acquisition costs                     (354,579)    (334,458)
                                                         ----------   ----------
              Total deferred income tax liabilities       (525,138)    (462,535)
                                                         ----------   ----------
              Net deferred income tax asset              $ 110,637    $  74,102
                                                         ----------   ----------

Prior to 1984, certain special deductions were allowed life insurance companies for federal income tax purposes. These special deductions were accumulated in a memorandum tax account designated as "Policyholders' Surplus." Such amounts will usually become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or certain cash distributions are deemed to be paid out of this account. A provision in the "American Jobs Creation Act of 2004" will treat distributions during 2005 and 2006 as being made from the policyholders' surplus account and no tax will be imposed on those distributions. The Company expects total distributions during this period to be in excess of the existing policyholder surplus account balance. Accordingly, no provision for income tax has been made on the approximately $79 million balance in the policyholders' surplus account at December 31, 2004.

5.        Reinsurance

The Company is involved in both the cession and assumption of life and annuity reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:

                             2004                              2003                              2002
                 --------------------------------  --------------------------------  -------------------------------
                       Ceded           Assumed          Ceded            Assumed          Ceded           Assumed

Premiums            $ 812,718         $ 3,115        $ 595,599          $ 8,774        $ 623,319         $ 7,519
Claims                111,320           2,699           99,713            5,306           27,757           7,282


The Company generally reinsures the excess of each individual risk over $500 on ordinary life policies in order to spread its risk of loss. Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for certain of the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreement. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally only reinsures with companies rated "A" or better by A.M. Best. The Company has two large reinsurance arrangements at December 31, 2004, which are described below.

Midland National is party to a funds withheld coinsurance agreement with an outside reinsurer. This is an indemnity agreement that covers 50% of all policies issued since 2002 of particular annuity plans. In this agreement Midland National agrees to withhold, on behalf of the assuming company, assets equal to the Statutory reserve associated with these policies. The Company has netted the funds withheld liability of $1,500,560 and $896,173 against the reserve credits of $1,838,275 and $1,093,253 in the reinsurance receivable line in the December 31, 2004 and 2003 balance sheets, respectively. This agreement increased (decreased) the following financial statement lines as follows:

                                                           2004         2003

Assets
    Other invested assets                               $  14,172     $  4,842
    Deferred policy acquisition costs                    (320,454)    (192,354)
    Reinsurance receivables                               337,715      197,079
Liabilities
    Other liabilities                                       2,250        1,022
Revenues
    Interest sensitive life and investment
       product charges                                     (2,564)      (1,486)
    Net investment income                                 (77,389)     (38,627)
Benefits and expenses
    Interest credited to policyholder
       account balances                                   (57,275)     (27,115)
    Operating expenses                                       (898)          75
    Amortization of deferred policy acquisition costs     (17,874)     (10,704)

Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported gross of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Effective January, 2003, Clarica Life entered into a coinsurance agreement with an outside reinsurer that covered 30% of the majority of the inforce life and annuity policies. Policies issued in 2003 were not covered under this agreement. In this agreement $734,671 of policy obligations were transferred to the reinsurer. The transfer of the policy obligations was funded by the transfer of $564,570 of fixed maturity securities, $153,219 of mortgage loans and $15,417 of cash. The GAAP ceding fee of $1,465 was recorded into a deferred liability account which will be amortized over the life of the agreement.

6.        Statutory Financial Data and Dividend Restrictions

Midland National is domesticated in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

Generally, the net assets of an Iowa domiciled insurance company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by Midland National during any 12-month period, without prior approval of the insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The Company paid statutory stockholder dividends of $41,000, $36,000 and $27,000 in 2004, 2003 and 2002, respectively. Dividends payable in 2005 up to approximately $181,000 will not require prior approval of regulatory authorities.

The statutory net income of the Company for the years ended December 31, 2004, 2003 and 2002, is approximately $181,000, $95,000 and $68,000, respectively, and capital and surplus at December 31, 2004, 2003 and 2002, is approximately $811,000, $722,000 and $509,000, respectively, in accordance with statutory accounting principles. Audits of the 2004 statutory amounts will be completed in May 2005.

7.        Employee Benefits

Midland National participates in qualified pensions and other postretirement benefit plans sponsored by SEI. The Company also provides certain postretirement health care and life insurance benefits for eligible active and retired employees through a defined benefit plan. The following table summarizes the benefit obligations, the fair value of plan assets and the funded status as of December 31, 2004 and 2003. The amounts reflect an allocation of the Company's portion of the SEI plan:


                                                             Pension Benefits                 Other Benefits
                                                       ------------------------------  ------------------------------
                                                             2004            2003            2004            2003

Benefit obligation at December 31                           $ 29,063        $ 32,195         $ 9,976         $ 7,902
Fair value of plan assets at December 31                      23,069          23,396               -               -
                                                       --------------  --------------  --------------  --------------
Funded status at December 31                                $ (5,994)       $ (8,799)       $ (9,976)       $ (7,902)
                                                       --------------  --------------  --------------  --------------
Accrued benefit liability recognized
 in financial statements                                     $ 5,994         $ 4,096         $ 7,243         $ 7,266
                                                       --------------  --------------  --------------  --------------


The Company's postretirement benefit plan is not funded; therefore, it has no plan assets.

The amounts of contributions made to and benefits paid from the plan are as follows:




                              Pension Benefits          Other Benefits
                          ------------------------  -----------------------
                            2004            2003     2004            2003

Employer contributions    $ 4,544         $ 2,366   $  373           $   -
Employee contributions          -               -       55             331
Benefit payments              300             672      429             494




The following table provides the net periodic benefit cost for the years ended 2004, 2003 and 2002:




                                   Pension Benefits                                 Other Benefits
                   ----------------------------------------------  ----------------------------------------------
                       2004            2003            2002            2004            2003             2002

Net periodic
 benefit costs          $ 3,031          $ 2,438         $ 1,394         $ 1,205          $  746          $  197


The assumptions used in the measurement of the Company's benefit obligations are shown in the following table:

                                                        Pension Benefits                  Other Benefits
                                                  ------------------------------   ------------------------------
                                                      2004            2003             2004             2003

Weighted-average assumptions as of
 December 31
    Discount rate                                    5.75%            6.25%         5.75 to 6.25%      6.25%
    Expected return on plan assets                   8.25%         6.25 to 8.75%        N/A             N/A
    Rate of compensation increase                    5.50%         4.05 to 4.25%        N/A             N/A


For measurement purposes, a 9% to 10% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2004. The rate was assumed to decrease gradually each year to a rate of 4.5% to 5.0% for 2011 and remain at that level thereafter.

Midland National also participates in a noncontributory Employee Stock Ownership Plan ("ESOP") which is qualified as a stock bonus plan. All employees are eligible to participate in this plan upon satisfying eligibility requirements. The ESOP is sponsored by SEI. Each year the Company makes a contribution to the ESOP as determined by the Board of SEI. The contributions to the ESOP for 2004, 2003 and 2002 were $2,576, $4,050 and $5,388, respectively. The expense for 2004, 2003 and 2002 was $3,120, $4,441 and $3,660, respectively. All contributions to the ESOP are held in trust.

8.        Commitments and Contingencies

Lease Commitments
The Company leases certain equipment and office space. Rental expense on operating leases amounted to $4,035, $4,742 and $2,005 for the years ended December 31, 2004, 2003 and 2002, respectively. The minimum future rentals on operating leases at December 31, 2004, are $1,683 in 2005; $1,624 in 2006; $1,554 in 2007; $1,414 in 2008; $1,414 in 2009 and $2,888 thereafter.

Other Contingencies
The Company is a defendant in various lawsuits related to the normal conduct of its insurance business. In the opinion of management, the ultimate resolution of such litigation will not materially impact the Company's financial position or results of operations.

9.        Other Related Party Transactions

The Company pays fees to SEI under management contracts. The Company was charged $9,336, $6,781 and $4,725 in 2004, 2003 and 2002, respectively, related to these contracts.

The Company pays investment management fees to an affiliate, The Guggenheim Group, L.L.C. ("Guggenheim"). The Company was charged $17,495, $13,612 and $7,147 in 2004, 2003 and 2002, respectively. The fee is calculated based on the average fair value of invested assets under management times a contractual rate.

Midland National provides certain insurance and noninsurance services to North American and NANY for which it was reimbursed $9,516, $9,032 and $13,233 in 2004, 2003 and 2002, respectively, for the costs incurred to render such services.

The Company received a capital contributions from SEI of $225,000 in 2003. These funds were applied as part of the funds to purchase CHC in 2003 (Note 10).

The Company pays sales commissions to Sammons Securities, Inc., a broker-dealer company, associated with the variable life and annuity premiums placed with the Company's separate account funds. The Company was charged approximately $481, 410 and $267 in 2004, 2003 and 2002, respectively.

10.        Acquisition of CHC Holding

Effective January 8, 2003, Midland National acquired 100% of the shares of CHC Holding Inc. ("CHC"), which is the holding corporation for Clarica Life Insurance Company - U.S. ("Clarica Life"). The primary source of funds used to acquire the CHC shares was capital contributions received from SEI of $225,000 and $10,000 received in 2003 and 2002, respectively. The purchase price for these shares was $290,188 of which $282,936 represented the initial cost of the shares plus $7,252 of other costs. The allocation of the purchase price to the assets and liabilities of this company was as follows:


Assets
    Fixed maturities securities                            $2,561,725
    Mortgage loans                                            669,184
    Policy loans                                               58,185
    Short-term investments                                     87,954
    Other invested assets and derivatives                      10,566
    Income tax asset                                           55,702
    Present value of future profits                            39,293
    Cash and other receivables                                 38,339
                                                         -------------
              Total assets                                  3,520,948
                                                         -------------
Liabilities
    Policyholder account balances and reserves              2,984,127
    Other liabilities                                         246,635
                                                         -------------
              Total liabilities                             3,230,762
                                                         -------------
Purchase price                                              $ 290,186
                                                         -------------


The results of CHC are included in the Company's financial statements since January 8, 2003, the effective date of the purchase. The acquired assets and liabilities were recorded at fair values and, as a result, there was no excess purchase price allocated to goodwill.

In 1994, Clarica Life issued subordinated bonds denominated in British pounds. The bonds matured on January 12, 2004, and paid interest at 7.25%. Interest payments and the repayment of principal at maturity date was fully guaranteed by Sun Life (previously known as Clarica Canada).

Prior to, and as a condition of, the acquisition of CHC by Midland, certain assets were put into trust to defease the outstanding debt. In addition, Sun Life indemnified Midland National against any liability related to these bonds or any shortfall in the trust and also retained the residual interest in any excess trust assets after the debt has been retired. The bonds were retired by the trust assets in 2004. As of December 31, 2003, $29,199 of assets existed in the trust available to repay the obligation.

      Midland National Life Insurance Company
      Separate Account A Financial Statements
      December 31, 2004 and 2003

Midland National Life Insurance Company
Separate Account A
Index
--------------------------------------------------------------------------------


                                                                         Page(s)

Report of Independent Registered Public Accounting Firm........................1

Financial Statements

Statements of Assets and Liabilities, Operations and
      Changes in Net Assets.................................................2-40

Notes to Financial Statements..............................................41-55

             Report of Independent Registered Public Accounting Firm


   The Board of Directors and Stockholder
   Midland National Life Insurance Company and
   Policyholders of Separate Account A


   In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Midland National Life Insurance Company Separate Account A (consisting of the portfolios of the Fidelity Variable Insurance Products Fund I, the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund III, the American Century Variable Portfolios, Inc., the Massachusetts Financial Services Variable Insurance Trust, the Lord Abbett Series Fund, Inc., the Alger American Fund, the AIM Variable Insurance Funds, the LEVCO Series Trust, the Van Eck Worldwide Insurance Trust and the PIMCO Variable Insurance Trust) at December 31, 2004, and the results of each of the portfolios' operations and changes in each of the portfolios' net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Midland National Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmations of securities owned at December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.



   /s/
   ----------------------------------------
    PricewaterhousesCoopers LLP

   April 22, 2005

Midland National Life Insurance Company
Separate Account A
Accumulated Total for All Portfolios
------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                  Statement of Operations
              December 31, 2004                                         Year Ended December 31, 2004

ASSETS                                                            INVESTMENT INCOME
    Investment in Portfolios, at net asset                          Dividend income                             $   3,008,842
     value (cost $307,020,044)                  $ 361,492,484       Capital gains distributions                       634,367
                                                                                                             -----------------

LIABILITIES                                                 -                                                       3,643,209
                                              ----------------

NET ASSETS                                      $ 361,492,484       Expenses
                                              ----------------
                                                                      Administrative expense                          110,662
Number of units outstanding                        24,614,567         Mortality and expense risk                    2,783,702
                                              ----------------                                               -----------------

                                                                        Net investment income                         748,845

                                                                  REALIZED AND UNREALIZED GAINS
                                                                   (LOSSES) ON INVESTMENTS
                                                                    Net realized gains on investments               1,836,630
                                                                    Net unrealized appreciation on
                                                                     investments                                   27,991,011
                                                                                                             -----------------

                                                                  Net increase in net assets resulting from
                                                                   operations                                   $  30,576,486
                                                                                                             -----------------

------------------------------------------------------------------------------------------------------------------------------

     Statement of Changes in Net Assets
           Years Ended December 31, 2004 and 2003

                                                                                                2004               2003

Net assets at beginning of year                                                              $ 288,945,046      $ 195,388,047

Net increase in net assets resulting from operations                                            30,576,486         56,897,646

Capital shares transactions
    Net premiums                                                                                82,665,308         70,425,019
    Transfers of policy loans                                                                   (4,269,519)        (2,505,737)
    Transfers of cost of insurance                                                             (25,270,092)       (22,600,710)
    Transfers of surrenders                                                                    (10,812,577)        (8,471,511)
    Transfers of death benefits                                                                   (686,773)          (238,749)
    Transfers of other terminations                                                               (911,148)          (649,965)
    Interfund and net transfers to general account                                               1,255,753            701,006
                                                                                          -----------------  -----------------

      Net increase in net assets from capital share transactions                                41,970,952         36,659,353
                                                                                          -----------------  -----------------

Total increase in net assets                                                                    72,547,438         93,556,999
                                                                                          -----------------  -----------------

Net assets at end of year                                                                    $ 361,492,484      $ 288,945,046
                                                                                          -----------------  -----------------




The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Money Market Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 5,561,712                               Dividend income                                $   82,705
     shares at net asset value of $1.00                              Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $5,561,712)                  $  5,561,712
                                                                                                                        82,705
LIABILITIES                                                  -
                                               ----------------
                                                                     Expenses
NET ASSETS                                        $  5,561,712         Administrative expense                            2,155
                                               ----------------
                                                                       Mortality and expense risk                       57,412
                                                                                                              -----------------
                                      Unit
                          Units       Value      Net Assets              Net investment income                          23,138

Product Group 1            347,719     $12.33     $  4,287,354     REALIZED AND UNREALIZED GAINS
Product Group 2             26,470     $11.23          297,160      (LOSSES) ON INVESTMENTS
Product Group 3              4,771     $10.00           47,695       Net realized gains on investments                       -
Product Group 4             50,448     $18.42          929,502       Net unrealized appreciation on
                       ------------            ----------------
                                                                      investments                                            -
                                                                                                              -----------------
                           429,408                $  5,561,712
                       ------------            ----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                      $   23,138
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  7,214,462       $  5,430,733

Net increase in net assets resulting from operations                                                 23,138              5,534

Capital shares transactions
    Net premiums                                                                                  5,742,636          2,373,055
    Transfers of policy loans                                                                       (64,970)           (36,266)
    Transfers of cost of insurance                                                                 (697,519)          (738,315)
    Transfers of surrenders                                                                        (403,388)          (418,683)
    Transfers of death benefits                                                                     (33,487)            (1,182)
    Transfers of other terminations                                                                 (15,276)            (3,234)
    Interfund and net transfers to general account                                               (6,203,884)           602,820
                                                                                           -----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                      (1,675,888)         1,778,195
                                                                                           -----------------  -----------------

Total (decrease) increase in net assets                                                          (1,652,750)         1,783,729
                                                                                           -----------------  -----------------

Net assets at end of year                                                                      $  5,561,712       $  7,214,462
                                                                                           -----------------  -----------------

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I High Income Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                   Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 725,736                                 Dividend income                               $   347,665
     shares at net asset value of $7.00                              Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $4,559,429)                   $  5,080,151
                                                                                                                       347,665
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  5,080,151        Administrative expense                            3,988
                                               -----------------
                                                                       Mortality and expense risk                       40,776
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                         302,901

Product Group 1            264,646     $10.68      $  2,827,467    REALIZED AND UNREALIZED GAINS
Product Group 2             16,085      $9.63           154,869     (LOSSES) ON INVESTMENTS
Product Group 3                274     $10.77             2,950      Net realized gains on investments                  64,473
Product Group 4             78,091     $26.83         2,094,865      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                       14,367
                                                                                                              -----------------
                           359,096                 $  5,080,151
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   381,741
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  4,229,716       $  2,879,583

Net increase in net assets resulting from operations                                                381,741            820,208

Capital shares transactions
    Net premiums                                                                                    872,210            868,498
    Transfers of policy loans                                                                       (58,583)           (26,011)
    Transfers of cost of insurance                                                                 (401,717)          (362,705)
    Transfers of surrenders                                                                        (147,288)          (158,570)
    Transfers of death benefits                                                                      (1,670)            (5,492)
    Transfers of other terminations                                                                  (9,002)            (8,573)
    Interfund and net transfers to general account                                                  214,744            222,778
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    468,694            529,925
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        850,435          1,350,133
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  5,080,151       $  4,229,716
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Equity-Income Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 1,213,629                               Dividend income                               $   417,564
     shares at net asset value of $25.37                             Capital gains distributions                        99,751
                                                                                                              -----------------
     per share (cost $25,563,833)                  $ 30,789,773
                                                                                                                       517,315
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $ 30,789,773        Administrative expense                           20,152
                                               -----------------
                                                                       Mortality and expense risk                      252,149
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                         245,014

Product Group 1          1,203,740     $16.06      $ 19,328,268    REALIZED AND UNREALIZED GAINS
Product Group 2             61,247     $12.13           743,035     (LOSSES) ON INVESTMENTS
Product Group 3              4,531     $10.93            49,518      Net realized gains on investments                 207,106
Product Group 4            203,281     $52.48        10,668,952      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                    2,475,082
                                                                                                              -----------------
                         1,472,798                 $ 30,789,773
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  2,927,202
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $ 26,739,888       $ 19,627,178

Net increase in net assets resulting from operations                                              2,927,202          5,955,105

Capital shares transactions
    Net premiums                                                                                  4,797,168          4,520,794
    Transfers of policy loans                                                                      (361,413)          (407,552)
    Transfers of cost of insurance                                                               (1,923,916)        (1,844,532)
    Transfers of surrenders                                                                      (1,067,196)        (1,001,669)
    Transfers of death benefits                                                                     (77,888)           (16,410)
    Transfers of other terminations                                                                 (74,769)           (62,944)
    Interfund and net transfers to general account                                                 (169,303)           (30,082)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  1,122,683          1,157,605
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      4,049,885          7,112,710
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 30,789,773       $ 26,739,888
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 1,558,340                               Dividend income                               $   123,718
     shares at net asset value of $32.01                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $45,090,249)                  $ 49,884,375
                                                                                                                       123,718
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $ 49,884,375        Administrative expense                           31,831
                                               -----------------
                                                                       Mortality and expense risk                      425,520
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                          (333,633)

Product Group 1          2,236,561     $14.47      $ 32,369,753    REALIZED AND UNREALIZED GAINS
Product Group 2            253,238      $6.86         1,737,872     (LOSSES) ON INVESTMENTS
Product Group 3              3,561     $10.41            37,055      Net realized losses on investments             (2,725,597)
Product Group 4            312,912     $50.30        15,739,695      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                    4,237,549
                                                                                                              -----------------
                         2,806,273                 $ 49,884,375
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  1,178,319
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $ 47,604,009       $ 33,825,399

Net increase in net assets resulting from operations                                              1,178,319         10,976,346

Capital shares transactions
    Net premiums                                                                                  8,959,286          9,060,373
    Transfers of policy loans                                                                      (767,940)          (478,690)
    Transfers of cost of insurance                                                               (3,947,302)        (3,810,917)
    Transfers of surrenders                                                                      (2,175,867)        (1,572,405)
    Transfers of death benefits                                                                    (166,011)           (24,817)
    Transfers of other terminations                                                                (140,504)          (114,071)
    Interfund and net transfers to general account                                                 (659,615)          (257,209)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  1,102,047          2,802,264
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      2,280,366         13,778,610
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 49,884,375       $ 47,604,009
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Overseas Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 544,333                                 Dividend income                                $   87,076
     shares at net asset value of $17.52                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $7,643,504)                   $  9,536,720
                                                                                                                        87,076
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  9,536,720        Administrative expense                            6,400
                                               -----------------
                                                                       Mortality and expense risk                       72,364
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                           8,312

Product Group 1            448,333     $12.47      $  5,591,069    REALIZED AND UNREALIZED GAINS
Product Group 2             54,128      $8.08           437,202     (LOSSES) ON INVESTMENTS
Product Group 3              3,416     $11.06            37,767      Net realized gains on investments                 122,806
Product Group 4            130,037     $26.69         3,470,682      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      948,713
                                                                                                              -----------------
                           635,914                 $  9,536,720
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  1,079,831
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  7,381,149       $  4,692,450

Net increase in net assets resulting from operations                                              1,079,831          2,066,519

Capital shares transactions
    Net premiums                                                                                  1,856,477          1,248,866
    Transfers of policy loans                                                                      (158,173)           (47,165)
    Transfers of cost of insurance                                                                 (596,580)          (478,721)
    Transfers of surrenders                                                                        (317,647)          (217,001)
    Transfers of death benefits                                                                      (6,139)            (6,096)
    Transfers of other terminations                                                                 (36,317)           (19,424)
    Interfund and net transfers to general account                                                  334,119            141,721
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  1,075,740            622,180
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      2,155,571          2,688,699
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  9,536,720       $  7,381,149
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Midcap Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 491,409                                 Dividend income                                 $       -
     shares at net asset value of $30.18                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $11,277,600)                  $ 14,830,730
                                                                                                                             -
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $ 14,830,730        Administrative expense                              576
                                               -----------------
                                                                       Mortality and expense risk                       89,387
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (89,963)

Product Group 1            898,402     $14.60      $ 13,114,715    REALIZED AND UNREALIZED GAINS
Product Group 2             87,800     $14.84         1,303,366     (LOSSES) ON INVESTMENTS
Product Group 3              4,586     $12.17            55,783      Net realized gains on investments                 836,329
Product Group 4             22,887     $15.59           356,865      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                    1,762,914
                                                                                                              -----------------
                         1,013,674                 $ 14,830,730
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  2,509,280
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  8,044,599       $  4,291,869

Net increase in net assets resulting from operations                                              2,509,280          1,897,968

Capital shares transactions
    Net premiums                                                                                  3,443,654          2,666,401
    Transfers of policy loans                                                                      (130,524)           (45,705)
    Transfers of cost of insurance                                                                 (782,902)          (531,272)
    Transfers of surrenders                                                                        (201,729)          (117,952)
    Transfers of death benefits                                                                     (11,908)              (423)
    Transfers of other terminations                                                                 (24,320)           (13,589)
    Interfund and net transfers to general account                                                1,984,580           (102,698)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  4,276,851          1,854,762
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      6,786,131          3,752,730
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 14,830,730       $  8,044,599
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Asset Manager Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 584,676                                 Dividend income                               $   224,047
     shares at net asset value of $14.85                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $8,069,484)                   $  8,682,432
                                                                                                                       224,047
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  8,682,432        Administrative expense                            9,733
                                               -----------------
                                                                       Mortality and expense risk                       75,518
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                         138,796

Product Group 1            263,354     $14.04      $  3,698,500    REALIZED AND UNREALIZED GAINS
Product Group 2              7,943     $10.21            81,056     (LOSSES) ON INVESTMENTS
Product Group 3              2,213     $10.34            22,874      Net realized losses on investments               (195,452)
Product Group 4            160,640     $30.38         4,880,002      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      420,110
                                                                                                              -----------------
                           434,150                 $  8,682,432
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   363,454
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  8,263,923       $  6,960,372

Net increase in net assets resulting from operations                                                363,454          1,178,076

Capital shares transactions
    Net premiums                                                                                  1,298,654          1,284,604
    Transfers of policy loans                                                                      (104,234)          (110,435)
    Transfers of cost of insurance                                                                 (634,346)          (487,793)
    Transfers of surrenders                                                                        (339,266)          (467,662)
    Transfers of death benefits                                                                     (63,491)            (9,124)
    Transfers of other terminations                                                                 (21,911)           (13,350)
    Interfund and net transfers to general account                                                  (80,351)           (70,765)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                     55,055            125,475
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        418,509          1,303,551
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  8,682,432       $  8,263,923
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 793,654                                 Dividend income                               $   324,503
     shares at net asset value of $13.25                             Capital gains distributions                       233,415
                                                                                                              -----------------
     per share (cost $10,448,023)                  $ 10,515,913
                                                                                                                       557,918
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $ 10,515,913        Administrative expense                            2,424
                                               -----------------
                                                                       Mortality and expense risk                       77,308
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                         478,186

Product Group 1            537,182     $15.88      $  8,531,769    REALIZED AND UNREALIZED GAINS
Product Group 2             54,684     $14.27           780,073     (LOSSES) ON INVESTMENTS
Product Group 3                319     $10.34             3,295      Net realized losses on investments                (54,118)
Product Group 4             50,966     $23.56         1,200,775      Net unrealized depreciation on
                       ------------            -----------------
                                                                      investments                                     (110,570)
                                                                                                              -----------------
                           643,150                 $ 10,515,913
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   313,498
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  7,809,536       $  5,620,482

Net increase in net assets resulting from operations                                                313,498            264,387

Capital shares transactions
    Net premiums                                                                                  3,150,022          3,015,410
    Transfers of policy loans                                                                       (55,831)           (84,789)
    Transfers of cost of insurance                                                                 (685,908)          (622,540)
    Transfers of surrenders                                                                        (149,834)          (128,476)
    Transfers of death benefits                                                                      (4,259)            (6,268)
    Transfers of other terminations                                                                 (19,360)           (20,020)
    Interfund and net transfers to general account                                                  158,049           (228,650)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  2,392,879          1,924,667
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      2,706,377          2,189,054
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 10,515,913       $  7,809,536
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Index 500 Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 350,304                                 Dividend income                               $   525,142
     shares at net asset value of $137.75                            Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $40,352,110)                  $ 48,254,425
                                                                                                                       525,142
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $ 48,254,425        Administrative expense                           10,430
                                               -----------------
                                                                       Mortality and expense risk                      374,768
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                         139,944

Product Group 1          2,672,733     $14.88      $ 39,771,884    REALIZED AND UNREALIZED GAINS
Product Group 2            342,739      $8.59         2,942,758     (LOSSES) ON INVESTMENTS
Product Group 3              3,652     $10.86            39,646      Net realized losses on investments               (155,110)
Product Group 4            188,537     $29.17         5,500,137      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                    4,171,382
                                                                                                              -----------------
                         3,207,660                 $ 48,254,425
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  4,156,216
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $ 38,919,926       $ 26,800,947

Net increase in net assets resulting from operations                                              4,156,216          7,854,862

Capital shares transactions
    Net premiums                                                                                 11,327,857         10,336,191
    Transfers of policy loans                                                                      (648,866)          (331,521)
    Transfers of cost of insurance                                                               (3,502,886)        (3,321,728)
    Transfers of surrenders                                                                      (1,592,915)        (1,132,000)
    Transfers of death benefits                                                                    (109,089)           (30,716)
    Transfers of other terminations                                                                 (81,533)           (90,597)
    Interfund and net transfers to general account                                                 (214,285)        (1,165,512)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  5,178,283          4,264,117
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      9,334,499         12,118,979
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 48,254,425       $ 38,919,926
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Contrafund Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 1,559,757                               Dividend income                               $   116,070
     shares at net asset value of $26.62                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $32,521,503)                  $ 41,520,720
                                                                                                                       116,070
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $ 41,520,720        Administrative expense                           12,241
                                               -----------------
                                                                       Mortality and expense risk                      320,071
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                          (216,242)

Product Group 1          1,684,128     $19.55      $ 32,922,097    REALIZED AND UNREALIZED GAINS
Product Group 2            172,084     $10.75         1,849,296     (LOSSES) ON INVESTMENTS
Product Group 3              4,065     $11.10            45,123      Net realized gains on investments                 983,533
Product Group 4            232,688     $28.81         6,704,204      Net unrealized appreciation on
                       ------------            -----------------
                                                                       investments                                   4,333,431
                                                                                                              -----------------
                         2,092,964                 $ 41,520,720
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  5,100,722
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $ 33,004,372       $ 23,636,282

Net increase in net assets resulting from operations                                              5,100,722          6,810,676

Capital shares transactions
    Net premiums                                                                                  6,902,351          6,538,775
    Transfers of policy loans                                                                      (474,298)          (273,031)
    Transfers of cost of insurance                                                               (2,615,908)        (2,319,965)
    Transfers of surrenders                                                                      (1,396,538)        (1,184,223)
    Transfers of death benefits                                                                     (55,084)           (22,767)
    Transfers of other terminations                                                                (101,190)           (55,026)
    Interfund and net transfers to general account                                                1,156,293           (126,349)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  3,415,626          2,557,414
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      8,516,348          9,368,090
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 41,520,720       $ 33,004,372
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 393,860                                 Dividend income                               $   107,241
     shares at net asset value of $12.78                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $4,523,712)                   $  5,033,531
                                                                                                                       107,241
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  5,033,531        Administrative expense                            2,663
                                               -----------------
                                                                       Mortality and expense risk                       42,944
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          61,634

Product Group 1            280,652     $12.92      $  3,627,382    REALIZED AND UNREALIZED GAINS
Product Group 2              5,184      $8.73            45,255     (LOSSES) ON INVESTMENTS
Product Group 3                 52     $10.34               542      Net realized losses on investments               (108,711)
Product Group 4             71,860     $18.93         1,360,352      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      282,646
                                                                                                              -----------------
                           357,749                 $  5,033,531
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   235,569
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  4,703,890       $  3,667,172

Net increase in net assets resulting from operations                                                235,569            828,894

Capital shares transactions
    Net premiums                                                                                    858,680            901,349
    Transfers of policy loans                                                                       (81,069)           (33,539)
    Transfers of cost of insurance                                                                 (407,614)          (391,945)
    Transfers of surrenders                                                                        (202,374)          (171,120)
    Transfers of death benefits                                                                      (2,467)                 -
    Transfers of other terminations                                                                  (8,800)           (10,764)
    Interfund and net transfers to general account                                                  (62,284)           (86,157)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                     94,072            207,824
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        329,641          1,036,718
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  5,033,531       $  4,703,890
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 266,174                                 Dividend income                                $   62,601
     shares at net asset value of $14.35                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $3,471,139)                   $  3,819,590
                                                                                                                        62,601
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  3,819,590        Administrative expense                              189
                                               -----------------
                                                                       Mortality and expense risk                       30,255
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          32,157

Product Group 1            257,444     $13.74      $  3,536,042    REALIZED AND UNREALIZED GAINS
Product Group 2             16,939     $10.41           176,358     (LOSSES) ON INVESTMENTS
Product Group 3                837     $10.48             8,772      Net realized gains on investments                  17,815
Product Group 4              7,080     $13.90            98,417      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      110,159
                                                                                                              -----------------
                           282,300                 $  3,819,590
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   160,131
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  3,061,281       $  2,084,265

Net increase in net assets resulting from operations                                                160,131            395,974

Capital shares transactions
    Net premiums                                                                                    907,527            803,626
    Transfers of policy loans                                                                       (25,535)           (15,163)
    Transfers of cost of insurance                                                                 (319,324)          (267,733)
    Transfers of surrenders                                                                         (98,106)           (59,586)
    Transfers of death benefits                                                                      (7,138)              (379)
    Transfers of other terminations                                                                  (7,268)            (5,227)
    Interfund and net transfers to general account                                                  148,022            125,504
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    598,178            581,042
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        758,309            977,016
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  3,819,590       $  3,061,281
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Growth & Income Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 554,003                                 Dividend income                                $   60,947
     shares at net asset value of $13.91                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $6,693,438)                   $  7,706,179
                                                                                                                        60,947
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  7,706,179        Administrative expense                              885
                                               -----------------
                                                                       Mortality and expense risk                       65,994
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                            (5,932)

Product Group 1            471,469     $15.15      $  7,143,680    REALIZED AND UNREALIZED GAINS
Product Group 2             14,137      $9.37           132,402     (LOSSES) ON INVESTMENTS
Product Group 3                237     $10.54             2,502      Net realized gains on investments                  10,966
Product Group 4             27,485     $15.56           427,595      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      346,831
                                                                                                              -----------------
                           513,328                 $  7,706,179
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   351,865
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  7,033,299       $  5,130,153

Net increase in net assets resulting from operations                                                351,865          1,264,562

Capital shares transactions
    Net premiums                                                                                  1,491,567          1,573,541
    Transfers of policy loans                                                                      (131,748)           (60,889)
    Transfers of cost of insurance                                                                 (671,905)          (653,377)
    Transfers of surrenders                                                                        (231,388)          (211,010)
    Transfers of death benefits                                                                     (16,810)            (3,193)
    Transfers of other terminations                                                                 (22,759)           (24,829)
    Interfund and net transfers to general account                                                  (95,942)            18,341
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    321,015            638,584
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        672,880          1,903,146
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  7,706,179       $  7,033,299
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 561,422                                 Dividend income                                $   43,622
     shares at net asset value of $16.07                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $7,590,224)                   $  9,022,058
                                                                                                                        43,622
LIABILITIES                                                   -
                                                ----------------
                                                                     Expenses
NET ASSETS                                         $  9,022,058         Administrative expense                             744
                                                ----------------
                                                                        Mortality and expense risk                      74,846
                                                                                                               ----------------
                                      Unit
                          Units       Value       Net Assets              Net investment loss                          (31,968)

Product Group 1            772,307     $11.05      $  8,533,144    REALIZED AND UNREALIZED GAINS
Product Group 2             10,758      $7.53            81,016     (LOSSES) ON INVESTMENTS
Product Group 3                 75     $10.71               803      Net realized losses on investments                 (4,050)
Product Group 4             35,641     $11.42           407,095      Net unrealized appreciation on
                       ------------             ----------------
                                                                      investments                                      564,841
                                                                                                               ----------------
                           818,782                 $  9,022,058
                       ------------             ----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   528,823
                                                                                                               ----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                 $  8,129,627      $  6,129,407

Net increase in net assets resulting from operations                                                 528,823         1,801,448

Capital shares transactions
    Net premiums                                                                                   1,801,004         1,837,616
    Transfers of policy loans                                                                       (147,691)          (93,329)
    Transfers of cost of insurance                                                                  (785,817)         (761,255)
    Transfers of surrenders                                                                         (311,263)         (259,379)
    Transfers of death benefits                                                                      (43,144)           (6,008)
    Transfers of other terminations                                                                  (52,925)          (22,973)
    Interfund and net transfers to general account                                                   (96,556)         (495,900)
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                     363,608           198,772
                                                                                            -----------------  ----------------

Total increase in net assets                                                                         892,431         2,000,220
                                                                                            -----------------  ----------------

Net assets at end of year                                                                       $  9,022,058      $  8,129,627
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 335,828                                 Dividend income                                $   31,046
     shares at net asset value of $7.28                              Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $2,138,126)                   $  2,444,829
                                                                                                                        31,046
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  2,444,829        Administrative expense                               61
                                               -----------------
                                                                       Mortality and expense risk                       18,376
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          12,609

Product Group 1            156,548     $14.85      $  2,324,738    REALIZED AND UNREALIZED GAINS
Product Group 2              5,623     $10.86            61,074     (LOSSES) ON INVESTMENTS
Product Group 3              2,334     $10.78            25,163      Net realized gains on investments                  35,995
Product Group 4              2,257     $15.00            33,855      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      138,307
                                                                                                              -----------------
                           166,761                 $  2,444,829
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   186,911
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  1,802,179       $  1,135,668

Net increase in net assets resulting from operations                                                186,911            246,270

Capital shares transactions
    Net premiums                                                                                    717,833            580,038
    Transfers of policy loans                                                                       (11,916)           (10,595)
    Transfers of cost of insurance                                                                 (205,425)          (172,545)
    Transfers of surrenders                                                                         (46,071)           (35,639)
    Transfers of death benefits                                                                      (3,473)              (730)
    Transfers of other terminations                                                                  (2,131)            (1,998)
    Interfund and net transfers to general account                                                    6,922             61,710
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    455,739            420,241
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        642,650            666,511
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  2,444,829       $  1,802,179
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Capital Appreciation Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 514,282                                 Dividend income                                 $       -
     shares at net asset value of $7.66                              Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $3,383,121)                   $  3,939,398
                                                                                                                             -
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  3,939,398        Administrative expense                              274
                                               -----------------
                                                                       Mortality and expense risk                       30,234
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (30,508)

Product Group 1            275,990     $12.86      $  3,548,543    REALIZED AND UNREALIZED GAINS
Product Group 2             30,975      $7.81           241,983     (LOSSES) ON INVESTMENTS
Product Group 3                300     $10.67             3,207      Net realized losses on investments                (39,672)
Product Group 4             10,749     $13.55           145,666      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      318,376
                                                                                                              -----------------
                           318,015                 $  3,939,398
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   248,196
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  3,313,869       $  2,405,459

Net increase in net assets resulting from operations                                                248,196            521,155

Capital shares transactions
    Net premiums                                                                                    963,223            967,365
    Transfers of policy loans                                                                       (51,635)           (47,014)
    Transfers of cost of insurance                                                                 (343,859)          (342,001)
    Transfers of surrenders                                                                         (96,014)           (60,136)
    Transfers of death benefits                                                                      (1,483)            (1,749)
    Transfers of other terminations                                                                  (8,639)           (15,137)
    Interfund and net transfers to general account                                                  (84,260)          (114,073)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    377,333            387,255
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        625,529            908,410
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  3,939,398       $  3,313,869
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. International Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 1,320,598                               Dividend income                                $   43,534
     shares at net asset value of $7.35                              Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $7,849,503)                   $  9,706,395
                                                                                                                        43,534
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  9,706,395        Administrative expense                              675
                                               -----------------
                                                                       Mortality and expense risk                       72,584
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (29,725)

Product Group 1            704,365     $12.76      $  8,984,296    REALIZED AND UNREALIZED GAINS
Product Group 2             52,571      $6.55           344,118     (LOSSES) ON INVESTMENTS
Product Group 3              1,830     $11.26            20,602      Net realized losses on investments                (75,630)
Product Group 4             26,966     $13.25           357,380      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                    1,251,487
                                                                                                              -----------------
                           785,732                 $  9,706,395
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  1,146,132
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  7,551,029       $  5,308,390

Net increase in net assets resulting from operations                                              1,146,132          1,387,681

Capital shares transactions
    Net premiums                                                                                  2,137,917          1,918,023
    Transfers of policy loans                                                                       (96,908)           (66,584)
    Transfers of cost of insurance                                                                 (653,288)          (616,661)
    Transfers of surrenders                                                                        (360,142)          (193,091)
    Transfers of death benefits                                                                     (11,457)              (893)
    Transfers of other terminations                                                                 (25,311)           (15,394)
    Interfund and net transfers to general account                                                   18,423           (170,442)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  1,009,234            854,958
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      2,155,366          2,242,639
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  9,706,395       $  7,551,029
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Value Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 1,281,781                               Dividend income                               $   137,277
     shares at net asset value of $8.75                              Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $9,200,682)                   $ 11,215,585
                                                                                                                       137,277
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $ 11,215,585        Administrative expense                              830
                                               -----------------
                                                                       Mortality and expense risk                       76,891
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          59,556

Product Group 1            511,636     $19.68      $ 10,069,557    REALIZED AND UNREALIZED GAINS
Product Group 2             34,840     $16.75           583,437     (LOSSES) ON INVESTMENTS
Product Group 3              4,316     $10.88            46,952      Net realized gains on investments                 150,841
Product Group 4             25,424     $20.28           515,640      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      970,808
                                                                                                              -----------------
                           576,216                 $ 11,215,585
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  1,181,205
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  7,007,967       $  4,118,748

Net increase in net assets resulting from operations                                              1,181,205          1,369,628

Capital shares transactions
    Net premiums                                                                                  2,604,569          2,017,952
    Transfers of policy loans                                                                       (55,207)           (30,847)
    Transfers of cost of insurance                                                                 (592,850)          (480,579)
    Transfers of surrenders                                                                        (113,316)          (136,277)
    Transfers of death benefits                                                                     (16,034)            (1,626)
    Transfers of other terminations                                                                 (25,965)           (23,139)
    Interfund and net transfers to general account                                                1,225,216            174,107
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  3,026,413          1,519,591
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      4,207,618          2,889,219
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 11,215,585       $  7,007,967
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Income and Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 353,048                                 Dividend income                                $   30,598
     shares at net asset value of $7.32                              Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $2,088,943)                   $  2,584,309
                                                                                                                        30,598
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  2,584,309        Administrative expense                              133
                                               -----------------
                                                                       Mortality and expense risk                       19,772
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          10,693

Product Group 1            185,545     $12.90      $  2,393,522    REALIZED AND UNREALIZED GAINS
Product Group 2             11,972      $9.41           112,712     (LOSSES) ON INVESTMENTS
Product Group 3                566     $11.01             6,224      Net realized gains on investments                  75,820
Product Group 4              5,645     $12.73            71,850      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      183,410
                                                                                                              -----------------
                           203,727                 $  2,584,309
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   269,923
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  2,073,156       $  1,412,025

Net increase in net assets resulting from operations                                                269,923            439,915

Capital shares transactions
    Net premiums                                                                                    625,363            583,367
    Transfers of policy loans                                                                       (15,041)           (22,206)
    Transfers of cost of insurance                                                                 (177,716)          (169,379)
    Transfers of surrenders                                                                         (81,420)          (146,475)
    Transfers of death benefits                                                                      (9,281)              (890)
    Transfers of other terminations                                                                  (4,226)            (6,129)
    Interfund and net transfers to general account                                                  (96,449)           (17,072)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    241,230            221,216
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        511,153            661,131
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  2,584,309       $  2,073,156
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
Massachusetts Financial Services Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
Emerging Growth Series
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 646,712                                 Dividend income                                 $       -
     shares at net asset value of $17.52                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $9,026,646)                   $ 11,330,395
                                                                                                                             -
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $ 11,330,395        Administrative expense                              800
                                               -----------------
                                                                       Mortality and expense risk                       88,365
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (89,165)

Product Group 1            940,192     $10.98      $ 10,323,642    REALIZED AND UNREALIZED GAINS
Product Group 2            118,835      $5.08           603,823     (LOSSES) ON INVESTMENTS
Product Group 3              1,160     $10.94            12,699      Net realized losses on investments               (130,935)
Product Group 4             36,074     $10.82           390,232      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                    1,415,114
                                                                                                              -----------------
                         1,096,262                 $ 11,330,395
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  1,195,014
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  9,426,673       $  6,373,101

Net increase in net assets resulting from operations                                              1,195,014          2,013,499

Capital shares transactions
    Net premiums                                                                                  2,732,581          2,697,766
    Transfers of policy loans                                                                      (138,611)           (51,984)
    Transfers of cost of insurance                                                                 (930,094)          (953,825)
    Transfers of surrenders                                                                        (433,670)          (200,563)
    Transfers of death benefits                                                                     (11,752)            (2,719)
    Transfers of other terminations                                                                 (30,668)           (24,412)
    Interfund and net transfers to general account                                                 (479,078)          (424,190)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    708,708          1,040,073
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      1,903,722          3,053,572
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 11,330,395       $  9,426,673
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Massachusetts Financial Services Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
Investors Trust Series
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 98,645                                  Dividend income                                $    9,781
     shares at net asset value of $18.08                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $1,499,248)                   $  1,783,500
                                                                                                                         9,781
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  1,783,500        Administrative expense                               20
                                               -----------------
                                                                       Mortality and expense risk                       14,325
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                            (4,564)

Product Group 1            165,885     $10.55      $  1,749,356    REALIZED AND UNREALIZED GAINS
Product Group 2              2,475      $8.80            21,782     (LOSSES) ON INVESTMENTS
Product Group 3                 92     $11.09             1,025      Net realized losses on investments                (11,149)
Product Group 4              1,089     $10.41            11,337      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      184,126
                                                                                                              -----------------
                           169,542                 $  1,783,500
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   168,413
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  1,503,147       $  1,145,465

Net increase in net assets resulting from operations                                                168,413            252,903

Capital shares transactions
    Net premiums                                                                                    374,984            377,200
    Transfers of policy loans                                                                        (2,049)           (22,341)
    Transfers of cost of insurance                                                                 (158,772)          (152,384)
    Transfers of surrenders                                                                         (40,876)           (21,484)
    Transfers of death benefits                                                                        (602)              (731)
    Transfers of other terminations                                                                    (821)           (17,624)
    Interfund and net transfers to general account                                                  (59,924)           (57,857)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    111,940            104,779
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        280,353            357,682
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  1,783,500       $  1,503,147
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
Massachusetts Financial Services Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
New Discovery Series
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 493,471                                 Dividend income                                 $       -
     shares at net asset value of $14.87                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $6,218,692)                   $  7,337,919
                                                                                                                             -
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  7,337,919        Administrative expense                              718
                                               -----------------
                                                                       Mortality and expense risk                       59,804
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (60,522)

Product Group 1            353,484     $19.25      $  6,806,145    REALIZED AND UNREALIZED GAINS
Product Group 2             16,886      $8.84           149,276     (LOSSES) ON INVESTMENTS
Product Group 3              1,553     $10.55            16,387      Net realized gains on investments                   7,246
Product Group 4             19,276     $18.99           366,111      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      460,929
                                                                                                              -----------------
                           391,199                 $  7,337,919
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   407,653
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  6,311,978       $  3,607,321

Net increase in net assets resulting from operations                                                407,653          1,355,352

Capital shares transactions
    Net premiums                                                                                  1,729,810          1,360,880
    Transfers of policy loans                                                                       (85,223)           (61,649)
    Transfers of cost of insurance                                                                 (483,328)          (411,149)
    Transfers of surrenders                                                                        (204,152)           (75,234)
    Transfers of death benefits                                                                      (5,629)              (228)
    Transfers of other terminations                                                                 (22,007)           (12,548)
    Interfund and net transfers to general account                                                 (311,183)           549,233
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    618,288          1,349,305
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      1,025,941          2,704,657
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  7,337,919       $  6,311,978
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
Massachusetts Financial Services Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
Research Series
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 319,900                                 Dividend income                                $   45,679
     shares at net asset value of $15.30                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $3,947,984)                   $  4,894,475
                                                                                                                        45,679
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  4,894,475        Administrative expense                              269
                                               -----------------
                                                                       Mortality and expense risk                       38,454
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                           6,956

Product Group 1            407,048     $11.33      $  4,612,759    REALIZED AND UNREALIZED GAINS
Product Group 2             19,050      $7.97           151,777     (LOSSES) ON INVESTMENTS
Product Group 3                433     $11.21             4,857      Net realized losses on investments                 (4,592)
Product Group 4             11,194     $11.17           125,081      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      617,066
                                                                                                              -----------------
                           437,725                 $  4,894,475
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   619,430
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  4,014,175       $  2,793,015

Net increase in net assets resulting from operations                                                619,430            726,721

Capital shares transactions
    Net premiums                                                                                  1,138,328          1,173,231
    Transfers of policy loans                                                                       (31,147)           (20,559)
    Transfers of cost of insurance                                                                 (388,425)          (380,622)
    Transfers of surrenders                                                                         (97,154)           (70,165)
    Transfers of death benefits                                                                      (5,049)              (265)
    Transfers of other terminations                                                                  (6,393)           (13,250)
    Interfund and net transfers to general account                                                 (349,290)          (193,931)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    260,870            494,439
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        880,300          1,221,160
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  4,894,475       $  4,014,175
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. VC Growth & Income Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 361,519                                 Dividend income                                $   77,207
     shares at net asset value of $27.18                             Capital gains distributions                        78,482
                                                                                                              -----------------
     per share (cost $8,064,243)                   $  9,826,097
                                                                                                                       155,689
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  9,826,097        Administrative expense                              329
                                               -----------------
                                                                       Mortality and expense risk                       69,466
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          85,894

Product Group 1            542,660     $16.57      $  8,990,987    REALIZED AND UNREALIZED GAINS
Product Group 2             47,908     $12.74           610,419     (LOSSES) ON INVESTMENTS
Product Group 3              3,124     $11.06            34,554      Net realized gains on investments                 158,199
Product Group 4             11,639     $16.34           190,137      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      723,833
                                                                                                              -----------------
                           605,330                 $  9,826,097
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   967,926
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  6,826,851       $  4,003,870

Net increase in net assets resulting from operations                                                967,926          1,443,593

Capital shares transactions
    Net premiums                                                                                  2,429,592          2,016,310
    Transfers of policy loans                                                                      (130,264)           (50,687)
    Transfers of cost of insurance                                                                 (669,877)          (550,377)
    Transfers of surrenders                                                                        (182,622)          (100,568)
    Transfers of death benefits                                                                      (4,831)            (1,416)
    Transfers of other terminations                                                                 (18,959)           (14,195)
    Interfund and net transfers to general account                                                  608,281             80,321
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  2,031,320          1,379,388
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      2,999,246          2,822,981
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  9,826,097       $  6,826,851
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. VC Mid-Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 597,219                                 Dividend income                                $   32,143
     shares at net asset value of $20.79                             Capital gains distributions                       163,742
                                                                                                              -----------------
     per share (cost $9,703,935)                   $ 12,416,192
                                                                                                                       195,885
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $ 12,416,192        Administrative expense                            1,047
                                               -----------------
                                                                       Mortality and expense risk                       81,485
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                         113,353

Product Group 1            492,496     $22.70      $ 11,181,877    REALIZED AND UNREALIZED GAINS
Product Group 2             23,681     $22.43           531,057     (LOSSES) ON INVESTMENTS
Product Group 3              4,675     $11.60            54,241      Net realized gains on investments                 388,772
Product Group 4             29,080     $22.32           649,018      Net unrealized appreciation on
                       ------------            -----------------
                                                                          investments                                1,570,897
                                                                                                              -----------------
                           549,931                 $ 12,416,192
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  2,073,022
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  7,531,058       $  4,984,990

Net increase in net assets resulting from operations                                              2,073,022          1,370,116

Capital shares transactions
    Net premiums                                                                                  2,784,309          2,397,256
    Transfers of policy loans                                                                       (76,543)           (36,606)
    Transfers of cost of insurance                                                                 (647,027)          (522,100)
    Transfers of surrenders                                                                        (179,266)          (229,502)
    Transfers of death benefits                                                                      (6,763)           (73,487)
    Transfers of other terminations                                                                 (31,856)           (14,413)
    Interfund and net transfers to general account                                                  969,258           (345,196)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  2,812,112          1,175,952
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      4,885,134          2,546,068
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 12,416,192       $  7,531,058
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. VC International Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 207,881                                 Dividend income                                $    2,017
     shares at net asset value of $8.56                              Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $1,439,938)                   $  1,779,463
                                                                                                                         2,017
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  1,779,463        Administrative expense                               77
                                               -----------------
                                                                       Mortality and expense risk                       11,013
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                            (9,073)

Product Group 1            184,897      $9.04      $  1,671,525    REALIZED AND UNREALIZED GAINS
Product Group 2              4,033      $7.15            28,852     (LOSSES) ON INVESTMENTS
Product Group 3              3,001     $10.93            32,792      Net realized gains on investments                  80,390
Product Group 4              5,079      $9.11            46,293      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      178,177
                                                                                                              -----------------
                           197,010                 $  1,779,463
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   249,494
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                 $   875,416        $   282,105

Net increase in net assets resulting from operations                                                249,494            195,429

Capital shares transactions
    Net premiums                                                                                    589,918            423,538
    Transfers of policy loans                                                                       (30,488)            (3,553)
    Transfers of cost of insurance                                                                  (86,802)           (55,446)
    Transfers of surrenders                                                                         (35,455)            (7,668)
    Transfers of death benefits                                                                           -                  -
    Transfers of other terminations                                                                  (3,253)              (451)
    Interfund and net transfers to general account                                                  220,633             41,462
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    654,553            397,882
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        904,047            593,311
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  1,779,463        $   875,416
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Alger American Fund Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 120,046                                 Dividend income                                 $       -
     shares at net asset value of $35.12                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $3,857,095)                   $  4,216,027
                                                                                                                             -
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  4,216,027        Administrative expense                              104
                                               -----------------
                                                                       Mortality and expense risk                       23,569
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (23,673)

Product Group 1            610,461      $6.60      $  4,030,365    REALIZED AND UNREALIZED GAINS
Product Group 2             11,757      $6.72            78,946     (LOSSES) ON INVESTMENTS
Product Group 3              2,583     $10.66            27,536      Net realized gains on investments                 174,029
Product Group 4              9,798      $8.08            79,180      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                       26,960
                                                                                                              -----------------
                           634,599                 $  4,216,027
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   177,316
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  2,277,259       $  1,061,218

Net increase in net assets resulting from operations                                                177,316            457,446

Capital shares transactions
    Net premiums                                                                                  1,142,083            777,494
    Transfers of policy loans                                                                       (13,158)           (10,894)
    Transfers of cost of insurance                                                                 (232,449)          (171,102)
    Transfers of surrenders                                                                         (26,973)            (8,564)
    Transfers of death benefits                                                                      (1,639)                 -
    Transfers of other terminations                                                                  (2,006)            (4,756)
    Interfund and net transfers to general account                                                  895,594            176,417
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  1,761,452            758,595
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      1,938,768          1,216,041
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  4,216,027       $  2,277,259
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Alger American Fund MidCap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 322,838                                 Dividend income                                 $       -
     shares at net asset value of $20.80                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $5,840,352)                   $  6,715,021
                                                                                                                             -
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  6,715,021        Administrative expense                              214
                                               -----------------
                                                                       Mortality and expense risk                       50,390
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (50,604)

Product Group 1            633,589      $9.24      $  5,852,879    REALIZED AND UNREALIZED GAINS
Product Group 2             76,025      $9.40           714,743     (LOSSES) ON INVESTMENTS
Product Group 3              1,784     $11.16            19,911      Net realized gains on investments                 696,396
Product Group 4             11,649     $10.94           127,489      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                       74,462
                                                                                                              -----------------
                           723,046                 $  6,715,021
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   720,254
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  4,841,496       $  1,590,097

Net increase in net assets resulting from operations                                                720,254          1,024,600

Capital shares transactions
    Net premiums                                                                                  1,948,387          1,358,712
    Transfers of policy loans                                                                       (60,646)              (331)
    Transfers of cost of insurance                                                                 (423,264)          (251,310)
    Transfers of surrenders                                                                         (77,683)           (17,556)
    Transfers of death benefits                                                                           -            (20,024)
    Transfers of other terminations                                                                 (26,775)            (2,738)
    Interfund and net transfers to general account                                                 (206,748)         1,160,046
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  1,153,271          2,226,799
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      1,873,525          3,251,399
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  6,715,021       $  4,841,496
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
Alger American Fund Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 196,280                                 Dividend income                                 $       -
     shares at net asset value of $30.39                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $5,466,322)                   $  5,964,934
                                                                                                                             -
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  5,964,934        Administrative expense                              185
                                               -----------------
                                                                       Mortality and expense risk                       49,479
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (49,664)

Product Group 1            943,923      $5.88      $  5,545,559    REALIZED AND UNREALIZED GAINS
Product Group 2             48,631      $5.97           290,514     (LOSSES) ON INVESTMENTS
Product Group 3              2,899     $10.76            31,181      Net realized gains on investments                 665,437
Product Group 4             11,541      $8.46            97,680      Net unrealized depreciation on
                       ------------            -----------------
                                                                      investments                                     (181,018)
                                                                                                              -----------------
                         1,006,994                 $  5,964,934
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   434,755
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  4,995,171       $  2,830,287

Net increase in net assets resulting from operations                                                434,755          1,031,676

Capital shares transactions
    Net premiums                                                                                  1,896,081          1,665,954
    Transfers of policy loans                                                                       (79,164)           (22,396)
    Transfers of cost of insurance                                                                 (481,880)          (374,812)
    Transfers of surrenders                                                                        (109,687)           (48,302)
    Transfers of death benefits                                                                      (4,498)              (340)
    Transfers of other terminations                                                                 (34,946)           (14,478)
    Interfund and net transfers to general account                                                 (650,898)           (72,418)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    535,008          1,133,208
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        969,763          2,164,884
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  5,964,934       $  4,995,171
                                                                                            ----------------  -----------------




Midland National Life Insurance Company
Separate Account A
Alger American Fund Small Capitalization Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 299,019                                 Dividend income                                 $       -
     shares at net asset value of $20.26                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $5,246,563)                   $  6,058,125
                                                                                                                             -
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  6,058,125        Administrative expense                              184
                                               -----------------
                                                                       Mortality and expense risk                       32,717
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (32,901)

Product Group 1            836,445      $6.63      $  5,543,104    REALIZED AND UNREALIZED GAINS
Product Group 2             56,035      $6.74           377,711     (LOSSES) ON INVESTMENTS
Product Group 3              3,301     $11.08            36,588      Net realized gains on investments                 342,524
Product Group 4              9,812     $10.27           100,723      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      365,782
                                                                                                              -----------------
                           905,593                 $  6,058,125
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   675,405
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  2,972,490        $   827,703

Net increase in net assets resulting from operations                                                675,405            570,912

Capital shares transactions
    Net premiums                                                                                  1,923,293          1,561,614
    Transfers of policy loans                                                                       (45,065)            (6,868)
    Transfers of cost of insurance                                                                 (374,259)          (220,185)
    Transfers of surrenders                                                                         (30,468)           (12,071)
    Transfers of death benefits                                                                      (5,697)                 -
    Transfers of other terminations                                                                  (5,344)            (4,295)
    Interfund and net transfers to general account                                                  947,770            255,680
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  2,410,230          1,573,875
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      3,085,635          2,144,787
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  6,058,125       $  2,972,490
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
AIM Variable Insurance Funds Financial Services Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 73,181                                  Dividend income                                $    7,165
     shares at net asset value of $14.61                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $1,010,781)                   $  1,069,179
                                                                                                                         7,165
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  1,069,179        Administrative expense                               21
                                               -----------------
                                                                       Mortality and expense risk                        7,028
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                             116

Product Group 1             90,437     $11.61      $  1,049,850    REALIZED AND UNREALIZED GAINS
Product Group 2                 10     $11.70               112     (LOSSES) ON INVESTMENTS
Product Group 3                703     $10.75             7,561      Net realized gains on investments                  62,856
Product Group 4              1,010     $11.54            11,656      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                       20,552
                                                                                                              -----------------
                            92,159                 $  1,069,179
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                      $   83,524
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                 $   648,768        $   286,647

Net increase in net assets resulting from operations                                                 83,524            119,932

Capital shares transactions
    Net premiums                                                                                    363,324            242,415
    Transfers of policy loans                                                                       (28,694)               (66)
    Transfers of cost of insurance                                                                  (70,348)           (38,838)
    Transfers of surrenders                                                                         (11,343)            (4,118)
    Transfers of death benefits                                                                           -               (427)
    Transfers of other terminations                                                                 (21,516)                 -
    Interfund and net transfers to general account                                                  105,464             43,223
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    336,887            242,189
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        420,411            362,121
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  1,069,179        $   648,768
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
AIM Variable Insurance Funds Health Sciences Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 58,694                                  Dividend income                                 $       -
     shares at net asset value of $18.90                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $1,054,206)                   $  1,109,323
                                                                                                                             -
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  1,109,323        Administrative expense                               53
                                               -----------------
                                                                       Mortality and expense risk                        7,538
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                            (7,591)

Product Group 1             95,797     $11.01      $  1,054,931    REALIZED AND UNREALIZED GAINS
Product Group 2              1,686     $11.13            18,757     (LOSSES) ON INVESTMENTS
Product Group 3                726     $10.20             7,413      Net realized gains on investments                  55,322
Product Group 4              2,577     $10.95            28,221      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                        7,359
                                                                                                              -----------------
                           100,786                 $  1,109,323
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                      $   55,090
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                 $   707,641        $   182,544

Net increase in net assets resulting from operations                                                 55,090             99,267

Capital shares transactions
    Net premiums                                                                                    430,490            285,485
    Transfers of policy loans                                                                       (19,161)             4,543
    Transfers of cost of insurance                                                                  (81,240)           (42,594)
    Transfers of surrenders                                                                          (6,137)            (3,543)
    Transfers of death benefits                                                                           -               (349)
    Transfers of other terminations                                                                 (15,539)                 -
    Interfund and net transfers to general account                                                   38,179            182,288
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    346,592            425,830
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        401,682            525,097
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  1,109,323        $   707,641
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
LEVCO Series Trust Equity Value Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 1,253                                   Dividend income                                 $     220
     shares at net asset value of $11.24                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $9,936)                         $   14,085
                                                                                                                           220
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                           $   14,085        Administrative expense                                -
                                               -----------------
                                                                       Mortality and expense risk                          118
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                             102

Product Group 1              1,321     $10.60        $   13,999    REALIZED AND UNREALIZED GAINS
Product Group 2                  8     $10.78                85     (LOSSES) ON INVESTMENTS
                       ------------            -----------------
                                                                     Net realized gains on investments                     238
                             1,329                   $   14,085      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                        1,554
                                                                                                              -----------------

                                                                   Net increase in net assets resulting from
                                                                    operations                                      $    1,894
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                  $   12,694         $   33,802

Net increase in net assets resulting from operations                                                  1,894              4,600

Capital shares transactions
    Net premiums                                                                                         16             29,054
    Transfers of policy loans                                                                             -                 (5)
    Transfers of cost of insurance                                                                     (263)            (4,358)
    Transfers of surrenders                                                                            (255)              (132)
    Transfers of death benefits                                                                           -                  -
    Transfers of other terminations                                                                       -                  -
    Interfund and net transfers to general account                                                       (1)           (50,267)
                                                                                            ----------------  -----------------

      Net (decrease) in net assets from capital share transactions                                     (503)           (25,708)
                                                                                            ----------------  -----------------

Total increase (decrease) in net assets                                                               1,391            (21,108)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                        $   14,085         $   12,694
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Van Eck Worldwide Insurance Trust Worldwide Hard Assets Fund
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                   Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 92,806                                  Dividend income                                $    2,538
     shares at net asset value of $18.36                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $1,494,092)                   $  1,703,910
                                                                                                                         2,538
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  1,703,910        Administrative expense                               81
                                               -----------------
                                                                       Mortality and expense risk                        9,578
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                            (7,121)

Product Group 1            100,213     $15.11      $  1,514,304    REALIZED AND UNREALIZED GAINS
Product Group 2              9,274     $15.27           141,633     (LOSSES) ON INVESTMENTS
Product Group 3              1,350     $12.47            16,838      Net realized gains on investments                 186,288
Product Group 4              2,005     $15.53            31,136      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                       78,768
                                                                                                              -----------------
                           112,843                 $  1,703,910
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   257,935
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                 $   694,771        $   229,300

Net increase in net assets resulting from operations                                                257,935            136,621

Capital shares transactions
    Net premiums                                                                                    463,410            244,383
    Transfers of policy loans                                                                       (65,487)              (320)
    Transfers of cost of insurance                                                                  (91,184)           (57,757)
    Transfers of surrenders                                                                          (8,545)              (149)
    Transfers of death benefits                                                                           -                  -
    Transfers of other terminations                                                                     (81)              (387)
    Interfund and net transfers to general account                                                  453,091            143,080
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    751,204            328,850
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      1,009,139            465,471
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  1,703,910        $   694,771
                                                                                            ----------------  -----------------




Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Total Return Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 197,025                                 Dividend income                                $   22,432
     shares at net asset value of $10.51                             Capital gains distributions                        26,806
                                                                                                              -----------------
     per share (cost $2,074,447)                   $  2,070,736
                                                                                                                        49,238
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  2,070,736        Administrative expense                               46
                                               -----------------
                                                                       Mortality and expense risk                       10,055
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          39,137

Product Group 1            175,510     $10.54      $  1,849,530    REALIZED AND UNREALIZED GAINS
Product Group 2             15,833     $10.61           167,931     (LOSSES) ON INVESTMENTS
Product Group 3              2,226     $10.36            23,061      Net realized gains on investments                   7,931
Product Group 4              2,878     $10.50            30,214      Net unrealized depreciation on
                       ------------            -----------------
                                                                      investments                                       (2,074)
                                                                                                              -----------------
                           196,446                 $  2,070,736
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                      $   44,994
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                 $   521,769          $       -

Net increase in net assets resulting from operations                                                 44,994              2,291

Capital shares transactions
    Net premiums                                                                                  1,166,007            331,521
    Transfers of policy loans                                                                       (10,274)              (390)
    Transfers of cost of insurance                                                                  (90,512)           (22,884)
    Transfers of surrenders                                                                         (12,388)              (538)
    Transfers of death benefits                                                                           -                  -
    Transfers of other terminations                                                                  (5,527)                 -
    Interfund and net transfers to general account                                                  456,667            211,769
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  1,503,973            519,478
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      1,548,967            521,769
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  2,070,736        $   521,769
                                                                                            ----------------  -----------------




Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Low Duration Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 65,342                                  Dividend income                                $    4,723
     shares at net asset value of $10.30                             Capital gains distributions                         1,103
                                                                                                              -----------------
     per share (cost $672,689)                      $   673,026
                                                                                                                         5,826
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                          $   673,026        Administrative expense                               36
                                               -----------------
                                                                       Mortality and expense risk                        2,983
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                           2,807

Product Group 1             29,601     $10.09       $   298,692    REALIZED AND UNREALIZED GAINS
Product Group 2             34,718     $10.14           351,958     (LOSSES) ON INVESTMENTS
Product Group 3                419     $10.06             4,215      Net realized gains on investments                     819
Product Group 4              1,805     $10.06            18,161      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                          214
                                                                                                              -----------------
                            66,544                  $   673,026
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                      $    3,840
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                 $   293,568          $       -

Net increase in net assets resulting from operations                                                  3,840                371

Capital shares transactions
    Net premiums                                                                                    107,000             41,104
    Transfers of policy loans                                                                        (1,033)                 -
    Transfers of cost of insurance                                                                  (19,993)            (2,395)
    Transfers of surrenders                                                                          (6,410)                 -
    Transfers of death benefits                                                                           -                  -
    Transfers of other terminations                                                                       -                  -
    Interfund and net transfers to general account                                                  296,054            254,488
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    375,618            293,197
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        379,458            293,568
                                                                                            ----------------  -----------------

Net assets at end of year                                                                       $   673,026        $   293,568
                                                                                            ----------------  -----------------




Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust High Yield Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 95,966                                  Dividend income                                $   31,971
     shares at net asset value of $8.40                              Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $785,376)                      $   806,118
                                                                                                                        31,971
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                          $   806,118        Administrative expense                               35
                                               -----------------
                                                                       Mortality and expense risk                        4,335
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          27,601

Product Group 1             60,095     $11.85       $   711,952    REALIZED AND UNREALIZED GAINS
Product Group 2              5,553     $12.17            67,556     (LOSSES) ON INVESTMENTS
Product Group 3                672     $10.84             7,288      Net realized gains on investments                   3,313
Product Group 4              1,637     $11.80            19,321      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                       14,324
                                                                                                              -----------------
                            67,958                  $   806,118
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                      $   45,238
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                 $   280,287          $       -

Net increase in net assets resulting from operations                                                 45,238              7,244

Capital shares transactions
    Net premiums                                                                                    519,101            124,057
    Transfers of policy loans                                                                        (8,723)                 -
    Transfers of cost of insurance                                                                  (41,722)            (7,963)
    Transfers of surrenders                                                                         (15,809)                 -
    Transfers of death benefits                                                                           -                  -
    Transfers of other terminations                                                                     (56)                 -
    Interfund and net transfers to general account                                                   27,802            156,949
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    480,593            273,043
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        525,831            280,287
                                                                                            ----------------  -----------------

Net assets at end of year                                                                       $   806,118        $   280,287
                                                                                            ----------------  -----------------




Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 123,462                                 Dividend income                                $    7,609
     shares at net asset value of $12.92                             Capital gains distributions                        31,068
                                                                                                              -----------------
     per share (cost $1,581,165)                   $  1,595,134
                                                                                                                        38,677
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  1,595,134        Administrative expense                               58
                                               -----------------
                                                                       Mortality and expense risk                        5,832
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          32,787

Product Group 1             82,475     $11.32       $   934,018    REALIZED AND UNREALIZED GAINS
Product Group 2             50,785     $11.19           568,368     (LOSSES) ON INVESTMENTS
Product Group 3              2,585     $10.71            27,699      Net realized gains on investments                   6,202
Product Group 4              5,751     $11.31            65,049      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                       14,144
                                                                                                              -----------------
                           141,597                 $  1,595,134
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                      $   53,133
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                 $   321,957          $       -

Net increase (decrease) in net assets resulting from operations                                      53,133               (135)

Capital shares transactions
    Net premiums                                                                                    468,596            221,201
    Transfers of policy loans                                                                        (2,207)              (300)
    Transfers of cost of insurance                                                                  (51,871)            (6,646)
    Transfers of surrenders                                                                          (1,922)                 -
    Transfers of death benefits                                                                           -                  -
    Transfers of other terminations                                                                  (3,195)                 -
    Interfund and net transfers to general account                                                  810,643            107,837
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  1,220,044            322,092
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      1,273,177            321,957
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  1,595,134        $   321,957
                                                                                            ----------------  -----------------




Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements
--------------------------------------------------------------------------------

1.     Organization and Significant Accounting Policies

       Organization
       Midland National Life Separate Account A ("Separate Account"), a unit investment trust, is a segregated investment account of Midland National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account is used to fund variable universal life insurance policies of the Company. The Separate Account consists of eleven insurance products, each with different characteristics. The dates in which products were introduced result in different product groups. Sammons Securities Corporation, an affiliate, serves as the underwriter of the variable products.

       Investments
       The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance Products Fund II ("VIPF II"), Fidelity Variable Insurance Products Fund III ("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"), Massachusetts Financial Services Variable Insurance Trust Fund ("MFS"), Lord Abbett Series Fund, Inc. ("LAC"), Alger American Fund ("FAM"), AIM Variable Insurance Funds ("AIM"), LEVCO Series Trust ("LEVCO"), Van Eck Global Worldwide Insurance Trust ("VANECK"), and PIMCO Variable Insurance Trust ("PIMCO") (collectively "the Funds"), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants.

       The LEVCO Equity Value Fund, the VANECK Worldwide Hard Assets Fund, and the AIM Health Sciences Fund and Financial Services Fund were introduced in 2002. The PIMCO Total Return Portfolio, Low Duration Portfolio, High Yield Portfolio, and Real Return Portfolio were introduced effective May 1, 2003. All other portfolios have been in existence for more than three years.

       Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date. Dividends are automatically reinvested in shares of the Funds.

       The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

       Federal Income Taxes
       The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable life policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.


       Estimates
       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.     Expenses and Related Party Transactions

       The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account's prospectus.

       o A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

       o A mortality and expense risk fee is charged in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

       o A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

       o A sales and premium tax charge is deducted from each premium payment made prior to deposit into the Separate Account. Total deductions from gross contract premiums received by the Company were $5,047,861 and $4,547,914 in 2004 and 2003, respectively.

       Each management company of the Separate Account charges fees for their management advisory services as well as other operating expenses. The fees differ between companies and by portfolio within each company; however, the fees are generally calculated based on an annual rate applied to the average net asset of the respective portfolios. The effect of the fees are netted within the share value of the respective portfolios. The portfolio fee rates charged for the years ended December 31, 2004 and 2003, respectively, were as follows:

                                                             2004         2003

Fidelity Variable Insurance Products Fund I
    Money Market Portfolio                                   0.29%        0.29%
    High Income Portfolio                                    0.71%        0.69%
    Equity-Income Portfolio                                  0.58%        0.57%
    Growth Portfolio                                         0.68%        0.67%
    Overseas Portfolio                                       0.91%        0.90%
    Midcap Portfolio                                         0.71%        0.70%
Fidelity Variable Insurance Products Fund II
    Asset Manager Portfolio                                  0.65%        0.63%
    Investment Grade Bond Portfolio                          0.56%        0.54%
    Index 500 Portfolio                                      0.35%        0.34%
    Contrafund Portfolio                                     0.68%        0.67%
    Asset Manager: Growth Portfolio                          0.74%        0.73%
Fidelity Variable Insurance Products Fund III
    Balanced Portfolio                                       0.56%        0.59%
    Growth & Income Portfolio                                0.60%        0.59%
    Growth Opportunities Portfolio                           0.72%        0.72%
American Century Variable Portfolios. Inc.
    Balanced Portfolio                                       0.90%        0.90%
    Capital Appreciation Portfolio                           1.00%        1.00%
    International Portfolio                                  1.27%        1.50%
    Value Portfolio                                          0.93%        1.00%
    Income and Growth Portfolio                              0.70%        0.70%
Massachusetts Financial Services Variable Insurance Trust
    Emerging Growth Series                                   0.87%        0.87%
    Investors Trust Series                                   0.86%        0.87%
    New Discovery Series                                     1.01%        1.04%
    Research Series                                          0.88%        0.88%
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                             0.89%        0.85%
    VC Mid-Cap Value Portfolio                               1.17%        0.85%
    VC International Portfolio                               1.34%        1.40%
Alger American Fund
    Growth Portfolio                                         0.85%        0.85%
    MidCap Growth Portfolio                                  0.92%        0.93%
    Leveraged AllCap Portfolio                               0.97%        0.97%
    Small Capitalization Portfolio                           0.97%        0.97%
AIM Variable Insurance Funds
    Financial Services Fund                                  1.12%        1.11%
    Health Sciences Fund                                     1.11%        1.08%
LEVCO Series Trust
    Equity Value Fund                                        1.10%        1.10%
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                               1.20%        1.23%
PIMCO Variable Insurance Trust
    Total Return Portfolio                                   0.65%        0.65%
    Low Duration Portfolio                                   0.65%        0.65%
    High Yield Portfolio                                     0.75%        0.75%
    Real Return Portfolio                                    0.65%        0.65%



3.     Purchases and Sales of Investment Securities

       The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2004 and 2003, were as follows:

                                                             2004                               2003
                                             ---------------------------------  ---------------------------------
 Portfolio                                      Purchases          Sales           Purchases          Sales

Fidelity Variable Insurance Products Fund I
    Money Market Portfolio                      $  9,295,972     $ 10,948,722      $  8,419,799      $ 6,636,070
    High Income Portfolio                          1,999,958        1,228,364         2,121,241        1,388,417
    Equity-Income Portfolio                        7,451,085        6,083,390         6,947,192        5,622,553
    Growth Portfolio                              13,224,027       12,455,613        14,111,148       11,585,319
    Overseas Portfolio                             3,605,825        2,521,774         2,083,604        1,471,885
    Midcap Portfolio                               6,731,934        2,545,047         4,505,234        2,678,645
Fidelity Variable Insurance Products Fund II
    Asset Manager Portfolio                        2,069,688        1,875,837         2,051,786        1,741,594
    Investment Grade Bond Portfolio                5,855,160        2,984,097         7,287,773        5,128,973
    Index 500 Portfolio                           15,497,622       10,179,396        13,587,496        9,168,487
    Contrafund Portfolio                          10,387,384        7,187,999         8,981,107        6,554,251
    Asset Manager: Growth Portfolio                1,154,378          998,672         1,249,481          966,211
Fidelity Variable Insurance Products Fund III
    Balanced Portfolio                             1,407,113          776,777         1,163,370          541,934
    Growth & Income Portfolio                      1,964,477        1,649,395         2,314,278        1,662,423
    Growth Opportunities Portfolio                 2,167,407        1,835,767         2,403,865        2,215,387
American Century Variable Portfolios, Inc.
    Balanced Portfolio                               975,810          507,462           811,352          371,053
    Capital Appreciation Portfolio                 1,305,820          958,996         1,186,140          823,686
    International Portfolio                        2,896,475        1,916,965         2,392,157        1,548,568
    Value Portfolio                                4,566,366        1,480,396         2,980,084        1,457,116
    Income & Growth Portfolio                        879,734          627,812         1,094,208          867,173
Massachusetts Financial Services Variable
 Insurance Trust
    Emerging Growth Series                         3,491,495        2,871,953         3,505,503        2,535,192
    Investors Trust Series                           442,301          334,926           469,745          368,073
    New Discovery Series                           2,984,465        2,426,699         2,533,430        1,226,353
    Research Series                                1,442,416        1,174,591         1,470,013          983,815
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                   3,754,467        1,637,254         2,962,805        1,588,215
    VC Mid-Cap Value Portfolio                     4,844,824        1,919,359         3,952,167        2,724,002
    VC International Portfolio                       906,882          261,402           645,260          240,004
Alger American Fund
    Growth Portfolio                               2,726,498          988,719         1,217,883          472,869
    MidCap Growth Portfolio                        3,706,955        2,604,288         3,147,100          943,737
    Leveraged AllCap Portfolio                     3,494,330        3,008,986         3,575,533        2,473,354
    Small Capitalization Portfolio                 3,629,926        1,252,597         2,603,864        1,044,119
AIM Variable Insurance Funds
    Financial Services Fund                          928,527          591,524           955,926          715,236
    Health Sciences Fund                             864,312          525,301           898,007          474,896
LEVCO Series Trust
    Equity Value Fund                                    497              898            41,952           67,060
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                     1,711,710          967,615           761,365          434,253
PIMCO Variable Insurance Trust
    Total Return Portfolio                         2,191,446          648,336           572,596           48,300
    Low Duration Portfolio                           741,511          363,086           298,526            5,045
    High Yield Portfolio                             801,916          293,736           616,301          334,788
    Real Return Portfolio                          1,401,060          148,229           462,292          136,197
                                             ----------------  ---------------  ----------------  ---------------
                                                $133,501,776     $ 90,781,979      $116,381,583     $ 79,245,253
                                             ----------------  ---------------  ----------------  ---------------



       Purchases and sales in investment shares for the years ended December 31, 2004 and 2003, were as follows:

                                                                 2004                            2003
                                                    ------------------------------  -----------------------------
 Portfolio                                            Purchases         Sales         Purchases        Sales

Fidelity Variable Insurance Products Fund I
    Money Market Portfolio                              9,295,972      10,948,722       8,419,799      6,636,070
    High Income Portfolio                                 301,583         184,439         344,108        221,112
    Equity-Income Portfolio                               318,562         258,509         367,795        295,011
    Growth Portfolio                                      428,449         403,684         537,483        446,912
    Overseas Portfolio                                    228,368         157,489         168,928        122,837
    Midcap Portfolio                                      256,983          98,545         231,973        188,041
Fidelity Variable Insurance Products Fund II
    Asset Manager Portfolio                               144,274         131,101         157,268        131,678
    Investment Grade Bond Portfolio                       450,556         229,029         545,301        383,428
    Index 500 Portfolio                                   121,323          79,589         126,149         85,804
    Contrafund Portfolio                                  430,823         297,974         457,054        336,018
    Asset Manager: Growth Portfolio                        94,387          82,026         115,754         89,257
Fidelity Variable Insurance Products Fund III
    Balanced Portfolio                                    102,137          56,517          91,629         42,478
    Growth & Income Portfolio                             148,505         124,917         197,998        139,973
    Growth Opportunities Portfolio                        143,962         121,997         188,361        172,336
American Century Variable Portfolios, Inc.
    Balanced Portfolio                                    142,449          74,006         132,568         60,651
    Capital Appreciation Portfolio                        185,289         136,438         189,288        130,872
    International Portfolio                               437,989         291,735         441,914        286,455
    Value Portfolio                                       566,540         184,369         449,766        223,154
    Income & Growth Portfolio                             131,041          93,542         200,636        158,736
Massachusetts Financial Services Variable
 Insurance Trust
    Emerging Growth Series                                220,146         181,215         260,560        187,885
    Investors Trust Series                                 26,777          20,124          32,808         25,854
    New Discovery Series                                  214,186         172,862         210,358        103,739
    Research Series                                       104,542          85,329         125,754         84,159
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                          148,269          65,170         142,109         76,322
    VC Mid-Cap Value Portfolio                            259,809         104,553         270,337        188,041
    VC International Portfolio                            118,788          34,205         110,582         42,599
Alger American Fund
    Growth Portfolio                                       81,361          29,721          42,171         16,850
    MidCap Growth Portfolio                               196,095         136,382         198,566         63,160
    Leveraged AllCap Portfolio                            122,575         104,123         145,286        103,204
    Small Capitalization Portfolio                        196,898          68,909         177,394         74,154
AIM Variable Insurance Funds
    Financial Services Fund                                66,869          41,603          81,300         60,685
    Health Sciences Fund                                   47,516          29,097          57,444         30,445
LEVCO Series Trust
    Equity Value Fund                                          48              88           5,465          8,445
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                            106,895          60,812          66,044         41,583
PIMCO Variable Insurance Trust
    Total Return Portfolio                                208,184          61,522          55,036          4,672
    Low Duration Portfolio                                 72,008          35,251          29,076            491
    High Yield Portfolio                                   97,928          36,185          77,879         43,656
    Real Return Portfolio                                 108,952          11,538          37,334         11,286
                                                    --------------  --------------  --------------  -------------
                                                       16,327,038      15,233,316      15,489,275     11,318,053
                                                    --------------  --------------  --------------  -------------

4.     Summary of Changes from Unit Transactions

       Transactions in units for the years ended December 31, 2004 and 2003, were as follows:

                                                               2004                            2003
                                                    ------------------------------  -----------------------------
 Portfolio                                            Purchases         Sales         Purchases        Sales

Fidelity Variable Insurance Products Fund I
    Money Market Portfolio                                740,536         882,238         672,109        509,942
    High Income Portfolio                                 126,013          77,197         180,220        121,722
    Equity-Income Portfolio                               404,324         303,698         601,466        474,429
    Growth Portfolio                                      876,554         705,342       1,890,223      1,618,791
    Overseas Portfolio                                    292,341         176,634         196,869        132,548
    Midcap Portfolio                                      527,882         194,273       1,068,447        886,743
Fidelity Variable Insurance Products Fund II
    Asset Manager Portfolio                                97,145          80,250         114,199         95,579
    Investment Grade Bond Portfolio                       848,803         688,537         457,505        334,081
    Index 500 Portfolio                                 1,086,875         679,978       1,133,907        733,787
    Contrafund Portfolio                                  599,636         382,360         607,674        437,885
    Asset Manager: Growth Portfolio                        79,204          70,658          97,000         77,676
Fidelity Variable Insurance Products Fund III
    Balanced Portfolio                                    105,495          57,224          91,652         43,337
    Growth & Income Portfolio                             133,975         110,910         173,996        123,569
    Growth Opportunities Portfolio                        206,132         169,065         265,023        241,479
American Century Variable Portfolios, Inc.
    Balanced Portfolio                                     68,828          35,374          63,733         29,299
    Capital Appreciation Portfolio                        110,255          75,093         113,372         76,087
    International Portfolio                               255,021         163,561         254,384        159,619
    Value Portfolio                                       248,910          77,873         198,032         96,594
    Income & Growth Portfolio                              69,551          50,738         889,902        866,174
Massachusetts Financial Services Variable
 Insurance Trust
    Emerging Growth Series                                363,408         285,927         438,900        305,304
    Investors Trust Series                                 44,880          32,981          55,287         43,017
    New Discovery Series                                  176,273         140,380         173,224         85,675
    Research Series                                       137,561         114,073         170,286        112,407
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                          243,304         104,560         233,510        122,004
    VC Mid-Cap Value Portfolio                            234,100          92,526         241,346        167,755
    VC International Portfolio                            110,841          30,449         102,645         38,840
Alger American Fund
    Growth Portfolio                                      428,129         152,730         219,686         85,198
    MidCap Growth Portfolio                               436,443         298,363         438,001        134,975
    Leveraged AllCap Portfolio                            607,107         506,595         734,839        514,557
    Small Capitalization Portfolio                        590,393         197,918         467,079        156,000
AIM Variable Insurance Funds
    Financial Services Fund                                83,188          51,218         101,952         75,923
    Health Sciences Fund                                   81,415          49,152          97,383         51,266
LEVCO Series Trust
    Equity Value Fund                                          29              81           5,662          8,861
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                            129,404          72,999          76,873         47,249
PIMCO Variable Insurance Trust
    Total Return Portfolio                                123,981          13,004          56,192          4,718
    Low Duration Portfolio                                 72,947          35,743          29,819            479
    High Yield Portfolio                                  196,836          51,864          59,078         33,508
    Real Return Portfolio                                  66,214          23,826          44,005         13,385
                                                    --------------  --------------  --------------  -------------
                                                       11,003,932       7,235,393      12,815,480      9,060,462
                                                    --------------  --------------  --------------  -------------

5.     Net Assets

       Net assets at December 31, 2004, consisted of the following:

                                                                Accumulated          Net
                                                               Net Investment     Unrealized
                                                Capital         Income and       Appreciation
                                                 Share         Net Realized     (Depreciation)
 Portfolio                                    Transactions     Gains (Losses)   of Investments        Total

Fidelity Variable Insurance Products Fund I
    Money Market Portfolio                      $ 4,782,080        $ 779,632          $       -      $ 5,561,712
    High Income Portfolio                         4,355,308          204,121            520,722        5,080,151
    Equity-Income Portfolio                      20,053,113        5,510,719          5,225,941       30,789,773
    Growth Portfolio                             42,781,706        2,308,543          4,794,126       49,884,375
    Overseas Portfolio                            7,443,800          199,704          1,893,216        9,536,720
    Midcap Portfolio                             10,732,148          545,451          3,553,130       14,830,729
Fidelity Variable Insurance Products Fund II
    Asset Manager Portfolio                       5,093,794        2,975,689            612,949        8,682,432
    Investment Grade Bond Portfolio               9,068,390        1,379,633             67,889       10,515,912
    Index 500 Portfolio                          44,194,729       (3,842,619)         7,902,315       48,254,425
    Contrafund Portfolio                         31,029,550        1,491,953          8,999,217       41,520,720
    Asset Manager: Growth Portfolio               4,690,382         (166,670)           509,819        5,033,531
Fidelity Variable Insurance Products Fund III
    Balanced Portfolio                            3,471,226              (87)           348,451        3,819,590
    Growth & Income Portfolio                     7,351,767         (658,329)         1,012,741        7,706,179
    Growth Opportunities Portfolio               10,167,932       (2,577,708)         1,431,834        9,022,058
American Century Variable Portfolios, Inc.
    Balanced Portfolio                            2,105,039           33,087            306,703        2,444,829
    Capital Appreciation Portfolio                4,489,239       (1,106,118)           556,277        3,939,398
    International Portfolio                      10,092,461       (2,242,959)         1,856,893        9,706,395
    Value Portfolio                               8,722,645          478,037          2,014,903       11,215,585
    Income & Growth Portfolio                     2,370,633         (281,690)           495,366        2,584,309
Massachusetts Financial Services Variable
 Insurance Trust
    Emerging Growth Series                       14,941,062       (5,914,416)         2,303,749       11,330,395
    Investors Trust Series                        1,788,521         (289,273)           284,252        1,783,500
    New Discovery Series                          7,354,694       (1,136,002)         1,119,227        7,337,919
    Research Series                               4,918,733         (970,749)           946,491        4,894,475
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                  7,987,153           77,090          1,761,854        9,826,097
    VC Mid-Cap Value Portfolio                    9,140,633          563,302          2,712,257       12,416,192
    VC International Portfolio                    1,494,010          (54,072)           339,525        1,779,463
Alger American Fund
    Growth Portfolio                              4,020,707         (163,613)           358,932        4,216,026
    MidCap Growth Portfolio                       5,514,944          325,409            874,669        6,715,022
    Leveraged AllCap Portfolio                    5,818,723         (352,400)           498,612        5,964,935
    Small Capitalization Portfolio                4,984,024          262,539            811,562        6,058,125
AIM Variable Insurance Funds
    Financial Services Fund                         870,738          140,043             58,398        1,069,179
    Health Sciences Fund                            972,863           81,344             55,116        1,109,323
LEVCO Series Trust
    Equity Value Fund                                 8,375            1,561              4,149           14,085
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                    1,302,538          191,554            209,818        1,703,910
Pimco Variable Insurance Trust
    Total Return Portfolio                        2,023,451           50,996             (3,711)       2,070,736
    Low Duration Portfolio                          668,815            3,874                337          673,026
    High Yield Portfolio                            753,636           31,740             20,742          806,118
    Real Return Portfolio                         1,542,136           39,030             13,968        1,595,134
                                             ---------------   --------------  -----------------  ---------------
                                               $309,101,699      $(2,081,654)      $ 54,472,440     $361,492,484
                                             ---------------   --------------  -----------------  ---------------

6.     Financial Highlights

       The Company sells a number of variable life insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

       The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

                                                    December 31                                Year Ended December 31
                                  ----------------------------------------------  -----------------------------------------------
                                                Unit Fair Value                   Investment  Expense Ratio       Total Return
                                                  Lowest to                        Income       Lowest to          Lowest to
                                     Units         Highest         Net Assets      Ratio*       Highest**          Highest***
                                  ------------  ---------------  ---------------  ---------  -----------------  -----------------
Net assets represented by
   Fidelity Variable Insurance Products
    Fund I
    Money Market Portfolio
          2004                        429,408   $10.00 to 18.44      $5,561,712      1.29%    0.50% to 1.10%     0.00% to 0.72%
          2003                        571,109   $11.15 to 18.41      $7,214,462      1.11%    0.50% to 1.10%     -.11% to .54%
          2002                        408,938   11.09 to 18.44       $5,430,733      1.65%    0.50% to 1.10%     0.60% to 1.19%
          2001                        473,267   10.96 to 18.33       $6,055,922      3.91%    0.50% to 1.10%     2.98% to 3.59%
          2000                        231,932   10.58 to 17.80       $2,994,767      5.19%    0.50% to 1.10%     5.14% to 5.80%

    High Income Portfolio
          2004                        359,096   9.63 to 26.83        $5,080,151      7.47%    0.50% to 1.10%     7.70% to 9.06%
          2003                        310,281   8.83 to 24.75        $4,229,716      6.73%    0.50% to 1.10%    25.88% to 26.69%
          2002                        251,743   6.97 to 19.67        $2,879,583      9.93%    0.50% to 1.10%     2.29% to 2.95%
          2001                        221,299   6.77 to 19.23        $2,549,739     12.70%    0.50% to 1.10%    -12.67% to -12.19%
          2000                        204,165   7.71 to 22.02        $2,769,834      0.76%    0.50% to 1.10%    -23.33% to -22.90%

    Equity-Income Portfolio
          2004                      1,472,798   10.93 to 52.45      $30,789,773      1.45%    0.50% to 1.10%    9.30% to 10.98%
          2003                      1,372,172   10.93 to 47.58      $26,739,888      1.64%    0.50% to 1.10%    28.90% to 29.66%
          2002                      1,243,283   9.43 to 36.89       $19,627,178      1.57%    0.50% to 1.10%    -17.88% to -17.35%
          2001                      1,075,529   10.20 to 44.92      $21,808,160      1.62%    0.50% to 1.10%    -6.01% to -5.47%
          2000                        914,981   10.79 to 47.79      $21,063,063      1.61%    0.50% to 1.10%     7.25% to 7.90%

    Growth Portfolio
          2004                      2,806,273   6.86 to 50.37       $49,884,375      0.25%    0.50% to 1.10%     2.23% to 4.00%
          2003                      2,635,062   6.67 to 49.21       $47,604,009      0.25%    0.50% to 1.10%    31.39% to 32.08%
          2002                      2,363,555   5.05 to 37.50       $33,825,399      0.24%    0.50% to 1.10%    -30.88% to -30.44%
          2001                      2,023,189   7.26 to 54.25       $44,809,920      0.07%    0.50% to 1.10%    -18.56% to -18.06%
          2000                      1,623,991   8.86 to 66.61       $48,923,881      0.11%    0.50% to 1.10%    -11.96% to -11.40%

    Overseas Portfolio
          2004                        635,914   8.08 to 26.76        $9,536,720      1.03%    0.50% to 1.10%    10.60% to 13.17%
          2003                        520,207   7.14 to 23.75        $7,381,149      0.72%    0.50% to 1.10%    41.81% to 42.51%
          2002                        455,603   5.01 to 16.79        $4,692,450      0.78%    0.50% to 1.10%    -21.17% to -20.60%
          2001                        411,664   6.31 to 21.30        $5,628,966      5.08%    0.50% to 1.10%    -22.04% to -21.61%
          2000                        365,657   8.05 to 27.32        $6,824,791      1.42%    0.50% to 1.10%    -20.00% to -19.50%

   Fidelity Variable Insurance Products
    Fund I (continued)
    Midcap Portfolio
          2004                      1,013,674   12.16 to 15.59      $14,830,730      0.00%    0.50% to 1.10%    21.60% to 24.37%
          2003                        680,066   11.79 to 12.62       $8,044,599      0.31%    0.50% to 1.10%    37.02% to 37.88%
          2002                        498,371    8.58 to 9.21        $4,291,869      0.67%    0.50% to 1.10%    -10.76% to -10.26%
          2001                        214,930   9.60 to 10.32        $2,069,043      0.00%    0.50% to 1.10%    -4.10% to -3.69%
          2000                         76,122   10.00 to 15.74         $762,013      0.55%    0.50% to 1.10%          N/A

   Fidelity Variable Insurance Products
    Fund II
    Asset Manager Portfolio
          2004                        434,150   10.21 to 30.38       $8,682,432      2.64%    0.50% to 1.10%     3.30% to 5.04%
          2003                        417,255   9.73 to 29.12        $8,263,923      3.44%    0.50% to 1.10%    16.66% to 17.39%
          2002                        398,605   8.28 to 24.97        $6,960,372      3.71%    0.50% to 1.10%    -9.73% to -9.21%
          2001                        352,556   9.12 to 27.66        $7,173,216      4.04%    0.50% to 1.10%    -5.14% to -4.60%
          2000                        321,545   9.56 to 29.16        $7,340,554      3.28%    0.50% to 1.10%    -4.99% to 4.40%

    Investment Grade Bond Portfolio
          2004                        643,150   10.34 to 23.55      $10,515,913      3.54%    0.50% to 1.10%     3.29% to 3.93%
          2003                        482,884   13.73 to 22.81       $7,809,536      4.47%    0.50% to 1.10%     4.06% to 4.73%
          2002                        359,523   13.11 to 21.91       $5,620,482      2.47%    0.50% to 1.10%     9.11% to 9.80%
          2001                        159,189   11.94 to 20.08       $2,446,133      4.27%    0.50% to 1.10%     7.26% to 7.86%
          2000                        119,937   11.07 to 18.72       $1,828,843      6.10%    0.50% to 1.10%    9.99% to 10.70%

    Index 500 Portfolio
          2004                      3,207,660   8.59 to 29.14       $48,254,425      1.20%    0.50% to 1.10%    8.60% to 10.13%
          2003                      2,800,764   7.80 to 26.67       $38,919,926      1.34%    0.50% to 1.10%    26.98% to 27.66%
          2002                      2,401,648   6.11 to 20.98       $26,800,947      1.23%    0.50% to 1.10%    -23.09% to -22.56%
          2001                      1,951,738   7.89 to 27.28       $29,306,628      1.08%    0.50% to 1.10%    -13.07% to -12.53%
          2000                      1,609,845   9.02 to 31.38       $28,485,189      0.97%    0.50% to 1.10%    -10.32% to 9.80%

    Contrafund Portfolio
          2004                      2,092,964   10.75 to 28.80      $41,520,720      0.31%    0.50% to 1.10%    11.00% to 14.97%
          2003                      1,875,688   9.35 to 25.23       $33,004,372      0.42%    0.50% to 1.10%    27.00% to 27.73%
          2002                      1,706,397   7.32 to 19.85       $23,636,282      0.82%    0.50% to 1.10%    -10.34% to -9.74%
          2001                      1,568,048   8.11 to 22.14       $24,521,124      0.73%    0.50% to 1.10%    -13.21% to -12.70%
          2000                      1,283,140   9.29 to 25.51       $23,682,213      0.33%    0.50% to 1.10%    -7.64% to -7.10%

    Asset Manager: Growth Portfolio
          2004                        357,749   8.73 to 18.92        $5,033,531      2.20%    0.50% to 1.10%     3.40% to 5.43%
          2003                        349,203   8.28 to 18.06        $4,703,890      2.73%    0.50% to 1.10%    21.96% to 22.67%
          2002                        329,833   6.75 to 14.80        $3,667,172      2.81%    0.50% to 1.10%    -16.48% to -15.94%
          2001                        346,215   8.03 to 17.72        $4,600,171      2.75%    0.50% to 1.10%    -8.38% to -7.81%
          2000                        284,303   8.71 to 19.34        $4,217,105      2.11%    0.50% to 1.10%    -13.47% to -12.90%

   Fidelity Variable Insurance Products
    Fund III
    Balanced Portfolio
          2004                        282,300   10.41 to 13.95       $3,819,590      1.82%    0.50% to 1.10%     4.34% to 7.80%
          2003                        234,029   9.92 to 13.32        $3,061,281      2.46%    0.50% to 1.10%    16.46% to 17.12%
          2002                        185,724   8.47 to 11.48        $2,084,265      2.60%    0.50% to 1.10%    -9.75% to -9.22%
          2001                        154,149   9.33 to 12.72        $1,912,742      3.33%    0.50% to 1.10%    -2.68% to -2.00%
          2000                        126,226   9.52 to 13.07        $1,601,392      2.81%    0.50% to 1.10%    -5.36% to -4.80%

    Growth & Income Portfolio
          2004                        513,328   9.37 to 15.58        $7,706,179      0.83%    0.50% to 1.10%     4.63% to 5.40%
          2003                        490,263   8.90 to 14.87        $7,033,299      1.12%    0.50% to 1.10%    22.45% to 23.27%
          2002                        439,896   7.22 to 12.16        $5,130,153      1.28%    0.50% to 1.10%    -17.56% to -17.11%
          2001                        392,820   8.71 to 14.75        $5,539,047      1.25%    0.50% to 1.10%    -9.73% to -9.18%
          2000                        343,097   9.59 to 16.34        $5,361,211      1.03%    0.50% to 1.10%    -4.67% to -4.10%

    Growth Opportunities Portfolio
          2004                        818,782   7.53 to 11.42        $9,022,058      0.51%    0.50% to 1.10%     6.04% to 7.10%
          2003                        781,715   7.06 to 10.77        $8,129,627      0.73%    0.50% to 1.10%    28.37% to 29.30%
          2002                        758,228    5.46 to 8.39        $6,129,407      1.00%    0.50% to 1.10%    -22.67% to -22.33%
          2001                        667,236   7.03 to 10.85        $6,951,789      0.35%    0.50% to 1.10%    -15.37% to -14.79%
          2000                        569,912   8.25 to 12.82        $7,012,526      1.22%    0.50% to 1.10%    -17.98% to -17.50%

   American Century Variable
    Portfolios, Inc.
    Balanced Portfolio
          2004                        166,761   10.78 to 15.00       $2,444,829      1.46%    0.50% to 1.10%     7.80% to 9.26%
          2003                        133,308   9.94 to 13.82        $1,802,179      2.22%    0.50% to 1.10%    16.46% to 17.12%
          2002                         98,914   8.36 to 11.70        $1,135,668      2.35%    0.50% to 1.10%    -10.55% to -10.35%
          2001                         69,364   9.30 to 13.08          $888,981      2.36%    0.50% to 1.10%    -4.60% to -3.72%
          2000                         49,521   9.69 to 13.71          $655,058      1.93%    0.50% to 1.10%    -3.72% to -3.10%

    Capital Appreciation Portfolio
          2004                        318,015   7.81 to 13.57        $3,939,398      0.00%    0.50% to 1.10%     6.43% to 6.99%
          2003                        282,852   7.30 to 12.75        $3,313,869      0.00%    0.50% to 1.10%    19.05% to 19.87%
          2002                        245,529   6.09 to 10.71        $2,405,459      0.00%    0.50% to 1.10%    -22.05% to -21.52%
          2001                        210,366   7.76 to 13.74        $2,616,705      0.00%    0.50% to 1.10%    -28.85% to -28.48%
          2000                        146,195   10.85 to 19.31       $2,614,605      0.00%    0.50% to 1.10%     7.88% to 8.50%

    International Portfolio
          2004                        785,732   6.55 to 13.25        $9,706,395      0.50%    0.50% to 1.10%    12.50% to 14.51%
          2003                        694,272   5.72 to 11.66        $7,551,029      0.66%    0.50% to 1.10%    23.13% to 23.81%
          2002                        599,832    4.62 to 9.47        $5,308,390      0.74%    0.50% to 1.10%    -21.21% to -20.75%
          2001                        483,680   5.83 to 12.02        $5,449,486      0.08%    0.50% to 1.10%    -29.99% to -29.59%
          2000                        360,479   8.28 to 19.31        $5,843,591      0.10%    0.50% to 1.10%    -17.73% to -17.20%

   American Century Variable
    Portfolios, Inc. (continued)
    Value Portfolio
          2004                        576,216   10.88 to 20.29      $11,215,585      1.51%    0.50% to 1.10%    8.80% to 13.79%
          2003                        405,178   14.72 to 17.93       $7,007,967      0.90%    0.50% to 1.10%    27.51% to 28.33%
          2002                        303,774   11.47 to 14.07       $4,118,748      0.83%    0.50% to 1.10%    -13.57% to -13.11%
          2001                        206,111   13.2 to 16.28        $3,233,975      0.89%    0.50% to 1.10%    11.58% to 12.24%
          2000                        135,863   11.76 to 17.17       $1,918,616      0.99%    0.50% to 1.10%    16.81% to 17.60%

    Income & Growth Portfolio
          2004                        203,727   9.41 to 12.90        $2,584,309      1.31%    0.50% to 1.10%    10.00% to 12.43%
          2003                        184,915   8.37 to 11.52        $2,073,156      1.17%    0.50% to 1.10%    27.98% to 28.57%
          2002                        161,239    6.51 to 8.90        $1,412,025      1.02%    0.50% to 1.10%    -20.25% to -19.73%
          2001                        130,094   8.11 to 11.24        $1,426,734      0.77%    0.50% to 1.10%    -9.42% to -8.77%
          2000                         93,648   8.89 to 12.38        $1,128,552      0.45%    0.50% to 1.10%    -11.56% to -11.10%

   Massachusetts Financial Services
    Variable Insurance Trust
    Emerging Growth Series
          2004                      1,096,262   5.08 to 10.98       $11,330,395      0.00%    0.50% to 1.10%    9.40% to 12.39%
          2003                      1,018,780    4.52 to 9.81        $9,426,673      0.00%    0.50% to 1.10%    28.82% to 29.51%
          2002                        885,042    3.49 to 7.60        $6,373,101      0.00%    0.50% to 1.10%    -34.46% to -34.03%
          2001                        736,262   5.29 to 11.57        $8,123,686      0.00%    0.50% to 1.10%    -34.23% to -33.88%
          2000                        430,552   8.00 to 17.56        $7,413,717      5.30%    0.50% to 1.10%    -20.52% to -20.00%

    Investors Trust Series
          2004                        169,542   8.80 to 11.09        $1,783,500      0.60%    0.50% to 1.10%    10.16% to 10.90%
          2003                        157,644    7.94 to 9.56        $1,503,147      0.63%    0.50% to 1.10%    20.84% to 21.59%
          2002                        145,439    6.53 to 7.89        $1,145,465      0.51%    0.50% to 1.10%    -21.88% to -21.42%
          2001                        108,310   8.31 to 10.08        $1,089,989      0.47%    0.50% to 1.10%    -16.86% to -16.40%
          2000                         75,085   9.94 to 12.10          $907,718      1.37%    0.50% to 1.10%    -45.50% to -0.60%

    New Discovery Series
          2004                        391,199   8.84 to 19.24        $7,337,919      0.00%    0.50% to 1.10%     5.32% to 6.00%
          2003                        355,305   8.34 to 18.24        $6,311,978      0.00%    0.50% to 1.10%    32.28% to 33.01%
          2002                        267,770   6.27 to 13.76        $3,607,321      0.00%    0.50% to 1.10%    -32.39% to -32.00%
          2001                        209,828   9.22 to 20.30        $4,167,704      0.00%    0.50% to 1.10%    -6.10% to -5.44%
          2000                        121,519   9.75 to 21.57        $2,558,124      1.25%    0.50% to 1.10%    -5.72% to -3.03%

    Research Series
          2004                        437,725   7.97 to 11.33        $4,894,475      1.03%    0.50% to 1.10%    12.10% to 15.34%
          2003                        414,237    6.91 to 9.87        $4,014,175      0.62%    0.50% to 1.10%    23.39% to 24.06%
          2002                        356,124    5.57 to 7.99        $2,793,015      0.26%    0.50% to 1.10%    -25.38% to -24.93%
          2001                        280,754   7.42 to 10.68        $2,933,918      0.01%    0.50% to 1.10%    -22.17% to -21.65%
          2000                        152,977   9.47 to 13.68        $2,068,139      5.31%    0.50% to 1.10%    -5.81% to -5.30%

   Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio
          2004                        605,330   11.06 to 16.56       $9,826,097      0.93%    0.50% to 1.10%    10.60% to 12.05%
          2003                        466,586   11.37 to 14.84       $6,826,851      0.74%    0.50% to 1.10%    29.59% to 30.39%
          2002                        355,079   8.72 to 11.43        $4,003,870      0.66%    0.50% to 1.10%    -18.97% to -18.43%
          2001                        223,756   10.69 to 14.07       $3,115,424      0.69%    0.50% to 1.10%    -7.73% to -7.20%
          2000                         95,009   11.52 to 15.22       $1,443,931      1.16%    0.50% to 1.10%    14.52% to 15.20%

    VC Mid-Cap Value Portfolio
          2004                        549,931   11.60 to 22.69      $12,416,192      0.32%    0.50% to 1.10%    16.00% to 23.45%
          2003                        408,357   18.17 to 18.47       $7,531,058      0.55%    0.50% to 1.10%    23.39% to 24.11%
          2002                        334,830   14.64 to 14.93       $4,984,990      0.65%    0.50% to 1.10%    -10.74% to -10.24%
          2001                        214,826   16.31 to 16.70       $3,571,997      0.47%    0.50% to 1.10%     6.80% to 7.51%
          2000                         59,942   15.17 to 15.59         $927,688      1.25%    0.50% to 1.10%    50.10% to 51.70%

    VC International Portfolio
          2004                        197,010   7.15 to 10.93        $1,779,463      0.15%    0.50% to 1.10%    9.30% to 19.97%
          2003                        116,619    5.96 to 7.68          $875,416      2.06%    0.50% to 1.10%    39.74% to 40.57%
          2002                         52,845    4.24 to 5.40          $282,105      1.17%    0.50% to 1.10%    -18.66% to -18.15%
          2001                         28,194    5.18 to 6.62          $186,047      0.25%    0.50% to 1.10%    -27.50% to -27.04%
          2000                         11,179    7.10 to 9.11          $101,989      6.58%    0.50% to 1.10%    -29.43% to -29.00%

   Alger American Fund
    Growth Portfolio
          2004                        634,599   6.60 to 10.66        $4,216,027      0.00%    0.50% to 1.10%     4.39% to 6.60%
          2003                        359,201    6.31 to 7.74        $2,277,259      0.00%    0.50% to 1.10%    33.68% to 34.45%
          2002                        224,909    4.71 to 5.79        $1,061,218      0.04%    0.50% to 1.10%    -33.75% to -33.24%
          2001                        114,955    7.10 to 8.74          $817,449      0.23%    0.50% to 1.10%    -12.60% to -12.30%
          2000                          9,951    8.12 to 8.13           $80,823      0.00%    0.50% to 1.10%    -18.80% to -18.70%

    Mid-Cap Growth Portfolio
          2004                        723,046   9.24 to 11.16        $6,715,021      0.00%    0.50% to 1.10%    11.60% to 12.57%
          2003                        584,966    8.25 to 9.79        $4,841,496      0.00%    0.50% to 1.10%    46.12% to 47.01%
          2002                        282,007    5.63 to 6.70        $1,590,097      0.00%    0.50% to 1.10%    -30.28% to -29.88%
          2001                        162,453    8.06 to 9.61        $1,311,633      0.00%    0.50% to 1.10%    -7.36% to -3.90%
          2000                         27,232    8.70 to 8.71          $236,992      0.00%    0.50% to 1.10%    -13.00 to -12.90%

    Leveraged AllCap Portfolio
          2004                      1,006,994   5.87 to 10.76        $5,964,934      0.00%    0.50% to 1.10%     6.95% to 7.57%
          2003                        906,481    5.48 to 7.91        $4,995,171      0.00%    0.50% to 1.10%    33.16% to 34.06%
          2002                        686,579    4.10 to 5.94        $2,830,287      0.01%    0.50% to 1.10%    -34.58% to -34.29%
          2001                        307,177    6.26 to 9.08        $1,935,789      0.00%    0.50% to 1.10%    -16.76% to -9.20%
          2000                         83,262    7.52 to 7.53          $625,949      0.00%    0.50% to 1.10%    -24.80% to -24.70%

    Small Capitalization Portfolio
          2004                        905,593   6.63 to 11.08        $6,058,125      0.00%    0.50% to 1.10%    10.80% to 16.01%
          2003                        513,117    5.74 to 8.90        $2,972,490      0.00%    0.50% to 1.10%    40.60% to 41.71%
          2002                        201,854    4.07 to 6.33          $827,703      0.00%    0.50% to 1.10%    -26.99% to -26.65%
          2001                         47,786    5.56 to 8.67          $270,350      0.04%    0.50% to 1.10%    -30.15% to -13.30%
          2000                          4,166    7.96 to 7.97           $33,163      0.00%    0.50% to 1.10%    -20.40% to -20.30%

   AIM Variable Insurance Funds
    Financial Services Fund
          2004                         92,159   10.75 to 11.73       $1,069,179      0.83%    0.50% to 1.10%     7.45% to 8.11%
          2003                         60,189   10.74 to 10.85         $648,768      0.26%    0.50% to 1.10%    28.16% to 29.01%
          2002                         34,167    8.38 to 8.41          $286,647      1.31%    0.50% to 1.10%    -16.20% to -15.90%

    Health Sciences Fund
          2004                        100,763   10.20 to 11.13       $1,109,323      0.00%    0.50% to 1.10%     2.00% to 7.02%
          2003                         68,501   10.29 to 10.40         $707,641      0.00%    0.50% to 1.10%    26.41% to 27.14%
          2002                         22,372    8.14 to 8.18          $182,544      0.00%    0.50% to 1.10%    -18.60% to -18.20%

   LEVCO Series Trust
    Equity Value Fund
          2004                          1,329   10.55 to 11.14          $14,085      1.64%    0.50% to 1.10%    5.50% to 13.20%
          2003                          1,380   9.40 to 10.31           $12,694      2.24%    0.50% to 1.10%    27.51% to 27.97%
          2002                          4,581    7.37 to 7.40           $33,802      0.00%    0.50% to 1.10%    -26.30% to -26.00%

   Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund
          2004                        112,843   12.47 to 15.27       $1,703,910      0.21%    0.50% to 1.10%    22.59% to 24.70%
          2003                         56,437   12.30 to 12.43         $694,771      0.36%    0.50% to 1.10%    43.56% to 44.29%
          2002                         26,804    8.54 to 8.58          $229,300      0.00%    0.50% to 1.10%    -14.60% to -14.20%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
          2004                        141,597   10.36 to 10.60       $2,070,736      1.73%    0.50% to 1.10%     3.75% to 4.43%
          2003                         51,475   10.12 to 10.16         $521,769      1.10%    0.50% to 1.10%     5.00% to 5.40%

    Low Duration Portfolio
          2004                         66,544   10.06 to 10.16         $673,026      0.98%    0.50% to 1.10%     0.60% to 1.40%
          2003                         29,340   9.99 to 10.03          $293,568      0.25%    0.50% to 1.10%     -.10% to .20%

    High Yield Portfolio
          2004                        196,446   10.84 to 11.92         $806,118      5.89%    0.50% to 1.10%     8.36% to 8.96%
          2003                         25,570   10.90 to 14.21         $280,287      6.71%    0.50% to 1.10%     1.20% to 1.60%

    Real Return Portfolio
          2004                         67,958   10.71 to 11.43       $1,595,134      0.79%    0.50% to 1.10%     7.10% to 8.35%
          2003                         30,621   10.50 to 10.54         $321,957      0.37%    0.50% to 1.10%     8.90% to 9.40%



* The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.


** The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage of change from inception to the end of the period.

                       VARIABLE EXECUTIVE UNIVERSAL LIFE 2
            Flexible Premium Variable Universal Life Insurance Policy
                                    Issued By
                     Midland National Life Insurance Company

                    One Midland Plaza o Sioux Falls, SD 57193
             (605) 335-5700 o (telephone) (800) 272-1642 (toll free
                                telephone number)

               (605) 373-8557 (facsimile for transaction requests)
                 o (605) 335-3621 (facsimile for administrative
                   requests) through the Midland National Life
                               Separate Account A

Variable Executive Universal Life 2 (the "policy") provides a life insurance policy issued by Midland National Life Insurance Company. Variable Executive Universal Life 2:

      o provides insurance coverage with flexibility in death benefits and premiums;

      o pays a death benefit if the Insured person dies while the policy is still inforce;

      o can provide substantial policy fund build-up on a tax-deferred basis. However, there is no guaranteed policy fund for amounts You allocate to the investment divisions. You bear the risk of poor investment performance for those amounts.

      o lets You borrow against Your policy, withdraw part of the net cash surrender value, or completely surrender Your policy. There may be tax consequences to these transactions. Loans and withdrawals affect the policy fund, and may affect the death benefit.

After the first premium, You may decide how much Your premiums will be and how often You wish to pay them, within limits. You may also increase or decrease the amount of insurance protection, within limits.

Depending on the amount of premiums paid, this may or may not be a Modified Endowment Contract (MEC). If it is a MEC, then loans and withdrawals may have adverse tax consequences.

You have a limited right to examine Your policy and return it to Us for a refund.
You may allocate Your policy fund to Our General Account and up to ten investment divisions. Each division invests in a specified mutual fund portfolio. The mutual fund portfolios are part of the following series funds or trusts:


1.        AIM Variable Insurance Funds1
2.        Alger American Fund,

3.        American Century Variable Portfolios, Inc.,
4.        Fidelity's Variable Insurance Products Fund,


5.        Lord Abbett Series Fund, Inc.,
6.        MFS(R)Variable Insurance Trusts,
7.        PIMCO Variable Insurance Trust,  and
8.        Van Eck Worldwide Insurance Trust
1Formerly INVESCO Variable Investment Funds, Inc.


You can choose among the thirty-seven investment divisions listed on the next page.

Your policy fund in the investment divisions will increase or decrease based on investment performance. You bear this risk. You could lose the amount You invest and lose Your insurance coverage due to poor investment performance. No one insures or guarantees any of these investments. Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                   May 1, 2005

                     SEPARATE ACCOUNT INVESTMENT PORTFOLIOS


--------------------------------------------------------------- ------------------------------------------------------------


AIM V.I. Financial Services Fund1                               Fidelity VIP Investment Grade Bond Portfolio

--------------------------------------------------------------- ------------------------------------------------------------


AIM V.I. Health Sciences Fund2                                  Fidelity VIP MidCap Portfolio

--------------------------------------------------------------- ------------------------------------------------------------

Alger American Growth Portfolio                                 Fidelity VIP Money Market Portfolio
--------------------------------------------------------------- ------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                       Fidelity VIP Overseas Portfolio
--------------------------------------------------------------- ------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio
--------------------------------------------------------------- ------------------------------------------------------------

Alger American Small Capitalization Portfolio
--------------------------------------------------------------- ------------------------------------------------------------


American Century VP Balanced Fund                               Lord Abbett Series Fund, Inc. Growth & Income Portfolio

--------------------------------------------------------------- ------------------------------------------------------------


American Century VP Capital Appreciation Fund                   Lord Abbett Series Fund, Inc. International Portfolio

--------------------------------------------------------------- ------------------------------------------------------------


American Century VP Income & Growth Fund                        Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio

--------------------------------------------------------------- ------------------------------------------------------------


American Century VP International Fund                          MFS VIT Emerging Growth Series

--------------------------------------------------------------- ------------------------------------------------------------


American Century VP Value Fund                                  MFS VIT Investors Trust Series

--------------------------------------------------------------- ------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                            MFS VIT New Discovery Series
--------------------------------------------------------------- ------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                    MFS VIT Research Series
--------------------------------------------------------------- ------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                 PIMCO VIT High Yield Portfolio
--------------------------------------------------------------- ------------------------------------------------------------

Fidelity VIP Contrafund(R)Portfolio                              PIMCO VIT Low Duration Portfolio
--------------------------------------------------------------- ------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                            PIMCO VIT Real Return Portfolio
--------------------------------------------------------------- ------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                          PIMCO VIT Total Return Portfolio
--------------------------------------------------------------- ------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                     Van Eck Worldwide Hard Assets Fund
--------------------------------------------------------------- ------------------------------------------------------------

Fidelity VIP Growth Portfolio
--------------------------------------------------------------- ------------------------------------------------------------

Fidelity VIP High Income Portfolio
--------------------------------------------------------------- ------------------------------------------------------------

Fidelity VIP Index 500 Portfolio
--------------------------------------------------------------- ------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2FormerlyINVESCO VIF-Health Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed
AIM V.I. Global Health Care Fund)


This prospectus generally describes only the variable portion of the policy, except where the General Account is specifically mentioned.

Buying this policy might not be a good way of replacing Your existing insurance or adding more insurance if You already own a flexible premium variable life insurance policy.

You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the funds.

                                TABLE OF CONTENTS


POLICY BENEFITS / RISKS SUMMARY.......................................................................................11
      POLICY BENEFITS.................................................................................................11
            Death Benefits............................................................................................11
            Flexible Premium Payments.................................................................................11
            Minimum Premium Benefit...................................................................................12
            Benefits of the Policy Fund...............................................................................12
            Tax Benefits..............................................................................................12
            Additional Benefits.......................................................................................13
            Your Right to Examine This Policy.........................................................................13
      POLICY RISKS....................................................................................................13
            Investment Risk...........................................................................................13
            Surrender Charge Risk.....................................................................................14
            Withdrawing Money.........................................................................................14
            Risk of Lapse.............................................................................................14
            Tax Risks.................................................................................................15
            Risk of Increases in Charges..............................................................................15
            Portfolio Risks...........................................................................................16
FEE TABLE.............................................................................................................16
SUMMARY OF VARIABLE EXECUTIVE UNIVERSAL LIFE 2........................................................................20
      DEATH BENEFIT OPTIONS...........................................................................................20
      FLEXIBLE PREMIUM PAYMENTS.......................................................................................21
      INVESTMENT CHOICES..............................................................................................21
      YOUR POLICY FUND................................................................................................22
            Transfers.................................................................................................22
            Policy Loans..............................................................................................22
            Withdrawing Money.........................................................................................23
            Surrendering Your Policy..................................................................................23
      DEDUCTIONS AND CHARGES..........................................................................................23
            Deductions From Your Premiums.............................................................................23
            Deductions From Your Policy Fund..........................................................................23
            Surrender Charge..........................................................................................24
      ADDITIONAL INFORMATION ABOUT THE POLICIES.......................................................................24
            Your Policy Can Lapse.....................................................................................24
            Correspondence and Inquiries..............................................................................25
            State Variations..........................................................................................26
            Tax-Free "Section 1035" Exchanges.........................................................................26
DETAILED INFORMATION ABOUT VARIABLE EXECUTIVE UNIVERSAL LIFE 2........................................................26
      INSURANCE FEATURES..............................................................................................26
            How the Policies Differ From Whole Life Insurance.........................................................26
            Application for Insurance.................................................................................26
            Death Benefit.............................................................................................27
            Notice and Proof of Death.................................................................................28
            Payment of Death Benefits.................................................................................28
            Maturity Benefit..........................................................................................28
            Changes In Variable Executive Universal Life 2............................................................28
            Changing The Face Amount of Insurance.....................................................................28
            Changing Your Death Benefit Option........................................................................29
            When Policy Changes Go Into Effect........................................................................30
            Flexible Premium Payments.................................................................................30
            Allocation of Premiums....................................................................................31
            Additional Benefits.......................................................................................32
      SEPARATE ACCOUNT INVESTMENTCHOICES..............................................................................37
            Our Separate Account And Its Investment Divisions.........................................................37
            The Funds.................................................................................................37
            Investment Policies Of The Portfolios.....................................................................37
            Effects of Market Timing..................................................................................43
            Charges In The Funds......................................................................................43
      USING YOUR POLICY FUND..........................................................................................43
            The Policy Fund...........................................................................................43
            Amounts In Our Separate Account...........................................................................44
            How We Determine The Accumulation Unit Value..............................................................44
            Policy Fund Transactions..................................................................................45
            Transfers Of Policy Fund..................................................................................45
            Transfer Limitations......................................................................................46
            Dollar Cost Averaging.....................................................................................48
            Portfolio Rebalancing.....................................................................................49
            Policy Loans..............................................................................................49
            Withdrawing Money From Your Policy Fund...................................................................50
            Surrendering Your Policy..................................................................................51
      THE GENERAL ACCOUNT.............................................................................................52
      DEDUCTIONS AND CHARGES..........................................................................................53
            Deductions From Your Premiums.............................................................................53
            Charges Against The Separate Account......................................................................53
            Monthly Deductions From Your Policy Fund..................................................................54
            Transaction Charges.......................................................................................55
            How Policy Fund Charges Are Allocated.....................................................................56
            Loan Charge...............................................................................................56
            Surrender Charge..........................................................................................56
            Portfolio Expenses........................................................................................58
TAX EFFECTS...........................................................................................................58
      INTRODUCTION....................................................................................................58
      TAX STAUS OF THE POLICY.........................................................................................58
      TAX TREATMENT OF POLICY BENEFITS................................................................................59
            In General................................................................................................59
            Modified Endowment Contracts (MEC)........................................................................59
            Distributions Other Than Death Benefits from Modified Endowment Contracts.................................60
            Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts...........60
            Investment in the Policy..................................................................................60
            Policy Loans..............................................................................................60
            Treatment of the Benefit Extension Rider..................................................................61
            Withholding...............................................................................................61
            Multiple Policies.........................................................................................62
            Continuation of Policy Beyond Age 100.....................................................................62
            Living Needs Rider........................................................................................62
            Business Uses of Policy...................................................................................62
            Split-Dollar Arrangements.................................................................................62
            Alternative Minimum Tax...................................................................................63
            Estate, Gift and Generation-Skipping Transfer Tax Considerations..........................................63
            Economic Growth and Tax Relief Reconciliation Act of 2001.................................................63
            Possible Tax Law Changes..................................................................................64
            Our Income Taxes..........................................................................................64
ADDITIONAL INFORMATION ABOUT THE POLICIES.............................................................................64
      YOUR RIGHT TO EXAMINE THIS POLICY...............................................................................64
      YOUR POLICY CAN LAPSE...........................................................................................65
      POLICY PERIODS AND ANNIVERSARIES................................................................................65
      MATURITY DATE...................................................................................................65
      YOU MAY REINSTATE YOUR POLICY...................................................................................66
      WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT.......................................................................66
      CHANGING THE SEPARATE ACCOUNT...................................................................................66
      LIMITS ON YOUR RIGHT TO CHALLENGE THE POLICY....................................................................67
      YOUR PAYMENT OPTIONS............................................................................................68
            Lump Sum Payments.........................................................................................68
            Optional Payment Methods..................................................................................68
      YOUR BENEFICIARY................................................................................................70
      Assigning YOUR POLICY...........................................................................................70
      WHEN WE PAY PROCEEDS FORM THIS POLICY...........................................................................70
      CHANGE OF ADDRESS NOTIFICATION..................................................................................70
      YOUR VOTING RIGHTS AS AN OWNER..................................................................................71
      DISTRIBUTION OF THE POLICIES....................................................................................71
      LEGAL PROCEEDINGS...............................................................................................73
      FINANCIAL STATEMENTS............................................................................................73
DEFINITIONS...........................................................................................................74
APPENDIX A............................................................................................................76


                         POLICY BENEFITS / RISKS SUMMARY

In this prospectus "We", "Our", "Us", "Midland National", and "Company" mean Midland National Life Insurance Company. "You" and "Your" mean the owner of the policy. We refer to the person who is covered by the policy as the "Insured" or "Insured Person", because the Insured person and the owner may not be the same.


There is a list of definitions at the end of this prospectus, explaining many words and phrases used here and in the actual insurance policy. In this prospectus, these words and phrases are generally in bold-face type.


The summary describes the policy's risks and benefits. The detailed information appearing later in this prospectus further explains the following Policy Benefits/Risks Summary. This summary must be read along with that detailed information. Unless otherwise indicated, the description of the policy in this prospectus assumes that the policy is inforce and that there is no outstanding policy loan.

POLICY BENEFITS

Death Benefits
Variable Executive Universal Life 2 provides life insurance on the Insured person. If the policy is inforce We will pay a death benefit when the Insured person dies. You can choose between two death benefit options:

      o Option 1: death benefit equals the face amount ("Specified Amount") of the insurance policy. This is sometimes called a "level" death benefit.

      o Option 2: death benefit equals the face amount plus the policy fund. This is sometimes called a "variable" death benefit.


The death benefit may be even greater in some circumstances. See "Death Benefit" on page 27.


We deduct any outstanding loans and unpaid charges before paying any benefits. The beneficiary can take the death benefit in a lump sum or under a variety of payment plans.

You may change the death benefit option You have chosen. You may also increase or decrease the face amount of Your policy, within certain limits.


The minimum face amount is $150,000.


Flexible Premium Payments

You may pay premiums whenever and in whatever amount You want, within certain limits. We require an initial minimum premium at issue, which is at least equal to one month's minimum premium. The minimum premium is based on the policy's face amount and the Insured person's age, sex and underwriting class. We are not required to accept any premium or a premium payment of less than $50.00; however under Midland National's current Company practice, if paid by monthly bank draft, We will accept a payment as low as $30.00. See "Flexible Premium Payments" on page 30.


Minimum Premium Benefit

During the minimum premium period, Your policy will remain inforce as long as You meet the applicable minimum premium requirements. See "Premium Provisions During The Minimum Premium Period" on page 31.


Benefits of the Policy Fund

o Withdrawing Money from Your Policy Fund. You may make a partial withdrawal from Your policy fund. The current minimum withdrawal amount is $200. See "Withdrawing Money From Your Policy Fund" on page
          50. The maximum partial withdrawal You can make is 50% of Your net cash surrender value (that is Your policy fund minus loan outstanding minus surrender charge) in any policy year. There may be tax consequences for making a partial withdrawal.
o Surrendering Your Policy. You can surrender Your policy for cash and then We will pay You the net cash surrender value. The net cash surrender value is the policy fund minus any surrender charge and minus any outstanding policy loan. There may be tax consequences for surrendering Your policy. See "Surrendering Your Policy" on page 51.
o Policy Loans. You may borrow up to 92% of Your cash surrender value (the policy fund less the surrender charge) minus any policy debt. Your policy will be the sole security for the loan. Your policy states a minimum loan amount, usually $200. See "Policy Loans" on page 49. Policy loan interest is not tax deductible on policies owned by an individual. There may be federal tax consequences for taking a policy loan. See "TAX EFFECTS" on page 58.
o Transfers of Policy Fund. You may transfer Your policy fund among the investment divisions and between the General Account and the various investment divisions. Currently, We allow an unlimited number of free transfers. We reserve the right to charge a $25 fee for each transfer after the 12th in a policy year. We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific policy owners. There are additional limitations on transfers to and from the General Account. See "Transfers Of Policy Fund" on page 45.
o Dollar Cost Averaging ("DCA"). The DCA program enables You to make scheduled monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions. The minimum monthly amount to be transferred using DCA is $200. See "Dollar Cost Averaging" on page 48.
o Portfolio Rebalancing. The Portfolio Rebalancing Option allows policyowners, who are not participating in a DCA program, to have Us automatically reset the percentage of policy fund allocated to each investment division to a pre-set level. At each policy anniversary, We will transfer amounts needed to "balance" the policy fund to the specified percentages selected by You. See "Portfolio Rebalancing" on page 49.


Tax Benefits
We intend for the policy to satisfy the definition of life insurance under the definition of life insurance under the Internal Revenue Code. Therefore, the death benefit generally should be excludable from the gross income of its recipient. Similarly, You should not be deemed to be in constructive receipt of the policy value (the policy fund), and therefore should not be taxed on increases in the policy fund until You take out a loan or withdrawal, surrender the policy, or We pay the maturity benefit. In addition, transfers of policy fund (among investment divisions and between the General Account and the various investment divisions) are not taxable transactions.


See "Tax Risks" on page 15 and "TAX EFFECTS" on page 58. You should consult with and rely upon a qualified tax advisor for assistance in all policy related tax matters.


Additional Benefits
Your policy may have one or more supplemental benefits that are options or attached by rider to the policy. Each benefit is subject to its own requirements as to eligibility and additional cost.

The additional benefits that may be available to You are:


o   Waiver of Charges Rider                     o    Family Life Insurance Rider
o   Flexible Disability Benefit Rider           o    Additional Insured Rider
o   Accidental Death Benefit Rider              o    Living Needs Rider
o   Children's Insurance Rider                  o    Extended Maturity Option
o   Guaranteed Insurability Rider
                                                o    Benefit Extension Rider


Some of these benefits may have tax consequences and there are usually extra charges for them. Please consult Your tax advisor before selecting or exercising an additional benefit.

Your Right to Examine This Policy

For a limited period of time, as specified in Your policy, You have a right to examine and cancel the policy for any reason. See "YOUR RIGHT TO EXAMINE THIS POLICY" on page 64.


POLICY RISKS

Investment Risk

Your policy fund in the investment divisions will increase or decrease based on investment performance of the underlying portfolios. You bear this risk. During times of declining investment performance, the deduction of charges based on the net amount at risk could accelerate and further reduce Your policy fund in the investment divisions and the General Account. If You allocate net premium to the General Account, then We credit Your policy fund in the General Account with a declared rate of interest. You assume the risk that the interest rate on the General Account may decrease, although, it will never be lower than a guaranteed minimum annual effective rate of 3.5%. No one insures or guarantees any of the policy value in the investments divisions. Separate prospectuses describe the investment objectives, policies, and risks of the portfolios. You should purchase the policy only if You have the financial ability to keep it inforce for a substantial period of time. You should not purchase the policy if You intend to surrender all or part of the policy value in the near future.


This policy is not suitable as a short-term investment.


Surrender Charge Risk
If You surrender Your policy for its net cash surrender value or let Your policy lapse during the surrender charge period, We will deduct a surrender charge. The surrender charge period lasts for the first 10 policy years after the date of issue or increase in face amount. It is possible that You will receive no net cash surrender value if You surrender Your policy, especially in the first few policy years. See "Surrender Charge" on page 24. Taxes and a tax penalty may apply.

Withdrawing Money
If You make a partial withdrawal, We will deduct a withdrawal charge if You make more than one withdrawal in any given policy year. The maximum partial withdrawal You can make in any policy year is 50% of the net cash surrender value. Taxes and a tax penalty may apply.


Risk of Lapse
Your policy can lapse if the net cash surrender value is not sufficient to pay the monthly deductions.


      o Planned Premium. You choose a planned periodic premium. But payment of the planned premiums may not ensure that Your policy will remain inforce. Additional premiums may be required to keep Your policy from lapsing. You need not pay premiums according to the planned schedule. Whether Your policy lapses or remains inforce can depend on the amount of Your policy fund (less any policy debt and surrender charge). The policy fund, in turn, depends on the investment performance of the investment divisions You select. (The policy fund also depends on the premiums You pay and the charges We deduct.) However, You can ensure that Your policy stays inforce during the minimum premium period by paying premiums equal to those required to meet the accumulated minimum premium requirements described in "Premium Provisions During The Minimum Premium Period" on page 31.


            Nevertheless, the policy can lapse (1) during the minimum premium period if You do not meet the minimum premium requirements and (2) after the minimum premium period no matter how much You pay in premiums, if the net cash surrender value is insufficient to pay the monthly deductions (subject to the grace period). See "YOUR POLICY CAN LAPSE" on page 65.

      o Policy Loans. Your loan may affect whether Your policy remains inforce. If Your loan lowers the value of Your policy fund to a point where the monthly deductions are greater than Your policy's net cash surrender value, then the policy's lapse provision may apply. Your policy may lapse because the loaned amount cannot be used to cover the monthly deductions that are taken. For more details see "Policy Loans" on page 60. Taxes and a tax penalty may apply.

      o Surrender charge Period. If You allow Your policy to lapse during the surrender charge period, We will deduct a surrender charge.


Tax Risks
In order to qualify as a life insurance policy for Federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under Federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, We believe that a policy issued on a standard rate class basis should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a substandard basis and it is not clear whether such policies will in all cases satisfy the applicable requirements, particularly if You pay the full amount of premiums under the policy.

Depending on the total amount of premiums You pay, the policy may be treated as a modified endowment contract under federal tax laws. If a policy is treated as a modified endowment contract, then surrenders, withdrawals, and loans under the policy will be taxable as ordinary income to the extent there are earnings in the policy. In addition, a 10% penalty tax may be imposed on surrenders, withdrawals, and loans taken before You reach age 59 1/2. If the policy is not a modified endowment contract, then distributions generally will be treated first as a return of basis or investment in the policy and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a policy that is not a modified endowment contract are subject to the 10% penalty tax.


This policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the policy without allowing the policy to lapse. The aim of this strategy is to continue borrowing from the policy until its policy fund is just enough to pay off the policy loans that have been taken out and then relying on the Benefit Extension Rider to keep the policy in force until the death of the insured. Anyone contemplating taking advantage of this strategy should be aware that it involves several risks. First, if the death benefit under the Benefit Extension Rider is lower than the policy's original death benefit, then the policy might become a MEC which could result in a significant tax liability attributable to the balance of any policy debt. Second, this strategy will fail to achieve its goal if the policy is a MEC or becomes a MEC after the periodic borrowing begins. Third, this strategy has not been ruled on by the Internal Revenue Service (the "IRS") or the courts and it may be subject to challenge by the IRS, since it is possible that loans under this policy may be treated as taxable distributions when the rider causes the policy to be converted to a fixed policy. In that event, assuming policy loans have not already been subject to tax as distributions, a significant tax liability could arise. Anyone considering using the policy as a source of tax-free income by taking out policy loans should, before purchasing the policy, consult with and rely on a competent tax advisor about the tax risks inherent in such a strategy.

See "TAX EFFECTS" on page 58. You should consult a qualified tax advisor for assistance in all policy-related tax matters.


Risk of Increases in Charges

Certain fees and charges assessed against the policy are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum level. If fees and charges are increased, the risk that the policy will lapse increases and You may have to increase the premiums to keep the policy inforce.

Portfolio Risks
A comprehensive discussion of the risks of each portfolio may be found in each portfolio's prospectus. Please refer to the portfolios' prospectuses for more information.

There is no assurance that any portfolio will achieve its stated investment objective.

                                                       FEE TABLE

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the policy.  The first table describes the fees and expenses that You will pay at the time You make premium payments, take cash withdrawals, surrender the policy, exercise certain riders or transfer policy funds between investment divisions.

-----------------------------------------------------------------------------------------------------------------------------------
                                                         Transaction Fees
-----------------------------------------------------------------------------------------------------------------------------------
Charge                                 When Charge Is Deducted       Amount Deductedi
                                                                     --------------------------------------------------------------
                                                                     Maximum Guaranteed            Current Charge
                                                                     Charge
-----------------------------------------------------------------------------------------------------------------------------------
Premium Loads
-----------------------------------------------------------------------------------------------------------------------------------
Premium Charge                         Upon receipt of a premium     5.0% of each premium          5.0% of each premium
                                       payment.                      payment in all policy years.  payment received in policy
                                                                                                   years 1 through 15; zero
                                                                                                   thereafter.
                                       --------------------------------------------------------------------------------------------
Civil Service Allotment Service        Upon receipt of a premium     $0.46 from each bi-weekly     $0.46 from each bi-weekly
Charge                                 payment where Civil Service   premium payment.              premium payment.
                                       Allotment is chosen.
-----------------------------------------------------------------------------------------------------------------------------------
Surrender chargeii                     At the time of surrender or   $8.00 up to $52.50 in the     $8.00 up to $52.50 in the
(Deferred Sales Charge)                lapse that occurs (a) during  first policy year per $1,000  first policy year per $1,000
                                       the first 10 policy years, or of specified face amountiii   of specified face amount.iii
Minimum and Maximum                    (b) during the first 10
                                       policy years following any
                                       increase in face amount.

Charge for a male Insured issue age    At the time of surrender,     $22.00 per $1,000 of face     $22.00 per $1,000 of face
40 in the nonsmoker premium class in   lapse that occurs (a) during  amount.                       amount.
the first policy year                  the first 10 policy years, or
                                       (b) during the first 10
                                       policy years following any
                                       increase in face amount.
-----------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Charge              Upon partial withdrawal.      Lesser of $25 or 2% of        Lesser of $25 or 2% of the
                                                                     amount withdrawn on any       amount withdrawn on any
                                                                     withdrawal after the first    withdrawal after the first one
                                                                     one in any policy year.       in any policy year.
                                       --------------------------------------------------------------------------------------------
Transfer Fees                          Upon transfer of any money    $25 on each transfer after    $0 on all transfers.
                                       from the investment           the 12th transfer in any one
                                       divisions or the General      policy year.
                                       Account.

-----------------------------------------------------------------------------------------------------------------------------------
Optional Rider Charges
-----------------------------------------------------------------------------------------------------------------------------------

Living Needs Rider                     At the time a benefit is paid $500.00                       $200.00iv
                                       out.


-----------------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that You will pay periodically during the time that You own the policy, not including mutual fund portfolio fees and expenses.

-----------------------------------------------------------------------------------------------------------------------------------
                        Periodic Fees Related to Owning the Policy Other than portfolio Operating Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Charge                                 When Charge Is Deducted                             Amount Deductedi
                                                                     --------------------------------------------------------------
                                                                     Maximum Guaranteed       Current Charge
                                                                     Charge
-----------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance Deductionv           On the policy date and on     $0.06 up to $83.33 per   $0.05 up to $27.94 per $1,000 of
                                       every monthly anniversary.    $1,000 of net amount at  net amount at risk per month.
Minimum and Maximum                                                  riskvi  per month.

Charges for a male Insured issue age   On the policy date and on     $0.20 per $1,000 of net  $0.13 per $1,000 of net amount at
40 in the nonsmoker premium class in   every monthly anniversary.    amount at risk per       risk per month.
the first policy year.                                               month.
-----------------------------------------------------------------------------------------------------------------------------------
Expense Charge                         On the policy date and on     $6 per month in all      $6 per month in all policy years.
                                       every monthly anniversary.    policy years.
-----------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk             On each day the policy        Annual rate of 0.90% of  Annual rate of 0.90%  of the policy
Charge                                 remains inforce.              the policy Separate      Separate Account assets in
                                                                     Account assets in all    policy years 1 - 10 and 0.25%
                                                                     policy years.            thereafter.
-----------------------------------------------------------------------------------------------------------------------------------

Loan Interest Spreadvii                On policy anniversary or      4.50% (annually) in      2.00% (annually) in policy years
                                       earlier, as applicable.viii   policy years 1-10; in    1-10; in policy years thereafter,

                                                                     policy years thereafter, it is 0.00% (annually) on loans of
                                                                     it is 0.00% (annually)   earnings and 2.00% on everything
                                                                     on loans of earnings     else. vii
                                                                     and 4.50% on
                                                                     everything else. vii
-----------------------------------------------------------------------------------------------------------------------------------

Optional Rider Chargesix

-----------------------------------------------------------------------------------------------------------------------------------
Accidental Death Benefit Rider         On rider policy date and      $0.03 up to $0.09 per    $0.03 up to $0.09 per month per
                                       each monthly anniversary      month per $1,000 of      $1,000 of accidental death benefit
Minimum and Maximum                    thereafter.                   accidental death         selected.
                                                                     benefit selected.

Charge for a male Insured attained     On rider policy date and      $0.08 per month per      $0.08 per month per $1,000 of
age 40 in the nonsmoker premium        each monthly anniversary      $1,000 of accidental     accidental death benefit.
class in the first policy year         thereafter.                   death benefit.
following the rider policy date
-----------------------------------------------------------------------------------------------------------------------------------
Additional Insured Rider               On rider policy date and      $0.06 up to $83.33 per   $0.05 up to $27.94 per $1,000 per
                                       each monthly anniversary      month per $1,000 of      month of Additional Insured Rider
Minimum and Maximum                    thereafter.                   Additional Insured Rider death benefit selected.
                                                                     death benefit selected.

Charge for a female Insured attained   On rider policy date and      $0.18 per month per      $0.10 per month per $1,000 of
age 40 in the nonsmoker premium        each monthly anniversary      $1,000 of Additional     Additional Insured Rider death
class in the first policy year         thereafter.                   Insured Rider death      benefit.
following the rider policy date.                                     benefit.
-----------------------------------------------------------------------------------------------------------------------------------
Children's Insurance Rider             On rider policy date and      $0.52 per month per      $0.52 per month per $1,000 of
                                       each monthly anniversary      $1,000 of Children's     Children's Insurance benefit.
                                       thereafter.                   Insurance benefit. x
-----------------------------------------------------------------------------------------------------------------------------------
Family Insurance Rider                 On rider policy date and      $1.72 per month per      $1.72 per month per unit of Family
                                       each monthly anniversary      unit of Family Insurance Insurance Rider.
                                       thereafter.                   Rider.xi
-----------------------------------------------------------------------------------------------------------------------------------
Flexible Disability Benefit Rider      On rider policy date and      $0.27 up to $0.80 per    $0.27 up to $0.80 per month per
                                       each monthly anniversary      month per $10 of         $10 of monthly benefit.
Minimum and Maximum                    thereafter until the policy   monthly benefit.
                                       anniversary on which the
                                       Insured reaches attained
                                       age 60.

Charge for a male Insured issue age    On rider policy date and      $0.50 per month per      $0.50 per month per $10 of
40 in the nonsmoker premium class.     each monthly anniversary      $10 of monthly benefit.  monthly benefit.
                                       thereafter until the policy
                                       anniversary on which the
                                       Insured reaches attained
                                       age 60.
-----------------------------------------------------------------------------------------------------------------------------------
Guaranteed Insurability Rider          On rider policy date and      $0.05 up to $0.17 per    $0.05 up to $0.17 per $1,000 of
                                       each monthly anniversary      month per $1,000 of      Guaranteed Insurability benefit
Minimum and Maximum                    thereafter.                   Guaranteed Insurability  elected.
                                                                     benefit elected.

Charge for a male Insured issue age    On rider policy date and      $0.13 per month per      $0.13 per month per $1,000 of
30 in the nonsmoker premium class      each monthly anniversary      $1,000 of Guaranteed     Guaranteed Insurability benefit
                                       thereafter.                   Insurability benefit     elected.
                                                                     elected.
-----------------------------------------------------------------------------------------------------------------------------------
Waiver of Charges Rider                On rider policy date and      $0.01 up to $0.12 per    $0.01 up to $0.12 per month per
                                       each monthly anniversary      month per $1,000 of      $1,000 of face amount.
Minimum and Maximum                    thereafter.                   face amount.

Charge for a male Insured issue age    On rider policy date and      $0.02 per month per      $0.02 per month per $1,000 of
40 in the nonsmoker premium class in   each monthly anniversary      $1,000 of face amount.   face amount.
the first policy year                  thereafter.
-----------------------------------------------------------------------------------------------------------------------------------

i Some of these charges are rounded off in accordance with regulations of the U.S. Securities and Exchange Commission. Actual charges may be somewhat higher or lower.

iiThe surrender charge varies based upon the sex, issue age, and rating class of the Insured person on the issue date. The surrender charges shown in the table may not be representative of the charges that You will pay. Your policy's data page will indicate the surrender charge applicable to Your policy. For more detailed information concerning Your surrender charges, please contact Our Executive Office.

iii These charges decrease gradually in policy years 2 through 10 to $0.00 for policy years 11 and thereafter. An increase in face amount establishes a new surrender charge schedule for the amount of the increase in face amount based upon the attained age and rating class at the time the face amount increase becomes effective.


iv Currently, We charge an administrative fee of $200 at the time benefits are paid from this rider. We reserve the right to increase this fee

v The cost of insurance rate varies based upon the sex, attained age, and rating class of the Insured person at the time of the charge. The cost of insurance deductions shown in the table may not be representative of the charges that You will pay. Your policy's data page will indicate the cost of insurance deduction applicable to Your policy. For more detailed information concerning Your cost of insurance deductions, please contact Our Executive Office.

vi As of any monthly anniversary, the net amount at risk is the death benefit less the policy fund (after all deductions for that monthly anniversary, except the cost of insurance deduction).

viiThe Loan Interest Spread is the difference between the amount of interest We charge You for a loan (guaranteed not to exceed a maximum of 8.00% annually) and the amount of interest We credit to the amount in Your loan account (which is 3.50% annually).

viii While a policy loan is outstanding, loan interest is charged in arrears on each policy anniversary or, if earlier, on the date of loan repayment, policy lapse, surrender, policy termination, or the Insured's death. The "earnings" are equal to the policy fund less the premiums paid.

ixCharges for these riders may vary based on the policy duration, Insured's issue or attained age, sex, risk class, and benefit amount. Charges based on attained age may increase as the Insured ages. The rider charges shown in the table may not be typical of the charges You will pay. Your policy's specification page will indicate the rider charges applicable to Your policy, and more detailed information concerning these rider charges is available upon request from Our Executive Office.

xRegardless of the number of children or their age, up to age 21

xi Regardless of the number of children or their age, up to age 21, or the age of the spouse. A unit of coverage provides for a decreasing term insurance benefit for the spouse that is shown in the rider form You receive with Your policy as well as $1,000 of term insurance for each of the Insured's children.


The next item shows the lowest and highest total operating expenses deducted from portfolio assets (before waiver or reimbursement) during the fiscal year ended December 31, 2004. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.


Total Annual Portfolio Operating Expenses:

------------------------------------------------------------------------- --------------------- ------ --------------------
                                                                          Lowest                       Highest
------------------------------------------------------------------------- --------------------- ------ --------------------

Total Annual Portfolio Operating Expenses 1 (total of all expenses               0.10%            -           3.45%
that are deducted from portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses)

------------------------------------------------------------------------- --------------------- ------ --------------------

Net Annual Portfolio Operating Expenses After Contractual                        0.10%            -           1.34%
Waivers and Reimbursements 2 (expenses that are deducted from portfolio assets, including management fees, 12b-1 fees and other expenses)

------------------------------------------------------------------------- --------------------- ------ --------------------

1 The portfolio expenses used to prepare this table were provided to Midland National by the funds or their fund managers. Midland National has not independently verified such information. The expenses reflect those incurred as of December 31, 2004. Current or future expenses may be greater or less than those shown.

2 The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements for the Lord Abbett International portfolio that requires a portfolio investment advisor to reimburse or waive certain portfolio expenses for the fiscal year ending December 31, 2005.


These fees and expenses are paid out of the assets of the portfolio companies. A comprehensive discussion of the risks, charges and expenses of each portfolio may be found in the portfolio Company's prospectus. You can obtain a current copy of the portfolio companies' prospectuses by contacting Us at:

                     Midland National Life Insurance Company
                                One Midland Plaza
                              Sioux Falls, SD 57193
                              Phone: (800) 272-1642
                                Fax: 605-335-3621


For information concerning compensation paid for the sale of the policies, see "DISTRIBUTION OF THE POLICIES" on page 71.



                 SUMMARY OF VARIABLE EXECUTIVE UNIVERSAL LIFE 2

DEATH BENEFIT OPTIONS

Variable Executive Universal Life 2 provides life insurance on the Insured person. If the policy is inforce, We will pay a death benefit when the Insured person dies. You can choose between two death benefit options:

      Option 1: death benefit equals the face amount of the insurance policy.
                This is sometimes called a "level" death benefit.

      Option 2: death benefit equals the face amount plus the policy fund. This is sometimes called a "variable" death benefit.


The death benefit may be even greater in some circumstances. See "Death Benefit" on page 27

We deduct any outstanding loans and unpaid charges before paying any benefits. The beneficiary can take the death benefit in a lump sum or under a variety of payment plans.

Whether Your policy lapses or remains inforce can depend on the amount of Your policy fund (less any outstanding loans and surrender charge). The policy fund, in turn, depends on the investment performance of the investment divisions You select. (The policy fund also depends on the premiums You pay and the charges We deduct.) However, during the minimum premium period, You can keep Your policy inforce by paying a certain amount of premiums.

The minimum face amount is $150,000.

You may change the death benefit option You have chosen. You may also increase or decrease the face amount of Your policy, within limits.

FLEXIBLE PREMIUM PAYMENTS

You may pay premiums whenever and in whatever amount You want, within certain limits. We are not required to accept any premium or a premium payment of less than $50.00; however under Midland National's current Company practice, if paid by monthly bank draft, We will accept a payment as low as $30.00.


You may choose a planned periodic premium. But payment of the planned premiums may not ensure that Your policy will remain inforce. Additional premiums may be required to keep Your policy from lapsing. You need not pay premiums according to the planned schedule. Whether Your policy lapses or remains inforce can depend on the amount of Your policy fund (less any outstanding loans and surrender charge). The policy fund, in turn, depends on the investment performance of the investment divisions You select. (The policy fund also depends on the premiums You pay and the charges We deduct.) However, You can ensure that Your policy stays inforce during the minimum premium period by paying premiums equal to those required to meet the accumulated minimum premium requirements described in "Premium Provisions During The Minimum Premium Period" on page 31.


INVESTMENT CHOICES

You may allocate Your policy fund to up to ten of the thirty-seven available investment divisions.


You bear the complete investment risk for all amounts allocated to any of these investment divisions. You may also allocate Your policy fund to Our General Account, where We guarantee the safety of principal and a minimum interest rate. See the "THE GENERAL ACCOUNT" on page 52. For more information, see "The Funds" on page 37.


YOUR POLICY FUND


Your policy fund begins with Your first premium payment. From Your premium We deduct a premium charge, any per premium expenses, and the first monthly deduction as described in the "Deductions From Your Premiums" section on page 23 and "Monthly Deductions From Your Policy Fund" on page 54. The balance of the premium is Your beginning policy fund.


Your policy fund reflects:

the amount and frequency of premium payments,

deductions for the cost of insurance, additional benefits and other charges,

the investment performance of Your chosen investment divisions, interest earned on amounts allocated to the General Account,

impact of loans, and

impact of partial withdrawals.


There is no guaranteed policy fund for amounts allocated to the investment divisions. See "The Policy Fund" on page 43.


Transfers

You may transfer Your policy fund among the investment divisions and between the General Account and the various investment divisions. We require a minimum amount for each transfer, usually $200. Currently, We allow an unlimited number of free transfers. We reserve the right to charge a $25 fee after the 12th transfer in a policy year. There are additional limitations on transfers to and from the General Account. See "Transfers Of Policy Fund" on page 45. Completed transfer requests received at Our Executive Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific policy owners.


Policy Loans

You may borrow up to 92% of Your cash surrender value (the policy fund less the surrender charge) minus any policy debt. Your policy will be the sole security for the loan. Your policy states a minimum loan amount, usually $200. Policy loan interest accrues daily at an annual adjusted rate. See "Policy Loans" on page 49. Policy loan interest is not tax deductible on policies owned by an individual. There may be federal tax consequences for taking a policy loan. See "Policy Loans" on page 60.


Withdrawing Money

You may make a partial withdrawal from Your policy fund. The current minimum withdrawal amount is $200. The maximum partial withdrawal You can make in any policy year is 50% of the net cash surrender value. The net cash surrender value is the policy fund minus any surrender charge minus any policy debt. Withdrawals are subject to other requirements. If You make more than one withdrawal in a policy year, then We deduct a service charge (no more than $25). See "Withdrawing Money From Your Policy Fund" on page 50. Withdrawals and surrenders may have negative tax effects. See "TAX EFFECTS" on page 58. Completed partial withdrawal requests received at Our Executive Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed partial withdrawal request after the close of regular trading on the New York Stock Exchange, We will process the partial withdrawal request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. Withdrawals are effected at unit values determined at the close of business on the day the withdrawal takes effect.


Surrendering Your Policy

You can surrender Your policy for cash and then We will pay You the net cash surrender value. A surrender charge will be deducted if You surrender Your policy or allow it to lapse during the surrender charge period. Taxes and a tax penalty may apply. See "Surrendering Your Policy" on page 51.


Completed surrender requests received at Our Executive Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

DEDUCTIONS AND CHARGES

Deductions From Your Premiums

For most policies We deduct a 5.00% premium charge from each premium payment. We currently intend to eliminate this charge after the 15th policy year. (This elimination is not guaranteed) This charge partially reimburses Us for the selling and distribution costs of this policy and for premium taxes We pay. If You elect to pay premiums by Civil Service Allotment, We also deduct a 46(cent) (forty-six cent) service charge from each premium payment. See "Deductions From Your Premiums" on page 53.


Deductions From Your Policy Fund
Certain amounts are deducted from Your policy fund each month. These are:

      o     an expense charge of $6.00

      o a cost of insurance deduction. The amount of this charge is based on the Insured person's attained age, sex, risk class, and the amount of insurance under Your policy; and

      o     charges for additional benefits.

In addition, We deduct fees when You make:

      o a partial withdrawal of net cash surrender value more than once in a policy year or


      o more than twelve transfers a year between investment divisions. (We currently waive this charge). See "Monthly Deductions From Your Policy Fund" on page 54.


We also deduct a daily charge at an annual rate of 0.90% of the assets in every investment division. We currently intend to reduce this charge to 0.25% after the 10th policy year. (This reduction is not guaranteed.) This charge is for certain mortality and expense risks.


Surrender Charge
We deduct a surrender charge only if You surrender Your policy for its net cash surrender value or let Your policy lapse during the first 10 policy years. If You keep this policy inforce for longer than 10 years, then You will not incur a surrender charge on the original face amount of insurance. As explained in the section entitled "Surrender Charge" on page 57 , a face amount increase will result in a new 10 year surrender charge period on the amount of the increase.


The surrender charge varies by the issue age, sex and class of the Insured at the time of issue. The per $1,000 of face amount surrender charge is highest in the first year of Your policy and decreases to $0.00 the surrender charge period (this period is 10 policy years after date of issue or an increase in face amount). For example, a male with an issue age of 35 and a class of preferred nonsmoker will have a first year surrender charge of $19.00 per $1,000 of face amount, but a male issue age 65 and a class of preferred nonsmoker will have a first year surrender charge of $50.00 per $1,000 of face amount. The maximum first year surrender charge for all issue ages, sexes and classes is $52.50 per $1,000 of face amount. The $52.50 per $1,000 surrender charge occurs for males issued at a smoker class with issue ages at 58 or older.


The surrender charge at the time of surrender is determined by multiplying the surrender charge listed in Your policy form, for the appropriate policy year, times the appropriate face amount of insurance and dividing by 1000. If You change Your face amount of insurance after Your policy is issued, the face amount used in the surrender charge calculation is the highest face amount which exists during the time from the issue to the time of surrender of Your policy. See "Error! Reference source not found." on page 24" for examples of the per $1,000 charge for various issue ages, sexes and classes.


ADDITIONAL INFORMATION ABOUT THE POLICIES

Your Policy Can Lapse

Your policy remains inforce if the net cash surrender value can pay the monthly deductions. In addition, during the minimum premium period, Your policy will remain inforce as long as You meet the applicable minimum premium requirements. However, the policy can lapse (1) during the minimum premium period if You do not meet the minimum premium requirement and (2) after the minimum premium period no matter how much You pay in premiums, if the net cash surrender value is insufficient to pay the monthly deductions (subject to the grace period). See "YOUR POLICY CAN LAPSE" on page 65.


Correspondence and Inquiries
You can write to Us at Our Executive Office to pay premiums, send correspondence or take any other action, such as transfers between investment divisions, or changes in face amount, regarding Your policy. Our Executive Office is located at:

                     Midland National Life Insurance Company
                                One Midland Plaza
                              Sioux Falls, SD 57193


You may send correspondence and transaction requests to Us at Our Executive Office. If You are submitting an administrative request, please fax it to (605) 335-3621. Any administrative requests sent to another number may not be considered received in Our Executive Office. Some examples of administrative requests would be:

      o         Ownership changes
      o         Beneficiary changes
      o         Address changes
      o         Request for general policy information.

If You are submitting a transaction request, please fax it to (605) 373-8557. Any transaction requests sent to another number may not be considered received in Our Executive Office. Some examples of transaction requests would be:

      o         Transfers among funds
      o         Fund or General Account additions/deletions
      o         Premium allocation changes
      o         Monthly deduction changes
      o         Dollar Cost Averaging set-up
      o         Rebalancing set-up
      o         Loan/Surrender requests

The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We may record all telephone transactions. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the policy owner by name, social security number, date of birth of the owner or the Insured person, or other identifying information. Accordingly, We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe are genuine. Facsimile and telephone correspondence and transaction requests may not always be available. Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay Our receipt of Your request. If You are experiencing problems, You should make Your correspondence and transaction request in writing. There are risks associated with requests made by facsimile or telephone when the original request is not sent to Our Executive Office. You bear those risks.

State Variations
Certain provisions of the policies may be different than the general description in the prospectus, and certain riders and options may not be available, because of legal restrictions in Your state. See Your policy for specific variations since any such variations will be included in Your policy or in riders or endorsements attached to Your policy. See Your agent or contact Our Executive Office for additional information that may be applicable to Your state.

Tax-Free "Section 1035" Exchanges
You can generally exchange one life insurance policy for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both policies carefully. Remember that if You exchange another policy for the one described in this prospectus, You might have to pay a surrender charge and income taxes, including a possible penalty tax, on Your old policy, and there will be a new surrender charge period for this policy and other charges may be higher (or lower) and the benefits may be different. You should not exchange another policy for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this policy (that person will generally earn a commission if You buy this policy through an exchange or otherwise).

         DETAILED INFORMATION ABOUT VARIABLE EXECUTIVE UNIVERSAL LIFE 2

INSURANCE FEATURES

This prospectus describes Our Variable Executive Universal Life 2 policy. There may be contractual variances because of requirements of the state when Your policy is delivered.

How the Policies Differ From Whole Life Insurance
Variable Executive Universal Life 2 provides insurance coverage with flexibility in death benefits and premium payments. It enables You to respond to changes in Your life and to take advantage of favorable financial conditions. Variable Executive Universal Life 2 differs from traditional whole life insurance because You may choose the amount and frequency of premium payments, within limits.

In addition, Variable Executive Universal Life 2 has two types of death benefit options. You may switch back and forth between these options. Variable Executive Universal Life 2 also allows You to change the face amount without purchasing a new insurance policy. However, evidence of insurability may be required.

Variable Executive Universal Life 2 is a "variable " life insurance because the policy fund and other benefits will vary up or down depending on the investment performance of the investment divisions You select. You bear the risk of poor investment performance, but You get the benefit of good performance.

Application for Insurance
To apply for a policy You must submit a completed application. We decide whether to issue a policy based on the information in the application and Our standards for issuing insurance and classifying risks. If We decide not to issue a policy, then We will return the sum of premiums paid plus interest credited. The maximum issue age is 80.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling broker-dealer or life insurance agent to forward the application to Us promptly, or because of delays in determining that the policy is suitable for You. Any such delays will affect when Your policy can be issued and when Your net premium is allocated among Our General Account and/or investment divisions.

We offer other variable life insurance policies that have different death benefits, policy features, and optional benefits. However, these other policies also have different charges that would affect Your investment performance and policy fund. To obtain more information about these other policies, contact Our Executive Office.

Death Benefit
As long as Your policy remains inforce, We will pay the death benefit to the beneficiary when the Insured person dies (outstanding indebtedness will be deducted from the proceeds).

As the owner, You may choose between two death benefit options:

      o Option 1 provides a benefit that equals the face amount of the policy. This "level" death benefit is for owners who prefer insurance coverage that does not vary in amount and has lower insurance charges. Except as described below, the option 1 death benefit is level or fixed at the face amount.

      o Option 2 provides a benefit that equals the face amount of the policy plus the policy fund on the day the Insured person dies. This "variable" death benefit is for owners who prefer to have investment performance reflected in the amount of their insurance coverage. Under option 2, the value of the death benefit fluctuates with Your policy fund.

Under both options, federal tax law may require a greater benefit. This benefit is a percentage multiple of Your policy fund. The percentage declines as the Insured person gets older (this is referred to as the "corridor" percentage). The minimum death benefit will be Your policy fund on the day the Insured dies multiplied by the percentage for his or her age. For this purpose, age is the attained age (last birthday) at the beginning of the policy year of the Insured person's death. A table of corridor percentages and some examples of how they work, are in the statement of additional information which is available free upon request (see back cover).

Under either option, the length of time Your policy remains inforce depends on the net cash surrender value of Your policy and whether You meet the minimum premium period requirements. Your coverage lasts as long as Your net cash surrender value can cover the monthly deductions from Your policy fund. In addition, during the minimum premium period, Your policy remains inforce if the sum of Your premium payments (minus any loans or withdrawals) is greater than the sum of the monthly minimum for all of the policy months since the policy was issued.

The investment performances of the investment divisions and the interest earned in the General Account affect Your policy fund. Therefore, the returns from these investment options can affect the length of time Your policy remains inforce.

The minimum initial face amount is $150,000.

Notice and Proof of Death
We require satisfactory proof of the Insured person's death before We pay the death benefit. That can be a certified copy of a death certificate, a written statement by the attending physician, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to Us.

Payment of Death Benefits
In most cases, when a death benefit is paid in a lump sum We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account" for the beneficiary, in the amount of the death benefit proceeds. We will send the beneficiary a checkbook and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our General Account. It is not a bank account and it is not Insured by the FDIC or any government agency. As part of Our General Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Account.

Maturity Benefit

If the Insured person is still living on the maturity date, We will pay the beneficiary the policy fund minus any outstanding loans. The policy will then end. The maturity date is the policy anniversary after the Insured person's 100th birthday. In certain circumstances, You may extend the maturity date (doing so may have tax consequences). See "MATURITY DATE" on page 65.


Changes In Variable Executive Universal Life 2
Variable Executive Universal Life 2 gives You the flexibility to choose from a variety of strategies that enable You to increase or decrease Your insurance protection.

A reduction in face amount lessens the emphasis on a policy's insurance coverage by reducing both the death benefit and the amount of pure insurance provided. The amount of pure insurance is the difference between the policy fund and the death benefit. This is the amount of risk We take. A reduced amount at risk results in lower cost of insurance deductions from Your policy fund.

A partial withdrawal reduces the policy fund and may reduce the death benefit, while providing You with a cash payment, but generally does not reduce the amount at risk. Choosing not to make premium payments may have the effect of reducing the policy fund. Under death benefit option 1, reducing the policy fund increases the amount at risk (thereby increasing the cost of insurance deductions) while leaving the death benefit unchanged; under death benefit option 2, reducing the policy fund decreases the death benefit while leaving the amount at risk unchanged.

Increases in the face amount have the exact opposite effect of decreases.

Changing The Face Amount of Insurance

You may change the face amount of Your policy by submitting a fully completed policy change application to Our Executive Office. You can only change the face amount twice each policy year. All changes are subject to Our approval and to the following conditions:


For increases:

      o     Increases in the face amount must be at least $25,000.

      o To increase the face amount, You must provide a fully completed policy change application and satisfactory evidence of insurability. If the Insured person has become a more expensive risk, then We charge higher cost of insurance fees for the additional amounts of insurance (We reserve the right to change this procedure in the future).

      o Monthly cost of insurance deductions from Your policy fund will increase. There will also be a surrender charge increase. These begin on the date the face amount increase takes effect.

      o The right to examine this policy does not apply to face amount increases. (It only applies when You first purchase the policy).

      o     There will be an increase in the minimum premium requirements.

      o     A new surrender charge period will apply to the face amount increase

For decreases:


      o     The surrender charge remains unchanged at the time of decrease.

      o You cannot reduce the face amount below the minimum issue amounts as noted on the schedule of policy benefits page of Your policy.

      o The federal tax law may limit a decrease in the face amount. If that limit applies, then Your new death benefit will be Your policy fund multiplied by the corridor percentage the federal tax law specifies for the Insured's age at the time of the change.

      o If You request a face amount decrease after You have already increased for the face amount at substandard (i.e., higher) cost of insurance deductions, and the original face amount was at standard cost of insurance deductions, then We will first decrease the face amount that is at substandard higher cost of insurance deductions. We reserve the right to change this procedure.

      o There will be no decrease in the minimum premium period premium requirement.

Changing the face amount may have tax consequences. See "TAX EFFECTS" on page
58.


Changing Your Death Benefit Option

You may change Your death benefit option from option 1 to option 2 by submitting a fully completed policy change application to Our Executive Office. We require satisfactory evidence of insurability to make this change. If You change from option 1 to option 2, the face amount decreases by the amount of Your policy fund on the date of the change. This keeps the death benefit and net amount at risk the same as before the change. We may not allow a change in death benefit option if it would reduce the face amount below the minimum issue amounts, as noted on the schedule of policy benefits page of Your policy.

You may change Your death benefit option from option 2 to option 1 by sending a written request to Our Executive Office. If You change from option 2 to option 1, then the face amount increases by the amount of Your policy fund on the date of the change. These increases and decreases in face amount are made so that the amount of the death benefit remains the same on the date of the change. When the death benefit remains the same, there is no change in the net amount at risk. This is the amount on which the cost of insurance deductions are based.

Changing the death benefit option may have tax consequences. You should consult a tax advisor before making any change.

When Policy Changes Go Into Effect
Any changes in the face amount or the death benefit option will go into effect on the monthly anniversary after the date We approve Your request. After Your request is approved, You will receive a written notice showing each change. You should attach this notice to Your policy. We may also ask You to return Your policy to Us at Our Executive Office so that We can make a change. We will notify You in writing if We do not approve a change You request. For example, We might not approve a change that would disqualify Your policy as life insurance for income tax purposes.

Policy changes may have negative tax consequences. See "TAX EFFECTS" on page 58. You should consult a tax advisor before making any change.


Flexible Premium Payments
You may choose the amount and frequency of premium payments, within the limits described below.

Even though Your premiums are flexible, Your schedule of policy information page will show a "planned" periodic premium. You determine the planned premium when You apply and can change it at any time. You will specify the frequency to be on a quarterly, semi-annual or annual basis. Planned periodic premiums may be monthly if paid by pre-authorized check. Premiums may be bi-weekly if paid by Civil Service Allotment. If You decide to make bi-weekly premium payments, We will assess the Civil Service Allotment Service Charge of $0.46 per bi-weekly premium. The planned premiums may not be enough to keep Your policy inforce.

The insurance goes into effect when We receive Your initial minimum premium payment (and approve Your application). We determine the initial minimum premium based on:

      1)    the age, sex and premium class of the Insured,

      2)    the initial face amount of the policy, and

      3)    any additional benefits selected.

All premium payments should be payable to Midland National. After Your first premium payment, all additional premiums should be sent directly to Our Executive Office.

We will send You premium reminders based on Your planned premium schedule. You may make the planned payment, skip the planned payment, or change the frequency or the amount of the payment. Generally, You may pay premiums at any time. Amounts must be at least $50, unless made by a pre-authorized check. Under Midland National's current Company practice, amounts made by a pre-authorized check can be as low as $30.


Payment of the planned premiums does not guarantee that Your policy will stay inforce. Additional premium payments may be necessary. The planned premiums increase when the face amount of insurance increases. If Your policy contains the Automatic Benefit Increase Provision Rider, this includes increases resulting from this rider. . (For more information on the Automatic Benefit Increase Provision see ""APPENDIX A" on page 76 for details on how and when the increases are applied.)


If You send Us a premium payment that would cause Your policy to cease to qualify as life insurance under federal tax law, We will notify You and return that portion of the premium that would cause the disqualification.

Premium Provisions During The Minimum Premium Period
During the minimum premium period, You can keep Your policy inforce by meeting a minimum premium requirement. The minimum premium period lasts until the 5th policy anniversary. A monthly minimum premium is shown on Your policy information page. (This is not the same as the planned premium). The minimum premium requirement will be satisfied if the sum of premiums You have paid, less Your loans and withdrawals, equal to or greater than the sum of the monthly premiums required on each monthly anniversary. The minimum premium increases when the face amount increases.

During the minimum premium period, Your policy will enter a grace period and lapse if:

      o the net cash surrender value cannot cover the monthly deductions from Your policy fund; and

      o the premiums You have paid, less Your loans and withdrawals, are less than the total monthly minimum premiums required to that date.

Remember that the net cash surrender value is the policy fund minus the surrender charge and minus any outstanding policy debt.

This policy lapse can occur even if You pay all of the planned premiums.

Premium Provisions After The Minimum Premium Period. After the minimum premium period, Your policy will enter a grace period and lapse if the net cash surrender value cannot cover the monthly deductions from Your policy fund. Paying Your planned premiums may not be sufficient to maintain Your policy because of investment performance, charges and deductions, policy changes or other factors. Therefore, additional premiums may be necessary to keep Your policy inforce.

Allocation of Premiums
Each net premium will be allocated to the investment divisions or to Our General Account on the later of the day We receive it Your premium payment at Our Executive Office (if We receive it before the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time)) or the record date. Any premium received before the record date will be held and earn interest in the General Account until the day after the record date. When this period ends Your instructions will dictate how We allocate the net premium.


The net premium is the premium minus a premium charge and a service charge which is deducted only if You are on a Civil Service Allotment premium mode (the first monthly deduction is also taken from the initial premium). Each net premium is put into Your policy fund according to Your instructions. Your policy application may provide directions to allocate net premiums to Our General Account or the investment divisions. You may not allocate Your policy fund to more than 10 investment divisions at any one point in time. Your allocation instructions will apply to all of Your premiums unless You write to Our Executive Office with new instructions. You may also change Your allocation instructions by calling Us at (800) 272-1642 or faxing Us at 605-373-8557 . Changing Your allocation instructions will not change the way Your existing policy fund is apportioned among the investment divisions or the General Account. Allocation percentages may be any whole number from 0 to 100. The sum of the allocation percentages must equal 100. Of course, You may choose not to allocate a premium to any particular investment division. See "THE GENERAL ACCOUNT" on page 52.


Additional Benefits
You may include additional benefits in Your policy. Certain benefits result in an additional monthly deduction from Your policy fund. You may cancel these benefits at any time. However, canceling these benefits may have adverse tax consequences and You should consult a tax advisor before doing so. There is generally an extra charge for these benefits. The following briefly summarizes the additional benefits that are currently available:

(1) Disability Waiver Benefit Rider: This benefit can be selected at the time of application or added to an inforce policy with proof of insurability. With this benefit, We waive monthly deductions from the policy fund during the total disability of the Insured, if the Insured person becomes totally disabled on or after his/her 15th birthday and the disability continues for at least 6 months.

(2) Flexible Disability Benefit Rider: This benefit must be selected at the time of application. With this benefit, We pay a set amount into Your policy fund each month (the amount is on Your policy information page). The benefit is payable when the Insured person becomes totally disabled on or after their 15th birthday and the disability continues for at least 6 months. The disability must start before the policy anniversary following the Insured person's 60th birthday. The benefit will continue for as long as the disability lasts or until the Insured person reaches age 65. If the amount of the benefit paid into the policy fund is more than the amount allowed under the income tax code, the monthly benefit will be paid to the Insured.

(3) Accidental Death Benefit Rider: This rider can be selected at the time of application or added to an inforce policy. We will pay an additional benefit if the Insured person dies from a physical injury that results from an accident, provided the Insured person dies before the policy anniversary that is within a half year of his or her 70th birthday.

(4) Children's Insurance Rider: This rider can be selected at the time of application or added to an inforce policy. This benefit provides term life insurance on the lives of the Insured person's children. This includes natural children, stepchildren, and legally adopted children, between the ages of 15 days and 21 years. They are covered until the Insured person reaches age 65 or the child reaches age 25.

(5) Family Insurance Rider: This rider can be selected at the time of application or added to an inforce policy. This benefit provides term life insurance on the Insured person's children as does the Children's Insurance. It also provides decreasing term life insurance on the Insured's spouse.

(6) Additional Insurance Rider: This rider can be selected at the time of application or added to an inforce policy. You may provide term insurance for another person, such as the Insured person's spouse, under Your policy. A separate charge will be deducted for each additional Insured.

(7) Guaranteed Insurability Rider: This rider must be selected at the time of application. This benefit provides for additional amounts of insurance without further evidence of insurability.

(8) Living Needs Rider: This rider can be selected at the time of application or added to an inforce policy. This benefit provides an accelerated death benefit as payment of an "Advanced Sum," in the event the Insured person is expected to die within 12 months (or longer period if required by state law).

Pursuant to the Health Insurance Portability and Accountability Act of 1996, We believe that for federal income tax purposes an advanced sum payment made under the living needs rider should be fully excludable from the gross income of the beneficiary, as long as the beneficiary is the Insured person under the policy (except in certain business contexts. You should consult a tax advisor if such an exception should apply). The tax consequences associated with reducing the death benefit after We pay an accelerated death benefit are unclear, however. You should consult a qualified tax advisor about the consequences of adding this rider to a policy or requesting an advanced sum payment under this rider.

There is no charge for this benefit prior to the time of a payment. This amount of the advanced sum is reduced by expected future interest and may be reduced by a charge for administrative expenses. Currently We charge an administrative fee of $200 at the time benefits are paid from this rider. We reserve the right to increase this amount.

On the day We pay the accelerated benefit, We will reduce the following in proportion to the reduction in the eligible death benefit:

      a)        the death benefit of the policy and of each eligible rider
      b)        the face amount
      c)        any policy funds
      d)        any outstanding loan

When We reduce the policy fund, We allocate the reduction based on the proportion that Your unloaned amounts in the General Account and Your amounts in the investment divisions bear to the total unloaned portion of Your policy fund.

You can choose the amount of the death benefit to accelerate at the time of the claim. The maximum advanced sum is 50% of the eligible death benefit (which is the death benefit of the policy plus the sum of any additional death benefits on the life of the Insured person provided by any eligible riders). Currently, We have a maximum of $250,000 and a minimum of $5,000.


(9) Extended Maturity Option: The ability to request an extension of the maturity date is part of Your policy. This option allows the maturity date to be extended indefinitely, or as long as allowed by the IRS. If the Insured is alive on the maturity date and this policy is still inforce and not in the grace period, this option may be elected. In order to elect this option, all of the policy fund must be transferred to either the General Account or the Money Market investment division and the death benefit option must be elected as option 1, unless Your states requires otherwise. Once Your policy is extended beyond the maturity date, there will be no further monthly deductions and We will only allow transfers to the General Account or the Money Market investment division.

Furthermore, We will not allow any of the following to occur:

      o         Increase in the specified amount of insurance
      o         Changes in the death benefit options
      o         Premium payments

The Extended Maturity Option election may have tax consequences. Consult Your tax advisor before taking this election.


(10) Benefit Extension Rider: An Optional Benefit Extension Rider can prevent the policy from lapsing due to high amounts of policy debt, provided certain conditions are met, although the death benefit may be substantially reduced. There is no additional charge for this benefit.

You may elect this benefit while You meet the conditions listed below by sending Us written notice. When the benefit availability conditions listed below are satisfied and the policy debt is equal to or greater than 87% of the policy fund, We will send a written notice to Your last known address, at least once each policy year, that the benefit election is available to You. If You decide to elect this benefit at that time, You must send Us written notice within 30 days of the date We mail this notice.

This benefit is not available unless all of the following conditions are met.

      1.    The Policy has been in force for at least 15 policy years;

      2.    the Insured's policy age or attained age must be at least age 65;

      3.    You have made withdrawals of all Your premium; and

      4. policy debt does not exceed the benefit election amount as defined below.

 The benefit election amount is as follows:

      o 89% of the policy fund for policy ages or attained ages that are greater than or equal to age 65 but less than or equal to age 74;

      o 93% of the policy fund for policy ages or attained ages that are greater than or equal to age 75.

However, if You choose to take a loan or withdrawal that causes the policy debt to exceed the benefit election amount during the 30 days after the written notice has been sent, this benefit election will not be available.

The effective date of this benefit will be the monthly anniversary date that follows the date We receive Your written notice. The entire amount of Your policy fund must be allocated to the General Account on and after the effective date. If You have any portion of the policy fund in the Separate Account on the effective date, We will transfer it to Our General Account on that date. No transfer charge will apply to this transaction and it will not count toward the maximum number of transfers allowed in a policy year.

The benefit extension period begins as of the effective date of the rider and ends (and the rider terminates) on the earlier of:

      a)    the insured's death; or

      b)    surrender of the policy; or

      c)    the date any loans or withdrawals are taken.

During the benefit extension period:

      1. We guarantee Your policy will remain in force until the insured's death provided the policy is not terminated due to surrender, and You do not take loans or withdrawals after the effective date.

      2.    The excess policy debt provision in the policy will be suspended.

      3.    All monthly deductions will be taken from the General Account.

      4.    We will not allow any:

            (a)   premium payments; or

            (b)   transfers to the Separate Account; or

            (c)   face amount changes; or

            (d)   death benefit option changes.

      5. The death benefit option will be death benefit option 1, and the death benefit will be subject to the minimum death benefit provisions below.

      6. If the policy debt does not exceed the face amount as of the rider's effective date, the face amount will be decreased to equal the policy fund as of the effective date. We will send You an endorsement to reflect the new face amount.

      7. Any riders and supplemental benefits attached to the policy will terminate.

During the benefit extension period, the death benefit will be determined exclusively by death benefit option 1 and will be equal to the greatest of the following amounts for the then current policy year:

      a. 100% of the policy fund as of the date We receive due proof of the insured's death;

      b. The minimum amount of death benefit necessary for the policy to continue its qualification as a life insurance contract for federal tax purposes.

      c.    The face amount (the option 1 death benefit).

In some circumstances, electing the benefit can cause Your policy to become a modified endowment contract. You should consult with and rely on a tax advisor when making policy changes, taking loans or withdrawals to help You avoid situations that may result in Your policy becoming a modified endowment contract.

You may make loan repayments at anytime. Loan repayments will be allocated to the General Account. Interest charged on policy debt will continue to accrue during the benefit extension period. Making loan repayments does not terminate the rider.

This Rider will terminate upon the earliest of:

      1.    The date of the insured's death; or

      2.    The date You surrender the policy; or

      3. The date any loans or withdrawals are taken during the benefit extension period.

Anyone contemplating the purchase of the policy with the Benefit Extension Rider should be aware that the tax consequences of the Benefit Extension Rider have not been ruled on by the IRS or the courts and it is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when the Benefit Extension Rider causes the policy to be converted into a fixed policy. You should consult with and rely on a tax advisor as to the tax risk associated with the Benefit Extension Rider.

Automatic Benefit Increase Provision Rider: Generally, only policies issued after May 1, 1998, and prior to July 15, 2004 contain this rider. The only exception to this would be if Your application was in the underwriting process prior to July 15, 2004. If this is the case, You may have an issue date later than July 15, 2004 and still have the Automatic Benefit Increase Provision. For more detailed information see "APPENDIX A" on page 77.



SEPARATE ACCOUNT INVESTMENT CHOICES

Our Separate Account And Its Investment Divisions
The "Separate Account" is Our Separate Account A, established under the insurance laws of the State of Iowa. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 but this registration does not involve any SEC supervision of its management or investment policies. The Separate Account meets the definition of a "Separate Account" under the federal securities laws. Income, gains and losses credited to, or charged against, the Separate Account reflects the investment experience of the Separate Account and not the investment experience of Midland National's other assets. Midland National is obligated to pay all amounts guaranteed under the policy.

The Separate Account has a number of investment divisions, each of which invests in the shares of a corresponding portfolio of the funds. You may allocate part or all of Your net premiums to ten of the thirty investment divisions of Our Separate Account.

The Funds
Each of the 37 portfolios available under the policy is a "series" of its investment company.

The funds' shares are bought and sold by Our Separate Account at net asset value. More detailed information about the funds and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus.

Midland National may from time to time receive revenue from the funds and/or from their managers. The amounts of the revenue, if any, may be substantial, may vary between funds and portfolios and may be based on the amount of Midland National's investments in the funds. Currently these revenues range from 0.10% to 0.25% of Midland National's investment in the funds.

Investment Policies Of The Portfolios
Each portfolio tries to achieve a specified investment objective by following certain investment policies. A portfolio's objectives and policies affect its returns and risks. Each investment division's performance depends on the experience of the corresponding portfolio. The objectives of the portfolios are as follows:

--------------------------------------------------------- ---------------------------------------------------------------------
Portfolio                                                 Investment Objective
-------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds1

-------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund2 - Series I Shares       Seeks capital growth.  The fund normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies involved in the financial services sector.

--------------------------------------------------------- ---------------------------------------------------------------------

AIM V.I. Health Sciences Fund3- Series I Shares           The fund seeks capital growth.  The fund seeks to meet
(Effective July 1, 2005, AIM V.I. Health Sciences Fund    its objectives by investing normally at least 80% of its assets in
will be renamed AIM V.I. Global Health Care Fund)         securities of health care industry companies.

-------------------------------------------------------------------------------------------------------------------------------
Alger American Fund
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                           Seeks long-term capital appreciation.  It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management.  Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.  The portfolio considers a large company to have a market capitalization of $1 billion or greater.
--------------------------------------------------------- ---------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 Seeks long-term capital appreciation.  Under normal
                                                          circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth
                                                          potential.  The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities.  By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.
--------------------------------------------------------- ---------------------------------------------------------------------
Alger American MidCap Growth Portfolio                    Seeks long-term capital appreciation.  It focuses on midsize companies with promising growth potential.  Under normal
                                                          circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.
--------------------------------------------------------- ---------------------------------------------------------------------
Alger American Small Capitalization Portfolio             Seeks long-term capital appreciation.  It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace.  Under normal circumstances, the portfolio invests primarily in equity securities of small capitalization companies.  A small capitalization company is one that has a market capitalization within the range of the
                                                          Russell 2000 Growth Index or the S&P SmallCap 600 Index.
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund                         Seeks capital growth and current income.  Invests approximately
                                                          60 percent of its assets in common stocks that management
                                                          considers to have better than average potential for appreciation and the rest in fixed income securities.

--------------------------------------------------------- ---------------------------------------------------------------------

American Century VP Capital Appreciation Fund             Seeks capital growth by investing primarily in common stocks that management considers to have better-than-average prospects for appreciation.

--------------------------------------------------------- ---------------------------------------------------------------------

American Century VP Income & Growth Fund                  Seeks dividend growth, current income and capital appreciation.
                                                          Seeks capital growth by investing in common stocks. Income is a secondary objective. The Portfolio will seek to achieve its investment objective by investing in common stocks.

--------------------------------------------------------- ---------------------------------------------------------------------

American Century VP International Fund                    Seeks capital growth by investing primarily in securities of foreign companies that management believes to have potential for appreciation.

--------------------------------------------------------- ---------------------------------------------------------------------

American Century VP Value Fund                            Seeks long-term capital growth with income as a secondary
                                                          objective.  Invests primarily in equity securities of
                                                          well-established companies that management believes to be
                                                          under-valued.

-------------------------------------------------------------------------------------------------------------------------------
Fidelity's Variable Insurance Products Funds
-------------------------------------------------------------------------------------------------------------------------------

VIP Asset Manager Portfolio                               Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

--------------------------------------------------------- ---------------------------------------------------------------------
VIP Asset Manager: Growth Portfolio                       Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.
--------------------------------------------------------- ---------------------------------------------------------------------

VIP Balanced Portfolio                                    Seeks income and capital growth consistent with reasonable risk.

--------------------------------------------------------- ---------------------------------------------------------------------

VIP Contrafund(R) Portfolio                               Seeks long-term capital appreciation.

--------------------------------------------------------- ---------------------------------------------------------------------
VIP Equity-Income Portfolio                               Seeks reasonable income by investing primarily in
                                                          income-producing equity securities.  In choosing these securities, the investment manager will consider the potential for capital appreciation.  The portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the
                                                          Standard & Poor's Composite Index of 500 stocks.
--------------------------------------------------------- ---------------------------------------------------------------------

VIP Growth & Income Portfolio                             Seeks high total return through a combination of current income and capital appreciation.

--------------------------------------------------------- ---------------------------------------------------------------------

VIP Growth Opportunities Portfolio                        Seeks to provide capital growth.

--------------------------------------------------------- ---------------------------------------------------------------------

VIP Growth Portfolio                                      Seeks to achieve capital appreciation.

--------------------------------------------------------- ---------------------------------------------------------------------

VIP High Income Portfolio                                 Seeks a high level of current income, while also considering growth of capital.

--------------------------------------------------------- ---------------------------------------------------------------------
VIP Index 500 Portfolio                                   Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States by duplicating the composition and total return of the Standard &
                                                          Poor's Composite Index of 500 Stocks.
--------------------------------------------------------- ---------------------------------------------------------------------

VIP Investment Grade Bond Portfolio                       Seeks as high a level of current income as is consistent with the preservation of capital.

--------------------------------------------------------- ---------------------------------------------------------------------
VIP Mid Capital Portfolio                                 Seeks long-term growth of capital.
--------------------------------------------------------- ---------------------------------------------------------------------

VIP Money Market Portfolio*                               VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in money market instruments.

--------------------------------------------------------- ---------------------------------------------------------------------

VIP Overseas Portfolio                                    Seeks long-term growth of capital.

-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                   Seeks long-term growth of capital and income without excessive fluctuation in market value.
--------------------------------------------------------- ---------------------------------------------------------------------
Lord Abbett International Portfolio                       Seeks long-term capital appreciation.  Invests primarily in equity securities on non-U.S. issuers.
--------------------------------------------------------- ---------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                       Seeks capital appreciation through investments, primarily in equity securities which are believed to be undervalued in the marketplace.
-------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trusts
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                            Seeks to provide long-term growth of capital.
--------------------------------------------------------- ---------------------------------------------------------------------
MFS Investors Trust Series                                Seeks mainly to provide long-term growth of capital and
                                                          secondarily to provide reasonable current income.
--------------------------------------------------------- ---------------------------------------------------------------------
MFS VIT New Discovery Series                              Seeks capital appreciation.
--------------------------------------------------------- ---------------------------------------------------------------------
MFS VIT Research Series                                   Seeks to provide long-term growth of capital and future income.
-------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                            Seeks maximum total return, consistent with preservation of
                                                          capital and prudent investment management.   .

--------------------------------------------------------- ---------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                          Seeks maximum total return consistent with preservation of capital and prudent investment management.
--------------------------------------------------------- ---------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                           Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
--------------------------------------------------------- ---------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                          Seeks maximum total return, consistent with preservation of capital and prudent investment management.
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                        Seeks long-term capital appreciation by investing primarily in
                                                          "hard asset securities."  Income is a secondary consideration.
                                                          Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of precious metals, natural resources, real estate, and commodities.
--------------------------------------------------------- ---------------------------------------------------------------------

*During extended periods of low interest rates, the yields of the money market investment division may become extremely low and possibly negative.


1Formerly INVESCO Variable Investment Funds Inc.
2Formerly INVESCO VIF-Financial Services Fund
3Formerly INVESCO VIF-Health Sciences Fund

A I M Advisors, Inc. manages the AIM Variable Insurance Funds1, Fred Alger Management, Inc. manages the Alger American Fund. American Century Investment Management, Inc. manages the American Century VP Portfolios. Fidelity Management & Research Company manages the VIP Portfolios. Lord Abbett & Co. manages the Lord Abbett Series Fund, Inc. MFS(R)Investment Management manages the MFS(R)Variable Insurance TrustSM. Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust. Van Eck Associates Corporation2 manages the Van Eck Worldwide Insurance Trust2.

1Formerly INVESCO Funds Group, Inc. manages the INVESCO Variable Investment Funds, Inc.




The fund portfolios available under these policies are not available for purchase directly by the general public. In addition, the fund portfolios are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment advisor or manager. Nevertheless, the investment performance and results of any of the funds' portfolios that are available under the policies may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment advisor or manager and the same investment objectives and policies and a very similar or nearly identical name.


The fund portfolios offered though the policy are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment advisor) will compensate Us for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. (See "Distribution of the Policies," p. 67)

You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by You, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Fund portfolios that is available to you, including each Fund's prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or portfolio. You should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy (the policy fund) resulting from the performance of the Portfolios you have chosen.

Midland National does not provide investment advice and does not recommend or endorse any particular Fund or portfolio.


You can receive a current copy of a prospectus for each of the portfolios by contacting Your registered representative and by contacting Us at:

                     Midland National Life Insurance Company
                                One Midland Plaza
                              Sioux Falls, SD 57193
                              Phone: (800) 272-1642
                                Fax: 605-335-3621

Effects of Market Timing
Frequent, large, programmed, or short-term transfers among the investment divisions or between the investment divisions and the General Account ("Harmful Trading) can cause risks with adverse effects for other policy owners (and beneficiaries and portfolios). These risks and harmful effects include: (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some "market timers" attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage."); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that that the portfolios may suffer harm from frequent, programmed large, or short-term transfers among investment divisions of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Charges In The Funds
The funds charge for managing investments and providing services. Each portfolio's charges vary.

The VIP Portfolios have an annual management fee. That is the sum of an individual fund fee rate and a group fee rate based on the monthly average net assets of Fidelity Management & Research Company's mutual funds. In addition, each of these portfolios' total operating expenses includes fees for management and shareholder services and other expenses (custodial, legal, accounting, and other miscellaneous fees). The fees for the Fidelity Portfolios are based on the Initial Class. See the VIP prospectuses for additional information on how these charges are determined and on the minimum and maximum charges allowed.

The other funds have annual management fees that are based on the monthly average of the net assets in each of the portfolios. The funds may also impose redemption fees, which We would deduct from Your policy fund. See the portfolio company prospectuses for details.

USING YOUR POLICY FUND

The Policy Fund

Your policy fund is the sum of Your amounts in the various investment divisions and in the General Account (including any amount in Our General Account securing a policy loan). Your policy fund reflects various charges. See "DEDUCTIONS AND CHARGES" on page 53. Monthly deductions are made on the policy date and on the first day of each policy month. Transaction and surrender charges are made on the effective date of the transaction. Charges against Our Separate Account are reflected daily.

Your policy fund begins with Your first premium payment. From Your premium We deduct a premium charge and the first monthly deduction (and any per premium expenses) as described in the "Deductions From Your Premiums" section on page
53. The balance of the premium is Your beginning policy fund.


Your policy fund reflects:

      o     the amount and frequency of premium payments,

      o deductions for the cost of insurance, additional benefits and other charges,

      o     the investment performance of Your chosen investment divisions,

      o     interest earned on amounts allocated to the General Account,

      o     impact of loans, and

      o     impact of partial withdrawals.

We guarantee amounts allocated to the General Account. There is no guaranteed minimum policy fund for amounts allocated to the investment divisions of Our Separate Account. An investment division's performance will cause Your policy fund to go up or down. You bear that investment risk.

Amounts In Our Separate Account
Amounts allocated or transferred to the investment divisions are used to purchase accumulation units. Accumulation units of an investment division are purchased when You allocate net premiums, repay loans or transfer amounts to that division. Accumulation units are redeemed when You make withdrawals, when You transfer amounts from an investment division (including transfers for loans), when We make monthly deductions and charges, and when We pay the death benefit. The number of accumulation units purchased or redeemed in an investment division is calculated by dividing the dollar amount of the transaction by the division's accumulation unit value at the end of that day if it is a business day, otherwise the next business day's value is used. The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

How We Determine The Accumulation Unit Value
We determine accumulation unit values for the investment divisions at the end of each business day. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds. They reflect investment income, the portfolio's realized and unrealized capital gains and losses, the funds' expenses, and Our deductions and charges. The accumulation unit value for each investment division is set at $10.00 on the first day there are policy transactions in Our Separate Account associated with these policies. After that, the accumulation unit value for any business day is equal to the accumulation unit value for the previous business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment division every business day as follows:

      o We take the value of the shares belonging to the division in the corresponding fund portfolio at the close of business that day (before giving effect to any policy transactions for that day, such as premium payments or surrenders). We use the share value reported to Us by the fund.

      o We add any dividends or capital gains distributions paid by the portfolio that day.

      o We divide this amount by the value of the amounts in the investment division at the close of business on the preceding business day (after giving effect to any policy transactions on that day).

      o We subtract a daily asset charge for each calendar day between business days (for example, a Monday calculation may include charges for Saturday and Sunday). The daily charge is .0024547%, which is an effective annual rate of 0.90%. We currently intend to reduce this charge to 0.25% after the 10th policy year. (This reduction is not guaranteed). (See "Mortality and Expense Risks" on page 53.)

      o We may also subtract any daily charge for taxes or amounts set aside as tax reserves.

Policy Fund Transactions
The transactions described below may have different effects on Your policy fund, death benefit, face amount or cost of insurance deductions. You should consider the net effects before making any policy fund transactions. Certain transactions have fees. Remember that upon completion of these transactions, You may not have Your policy fund allocated to more than 10 investment divisions.

Transfers Of Policy Fund

You may transfer amounts among the investment divisions and between the General Account and any investment divisions. To make a transfer of policy fund, write to Our Executive Office at the address shown on the page one of this prospectus. You may also call-in Your requests to Our Executive Office toll-free at (800) 272-1642 or fax Your requests to Our Executive Office at 605-373-8557. Any requests sent to another number may not be considered received in Our Executive Office. Currently, You may make an unlimited number of free transfers of policy fund in each policy year subject to the "Transfer Limitations" below). However, We reserve the right to assess a $25 charge for each transfer after the 12th in a policy year. We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific policy owners. If We charge You for making a transfer, then We will allocate the charge as described under "Deductions and Charges - How Policy Fund Charges Are Allocated" on page 56. Although a single transfer request may include multiple transfers, it will be considered a single transfer for fee purposes.


The total amount that can be transferred from the General Account to the Separate Account, in any policy year, cannot exceed the larger of:

      1. 25% of the unloaned amount in the General Account at the beginning of the policy year, or

      2.    $25,000 (We reserve the right to decrease this to $1,000)

These limits do not apply to transfers made in a Dollar Cost Averaging program that extends over a time period of 12 or more months.

Completed transfer requests received at Our Executive Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

The minimum transfer amount is $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the transfer minimum.

Transfer Limitations
Frequent, large, programmed or short-term transfers among investment divisions, such as those associated with "market timing" transactions, can adversely affect the portfolios and the returns achieved by policy owners. In particular, such transfers may dilute the value of the portfolios' shares, interfere with the efficient management of the portfolios' investments, and increase brokerage and administrative costs of the portfolios. In order to try to protect Our policy owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the "market timing procedures"). Our market timing procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other policy owners or portfolio shareholders.


More specifically, currently Our market timing procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a policy within a five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from MFS VIT New Discovery Series to Fidelity VIP Money Market Portfolio, followed by a transfer from Money Market back to New Discovery within five business days).


We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters. When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same policy) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful. We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that policy's transfer privileges and We will not accept another transfer request for 14 business days. We will attempt to inform the policy owner (or Registered Representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days. If We do not succeed in reaching the policy owner or Registered Representative by phone, We will send a letter by first class mail to the policy owner's address of record.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, We will take appropriate action to protect others. In particular, We may, and We reserve the right to, reverse a potentially harmful transfer. If so, We will inform the policy owner and/or Registered Representative. The contract owner will bear any investment loss involved in a reversal.


To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers. If this occurs, We will attempt to contact You by telephone for further instructions. If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be refunded to You. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.


In Our sole discretion, We may revise Our market timing procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other policy owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors, such as the size of transfers made by policy owners within given periods of time, as well as the number of "round trip" transfers into and out of particular investment divisions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more policies that We believe are connected (for example, two policies with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the dollar cost averaging programand portfolio rebalancing program in these limitations. We may vary Our market timing procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others. We may not always apply these detections methods to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for all policy owners that We believe might otherwise engage in trading activity that is harmful to others. For example, We might only accept transfers by original "wet" policy owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.


Policy owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the policy may also limit Our ability to restrict or deter harmful transfers. Furthermore, the identification of policy owners determined to be engaged in transfer activity that may adversely affect other policy owners or portfolios' shareholders involves judgments that are inherently subjective. Accordingly, despite Our best efforts, We cannot guarantee that Our market timing procedures will detect every potential market timer. Some market timers may get through our controls undetected and may cause dilution in unit value to others. We apply Our market timing procedures consistently to all policy owners without special arrangement, waiver, or exception. We may vary Our market timing procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions. In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.




Dollar Cost Averaging
The Dollar Cost Averaging (DCA) program enables You to make monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions. By allocating monthly, as opposed to allocating the total dollar amount at one time, You may reduce the impact of market fluctuations. This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly amount to be transferred using DCA is $200.

You can elect the DCA program at any time. You must complete the proper request form and send it to Us at Our Executive Office, and there must be a sufficient amount in the DCA source account. The minimum amount required in the DCA source account for DCA to begin is a sum of $2,400 and the minimum premium. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. The DCA election will specify:

      (a)   the DCA source account from which DCA transfers will be made,

      (b) that any money received with the form is to be placed into the DCA source account,

      (c) the total monthly amount to be transferred to the other investment divisions, and

      (d) how that monthly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payments You intend to apply to DCA.

Once DCA is elected, additional net premiums can be deposited into the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a policy year.

If it is requested when the policy is issued, then DCA will start at the beginning of the 2nd policy month. If it is requested after issue, then DCA will start at the beginning of the 1st policy month which occurs at least 30 days after the request is received.

DCA will last until the total monies allocated for DCA are exhausted or until We receive Your written termination request. DCA automatically terminates on the maturity date.

We do not charge any specific fees for You to participate in a DCA program. However, transfers made through a DCA program which only extends for fewer than 12 months will be included in counting the number of transfers of policy fund. While We currently allow an unlimited number of free transfers, We reserve the right to charge for each transfer after the 12th one in any policy year.

We reserve the right to end the DCA program by sending You one month's notice.

Portfolio Rebalancing
The Portfolio Rebalancing Option allows policyowners, who are not participating in a Dollar Cost Averaging program, to have Midland National automatically reset the percentage of policy fund allocated to each investment division to a pre-set level. For example, You may wish to specify that 30% of Your policy fund be allocated to the VIP Growth investment division, 40% in the VIP High Income investment division and 30% in the VIP Overseas investment division. Over time, the variations in the investment division's investment results will shift the percentage allocations of Your policy fund. If You elect this option, then at each policy anniversary, We will transfer amounts needed to "balance" the policy fund to the specified percentages selected by You. Rebalancing is not available to amounts in the General Account. Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

Even with a Portfolio Rebalancing Option, You can only allocate Your total policy fund in up to at most 10 investment divisions. Portfolio Rebalancing will remain in effect until We receive Your written termination request. We reserve the right to end the Portfolio Rebalancing Option by sending You one month's notice. Contact Us at Our Executive Office to elect the Portfolio Rebalancing Option.

We do not charge any specific fees for You to participate in a portfolio rebalancing program. However, transfers made through a portfolio rebalancing program which only extends for fewer than 12 months will be included in counting the number of transfers of policy fund. While We currently allow an unlimited number of free transfers, We do reserve the right to charge for each transfer after the 12th one in a policy year.

Policy Loans

Using only Your policy as security, You may borrow up to 92% of the net cash surrender value (the policy fund less the surrender charge and less any already outstanding loans). If You request an additional loan, then the outstanding loan and loan interest will be added to the additional loan amount and the original loan will be canceled. Thus, You will only have one outstanding loan.


A loan taken from, or secured by, a policy may have federal income tax consequences. See "TAX EFFECTS" on page 58.

You may request a loan by contacting Our Executive Office. You should tell Us how much of the loan You want taken from Your unloaned amount in the General Account or from the Separate Account investment divisions. If You do not tell Us how to allocate Your loan, the loan will be allocated according to Your deduction allocation percentages as described under "How Policy Fund Charges Are Allocated" on page 56. If the loan cannot be allocated this way, then We will allocate it in proportion to the unloaned amounts of Your policy fund in the General Account and each investment division. We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division (and transfer these amounts to the General Account).


Interest Credited on Policy Loans: The portion of the General Account that is equal to the policy loan will be credited with interest at a rate of 3.5% per year.


Policy Loan Interest Charged: After the 10th policy year, We guarantee that We will offer zero cost loans which will be available for the portion of the loan that is from earnings (the earnings are equal to the policy fund less the premiums paid). The annual interest rate charged on zero cost loans is guaranteed to be 3.5% (which is the same rate We guarantee to credit on preferred loans). A zero cost loan may have tax consequences. See "TAX EFFECTS" on page 58.


Currently, the annual interest rate We charge on standard loans is 5.5%. We guarantee that the rate charged on standard loans will not exceed 8% per year. Interest is due on each policy anniversary or, if earlier, on the date of loan repayment, surrender, or Insured's death. If You do not pay interest when it is due, then it will be added to Your outstanding loan and allocated based on the deduction allocation percentages for Your policy fund. This means We make an additional loan to pay the interest and will transfer amounts from the General Account or the investment divisions to make the loan. If We cannot allocate the interest based on these percentages, then We will allocate it as described above.

Repaying The Loan. You may repay all or part of a policy loan while Your policy is inforce. While You have a policy loan, We assume that any money You send Us is meant to repay the loan. If You wish to have any of these payments serve as premium payments, then You must tell Us in writing.

You may choose how You want Us to allocate Your repayments. If You do not give Us instructions, We will allocate Your repayments based on Your premium allocation percentages.


The Effects Of A Policy Loan On Your Policy Fund. A loan against Your policy will have a permanent effect on Your policy fund and benefits, even if the loan is repaid. When You borrow on Your policy, We transfer Your loan amount into Our General Account where it earns a declared rate of interest. You cannot invest that loan amount in any Separate Account investment divisions. You may earn more or less on the loan amount, depending on the performance of the investment divisions and whether they are better or worse than the 3.5% annual interest We credit on the portion of the General Account securing the loan. A policy loan will reduce the policy's ultimate death benefit and cash value.


Your Policy May Lapse. Your loan may affect the amount of time that Your policy remains inforce. For example, Your policy may lapse because the loaned amount cannot be used to cover the monthly deductions that are taken from Your policy fund. If these deductions are more than the net cash surrender value of Your policy, then the policy's lapse provisions may apply. Since the policy permits loans up to 92% of the cash surrender value, less policy debt, loan repayments or additional premium payments may be required to keep the policy inforce, especially if You borrow the maximum.

Withdrawing Money From Your Policy Fund
You may request a partial withdrawal of Your net cash surrender value by writing to Our Executive Office. You may also request a partial withdrawal by calling Us at Our Executive Office toll-free at (800) 272-1642 or faxing Us at Our Executive Office at (605) 373-8557. Any requests sent to another number will not be considered received in Our Executive Office. If You make more than one partial withdrawal in a policy year, We will impose a partial withdrawal charge as explained in the paragraph entitled "Withdrawal Charges" listed below. Partial withdrawals are subject to certain conditions. They must:

      o     be at least $200,

      o total no more than 50% of the net cash surrender value in any policy year,

      o allow the death benefit to remain above the minimum for which We would issue the policy at that time,

      o allow the policy to still qualify as life insurance under applicable tax law.


You may specify how much of the withdrawal You want taken from each investment division and Our General Account. If You do not tell Us, then We will make the withdrawal as described in "Deductions and Charges - How Policy Fund Charges Are Allocated" on page 56.


Completed partial withdrawal requests received at Our Executive Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed partial withdrawal request after the close of regular trading on the New York Stock Exchange, We will process the partial withdrawal request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.


Withdrawal Charges. When You make a partial withdrawal more than once in a policy year, a charge of $25 (or 2% of the amount withdrawn, whichever is less), will be deducted from Your policy fund. If You do not give Us instructions for deducting the charge, then it will be deducted as described under "Deductions and Charges - How Policy Fund Charges Are Allocated" on page 56.


In general, We do not permit You to make a withdrawal on monies for which Your premium check has not cleared Your bank.

The Effects Of A Partial Withdrawal. A partial withdrawal reduces the amount in Your policy fund, the cash surrender value and generally the death benefit on a dollar-for-dollar basis. If the death benefit is based on the corridor percentage multiple, then the death benefit reduction could be greater. If You have elected death benefit option 1, then We will also reduce the face amount of Your policy so that there will be no change in the net amount at risk. We will send You a new policy information page to reflect this change. Both the withdrawal and any reductions will be effective as of the business day We receive Your request at Our Executive Office if it is received before 3:00 p.m. Central Time. Otherwise, it will be effective on the following business day.


Depending on individual circumstances, a policy loan might be better than a partial withdrawal if You need temporary cash. A partial withdrawal may have tax consequences. See "TAX EFFECTS" on page 58.


Surrendering Your Policy
You may surrender Your policy for its net cash surrender value while the Insured person is living. You do this by sending both a written request and the policy to Our Executive Office. If You surrender Your policy or allow it to lapse during the surrender charge period, We will assess a surrender charge. The net cash surrender value equals the cash surrender value (Your policy fund minus any surrender charge) minus any loan outstanding (including loan interest). The net cash surrender value may be very low, especially during the early contract years. During the first 10 policy years after the date of issue or an increase in face amount, the cash surrender value is the policy fund minus the surrender charge. After 10 years, the cash surrender value equals the policy fund. We will compute the net cash surrender value as of the business day We receive Your request and policy at Our Executive Office. All of Your insurance coverage will end on that date.

Completed surrender requests received at Our Executive Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.


Surrendering Your policy may have income tax consequences. See "TAX EFFECTS" on page 58.


THE GENERAL ACCOUNT

You may allocate all or some of Your policy fund to the General Account. The General Account pays interest at a declared rate. We guarantee the principal after deductions. The General Account supports Our insurance and annuity obligations. Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus for Your information and which relate to the General Account.

You may accumulate amounts in the General Account by:

      o     allocating net premium and loan payments,

      o     transferring amounts from the investment divisions,

      o     securing any policy loans, or

      o     earning interest on amounts You already have in the General Account.

This amount is reduced by transfers, withdrawals and allocated deductions.

We pay interest on all Your amounts in the General Account. The annual interest rates will never be less than 3.5 %. We may, at Our sole discretion, credit interest in excess of 3.5%. You assume the risk that interest credited may not exceed 3.5% per year. We may pay different rates on unloaned and loaned amounts in the General Account. Interest compounds daily at an effective annual rate that equals the annual rate We declared.


You may request a transfer between the General Account and one or more of the investment divisions, within limits. See "Transfers Of Policy Fund" on page 45.


The General Account may not be available in all states, Your state of issue will determine if the General Account is available on Your policy. Please check Your policy form to see if the General Account is available on Your policy.

DEDUCTIONS AND CHARGES

Deductions From Your Premiums
We deduct a premium charge, and in some cases a service charge from each premium upon receipt. The rest of each premium (called the net premium) is placed in Your policy fund.

Since this charge is a percentage of paid premiums, the amount of the charge will vary with the amount of the premium.


Premium Charge. We deduct a 5.0% premium charge from each premium payment. We currently intend to eliminate this charge after the 15th policy year. (This elimination is not guaranteed). This charge partially reimburses Us for premium taxes We incur, and for the selling and distribution costs of this policy. The percentage We estimate to be paid for premium taxes is an average of what We anticipate owing, and therefore, may exceed that actual rate imposed by Your state. This is a tax to Midland National so You cannot deduct it on Your income tax return. Our selling and distribution costs include commissions and costs of preparing sales literature and printing prospectuses. (We also deduct a surrender charge if You surrender Your policy for its net cash surrender value or let Your policy lapse in the first 10 years. See "Surrender Charge" on page 57.)


Service Charge. If You have chosen the Civil Service Allotment Mode, then We deduct $.46 (forty-six cents) from each premium payment. The $.46 covers the extra expenses We incur in processing bi-weekly premium payments.

Charges Against The Separate Account
Fees and charges allocated to the investment divisions reduce the amount in Your policy fund.


Mortality and Expense Risks. We charge for assuming mortality and expense risks. We guarantee that monthly administrative and insurance deductions from Your policy fund will never be greater than the maximum amounts shown in Your policy. The mortality risk We assume is that Insured people will live for shorter periods than We estimated. When this happens, We have to pay a greater amount of death benefits than We expected. The expense risk We assume is that the cost of issuing and administering policies will be greater than We expected. We deduct a daily charge for mortality and expense risks at an effective annual rate of 0.90% of the value of assets in the Separate Account attributable to the policy. We currently intend to reduce this charge to 0.25% after the 10th policy year (this is not guaranteed). The investment divisions' accumulation unit values reflect this charge. See "Using Your Policy Fund - How We Determine The Accumulation Unit Value" on page 44. If the money We collect from this charge is not needed, then We profit. We expect to make money from this charge. To the extent sales expenses are not covered by the premium charge and the surrender charge, Our General Account funds, which may include amounts derived from this mortality and expense risk charge, will be used to cover sales expenses.


Tax Reserve. We reserve the right to charge for taxes or tax reserves, which may reduce the investment performance of the investment divisions. Currently, no such charge is made.

Monthly Deductions From Your Policy Fund
At the beginning of each policy month (including the policy date), the following three deductions are taken from Your policy fund.

      1. Expense Charge: This charge is $6.00 per month. This charge covers the continuing costs of maintaining Your policy, such as premium billing and collections, claim processing, policy transactions, record keeping, communications with owners and other expense and overhead items.

      2. Charges for Additional Benefits: Monthly deductions are made for the cost of any additional benefits. With the exception of the Living Needs Rider, the charges for any additional benefits You select will be deducted on the policy rider date and each monthly anniversary thereafter. See the "FEE TABLE" on page 16. We may change these charges, but Your policy contains tables showing the guaranteed maximum rates for all of these insurance costs.

      3. Cost of Insurance Deduction: The cost of insurance deduction is Our current monthly cost of insurance rate times the net amount at risk at the beginning of the policy month. The net amount at risk is the difference between Your death benefit and Your policy fund. If the current death benefit for the month is increased due to the requirements of federal tax law, then Your net amount at risk for the month will also increase. For this purpose, Your policy fund amount is determined before deduction of the cost of insurance deduction, but after all of the other deductions due on that date. The amount of the cost of insurance deduction will vary from month to month with changes in the amount at risk. We may profit from this charge.



The cost of insurance rate is based on the sex, attained age, and rating class of the Insured person at the time of the charge. (In Montana, there are no distinctions based on sex.) We place the Insured person that is a standard risk in the following rate classes: preferred non-smoker, non-smoker, and smoker. The Insured person may also be placed in a rate class involving a higher mortality risk, known as a substandard class. We may change the cost of insurance rates, but they will never be more than the guaranteed maximum rates set forth in Your policy. The maximum charges are based on the charges specified in the Commissioner's 1980 Standard Ordinary Mortality Table. The table below shows the current and guaranteed maximum monthly cost of insurance rates per $1,000 of net amount at risk for a male, preferred, non-smoker, standard risk at various ages for the first policy year.


              Illustrative Table of Monthly Cost of Insurance Rates
                   (Rounded) per $1,000 of Net Amount at Risk

  Male                         Guaranteed                        Current
Attained                         Maximum                 ( Preferred Non-Smoker)
   Age                            Rate                            Rate
   ---                            ----                            ----
    5                             $.07                            $.05
   15                              .11                             .10
   25                              .13                             .07
   35                              .14                             .07
   45                              .29                             .14
   55                              .69                             .29
   65                             1.87                             .68

For example, for a male preferred non-smoker, age 35 with a $150,000 face amount death benefit option 1 policy and an initial premium of $1,000, the first monthly deduction (taken on the date the policy is issued) is $16.43. This example assumes the current monthly expense charge of $6.00 and the current cost of insurance deduction of $10.43. The $10.43 is calculated by multiplying the current monthly cost of insurance rate per $1,000 ($0.07) times the amount at risk ($150,000 face amount less the initial policy fund of $944 which is $1,000 of premium less $50 for the premium charge less the $6.00 expense charge). This example assumes that there are no riders or other additional benefits.

The non-smoker cost of insurance rates are lower than the smoker cost of insurance rates. To qualify, an Insured must be a standard risk and must meet additional requirements that relate to smoking habits. The reduced cost of insurance rates depend on such variables as the attained age and sex of the Insured.

The preferred non-smoker cost of insurance rates are lower than the non-smoker cost of insurance rates. To qualify for the preferred non-smoker class, the Insured person must be age 20 or over and meet certain underwriting requirements.

If Variable Executive Universal Life 2 is purchased in connection with an employment-related insurance or benefit plan, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964. In 1983, the United States Supreme Court held that under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

Changes in Monthly Deductions. Any changes in the cost of insurance, charges for additional benefits or expense charges will be by class of Insured and will be based on changes in future expectations of investment earnings, mortality, the length of time policies will remain in effect, expenses and taxes.


Automatic Benefit Increase Charges. Please see "APPENDIX A" on page 76 for information regarding this rider.


Transaction Charges
In addition to the deductions described above, We charge fees for certain policy transactions:

      o Partial Withdrawal of net cash surrender value. You may make one partial withdrawal during each policy year without a charge. There is an administrative charge of $25 or 2 percent of the amount withdrawn, whichever is less, each time You make a partial withdrawal if more than one withdrawal is made during a policy year. This charge does not apply to withdrawals under the automatic distribution option.

      o Transfers. Currently, We do not charge when You make transfers of policy fund among investment divisions. We reserve the right to assess a $25 charge for each transfer after the twelfth in a policy year.

How Policy Fund Charges Are Allocated
Generally, deductions from Your policy fund for monthly or partial withdrawal charges are made from the investment divisions and the unloaned portion of the General Account. They are made in accordance with Your specified deduction allocation percentages unless You instruct Us otherwise. Your deduction allocation percentages may be any whole numbers (from 0 to 100) which add up to
100. You may change Your deduction allocation percentages by writing to Our Executive Office. Changes will be effective as of the date We receive them.

If We cannot make a deduction in accordance with these percentages, We will make it based on the proportion of (a) to (b) where (a) is Your unloaned amounts in General Account and Your amounts in the investment divisions and (b) is the total unloaned amount of Your policy fund.
Deductions for transfer charges are made equally between the investment divisions from which the transfer was made. For example, if the transfer is made from two investment divisions, then the transfer charge assessed to each of the investment divisions will be $12.50.

Loan Charge
Loan interest is charged in arrears on the outstanding loan. Loan interest that is unpaid when due will be added to the outstanding loan on each policy anniversary (or, if earlier, on the date of loan repayment, policy lapse, surrender, policy termination, or the Insured's death) and will bear interest at the same rate of the loan. We currently charge an annual interest rate of 5.5% on loans.

After offsetting the 3.5% annual interest rate that We guarantee We will credit to the portion of Our General Account securing the loan against the maximum loan interest rate of 8.0%, the maximum guaranteed net cost of the loans is 4.5% annually in policy years 1-10. However, the current net cost of the loans is 2.0% annually in policy years 1-10. The current net cost of 2.0% for policy years 1-10 is derived by taking the 5.5% annual interest rate that We currently charge on loans and reducing it by the 3.5% annual interest rate We credit to the portion of the General Account securing the standard loan. If You take a loan after the 10th policy year, We guarantee that the net cost of the loan will be 0%.


Surrender Charge

The surrender charge is the difference between the amount in Your policy fund and Your policy's cash surrender value for the first 10 policy years. It is a contingent charge designed to partially recover Our expenses in distributing and issuing policies which are terminated by surrender or lapse in their early years. (the premium charge is also designed to partially reimburse Us for these expenses). It is a contingent charge because You pay it only if You surrender Your policy (or let it lapse) during the first 10 policy years. The amount of the charge in a policy year is not necessarily related to Our actual sales expenses in that year. We anticipate that the premium charge and surrender charge will not fully cover Our sales expenses. If sales expenses are not covered by the premium charge and surrender charge, We will cover them with other funds. The net cash surrender value, the amount We pay You if You surrender Your policy for cash, equals the cash surrender value minus any outstanding loan and loan interest.

The cash surrender value is the policy fund minus the surrender charge. The surrender charge varies by the issue age, sex and class of the Insured at the time the policy is issued. The maximum charge for Your policy per $1,000 of face amount is the first year charge. The first year charge, on a per $1,000 of face amount basis, gradually decreases over the surrender charge period (this period of time is 10 policy years after the date of issue or increase in face amount) and is $0.00 after the surrender charge period expires.

The following table provides some examples of the first year surrender charge. The maximum first year surrender charge for all issue ages, sexes and classes is $52.50 per $1,000 of face amount. The $52.50 per $1,000 of face amount surrender charge occurs for males issued at a smoker class with issue ages at 58 or older. Your policy will specify the actual surrender charge rate, per $1,000 of face amount, for all durations in the 10 year surrender charge period. The table below is only intended to give You an idea of the level of first year surrender charges for a few sample issue ages, sexes and classes.

                      Table of First Year Surrender charges
                            Per $1,000 of Face Amount

                                                     Surrender charge Per $1,000
Issue Age       Sex                   Class                 of Face Amount
---------       ---                   -----                 --------------
    35          Male                Non-Smoker                  $19.00
    35          Male                  Smoker                    $23.00

    55         Female               Non-Smoker                  $32.50
    55         Female                 Smoker                    $37.00

    65          Male          Preferred Non- Smoker             $50.00
    65         Female                 Smoker                    $52.50


A face amount decrease will not reduce the surrender charge. If the face amount is increased, the surrender charge will increase. The surrender charge for the face amount increase will equal the surrender charge for a new policy with:

      a)    the initial face amount set equal to the face amount increase

      b) the Insured's policy age on the policy date equal to the policy age on the date of the face amount increase; and

      c)    the premium class for the face amount increase

Suppose You bought Your policy at issue age 35 under a male preferred nonsmoker class with a face amount of $200,000. During the 10th policy year, You decided to increase Your face amount by $100,000 to obtain a total face amount of $300,000. If the face amount increase was determined to be acceptable to Us under the nonsmoker class, the surrender charge for Your $100,000 of increase would be the same as a new policy with the following surrender charge criteria:

      a)    face amount of $100,000

      b) a policy age of 44 (the increase was effective during the 10th policy year before the policy anniversary at which You attained age
            45).

      c)    a premium class of male nonsmoker

The original $200,000 of face amount would continue to fall under the surrender charge schedule established at the issue date of the policy, but the $100,000 of face amount increase would begin a new surrender charge schedule with the criteria stated in (a) through (c ) above. At the time a face amount increase becomes effective We will send You an endorsement to Your policy which states the surrender charge criteria and surrender charge amounts.

Portfolio Expenses

The value of the net assets of each investment division reflects the management fees and other expenses incurred by the corresponding portfolio in which the investment divisions invest. Some portfolios also deduct 12b-1 fees from portfolio assets. You pay these fees and expenses indirectly. Some portfolios may also impose redemption fees, which We would deduct directly from Your policy fund. For further information, consult the portfolios' prospectuses.

                                   TAX EFFECTS

INTRODUCTION

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon Our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STAUS OF THE POLICY

In order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, We believe that a policy issued on a standard rate class basis should satisfy the applicable requirements, particularly if You pay the full amount of premiums under the policy. There is less guidance, however, with respect to policies issued on a substandard basis and it is not clear whether such policies will in all cases satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, We may take appropriate steps to bring the policy into compliance with such requirements and We reserve the right to restrict policy transactions in order to do so.

In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying Separate Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, We believe that the owner of a policy should not be treated as the owner of the Separate Account. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying Separate Account assets.

In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the Separate Account, through the funds, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance policy for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

In General
We believe that the death benefit under a policy should generally be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A tax advisor should be consulted on these consequences.

Generally, the policy owner will not be deemed to be in constructive receipt of the policy cash value until there is a distribution. When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "modified endowment contract."


Modified Endowment Contracts (MEC)
Under the Internal Revenue Code, certain life insurance policies are classified as "Modified Endowment Contracts (MEC)," with less favorable tax treatment than other life insurance policies. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether it is classified as a MEC. In general a policy will be classified as a MEC if the amount of premiums paid into the policy causes the policy to fail the "7-pay test." A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the sum of the level premiums that would have been paid at that point under a policy that provided for paid-up future benefits after the payment of seven level annual payments.


If there is a reduction in the benefits under the policy during the first seven years, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the policy had originally been issued at the reduced face amount. If there is a "material change" in the policy's benefits or other terms, the policy may have to be retested as if it were a newly issued policy. A material change may occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven policy years. To prevent Your policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective policy owner should consult a tax advisor to determine whether a policy transaction will cause the policy to be classified as a MEC.

Distributions Other Than Death Benefits from Modified Endowment Contracts Policies classified as modified endowment contracts are subject to the following tax rules:

       (1) All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed.
       (2) Loans taken from or secured by a policy classified as a modified endowment contract are treated as distributions and taxed accordingly.
       (3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the policy owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner's beneficiary or designated beneficiary.

If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes if policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a modified endowment contract are generally not treated as distributions. However, the tax consequences associated with loans after the 10th policy year are less clear and a tax advisor should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a policy that is not a modified endowment contract are subject to the 10 percent additional income tax.

Investment in the Policy
Your investment in the policy is generally Your aggregate premiums. When a distribution is taken from the policy, Your investment in the policy is reduced by the amount of the distribution that is tax-free.

Policy Loans

In general, interest on a policy loan will not be deductible. If a policy loan is outstanding when a policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking out a policy loan, You should consult a tax advisor as to the tax consequences. There is uncertainty regarding the tax treatment of loans where the policy has not lapsed due to operation of a lapse protection feature, including the Benefit Extension Rider. Anyone contemplating the purchase of the policy with the Benefit Extension Rider should be aware that the tax consequences of the Benefit Extension Rider have not been ruled on by the IRS or the courts and it is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when the Benefit Extension Rider causes the policy to be converted into a fixed policy. You should consult with and rely on a tax advisor as to the tax risks associated with the Benefit Extension Rider.

Treatment of the Benefit Extension Rider
This policy may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the policy without allowing the policy to lapse. The aim of this strategy is to continue borrowing from the policy until its contract value is just enough to pay off the policy loans that have been taken out and then relying on the Benefit Extension Rider to keep the policy in force until the death of the insured. Anyone contemplating taking advantage of this strategy should be aware that it involves several risks. First, if the death benefit under the benefit extension rider is lower than the policy's original death benefit, then the policy might become a MEC which could result in a significant tax liability attributable to the balance of any policy debt. Second, this strategy will fail to achieve its goal if the policy is a MEC or becomes a MEC after the periodic borrowing begins. Third, this strategy has not been ruled on by the Internal Revenue Service (the "IRS") or the courts and it may be subject to challenge by the IRS, since it is possible that loans under this policy may be treated as taxable distributions when the rider causes the policy to be converted to a fixed policy. In that event, assuming policy loans have not already been subject to tax as distributions, a significant tax liability could arise. Anyone considering using the policy as a source of tax-free income by taking out policy loans should, before purchasing the policy, consult with and rely on a competent tax advisor about the tax risks inherent in such a strategy.


Withholding
To the extent that policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect however, not to have tax withheld from distributions.


Life Insurance Purchases by Residents of Puerto Rico
In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.


Multiple Policies
All modified endowment contracts that are issued by Us (or Our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

Continuation of Policy Beyond Age 100
The tax consequences of continuing the policy beyond the Insured's 100th year are unclear. You should consult a tax advisor if You intend to keep the policy inforce beyond the Insured's 100th year.

Living Needs Rider
We believe that payments received under the Living Needs rider should be fully excludable from the gross income of the beneficiary if the beneficiary is the Insured under the policy. However, You should consult a qualified tax adviser about the consequences of adding this rider to a policy or requesting payment under this rider.

Business Uses of Policy
Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If You are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, You should consult a qualified tax advisor.

Non-Individual Owners and Business Beneficiaries of Policies
If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.



Split-Dollar Arrangements
The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax advisor before entering into or paying additional premiums with respect to such arrangements.

Additionally, On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.



Alternative Minimum Tax
There may also be an indirect tax upon the income in the policy or the proceeds of a policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.


Estate, Gift and Generation-Skipping Transfer Tax Considerations
The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the Insured dies, the death proceeds will generally be includable in the Owner's estate for purposes of federal estate tax if the Insured owned the policy. If the Owner was not the Insured, the fair market value of the policy would be included in the Owner's estate upon the Owner's death. The policy would not be includable in the Insured's estate if the Insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under federal, state and local law.The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

Economic Growth and Tax Relief Reconciliation Act of 2001
The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repeals the federal estate tax and replaces it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repeals the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation-skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the estate tax exemption. For 2005, the maximum estate tax rate is 47% and the estate tax exemption is $1,500,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. Consult a tax advisor with respect to legislative developments and their effect on the policy.

Our Income Taxes
Under current federal income tax law, We are not taxed on the Separate Account's operations. Thus, currently We do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes We may incur.


Under current laws in several states, We may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, We may deduct charges for such taxes.


                    ADDITIONAL INFORMATION ABOUT THE POLICIES

YOUR RIGHT TO EXAMINE THIS POLICY

For a limited period of time, as specified in Your policy, You have a right to examine the policy. If for any reason You are not satisfied with it, then You may cancel the policy. You can cancel the policy by sending it to Our Executive Office along with a written cancellation request. Generally, Your cancellation request must be postmarked by the latest of the following dates:

      o     10 days after You receive Your policy;

      o 10 days after We mail You a written notice telling You about Your rights to cancel (Notice of Withdrawal Right); or

      o     45 days after You sign Part 1 of the policy application.

If state law requires a longer right to examine period, it will be noted on the cover page of Your policy.

In all cases, We allocate Your premiums according to Your instructions on the policy's record date. Generally, if You cancel Your policy during the right to examine period, then We will return all of the charges deducted from Your paid premiums and policy fund, plus the policy fund. The policy fund will reflect both the positive and negative investment performance of the investment divisions chosen by You in the policy application. Where required by state law, We will refund the sum of all premiums paid.

Insurance coverage ends when You send Your request.

YOUR POLICY CAN LAPSE


Your Variable Executive Universal Life 2 insurance coverage continues as long as the net cash surrender value of Your policy is enough to pay the monthly deductions that are taken out of Your policy fund. During the minimum premium period, coverage continues if Your paid premiums (less loans and withdrawals) exceed the schedule of required minimum premiums. If neither of these conditions is true at the beginning of any policy month, We will send written notification to You and any assignees on Our records that a 61-day grace period has begun and the amount of current premium due.

If We receive payment of this amount before the end of the grace period, then We will use that amount to pay the overdue deductions. We will put any remaining balance in Your policy fund and allocate it in the same manner as Your previous premium payments.

If We do not receive payment within 61 days, then Your policy will lapse without value. We will withdraw any amount left in Your policy fund. We will apply this amount to the deductions owed to Us, including any applicable surrender charge. We will inform You and any assignee that Your policy has ended without value.

If the Insured person dies during the grace period, We will pay the insurance benefits to the beneficiary, minus any loan, loan interest, and overdue deductions.

POLICY PERIODS AND ANNIVERSARIES


We measure policy years, policy months, and policy anniversaries from the policy date shown on Your policy information page. Each policy month begins on the same day in each calendar month. The calendar days of 29, 30, and 31 are not used. Our right to challenge a policy and the suicide exclusion are measured from the policy date. See "LIMITS ON YOUR RIGHT TO CHALLENGE THE POLICY" on page 67.


MATURITY DATE

The maturity date is the first policy anniversary after the Insured's 100th birthday. The policy ends on that date if the Insured is still alive and the maturity benefit is paid. If the Insured survives to the maturity date and You would like to continue the policy, We will extend the maturity date as long as this policy still qualifies as life insurance according to the Internal Revenue Service and Your state.

In order to extend the maturity date, all of the following conditions must be satisfied:

      o     The policy cannot be in the grace period;

      o All of the policy fund must be transferred to either the General Account or the Money Market investment division; and

      o     Death benefit option 1 must be elected.


(See the Extended Maturity Option section on page 34 for further details about this option).


If the maturity date is extended, the policy may not qualify as life insurance and there may be tax consequences. A tax advisor should be consulted before You elect to extend the maturity date.

YOU MAY REINSTATE YOUR POLICY

You may reinstate the policy within five years after it lapses. To reinstate the policy, You must:


      o     fully complete an application for reinstatement,

      o provide satisfactory evidence of insurability for the person or persons to be Insured,

      o     pay enough premium to cover all overdue monthly deductions,

      o increase the policy fund so that the policy fund minus any policy debt equals or exceeds the surrender charge,

      o     cover the next two months' deductions, and

      o     pay or restore any policy debt.

The policy date of the reinstated policy will be the beginning of the policy month that coincides with or follows the date that We approve Your reinstatement application. Previous loans will be reinstated.

WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT

We own the assets of Our Separate Account and use them to support Your policy and other variable life policies. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our General Account. The assets in the Separate Account generally are not chargeable with liabilities arising out of any other business We conduct. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

CHANGING THE SEPARATE ACCOUNT

We have the right to modify how We operate Our Separate Account. We have the right to:

      o add investment divisions to, or remove investment divisions from, Our Separate Account;

      o     combine two or more divisions within Our Separate Account;

      o withdraw assets relating to the policy from one investment division and put them into another;

      o eliminate the shares of a portfolio and substitute shares of another portfolio of the funds or another open-end investment company. This may happen if the shares of the portfolio are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the purposes of the Separate Account;

      o register or end the registration of Our Separate Account under the Investment Company Act of 1940;

      o operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of interested parties of Midland National);

      o disregard instructions from policy owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory policy. (We would do so only if required by state insurance regulatory authorities or otherwise pursuant to insurance law or regulation); and

      o operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In choosing these investments, We will rely on Our own or outside counsel for advice. In addition, We may disapprove of any change in investment advisors or in investment policies unless a law or regulation provides differently.

If automatic allocations (such as premiums automatically deducted from Your paycheck or bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment division that is removed or no longer available, and if You do not give Us other instructions, then any amounts that would have gone into the removed or closed investment division will be allocated to the money market investment division.

LIMITS ON OUR RIGHT TO CHALLENGE THE POLICY

We can challenge the validity of Your insurance policy (based on material misstatements in the application) if it appears that the Insured person is not actually covered by the policy under Our rules. There are limits on how and when We can challenge the policy:

      o We cannot challenge the policy after it has been in effect, during the Insured's lifetime, for two years from the date the policy was issued or reinstated. (Some states may require Us to measure this in some other way.)

      o We cannot challenge any policy change that requires evidence of insurability (such as an increase in face amount) after the change has been in effect for two years during the Insured's lifetime.

      o We can challenge at any time (and require proof of continuing disability) an additional benefit that provides benefits to the Insured person in the event that the Insured person becomes totally disabled.

If the Insured person dies during the time that We may challenge the validity of the policy, then We may delay payment until We decide whether to challenge the policy. If the Insured person's age or sex is misstated on any application, then the death benefit and any additional benefits will be changed. They will be those which would be purchased by the most recent deduction for the cost of insurance and the cost of any additional benefits at the Insured person's correct age and sex.

If the Insured person commits suicide within two years after the date on which the policy was issued, then the death benefit will be limited to the total of all paid premiums minus the amount of policy debt minus any partial withdrawals of net cash surrender value. If the Insured person commits suicide within two years after the effective date of Your requested face amount increase, then We will pay the face amount which was in effect before the increase, plus the monthly cost of insurance deductions for the increase (Some states require Us to measure this time by some other date).

YOUR PAYMENT OPTIONS

You may choose for policy benefits and other payments (such as the net cash surrender value or death benefit) to be paid immediately in one lump sum or in another form of payment. Payments under these options are not affected by the investment performance of any investment division. Instead, interest accrues pursuant to the option chosen. If You do not arrange for a specific form of payment before the Insured person dies, then the beneficiary will have this choice. However, if You do make an arrangement with Us for how the money will be paid, then the beneficiary cannot change Your choice. Payment options will also be subject to Our rules at the time of selection.

Lump Sum Payments
In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing checking account, called the "Midland Access Account" for the beneficiary in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our General Account. It is not a bank account and it is not Insured by the FDIC or any other government agency. As part of Our General Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Account.

Optional Payment Methods
Our consent is required when an optional payment is selected and the payee is either an assignee or not a natural person (i.e., a corporation). Currently, these alternate payment options are only available if the proceeds applied are more than $5,000 and periodic payments are at least $50.

You have the following payment options:

      1. Deposit Option: The money will stay on deposit with Us for a period that We agree upon. You will receive interest on the money at a declared interest rate.

      2.    Installment Options: There are two ways that We pay installments:

            o Fixed Period: We will pay the amount applied in equal installments plus applicable interest, for a specified time, up to 30 years.

            o Fixed Amount: We will pay the sum in installments in an amount that We agree upon. We will continue to pay the installments until We pay the original amount, together with any interest You have earned.

      3. Monthly Life Income Option: We will pay the money as monthly income for life. You may choose from 1 of 5 ways to receive the income. We will guarantee payments for:

            (1)   at least 5 years (called "5 Years Certain");

            (2)   at least 10 years (called "10 Years Certain");

            (3)   at least 15 years (called "15 Years Certain");

            (4)   at least 20 years (called "20 Years Certain") or


            (5) payment for life. With a life only payment option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, only one payment will be made.

      4. Other: You may ask Us to apply the money under any option that We make available at the time the benefit is paid.

We guarantee interest under the deposit installment options at 2.75% a year, but We may allow a higher rate of interest.

The beneficiary, or any other person who is entitled to receive payment, may name a successor to receive any amount that We would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the successor at any time.

We must approve any arrangements that involve more than one of the payment options, or a payee who is a fiduciary or not a natural person. Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect. These include:

      o     rules on the minimum amount We will pay under an option,

      o     minimum amounts for installment payments,

      o withdrawal or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment),

      o the naming of people who are entitled to receive payment and their successors, and

      o     the ways of proving age and survival.

You will choose a payment option (or any later changes) and Your choice will take effect in the same way as it would if You were changing a beneficiary. (See "YOUR BENEFICIARY" below). Any amounts that We pay under the payment options will not be subject to the claims of creditors or to legal process, to the extent that the law provides.

Even if the death benefit under the policy is excludible from income, payments under payment options may not be excludible in full. This is because earnings on the death benefit after the Insured's death are taxable and payments under the payment options generally include such earnings. You should consult a tax advisor as to the tax treatment of payments under payment options.

YOUR BENEFICIARY

You name Your beneficiary in Your policy application. The beneficiary is entitled to the insurance benefits of the policy. You may change the beneficiary during the Insured person's lifetime by writing to Our Executive Office. If no beneficiary is living when the Insured dies, We will pay the death benefit to the owner or owner's estate.

ASSIGNING YOUR POLICY

You may assign Your rights to this policy. You must send a copy of the assignment to Our Executive Office. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We receive notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.

WHEN WE PAY PROCEEDS FORM THIS POLICY

We will generally pay any death benefits, net cash surrender value, or loan proceeds within seven days after receiving the required form(s) at Our Executive Office. Death benefits are determined as of the date of the Insured person's death and will not be affected by subsequent changes in the accumulation unit values of the investment divisions. We pay interest from the date of death to the date of payment.

We may delay payment for one or more of the following reasons:

      (1) We are investigating the claim, contesting the policy, determining that the beneficiary is qualified to receive the proceeds (e.g., is not a minor or responsible for causing the death), or resolving other issues that must be determined before payment (e.g., conflicting claims to the proceeds).

      (2) We cannot determine the amount of the payment because the New York Stock Exchange is closed, the SEC has restricted trading in securities, or the SEC has declared that an emergency exists.

      (3) The SEC, by order, permits Us to delay payment to protect Our policy owners.

We may also delay any payment until Your premium checks have cleared Your bank. We may defer payment of any loan amount, withdrawal, or surrender from the General Account for up to six months after We receive Your request.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" or block Your policy fund. If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, loans, surrenders, or death benefits, make transfers, or continue making payments under Your payment option. If a policy fund were frozen, the policy fund would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator. We may also be required to provide information about You and Your policy to government agencies or departments.

CHANGE OF ADDRESS NOTIFICATION

To protect You from fraud or theft, We may verify any changes in address You request by sending a confirmation of the change of address to Your old address.


YOUR VOTING RIGHTS AS AN OWNER

We invest the assets of Our Separate Account divisions in shares of the funds' portfolios. Midland National is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:

      o     to elect the funds' Boards of Directors,

      o     to ratify the selection of independent auditors for the funds, and

      o on any other matters described in the funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940.

Even though We own the shares, We give You the opportunity to tell Us how to vote the number of shares that are allocated to Your policy. We will vote at shareholder meetings according to Your instructions.

The funds will determine how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions. The funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all policy owners, the We will vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We will also vote any fund shares that We alone are entitled to vote in the same proportions that policy owners vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the fund in Our own right or to restrict policy owner voting, then We may do so.

You may participate in voting only on matters concerning the fund portfolios in which Your policy fund has been invested. We determine Your voting shares in each division by dividing the amount of Your policy fund allocated to that division by the net asset value of one share of the corresponding fund portfolio. This is determined as of the record date set by the funds' Board for the shareholders meeting. We count fractional shares.

If You have a voting interest, We will send You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the funds' advisor or the investment policies of its portfolios. We will advise You if We do.

Other insurance companies own shares in the funds to support their variable insurance products. We do not foresee any disadvantage to this. Nevertheless, the funds' Boards of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We disagree with any fund action, then We will see that appropriate action is taken to protect Our policy owners.

DISTRIBUTION OF THE POLICIES

We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC ("Sammons Securities Company") for the distribution and sale of the policies. Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent Company of Midland National Life Insurance Company. Sammons Securities Company offers the policies through its registered representatives. Sammons Securities Company may enter into written sales agreements with other broker-dealers ("selling firms") for the sale of the policies. We pay commissions to Sammons Securities Company for sales of the Policies by its registered representatives as well as by selling firms. All of the portfolio companies make payments to Midland National under their distribution plans in consideration of services provided and expenses incurred by Midland National in distributing portfolio shares. These payments range from 0.10% to 0.25% of Separate Account assets invested in the particular fund.

Sales commissions may vary, but the maximum commission payable for policy sales is 85% of premiums during policy year 1, 3.5% during policy years 2-15, and 0.00% following policy year 15. We may also pay additional commissions calculated as a percentage of Your policy fund value at specified times (e.g. at the end of the fifth policy year). Further, for each premium received following an increase in base face amount, a commission on that premium will be paid up to the target premium for the increase in each year. The commission for the increase in face amount will be calculated using the commission rates for the corresponding policy year. We pay commissions for policies sold to policy owners in the substandard risk underwriting class and for rider premiums based on Our rules at the time of payment. We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for some of Sammons Securities Company's expenses, including the following sales expenses: registered representative training allowances; compensation and bonuses for the Sammons Securities Company's management team; advertising expenses; and all other expenses of distributing the policies. Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of policies. Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the policies may help registered representatives and/or their managers qualify for such benefits. Sammons Securities Company's registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the Policies, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a policy.

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the policy: (a) the premium load; (b) the surrender charge; (c) the mortality and expense charge; (d) the cost of insurance charge; (e) revenues, if any, received from the funds or their managers; and (f) investment earnings on amounts allocated under policies to the General Account. Commissions and other incentives or payments described above are not charged directly to You or the Variable Account.


The Statement of Additional Information (SAI) can provide You with more detailed information about distribution expenses, commissions, and compensation than is contained in this prospectus. A free copy of the SAI can be obtained by calling
(800) 272-1642 or by contacting Your registered representative.


LEGAL PROCEEDINGS

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on it, the Separate Account, or Sammons Securities Company, LLC.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account are contained in the Statement of Additional Information. Our financial statements should be distinguished from the Separate Account's financial statements and You should consider Our financial statements only as bearing upon Our ability to meet Our obligations under the policies. For a free copy of these financial statements and/or the Statement of Additional Information, please call or write to Us at Our Executive Office.

                                   DEFINITIONS

Accumulation Unit means the units credited to each investment division in the Separate Account.

Age means the age of the Insured person on his/her birthday which immediately precedes the policy date.

Attained Age means the age of the Insured person on his/her birthday preceding a policy anniversary date.

Beneficiary means the person or persons to whom the policy's death benefit is paid when the Insured person dies.


Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading (generally 3:00 p.m. Central Time).


Cash Surrender Value means the policy fund on the date of surrender, less any surrender charge.

Death Benefit means the amount payable under Your policy when the Insured person dies.

Evidence of Insurability means evidence, satisfactory to Us, that the Insured person is insurable and meets Our underwriting standards.

Executive Office means where You write to Us to pay premiums or take other action, such as transfers between investment divisions, changes in specified amount, or other such action regarding Your policy. The address is:

                     Midland National Life Insurance Company
                                One Midland Plaza
                              Sioux Falls, SD 57193

You may also reach Us at Our Executive Office by calling Us toll free at (800) 272-1642 or faxing Us at 605-373-8557.

Face Amount means the amount stated on the face of Your policy that will be paid either upon the death of the Insured or the policy maturity, whichever date is earliest.

Funds means the investment companies, commonly called mutual funds, that are available for investment by Separate Account A on the policy date or as later changed by Us.

Inforce means the Insured person's life remains Insured under the terms of the policy.

Investment Division means a division of Separate Account A which invests exclusively in the shares of a specified portfolio of a fund.

Minimum Premium Period: This is the period of time beginning on the policy date and ending five years from the policy date.

Modified Endowment Contract is a policy where premiums are paid more rapidly than the rate defined by a 7-pay test.

Monthly Anniversary means the day of each month that has the same numerical date as the policy date.

Net Cash Surrender Value means the cash surrender value less any outstanding policy loan.

Net Premium means the premium paid less a deduction for the premium load and less any per premium expenses.

Policy Anniversary: The same month and day of the policy date in each year following the policy date.

Policy Date means the date from which policy anniversaries and policy years are determined.

Policy Debt means the total loan on the policy on that date plus the interest that has accrued but has not been paid as of that date.

Policy Fund means the total amount of monies in Our Separate Account A Attributable to Your inforce policy plus any monies in Our General Account for Your policy.

Policy Month means a month that starts on a monthly anniversary and ends on the following monthly anniversary.

Policy Year means a year that starts on the policy date or on each anniversary thereafter.

Record Date means the date the policy is recorded on Our books as an inforce policy.

Separate Account means Our Separate Account A which receives and invests Your net premiums under the policy.

Specified Amount means the face amount of the policy. The term "specified amount" used in Your policy has the same meaning as the term "face amount" used in this prospectus.


Surrender Charge means a charge made only upon surrender of the policy.


                                   APPENDIX A

Generally, only policies issued after May 1, 1998, and prior to July 15, 2004 contain the Automatic Benefit Increase Provision Rider. The only exception to this would be if Your application was in the underwriting process prior to July
15, 2004. If this is the case, You may have an issue date later than July 15, 2004 and still have the Automatic Benefit Increase Provision.

If Your policy contains this rider, the following details apply:

                                    Fee Table

-----------------------------------------------------------------------------------------------------------------------------------

                        Periodic Fees Related to Owning the Policy Other than Portfolio Operating Expenses

-----------------------------------------------------------------------------------------------------------------------------------

                Charge                    When Charge Is Deducted                          Amount Deductedi

                                                                     --------------------------------------------------------------

                                                                           Maximum Guaranteed              Current Charge
                                                                                 Charge

-----------------------------------------------------------------------------------------------------------------------------------

                                                      Optional Rider Charges

-----------------------------------------------------------------------------------------------------------------------------------

Automatic Benefit Increase            Not Applicable                 None                          Nonei

-----------------------------------------------------------------------------------------------------------------------------------

iThe ABI Provision does not require separate monthly deductions, but it does affect the amount of Your monthly cost of insurance deduction by increasing Your face amount.

Automatic Benefit Increase Provision: The ABI can automatically increase Your face amount every two years, based on increases in the Consumer Price Index. The increases will occur on the 2nd policy anniversary and every two years thereafter, unless You reject an increase. The increases continue until the rider terminates. We send You a notice about the increase amounts at least 30 days before the increase date. You have the right to reject any increase by sending Us a written notice before it takes effect. If You reject an increase, then the ABI provision terminates.
(See Your ABI rider for exact details.)


We calculate each face amount increase under the ABI provision as follows:

      (a)   The eligible face amount, multiplied by

      (b) The Consumer Price Index 5 months before the increase date, divided by

      (c)   The Consumer Price Index 29 months before the increase date, minus

      (d)   The eligible face amount from part (a).

The eligible face amount is the sum of the portions of the face amount of insurance that are in the standard premium class.

The maximum increase is the lesser of $50,000 or 20% of the eligible face amount. The ABI provision automatically terminates once the total of the increases is more than twice the initial face amount. The Consumer Price Index is the U.S. Consumer Price Index for all urban customers as published by the U.S. Department of Labor. (See Your policy form for more details on this index.)

The ABI provision does not require separate monthly deductions, but it does affect the amount of Your monthly cost of insurance deduction by increasing Your face amount (See "Monthly Deductions From Your Policy Fund" on page 54).

ABI increases also increase the planned and no lapse guarantee premiums. (See Your ABI Rider and Your Base Policy Form for exact details.)

The Automatic Benefit Increase Provision may have tax consequences. Consult Your tax advisor for questions.

Automatic Benefit Increase Charges. There is no separate charge for the Automatic Benefit Increase (ABI) provision. The ABI can automatically increase Your face amount every two years, based on increases in the Consumer Price Index. You will be notified 30 days prior to the increase taking effect. As the automatic increases are applied the face amount of insurance will increase causing an increase in the amount at risk. The monthly cost of insurance deduction will increase to cover the additional amount at risk. You have the right to reject any increase by sending Us a written notice, at Our Executive Office before it takes effect. If You reject an increase, then the ABI provision terminates.

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account A, including more information about distribution expenses and compensation than is contained in this prospectus. The SAI is incorporated by reference into this prospectus and is legally a part of this prospectus. A free copy of the SAI can be obtained by calling (800) 272-1642 or by contacting Your registered representative. We will send You a copy of the SAI within 3 business days of Your request. The SAI will also be available on Our internet site at www.mnlife.com.

Personalized illustrations of death benefits, cash surrender values, and cash values are also available free of charge upon request. You can obtain a personalized illustration or make other policy inquiries by contacting Our Executive Office at:

                     Midland National Life Insurance Company
                                One Midland Plaza
                              Sioux Falls, SD 57193
                              Phone: (800) 272-1642
                               Fax: (605) 373-8557

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the SEC at 202-942-8090. Reports and other information about Midland National Life Insurance Company are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102.


SEC File No.   811-05271

================================================================================
--------------------------------------------------------------------------------
================================================================================

                   STATEMENT OF ADDITIONAL INFORMATION FOR THE

                       VARIABLE EXECUTIVE UNIVERSAL LIFE 2
                 Flexible Premium Variable Universal Life Policy
                                   Issued By:

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY
             (through the Midland National Life Separate Account A)






This Statement of Additional Information ("SAI") expands upon subjects discussed in the current prospectus for the Variable Executive Universal Life 2 Insurance Policy ("policy") offered by Midland National Life Insurance Company. You may obtain a free copy of the prospectus dated May 1, 2005, by contacting Us at Our Executive Office:




                     Midland National Life Insurance Company
                                One Midland Plaza
                              Sioux Falls, SD 57193

                           (605) 335-5700 (telephone)
                      (800) 272-1642 (toll-free telephone)
               (605) 373-8557 (facsimile for transaction requests)
             (605) 335-3621 (facsimile for administrative requests)




Terms used in the current prospectus for the policy are incorporated in this statement.







This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for this policy and the prospectuses for the 37 Portfolios currently available in the policy.









                                Dated May 1, 2005

                                TABLE OF CONTENTS

THE POLICY..................................................................4
      POLICYOWNER...........................................................4
      DEATH BENEFIT.........................................................4
      PAYMENT OPTIONS.......................................................5
      PREMIUM LIMITATIONS...................................................5
ABOUT US....................................................................6
      MIDLAND NATIONAL LIFE INSURANCE COMPANY...............................6
      OUR SEPARATE ACCOUNT A................................................6
      OUR REPORTS TO POLICYOWNERS...........................................6
      DIVIDENDS.............................................................7
      DISTRIBUTION OF THE POLICIES..........................................7
      REGULATION............................................................8
      DISCOUNT FOR EMPLOYEES OF SAMMONS ENTERPRISES, INC....................8
      LEGAL MATTERS.........................................................8
      FINANCIAL MATTERS.....................................................8
      ADDITIONAL INFORMATION................................................9
PERFORMANCE.................................................................9
      HISTORICAL ANNUALIZED RETURNS.........................................9
      HISTORICAL CUMULATIVE RETURNS........................................10
ILLUSTRATIONS..............................................................12
FINANCIAL STATEMENTS.......................................................12

                                   THE POLICY

The entire contract is made up of the policy, including any supplemental benefit, schedules, the signed written application for the policy, and any attached supplemental written application(s). We assume that each statement made in the written application is made to the best of the knowledge and belief of the person(s) who made them and, in the absence of fraud, those statements are deeded to be representations and not warranties. We cannot use any statement to deny a claim or to void the policy unless it is contained in a written application that is made part of the policy by attachment or insertion.

POLICYOWNER
The policyowner is the insured unless another individual has been named in the application. As policyowner, You are entitled to exercise all rights under Your policy while the insured is alive. Without any beneficiary consent You can:

      1.    Transfer ownership of Your policy by absolute assignment;

      2.    Designate, change or revoke a contingent owner; or

      3.    Change any revocable beneficiary during the insured's lifetime.

With each irrevocable beneficiary's consent, You may:

      1.    Change the irrevocable beneficiary during the insured's lifetime;

      2. Receive any benefit, exercise any right, and use any privilege granted by Your policy allowed by Us; or

      3.    Agree with Us to any change or amendment of Your policy.

If You die while the insured is alive, the contingent owner, if any, will become the owner. If there is no contingent owner, ownership will pass to Your estate.

DEATH BENEFIT
As long as the policy is still in force, We will pay the death benefit to the beneficiary when the insured dies. Federal tax law may require a greater death benefit than the one provided for in Your policy. This benefit is a percentage multiple of Your policy fund. The percentage declines as the insured person gets older (this is referred to as the "corridor" percentage). The minimum death benefit will be Your policy fund on the day the insured person dies multiplied by the percentage for his or her age. For this purpose, age is the attained age (last birthday) at the beginning of the policy year of the insured person's death. Below is a table of corridor percentages and some examples of how they work.

                          Table of Corridor Percentages
                              Based on Policy Fund

  If the Insured        The Death Benefit Will Be At       If the Insured     The Death Benefit Will Be At Least
   Person's Age        Least Equal To This Percent Of       Person's Age         Equal To This Percent Of The
     Is This                  The Policy Fund                 Is This                     Policy Fund
     -------                  ---------------                 -------                     -----------
       0-40                         250%                         60                          130%
        41                          243%                         61                          128%
        42                          236%                         62                          126%
        43                          229%                         63                          124%
        44                          222%                         64                          122%
        45                          215%                         65                          120%
        46                          209%                         66                          119%
        47                          203%                         67                          118%
        48                          197%                         68                          117%
        49                          191%                         69                          116%
        50                          185%                         70                          115%
        51                          178%                         71                          113%
        52                          171%                         72                          111%
        53                          164%                         73                          109%
        54                          157%                         74                          107%
        55                          150%                       75-90                         105%
        56                          146%                         91                          104%
        57                          142%                         92                          103%
        58                          138%                         93                          102%
        59                          134%                         94                          101%
                                                               95-99                         100%

These percentages are based on federal income tax law which requires a minimum death benefit, in relation to policy fund, for Your policy to qualify as life insurance.

For example, assume the insured person is 55 years old and the face amount is $100,000. The "corridor percentage" at that age is 150%. Under option 1, the death benefit will generally be $100,000. However, when the policy fund is greater than $66,666,67, the corridor percentage applies and the death benefit will be greater than $100,000 (since 150% of $66,666.67 equals $100,000). In this case, at age 55, We multiply the policy fund by a factor of 150%. So if the policy fund were $70,000, then the death benefit would be $105,000.

Under option 2, the death benefit is the face amount plus the policy fund. In this example, if a 55 year-old had a face amount of $100,000 and a policy fund of $200,000, then the death benefit would be $300,000. This figure results from either: (a) adding the face amount to the policy fund or (b) multiplying the policy fund by the corridor percentage. For all policy funds higher than this level, the corridor percentage would apply. Therefore, for every $1.00 added to the policy fund above $200,000, the death benefit would increase by $1.50 (at that age).

PAYMENT OPTIONS
You may choose for policy benefits and other payments (such as the net cash surrender value or death benefit) to be paid immediately in one lump sum or in another form of payment. Payments under these options are not affected by the investment performance of any investment division. Instead, interest accrues pursuant to the option chosen. If You do not arrange for a specific form of payment before the insured person dies, then the beneficiary will have this choice. However, if You do make an arrangement with Us for how the money will be paid, then the beneficiary cannot change Your choice. Payment options will also be subject to Our rules at the time of selection.

PREMIUM LIMITATIONS
Federal law limits the premiums that can be paid if this policy is to qualify as life insurance for tax purposes. We will not accept a premium that would cause this limit to be exceeded. If We accept such a premium in error, We will refund it as soon as the error is discovered.

If a policy change is executed that causes this policy to exceed the maximum premium limits allowed by federal law, We will refund the excess premium when the total premiums paid exceed the federal limits.

We will accept any premium needed to keep this policy in force.

                                    ABOUT US

MIDLAND NATIONAL LIFE INSURANCE COMPANY
We are Midland National Life Insurance Company, a stock life insurance company. We were organized, in 1906, in South Dakota, as a mutual life insurance company at that time named "The Dakota Mutual Life Insurance Company". We were reincorporated as a stock life insurance company in 1909. Our name, Midland National Life Insurance Company, was adopted in 1925. We redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, and Puerto Rico.

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

OUR SEPARATE ACCOUNT A
The "Separate Account" is Our Separate Account A, established under the insurance laws of the State of Iowa. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 but this registration does not involve any SEC supervision of its management or investment policies. The Separate Account meets the definition of a "Separate Account" under the federal securities laws. Income, gains and losses credited to, or charged against, the Separate Account reflects the investment experience of the Separate Account and not the investment experience of Midland National's other assets. The assets of the Separate Account may not be used to pay any liabilities of Midland National's other assets and Midland National is obligated to pay all amounts guaranteed under the policy.

The Separate Account has a number of investment divisions, each of which invests in the shares of a corresponding portfolio of the funds. You may allocate part or all of Your net premiums in up to ten of the thirty-seven investment divisions of Our Separate Account at any one time.

OUR REPORTS TO POLICYOWNERS
We currently intend to send You reports shortly after the end of the third, sixth, ninth, and twelfth policy months of each policy year that show:

      o     the current death benefit for Your policy,

      o     Your policy fund,

      o     information about investment divisions,

      o     the cash surrender value of Your policy,

      o     the amount of Your outstanding policy loans,

      o     the amount of any interest that You owe on the loan, and

      o     information about the current loan interest rate.

The annual report will show any transactions involving Your policy fund that occurred during the policy year. Transactions include Your premium allocations, Our deductions, and Your transfer or withdrawals. The annual or other periodic statements provide confirmations of certain regular, periodic items (such as monthly deductions and premium payments by Civil Service Allotment or automatic checking account deductions). We may change these reporting practices. Confirmations will be sent to You for transfers of amounts between investment divisions and certain other policy transactions.

Our report also contains information that is required by the insurance supervisory official in the jurisdiction in which this insurance policy is delivered.

We will send You semi-annual reports with financial information on the funds.

DIVIDENDS
We do not pay any dividends on these policies.

DISTRIBUTION OF THE POLICIES
The policies are offered to the public on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

Sammons Securities Company, LLC ("Sammons Securities Company") serves as principal underwriter for the policies. Sammons Securities Company is a Delaware limited liability company and is its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103. Sammons Securities Company is an indirect, wholly-owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas which in turn is the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Sammons Securities Company offers the policies through its registered representatives. Sammons Securities Company is a member of the Securities Investor Protection Corporation. Sammons Securities Company also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Registered representatives are appointed as our insurance agents.

Sammons Securities Company received sales compensation with respect to these policies and other variable life policies not included in this registration statement under the Midland National Life Separate Account A in the following amounts during the years indicated:

---------------------- ----------------------------------------------- -----------------------------------------------------

                       Aggregate Amount of Commissions Paid to         Aggregate Amount of Commissions  Retained by
Fiscal year            Sammons Securities Company *                    Sammons Securities Company*

---------------------- ----------------------------------------------- -----------------------------------------------------
2002                   $ 11,064,683                                    $38,957**
---------------------- ----------------------------------------------- -----------------------------------------------------
2003                   $ 11,414,872                                    $83,785
---------------------- ----------------------------------------------- -----------------------------------------------------

2004                   $ 11,280,611                                    $84,005

---------------------- ----------------------------------------------- -----------------------------------------------------

* Includes total sales compensation paid to registered persons of Sammons Securities Company and an underwriting fee of 1.25% of first-year commissions paid to Sammons Securities Company for all of Midland Nationals variable universal life insurance policies under Separate Account A.
**For period August 1, 2002 through December 31, 2002.


Sammons Securities Company passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the policies. However, under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

      o     sales representative training allowances,

      o     deferred compensation and insurance benefits,

      o     advertising expenses, and

      o     all other expenses of distributing the policies.

We and/or Sammons Securities Company may pay certain selling firms additional amounts for

      o "preferred product" treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives;

      o     sales promotions relating to the policies;

      o costs associated with sales conferences and educational seminars for their sales representatives; and

      o     other sales expenses incurred by them.

We and/or the Distributor may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

Pending regulatory approvals, We intend to distribute the policies in all states, except New York, and in certain possessions and territories.

REGULATION
We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell policies. This policy has been filed with and, as necessary, approved by insurance officials in those states. The provisions of this policy may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell policies. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations.

We are also subject to various federal securities laws and regulations with respect to the Separate Account and the policies.

DISCOUNT FOR EMPLOYEES OF SAMMONS ENTERPRISES, INC.

Employees of Sammons Enterprises, Inc. may receive a discount of up to 25% of first year premiums. Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee's policy during the first year. All other policy provisions will apply.

LEGAL MATTERS
The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws. We are not currently involved in any material legal proceedings.

FINANCIAL MATTERS
The financial statements of Midland National Life Separate Account A and Midland National Life Insurance Company, included in this SAI and the registration statement, have been audited by PricewaterhouseCoopers LLP, independent auditors, for the periods indicated in their report which appears in this SAI. The address for PricewaterhouseCoopers LLP is Bank of America Plaza, 800 Market Street, St. Louis, MO 63101-2695. The financial statements have been included in reliance upon reports given upon the authority of the firm as experts in accounting and auditing.

ADDITIONAL INFORMATION
We have filed a Registration Statement relating to the Separate Account and the variable life insurance policy described in this SAI with the SEC. The Registration Statement, which is required by the Securities Act of 1933, includes additional information that is not required in this SAI under the rules and regulations of the SEC. If You would like additional information, then You may obtain it from the SEC's main office in Washington, DC. You will have to pay a fee for the material.

                                   PERFORMANCE

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. We base the performance information on the investment experience of the investment division and the funds. The information does not indicate or represent future performance.
Total return quotations reflect changes in funds' share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of the mortality and expense risk charge. The quotations will not reflect deductions from premiums (the sales charge, premium tax charge, and any per premium expense charge), the monthly deduction from the policy fund (the expense charge, the cost of insurance charge, and any charges for additional benefits), the surrender charge, or other transaction charges. These fees and charges would have reduced the performance shown. Therefore, these returns do not show how actual investment performance will affect policy benefits. A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Average annual total returns tend to smooth out variations in an investment division's returns and are not the same as actual year-by-year results.

Midland National may advertise performance figures for the investment divisions based on the performance of a portfolio before the Separate Account commenced operations.


Historical
Annualized
Returns


As of December 31,

2004

--------------------------------------------------------------------------------------------------------
         Investment Division              Date of        1-Year            5-Year           Life of
                                         Inception                                            Fund
--------------------------------------------------------------------------------------------------------

 AIM V.I. Financial Services Fund1       9/21/1999        7.69%            5.18%            6.93%

--------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund2           5/22/1997        6.59%            2.51%            8.23%

--------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio          1/9/1989         4.53%           -7.27%           11.92%

--------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap          1/25/1995

Portfolio                                                 7.20%           -10.29%          13.91%

--------------------------------------------------------------------------------------------------------
Alger American MidCap Growth             5/3/1993

Portfolio                                                12.02%            2.79%           14.19%

--------------------------------------------------------------------------------------------------------
Alger American Small Capitalization      9/21/1988

Portfolio                                                15.51%           -9.72%            9.73%

--------------------------------------------------------------------------------------------------------

American Century VP Balanced             5/1/1991         8.78%            1.24%            6.98%

--------------------------------------------------------------------------------------------------------
American Century VP Capital             11/20/1987

Appreciation                                              6.60%           -5.22%            6.00%

--------------------------------------------------------------------------------------------------------
American Century VP Income &            10/30/1997

Growth                                                   11.97%           -1.61%            5.38%

--------------------------------------------------------------------------------------------------------

American Century VP International        5/1/1994        13.88%           -8.52%            5.18%

--------------------------------------------------------------------------------------------------------

American Century VP Value                5/1/1996        13.30%           10.41%           10.25%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth       1/3/1995

Portfolio                                                 5.01%           -3.09%            7.41%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio     9/6/1989         4.51%           -0.01%            7.77%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio          1/3/1995         4.51%            0.39%            6.24%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio        1/3/1995        14.43%            1.03%           13.07%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio     10/9/1986       10.52%            3.51%           10.12%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income            12/31/1996        4.83%           -1.72%            6.25%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities        1/3/1995

Portfolio                                                 6.21%           -5.91%            6.42%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio            10/9/1986        2.43%           -7.65%           10.11%

--------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio       9/19/1985        8.59%           -1.17%            6.89%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio         8/27/1992        9.61%           -3.41%            9.88%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond       12/5/1988

Portfolio                                                 3.50%            6.92%            6.61%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Mid Cap Portfolio          12/28/1998       23.79%           14.07%           19.63%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio          1/28/1987       12.60%           -4.59%            5.64%

--------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income             12/11/1989       11.63%            4.53%           11.51%

--------------------------------------------------------------------------------------------------------

Lord Abbett International                9/15/1999       19.62%           -5.96%           -0.99%

--------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value                9/15/1999       22.92%           17.05%           15.64%

--------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series           7/24/1995       11.93%           -13.04%           7.00%

--------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series           10/9/1995       10.34%           -2.94%            6.96%

--------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series             5/1/1998         5.54%           -2.85%            6.37%

--------------------------------------------------------------------------------------------------------

MFS VIT Research Series                  7/26/1995       14.80%           -4.85%            6.82%

--------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio           4/30/1998        3.93%            6.51%            5.47%

--------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio         2/16/1999        0.92%            4.26%            3.91%

--------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio          9/30/1999        8.57%            5.22%            4.37%

--------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio        12/31/1997        7.93%           10.78%           10.16%

--------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund       9/1/1989        22.86%           10.74%            5.35%

--------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO VIF-Health Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed AIM V.I. Global Health Care Fund)



Historical Cumulative Returns



As of December 31, 2004


--------------------------------------------------------------------------------------------------------
         Investment Division            Date of        1-Year            5-Year           Life of
                                       Inception                                            Fund
--------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund1      9/21/1999        7.69%            0.0518            6.93%

--------------------------------------------------------------------------------------------------------

AIM V.I. Health Sciences Fund2         5/22/1997        6.59%            2.51%             8.23%

--------------------------------------------------------------------------------------------------------

Alger American Growth Portfolio        1/9/1989         4.53%            -7.27%            11.92%

--------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap        1/25/1995

Portfolio                                               7.20%           -10.29%            13.91%

--------------------------------------------------------------------------------------------------------
Alger American MidCap Growth           5/3/1993

Portfolio                                              12.02%            2.79%             14.19%

--------------------------------------------------------------------------------------------------------
Alger American Small Capitalization    9/21/1988

Portfolio                                              15.51%            -9.72%            9.73%

--------------------------------------------------------------------------------------------------------
American Century VP Balanced           5/1/1991

Fund                                                    8.78%            1.24%             6.98%

--------------------------------------------------------------------------------------------------------
American Century VP Capital           11/20/1987

Appreciation Fund                                       6.60%            -5.22%            6.00%

--------------------------------------------------------------------------------------------------------
American Century VP Income &          10/30/1997

Growth Fund                                            11.97%            -1.61%            5.38%

--------------------------------------------------------------------------------------------------------
American Century VP International      5/1/1994

Fund                                                   13.88%            -8.52%            5.18%

--------------------------------------------------------------------------------------------------------

American Century VP Value Fund         5/1/1996        13.30%            10.41%            10.25%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth     1/3/1995

Portfolio                                               5.01%            -3.09%            7.41%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio   9/6/1989         4.51%            -0.01%            7.77%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio        1/3/1995         4.51%            0.39%             6.24%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio      1/3/1995        14.43%            1.03%             13.07%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio   10/9/1986       10.52%            3.51%             10.12%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income          12/31/1996        4.83%            -1.72%            6.25%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities      1/3/1995

Portfolio                                               6.21%            -5.91%            6.42%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio          10/9/1986        2.43%            -7.65%            10.11%

--------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio     9/19/1985        8.59%            -1.17%            6.89%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio       8/27/1992        9.61%            -3.41%            9.88%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond     12/5/1988

Portfolio                                               3.50%            6.92%             6.61%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Mid Cap Portfolio        12/28/1998       23.79%            0.1407            19.63%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio        1/28/1987       12.60%            -4.59%            5.64%

--------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income           12/11/1989       11.63%            4.53%             11.51%

--------------------------------------------------------------------------------------------------------

Lord Abbett International              9/15/1999       19.62%           -0.0596            -0.99%

--------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value              9/15/1999       22.92%            0.1705            15.64%

--------------------------------------------------------------------------------------------------------

MFS VIT Emerging Growth Series         7/24/1995       11.93%           -13.04%            7.00%

--------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series         10/9/1995       10.34%            -2.94%            6.96%

--------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series           5/1/1998         5.54%           -0.0285            6.37%

--------------------------------------------------------------------------------------------------------

MFS VIT Research Series                7/26/1995       14.80%            -4.85%            6.82%

--------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio         4/30/1998        3.93%            6.51%             5.47%

--------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio       2/16/1999        0.92%            4.26%             3.91%

--------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio        9/30/1999        8.57%            5.22%             4.37%

--------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio      12/31/1997        7.93%            10.78%            10.16%

--------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets          9/1/1989        22.86%            10.74%            5.35%
Fund

--------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2FormerlyINVESCO VIF-Health Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed
AIM V.I. Global Health Care Fund)



                                  ILLUSTRATIONS


Midland National may provide individual hypothetical illustrations of policy fund, cash surrender value, and death benefits based on the funds' historical investment returns. These illustrations will reflect the deduction of expenses in the funds and the deduction of policy charges, including the mortality and expense risk charge, the deductions from premiums, the monthly deduction from the contract fund and the surrender charge. The hypothetical illustrations are designed to show the performance that could have resulted if the policy had been in existence during the period illustrated and do not indicate what contract benefits will be in the future.

                              FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company included in this SAI should be distinguished from the financial statements of the Midland National Life Separate Account A and should be considered only as bearing upon the ability of Midland National Life Insurance Company to meet its obligations under the policies. They should not be considered as bearing upon the investment performance of the assets held in the Separate Account.

xxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxxx

      Midland National Life Insurance Company

      (an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)

      Financial Statements

      December 31, 2004, 2003 and 2002

Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Index
December 31, 2004, 2003 and 2002
--------------------------------------------------------------------------------


                                                                         Page(s)

Report of Independent Registered Public Accounting Firm........................1

Financial Statements

Balance Sheets   2

Statements of Income...........................................................3

Statements of Stockholder's Equity.............................................4

Statements of Cash Flows.....................................................5-6

Notes to Financial Statements...............................................7-31

             Report of Independent Registered Public Accounting Firm


      The Board of Directors and Stockholder of Midland National Life Insurance Company


      In our opinion, the accompanying balance sheets and the related statements of income, of stockholder's equity, and of cash flows present fairly, in all material respects, the financial position of Midland National Life Insurance Company (an indirect, wholly owned subsidiary of Sammons Enterprises, Inc.) (the "Company") at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      As discussed in Note 1 to the financial statements the Company changed its method of accounting in 2004 for certain contracts issued by adopting American Institute of Certified Public Accountants Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, and for modified coinsurance reinsurance by adopting Statement of Financial Accounting Standards No. 133 Implementation Issue No. B36, Embedded
      Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments.


       /s/
       ----------------------------------------
       PricewaterhousesCoopers LLP

       April 22, 2005


Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Balance Sheets
--------------------------------------------------------------------------------
December 31, 2004 and 2003
--------------------------------------------------------------------------------

(amounts in thousands, except share and per share amounts)                              2004                2003

Assets
Investments
    Fixed maturities                                                                    $14,171,511         $11,418,585
    Equity securities                                                                       298,907             320,049
    Mortgage loans                                                                          436,261             483,595
    Policy loans                                                                            272,315             269,441
    Short-term investments                                                                  135,610             209,268
    Other invested assets and derivatives                                                   261,924             302,964
                                                                                  ------------------  ------------------
              Total investments                                                          15,576,528          13,003,902
Cash                                                                                         27,495              33,268
Accrued investment income                                                                   151,742             143,187
Deferred policy acquisition costs                                                         1,019,716           1,013,898
Deferred sales inducements                                                                  275,863             219,470
Present value of future profits of acquired businesses                                       43,254              48,502
Income tax asset                                                                            104,752              68,444
Other receivables and other assets                                                           78,996              71,787
Reinsurance receivables                                                                   1,352,839           1,156,434
Assets held in trust - restricted                                                                 -              29,199
Separate accounts assets                                                                    602,723             488,815
                                                                                  ------------------  ------------------
              Total assets                                                              $19,233,908         $16,276,906
                                                                                  ------------------  ------------------
Liabilities and Stockholder's Equity
Liabilities
    Policyholder account balances                                                       $14,825,850         $12,294,754
    Policy benefit reserves                                                                 786,500             713,282
    Policy claims and benefits payable                                                      112,902              92,684
    Repurchase agreements and collateral on derivative instruments                        1,244,877           1,040,429
    Other liabilities                                                                       410,738             460,650
    Trust fund payable                                                                            -              29,199
    Separate account liabilities                                                            602,723             488,815
                                                                                  ------------------  ------------------
              Total liabilities                                                          17,983,590          15,119,813
                                                                                  ------------------  ------------------
Commitments and contingencies
Stockholder's equity
    Common stock, $1 par value, 2,549,439 shares authorized,
     2,548,878 shares outstanding                                                             2,549               2,549
    Additional paid-in capital                                                              268,707             268,707
    Accumulated other comprehensive income                                                   97,243              65,252
    Retained earnings                                                                       881,819             820,585
                                                                                  ------------------  ------------------
              Total stockholder's equity                                                  1,250,318           1,157,093
                                                                                  ------------------  ------------------
              Total liabilities and stockholder's equity                                $19,233,908         $16,276,906
                                                                                  ------------------  ------------------


   The accompanying notes are an integral part of these financial statements.


Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Statements of Income
--------------------------------------------------------------------------------
Years Ended December 31, 2004, 2003 and 2002
--------------------------------------------------------------------------------

(amounts in thousands)                                                 2004               2003               2002

Revenues
Premiums                                                                $ 109,095          $ 112,118          $  96,815
Interest sensitive life and investment product charges                    247,658            225,966            157,699
Net investment income                                                     827,653            595,149            324,374
Net realized investment (losses) gains                                     (3,914)             3,482             14,514
Net unrealized (losses) gains on derivative instruments                    (8,063)            17,024            (22,115)
Other income                                                                6,300              6,601              5,066
                                                                  ----------------   ----------------   ----------------
              Total revenue                                             1,178,729            960,340            576,353
                                                                  ----------------   ----------------   ----------------
Benefits and expenses
Benefits incurred                                                         223,052            187,400            145,414
Amortization of deferred sales inducements                                 21,076             15,748                804
Interest credited to policyholder account balances                        575,534            400,478            211,811
                                                                  ----------------   ----------------   ----------------
              Total benefits                                              819,662            603,626            358,029
                                                                  ----------------   ----------------   ----------------
Operating expenses (net of commissions and other
 expenses deferred)                                                        74,462             81,073             44,386
Amortization of deferred policy acquisition costs and
 present value of future profits of acquired businesses                   116,504            113,614             49,197
                                                                  ----------------   ----------------   ----------------
              Total benefits and expenses                               1,010,628            798,313            451,612
                                                                  ----------------   ----------------   ----------------
              Income before income taxes and cumulative
               effect of a change in accounting principle                 168,101            162,027            124,741
Income tax expense                                                         58,318             55,328             43,021
                                                                  ----------------   ----------------   ----------------
              Income before cumulative effect of a
               change in accounting principle                             109,783            106,699             81,720
Cumulative effect on prior years of change in
 accounting principle                                                      (7,549)                 -                  -
                                                                  ----------------   ----------------   ----------------
              Net income                                                $ 102,234          $ 106,699          $  81,720
                                                                  ----------------   ----------------   ----------------

Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Statements of Stockholder's Equity
--------------------------------------------------------------------------------
Years Ended December 31, 2004, 2003 and 2002


                                                                                            Accumulated
                                                               Additional                    Other                      Total
                                                     Common     Paid-in     Comprehensive  Comprehensive  Retained   Stockholder's
(amounts in thousands)                               Stock      Capital     Income (Loss)  Income (Loss)  Earnings     Equity

Balances at December 31, 2001                        $ 2,549    $  33,707                   $ (31,568)    $ 695,166   $  699,854
Comprehensive income
   Net income                                                                $  81,720                       81,720       81,720
   Other comprehensive income
     Net unrealized gain on available-for-sale investments
      and certain interest rate swaps (net of tax $38,318)                      71,164         71,164                     71,164
                                                                            -----------
           Total comprehensive income                                        $ 152,884
                                                                            -----------
Capital contribution                                               10,000                                                 10,000
Dividends paid on common stock                                                                              (27,000)     (27,000)
                                                    ---------  -----------                 -----------   ----------- ------------
Balances at December 31, 2002                          2,549       43,707                      39,596       749,886      835,738
Comprehensive income
   Net income                                                                $ 106,699                      106,699      106,699
   Other comprehensive income
     Minimum pension liability (net of tax $407)                                  (756)          (756)                      (756)
     Net unrealized gain on available-for-sale investments
      and certain interest rate swaps (net of tax $14,222)                      26,412         26,412                     26,412
                                                                            -----------
           Total comprehensive income                                        $ 132,355
                                                                            -----------
Capital contribution                                              225,000                                                225,000
Dividends paid on common stock                                                                              (36,000)     (36,000)
                                                    ---------  -----------                 -----------   ----------- ------------
Balances at December 31, 2003                          2,549      268,707                      65,252       820,585    1,157,093
Comprehensive income
   Net income                                                                $ 102,234                      102,234      102,234
   Other comprehensive income
     Minimum pension liability (net of tax $1,572)                              (2,920)        (2,920)                    (2,920)
     Net unrealized gain on available-for-sale investments
      and certain interest rate swaps (net of tax $18,798)                      34,911         34,911                     34,911
                                                                            -----------
           Total comprehensive income                                        $ 134,225
                                                                            -----------
Dividends paid on common stock                                                                              (41,000)     (41,000)
                                                    ---------  -----------                 -----------   ----------- ------------
Balances at December 31, 2004                        $ 2,549    $ 268,707                   $  97,243     $ 881,819  $ 1,250,318
                                                    ---------  -----------                 -----------   ----------- ------------


   The accompanying notes are an integral part of these financial statements.


Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Statements of Cash Flows
--------------------------------------------------------------------------------
Years Ended December 31, 2004, 2003 and 2002


(amounts in thousands)                                                       2004               2003               2002

Cash flows from operating activities
Net income                                                                 $ 102,234          $ 106,699          $  81,720
Adjustments to reconcile net income to net cash
 provided by (used in) operating activities
    Amortization of deferred policy acquisition costs,
     deferred sales inducements and
     present value of future profits of
     acquired businesses                                                     137,580            129,362             50,001
    Net amortization of premiums and discounts on
     investments                                                             102,659             40,694             46,795
    Policy acquisition costs deferred                                       (222,276)          (265,951)          (281,385)
    Sales inducements costs deferred                                         (99,767)          (127,882)           (87,837)
    Net realized investment losses (gains)                                     3,914             (3,482)           (14,514)
    Net unrealized losses (gains) on derivative
     instruments                                                               8,063            (17,024)            22,115
    Cumulative effect of accounting change                                     7,549                  -                  -
    Deferred income taxes                                                    (49,696)           (17,447)           (18,166)
    Net interest credited and product charges on
     universal life and investment policies                                  559,296            344,543            132,368
    Changes in other assets and liabilities
      Net receivables                                                        (17,263)          (100,577)           (22,345)
      Net payables                                                           (53,059)           (19,808)            (9,203)
      Policy benefits                                                       (102,707)           (17,240)             6,319
      Other                                                                   29,558            (10,966)               188
                                                                    -----------------  -----------------  -----------------
              Net cash provided by (used in) operating
               activities                                                    406,085             40,921            (93,944)
                                                                    -----------------  -----------------  -----------------
Cash flows from investing activities
Proceeds from investments sold, matured or repaid
    Fixed maturities                                                       5,590,085          6,407,146          5,274,090
    Equity securities                                                        222,225            306,724            118,338
    Mortgage loans                                                            41,368             65,711                  -
    Other invested assets and derivatives                                     59,716            157,831             38,282
Cost of investments acquired
    Fixed maturities                                                      (8,163,700)        (8,645,932)        (7,789,238)
    Equity securities                                                       (197,675)          (380,292)          (129,451)
    Other invested assets and derivatives                                   (176,351)          (114,483)          (122,988)
Purchase of CHC                                                                    -           (290,188)                 -
Net change in policy loans                                                    (2,874)            (2,222)               172
Net change in short-term investments                                          73,360            256,608            (88,630)
Net change in repurchase agreements and
 collateral on swap agreements                                               204,448            (32,593)           615,096
Net change in amounts due to brokers                                            (599)           (18,177)           (91,786)
                                                                    -----------------  -----------------  -----------------
              Net cash used in investing activities                       (2,349,997)        (2,289,867)        (2,176,115)
                                                                    -----------------  -----------------  -----------------


Cash flows from financing activities
Receipts from universal life and investment products                       2,849,016          2,839,656          2,761,615
Benefits paid on universal life and investment
 products                                                                   (869,877)          (756,241)          (461,264)
Cash paid on coinsurance agreement                                                 -            (13,817)                 -
Capital contributions received                                                     -            225,000             10,000
Dividends paid on common stock                                               (41,000)           (36,000)           (27,000)
                                                                    -----------------  -----------------  -----------------
              Net cash provided by financing activities                    1,938,139          2,258,598          2,283,351
                                                                    -----------------  -----------------  -----------------
              (Decrease) increase in cash                                     (5,773)             9,652             13,292
Cash
Beginning of year                                                             33,268             23,616             10,324
                                                                    -----------------  -----------------  -----------------
End of year                                                                $  27,495          $  33,268          $  23,616
                                                                    -----------------  -----------------  -----------------
Supplemental disclosures of cash flow information
Cash paid during the year for
    Interest                                                                 $     -            $     -            $    25
    Income taxes, paid to parent                                             107,788             92,221             42,908

Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Notes to Consolidated Financial Statements
December 31, 2004, 2003 and 2002
--------------------------------------------------------------------------------
1.      Summary of Significant Accounting Policies

        Organization
        Midland National Life Insurance Company ("Midland National") is a wholly owned subsidiary of Sammons Enterprises, Inc. ("SEI"). Effective January 8, 2003, Midland National acquired through a purchase agreement, 100% of the outstanding shares of CHC Holding Inc. ("CHC") (Note 10). Companies owned by CHC included the insurance entity, Clarica Life Insurance Company - U.S. ("Clarica Life") and three noninsurance entities that provide various services on behalf of Clarica Life. Together, these companies (collectively the "Company") operate predominantly in the individual life and annuity business of the life insurance industry and are licensed to operate in 49 states and the District of Columbia. The accompanying financial statements for 2003 include the consolidated accounts of the Company, including the results of operations and cash flows of CHC for the time period from January 8, 2003 (date of purchase) through December 31, 2003. All significant inter-company accounts and transactions were eliminated in consolidation. Effective April 2004, all of the assets and liabilities of CHC, Clarica Life and the three noninsurance entities were merged into Midland National and the respective shares of each company retired.

        The Company is affiliated through common ownership with North American Company for Life and Health Insurance ("North American") and North American Company for Life and Health Insurance of New York ("NANY").

        Use of Estimates
        In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and a decrease in the value of its investments. Policyholder persistency is also affected by changes in interest rates. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.

        Investments
        The Company is required to classify its fixed maturity investments (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company currently has no securities classified as held-to-maturity or trading.


        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at market value with the unrealized holding gains and losses included as other comprehensive income in stockholder's equity, net of related adjustments to deferred policy acquisition costs, deferred income taxes and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses). Cash flows from available-for-sale security transactions are included in investing activities in the statements of cash flows.

        For collateralized mortgage obligations ("CMO's") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.

        The majority of the mortgage loans were acquired as part of the CHC acquisition in 2003 and were recorded at fair value as of the purchase date. Mortgage loans are carried at the adjusted unpaid balances less allowance for losses.

        Short-term investments are carried at amortized cost, which approximates fair value. Policy loans are carried at unpaid principal balances.

        Other invested assets and derivatives are primarily comprised of interest rate swaps, options, joint ventures and limited partnerships. The interest rate swaps and options are reported at quoted market prices. Investments in joint ventures and limited partnerships are recorded under the equity method of accounting and reviewed for impairment on a periodic basis.

        Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments.

        The Company's accounting policy for impairment recognition requires other than temporary impairment charges to be recorded. Factors considered in evaluating whether a decline in value is other than temporary include the length of time and magnitude by which the fair value is less than cost; the financial condition, enterprise value and prospects of the investment combined with the intent and ability of the Company to hold the investment. Other considerations are also taken into account such as, but not limited to financial ratios and the overall assessment of the value of the enterprise. For fixed income securities, the Company also considers whether it will be able to collect the amounts due according to the contractual terms of the investment. The Company recorded $6,348, $19,229 and $16,429 during 2004, 2003 and 2002, respectively, of realized losses as a result of this analysis, in addition to those securities which were sold and impaired at the time of sale. These losses are included in net realized gains and losses.


        Recognition of Traditional Life Revenue and Policy Benefits
        Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums, which comprise the majority of premium revenues, are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.

        Liabilities for future policy benefits for traditional policies generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity, and withdrawals which were appropriate at the time the policies were issued or acquired. Interest rate assumptions range primarily from 6.25% to 11.25%.

        Recognition of Revenue and Policy Benefits for Interest Sensitive Life Insurance Products and Investment Contracts ("Interest Sensitive Policies")
        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances. Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments which support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and equity index amounts credited to the account balances.

        Policy reserves for universal life and other interest sensitive life insurance and investment contracts are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 2.00% to 7.50% during 2004, 2.0% to 6.65% during 2003 and 2.75% to 5.65% during 2002. For certain contracts, these crediting rates extend for periods in excess of one year.

        Accounting for Derivative Instruments
        SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS Nos. 137, 138 and 149, requires that all derivatives be carried on the balance sheet at fair value, with certain changes in fair value reflected in other comprehensive income (for those derivatives designated as "hedges") while other changes in derivative fair value are reflected in the statement of income. The Company uses derivatives to manage its policy obligation and investment risks.

        The Company has $3,324,987 of annuity policies inforce at December 31, 2004 (net of $902,079 ceded to an outside reinsurer) that have a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index ("call") options which compensate the Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company classifies these derivative investments as "Other Invested Assets" and amortizes the cost against investment income over the term of the option, which is typically one year. In accordance with SFAS No. 133 as amended, the Company adjusts the carrying value of the options from amortized cost to market with any change reflected as an unrealized gain (loss) in the statement of income. When the option matures, any value received by the Company is reflected as investment income ($215,244 in 2004 and $48,742 in 2003) offset by the amount credited to the policyholder ($201,752 in 2004 and $45,385 in 2003). The following relates to the options owned as of December 31:


                                   2004               2003               2002

Notional amount                $2,508,383         $1,875,505         $1,330,770
Amortized cost                     94,454             59,275             42,664
Estimated fair value              200,471            228,928             34,395


SFAS No. 133 requires that the fair value changes of the derivatives embedded in "Equity Indexed Products" be reflected in the statement of income. The following summarizes the impacts of these derivatives in the statement of income:

                                              Change
                                   ------------------------------
                                      During        January 1,      December 31,
                                                                   ----------------------------------------------
Gain (Loss) in Fair Value              2004            2004            2004            2003             2002

Change in investment values            $ (30,942)        $     -       $ 106,018       $ 136,960       $  (8,269)
Change in liability values                22,879          (4,347)       (125,955)       (144,487)        (16,282)
                                   --------------  --------------  --------------  --------------   -------------
Change in derivative/option
 values                                   (8,063)         (4,347)        (19,937)         (7,527)        (24,551)
Offset to deferred acquisition
 costs                                     4,299           2,854          11,913           4,760          14,615
Offset to deferred sales
 inducements                               1,625             809           2,885             451           2,571
Offset to federal income taxes               568             239           1,589             782           2,578
                                   --------------  --------------  --------------  --------------   -------------
Net impact                             $  (1,571)       $   (445)      $  (3,550)      $  (1,534)      $  (4,787)
                                   --------------  --------------  --------------  --------------   -------------


The changes in the above values during 2004 and 2003 are reflected in the statement of income in the respective components of income with the January 1, 2004, change reflected as a separate component in the statement of income. The cumulative effect of an accounting change is discussed in the Embedded Derivative paragraph of the New Accounting Standards section of this footnote.

The fair value of the investment in call options is based upon quoted market prices. The fair value of the embedded options related to the policyholder obligations (liability values) is based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using the current risk free rate consistent with the duration of the liability. This value is then compared to the carrying value of the liability to calculate any gain or loss which is reflected in the statement of income as an unrealized gain or loss on derivative instruments. To the extent that these changes in values impact the earnings pattern of the product and thus the amortization pattern of the deferred acquisition costs and deferred sales inducements, an adjustment to the amortization of deferred acquisition costs and deferred sales inducements is made.


The Company has a number of investments which pay interest on a variable rate tied to a major interest rate index. The Company has entered into interest rate swaps which effectively convert the variable cash flows to fixed over the life of the swaps. These swaps pay the Company fixed rates while the Company is obligated to pay variable rates. The swaps are part of the Company's overall risk and asset-liability management strategy to reduce the volatility of cash flows and provide a better match to the characteristics of the Company's liabilities. These swaps are accounted for as cash flow hedges.

                                                         2004                  2003                   2002

Notional amounts                                      $ 156,500             $ 266,500              $ 728,500
Fixed rates to receive (range)                         4.73% to 6.04%         4.73% to 6.04%     4.73% to 6.04%
Current variable rates to pay (range)                  2.16% to 2.66%         1.15% to 1.23%     1.40% to 1.96%


The Company also had a number of investments which pay a fixed rate of interest and are important components of its asset-liability management. During 2004, as interest rates decreased these investments generated unrealized gains. Rather than sell the investments to realize the gains, the Company entered into interest rate swaps which effectively hedged these unrealized gains. These swaps pay the Company variable rates while the Company is obligated to pay fixed rates. It is anticipated that changes in the fair values of the investments due to changes in interest rates will be offset by a corresponding opposite change in the fair values of the interest rate swaps. These swaps are accounted for as fair value hedges.


                                                            2004

Notional amounts                                          $ 141,796
Fixed rates to pay (range)                                 2.88% to 4.34%
Current variable rates to recieve (range)                  1.88% to 2.55%

These cash-flow and fair-value hedges are considered to be highly effective and are accounted for as effective hedges with the change in fair value reflected in other comprehensive income.


                                            Change                               December 31,
                                            During               ------------------------------------------------------
Gain (Loss) in Fair Value                    2004               2004               2003               2002

Change in swaps values                          $   394          $  11,099          $  10,705          $  77,493
Offset to deferred acquisition
 costs                                             (228)            (6,561)            (6,333)           (46,624)
Offset to deferred sales
 inducements                                        (41)            (1,201)            (1,160)            (7,621)
Offset to federal income taxes                      (44)            (1,168)            (1,124)            (8,137)
                                        ----------------   ----------------   ----------------   ----------------
              Net impact to other
               comprehensive
               income                           $    81           $  2,169           $  2,088          $  15,111
                                        ----------------   ----------------   ----------------   ----------------


The Company generally limits its selection of counterparts that are obligated under its derivative contracts to those within the "A" credit rating or above. Entering into such agreements from financial institutions with long-standing performance records minimizes the risk. The amounts of such exposure are essentially the net replacement cost or market value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the financial institution. Collateral posted at December 31, 2004 and 2003, applicable to all derivative investments was $94,038 and $105,110, respectively, and is reflected in the balance sheet in short-term investments. The obligation to repay the collateral is reflected in the balance sheet in repurchase agreements and collateral on derivative instruments.

Deferred Policy Acquisition Costs ("DPAC")
Policy acquisition costs that vary with, and are primarily related to the production of new business have been deferred to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, policy issuance, underwriting, and certain variable agency expenses.

Deferred costs related to traditional life insurance are amortized over the estimated premium payment period of the related policies in proportion to the ratio of annual premium revenues to total anticipated premium revenues.

Deferred costs related to interest sensitive policies are being amortized over the lives of the policies in relation to the present value of actual and estimated gross profits subject to regular evaluation and retroactive revision to reflect actual emerging experience.

Policy acquisition costs deferred and amortized for the years ended December 31 are as follows:

                                                                         2004               2003               2002

Deferred policy acquisition costs, beginning
 of year                                                              $1,013,898          $ 858,924          $ 772,787
Commissions deferred                                                     198,959            237,733            248,235
Underwriting and acquisition expenses deferred                            23,317             28,218             33,150
Effect of change in account - DIG B36                                      3,662                  -                  -
Change in offset to unrealized gains                                    (108,864)              (371)          (149,058)
Amortization - related to operations                                    (114,747)          (100,751)           (58,045)
Amortization - related to SFAS No. 133                                     3,491             (9,855)            11,855
                                                                 ----------------   ----------------   ----------------
Deferred policy acquisition costs, end of year                        $1,019,716         $1,013,898          $ 858,924
                                                                 ----------------   ----------------   ----------------


To the extent that unrealized gains and losses on available-for-sale securities would result in an adjustment to the amortization pattern of deferred policy acquisition costs or present value of future profits of acquired businesses had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through other comprehensive income as an offset to the unrealized gains or losses. Recoverability of deferred policy acquisition costs is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

Present Value of Future Profits of Acquired Businesses
The present value of future profits of acquired businesses ("PVFP") represents the portion of the purchase price of blocks of businesses which is allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. The composition of the PVFP for the years ended December 31 is summarized below:


                                        2004          2003           2002

Balance at beginning of year         $  48,502     $  12,214      $  15,221
Value of acquired business                   -        39,295              -
Amortization                            (5,248)       (3,007)        (3,007)
                                   ------------   -----------   ------------
Balance at end of year               $  43,254     $  48,502      $  12,214
                                   ------------   -----------   ------------


Retrospective adjustments of these amounts are made periodically upon the revision of estimates of current or future gross profits on universal life-type products to be realized from a group of policies. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

Based on current conditions and assumptions as to future events, the Company expects to amortize $3,882, $3,880, $3,768, $3,659 and $3,541 of the existing PVFP over the next five years.

Policy Claims and Benefits Payable
The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.

Federal Income Taxes
The Company is a member of SEI's consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the Company compute the provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.

Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

Assets Held in Separate Accounts
Variable Life and Annuity Products A portion of the separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The Company reports this portion of its separate account assets at market value; the underlying investment risks are assumed by the contractholders. The Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company records the fees earned for administrative and contractholder services performed for the separate accounts in other income.

Bank Owned Life Insurance Products
A portion of the separate accounts held by the Company relates to individual bank owned life insurance policies that are nonindexed with fixed guarantees. These amounts are subject to limited discretionary withdrawal at book value without a market value adjustment. The Company reports this portion of its separate account assets at book value; the underlying investment risks are assumed by the Company.

Comprehensive Income
The Company follows the reporting concept of "Comprehensive Income" which requires the reporting of comprehensive income in addition to net income from operations. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. Comprehensive income for the Company includes net income and other comprehensive income, which includes unrealized gains and losses on available-for-sale securities and the minimum pension liability. In addition, certain interest rate swaps are accounted for as cash-flow hedges with the change in the fair value of the swap reflected in other comprehensive income.

Repurchase Agreements and Collateral on Derivative Instruments Repurchase Agreements
As part of the Company's investment strategy, the Company may enter reverse repurchase agreements and dollar-roll transactions to increase the Company's investment return. The Company accounts for these transactions as collateral borrowings, where the amount borrowed is equal to the market value of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. As of December 31, 2004 and 2003, there were $1,150,839 and $935,319, respectively, of such agreements outstanding. The collateral for these agreements is held in the fixed maturities and short-term investments in the balance sheets.

New Accounting Standards

Nontraditional Long-Duration Contracts
The Company adopted the provisions of the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1 ("SOP 03-1"), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for the Separate Accounts, on January 1, 2004. Following is a discussion of the impact of implementing this accounting standard.

Contracts Containing Death or Other Benefit Features
The Company has issued certain universal life insurance policies that have amounts assessed against policyholder account values each period to provide for benefit features under the contracts. The assessments are structured in a manner resulting in profits in earlier years and subsequent losses from the insurance benefits. In accordance with SOP 03-1, the Company established an additional liability for benefits to be provided during the subsequent loss periods. The Company has calculated this additional liability using a prescribed benefit ratio that accrues a portion of the earlier year profits to offset subsequent year losses. As a result of implementing this accounting procedure, the Company has recognized a cumulative loss as of January 1, 2004, of $7,104, which amount is reported net of applicable taxes as a cumulative change in accounting principle in the Statement of Income. For the 12 months ended December 31, 2004, the benefit expense recognized in the Statement of Income applicable to the adoption of SOP 03-1 was $3,007.

Sales Inducements
SOP 03-1 also provides guidance on accounting and reporting for certain sales inducements, primarily premium bonuses and bonus interest on the Company's annuity products. There was no change in the Company's method of capitalizing sales inducements, however the capitalized costs are now reported separately in the Balance Sheet and the amortization of the capitalized sales inducements is now reported as a component of benefits in the Statement of Income. Prior to adoption of SOP 03-1, the capitalized sales inducements were included in deferred policy acquisition costs and the related amortization expense was included in the amortization of deferred policy acquisition costs. The adoption of SOP 03-1, as it applies to accounting and reporting for certain sales inducements, had no effect on net income or stockholder's equity. The 2003 and 2002 amounts have been reclassified to conform to the 2004 presentation.

                                                                    2004               2003               2002

Deferred sales inducements, beginning of year                    $ 219,470          $ 107,387          $  32,789
Sales inducements deferred                                          99,767            127,882             87,837
Change in offset to unrealized gains                               (22,298)               (50)           (12,435)
Amortization - related to operations                               (23,510)           (13,629)            (3,214)
Amortization - related to SFAS No. 133                               2,434             (2,120)             2,410
                                                           ----------------   ----------------   ----------------
Deferred sales inducements, end of year                          $ 275,863          $ 219,470          $ 107,387
                                                           ----------------   ----------------   ----------------

Embedded Derivatives
The FASB's Derivative Implementation Group issued SFAS No. 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments ("DIG B36") in April 2003. DIG B36 provides guidance for determining when certain reinsurance arrangements and debt instruments contain embedded derivatives requiring bifurcation due to the incorporation of credit risk exposures that are not clearly and closely related to the creditworthiness of the obligor. The provisions of DIG B36, which became effective for the Company on January 1, 2004, impact one large coinsurance with funds withheld agreement with an outside reinsurance company applicable to specified annuity policies issued by the Company. The embedded derivative contained in the funds withheld liability is similar to a total return swap since the Company cedes the total return on a designated investment portfolio to the outside reinsurer. The reinsurer assumes the interest credited to the policyholders on the policies covered by the treaty, which interest is relatively fixed. The Company has developed models based on the expected cash flows of the ceded annuity business to estimate the fair value of the policy liabilities. The value of the derivative embedded in the funds withheld coinsurance agreement is equal to the difference between the fair value of the assets in the portfolio designated under the coinsurance agreement and the fair value of the policy liabilities estimated from the cash flow models. At January 1, 2004, the reported value of the embedded derivative was ($445) net of taxes and related deferred acquisition costs and deferred sales inducements, which loss is reported as a cumulative effect of change in accounting principle in the accompanying statement of income. The net change in the reported value of the embedded derivative during 2004 was $85 and is reported as a net unrealized gain (loss) on derivative instruments in the statement of income.

2.      Fair Value of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Mortgage Loans
The majority of the mortgage loans were acquired as part of the CHC acquisition in 2003 and were restated to a market value at purchase date. The fair values are estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the initial valuation mortgage portfolio that was conducted by an independent broker/dealer upon acquisition of the loans in January 2003. At that time, each mortgage was modeled and assigned a spread corresponding to its risk profile for valuation purposes.

Cash, Short-Term Investments and Policy Loans
The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

Other Invested Assets and Derivatives
For joint ventures and limited partnerships, the carrying amounts which represent the Company's share of the entity's underlying equity reported in the balance sheets approximate their fair values. For the derivative instruments, including the interest rate swaps and options, the carrying value is equal to broker quoted market prices or fair value.

Investment Securities
Fair value for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. In some cases, such as private placements and certain mortgage-backed securities, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities are based on quoted market prices.

Investment-Type Insurance Contracts
Fair values for the Company's liabilities under investment-type insurance contracts are estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.

These fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including noninvestment-type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value to the Company.

The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                            December 31, 2004                        December 31, 2003
                                  --------------------------------------   --------------------------------------
                                      Carrying            Estimated            Carrying            Estimated
                                        Value            Fair Value              Value            Fair Value

Financial assets
    Fixed maturities,
     available-for-sale                 $14,171,511         $14,171,511          $11,418,585         $11,418,585
    Equity securities,
     available-for-sale                     298,907             298,907              320,049             320,049
    Mortgage loans                          436,261             444,451              483,595             482,347
    Policy loans                            272,315             272,315              269,441             269,441
    Short-term investments                  135,610             135,610              209,268             209,268
    Other invested assets
     and derivatives                        261,924             261,924              302,964             302,964
Financial liabilities
    Investment-type
     insurance contracts                  8,473,091           7,158,469            5,967,544           5,130,482


3.       Investments and Investment Income

Fixed Maturities and Equity Security Investments The amortized cost and estimated fair value of fixed maturities and equity securities classified as available-for-sale are as follows:

                                                                         December 31, 2004
                                              -------------------------------------------------------------------------
                                                                      Gross             Gross
                                                                    Unrealized        Unrealized         Estimated
                                                  Amortized          Holding           Holding             Fair
                                                    Cost              Gains             Losses             Value

Fixed maturities
    U.S. Treasury and other U.S.
     Government corporations
     and agencies                                   $ 3,140,205         $ 74,360          $  5,407         $ 3,209,158
    Corporate securities                              5,323,903          183,169            17,243           5,489,829
    Mortgage-backed securities                        5,109,949          150,467             5,705           5,254,711
    Other debt securities                               209,689            8,285               161             217,813
                                              ------------------  ---------------   ---------------  ------------------
              Total fixed maturities                 13,783,746          416,281            28,516          14,171,511
Equity securities                                       281,894           17,384               371             298,907
                                              ------------------  ---------------   ---------------  ------------------
              Total available-for-
               sale                                 $14,065,640        $ 433,665          $ 28,887         $14,470,418
                                              ------------------  ---------------   ---------------  ------------------



                                                                            December 31, 2003
                                              -------------------------------------------------------------------------
                                                                      Gross             Gross
                                                                    Unrealized        Unrealized         Estimated
                                                  Amortized          Holding           Holding             Fair
                                                    Cost              Gains             Losses             Value

Fixed maturities
    U.S. Treasury and other U.S.
     Government corporations
     and agencies                                   $ 2,404,529         $ 23,051          $ 30,886         $ 2,396,694
    Corporate securities                              5,051,101          170,338            30,028           5,191,411
    Mortgage-backed securities                        3,648,309           82,784            17,253           3,713,840
    Other debt securities                               110,527            6,284               171             116,640
                                              ------------------  ---------------   ---------------  ------------------
              Total fixed maturities                 11,214,466          282,457            78,338          11,418,585
Equity securities                                       303,867           17,385             1,203             320,049
                                              ------------------  ---------------   ---------------  ------------------
              Total available-for-
               sale                                 $11,518,333        $ 299,842          $ 79,541         $11,738,634
                                              ------------------  ---------------   ---------------  ------------------

The corporate securities category in the table above includes a group of foreign securities with a total amortized cost of $19,571 and $19,487 and a fair value of $21,575 and $21,075 at December 31, 2004 and 2003, respectively. These securities have variable interest rates that currently average 2.37% and maturity dates of 2049.

The following table shows the Company's gross unrealized losses and fair value on its available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as follows:

                                                                     December 31, 2004
                                -------------------------------------------------------------------------------------
                                    Less than 12 months           12 months or more                 Total
                                ----------------------------  --------------------------  ---------------------------
                                                  Unrealized                  Unrealized                  Unrealized
                                 Fair Value        Losses     Fair Value       Losses      Fair Value       Losses

Fixed maturities
   US Treasury and other
    U.S. Government
    corporations and
    agencies                        $ 224,242       $ 2,736      $218,971       $ 2,671       $ 443,213      $ 5,407
   Corporate securities               755,640         6,547       309,073        10,696       1,064,713       17,243
   Mortgage-backed
    securities                        447,370         3,560       177,818         2,145         625,188        5,705
   Other debt securities               17,123            69         4,848            92          21,971          161
                                --------------   -----------  ------------   -----------  --------------  -----------
           Total fixed
            maturities              1,444,375        12,912       710,710        15,604       2,155,085       28,516
Equity securities                      49,835           302        11,427            69          61,262          371
                                --------------   -----------  ------------   -----------  --------------  -----------
           Total available-
            for-sale               $1,494,210       $13,214      $722,137       $15,673      $2,216,347      $28,887
                                --------------   -----------  ------------   -----------  --------------  -----------




                                                                   December 31, 2003
                                -------------------------------------------------------------------------------------
                                    Less than 12 months           12 months or more                 Total
                                ----------------------------  --------------------------  ---------------------------
                                                  Unrealized                  Unrealized                  Unrealized
                                 Fair Value        Losses     Fair Value       Losses      Fair Value       Losses

Fixed maturities
   US Treasury and other
    U.S. Government
    corporations and
    agencies                       $1,160,846       $28,898      $ 93,167       $ 1,988      $1,254,013      $30,886
   Corporate securities               186,633         9,384       233,752        20,644         420,385       30,028
   Mortgage-backed
    securities                      1,152,469        17,128        14,875           125       1,167,344       17,253
   Other debt securities               27,009           171             -             -          27,009          171
                                --------------   -----------  ------------   -----------  --------------  -----------
           Total fixed
            maturities              2,526,957        55,581       341,794        22,757       2,868,751       78,338
Equity securities                      98,825         1,141         3,999            62         102,824        1,203
                                --------------   -----------  ------------   -----------  --------------  -----------
           Total available-
            for-sale               $2,625,782       $56,722      $345,793       $22,819      $2,971,575      $79,541
                                --------------   -----------  ------------   -----------  --------------  -----------


The unrealized appreciation (depreciation) on the available-for-sale securities and interest rate swaps in 2004 and 2003 is reduced by DPAC, deferred sales inducements and deferred income taxes and is reflected as a component of accumulated other comprehensive income in the statements of stockholder's equity:

                                                                                   2004               2003

Net unrealized appreciation - AFS securities                                        $ 404,778          $ 220,300
Net unrealized appreciation - interest rate swaps                                      11,099             10,705
DPAC                                                                                 (227,398)          (118,534)
Deferred sales inducements                                                            (33,219)           (10,921)
Deferred income taxes                                                                 (54,341)           (35,542)
                                                                              ----------------   ----------------
                                                                                      100,919             66,008
Minimum pension liability (net of tax $1,979)                                          (3,676)              (756)
                                                                              ----------------   ----------------
              Accumulated other comprehensive gain                                  $  97,243          $  65,252
                                                                              ----------------   ----------------

The other comprehensive income (loss) is comprised of the change in unrealized gains (losses) on available-for-sale fixed maturities, equity security investments and other invested assets (interest rate swaps) arising during the period less the realized (gains) losses included in income, deferred policy acquisition costs, deferred sales inducements, deferred income taxes and minimum pension liability as follows:

                                                                         2004               2003               2002

Unrealized holding gains (losses) arising in the
 current period
     Fixed maturities                                                 $ 157,153          $  30,731          $ 209,522
     Equity securities                                                    3,409             12,538             (1,039)
     Other invested assets - interest rate swaps                            394            (66,788)            77,004
     Less:  Reclassification adjustment for
      losses (gains) released into income                                23,915             64,574            (14,512)
     Less:  DPAC impact                                                (108,864)              (371)          (149,058)
     Less:  Deferred sales inducements impact                           (22,298)               (50)           (12,435)
     Less:  Deferred income tax impact                                  (18,798)           (14,222)           (38,318)
                                                                ----------------   ----------------   ----------------
                                                                         34,911             26,412             71,164
     Less:  Minimum pension liability impact                             (2,920)              (756)                 -
                                                                ----------------   ----------------   ----------------
                 Net other comprehensive income                       $  31,991          $  25,656          $  71,164
                                                                ----------------   ----------------   ----------------

The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2004, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                               Amortized           Estimated
                                                                                 Cost             Fair Value

Due in one year or less                                                           $  129,642          $  131,448
Due after one year through five years                                              1,096,425           1,118,793
Due after five years through ten years                                             1,877,466           1,957,231
Due after ten years                                                                5,570,264           5,709,327
Securities not due at a single maturity date (primarily
 mortgage-backed securities)                                                       5,109,949           5,254,712
                                                                           ------------------  ------------------
              Total fixed maturities                                             $13,783,746         $14,171,511
                                                                           ------------------  ------------------

Midland National became a member of the Federal Home Loan Bank of Des Moines ("FHLB") in 2002. In order to become a member Midland National was required to purchase FHLB equity securities that total $10,000 as of December 31, 2004. The securities are included in equity securities at cost in the Company's balance sheet. Resale of these securities is restricted only to FHLB. As a member of FHLB the Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount the Company can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. The Company has not utilized this facility since its inception.

        Investment Income and Investment Gains (Losses)
        The major categories of investment income are summarized as follows:

                                                                2004               2003               2002

Gross investment income
    Fixed maturities                                             $ 668,442          $ 557,185          $ 323,558
    Equity securities                                               19,064             27,506             19,387
    Mortgage loans                                                  31,102             37,961              3,608
    Policy loans                                                    19,852             20,100             16,781
    Short-term investments                                           5,483              4,972              8,305
    Other invested assets                                           17,624             22,115             25,227
                                                           ----------------   ----------------   ----------------
              Total gross investment income                        761,567            669,839            396,866
Value received on option maturities                                215,244             48,742              4,385
Less:  Amortization of investment options                          108,179             77,357             56,491
Less:  Investment expenses                                          40,979             46,075             20,386
                                                           ----------------   ----------------   ----------------
              Net investment income                              $ 827,653          $ 595,149          $ 324,374
                                                           ----------------   ----------------   ----------------

Included in gross investment income from equity securities in 2004 and 2003 is $867 and $4,686, respectively, of income related to a common stock trading program the Company initiated in 2003. Under this program, the Company purchases a common equity security and simultaneously writes a covered call option on the security. The Company receives any common equity dividend and subsequently disposes of the common equity by terminating or expiring the written call option and selling the equity security or the covered call option on the equity security is exercised. In addition, the Company purchased S&P 500 and other equity specific put options to hedge against a significant drop in the equity securities market. There were no outstanding equity or option positions related to this trading program at December 31, 2004 or 2003. For the year ended December 31, gross investment income from these activities consisted of the following:

                                                             2004         2003

Dividends                                                 $  2,278    $  15,188
Covered call option premiums                                29,142        7,394
Loss on disposal of equity securities                      (35,983)     (17,271)
Put option income (expense)                                  5,430         (625)
                                                          ---------   ----------
              Net impact on gross investment income        $   867     $  4,686
                                                          ---------   ----------

The major categories of realized investment gains (losses) reflected in the income statement are summarized as follows:

                                                                    2004               2003               2002
                                                                  Realized           Realized           Realized

Fixed maturities                                                 $ (26,492)         $ (69,515)         $  26,331
Equity securities                                                    2,577              4,941            (11,819)
Mortgage loans                                                        (835)             2,164                  -
Gain on termination of interest rate swaps                           4,537             65,901                  -
Other                                                               16,299                 (9)                 2
                                                           ----------------   ----------------   ----------------
              Net investment (losses) gains                      $  (3,914)          $  3,482          $  14,514
                                                           ----------------   ----------------   ----------------

During 2004, the Company received liquidation proceeds from a limited partnership resulting in a realized gain of $14,975. The primary partnership asset was a commercial office complex. The realized gain from this partnership distribution is included in the other category in the above footnote.

During 2004 and 2003 the Company terminated interest rate swaps in situations where the underlying hedged assets were either called or sold. These swaps were previously accounted for as effective hedges and the proceeds from termination are reflected as realized gains or losses. In 2004 and 2003, the Company terminated interest rate swaps with notional amounts of $130,535 and $462,000 and realized net gains on the terminations of $4,537 and $42,293, respectively. In some of the 2003 termination agreements, the Company elected to continue the interest rate swap for a period of 18 months. The remaining 18-month interest rate swaps did not qualify for hedge accounting and the Company realized a gain equal to the fair value of the remaining interest rate swap on the date of termination. These swaps were adjusted to fair market value as of December 31, 2003, with any change in fair value reflected as a realized gain or loss. During 2003, the Company received net proceeds of $23,608 related to the termination of interest rate swaps with remaining 18-month periods.

In 2002, the Company sold most of its investments in Worldcom Inc. bonds and recorded a pre-tax realized loss of approximately $18,000. Offsetting gains were taken on other securities during 2002 which were recorded in net realized investment gains.

As a result of the Company's review of other than temporary impairments of investment securities, write-downs of United Airlines fixed income securities of $1,845, $4,658 and $11,654 have been recognized for the years ended December 31, 2004, 2003 and 2002, respectively. During 2003, the Company recognized an other than temporary impairment write-down of $11,087 applicable to fixed income securities of Southern Energy Corp.

Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (excluding maturities, calls and prepayments) during 2004, 2003 and 2002 were as follows:

                                       2004                           2003                           2002
                           -----------------------------  ----------------------------   ----------------------------
                              Fixed          Equity           Fixed         Equity          Fixed          Equity
                            Maturities     Securities      Maturities     Securities      Maturities     Securities

Proceeds from sales          $4,320,894      $1,256,949      $5,509,559     $ 281,599      $5,079,475       $ 69,273
Gross realized gains             19,764          12,856          52,919         6,214          88,727          2,892
Gross realized losses           (44,761)        (49,127)        (92,818)       (2,719)        (51,632)       (17,565)

Credit Risk Concentration
The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government Agency or Authority, the Company had no investment in one entity which exceeded 10% of stockholder's equity at December 31, 2004, except for the following investment with the following carrying value:

              SASCO Series 2004          $ 266,589

Other
At December 31, 2004 and 2003, securities amounting to $4,432 and
$4,845, respectively, were on deposit with regulatory authorities as required by law.

Mortgage Loans
Approximately 31% of the Company's mortgage loan portfolio is located in the Northeast geographic region. No other region accounts for over 22% of the mortgage portfolio. The composition of the mortgage loan portfolio by property characteristic category as of December 31, 2004, was as follows: Office 41%, Retail 11%, Industrial 25%, Apartment 5%, and Other 18%. At December 31, 2004, no investments in mortgage loans were considered by management to be impaired.

There were no new mortgage loans during in 2004. The maximum percentage of any one loan to the value of the underlying security at the time of the loan was 80%. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

The total recorded investment in restructured loans at December 31, 2004, is $562. Interest income on nonperforming loans is generally recognized on a cash basis.

4.        Income Taxes

The significant components of the provision for income taxes are as follows:

                                            2004         2003         2002

Current                                  $ 108,015    $  72,775    $  61,187
Deferred                                   (49,697)     (17,447)     (18,166)
                                         ----------   ----------   ----------
              Total income tax expense   $  58,318    $  55,328    $  43,021
                                         ----------   ----------   ----------



Income tax expense differs from the amounts computed by applying the U.S. Federal income tax rate of 35% to income before income taxes as follows:

                                             2004         2003         2002

At statutory federal income tax rate     $  58,836    $  56,709    $  43,660
Dividends received deductions                 (575)        (462)        (405)
Other, net                                      57         (919)        (234)
                                         ----------   ----------   ----------
              Total income tax expense   $  58,318    $  55,328    $  43,021
                                         ----------   ----------   ----------

The federal income tax asset as of December 31 is comprised of the following:

                                                 2004               2003

Net deferred income tax asset                     $ 110,637          $  74,102
Income taxes currently payable                       (5,885)            (5,658)
                                            ----------------   ----------------
              Federal income tax asset            $ 104,752          $  68,444
                                            ----------------   ----------------

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31 are as follows:

                                                            2004         2003

Deferred income tax assets
    Policy liabilities and reserves                      $ 607,013    $ 505,038
    Other, net                                              28,762       31,599
                                                         ----------   ----------
              Total deferred income tax assets             635,775      536,637
                                                         ----------   ----------
Deferred income tax liabilities
    Investments                                           (155,421)    (124,855)
    Present value of future profits of acquired business   (15,138)      (3,222)
    Deferred policy acquisition costs                     (354,579)    (334,458)
                                                         ----------   ----------
              Total deferred income tax liabilities       (525,138)    (462,535)
                                                         ----------   ----------
              Net deferred income tax asset              $ 110,637    $  74,102
                                                         ----------   ----------

Prior to 1984, certain special deductions were allowed life insurance companies for federal income tax purposes. These special deductions were accumulated in a memorandum tax account designated as "Policyholders' Surplus." Such amounts will usually become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or certain cash distributions are deemed to be paid out of this account. A provision in the "American Jobs Creation Act of 2004" will treat distributions during 2005 and 2006 as being made from the policyholders' surplus account and no tax will be imposed on those distributions. The Company expects total distributions during this period to be in excess of the existing policyholder surplus account balance. Accordingly, no provision for income tax has been made on the approximately $79 million balance in the policyholders' surplus account at December 31, 2004.

5.        Reinsurance

The Company is involved in both the cession and assumption of life and annuity reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:

                             2004                              2003                              2002
                 --------------------------------  --------------------------------  -------------------------------
                       Ceded           Assumed          Ceded            Assumed          Ceded           Assumed

Premiums            $ 812,718         $ 3,115        $ 595,599          $ 8,774        $ 623,319         $ 7,519
Claims                111,320           2,699           99,713            5,306           27,757           7,282


The Company generally reinsures the excess of each individual risk over $500 on ordinary life policies in order to spread its risk of loss. Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for certain of the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreement. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally only reinsures with companies rated "A" or better by A.M. Best. The Company has two large reinsurance arrangements at December 31, 2004, which are described below.

Midland National is party to a funds withheld coinsurance agreement with an outside reinsurer. This is an indemnity agreement that covers 50% of all policies issued since 2002 of particular annuity plans. In this agreement Midland National agrees to withhold, on behalf of the assuming company, assets equal to the Statutory reserve associated with these policies. The Company has netted the funds withheld liability of $1,500,560 and $896,173 against the reserve credits of $1,838,275 and $1,093,253 in the reinsurance receivable line in the December 31, 2004 and 2003 balance sheets, respectively. This agreement increased (decreased) the following financial statement lines as follows:

                                                           2004         2003

Assets
    Other invested assets                               $  14,172     $  4,842
    Deferred policy acquisition costs                    (320,454)    (192,354)
    Reinsurance receivables                               337,715      197,079
Liabilities
    Other liabilities                                       2,250        1,022
Revenues
    Interest sensitive life and investment
       product charges                                     (2,564)      (1,486)
    Net investment income                                 (77,389)     (38,627)
Benefits and expenses
    Interest credited to policyholder
       account balances                                   (57,275)     (27,115)
    Operating expenses                                       (898)          75
    Amortization of deferred policy acquisition costs     (17,874)     (10,704)

Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported gross of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Effective January, 2003, Clarica Life entered into a coinsurance agreement with an outside reinsurer that covered 30% of the majority of the inforce life and annuity policies. Policies issued in 2003 were not covered under this agreement. In this agreement $734,671 of policy obligations were transferred to the reinsurer. The transfer of the policy obligations was funded by the transfer of $564,570 of fixed maturity securities, $153,219 of mortgage loans and $15,417 of cash. The GAAP ceding fee of $1,465 was recorded into a deferred liability account which will be amortized over the life of the agreement.

6.        Statutory Financial Data and Dividend Restrictions

Midland National is domesticated in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

Generally, the net assets of an Iowa domiciled insurance company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by Midland National during any 12-month period, without prior approval of the insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The Company paid statutory stockholder dividends of $41,000, $36,000 and $27,000 in 2004, 2003 and 2002, respectively. Dividends payable in 2005 up to approximately $181,000 will not require prior approval of regulatory authorities.

The statutory net income of the Company for the years ended December 31, 2004, 2003 and 2002, is approximately $181,000, $95,000 and $68,000, respectively, and capital and surplus at December 31, 2004, 2003 and 2002, is approximately $811,000, $722,000 and $509,000, respectively, in accordance with statutory accounting principles. Audits of the 2004 statutory amounts will be completed in May 2005.

7.        Employee Benefits

Midland National participates in qualified pensions and other postretirement benefit plans sponsored by SEI. The Company also provides certain postretirement health care and life insurance benefits for eligible active and retired employees through a defined benefit plan. The following table summarizes the benefit obligations, the fair value of plan assets and the funded status as of December 31, 2004 and 2003. The amounts reflect an allocation of the Company's portion of the SEI plan:


                                                             Pension Benefits                 Other Benefits
                                                       ------------------------------  ------------------------------
                                                             2004            2003            2004            2003

Benefit obligation at December 31                           $ 29,063        $ 32,195         $ 9,976         $ 7,902
Fair value of plan assets at December 31                      23,069          23,396               -               -
                                                       --------------  --------------  --------------  --------------
Funded status at December 31                                $ (5,994)       $ (8,799)       $ (9,976)       $ (7,902)
                                                       --------------  --------------  --------------  --------------
Accrued benefit liability recognized
 in financial statements                                     $ 5,994         $ 4,096         $ 7,243         $ 7,266
                                                       --------------  --------------  --------------  --------------


The Company's postretirement benefit plan is not funded; therefore, it has no plan assets.

The amounts of contributions made to and benefits paid from the plan are as follows:




                              Pension Benefits          Other Benefits
                          ------------------------  -----------------------
                            2004            2003     2004            2003

Employer contributions    $ 4,544         $ 2,366   $  373           $   -
Employee contributions          -               -       55             331
Benefit payments              300             672      429             494




The following table provides the net periodic benefit cost for the years ended 2004, 2003 and 2002:




                                   Pension Benefits                                 Other Benefits
                   ----------------------------------------------  ----------------------------------------------
                       2004            2003            2002            2004            2003             2002

Net periodic
 benefit costs          $ 3,031          $ 2,438         $ 1,394         $ 1,205          $  746          $  197


The assumptions used in the measurement of the Company's benefit obligations are shown in the following table:

                                                        Pension Benefits                  Other Benefits
                                                  ------------------------------   ------------------------------
                                                      2004            2003             2004             2003

Weighted-average assumptions as of
 December 31
    Discount rate                                    5.75%            6.25%         5.75 to 6.25%      6.25%
    Expected return on plan assets                   8.25%         6.25 to 8.75%        N/A             N/A
    Rate of compensation increase                    5.50%         4.05 to 4.25%        N/A             N/A


For measurement purposes, a 9% to 10% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2004. The rate was assumed to decrease gradually each year to a rate of 4.5% to 5.0% for 2011 and remain at that level thereafter.

Midland National also participates in a noncontributory Employee Stock Ownership Plan ("ESOP") which is qualified as a stock bonus plan. All employees are eligible to participate in this plan upon satisfying eligibility requirements. The ESOP is sponsored by SEI. Each year the Company makes a contribution to the ESOP as determined by the Board of SEI. The contributions to the ESOP for 2004, 2003 and 2002 were $2,576, $4,050 and $5,388, respectively. The expense for 2004, 2003 and 2002 was $3,120, $4,441 and $3,660, respectively. All contributions to the ESOP are held in trust.

8.        Commitments and Contingencies

Lease Commitments
The Company leases certain equipment and office space. Rental expense on operating leases amounted to $4,035, $4,742 and $2,005 for the years ended December 31, 2004, 2003 and 2002, respectively. The minimum future rentals on operating leases at December 31, 2004, are $1,683 in 2005; $1,624 in 2006; $1,554 in 2007; $1,414 in 2008; $1,414 in 2009 and $2,888 thereafter.

Other Contingencies
The Company is a defendant in various lawsuits related to the normal conduct of its insurance business. In the opinion of management, the ultimate resolution of such litigation will not materially impact the Company's financial position or results of operations.

9.        Other Related Party Transactions

The Company pays fees to SEI under management contracts. The Company was charged $9,336, $6,781 and $4,725 in 2004, 2003 and 2002, respectively, related to these contracts.

The Company pays investment management fees to an affiliate, The Guggenheim Group, L.L.C. ("Guggenheim"). The Company was charged $17,495, $13,612 and $7,147 in 2004, 2003 and 2002, respectively. The fee is calculated based on the average fair value of invested assets under management times a contractual rate.

Midland National provides certain insurance and noninsurance services to North American and NANY for which it was reimbursed $9,516, $9,032 and $13,233 in 2004, 2003 and 2002, respectively, for the costs incurred to render such services.

The Company received a capital contributions from SEI of $225,000 in 2003. These funds were applied as part of the funds to purchase CHC in 2003 (Note 10).

The Company pays sales commissions to Sammons Securities, Inc., a broker-dealer company, associated with the variable life and annuity premiums placed with the Company's separate account funds. The Company was charged approximately $481, 410 and $267 in 2004, 2003 and 2002, respectively.

10.        Acquisition of CHC Holding

Effective January 8, 2003, Midland National acquired 100% of the shares of CHC Holding Inc. ("CHC"), which is the holding corporation for Clarica Life Insurance Company - U.S. ("Clarica Life"). The primary source of funds used to acquire the CHC shares was capital contributions received from SEI of $225,000 and $10,000 received in 2003 and 2002, respectively. The purchase price for these shares was $290,188 of which $282,936 represented the initial cost of the shares plus $7,252 of other costs. The allocation of the purchase price to the assets and liabilities of this company was as follows:


Assets
    Fixed maturities securities                            $2,561,725
    Mortgage loans                                            669,184
    Policy loans                                               58,185
    Short-term investments                                     87,954
    Other invested assets and derivatives                      10,566
    Income tax asset                                           55,702
    Present value of future profits                            39,293
    Cash and other receivables                                 38,339
                                                         -------------
              Total assets                                  3,520,948
                                                         -------------
Liabilities
    Policyholder account balances and reserves              2,984,127
    Other liabilities                                         246,635
                                                         -------------
              Total liabilities                             3,230,762
                                                         -------------
Purchase price                                              $ 290,186
                                                         -------------


The results of CHC are included in the Company's financial statements since January 8, 2003, the effective date of the purchase. The acquired assets and liabilities were recorded at fair values and, as a result, there was no excess purchase price allocated to goodwill.

In 1994, Clarica Life issued subordinated bonds denominated in British pounds. The bonds matured on January 12, 2004, and paid interest at 7.25%. Interest payments and the repayment of principal at maturity date was fully guaranteed by Sun Life (previously known as Clarica Canada).

Prior to, and as a condition of, the acquisition of CHC by Midland, certain assets were put into trust to defease the outstanding debt. In addition, Sun Life indemnified Midland National against any liability related to these bonds or any shortfall in the trust and also retained the residual interest in any excess trust assets after the debt has been retired. The bonds were retired by the trust assets in 2004. As of December 31, 2003, $29,199 of assets existed in the trust available to repay the obligation.

      Midland National Life Insurance Company
      Separate Account A Financial Statements
      December 31, 2004 and 2003

Midland National Life Insurance Company
Separate Account A
Index
--------------------------------------------------------------------------------


                                                                         Page(s)

Report of Independent Registered Public Accounting Firm........................1

Financial Statements

Statements of Assets and Liabilities, Operations and
      Changes in Net Assets.................................................2-40

Notes to Financial Statements..............................................41-55

             Report of Independent Registered Public Accounting Firm


   The Board of Directors and Stockholder
   Midland National Life Insurance Company and
   Policyholders of Separate Account A


   In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Midland National Life Insurance Company Separate Account A (consisting of the portfolios of the Fidelity Variable Insurance Products Fund I, the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund III, the American Century Variable Portfolios, Inc., the Massachusetts Financial Services Variable Insurance Trust, the Lord Abbett Series Fund, Inc., the Alger American Fund, the AIM Variable Insurance Funds, the LEVCO Series Trust, the Van Eck Worldwide Insurance Trust and the PIMCO Variable Insurance Trust) at December 31, 2004, and the results of each of the portfolios' operations and changes in each of the portfolios' net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Midland National Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmations of securities owned at December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.



   /s/
   ----------------------------------------
    PricewaterhousesCoopers LLP

   April 22, 2005

Midland National Life Insurance Company
Separate Account A
Accumulated Total for All Portfolios
------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                  Statement of Operations
              December 31, 2004                                         Year Ended December 31, 2004

ASSETS                                                            INVESTMENT INCOME
    Investment in Portfolios, at net asset                          Dividend income                             $   3,008,842
     value (cost $307,020,044)                  $ 361,492,484       Capital gains distributions                       634,367
                                                                                                             -----------------

LIABILITIES                                                 -                                                       3,643,209
                                              ----------------

NET ASSETS                                      $ 361,492,484       Expenses
                                              ----------------
                                                                      Administrative expense                          110,662
Number of units outstanding                        24,614,567         Mortality and expense risk                    2,783,702
                                              ----------------                                               -----------------

                                                                        Net investment income                         748,845

                                                                  REALIZED AND UNREALIZED GAINS
                                                                   (LOSSES) ON INVESTMENTS
                                                                    Net realized gains on investments               1,836,630
                                                                    Net unrealized appreciation on
                                                                     investments                                   27,991,011
                                                                                                             -----------------

                                                                  Net increase in net assets resulting from
                                                                   operations                                   $  30,576,486
                                                                                                             -----------------

------------------------------------------------------------------------------------------------------------------------------

     Statement of Changes in Net Assets
           Years Ended December 31, 2004 and 2003

                                                                                                2004               2003

Net assets at beginning of year                                                              $ 288,945,046      $ 195,388,047

Net increase in net assets resulting from operations                                            30,576,486         56,897,646

Capital shares transactions
    Net premiums                                                                                82,665,308         70,425,019
    Transfers of policy loans                                                                   (4,269,519)        (2,505,737)
    Transfers of cost of insurance                                                             (25,270,092)       (22,600,710)
    Transfers of surrenders                                                                    (10,812,577)        (8,471,511)
    Transfers of death benefits                                                                   (686,773)          (238,749)
    Transfers of other terminations                                                               (911,148)          (649,965)
    Interfund and net transfers to general account                                               1,255,753            701,006
                                                                                          -----------------  -----------------

      Net increase in net assets from capital share transactions                                41,970,952         36,659,353
                                                                                          -----------------  -----------------

Total increase in net assets                                                                    72,547,438         93,556,999
                                                                                          -----------------  -----------------

Net assets at end of year                                                                    $ 361,492,484      $ 288,945,046
                                                                                          -----------------  -----------------




The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Money Market Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 5,561,712                               Dividend income                                $   82,705
     shares at net asset value of $1.00                              Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $5,561,712)                  $  5,561,712
                                                                                                                        82,705
LIABILITIES                                                  -
                                               ----------------
                                                                     Expenses
NET ASSETS                                        $  5,561,712         Administrative expense                            2,155
                                               ----------------
                                                                       Mortality and expense risk                       57,412
                                                                                                              -----------------
                                      Unit
                          Units       Value      Net Assets              Net investment income                          23,138

Product Group 1            347,719     $12.33     $  4,287,354     REALIZED AND UNREALIZED GAINS
Product Group 2             26,470     $11.23          297,160      (LOSSES) ON INVESTMENTS
Product Group 3              4,771     $10.00           47,695       Net realized gains on investments                       -
Product Group 4             50,448     $18.42          929,502       Net unrealized appreciation on
                       ------------            ----------------
                                                                      investments                                            -
                                                                                                              -----------------
                           429,408                $  5,561,712
                       ------------            ----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                      $   23,138
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  7,214,462       $  5,430,733

Net increase in net assets resulting from operations                                                 23,138              5,534

Capital shares transactions
    Net premiums                                                                                  5,742,636          2,373,055
    Transfers of policy loans                                                                       (64,970)           (36,266)
    Transfers of cost of insurance                                                                 (697,519)          (738,315)
    Transfers of surrenders                                                                        (403,388)          (418,683)
    Transfers of death benefits                                                                     (33,487)            (1,182)
    Transfers of other terminations                                                                 (15,276)            (3,234)
    Interfund and net transfers to general account                                               (6,203,884)           602,820
                                                                                           -----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                      (1,675,888)         1,778,195
                                                                                           -----------------  -----------------

Total (decrease) increase in net assets                                                          (1,652,750)         1,783,729
                                                                                           -----------------  -----------------

Net assets at end of year                                                                      $  5,561,712       $  7,214,462
                                                                                           -----------------  -----------------

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I High Income Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                   Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 725,736                                 Dividend income                               $   347,665
     shares at net asset value of $7.00                              Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $4,559,429)                   $  5,080,151
                                                                                                                       347,665
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  5,080,151        Administrative expense                            3,988
                                               -----------------
                                                                       Mortality and expense risk                       40,776
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                         302,901

Product Group 1            264,646     $10.68      $  2,827,467    REALIZED AND UNREALIZED GAINS
Product Group 2             16,085      $9.63           154,869     (LOSSES) ON INVESTMENTS
Product Group 3                274     $10.77             2,950      Net realized gains on investments                  64,473
Product Group 4             78,091     $26.83         2,094,865      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                       14,367
                                                                                                              -----------------
                           359,096                 $  5,080,151
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   381,741
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  4,229,716       $  2,879,583

Net increase in net assets resulting from operations                                                381,741            820,208

Capital shares transactions
    Net premiums                                                                                    872,210            868,498
    Transfers of policy loans                                                                       (58,583)           (26,011)
    Transfers of cost of insurance                                                                 (401,717)          (362,705)
    Transfers of surrenders                                                                        (147,288)          (158,570)
    Transfers of death benefits                                                                      (1,670)            (5,492)
    Transfers of other terminations                                                                  (9,002)            (8,573)
    Interfund and net transfers to general account                                                  214,744            222,778
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    468,694            529,925
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        850,435          1,350,133
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  5,080,151       $  4,229,716
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Equity-Income Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 1,213,629                               Dividend income                               $   417,564
     shares at net asset value of $25.37                             Capital gains distributions                        99,751
                                                                                                              -----------------
     per share (cost $25,563,833)                  $ 30,789,773
                                                                                                                       517,315
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $ 30,789,773        Administrative expense                           20,152
                                               -----------------
                                                                       Mortality and expense risk                      252,149
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                         245,014

Product Group 1          1,203,740     $16.06      $ 19,328,268    REALIZED AND UNREALIZED GAINS
Product Group 2             61,247     $12.13           743,035     (LOSSES) ON INVESTMENTS
Product Group 3              4,531     $10.93            49,518      Net realized gains on investments                 207,106
Product Group 4            203,281     $52.48        10,668,952      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                    2,475,082
                                                                                                              -----------------
                         1,472,798                 $ 30,789,773
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  2,927,202
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $ 26,739,888       $ 19,627,178

Net increase in net assets resulting from operations                                              2,927,202          5,955,105

Capital shares transactions
    Net premiums                                                                                  4,797,168          4,520,794
    Transfers of policy loans                                                                      (361,413)          (407,552)
    Transfers of cost of insurance                                                               (1,923,916)        (1,844,532)
    Transfers of surrenders                                                                      (1,067,196)        (1,001,669)
    Transfers of death benefits                                                                     (77,888)           (16,410)
    Transfers of other terminations                                                                 (74,769)           (62,944)
    Interfund and net transfers to general account                                                 (169,303)           (30,082)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  1,122,683          1,157,605
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      4,049,885          7,112,710
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 30,789,773       $ 26,739,888
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 1,558,340                               Dividend income                               $   123,718
     shares at net asset value of $32.01                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $45,090,249)                  $ 49,884,375
                                                                                                                       123,718
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $ 49,884,375        Administrative expense                           31,831
                                               -----------------
                                                                       Mortality and expense risk                      425,520
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                          (333,633)

Product Group 1          2,236,561     $14.47      $ 32,369,753    REALIZED AND UNREALIZED GAINS
Product Group 2            253,238      $6.86         1,737,872     (LOSSES) ON INVESTMENTS
Product Group 3              3,561     $10.41            37,055      Net realized losses on investments             (2,725,597)
Product Group 4            312,912     $50.30        15,739,695      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                    4,237,549
                                                                                                              -----------------
                         2,806,273                 $ 49,884,375
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  1,178,319
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $ 47,604,009       $ 33,825,399

Net increase in net assets resulting from operations                                              1,178,319         10,976,346

Capital shares transactions
    Net premiums                                                                                  8,959,286          9,060,373
    Transfers of policy loans                                                                      (767,940)          (478,690)
    Transfers of cost of insurance                                                               (3,947,302)        (3,810,917)
    Transfers of surrenders                                                                      (2,175,867)        (1,572,405)
    Transfers of death benefits                                                                    (166,011)           (24,817)
    Transfers of other terminations                                                                (140,504)          (114,071)
    Interfund and net transfers to general account                                                 (659,615)          (257,209)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  1,102,047          2,802,264
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      2,280,366         13,778,610
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 49,884,375       $ 47,604,009
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Overseas Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 544,333                                 Dividend income                                $   87,076
     shares at net asset value of $17.52                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $7,643,504)                   $  9,536,720
                                                                                                                        87,076
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  9,536,720        Administrative expense                            6,400
                                               -----------------
                                                                       Mortality and expense risk                       72,364
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                           8,312

Product Group 1            448,333     $12.47      $  5,591,069    REALIZED AND UNREALIZED GAINS
Product Group 2             54,128      $8.08           437,202     (LOSSES) ON INVESTMENTS
Product Group 3              3,416     $11.06            37,767      Net realized gains on investments                 122,806
Product Group 4            130,037     $26.69         3,470,682      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      948,713
                                                                                                              -----------------
                           635,914                 $  9,536,720
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  1,079,831
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  7,381,149       $  4,692,450

Net increase in net assets resulting from operations                                              1,079,831          2,066,519

Capital shares transactions
    Net premiums                                                                                  1,856,477          1,248,866
    Transfers of policy loans                                                                      (158,173)           (47,165)
    Transfers of cost of insurance                                                                 (596,580)          (478,721)
    Transfers of surrenders                                                                        (317,647)          (217,001)
    Transfers of death benefits                                                                      (6,139)            (6,096)
    Transfers of other terminations                                                                 (36,317)           (19,424)
    Interfund and net transfers to general account                                                  334,119            141,721
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  1,075,740            622,180
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      2,155,571          2,688,699
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  9,536,720       $  7,381,149
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Midcap Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 491,409                                 Dividend income                                 $       -
     shares at net asset value of $30.18                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $11,277,600)                  $ 14,830,730
                                                                                                                             -
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $ 14,830,730        Administrative expense                              576
                                               -----------------
                                                                       Mortality and expense risk                       89,387
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (89,963)

Product Group 1            898,402     $14.60      $ 13,114,715    REALIZED AND UNREALIZED GAINS
Product Group 2             87,800     $14.84         1,303,366     (LOSSES) ON INVESTMENTS
Product Group 3              4,586     $12.17            55,783      Net realized gains on investments                 836,329
Product Group 4             22,887     $15.59           356,865      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                    1,762,914
                                                                                                              -----------------
                         1,013,674                 $ 14,830,730
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  2,509,280
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  8,044,599       $  4,291,869

Net increase in net assets resulting from operations                                              2,509,280          1,897,968

Capital shares transactions
    Net premiums                                                                                  3,443,654          2,666,401
    Transfers of policy loans                                                                      (130,524)           (45,705)
    Transfers of cost of insurance                                                                 (782,902)          (531,272)
    Transfers of surrenders                                                                        (201,729)          (117,952)
    Transfers of death benefits                                                                     (11,908)              (423)
    Transfers of other terminations                                                                 (24,320)           (13,589)
    Interfund and net transfers to general account                                                1,984,580           (102,698)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  4,276,851          1,854,762
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      6,786,131          3,752,730
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 14,830,730       $  8,044,599
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Asset Manager Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 584,676                                 Dividend income                               $   224,047
     shares at net asset value of $14.85                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $8,069,484)                   $  8,682,432
                                                                                                                       224,047
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  8,682,432        Administrative expense                            9,733
                                               -----------------
                                                                       Mortality and expense risk                       75,518
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                         138,796

Product Group 1            263,354     $14.04      $  3,698,500    REALIZED AND UNREALIZED GAINS
Product Group 2              7,943     $10.21            81,056     (LOSSES) ON INVESTMENTS
Product Group 3              2,213     $10.34            22,874      Net realized losses on investments               (195,452)
Product Group 4            160,640     $30.38         4,880,002      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      420,110
                                                                                                              -----------------
                           434,150                 $  8,682,432
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   363,454
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  8,263,923       $  6,960,372

Net increase in net assets resulting from operations                                                363,454          1,178,076

Capital shares transactions
    Net premiums                                                                                  1,298,654          1,284,604
    Transfers of policy loans                                                                      (104,234)          (110,435)
    Transfers of cost of insurance                                                                 (634,346)          (487,793)
    Transfers of surrenders                                                                        (339,266)          (467,662)
    Transfers of death benefits                                                                     (63,491)            (9,124)
    Transfers of other terminations                                                                 (21,911)           (13,350)
    Interfund and net transfers to general account                                                  (80,351)           (70,765)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                     55,055            125,475
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        418,509          1,303,551
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  8,682,432       $  8,263,923
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 793,654                                 Dividend income                               $   324,503
     shares at net asset value of $13.25                             Capital gains distributions                       233,415
                                                                                                              -----------------
     per share (cost $10,448,023)                  $ 10,515,913
                                                                                                                       557,918
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $ 10,515,913        Administrative expense                            2,424
                                               -----------------
                                                                       Mortality and expense risk                       77,308
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                         478,186

Product Group 1            537,182     $15.88      $  8,531,769    REALIZED AND UNREALIZED GAINS
Product Group 2             54,684     $14.27           780,073     (LOSSES) ON INVESTMENTS
Product Group 3                319     $10.34             3,295      Net realized losses on investments                (54,118)
Product Group 4             50,966     $23.56         1,200,775      Net unrealized depreciation on
                       ------------            -----------------
                                                                      investments                                     (110,570)
                                                                                                              -----------------
                           643,150                 $ 10,515,913
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   313,498
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  7,809,536       $  5,620,482

Net increase in net assets resulting from operations                                                313,498            264,387

Capital shares transactions
    Net premiums                                                                                  3,150,022          3,015,410
    Transfers of policy loans                                                                       (55,831)           (84,789)
    Transfers of cost of insurance                                                                 (685,908)          (622,540)
    Transfers of surrenders                                                                        (149,834)          (128,476)
    Transfers of death benefits                                                                      (4,259)            (6,268)
    Transfers of other terminations                                                                 (19,360)           (20,020)
    Interfund and net transfers to general account                                                  158,049           (228,650)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  2,392,879          1,924,667
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      2,706,377          2,189,054
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 10,515,913       $  7,809,536
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Index 500 Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 350,304                                 Dividend income                               $   525,142
     shares at net asset value of $137.75                            Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $40,352,110)                  $ 48,254,425
                                                                                                                       525,142
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $ 48,254,425        Administrative expense                           10,430
                                               -----------------
                                                                       Mortality and expense risk                      374,768
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                         139,944

Product Group 1          2,672,733     $14.88      $ 39,771,884    REALIZED AND UNREALIZED GAINS
Product Group 2            342,739      $8.59         2,942,758     (LOSSES) ON INVESTMENTS
Product Group 3              3,652     $10.86            39,646      Net realized losses on investments               (155,110)
Product Group 4            188,537     $29.17         5,500,137      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                    4,171,382
                                                                                                              -----------------
                         3,207,660                 $ 48,254,425
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  4,156,216
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $ 38,919,926       $ 26,800,947

Net increase in net assets resulting from operations                                              4,156,216          7,854,862

Capital shares transactions
    Net premiums                                                                                 11,327,857         10,336,191
    Transfers of policy loans                                                                      (648,866)          (331,521)
    Transfers of cost of insurance                                                               (3,502,886)        (3,321,728)
    Transfers of surrenders                                                                      (1,592,915)        (1,132,000)
    Transfers of death benefits                                                                    (109,089)           (30,716)
    Transfers of other terminations                                                                 (81,533)           (90,597)
    Interfund and net transfers to general account                                                 (214,285)        (1,165,512)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  5,178,283          4,264,117
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      9,334,499         12,118,979
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 48,254,425       $ 38,919,926
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Contrafund Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 1,559,757                               Dividend income                               $   116,070
     shares at net asset value of $26.62                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $32,521,503)                  $ 41,520,720
                                                                                                                       116,070
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $ 41,520,720        Administrative expense                           12,241
                                               -----------------
                                                                       Mortality and expense risk                      320,071
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                          (216,242)

Product Group 1          1,684,128     $19.55      $ 32,922,097    REALIZED AND UNREALIZED GAINS
Product Group 2            172,084     $10.75         1,849,296     (LOSSES) ON INVESTMENTS
Product Group 3              4,065     $11.10            45,123      Net realized gains on investments                 983,533
Product Group 4            232,688     $28.81         6,704,204      Net unrealized appreciation on
                       ------------            -----------------
                                                                       investments                                   4,333,431
                                                                                                              -----------------
                         2,092,964                 $ 41,520,720
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  5,100,722
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $ 33,004,372       $ 23,636,282

Net increase in net assets resulting from operations                                              5,100,722          6,810,676

Capital shares transactions
    Net premiums                                                                                  6,902,351          6,538,775
    Transfers of policy loans                                                                      (474,298)          (273,031)
    Transfers of cost of insurance                                                               (2,615,908)        (2,319,965)
    Transfers of surrenders                                                                      (1,396,538)        (1,184,223)
    Transfers of death benefits                                                                     (55,084)           (22,767)
    Transfers of other terminations                                                                (101,190)           (55,026)
    Interfund and net transfers to general account                                                1,156,293           (126,349)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  3,415,626          2,557,414
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      8,516,348          9,368,090
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 41,520,720       $ 33,004,372
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 393,860                                 Dividend income                               $   107,241
     shares at net asset value of $12.78                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $4,523,712)                   $  5,033,531
                                                                                                                       107,241
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  5,033,531        Administrative expense                            2,663
                                               -----------------
                                                                       Mortality and expense risk                       42,944
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          61,634

Product Group 1            280,652     $12.92      $  3,627,382    REALIZED AND UNREALIZED GAINS
Product Group 2              5,184      $8.73            45,255     (LOSSES) ON INVESTMENTS
Product Group 3                 52     $10.34               542      Net realized losses on investments               (108,711)
Product Group 4             71,860     $18.93         1,360,352      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      282,646
                                                                                                              -----------------
                           357,749                 $  5,033,531
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   235,569
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  4,703,890       $  3,667,172

Net increase in net assets resulting from operations                                                235,569            828,894

Capital shares transactions
    Net premiums                                                                                    858,680            901,349
    Transfers of policy loans                                                                       (81,069)           (33,539)
    Transfers of cost of insurance                                                                 (407,614)          (391,945)
    Transfers of surrenders                                                                        (202,374)          (171,120)
    Transfers of death benefits                                                                      (2,467)                 -
    Transfers of other terminations                                                                  (8,800)           (10,764)
    Interfund and net transfers to general account                                                  (62,284)           (86,157)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                     94,072            207,824
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        329,641          1,036,718
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  5,033,531       $  4,703,890
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 266,174                                 Dividend income                                $   62,601
     shares at net asset value of $14.35                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $3,471,139)                   $  3,819,590
                                                                                                                        62,601
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  3,819,590        Administrative expense                              189
                                               -----------------
                                                                       Mortality and expense risk                       30,255
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          32,157

Product Group 1            257,444     $13.74      $  3,536,042    REALIZED AND UNREALIZED GAINS
Product Group 2             16,939     $10.41           176,358     (LOSSES) ON INVESTMENTS
Product Group 3                837     $10.48             8,772      Net realized gains on investments                  17,815
Product Group 4              7,080     $13.90            98,417      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      110,159
                                                                                                              -----------------
                           282,300                 $  3,819,590
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   160,131
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  3,061,281       $  2,084,265

Net increase in net assets resulting from operations                                                160,131            395,974

Capital shares transactions
    Net premiums                                                                                    907,527            803,626
    Transfers of policy loans                                                                       (25,535)           (15,163)
    Transfers of cost of insurance                                                                 (319,324)          (267,733)
    Transfers of surrenders                                                                         (98,106)           (59,586)
    Transfers of death benefits                                                                      (7,138)              (379)
    Transfers of other terminations                                                                  (7,268)            (5,227)
    Interfund and net transfers to general account                                                  148,022            125,504
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    598,178            581,042
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        758,309            977,016
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  3,819,590       $  3,061,281
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Growth & Income Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 554,003                                 Dividend income                                $   60,947
     shares at net asset value of $13.91                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $6,693,438)                   $  7,706,179
                                                                                                                        60,947
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  7,706,179        Administrative expense                              885
                                               -----------------
                                                                       Mortality and expense risk                       65,994
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                            (5,932)

Product Group 1            471,469     $15.15      $  7,143,680    REALIZED AND UNREALIZED GAINS
Product Group 2             14,137      $9.37           132,402     (LOSSES) ON INVESTMENTS
Product Group 3                237     $10.54             2,502      Net realized gains on investments                  10,966
Product Group 4             27,485     $15.56           427,595      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      346,831
                                                                                                              -----------------
                           513,328                 $  7,706,179
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   351,865
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  7,033,299       $  5,130,153

Net increase in net assets resulting from operations                                                351,865          1,264,562

Capital shares transactions
    Net premiums                                                                                  1,491,567          1,573,541
    Transfers of policy loans                                                                      (131,748)           (60,889)
    Transfers of cost of insurance                                                                 (671,905)          (653,377)
    Transfers of surrenders                                                                        (231,388)          (211,010)
    Transfers of death benefits                                                                     (16,810)            (3,193)
    Transfers of other terminations                                                                 (22,759)           (24,829)
    Interfund and net transfers to general account                                                  (95,942)            18,341
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    321,015            638,584
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        672,880          1,903,146
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  7,706,179       $  7,033,299
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 561,422                                 Dividend income                                $   43,622
     shares at net asset value of $16.07                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $7,590,224)                   $  9,022,058
                                                                                                                        43,622
LIABILITIES                                                   -
                                                ----------------
                                                                     Expenses
NET ASSETS                                         $  9,022,058         Administrative expense                             744
                                                ----------------
                                                                        Mortality and expense risk                      74,846
                                                                                                               ----------------
                                      Unit
                          Units       Value       Net Assets              Net investment loss                          (31,968)

Product Group 1            772,307     $11.05      $  8,533,144    REALIZED AND UNREALIZED GAINS
Product Group 2             10,758      $7.53            81,016     (LOSSES) ON INVESTMENTS
Product Group 3                 75     $10.71               803      Net realized losses on investments                 (4,050)
Product Group 4             35,641     $11.42           407,095      Net unrealized appreciation on
                       ------------             ----------------
                                                                      investments                                      564,841
                                                                                                               ----------------
                           818,782                 $  9,022,058
                       ------------             ----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   528,823
                                                                                                               ----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                 $  8,129,627      $  6,129,407

Net increase in net assets resulting from operations                                                 528,823         1,801,448

Capital shares transactions
    Net premiums                                                                                   1,801,004         1,837,616
    Transfers of policy loans                                                                       (147,691)          (93,329)
    Transfers of cost of insurance                                                                  (785,817)         (761,255)
    Transfers of surrenders                                                                         (311,263)         (259,379)
    Transfers of death benefits                                                                      (43,144)           (6,008)
    Transfers of other terminations                                                                  (52,925)          (22,973)
    Interfund and net transfers to general account                                                   (96,556)         (495,900)
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                     363,608           198,772
                                                                                            -----------------  ----------------

Total increase in net assets                                                                         892,431         2,000,220
                                                                                            -----------------  ----------------

Net assets at end of year                                                                       $  9,022,058      $  8,129,627
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 335,828                                 Dividend income                                $   31,046
     shares at net asset value of $7.28                              Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $2,138,126)                   $  2,444,829
                                                                                                                        31,046
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  2,444,829        Administrative expense                               61
                                               -----------------
                                                                       Mortality and expense risk                       18,376
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          12,609

Product Group 1            156,548     $14.85      $  2,324,738    REALIZED AND UNREALIZED GAINS
Product Group 2              5,623     $10.86            61,074     (LOSSES) ON INVESTMENTS
Product Group 3              2,334     $10.78            25,163      Net realized gains on investments                  35,995
Product Group 4              2,257     $15.00            33,855      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      138,307
                                                                                                              -----------------
                           166,761                 $  2,444,829
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   186,911
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  1,802,179       $  1,135,668

Net increase in net assets resulting from operations                                                186,911            246,270

Capital shares transactions
    Net premiums                                                                                    717,833            580,038
    Transfers of policy loans                                                                       (11,916)           (10,595)
    Transfers of cost of insurance                                                                 (205,425)          (172,545)
    Transfers of surrenders                                                                         (46,071)           (35,639)
    Transfers of death benefits                                                                      (3,473)              (730)
    Transfers of other terminations                                                                  (2,131)            (1,998)
    Interfund and net transfers to general account                                                    6,922             61,710
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    455,739            420,241
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        642,650            666,511
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  2,444,829       $  1,802,179
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Capital Appreciation Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 514,282                                 Dividend income                                 $       -
     shares at net asset value of $7.66                              Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $3,383,121)                   $  3,939,398
                                                                                                                             -
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  3,939,398        Administrative expense                              274
                                               -----------------
                                                                       Mortality and expense risk                       30,234
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (30,508)

Product Group 1            275,990     $12.86      $  3,548,543    REALIZED AND UNREALIZED GAINS
Product Group 2             30,975      $7.81           241,983     (LOSSES) ON INVESTMENTS
Product Group 3                300     $10.67             3,207      Net realized losses on investments                (39,672)
Product Group 4             10,749     $13.55           145,666      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      318,376
                                                                                                              -----------------
                           318,015                 $  3,939,398
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   248,196
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  3,313,869       $  2,405,459

Net increase in net assets resulting from operations                                                248,196            521,155

Capital shares transactions
    Net premiums                                                                                    963,223            967,365
    Transfers of policy loans                                                                       (51,635)           (47,014)
    Transfers of cost of insurance                                                                 (343,859)          (342,001)
    Transfers of surrenders                                                                         (96,014)           (60,136)
    Transfers of death benefits                                                                      (1,483)            (1,749)
    Transfers of other terminations                                                                  (8,639)           (15,137)
    Interfund and net transfers to general account                                                  (84,260)          (114,073)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    377,333            387,255
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        625,529            908,410
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  3,939,398       $  3,313,869
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. International Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 1,320,598                               Dividend income                                $   43,534
     shares at net asset value of $7.35                              Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $7,849,503)                   $  9,706,395
                                                                                                                        43,534
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  9,706,395        Administrative expense                              675
                                               -----------------
                                                                       Mortality and expense risk                       72,584
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (29,725)

Product Group 1            704,365     $12.76      $  8,984,296    REALIZED AND UNREALIZED GAINS
Product Group 2             52,571      $6.55           344,118     (LOSSES) ON INVESTMENTS
Product Group 3              1,830     $11.26            20,602      Net realized losses on investments                (75,630)
Product Group 4             26,966     $13.25           357,380      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                    1,251,487
                                                                                                              -----------------
                           785,732                 $  9,706,395
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  1,146,132
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  7,551,029       $  5,308,390

Net increase in net assets resulting from operations                                              1,146,132          1,387,681

Capital shares transactions
    Net premiums                                                                                  2,137,917          1,918,023
    Transfers of policy loans                                                                       (96,908)           (66,584)
    Transfers of cost of insurance                                                                 (653,288)          (616,661)
    Transfers of surrenders                                                                        (360,142)          (193,091)
    Transfers of death benefits                                                                     (11,457)              (893)
    Transfers of other terminations                                                                 (25,311)           (15,394)
    Interfund and net transfers to general account                                                   18,423           (170,442)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  1,009,234            854,958
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      2,155,366          2,242,639
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  9,706,395       $  7,551,029
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Value Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 1,281,781                               Dividend income                               $   137,277
     shares at net asset value of $8.75                              Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $9,200,682)                   $ 11,215,585
                                                                                                                       137,277
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $ 11,215,585        Administrative expense                              830
                                               -----------------
                                                                       Mortality and expense risk                       76,891
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          59,556

Product Group 1            511,636     $19.68      $ 10,069,557    REALIZED AND UNREALIZED GAINS
Product Group 2             34,840     $16.75           583,437     (LOSSES) ON INVESTMENTS
Product Group 3              4,316     $10.88            46,952      Net realized gains on investments                 150,841
Product Group 4             25,424     $20.28           515,640      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      970,808
                                                                                                              -----------------
                           576,216                 $ 11,215,585
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  1,181,205
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  7,007,967       $  4,118,748

Net increase in net assets resulting from operations                                              1,181,205          1,369,628

Capital shares transactions
    Net premiums                                                                                  2,604,569          2,017,952
    Transfers of policy loans                                                                       (55,207)           (30,847)
    Transfers of cost of insurance                                                                 (592,850)          (480,579)
    Transfers of surrenders                                                                        (113,316)          (136,277)
    Transfers of death benefits                                                                     (16,034)            (1,626)
    Transfers of other terminations                                                                 (25,965)           (23,139)
    Interfund and net transfers to general account                                                1,225,216            174,107
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  3,026,413          1,519,591
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      4,207,618          2,889,219
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 11,215,585       $  7,007,967
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Income and Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 353,048                                 Dividend income                                $   30,598
     shares at net asset value of $7.32                              Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $2,088,943)                   $  2,584,309
                                                                                                                        30,598
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  2,584,309        Administrative expense                              133
                                               -----------------
                                                                       Mortality and expense risk                       19,772
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          10,693

Product Group 1            185,545     $12.90      $  2,393,522    REALIZED AND UNREALIZED GAINS
Product Group 2             11,972      $9.41           112,712     (LOSSES) ON INVESTMENTS
Product Group 3                566     $11.01             6,224      Net realized gains on investments                  75,820
Product Group 4              5,645     $12.73            71,850      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      183,410
                                                                                                              -----------------
                           203,727                 $  2,584,309
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   269,923
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  2,073,156       $  1,412,025

Net increase in net assets resulting from operations                                                269,923            439,915

Capital shares transactions
    Net premiums                                                                                    625,363            583,367
    Transfers of policy loans                                                                       (15,041)           (22,206)
    Transfers of cost of insurance                                                                 (177,716)          (169,379)
    Transfers of surrenders                                                                         (81,420)          (146,475)
    Transfers of death benefits                                                                      (9,281)              (890)
    Transfers of other terminations                                                                  (4,226)            (6,129)
    Interfund and net transfers to general account                                                  (96,449)           (17,072)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    241,230            221,216
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        511,153            661,131
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  2,584,309       $  2,073,156
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
Massachusetts Financial Services Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
Emerging Growth Series
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 646,712                                 Dividend income                                 $       -
     shares at net asset value of $17.52                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $9,026,646)                   $ 11,330,395
                                                                                                                             -
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $ 11,330,395        Administrative expense                              800
                                               -----------------
                                                                       Mortality and expense risk                       88,365
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (89,165)

Product Group 1            940,192     $10.98      $ 10,323,642    REALIZED AND UNREALIZED GAINS
Product Group 2            118,835      $5.08           603,823     (LOSSES) ON INVESTMENTS
Product Group 3              1,160     $10.94            12,699      Net realized losses on investments               (130,935)
Product Group 4             36,074     $10.82           390,232      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                    1,415,114
                                                                                                              -----------------
                         1,096,262                 $ 11,330,395
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  1,195,014
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  9,426,673       $  6,373,101

Net increase in net assets resulting from operations                                              1,195,014          2,013,499

Capital shares transactions
    Net premiums                                                                                  2,732,581          2,697,766
    Transfers of policy loans                                                                      (138,611)           (51,984)
    Transfers of cost of insurance                                                                 (930,094)          (953,825)
    Transfers of surrenders                                                                        (433,670)          (200,563)
    Transfers of death benefits                                                                     (11,752)            (2,719)
    Transfers of other terminations                                                                 (30,668)           (24,412)
    Interfund and net transfers to general account                                                 (479,078)          (424,190)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    708,708          1,040,073
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      1,903,722          3,053,572
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 11,330,395       $  9,426,673
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Massachusetts Financial Services Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
Investors Trust Series
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 98,645                                  Dividend income                                $    9,781
     shares at net asset value of $18.08                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $1,499,248)                   $  1,783,500
                                                                                                                         9,781
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  1,783,500        Administrative expense                               20
                                               -----------------
                                                                       Mortality and expense risk                       14,325
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                            (4,564)

Product Group 1            165,885     $10.55      $  1,749,356    REALIZED AND UNREALIZED GAINS
Product Group 2              2,475      $8.80            21,782     (LOSSES) ON INVESTMENTS
Product Group 3                 92     $11.09             1,025      Net realized losses on investments                (11,149)
Product Group 4              1,089     $10.41            11,337      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      184,126
                                                                                                              -----------------
                           169,542                 $  1,783,500
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   168,413
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  1,503,147       $  1,145,465

Net increase in net assets resulting from operations                                                168,413            252,903

Capital shares transactions
    Net premiums                                                                                    374,984            377,200
    Transfers of policy loans                                                                        (2,049)           (22,341)
    Transfers of cost of insurance                                                                 (158,772)          (152,384)
    Transfers of surrenders                                                                         (40,876)           (21,484)
    Transfers of death benefits                                                                        (602)              (731)
    Transfers of other terminations                                                                    (821)           (17,624)
    Interfund and net transfers to general account                                                  (59,924)           (57,857)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    111,940            104,779
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        280,353            357,682
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  1,783,500       $  1,503,147
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
Massachusetts Financial Services Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
New Discovery Series
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 493,471                                 Dividend income                                 $       -
     shares at net asset value of $14.87                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $6,218,692)                   $  7,337,919
                                                                                                                             -
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  7,337,919        Administrative expense                              718
                                               -----------------
                                                                       Mortality and expense risk                       59,804
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (60,522)

Product Group 1            353,484     $19.25      $  6,806,145    REALIZED AND UNREALIZED GAINS
Product Group 2             16,886      $8.84           149,276     (LOSSES) ON INVESTMENTS
Product Group 3              1,553     $10.55            16,387      Net realized gains on investments                   7,246
Product Group 4             19,276     $18.99           366,111      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      460,929
                                                                                                              -----------------
                           391,199                 $  7,337,919
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   407,653
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  6,311,978       $  3,607,321

Net increase in net assets resulting from operations                                                407,653          1,355,352

Capital shares transactions
    Net premiums                                                                                  1,729,810          1,360,880
    Transfers of policy loans                                                                       (85,223)           (61,649)
    Transfers of cost of insurance                                                                 (483,328)          (411,149)
    Transfers of surrenders                                                                        (204,152)           (75,234)
    Transfers of death benefits                                                                      (5,629)              (228)
    Transfers of other terminations                                                                 (22,007)           (12,548)
    Interfund and net transfers to general account                                                 (311,183)           549,233
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    618,288          1,349,305
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      1,025,941          2,704,657
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  7,337,919       $  6,311,978
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
Massachusetts Financial Services Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
Research Series
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 319,900                                 Dividend income                                $   45,679
     shares at net asset value of $15.30                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $3,947,984)                   $  4,894,475
                                                                                                                        45,679
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  4,894,475        Administrative expense                              269
                                               -----------------
                                                                       Mortality and expense risk                       38,454
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                           6,956

Product Group 1            407,048     $11.33      $  4,612,759    REALIZED AND UNREALIZED GAINS
Product Group 2             19,050      $7.97           151,777     (LOSSES) ON INVESTMENTS
Product Group 3                433     $11.21             4,857      Net realized losses on investments                 (4,592)
Product Group 4             11,194     $11.17           125,081      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      617,066
                                                                                                              -----------------
                           437,725                 $  4,894,475
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   619,430
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  4,014,175       $  2,793,015

Net increase in net assets resulting from operations                                                619,430            726,721

Capital shares transactions
    Net premiums                                                                                  1,138,328          1,173,231
    Transfers of policy loans                                                                       (31,147)           (20,559)
    Transfers of cost of insurance                                                                 (388,425)          (380,622)
    Transfers of surrenders                                                                         (97,154)           (70,165)
    Transfers of death benefits                                                                      (5,049)              (265)
    Transfers of other terminations                                                                  (6,393)           (13,250)
    Interfund and net transfers to general account                                                 (349,290)          (193,931)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    260,870            494,439
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        880,300          1,221,160
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  4,894,475       $  4,014,175
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. VC Growth & Income Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 361,519                                 Dividend income                                $   77,207
     shares at net asset value of $27.18                             Capital gains distributions                        78,482
                                                                                                              -----------------
     per share (cost $8,064,243)                   $  9,826,097
                                                                                                                       155,689
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  9,826,097        Administrative expense                              329
                                               -----------------
                                                                       Mortality and expense risk                       69,466
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          85,894

Product Group 1            542,660     $16.57      $  8,990,987    REALIZED AND UNREALIZED GAINS
Product Group 2             47,908     $12.74           610,419     (LOSSES) ON INVESTMENTS
Product Group 3              3,124     $11.06            34,554      Net realized gains on investments                 158,199
Product Group 4             11,639     $16.34           190,137      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      723,833
                                                                                                              -----------------
                           605,330                 $  9,826,097
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   967,926
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  6,826,851       $  4,003,870

Net increase in net assets resulting from operations                                                967,926          1,443,593

Capital shares transactions
    Net premiums                                                                                  2,429,592          2,016,310
    Transfers of policy loans                                                                      (130,264)           (50,687)
    Transfers of cost of insurance                                                                 (669,877)          (550,377)
    Transfers of surrenders                                                                        (182,622)          (100,568)
    Transfers of death benefits                                                                      (4,831)            (1,416)
    Transfers of other terminations                                                                 (18,959)           (14,195)
    Interfund and net transfers to general account                                                  608,281             80,321
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  2,031,320          1,379,388
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      2,999,246          2,822,981
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  9,826,097       $  6,826,851
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. VC Mid-Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 597,219                                 Dividend income                                $   32,143
     shares at net asset value of $20.79                             Capital gains distributions                       163,742
                                                                                                              -----------------
     per share (cost $9,703,935)                   $ 12,416,192
                                                                                                                       195,885
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $ 12,416,192        Administrative expense                            1,047
                                               -----------------
                                                                       Mortality and expense risk                       81,485
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                         113,353

Product Group 1            492,496     $22.70      $ 11,181,877    REALIZED AND UNREALIZED GAINS
Product Group 2             23,681     $22.43           531,057     (LOSSES) ON INVESTMENTS
Product Group 3              4,675     $11.60            54,241      Net realized gains on investments                 388,772
Product Group 4             29,080     $22.32           649,018      Net unrealized appreciation on
                       ------------            -----------------
                                                                          investments                                1,570,897
                                                                                                              -----------------
                           549,931                 $ 12,416,192
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  2,073,022
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  7,531,058       $  4,984,990

Net increase in net assets resulting from operations                                              2,073,022          1,370,116

Capital shares transactions
    Net premiums                                                                                  2,784,309          2,397,256
    Transfers of policy loans                                                                       (76,543)           (36,606)
    Transfers of cost of insurance                                                                 (647,027)          (522,100)
    Transfers of surrenders                                                                        (179,266)          (229,502)
    Transfers of death benefits                                                                      (6,763)           (73,487)
    Transfers of other terminations                                                                 (31,856)           (14,413)
    Interfund and net transfers to general account                                                  969,258           (345,196)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  2,812,112          1,175,952
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      4,885,134          2,546,068
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 12,416,192       $  7,531,058
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. VC International Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 207,881                                 Dividend income                                $    2,017
     shares at net asset value of $8.56                              Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $1,439,938)                   $  1,779,463
                                                                                                                         2,017
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  1,779,463        Administrative expense                               77
                                               -----------------
                                                                       Mortality and expense risk                       11,013
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                            (9,073)

Product Group 1            184,897      $9.04      $  1,671,525    REALIZED AND UNREALIZED GAINS
Product Group 2              4,033      $7.15            28,852     (LOSSES) ON INVESTMENTS
Product Group 3              3,001     $10.93            32,792      Net realized gains on investments                  80,390
Product Group 4              5,079      $9.11            46,293      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      178,177
                                                                                                              -----------------
                           197,010                 $  1,779,463
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   249,494
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                 $   875,416        $   282,105

Net increase in net assets resulting from operations                                                249,494            195,429

Capital shares transactions
    Net premiums                                                                                    589,918            423,538
    Transfers of policy loans                                                                       (30,488)            (3,553)
    Transfers of cost of insurance                                                                  (86,802)           (55,446)
    Transfers of surrenders                                                                         (35,455)            (7,668)
    Transfers of death benefits                                                                           -                  -
    Transfers of other terminations                                                                  (3,253)              (451)
    Interfund and net transfers to general account                                                  220,633             41,462
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    654,553            397,882
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        904,047            593,311
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  1,779,463        $   875,416
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Alger American Fund Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 120,046                                 Dividend income                                 $       -
     shares at net asset value of $35.12                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $3,857,095)                   $  4,216,027
                                                                                                                             -
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  4,216,027        Administrative expense                              104
                                               -----------------
                                                                       Mortality and expense risk                       23,569
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (23,673)

Product Group 1            610,461      $6.60      $  4,030,365    REALIZED AND UNREALIZED GAINS
Product Group 2             11,757      $6.72            78,946     (LOSSES) ON INVESTMENTS
Product Group 3              2,583     $10.66            27,536      Net realized gains on investments                 174,029
Product Group 4              9,798      $8.08            79,180      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                       26,960
                                                                                                              -----------------
                           634,599                 $  4,216,027
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   177,316
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  2,277,259       $  1,061,218

Net increase in net assets resulting from operations                                                177,316            457,446

Capital shares transactions
    Net premiums                                                                                  1,142,083            777,494
    Transfers of policy loans                                                                       (13,158)           (10,894)
    Transfers of cost of insurance                                                                 (232,449)          (171,102)
    Transfers of surrenders                                                                         (26,973)            (8,564)
    Transfers of death benefits                                                                      (1,639)                 -
    Transfers of other terminations                                                                  (2,006)            (4,756)
    Interfund and net transfers to general account                                                  895,594            176,417
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  1,761,452            758,595
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      1,938,768          1,216,041
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  4,216,027       $  2,277,259
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Alger American Fund MidCap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 322,838                                 Dividend income                                 $       -
     shares at net asset value of $20.80                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $5,840,352)                   $  6,715,021
                                                                                                                             -
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  6,715,021        Administrative expense                              214
                                               -----------------
                                                                       Mortality and expense risk                       50,390
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (50,604)

Product Group 1            633,589      $9.24      $  5,852,879    REALIZED AND UNREALIZED GAINS
Product Group 2             76,025      $9.40           714,743     (LOSSES) ON INVESTMENTS
Product Group 3              1,784     $11.16            19,911      Net realized gains on investments                 696,396
Product Group 4             11,649     $10.94           127,489      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                       74,462
                                                                                                              -----------------
                           723,046                 $  6,715,021
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   720,254
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  4,841,496       $  1,590,097

Net increase in net assets resulting from operations                                                720,254          1,024,600

Capital shares transactions
    Net premiums                                                                                  1,948,387          1,358,712
    Transfers of policy loans                                                                       (60,646)              (331)
    Transfers of cost of insurance                                                                 (423,264)          (251,310)
    Transfers of surrenders                                                                         (77,683)           (17,556)
    Transfers of death benefits                                                                           -            (20,024)
    Transfers of other terminations                                                                 (26,775)            (2,738)
    Interfund and net transfers to general account                                                 (206,748)         1,160,046
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  1,153,271          2,226,799
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      1,873,525          3,251,399
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  6,715,021       $  4,841,496
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
Alger American Fund Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 196,280                                 Dividend income                                 $       -
     shares at net asset value of $30.39                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $5,466,322)                   $  5,964,934
                                                                                                                             -
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  5,964,934        Administrative expense                              185
                                               -----------------
                                                                       Mortality and expense risk                       49,479
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (49,664)

Product Group 1            943,923      $5.88      $  5,545,559    REALIZED AND UNREALIZED GAINS
Product Group 2             48,631      $5.97           290,514     (LOSSES) ON INVESTMENTS
Product Group 3              2,899     $10.76            31,181      Net realized gains on investments                 665,437
Product Group 4             11,541      $8.46            97,680      Net unrealized depreciation on
                       ------------            -----------------
                                                                      investments                                     (181,018)
                                                                                                              -----------------
                         1,006,994                 $  5,964,934
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   434,755
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  4,995,171       $  2,830,287

Net increase in net assets resulting from operations                                                434,755          1,031,676

Capital shares transactions
    Net premiums                                                                                  1,896,081          1,665,954
    Transfers of policy loans                                                                       (79,164)           (22,396)
    Transfers of cost of insurance                                                                 (481,880)          (374,812)
    Transfers of surrenders                                                                        (109,687)           (48,302)
    Transfers of death benefits                                                                      (4,498)              (340)
    Transfers of other terminations                                                                 (34,946)           (14,478)
    Interfund and net transfers to general account                                                 (650,898)           (72,418)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    535,008          1,133,208
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        969,763          2,164,884
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  5,964,934       $  4,995,171
                                                                                            ----------------  -----------------




Midland National Life Insurance Company
Separate Account A
Alger American Fund Small Capitalization Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 299,019                                 Dividend income                                 $       -
     shares at net asset value of $20.26                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $5,246,563)                   $  6,058,125
                                                                                                                             -
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  6,058,125        Administrative expense                              184
                                               -----------------
                                                                       Mortality and expense risk                       32,717
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (32,901)

Product Group 1            836,445      $6.63      $  5,543,104    REALIZED AND UNREALIZED GAINS
Product Group 2             56,035      $6.74           377,711     (LOSSES) ON INVESTMENTS
Product Group 3              3,301     $11.08            36,588      Net realized gains on investments                 342,524
Product Group 4              9,812     $10.27           100,723      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      365,782
                                                                                                              -----------------
                           905,593                 $  6,058,125
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   675,405
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  2,972,490        $   827,703

Net increase in net assets resulting from operations                                                675,405            570,912

Capital shares transactions
    Net premiums                                                                                  1,923,293          1,561,614
    Transfers of policy loans                                                                       (45,065)            (6,868)
    Transfers of cost of insurance                                                                 (374,259)          (220,185)
    Transfers of surrenders                                                                         (30,468)           (12,071)
    Transfers of death benefits                                                                      (5,697)                 -
    Transfers of other terminations                                                                  (5,344)            (4,295)
    Interfund and net transfers to general account                                                  947,770            255,680
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  2,410,230          1,573,875
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      3,085,635          2,144,787
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  6,058,125       $  2,972,490
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
AIM Variable Insurance Funds Financial Services Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 73,181                                  Dividend income                                $    7,165
     shares at net asset value of $14.61                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $1,010,781)                   $  1,069,179
                                                                                                                         7,165
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  1,069,179        Administrative expense                               21
                                               -----------------
                                                                       Mortality and expense risk                        7,028
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                             116

Product Group 1             90,437     $11.61      $  1,049,850    REALIZED AND UNREALIZED GAINS
Product Group 2                 10     $11.70               112     (LOSSES) ON INVESTMENTS
Product Group 3                703     $10.75             7,561      Net realized gains on investments                  62,856
Product Group 4              1,010     $11.54            11,656      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                       20,552
                                                                                                              -----------------
                            92,159                 $  1,069,179
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                      $   83,524
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                 $   648,768        $   286,647

Net increase in net assets resulting from operations                                                 83,524            119,932

Capital shares transactions
    Net premiums                                                                                    363,324            242,415
    Transfers of policy loans                                                                       (28,694)               (66)
    Transfers of cost of insurance                                                                  (70,348)           (38,838)
    Transfers of surrenders                                                                         (11,343)            (4,118)
    Transfers of death benefits                                                                           -               (427)
    Transfers of other terminations                                                                 (21,516)                 -
    Interfund and net transfers to general account                                                  105,464             43,223
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    336,887            242,189
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        420,411            362,121
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  1,069,179        $   648,768
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
AIM Variable Insurance Funds Health Sciences Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 58,694                                  Dividend income                                 $       -
     shares at net asset value of $18.90                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $1,054,206)                   $  1,109,323
                                                                                                                             -
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  1,109,323        Administrative expense                               53
                                               -----------------
                                                                       Mortality and expense risk                        7,538
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                            (7,591)

Product Group 1             95,797     $11.01      $  1,054,931    REALIZED AND UNREALIZED GAINS
Product Group 2              1,686     $11.13            18,757     (LOSSES) ON INVESTMENTS
Product Group 3                726     $10.20             7,413      Net realized gains on investments                  55,322
Product Group 4              2,577     $10.95            28,221      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                        7,359
                                                                                                              -----------------
                           100,786                 $  1,109,323
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                      $   55,090
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                 $   707,641        $   182,544

Net increase in net assets resulting from operations                                                 55,090             99,267

Capital shares transactions
    Net premiums                                                                                    430,490            285,485
    Transfers of policy loans                                                                       (19,161)             4,543
    Transfers of cost of insurance                                                                  (81,240)           (42,594)
    Transfers of surrenders                                                                          (6,137)            (3,543)
    Transfers of death benefits                                                                           -               (349)
    Transfers of other terminations                                                                 (15,539)                 -
    Interfund and net transfers to general account                                                   38,179            182,288
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    346,592            425,830
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        401,682            525,097
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  1,109,323        $   707,641
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
LEVCO Series Trust Equity Value Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 1,253                                   Dividend income                                 $     220
     shares at net asset value of $11.24                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $9,936)                         $   14,085
                                                                                                                           220
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                           $   14,085        Administrative expense                                -
                                               -----------------
                                                                       Mortality and expense risk                          118
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                             102

Product Group 1              1,321     $10.60        $   13,999    REALIZED AND UNREALIZED GAINS
Product Group 2                  8     $10.78                85     (LOSSES) ON INVESTMENTS
                       ------------            -----------------
                                                                     Net realized gains on investments                     238
                             1,329                   $   14,085      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                        1,554
                                                                                                              -----------------

                                                                   Net increase in net assets resulting from
                                                                    operations                                      $    1,894
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                  $   12,694         $   33,802

Net increase in net assets resulting from operations                                                  1,894              4,600

Capital shares transactions
    Net premiums                                                                                         16             29,054
    Transfers of policy loans                                                                             -                 (5)
    Transfers of cost of insurance                                                                     (263)            (4,358)
    Transfers of surrenders                                                                            (255)              (132)
    Transfers of death benefits                                                                           -                  -
    Transfers of other terminations                                                                       -                  -
    Interfund and net transfers to general account                                                       (1)           (50,267)
                                                                                            ----------------  -----------------

      Net (decrease) in net assets from capital share transactions                                     (503)           (25,708)
                                                                                            ----------------  -----------------

Total increase (decrease) in net assets                                                               1,391            (21,108)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                        $   14,085         $   12,694
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Van Eck Worldwide Insurance Trust Worldwide Hard Assets Fund
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                   Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 92,806                                  Dividend income                                $    2,538
     shares at net asset value of $18.36                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $1,494,092)                   $  1,703,910
                                                                                                                         2,538
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  1,703,910        Administrative expense                               81
                                               -----------------
                                                                       Mortality and expense risk                        9,578
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                            (7,121)

Product Group 1            100,213     $15.11      $  1,514,304    REALIZED AND UNREALIZED GAINS
Product Group 2              9,274     $15.27           141,633     (LOSSES) ON INVESTMENTS
Product Group 3              1,350     $12.47            16,838      Net realized gains on investments                 186,288
Product Group 4              2,005     $15.53            31,136      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                       78,768
                                                                                                              -----------------
                           112,843                 $  1,703,910
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   257,935
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                 $   694,771        $   229,300

Net increase in net assets resulting from operations                                                257,935            136,621

Capital shares transactions
    Net premiums                                                                                    463,410            244,383
    Transfers of policy loans                                                                       (65,487)              (320)
    Transfers of cost of insurance                                                                  (91,184)           (57,757)
    Transfers of surrenders                                                                          (8,545)              (149)
    Transfers of death benefits                                                                           -                  -
    Transfers of other terminations                                                                     (81)              (387)
    Interfund and net transfers to general account                                                  453,091            143,080
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    751,204            328,850
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      1,009,139            465,471
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  1,703,910        $   694,771
                                                                                            ----------------  -----------------




Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Total Return Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 197,025                                 Dividend income                                $   22,432
     shares at net asset value of $10.51                             Capital gains distributions                        26,806
                                                                                                              -----------------
     per share (cost $2,074,447)                   $  2,070,736
                                                                                                                        49,238
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  2,070,736        Administrative expense                               46
                                               -----------------
                                                                       Mortality and expense risk                       10,055
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          39,137

Product Group 1            175,510     $10.54      $  1,849,530    REALIZED AND UNREALIZED GAINS
Product Group 2             15,833     $10.61           167,931     (LOSSES) ON INVESTMENTS
Product Group 3              2,226     $10.36            23,061      Net realized gains on investments                   7,931
Product Group 4              2,878     $10.50            30,214      Net unrealized depreciation on
                       ------------            -----------------
                                                                      investments                                       (2,074)
                                                                                                              -----------------
                           196,446                 $  2,070,736
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                      $   44,994
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                 $   521,769          $       -

Net increase in net assets resulting from operations                                                 44,994              2,291

Capital shares transactions
    Net premiums                                                                                  1,166,007            331,521
    Transfers of policy loans                                                                       (10,274)              (390)
    Transfers of cost of insurance                                                                  (90,512)           (22,884)
    Transfers of surrenders                                                                         (12,388)              (538)
    Transfers of death benefits                                                                           -                  -
    Transfers of other terminations                                                                  (5,527)                 -
    Interfund and net transfers to general account                                                  456,667            211,769
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  1,503,973            519,478
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      1,548,967            521,769
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  2,070,736        $   521,769
                                                                                            ----------------  -----------------




Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Low Duration Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 65,342                                  Dividend income                                $    4,723
     shares at net asset value of $10.30                             Capital gains distributions                         1,103
                                                                                                              -----------------
     per share (cost $672,689)                      $   673,026
                                                                                                                         5,826
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                          $   673,026        Administrative expense                               36
                                               -----------------
                                                                       Mortality and expense risk                        2,983
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                           2,807

Product Group 1             29,601     $10.09       $   298,692    REALIZED AND UNREALIZED GAINS
Product Group 2             34,718     $10.14           351,958     (LOSSES) ON INVESTMENTS
Product Group 3                419     $10.06             4,215      Net realized gains on investments                     819
Product Group 4              1,805     $10.06            18,161      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                          214
                                                                                                              -----------------
                            66,544                  $   673,026
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                      $    3,840
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                 $   293,568          $       -

Net increase in net assets resulting from operations                                                  3,840                371

Capital shares transactions
    Net premiums                                                                                    107,000             41,104
    Transfers of policy loans                                                                        (1,033)                 -
    Transfers of cost of insurance                                                                  (19,993)            (2,395)
    Transfers of surrenders                                                                          (6,410)                 -
    Transfers of death benefits                                                                           -                  -
    Transfers of other terminations                                                                       -                  -
    Interfund and net transfers to general account                                                  296,054            254,488
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    375,618            293,197
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        379,458            293,568
                                                                                            ----------------  -----------------

Net assets at end of year                                                                       $   673,026        $   293,568
                                                                                            ----------------  -----------------




Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust High Yield Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 95,966                                  Dividend income                                $   31,971
     shares at net asset value of $8.40                              Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $785,376)                      $   806,118
                                                                                                                        31,971
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                          $   806,118        Administrative expense                               35
                                               -----------------
                                                                       Mortality and expense risk                        4,335
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          27,601

Product Group 1             60,095     $11.85       $   711,952    REALIZED AND UNREALIZED GAINS
Product Group 2              5,553     $12.17            67,556     (LOSSES) ON INVESTMENTS
Product Group 3                672     $10.84             7,288      Net realized gains on investments                   3,313
Product Group 4              1,637     $11.80            19,321      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                       14,324
                                                                                                              -----------------
                            67,958                  $   806,118
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                      $   45,238
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                 $   280,287          $       -

Net increase in net assets resulting from operations                                                 45,238              7,244

Capital shares transactions
    Net premiums                                                                                    519,101            124,057
    Transfers of policy loans                                                                        (8,723)                 -
    Transfers of cost of insurance                                                                  (41,722)            (7,963)
    Transfers of surrenders                                                                         (15,809)                 -
    Transfers of death benefits                                                                           -                  -
    Transfers of other terminations                                                                     (56)                 -
    Interfund and net transfers to general account                                                   27,802            156,949
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    480,593            273,043
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        525,831            280,287
                                                                                            ----------------  -----------------

Net assets at end of year                                                                       $   806,118        $   280,287
                                                                                            ----------------  -----------------




Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 123,462                                 Dividend income                                $    7,609
     shares at net asset value of $12.92                             Capital gains distributions                        31,068
                                                                                                              -----------------
     per share (cost $1,581,165)                   $  1,595,134
                                                                                                                        38,677
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  1,595,134        Administrative expense                               58
                                               -----------------
                                                                       Mortality and expense risk                        5,832
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          32,787

Product Group 1             82,475     $11.32       $   934,018    REALIZED AND UNREALIZED GAINS
Product Group 2             50,785     $11.19           568,368     (LOSSES) ON INVESTMENTS
Product Group 3              2,585     $10.71            27,699      Net realized gains on investments                   6,202
Product Group 4              5,751     $11.31            65,049      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                       14,144
                                                                                                              -----------------
                           141,597                 $  1,595,134
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                      $   53,133
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                 $   321,957          $       -

Net increase (decrease) in net assets resulting from operations                                      53,133               (135)

Capital shares transactions
    Net premiums                                                                                    468,596            221,201
    Transfers of policy loans                                                                        (2,207)              (300)
    Transfers of cost of insurance                                                                  (51,871)            (6,646)
    Transfers of surrenders                                                                          (1,922)                 -
    Transfers of death benefits                                                                           -                  -
    Transfers of other terminations                                                                  (3,195)                 -
    Interfund and net transfers to general account                                                  810,643            107,837
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  1,220,044            322,092
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      1,273,177            321,957
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  1,595,134        $   321,957
                                                                                            ----------------  -----------------




Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements
--------------------------------------------------------------------------------

1.     Organization and Significant Accounting Policies

       Organization
       Midland National Life Separate Account A ("Separate Account"), a unit investment trust, is a segregated investment account of Midland National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account is used to fund variable universal life insurance policies of the Company. The Separate Account consists of eleven insurance products, each with different characteristics. The dates in which products were introduced result in different product groups. Sammons Securities Corporation, an affiliate, serves as the underwriter of the variable products.

       Investments
       The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance Products Fund II ("VIPF II"), Fidelity Variable Insurance Products Fund III ("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"), Massachusetts Financial Services Variable Insurance Trust Fund ("MFS"), Lord Abbett Series Fund, Inc. ("LAC"), Alger American Fund ("FAM"), AIM Variable Insurance Funds ("AIM"), LEVCO Series Trust ("LEVCO"), Van Eck Global Worldwide Insurance Trust ("VANECK"), and PIMCO Variable Insurance Trust ("PIMCO") (collectively "the Funds"), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants.

       The LEVCO Equity Value Fund, the VANECK Worldwide Hard Assets Fund, and the AIM Health Sciences Fund and Financial Services Fund were introduced in 2002. The PIMCO Total Return Portfolio, Low Duration Portfolio, High Yield Portfolio, and Real Return Portfolio were introduced effective May 1, 2003. All other portfolios have been in existence for more than three years.

       Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date. Dividends are automatically reinvested in shares of the Funds.

       The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

       Federal Income Taxes
       The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable life policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.


       Estimates
       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.     Expenses and Related Party Transactions

       The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account's prospectus.

       o A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

       o A mortality and expense risk fee is charged in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

       o A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

       o A sales and premium tax charge is deducted from each premium payment made prior to deposit into the Separate Account. Total deductions from gross contract premiums received by the Company were $5,047,861 and $4,547,914 in 2004 and 2003, respectively.

       Each management company of the Separate Account charges fees for their management advisory services as well as other operating expenses. The fees differ between companies and by portfolio within each company; however, the fees are generally calculated based on an annual rate applied to the average net asset of the respective portfolios. The effect of the fees are netted within the share value of the respective portfolios. The portfolio fee rates charged for the years ended December 31, 2004 and 2003, respectively, were as follows:

                                                             2004         2003

Fidelity Variable Insurance Products Fund I
    Money Market Portfolio                                   0.29%        0.29%
    High Income Portfolio                                    0.71%        0.69%
    Equity-Income Portfolio                                  0.58%        0.57%
    Growth Portfolio                                         0.68%        0.67%
    Overseas Portfolio                                       0.91%        0.90%
    Midcap Portfolio                                         0.71%        0.70%
Fidelity Variable Insurance Products Fund II
    Asset Manager Portfolio                                  0.65%        0.63%
    Investment Grade Bond Portfolio                          0.56%        0.54%
    Index 500 Portfolio                                      0.35%        0.34%
    Contrafund Portfolio                                     0.68%        0.67%
    Asset Manager: Growth Portfolio                          0.74%        0.73%
Fidelity Variable Insurance Products Fund III
    Balanced Portfolio                                       0.56%        0.59%
    Growth & Income Portfolio                                0.60%        0.59%
    Growth Opportunities Portfolio                           0.72%        0.72%
American Century Variable Portfolios. Inc.
    Balanced Portfolio                                       0.90%        0.90%
    Capital Appreciation Portfolio                           1.00%        1.00%
    International Portfolio                                  1.27%        1.50%
    Value Portfolio                                          0.93%        1.00%
    Income and Growth Portfolio                              0.70%        0.70%
Massachusetts Financial Services Variable Insurance Trust
    Emerging Growth Series                                   0.87%        0.87%
    Investors Trust Series                                   0.86%        0.87%
    New Discovery Series                                     1.01%        1.04%
    Research Series                                          0.88%        0.88%
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                             0.89%        0.85%
    VC Mid-Cap Value Portfolio                               1.17%        0.85%
    VC International Portfolio                               1.34%        1.40%
Alger American Fund
    Growth Portfolio                                         0.85%        0.85%
    MidCap Growth Portfolio                                  0.92%        0.93%
    Leveraged AllCap Portfolio                               0.97%        0.97%
    Small Capitalization Portfolio                           0.97%        0.97%
AIM Variable Insurance Funds
    Financial Services Fund                                  1.12%        1.11%
    Health Sciences Fund                                     1.11%        1.08%
LEVCO Series Trust
    Equity Value Fund                                        1.10%        1.10%
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                               1.20%        1.23%
PIMCO Variable Insurance Trust
    Total Return Portfolio                                   0.65%        0.65%
    Low Duration Portfolio                                   0.65%        0.65%
    High Yield Portfolio                                     0.75%        0.75%
    Real Return Portfolio                                    0.65%        0.65%



3.     Purchases and Sales of Investment Securities

       The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2004 and 2003, were as follows:

                                                             2004                               2003
                                             ---------------------------------  ---------------------------------
 Portfolio                                      Purchases          Sales           Purchases          Sales

Fidelity Variable Insurance Products Fund I
    Money Market Portfolio                      $  9,295,972     $ 10,948,722      $  8,419,799      $ 6,636,070
    High Income Portfolio                          1,999,958        1,228,364         2,121,241        1,388,417
    Equity-Income Portfolio                        7,451,085        6,083,390         6,947,192        5,622,553
    Growth Portfolio                              13,224,027       12,455,613        14,111,148       11,585,319
    Overseas Portfolio                             3,605,825        2,521,774         2,083,604        1,471,885
    Midcap Portfolio                               6,731,934        2,545,047         4,505,234        2,678,645
Fidelity Variable Insurance Products Fund II
    Asset Manager Portfolio                        2,069,688        1,875,837         2,051,786        1,741,594
    Investment Grade Bond Portfolio                5,855,160        2,984,097         7,287,773        5,128,973
    Index 500 Portfolio                           15,497,622       10,179,396        13,587,496        9,168,487
    Contrafund Portfolio                          10,387,384        7,187,999         8,981,107        6,554,251
    Asset Manager: Growth Portfolio                1,154,378          998,672         1,249,481          966,211
Fidelity Variable Insurance Products Fund III
    Balanced Portfolio                             1,407,113          776,777         1,163,370          541,934
    Growth & Income Portfolio                      1,964,477        1,649,395         2,314,278        1,662,423
    Growth Opportunities Portfolio                 2,167,407        1,835,767         2,403,865        2,215,387
American Century Variable Portfolios, Inc.
    Balanced Portfolio                               975,810          507,462           811,352          371,053
    Capital Appreciation Portfolio                 1,305,820          958,996         1,186,140          823,686
    International Portfolio                        2,896,475        1,916,965         2,392,157        1,548,568
    Value Portfolio                                4,566,366        1,480,396         2,980,084        1,457,116
    Income & Growth Portfolio                        879,734          627,812         1,094,208          867,173
Massachusetts Financial Services Variable
 Insurance Trust
    Emerging Growth Series                         3,491,495        2,871,953         3,505,503        2,535,192
    Investors Trust Series                           442,301          334,926           469,745          368,073
    New Discovery Series                           2,984,465        2,426,699         2,533,430        1,226,353
    Research Series                                1,442,416        1,174,591         1,470,013          983,815
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                   3,754,467        1,637,254         2,962,805        1,588,215
    VC Mid-Cap Value Portfolio                     4,844,824        1,919,359         3,952,167        2,724,002
    VC International Portfolio                       906,882          261,402           645,260          240,004
Alger American Fund
    Growth Portfolio                               2,726,498          988,719         1,217,883          472,869
    MidCap Growth Portfolio                        3,706,955        2,604,288         3,147,100          943,737
    Leveraged AllCap Portfolio                     3,494,330        3,008,986         3,575,533        2,473,354
    Small Capitalization Portfolio                 3,629,926        1,252,597         2,603,864        1,044,119
AIM Variable Insurance Funds
    Financial Services Fund                          928,527          591,524           955,926          715,236
    Health Sciences Fund                             864,312          525,301           898,007          474,896
LEVCO Series Trust
    Equity Value Fund                                    497              898            41,952           67,060
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                     1,711,710          967,615           761,365          434,253
PIMCO Variable Insurance Trust
    Total Return Portfolio                         2,191,446          648,336           572,596           48,300
    Low Duration Portfolio                           741,511          363,086           298,526            5,045
    High Yield Portfolio                             801,916          293,736           616,301          334,788
    Real Return Portfolio                          1,401,060          148,229           462,292          136,197
                                             ----------------  ---------------  ----------------  ---------------
                                                $133,501,776     $ 90,781,979      $116,381,583     $ 79,245,253
                                             ----------------  ---------------  ----------------  ---------------



       Purchases and sales in investment shares for the years ended December 31, 2004 and 2003, were as follows:

                                                                 2004                            2003
                                                    ------------------------------  -----------------------------
 Portfolio                                            Purchases         Sales         Purchases        Sales

Fidelity Variable Insurance Products Fund I
    Money Market Portfolio                              9,295,972      10,948,722       8,419,799      6,636,070
    High Income Portfolio                                 301,583         184,439         344,108        221,112
    Equity-Income Portfolio                               318,562         258,509         367,795        295,011
    Growth Portfolio                                      428,449         403,684         537,483        446,912
    Overseas Portfolio                                    228,368         157,489         168,928        122,837
    Midcap Portfolio                                      256,983          98,545         231,973        188,041
Fidelity Variable Insurance Products Fund II
    Asset Manager Portfolio                               144,274         131,101         157,268        131,678
    Investment Grade Bond Portfolio                       450,556         229,029         545,301        383,428
    Index 500 Portfolio                                   121,323          79,589         126,149         85,804
    Contrafund Portfolio                                  430,823         297,974         457,054        336,018
    Asset Manager: Growth Portfolio                        94,387          82,026         115,754         89,257
Fidelity Variable Insurance Products Fund III
    Balanced Portfolio                                    102,137          56,517          91,629         42,478
    Growth & Income Portfolio                             148,505         124,917         197,998        139,973
    Growth Opportunities Portfolio                        143,962         121,997         188,361        172,336
American Century Variable Portfolios, Inc.
    Balanced Portfolio                                    142,449          74,006         132,568         60,651
    Capital Appreciation Portfolio                        185,289         136,438         189,288        130,872
    International Portfolio                               437,989         291,735         441,914        286,455
    Value Portfolio                                       566,540         184,369         449,766        223,154
    Income & Growth Portfolio                             131,041          93,542         200,636        158,736
Massachusetts Financial Services Variable
 Insurance Trust
    Emerging Growth Series                                220,146         181,215         260,560        187,885
    Investors Trust Series                                 26,777          20,124          32,808         25,854
    New Discovery Series                                  214,186         172,862         210,358        103,739
    Research Series                                       104,542          85,329         125,754         84,159
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                          148,269          65,170         142,109         76,322
    VC Mid-Cap Value Portfolio                            259,809         104,553         270,337        188,041
    VC International Portfolio                            118,788          34,205         110,582         42,599
Alger American Fund
    Growth Portfolio                                       81,361          29,721          42,171         16,850
    MidCap Growth Portfolio                               196,095         136,382         198,566         63,160
    Leveraged AllCap Portfolio                            122,575         104,123         145,286        103,204
    Small Capitalization Portfolio                        196,898          68,909         177,394         74,154
AIM Variable Insurance Funds
    Financial Services Fund                                66,869          41,603          81,300         60,685
    Health Sciences Fund                                   47,516          29,097          57,444         30,445
LEVCO Series Trust
    Equity Value Fund                                          48              88           5,465          8,445
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                            106,895          60,812          66,044         41,583
PIMCO Variable Insurance Trust
    Total Return Portfolio                                208,184          61,522          55,036          4,672
    Low Duration Portfolio                                 72,008          35,251          29,076            491
    High Yield Portfolio                                   97,928          36,185          77,879         43,656
    Real Return Portfolio                                 108,952          11,538          37,334         11,286
                                                    --------------  --------------  --------------  -------------
                                                       16,327,038      15,233,316      15,489,275     11,318,053
                                                    --------------  --------------  --------------  -------------

4.     Summary of Changes from Unit Transactions

       Transactions in units for the years ended December 31, 2004 and 2003, were as follows:

                                                               2004                            2003
                                                    ------------------------------  -----------------------------
 Portfolio                                            Purchases         Sales         Purchases        Sales

Fidelity Variable Insurance Products Fund I
    Money Market Portfolio                                740,536         882,238         672,109        509,942
    High Income Portfolio                                 126,013          77,197         180,220        121,722
    Equity-Income Portfolio                               404,324         303,698         601,466        474,429
    Growth Portfolio                                      876,554         705,342       1,890,223      1,618,791
    Overseas Portfolio                                    292,341         176,634         196,869        132,548
    Midcap Portfolio                                      527,882         194,273       1,068,447        886,743
Fidelity Variable Insurance Products Fund II
    Asset Manager Portfolio                                97,145          80,250         114,199         95,579
    Investment Grade Bond Portfolio                       848,803         688,537         457,505        334,081
    Index 500 Portfolio                                 1,086,875         679,978       1,133,907        733,787
    Contrafund Portfolio                                  599,636         382,360         607,674        437,885
    Asset Manager: Growth Portfolio                        79,204          70,658          97,000         77,676
Fidelity Variable Insurance Products Fund III
    Balanced Portfolio                                    105,495          57,224          91,652         43,337
    Growth & Income Portfolio                             133,975         110,910         173,996        123,569
    Growth Opportunities Portfolio                        206,132         169,065         265,023        241,479
American Century Variable Portfolios, Inc.
    Balanced Portfolio                                     68,828          35,374          63,733         29,299
    Capital Appreciation Portfolio                        110,255          75,093         113,372         76,087
    International Portfolio                               255,021         163,561         254,384        159,619
    Value Portfolio                                       248,910          77,873         198,032         96,594
    Income & Growth Portfolio                              69,551          50,738         889,902        866,174
Massachusetts Financial Services Variable
 Insurance Trust
    Emerging Growth Series                                363,408         285,927         438,900        305,304
    Investors Trust Series                                 44,880          32,981          55,287         43,017
    New Discovery Series                                  176,273         140,380         173,224         85,675
    Research Series                                       137,561         114,073         170,286        112,407
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                          243,304         104,560         233,510        122,004
    VC Mid-Cap Value Portfolio                            234,100          92,526         241,346        167,755
    VC International Portfolio                            110,841          30,449         102,645         38,840
Alger American Fund
    Growth Portfolio                                      428,129         152,730         219,686         85,198
    MidCap Growth Portfolio                               436,443         298,363         438,001        134,975
    Leveraged AllCap Portfolio                            607,107         506,595         734,839        514,557
    Small Capitalization Portfolio                        590,393         197,918         467,079        156,000
AIM Variable Insurance Funds
    Financial Services Fund                                83,188          51,218         101,952         75,923
    Health Sciences Fund                                   81,415          49,152          97,383         51,266
LEVCO Series Trust
    Equity Value Fund                                          29              81           5,662          8,861
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                            129,404          72,999          76,873         47,249
PIMCO Variable Insurance Trust
    Total Return Portfolio                                123,981          13,004          56,192          4,718
    Low Duration Portfolio                                 72,947          35,743          29,819            479
    High Yield Portfolio                                  196,836          51,864          59,078         33,508
    Real Return Portfolio                                  66,214          23,826          44,005         13,385
                                                    --------------  --------------  --------------  -------------
                                                       11,003,932       7,235,393      12,815,480      9,060,462
                                                    --------------  --------------  --------------  -------------

5.     Net Assets

       Net assets at December 31, 2004, consisted of the following:

                                                                Accumulated          Net
                                                               Net Investment     Unrealized
                                                Capital         Income and       Appreciation
                                                 Share         Net Realized     (Depreciation)
 Portfolio                                    Transactions     Gains (Losses)   of Investments        Total

Fidelity Variable Insurance Products Fund I
    Money Market Portfolio                      $ 4,782,080        $ 779,632          $       -      $ 5,561,712
    High Income Portfolio                         4,355,308          204,121            520,722        5,080,151
    Equity-Income Portfolio                      20,053,113        5,510,719          5,225,941       30,789,773
    Growth Portfolio                             42,781,706        2,308,543          4,794,126       49,884,375
    Overseas Portfolio                            7,443,800          199,704          1,893,216        9,536,720
    Midcap Portfolio                             10,732,148          545,451          3,553,130       14,830,729
Fidelity Variable Insurance Products Fund II
    Asset Manager Portfolio                       5,093,794        2,975,689            612,949        8,682,432
    Investment Grade Bond Portfolio               9,068,390        1,379,633             67,889       10,515,912
    Index 500 Portfolio                          44,194,729       (3,842,619)         7,902,315       48,254,425
    Contrafund Portfolio                         31,029,550        1,491,953          8,999,217       41,520,720
    Asset Manager: Growth Portfolio               4,690,382         (166,670)           509,819        5,033,531
Fidelity Variable Insurance Products Fund III
    Balanced Portfolio                            3,471,226              (87)           348,451        3,819,590
    Growth & Income Portfolio                     7,351,767         (658,329)         1,012,741        7,706,179
    Growth Opportunities Portfolio               10,167,932       (2,577,708)         1,431,834        9,022,058
American Century Variable Portfolios, Inc.
    Balanced Portfolio                            2,105,039           33,087            306,703        2,444,829
    Capital Appreciation Portfolio                4,489,239       (1,106,118)           556,277        3,939,398
    International Portfolio                      10,092,461       (2,242,959)         1,856,893        9,706,395
    Value Portfolio                               8,722,645          478,037          2,014,903       11,215,585
    Income & Growth Portfolio                     2,370,633         (281,690)           495,366        2,584,309
Massachusetts Financial Services Variable
 Insurance Trust
    Emerging Growth Series                       14,941,062       (5,914,416)         2,303,749       11,330,395
    Investors Trust Series                        1,788,521         (289,273)           284,252        1,783,500
    New Discovery Series                          7,354,694       (1,136,002)         1,119,227        7,337,919
    Research Series                               4,918,733         (970,749)           946,491        4,894,475
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                  7,987,153           77,090          1,761,854        9,826,097
    VC Mid-Cap Value Portfolio                    9,140,633          563,302          2,712,257       12,416,192
    VC International Portfolio                    1,494,010          (54,072)           339,525        1,779,463
Alger American Fund
    Growth Portfolio                              4,020,707         (163,613)           358,932        4,216,026
    MidCap Growth Portfolio                       5,514,944          325,409            874,669        6,715,022
    Leveraged AllCap Portfolio                    5,818,723         (352,400)           498,612        5,964,935
    Small Capitalization Portfolio                4,984,024          262,539            811,562        6,058,125
AIM Variable Insurance Funds
    Financial Services Fund                         870,738          140,043             58,398        1,069,179
    Health Sciences Fund                            972,863           81,344             55,116        1,109,323
LEVCO Series Trust
    Equity Value Fund                                 8,375            1,561              4,149           14,085
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                    1,302,538          191,554            209,818        1,703,910
Pimco Variable Insurance Trust
    Total Return Portfolio                        2,023,451           50,996             (3,711)       2,070,736
    Low Duration Portfolio                          668,815            3,874                337          673,026
    High Yield Portfolio                            753,636           31,740             20,742          806,118
    Real Return Portfolio                         1,542,136           39,030             13,968        1,595,134
                                             ---------------   --------------  -----------------  ---------------
                                               $309,101,699      $(2,081,654)      $ 54,472,440     $361,492,484
                                             ---------------   --------------  -----------------  ---------------

6.     Financial Highlights

       The Company sells a number of variable life insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

       The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

                                                    December 31                                Year Ended December 31
                                  ----------------------------------------------  -----------------------------------------------
                                                Unit Fair Value                   Investment  Expense Ratio       Total Return
                                                  Lowest to                        Income       Lowest to          Lowest to
                                     Units         Highest         Net Assets      Ratio*       Highest**          Highest***
                                  ------------  ---------------  ---------------  ---------  -----------------  -----------------
Net assets represented by
   Fidelity Variable Insurance Products
    Fund I
    Money Market Portfolio
          2004                        429,408   $10.00 to 18.44      $5,561,712      1.29%    0.50% to 1.10%     0.00% to 0.72%
          2003                        571,109   $11.15 to 18.41      $7,214,462      1.11%    0.50% to 1.10%     -.11% to .54%
          2002                        408,938   11.09 to 18.44       $5,430,733      1.65%    0.50% to 1.10%     0.60% to 1.19%
          2001                        473,267   10.96 to 18.33       $6,055,922      3.91%    0.50% to 1.10%     2.98% to 3.59%
          2000                        231,932   10.58 to 17.80       $2,994,767      5.19%    0.50% to 1.10%     5.14% to 5.80%

    High Income Portfolio
          2004                        359,096   9.63 to 26.83        $5,080,151      7.47%    0.50% to 1.10%     7.70% to 9.06%
          2003                        310,281   8.83 to 24.75        $4,229,716      6.73%    0.50% to 1.10%    25.88% to 26.69%
          2002                        251,743   6.97 to 19.67        $2,879,583      9.93%    0.50% to 1.10%     2.29% to 2.95%
          2001                        221,299   6.77 to 19.23        $2,549,739     12.70%    0.50% to 1.10%    -12.67% to -12.19%
          2000                        204,165   7.71 to 22.02        $2,769,834      0.76%    0.50% to 1.10%    -23.33% to -22.90%

    Equity-Income Portfolio
          2004                      1,472,798   10.93 to 52.45      $30,789,773      1.45%    0.50% to 1.10%    9.30% to 10.98%
          2003                      1,372,172   10.93 to 47.58      $26,739,888      1.64%    0.50% to 1.10%    28.90% to 29.66%
          2002                      1,243,283   9.43 to 36.89       $19,627,178      1.57%    0.50% to 1.10%    -17.88% to -17.35%
          2001                      1,075,529   10.20 to 44.92      $21,808,160      1.62%    0.50% to 1.10%    -6.01% to -5.47%
          2000                        914,981   10.79 to 47.79      $21,063,063      1.61%    0.50% to 1.10%     7.25% to 7.90%

    Growth Portfolio
          2004                      2,806,273   6.86 to 50.37       $49,884,375      0.25%    0.50% to 1.10%     2.23% to 4.00%
          2003                      2,635,062   6.67 to 49.21       $47,604,009      0.25%    0.50% to 1.10%    31.39% to 32.08%
          2002                      2,363,555   5.05 to 37.50       $33,825,399      0.24%    0.50% to 1.10%    -30.88% to -30.44%
          2001                      2,023,189   7.26 to 54.25       $44,809,920      0.07%    0.50% to 1.10%    -18.56% to -18.06%
          2000                      1,623,991   8.86 to 66.61       $48,923,881      0.11%    0.50% to 1.10%    -11.96% to -11.40%

    Overseas Portfolio
          2004                        635,914   8.08 to 26.76        $9,536,720      1.03%    0.50% to 1.10%    10.60% to 13.17%
          2003                        520,207   7.14 to 23.75        $7,381,149      0.72%    0.50% to 1.10%    41.81% to 42.51%
          2002                        455,603   5.01 to 16.79        $4,692,450      0.78%    0.50% to 1.10%    -21.17% to -20.60%
          2001                        411,664   6.31 to 21.30        $5,628,966      5.08%    0.50% to 1.10%    -22.04% to -21.61%
          2000                        365,657   8.05 to 27.32        $6,824,791      1.42%    0.50% to 1.10%    -20.00% to -19.50%

   Fidelity Variable Insurance Products
    Fund I (continued)
    Midcap Portfolio
          2004                      1,013,674   12.16 to 15.59      $14,830,730      0.00%    0.50% to 1.10%    21.60% to 24.37%
          2003                        680,066   11.79 to 12.62       $8,044,599      0.31%    0.50% to 1.10%    37.02% to 37.88%
          2002                        498,371    8.58 to 9.21        $4,291,869      0.67%    0.50% to 1.10%    -10.76% to -10.26%
          2001                        214,930   9.60 to 10.32        $2,069,043      0.00%    0.50% to 1.10%    -4.10% to -3.69%
          2000                         76,122   10.00 to 15.74         $762,013      0.55%    0.50% to 1.10%          N/A

   Fidelity Variable Insurance Products
    Fund II
    Asset Manager Portfolio
          2004                        434,150   10.21 to 30.38       $8,682,432      2.64%    0.50% to 1.10%     3.30% to 5.04%
          2003                        417,255   9.73 to 29.12        $8,263,923      3.44%    0.50% to 1.10%    16.66% to 17.39%
          2002                        398,605   8.28 to 24.97        $6,960,372      3.71%    0.50% to 1.10%    -9.73% to -9.21%
          2001                        352,556   9.12 to 27.66        $7,173,216      4.04%    0.50% to 1.10%    -5.14% to -4.60%
          2000                        321,545   9.56 to 29.16        $7,340,554      3.28%    0.50% to 1.10%    -4.99% to 4.40%

    Investment Grade Bond Portfolio
          2004                        643,150   10.34 to 23.55      $10,515,913      3.54%    0.50% to 1.10%     3.29% to 3.93%
          2003                        482,884   13.73 to 22.81       $7,809,536      4.47%    0.50% to 1.10%     4.06% to 4.73%
          2002                        359,523   13.11 to 21.91       $5,620,482      2.47%    0.50% to 1.10%     9.11% to 9.80%
          2001                        159,189   11.94 to 20.08       $2,446,133      4.27%    0.50% to 1.10%     7.26% to 7.86%
          2000                        119,937   11.07 to 18.72       $1,828,843      6.10%    0.50% to 1.10%    9.99% to 10.70%

    Index 500 Portfolio
          2004                      3,207,660   8.59 to 29.14       $48,254,425      1.20%    0.50% to 1.10%    8.60% to 10.13%
          2003                      2,800,764   7.80 to 26.67       $38,919,926      1.34%    0.50% to 1.10%    26.98% to 27.66%
          2002                      2,401,648   6.11 to 20.98       $26,800,947      1.23%    0.50% to 1.10%    -23.09% to -22.56%
          2001                      1,951,738   7.89 to 27.28       $29,306,628      1.08%    0.50% to 1.10%    -13.07% to -12.53%
          2000                      1,609,845   9.02 to 31.38       $28,485,189      0.97%    0.50% to 1.10%    -10.32% to 9.80%

    Contrafund Portfolio
          2004                      2,092,964   10.75 to 28.80      $41,520,720      0.31%    0.50% to 1.10%    11.00% to 14.97%
          2003                      1,875,688   9.35 to 25.23       $33,004,372      0.42%    0.50% to 1.10%    27.00% to 27.73%
          2002                      1,706,397   7.32 to 19.85       $23,636,282      0.82%    0.50% to 1.10%    -10.34% to -9.74%
          2001                      1,568,048   8.11 to 22.14       $24,521,124      0.73%    0.50% to 1.10%    -13.21% to -12.70%
          2000                      1,283,140   9.29 to 25.51       $23,682,213      0.33%    0.50% to 1.10%    -7.64% to -7.10%

    Asset Manager: Growth Portfolio
          2004                        357,749   8.73 to 18.92        $5,033,531      2.20%    0.50% to 1.10%     3.40% to 5.43%
          2003                        349,203   8.28 to 18.06        $4,703,890      2.73%    0.50% to 1.10%    21.96% to 22.67%
          2002                        329,833   6.75 to 14.80        $3,667,172      2.81%    0.50% to 1.10%    -16.48% to -15.94%
          2001                        346,215   8.03 to 17.72        $4,600,171      2.75%    0.50% to 1.10%    -8.38% to -7.81%
          2000                        284,303   8.71 to 19.34        $4,217,105      2.11%    0.50% to 1.10%    -13.47% to -12.90%

   Fidelity Variable Insurance Products
    Fund III
    Balanced Portfolio
          2004                        282,300   10.41 to 13.95       $3,819,590      1.82%    0.50% to 1.10%     4.34% to 7.80%
          2003                        234,029   9.92 to 13.32        $3,061,281      2.46%    0.50% to 1.10%    16.46% to 17.12%
          2002                        185,724   8.47 to 11.48        $2,084,265      2.60%    0.50% to 1.10%    -9.75% to -9.22%
          2001                        154,149   9.33 to 12.72        $1,912,742      3.33%    0.50% to 1.10%    -2.68% to -2.00%
          2000                        126,226   9.52 to 13.07        $1,601,392      2.81%    0.50% to 1.10%    -5.36% to -4.80%

    Growth & Income Portfolio
          2004                        513,328   9.37 to 15.58        $7,706,179      0.83%    0.50% to 1.10%     4.63% to 5.40%
          2003                        490,263   8.90 to 14.87        $7,033,299      1.12%    0.50% to 1.10%    22.45% to 23.27%
          2002                        439,896   7.22 to 12.16        $5,130,153      1.28%    0.50% to 1.10%    -17.56% to -17.11%
          2001                        392,820   8.71 to 14.75        $5,539,047      1.25%    0.50% to 1.10%    -9.73% to -9.18%
          2000                        343,097   9.59 to 16.34        $5,361,211      1.03%    0.50% to 1.10%    -4.67% to -4.10%

    Growth Opportunities Portfolio
          2004                        818,782   7.53 to 11.42        $9,022,058      0.51%    0.50% to 1.10%     6.04% to 7.10%
          2003                        781,715   7.06 to 10.77        $8,129,627      0.73%    0.50% to 1.10%    28.37% to 29.30%
          2002                        758,228    5.46 to 8.39        $6,129,407      1.00%    0.50% to 1.10%    -22.67% to -22.33%
          2001                        667,236   7.03 to 10.85        $6,951,789      0.35%    0.50% to 1.10%    -15.37% to -14.79%
          2000                        569,912   8.25 to 12.82        $7,012,526      1.22%    0.50% to 1.10%    -17.98% to -17.50%

   American Century Variable
    Portfolios, Inc.
    Balanced Portfolio
          2004                        166,761   10.78 to 15.00       $2,444,829      1.46%    0.50% to 1.10%     7.80% to 9.26%
          2003                        133,308   9.94 to 13.82        $1,802,179      2.22%    0.50% to 1.10%    16.46% to 17.12%
          2002                         98,914   8.36 to 11.70        $1,135,668      2.35%    0.50% to 1.10%    -10.55% to -10.35%
          2001                         69,364   9.30 to 13.08          $888,981      2.36%    0.50% to 1.10%    -4.60% to -3.72%
          2000                         49,521   9.69 to 13.71          $655,058      1.93%    0.50% to 1.10%    -3.72% to -3.10%

    Capital Appreciation Portfolio
          2004                        318,015   7.81 to 13.57        $3,939,398      0.00%    0.50% to 1.10%     6.43% to 6.99%
          2003                        282,852   7.30 to 12.75        $3,313,869      0.00%    0.50% to 1.10%    19.05% to 19.87%
          2002                        245,529   6.09 to 10.71        $2,405,459      0.00%    0.50% to 1.10%    -22.05% to -21.52%
          2001                        210,366   7.76 to 13.74        $2,616,705      0.00%    0.50% to 1.10%    -28.85% to -28.48%
          2000                        146,195   10.85 to 19.31       $2,614,605      0.00%    0.50% to 1.10%     7.88% to 8.50%

    International Portfolio
          2004                        785,732   6.55 to 13.25        $9,706,395      0.50%    0.50% to 1.10%    12.50% to 14.51%
          2003                        694,272   5.72 to 11.66        $7,551,029      0.66%    0.50% to 1.10%    23.13% to 23.81%
          2002                        599,832    4.62 to 9.47        $5,308,390      0.74%    0.50% to 1.10%    -21.21% to -20.75%
          2001                        483,680   5.83 to 12.02        $5,449,486      0.08%    0.50% to 1.10%    -29.99% to -29.59%
          2000                        360,479   8.28 to 19.31        $5,843,591      0.10%    0.50% to 1.10%    -17.73% to -17.20%

   American Century Variable
    Portfolios, Inc. (continued)
    Value Portfolio
          2004                        576,216   10.88 to 20.29      $11,215,585      1.51%    0.50% to 1.10%    8.80% to 13.79%
          2003                        405,178   14.72 to 17.93       $7,007,967      0.90%    0.50% to 1.10%    27.51% to 28.33%
          2002                        303,774   11.47 to 14.07       $4,118,748      0.83%    0.50% to 1.10%    -13.57% to -13.11%
          2001                        206,111   13.2 to 16.28        $3,233,975      0.89%    0.50% to 1.10%    11.58% to 12.24%
          2000                        135,863   11.76 to 17.17       $1,918,616      0.99%    0.50% to 1.10%    16.81% to 17.60%

    Income & Growth Portfolio
          2004                        203,727   9.41 to 12.90        $2,584,309      1.31%    0.50% to 1.10%    10.00% to 12.43%
          2003                        184,915   8.37 to 11.52        $2,073,156      1.17%    0.50% to 1.10%    27.98% to 28.57%
          2002                        161,239    6.51 to 8.90        $1,412,025      1.02%    0.50% to 1.10%    -20.25% to -19.73%
          2001                        130,094   8.11 to 11.24        $1,426,734      0.77%    0.50% to 1.10%    -9.42% to -8.77%
          2000                         93,648   8.89 to 12.38        $1,128,552      0.45%    0.50% to 1.10%    -11.56% to -11.10%

   Massachusetts Financial Services
    Variable Insurance Trust
    Emerging Growth Series
          2004                      1,096,262   5.08 to 10.98       $11,330,395      0.00%    0.50% to 1.10%    9.40% to 12.39%
          2003                      1,018,780    4.52 to 9.81        $9,426,673      0.00%    0.50% to 1.10%    28.82% to 29.51%
          2002                        885,042    3.49 to 7.60        $6,373,101      0.00%    0.50% to 1.10%    -34.46% to -34.03%
          2001                        736,262   5.29 to 11.57        $8,123,686      0.00%    0.50% to 1.10%    -34.23% to -33.88%
          2000                        430,552   8.00 to 17.56        $7,413,717      5.30%    0.50% to 1.10%    -20.52% to -20.00%

    Investors Trust Series
          2004                        169,542   8.80 to 11.09        $1,783,500      0.60%    0.50% to 1.10%    10.16% to 10.90%
          2003                        157,644    7.94 to 9.56        $1,503,147      0.63%    0.50% to 1.10%    20.84% to 21.59%
          2002                        145,439    6.53 to 7.89        $1,145,465      0.51%    0.50% to 1.10%    -21.88% to -21.42%
          2001                        108,310   8.31 to 10.08        $1,089,989      0.47%    0.50% to 1.10%    -16.86% to -16.40%
          2000                         75,085   9.94 to 12.10          $907,718      1.37%    0.50% to 1.10%    -45.50% to -0.60%

    New Discovery Series
          2004                        391,199   8.84 to 19.24        $7,337,919      0.00%    0.50% to 1.10%     5.32% to 6.00%
          2003                        355,305   8.34 to 18.24        $6,311,978      0.00%    0.50% to 1.10%    32.28% to 33.01%
          2002                        267,770   6.27 to 13.76        $3,607,321      0.00%    0.50% to 1.10%    -32.39% to -32.00%
          2001                        209,828   9.22 to 20.30        $4,167,704      0.00%    0.50% to 1.10%    -6.10% to -5.44%
          2000                        121,519   9.75 to 21.57        $2,558,124      1.25%    0.50% to 1.10%    -5.72% to -3.03%

    Research Series
          2004                        437,725   7.97 to 11.33        $4,894,475      1.03%    0.50% to 1.10%    12.10% to 15.34%
          2003                        414,237    6.91 to 9.87        $4,014,175      0.62%    0.50% to 1.10%    23.39% to 24.06%
          2002                        356,124    5.57 to 7.99        $2,793,015      0.26%    0.50% to 1.10%    -25.38% to -24.93%
          2001                        280,754   7.42 to 10.68        $2,933,918      0.01%    0.50% to 1.10%    -22.17% to -21.65%
          2000                        152,977   9.47 to 13.68        $2,068,139      5.31%    0.50% to 1.10%    -5.81% to -5.30%

   Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio
          2004                        605,330   11.06 to 16.56       $9,826,097      0.93%    0.50% to 1.10%    10.60% to 12.05%
          2003                        466,586   11.37 to 14.84       $6,826,851      0.74%    0.50% to 1.10%    29.59% to 30.39%
          2002                        355,079   8.72 to 11.43        $4,003,870      0.66%    0.50% to 1.10%    -18.97% to -18.43%
          2001                        223,756   10.69 to 14.07       $3,115,424      0.69%    0.50% to 1.10%    -7.73% to -7.20%
          2000                         95,009   11.52 to 15.22       $1,443,931      1.16%    0.50% to 1.10%    14.52% to 15.20%

    VC Mid-Cap Value Portfolio
          2004                        549,931   11.60 to 22.69      $12,416,192      0.32%    0.50% to 1.10%    16.00% to 23.45%
          2003                        408,357   18.17 to 18.47       $7,531,058      0.55%    0.50% to 1.10%    23.39% to 24.11%
          2002                        334,830   14.64 to 14.93       $4,984,990      0.65%    0.50% to 1.10%    -10.74% to -10.24%
          2001                        214,826   16.31 to 16.70       $3,571,997      0.47%    0.50% to 1.10%     6.80% to 7.51%
          2000                         59,942   15.17 to 15.59         $927,688      1.25%    0.50% to 1.10%    50.10% to 51.70%

    VC International Portfolio
          2004                        197,010   7.15 to 10.93        $1,779,463      0.15%    0.50% to 1.10%    9.30% to 19.97%
          2003                        116,619    5.96 to 7.68          $875,416      2.06%    0.50% to 1.10%    39.74% to 40.57%
          2002                         52,845    4.24 to 5.40          $282,105      1.17%    0.50% to 1.10%    -18.66% to -18.15%
          2001                         28,194    5.18 to 6.62          $186,047      0.25%    0.50% to 1.10%    -27.50% to -27.04%
          2000                         11,179    7.10 to 9.11          $101,989      6.58%    0.50% to 1.10%    -29.43% to -29.00%

   Alger American Fund
    Growth Portfolio
          2004                        634,599   6.60 to 10.66        $4,216,027      0.00%    0.50% to 1.10%     4.39% to 6.60%
          2003                        359,201    6.31 to 7.74        $2,277,259      0.00%    0.50% to 1.10%    33.68% to 34.45%
          2002                        224,909    4.71 to 5.79        $1,061,218      0.04%    0.50% to 1.10%    -33.75% to -33.24%
          2001                        114,955    7.10 to 8.74          $817,449      0.23%    0.50% to 1.10%    -12.60% to -12.30%
          2000                          9,951    8.12 to 8.13           $80,823      0.00%    0.50% to 1.10%    -18.80% to -18.70%

    Mid-Cap Growth Portfolio
          2004                        723,046   9.24 to 11.16        $6,715,021      0.00%    0.50% to 1.10%    11.60% to 12.57%
          2003                        584,966    8.25 to 9.79        $4,841,496      0.00%    0.50% to 1.10%    46.12% to 47.01%
          2002                        282,007    5.63 to 6.70        $1,590,097      0.00%    0.50% to 1.10%    -30.28% to -29.88%
          2001                        162,453    8.06 to 9.61        $1,311,633      0.00%    0.50% to 1.10%    -7.36% to -3.90%
          2000                         27,232    8.70 to 8.71          $236,992      0.00%    0.50% to 1.10%    -13.00 to -12.90%

    Leveraged AllCap Portfolio
          2004                      1,006,994   5.87 to 10.76        $5,964,934      0.00%    0.50% to 1.10%     6.95% to 7.57%
          2003                        906,481    5.48 to 7.91        $4,995,171      0.00%    0.50% to 1.10%    33.16% to 34.06%
          2002                        686,579    4.10 to 5.94        $2,830,287      0.01%    0.50% to 1.10%    -34.58% to -34.29%
          2001                        307,177    6.26 to 9.08        $1,935,789      0.00%    0.50% to 1.10%    -16.76% to -9.20%
          2000                         83,262    7.52 to 7.53          $625,949      0.00%    0.50% to 1.10%    -24.80% to -24.70%

    Small Capitalization Portfolio
          2004                        905,593   6.63 to 11.08        $6,058,125      0.00%    0.50% to 1.10%    10.80% to 16.01%
          2003                        513,117    5.74 to 8.90        $2,972,490      0.00%    0.50% to 1.10%    40.60% to 41.71%
          2002                        201,854    4.07 to 6.33          $827,703      0.00%    0.50% to 1.10%    -26.99% to -26.65%
          2001                         47,786    5.56 to 8.67          $270,350      0.04%    0.50% to 1.10%    -30.15% to -13.30%
          2000                          4,166    7.96 to 7.97           $33,163      0.00%    0.50% to 1.10%    -20.40% to -20.30%

   AIM Variable Insurance Funds
    Financial Services Fund
          2004                         92,159   10.75 to 11.73       $1,069,179      0.83%    0.50% to 1.10%     7.45% to 8.11%
          2003                         60,189   10.74 to 10.85         $648,768      0.26%    0.50% to 1.10%    28.16% to 29.01%
          2002                         34,167    8.38 to 8.41          $286,647      1.31%    0.50% to 1.10%    -16.20% to -15.90%

    Health Sciences Fund
          2004                        100,763   10.20 to 11.13       $1,109,323      0.00%    0.50% to 1.10%     2.00% to 7.02%
          2003                         68,501   10.29 to 10.40         $707,641      0.00%    0.50% to 1.10%    26.41% to 27.14%
          2002                         22,372    8.14 to 8.18          $182,544      0.00%    0.50% to 1.10%    -18.60% to -18.20%

   LEVCO Series Trust
    Equity Value Fund
          2004                          1,329   10.55 to 11.14          $14,085      1.64%    0.50% to 1.10%    5.50% to 13.20%
          2003                          1,380   9.40 to 10.31           $12,694      2.24%    0.50% to 1.10%    27.51% to 27.97%
          2002                          4,581    7.37 to 7.40           $33,802      0.00%    0.50% to 1.10%    -26.30% to -26.00%

   Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund
          2004                        112,843   12.47 to 15.27       $1,703,910      0.21%    0.50% to 1.10%    22.59% to 24.70%
          2003                         56,437   12.30 to 12.43         $694,771      0.36%    0.50% to 1.10%    43.56% to 44.29%
          2002                         26,804    8.54 to 8.58          $229,300      0.00%    0.50% to 1.10%    -14.60% to -14.20%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
          2004                        141,597   10.36 to 10.60       $2,070,736      1.73%    0.50% to 1.10%     3.75% to 4.43%
          2003                         51,475   10.12 to 10.16         $521,769      1.10%    0.50% to 1.10%     5.00% to 5.40%

    Low Duration Portfolio
          2004                         66,544   10.06 to 10.16         $673,026      0.98%    0.50% to 1.10%     0.60% to 1.40%
          2003                         29,340   9.99 to 10.03          $293,568      0.25%    0.50% to 1.10%     -.10% to .20%

    High Yield Portfolio
          2004                        196,446   10.84 to 11.92         $806,118      5.89%    0.50% to 1.10%     8.36% to 8.96%
          2003                         25,570   10.90 to 14.21         $280,287      6.71%    0.50% to 1.10%     1.20% to 1.60%

    Real Return Portfolio
          2004                         67,958   10.71 to 11.43       $1,595,134      0.79%    0.50% to 1.10%     7.10% to 8.35%
          2003                         30,621   10.50 to 10.54         $321,957      0.37%    0.50% to 1.10%     8.90% to 9.40%



* The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.


** The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage of change from inception to the end of the period.

                        VARIABLE EXECUTIVE UNIVERSAL LIFE
                Flexible Premium Variable Universal Life Contract
               Issued By: Midland National Life Insurance Company
                   One Midland Plaza o Sioux Falls, SD 57193

        (605) 335-5700 (telephone) o (800) 272-1642 (toll-free telephone)

               (605) 373-8557 (facsimile for transaction requests)
                 o (605) 335-3621 (facsimile for administrative
                   requests) through the Midland National Life
                               Separate Account A

Variable Executive Universal Life, (the "contract") provides a life insurance contract issued by Midland National Life Insurance Company. The contract:

      o provides insurance coverage with flexibility in death benefits and premiums;

      o pays a death benefit if the Insured person dies while the contract is still inforce;

      o can provide substantial contract fund build-up on a tax-deferred basis. However, there is no guaranteed contract fund for amounts You allocate to the investment divisions. You bear the risk of poor investment performance for those amounts.

      o lets You borrow against Your contract, withdraw part of the net cash surrender value, or completely surrender Your contract. There may be tax consequences to these transactions. Loans and withdrawals affect the contract fund, and may affect the death benefit.

After the first premium, You may decide how much Your premiums will be and how often You wish to pay them, within limits. You may also increase or decrease the amount of insurance protection, within limits.

Depending on the amount of premiums paid, this may or may not be a Modified Endowment Contract ("MEC"). If it is a MEC, then loans and withdrawals may have more adverse tax consequences.

You have a limited right to examine Your contract and return it to Us for a refund.
You may allocate Your contract fund to Our General Account and up to ten investment divisions. Each division invests in a specified mutual fund portfolio. The mutual fund portfolios are part of the following series funds or trusts listed on the following page.


1.        AIM Variable Insurance Funds1
2.        Alger American Fund,

3.        American Century Variable Portfolios, Inc.,
4.        Fidelity's Variable Insurance Products Fund,


5.        Lord Abbett Series Fund, Inc.,
6.        MFS(R)Variable Insurance Trusts,
7.        PIMCO Variable Insurance Trust, and
8.        Van Eck Worldwide Insurance Trust
1Formerly INVESCO Variable Investment Funds, Inc.


You can choose among the thirty-seven investment divisions listed on the following page.

Your contract fund in the investment divisions will increase or decrease based on investment performance. You bear this risk. You could lose the amount You invest and lose Your insurance coverage due to poor investment performance. No one insures or guarantees any of these investments. Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                   May 1, 2005


                                         SEPARATE ACCOUNT INVESTMENT PORTFOLIOS


--------------------------------------------------------------- ------------------------------------------------------------


AIM V.I. Financial Services Fund1                               Fidelity VIP Investment Grade Bond Portfolio

--------------------------------------------------------------- ------------------------------------------------------------


AIM V.I. Health Sciences Fund2                                  Fidelity VIP MidCap Portfolio

--------------------------------------------------------------- ------------------------------------------------------------

Alger American Growth Portfolio                                 Fidelity VIP Money Market Portfolio
--------------------------------------------------------------- ------------------------------------------------------------

Alger American Leveraged AllCap Portfolio                       Fidelity VIP Overseas Portfolio
--------------------------------------------------------------- ------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio
--------------------------------------------------------------- ------------------------------------------------------------

Alger American Small Capitalization Portfolio
--------------------------------------------------------------- ------------------------------------------------------------


American Century VP Balanced Fund                               Lord Abbett Series Fund, Inc. Growth & Income Portfolio

--------------------------------------------------------------- ------------------------------------------------------------


American Century VP Capital Appreciation Fund                   Lord Abbett Series Fund, Inc. International Portfolio

--------------------------------------------------------------- ------------------------------------------------------------


American Century VP Income & Growth Fund                        Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio

--------------------------------------------------------------- ------------------------------------------------------------


American Century VP International Fund                          MFS VIT Emerging Growth Series

--------------------------------------------------------------- ------------------------------------------------------------


American Century VP Value Fund                                  MFS VIT Investors Trust Series

--------------------------------------------------------------- ------------------------------------------------------------

Fidelity VIP Asset Manager Portfolio                            MFS VIT New Discovery Series
--------------------------------------------------------------- ------------------------------------------------------------

Fidelity VIP Asset Manager: Growth Portfolio                    MFS VIT Research Series
--------------------------------------------------------------- ------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                 PIMCO VIT High Yield Portfolio
--------------------------------------------------------------- ------------------------------------------------------------

Fidelity VIP Contrafund(R)Portfolio                              PIMCO VIT Low Duration Portfolio
--------------------------------------------------------------- ------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                            PIMCO VIT Real Return Portfolio
--------------------------------------------------------------- ------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                          PIMCO VIT Total Return Portfolio
--------------------------------------------------------------- ------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                     Van Eck Worldwide Hard Assets Fund
--------------------------------------------------------------- ------------------------------------------------------------

Fidelity VIP Growth Portfolio
--------------------------------------------------------------- ------------------------------------------------------------

Fidelity VIP High Income Portfolio
--------------------------------------------------------------- ------------------------------------------------------------

Fidelity VIP Index 500 Portfolio
--------------------------------------------------------------- ------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2FormerlyINVESCO VIF-Health Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed
AIM V.I. Global Health Care Fund)


This prospectus generally describes only the variable portion of the contract, except where the General Account is specifically mentioned.

Buying this contract might not be a good way of replacing Your existing insurance or adding more insurance if You already own a flexible premium variable life insurance contract.

You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the funds.

                                TABLE OF CONTENTS


CONTRACT BENEFITS / RISKS SUMMARY......................................................................................8
      CONTRACT BENEFITS................................................................................................8
            Death Benefits.............................................................................................8
            Flexible Premium Payments..................................................................................8
            Minimum Premium............................................................................................8
            Benefits of the Contract Fund..............................................................................9
            Tax Benefits...............................................................................................9
            Additional Benefits.......................................................................................10
            Your Right to Examine This Contract.......................................................................10
      CONTRACT RISKS..................................................................................................10
            Investment Risk...........................................................................................10
            Surrender Charge Risk.....................................................................................10
            Withdrawing Money.........................................................................................11
            Risk of Lapse.............................................................................................11
            Tax Risks.................................................................................................11
            Risk of Increases in Charges..............................................................................12
            Portfolio Risks...........................................................................................12
FEE TABLE.............................................................................................................13
SUMMARY OF VARIABLE EXECUTIVE UNIVERSAL LIFE..........................................................................18
      Death Benefit Options...........................................................................................18
      Flexible Premium Payments.......................................................................................18
      Investment Choices..............................................................................................19
      Your Contract Fund..............................................................................................19
            Transfers.................................................................................................19
            Contract Loans............................................................................................20
            Withdrawing Money.........................................................................................20
            Surrendering Your Contract................................................................................20
      Deductions and Charges..........................................................................................21
            Deductions From Your Premiums.............................................................................21
            Deductions From Your Contract Fund........................................................................21
            Surrender Charge..........................................................................................21
      Additional Information About The Contracts......................................................................22
            Your Contract Can Lapse...................................................................................22
            Correspondence and Inquiries..............................................................................22
            State Variations..........................................................................................23
            Tax-Free "Section 1035" Exchanges.........................................................................23
DETAILED INFORMATION ABOUT VARIABLE EXECUTIVE UNIVERSAL LIFE..........................................................23
      Insurance Features..............................................................................................23
            How the Contracts Differ From Whole Life Insurance........................................................24
            Application for Insurance.................................................................................24
            Death Benefit.............................................................................................24
            Notice and Proof of Death.................................................................................25
            Payment of Death Benefits.................................................................................25
            Maturity Benefit..........................................................................................25
            Changes In Variable Executive Universal Life..............................................................26
            Changing The Face Amount of Insurance.....................................................................26
            Changing Your Death Benefit Option........................................................................27
            When Contract Changes Go Into Effect......................................................................27
            Flexible Premium Payments.................................................................................28
            Allocation of Premiums....................................................................................29
            Additional Benefits.......................................................................................29
      Separate Account Investment Choices.............................................................................35
            Our Separate Account And Its Investment Divisions.........................................................35
            The Funds.................................................................................................35
            Investment Policies Of The Portfolios.....................................................................35
            Effects of Market Timing..................................................................................41
            Charges In The Funds......................................................................................41
      Using Your Contract Fund........................................................................................41
            The Contract Fund.........................................................................................41
            Amounts In Our Separate Account...........................................................................42
            How We Determine The Accumulation Unit Value..............................................................42
            Contract Fund Transactions................................................................................43
            Transfers Of Contract Fund................................................................................43
            Transfer Limitations......................................................................................44
            Dollar Cost Averaging.....................................................................................45
            Contract Loans............................................................................................46
            Withdrawing Money From Your Contract Fund.................................................................48
            Surrendering Your Contract................................................................................49
The General Account...................................................................................................49
      Deductions and Charges..........................................................................................50
            Deductions From Your Premiums.............................................................................50
            Charges Against The Separate Account......................................................................51
            Monthly Deductions From Your Contract Fund................................................................51
            Transaction Charges.......................................................................................53
            How Contract Fund Charges Are Allocated...................................................................53
            Loan Charge...............................................................................................54
            Surrender Charge..........................................................................................54
            Portfolio Expenses........................................................................................56
TAX EFFECTS...........................................................................................................56
      Introduction....................................................................................................56
      Tax Status of the Contract......................................................................................56
      Tax Treatment of Contract Benefits..............................................................................57
            In General................................................................................................57
            Modified Endowment Contracts (MEC)........................................................................57
            Distributions Other Than Death Benefits from Modified Endowment Contracts.................................57
            Distributions Other Than Death Benefits from Contracts that are not Modified Endowment Contracts..........58
            Investment in the Contract................................................................................58
            Contract Loans............................................................................................58
            Treatment of the Benefit Extension Rider..................................................................59
            Withholding...............................................................................................59
            Multiple Contracts........................................................................................59
            Continuation of Contract Beyond Age 100...................................................................60
            Living Needs Rider........................................................................................60
            Business Uses of Contract.................................................................................60
            Non-Individual Owners and Business Beneficiaries of Contracts.............................................60
            Split-Dollar Arrangements.................................................................................60
            Alternative Minimum Tax...................................................................................61
            Estate, Gift and Generation-Skipping Transfer Tax Considerations..........................................61
            Economic Growth and Tax Relief Reconciliation Act of 2001.................................................61
            Possible Tax Law Changes..................................................................................62
            Our Income Taxes..........................................................................................62
ADDITIONAL INFORMATION ABOUT THE CONTRACTS............................................................................62
      Your Right To Examine This Contract.............................................................................62
      Your Contract Can Lapse.........................................................................................63
      You May Reinstate Your Contract.................................................................................63
      Contract Periods And Anniversaries..............................................................................63
      Maturity Date...................................................................................................64
      We Own The Assets Of Our Separate Account.......................................................................64
      Changing the Separate Account...................................................................................64
      Limits On Our Right To Challenge The Contract...................................................................65
      Your Payment Options............................................................................................66
            Lump Sum Payments.........................................................................................66
            Optional Payment Methods..................................................................................66
      Your Beneficiary................................................................................................67
      Assigning Your Contract.........................................................................................68
      When We Pay Proceeds From This Contract.........................................................................68
      CHANGE OF ADDRESS NOTIFICATION..................................................................................68
      Your Voting Rights As An Owner..................................................................................68
      Distribution of the Contracts...................................................................................69
      Legal Proceedings...............................................................................................71
      Financial Statements............................................................................................71
Definitions...........................................................................................................72
APPENDIX A............................................................................................................74


                        CONTRACT BENEFITS / RISKS SUMMARY

In this prospectus "We", "Our", "Us", "Midland National", and "Company" mean Midland National Life Insurance Company. "You" and "Your" mean the owner of the contract. We refer to the person who is covered by the contract as the "Insured" or "Insured Person", because the Insured person and the owner may not be the same.


There is a list of definitions at the end of this prospectus, explaining many words and phrases used here and in the actual insurance contract. In this prospectus, these words and phrases are generally in bold-face type.


This summary describes the contract's important risks and benefits. The detailed information appearing later in this prospectus further explains the following summary. This Contract Benefits/Risk Summary must be read along with that detailed information. Unless otherwise indicated, the description of the contract in this prospectus assumes that the contract is inforce and that there is no outstanding contract loan.

CONTRACT BENEFITS

Death Benefits
Variable Executive Universal Life provides life insurance on the Insured person. If the contract is inforce We will pay a death benefit when the Insured person dies. You can choose between two death benefit options:

      o Option 1: death benefit equals the face amount ("Specified Amount") of the insurance contract. This is sometimes called a "level" death benefit.

      o Option 2: death benefit equals the face amount plus the contract fund. This is sometimes called a "variable" death benefit.


The death benefit may be even greater in some circumstances. See "Death Benefit" on page 24. We deduct any outstanding loans and unpaid charges before paying any benefits. The beneficiary can take the death benefit in a lump sum or under a variety of payment plans.


You may change the death benefit option You have chosen. You may also increase or decrease the face amount of Your contract, within certain limits.

Flexible Premium Payments

You may pay premiums whenever and in whatever amount You want, within certain limits. We require an initial minimum premium at issue, which is at least equal to one month's minimum premium. The minimum premium is based on the contract's face amount and the Insured person's age, sex and underwriting class. We are not required to accept any premium or a premium payment of less than $50.00; however under Midland National's current Company practice, if paid by monthly bank draft, We will accept a payment as low as $30.00. See "Flexible Premium Payments" on page 28.


Minimum Premium

During the minimum premium period, Your contract will remain inforce as long as You meet the applicable minimum premium requirements (see "Premium Provisions During The Minimum Premium Period" on page 28).


Benefits of the Contract Fund

o Withdrawing Money from Your Contract Fund. You may make a partial withdrawal from Your contract fund. The current minimum withdrawal amount is $200. The maximum partial withdrawal You can make is 50% of Your net cash surrender value (that is Your contract fund minus loan outstanding minus surrender charge). See "Withdrawing Money From Your Contract Fund" on page 48. There may be tax consequences for making a partial withdrawal.
o Surrendering Your Contract. You can surrender Your contract for cash and then We will pay You the net cash surrender value (Your contract fund minus any surrender charge minus any outstanding loan). See "Surrendering Your Contract" on page 49. There may be tax consequences for surrendering Your contract.
o Contract Loans. You may borrow up to 92% of Your cash surrender value (the contract fund less the surrender charge). Your contract will be the sole security for the loan. Your contract states a minimum loan amount, usually $200. See "Contract Loans" on page 46. Contract loan interest is not tax deductible on contracts owned by an individual. There may be federal tax consequences for taking a contract loan. See "TAX EFFECTS" on page 56.
o Transfers of Contract Fund. You may transfer Your contract fund among the investment divisions and between the General Account and the various investment divisions. Currently, We allow an unlimited number of free transfers. We reserve the right to charge a $25 fee for each transfer after the 12th in a contract year. There are additional limitations on transfers to and from the General Account. See "Transfers Of Contract Fund" on page 43. We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners.
o Dollar Cost Averaging ("DCA"). The DCA program enables You to make scheduled monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions. The minimum monthly amount to be transferred using DCA is $200. See "Dollar Cost Averaging" on page 45.


Tax Benefits
We intend for the contract to satisfy the definition of life insurance under the definition of life insurance under the Internal Revenue Code. Therefore, the death benefit generally should be excludable from the gross income of its recipient. Similarly, You should not be deemed to be in constructive receipt of the contract value (the contract fund), and therefore should not be taxed on increases in the contract fund until You take out a loan or withdrawal, surrender the contract, or We pay the maturity benefit. In addition, transfers of the contract fund (among the investment divisions and between the General Account and the various investment divisions) are not taxable transactions.


See "Tax Risks" on page 11 and "TAX EFFECTS" on page 56. You should consult with and rely on a qualified tax advisor for assistance in all contract-related tax matters.


Additional Benefits
Your contract may have one or more supplemental benefits that are options or attached by rider to the contract. Each benefit is subject to its own requirements as to eligibility and additional cost. The additional benefits that may be available to You are:


o    Waiver of Charges Rider                  o    Additional Insured Rider
o    Flexible Disability Benefit Rider        o    Guaranteed Insurability Rider
o    Accidental Death Benefit Rider           o    Living Needs Rider
o    Children's Insurance Rider               o    Extended Maturity Option
o    Family  Insurance Rider                  o    Benefit Extension Rider


Some of these benefits may have tax consequences and there are usually extra charges for them. Please consult Your tax advisor before selecting or exercising an additional benefit.

Your Right to Examine This Contract

For a limited period of time, as specified in Your contract, You have a right to examine and cancel the contract for any reason. See "Your Right To Examine This Contract" on page 62.


CONTRACT RISKS

Investment Risk

Your contract fund in the investment divisions will increase or decrease based on investment performance of the underlying portfolios. You bear this risk. During times of declining investment performance, the deduction of charges based on the net amount at risk could accelerate and further reduce Your contract fund in the investment divisions and the General Account. If You allocate net premium to the General Account, then We credit Your contract fund in the General Account with a declared rate of interest. You assume the risk that the interest rate on the General Account may decrease, although, it will never be lower than a guaranteed minimum annual effective rate of 3.5%. No one insures or guarantees any of the contract value in the investments divisions. Separate prospectuses describe the investment objectives, policies, and risks of the portfolios. You should purchase the contract only if You have the financial ability to keep it inforce for a substantial period of time. You should not purchase the contract if You intend to surrender all or part of the contract value in the near future.


This contract is not suitable as a short-term investment.

Surrender Charge Risk

If You surrender Your contract for its net cash surrender value or let Your contract lapse during the surrender charge period, We will deduct a surrender charge. The surrender charge period lasts for the first 12 contract years after the date of issue or increase in face amount. It is possible that You will receive no net cash surrender value if You surrender Your contract, especially in the first few contract years. See "Surrender Charge" on page 54. Taxes and a tax penalty may apply.


Withdrawing Money
If You make a partial withdrawal, We will deduct a withdrawal charge if You make more than one withdrawal in any given contract year. The maximum partial withdrawal You can make in any contract year is 50% of the net cash surrender value. Taxes and a tax penalty may apply.

Risk of Lapse
Your contract can lapse if the net cash surrender value is not sufficient to pay the monthly deductions.



      o Planned Premium. You choose a planned periodic premium. But payment of the planned premiums may not ensure that Your contract will remain inforce. Additional premiums may be required to keep Your contract from lapsing. You need not pay premiums according to the planned schedule. Whether Your contract lapses or remains inforce can depend on the amount of Your contract fund (less any contract debt and surrender charge). The contract fund, in turn, depends on the investment performance of the investment divisions You select. (The contract fund also depends on the premiums You pay and the charges We deduct.) However, You can ensure that Your contract stays inforce during the minimum premium period by paying premiums equal to those required to meet the accumulated minimum premium requirements described in "Premium Provisions During The Minimum Premium Period " on page 28.

            Nevertheless, the contract can lapse (1) during the minimum premium period if You do not meet the minimum premium requirements and (2) after the minimum premium period no matter how much You pay in premiums, if the net cash surrender value is insufficient to pay the monthly deductions (subject to the grace period). See "Your Contract Can Lapse" on page 22.

      o Contract Loans. Your loan may affect whether Your contract remains inforce. If Your loan lowers the value of Your contract fund to a point where the monthly deductions are greater than Your contract's net cash surrender value, then the contract's lapse provision may apply. Your contract may lapse because the loaned amount cannot be used to cover the monthly deductions that are taken. For more details see "Contract Loans" on page 58. Taxes and tax penalty may apply.

      o Surrender Charge Period. If You allow Your contract to lapse during the surrender charge period, We will deduct a surrender charge.

Tax Risks
In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a contract must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, We believe that a contract issued on a standard rate class basis should satisfy the applicable requirements. There is less guidance, however, with respect to contracts issued on a substandard basis and it is not clear whether such contracts will in all cases satisfy the applicable requirements, particularly if You pay the full amount of premiums under this contract.

Depending on the total amount of premiums You pay, the contract may be treated as a modified endowment contract under federal tax laws. If a contract is treated as a modified endowment contract, then surrenders, withdrawals, and loans under the contract will be taxable as ordinary income to the extent there are earnings in the contract. In addition, a 10% penalty tax may be imposed on surrenders, withdrawals, and loans taken before You reach age 59 1/2. If the contract is not a modified endowment contract, then distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a contract that is not a modified endowment contract are subject to the 10% penalty tax.


This contract may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the contract without allowing the contract to lapse. The aim of this strategy is to continue borrowing from the contract until its contract value (the contract fund) is just enough to pay off the contract loans that have been taken out and then relying on the Benefit Extension Rider to keep the contract in force until the death of the insured. Anyone contemplating taking advantage of this strategy should be aware that it involves several risks. First, if the death benefit under the Benefit Extension Rider is lower than the contract's original death benefit, then the contract might become a MEC which could result in a significant tax liability attributable to the balance of any contract debt. Second, this strategy will fail to achieve its goal if the contract is a MEC or becomes a MEC after the periodic borrowing begins. Third, this strategy has not been ruled on by the Internal Revenue Service (the "IRS") or the courts and it may be subject to challenge by the IRS, since it is possible that loans under this contract may be treated as taxable distributions when the rider causes the contract to be converted to a fixed contract. In that event, assuming contract loans have not already been subject to tax as distributions, a significant tax liability could arise. Anyone considering using the contract as a source of tax-free income by taking out contract loans should, before purchasing the contract, consult with and rely on a competent tax advisor about the tax risks inherent in such a strategy.


See "TAX EFFECTS" on page 56. You should consult a qualified tax advisor for assistance in all contract-related tax matters.


Risk of Increases in Charges

Certain fees and charges assessed against the contract are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum level. If fees and charges are increased, the risk that the contract will lapse increases and You may have to increase the premiums to keep the contract inforce.

Portfolio Risks
A comprehensive discussion of the risks of each portfolio may be found in each portfolio's prospectus. Please refer to the portfolios' prospectuses for more information.

There is no assurance that any portfolio will achieve its stated investment objective.



                                                       FEE TABLE

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the contract.  The first table describes the fees and expenses that You will pay at the time You buy the contract, make premium payments, take cash withdrawals, surrender the contract, exercise certain riders or transfer contract funds between investment divisions.

-----------------------------------------------------------------------------------------------------------------------------------
                                                         Transaction Fees
-----------------------------------------------------------------------------------------------------------------------------------
                Charge                    When Charge Is Deducted                          Amount Deductedi
                                                                     --------------------------------------------------------------
                                                                           Maximum Guaranteed              Current Charge
                                                                                 Charge
-----------------------------------------------------------------------------------------------------------------------------------
Premium Loads
-----------------------------------------------------------------------------------------------------------------------------------
Premium Tax Charge                     Upon receipt of a premium     No maximumii                  2.25% of each premium
                                       payment.                                                    payment in all contract years.
-----------------------------------------------------------------------------------------------------------------------------------
Sales Charge                           Upon receipt of a premium     2.5% of each premium          2.5% of each premium
                                       payment.                      payment in all contract       payment in all contract years.
                                                                     years.
-----------------------------------------------------------------------------------------------------------------------------------
Civil Service Allotment Service        Upon receipt of a premium     $0.46 from each bi-weekly     $0.46 from each bi-weekly
Charge                                 payment where Civil Service   premium payment.              premium payment.
                                       Allotment is chosen.
-----------------------------------------------------------------------------------------------------------------------------------
Surrender chargeiii                    At the time of surrender or   (a) 27.5% of each premium     (a) 27.5% of each premium
(Deferred Sales Charge)                lapse that occurs during the  payment in the first two      payment in the first two
                                       first 12 contract years.      contract years up to one      contract years up to one
Minimum and Maximum                                                  SEC guideline annual          SEC guideline annual
                                                                     premiumiv (plus) (b) 6.5% of  premiumiv (plus) (b) 6.5% of
                                                                     all other premium             all other premium payments.iii
                                                                     payments.iii
-----------------------------------------------------------------------------------------------------------------------------------
Surrender charge v                     At the time of surrender or   $3.00 in the first 7 contract $3.00 in the first 7 contract
(Deferred Issue Charge)                lapse that occurs during the  years per $1,000 of face      years per $1,000 of face
                                       first 12 contract years.      amount declining in years 8   amount declining in years 8
Minimum and Maximum                                                  to 12 to zero thereafter.v    to 12 to zero thereafter.v
Charge for a male Insured issue age    At the time of surrender or   $550.00 (deferred sales       $550.00 (deferred sales
40 in the nonsmoker premium class in   lapse that occurs during the  charge) plus $600.00          charge) plus $600.00
the first contract year with an annual first 12 contract years.      (deferred issue charge).      (deferred issue charge).
paid premium of $2,000 and a
$200,000 face amount.
-----------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Charge              Upon partial withdrawal.      Lesser of $25 or 2% of        Lesser of $25 or 2% of the
                                                                     amount withdrawn on any       amount withdrawn on any
                                                                     withdrawal after the first    withdrawal after the first one
                                                                     one in any contract year.     in any contract year.
-----------------------------------------------------------------------------------------------------------------------------------
Transfer Fees                          Upon transfer of any money    $25 on each transfer after    $0 on all transfers.
                                       from the investment           the 12th transfer in any one
                                       divisions or the General      contract year.
                                       Account.
-----------------------------------------------------------------------------------------------------------------------------------
Optional Rider Charges
-----------------------------------------------------------------------------------------------------------------------------------
Living Needs Rider                     At the time a benefit is paid $500.00                        $200.00vi
                                       out.
-----------------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that You will pay periodically during the time that You own the contract, not including mutual fund portfolio fees and expenses.

-----------------------------------------------------------------------------------------------------------------------------------
                       Periodic Fees Related to Owning the Contract Other than Portfolio Operating Expenses
-----------------------------------------------------------------------------------------------------------------------------------
                Charge                    When Charge Is Deducted                          Amount Deductedi
                                                                     --------------------------------------------------------------
                                                                        Maximum Guaranteed               Current Charge
                                                                              Charge
-----------------------------------------------------------------------------------------------------------------------------------

Cost of Insurance Chargevii            On the contract date and on   $0.06 up to $83.33 per   $0.05 up to $31.14  per $1,000 of
                                       every monthly anniversary.    $1,000 of net amount at  net amount at riskviii per month.
                                                                     riskVIII per month.

Minimum and Maximum
Charges for a male Insured issue age   On the contract date and on   $0.20 per $1,000 of net  $0.13 per $1,000 of net amount at
40 in the nonsmoker premium class in   every monthly anniversary.    amount at risk per       risk per month.
the first contract year.                                             month.

-----------------------------------------------------------------------------------------------------------------------------------
Expense Charge                         On the contract date and on   $6 per month in all      $6 per month in contract years 1
                                       every monthly anniversary.    contract years.          through 15.

-----------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk             On each day the contract      Annual rate of 0.90% of  Annual rate of 0.90% of the
Charge                                 remains inforce.              the contract Separate    contract's Separate Account
                                                                     Account assets in all    assets in contract years 1 - 10
                                                                     contract years.          and 0.50% thereafter.
-----------------------------------------------------------------------------------------------------------------------------------

Loan Interest SpreadIX                 On contract anniversary or    4.50% (annually) in      2.00% (annually) in contract
                                       earlier, as applicable        contract years 1-10; In  years 1-10; In contract years

                                                                     contract years           thereafter, it is 0.00% (annually)
                                                                     thereafter, it is 0.00%  on loans of earnings and 2.00% on

                                                                     (annually) on loans of   everything else.
                                                                     earnings and 4.50% on
                                                                     everything else.

-----------------------------------------------------------------------------------------------------------------------------------
Optional Rider Chargesxi
-----------------------------------------------------------------------------------------------------------------------------------
Accidental Death Benefit Rider         On rider contract date and    $0.03 up to $0.09 per    $0.03 up to $0.09 per month per
                                       each monthly anniversary      month per $1,000 of      $1,000 of accidental death benefit
Minimum and Maximum                    thereafter.                   accidental death         selected.
                                                                     benefit selected.

Charge for a male Insured attained     On rider contract date and    $0.08 per month per      $0.08 per month per $1,000 of
age 40 in the nonsmoker premium        each monthly anniversary      $1,000 of accidental     accidental death benefit.
class in the first contract year       thereafter.                   death benefit.
following the rider contract date.
-----------------------------------------------------------------------------------------------------------------------------------
Additional Insured Rider               On rider contract date and    $0.06 up to $83.33 per   $0.05 up to $31.14 per month per
                                       each monthly anniversary      month per $1,000 of      $1,000 of Additional Insured Rider
                                       thereafter.                   Additional Insured Rider death benefit.
Minimum and Maximum                                                  death benefit.

Charge for a female Insured attained   On rider contract date and    $0.18 per month per      $0.12 per month per $1,000 of
age 40 in the nonsmoker premium        each monthly anniversary      $1,000 of Additional     Additional Insured Rider death
class in the first contract year       thereafter.                   Insured Rider death      benefit.
following the rider contract date.                                   benefit.
-----------------------------------------------------------------------------------------------------------------------------------
Children's Insurance Rider             On rider contract date and    $0.52 per month per      $0.52 per month per $1,000 of
                                       each monthly anniversary      $1,000 of Children's     Children's Insurance benefit.
                                       thereafter.                   Insurance benefit. xii
-----------------------------------------------------------------------------------------------------------------------------------
Family Insurance Rider                 On rider contract date and    $1.72 per month per      $1.72 per month per unit of Family
                                       each monthly anniversary      unit of Family Insurance Insurance Rider.

                                       thereafter.                   Rider. xiII

-----------------------------------------------------------------------------------------------------------------------------------
Flexible Disability Benefit Rider      On rider contract date and    $0.27 up to $0.80 per    $0.27 up to $0.80 per month per
                                       each monthly anniversary      month per $10 of         $10 of monthly benefit.
                                       thereafter until the contract monthly benefit.
Minimum and Maximum                    anniversary on which the
                                       Insured reaches attained
                                       age 60.

Charge for a male Insured issue age    On rider contract date and    $0.50 per month per      $0.50 per month per $10 of
40 in the nonsmoker premium class.     each monthly anniversary      $10 of monthly benefit.  monthly benefit.
                                       thereafter until the contract
                                       anniversary on which the
                                       Insured reaches attained
                                       age 60.
-----------------------------------------------------------------------------------------------------------------------------------
Guaranteed Insurability Rider          On rider contract date and    $0.05 up to $0.17 per    $0.05 up to $0.17 per $1,000 of
                                       each monthly anniversary      month per $1,000 of      Guaranteed Insurability benefit
                                       thereafter.                   Guaranteed Insurability  elected.
Minimum and Maximum                                                  benefit elected.
Charge for a male Insured issue age    On rider contract date and    $0.13 per month per      $0.13 per month per $1,000 of
30 in the nonsmoker premium class      each monthly anniversary      $1,000 of Guaranteed     Guaranteed Insurability benefit
                                       thereafter.                   Insurability benefit     elected.
                                                                     elected.
-----------------------------------------------------------------------------------------------------------------------------------
Waiver of Charges Rider                On rider contract date and    $0.01 up to $0.12 per    $0.01 up to $0.12 per month per
                                       each monthly anniversary      month per $1,000 of      $1,000 of face amount.
                                       thereafter.                   face amount.
Minimum and Maximum
Charge for a male Insured issue age    On rider contract date and    $0.02 per month per      $0.02 per month per $1,000 of
40 in the nonsmoker premium class in   each monthly anniversary      $1,000 of face amount.   face amount.
the first contract year                thereafter.

-----------------------------------------------------------------------------------------------------------------------------------

iSome of these charges are rounded off in accordance with regulations of the U.S. Securities and Exchange Commission. Actual charges may be somewhat higher or lower.

iiWe reserve the right to increase this charge if Our premium taxes increase.

iii These charges decrease gradually in contract years 8 through 12 to $0.00 for contract years 13 and thereafter. An increase in face amount results in an increase in the SEC guideline annual premium. All additions to the deferred sales charge for a face increase will be equal to 6.5% of paid premiums. There will be no deferred sales charge after contract year 12.

iv The guideline premium varies based upon the sex, issue age, and rating class of the Insured person on the issue date. The surrender charges shown in the table may not be representative of the charges that You will pay. Your contract's data page will indicate the surrender charge applicable to Your contract. For more detailed information concerning Your surrender charges, please contact Our Executive Office.

v These charges decrease gradually beginning in contract year 8 to $0.00 in contract years 13 and thereafter.

vi Currently, We charge an administrative fee of $200 at the time benefits are paid from this rider. We reserve the right to increase this amount.

vii The cost of insurance rate varies based upon the sex, attained age, and rating class of the Insured person at the time of the charge. The cost of insurance deductions shown in the table may not be representative of the charges that You will pay. Your contract's data page will indicate the cost of insurance deduction applicable to Your contract. For more detailed information concerning Your cost of insurance deductions, please contact Our Executive Office.

viii As of any monthly anniversary, the net amount at risk is the death benefit less the contract fund (after all deductions for that monthly anniversary, except the cost of insurance deduction).

ix The Loan Interest Spread is the difference between the amount of interest We charge You for a loan (guaranteed not to exceed a maximum of 8.00% annually) and the amount of interest We credit to the amount in Your loan account (which is guaranteed not to be less 3.50% annually).

x While a contract loan is outstanding, loan interest is charged in arrears on each contract anniversary or, if earlier, on the date of loan repayment, contract lapse, surrender, contract termination, or the Insured's death. The "earnings" are equal to the contract fund less the premiums paid.

xi Charges for these riders may vary based on the contract duration, Insured's issue or attained age, sex, risk class, and benefit amount. Charges based on attained age may increase as the Insured ages. The rider charges shown in the table may not be typical of the charges You will pay. Your contract's specification page will indicate the rider charges applicable to Your contract, and more detailed information concerning these rider charges is available upon request from Our Executive Office.

xii Regardless of the number of children or their age, up to age 21.

xiii Regardless of the number of children or their age, up to age 21, or the age of the spouse. A unit of coverage provides for a decreasing term insurance benefit for the spouse that is shown in the rider form You receive with Your contract as well as $1,000 of term insurance for each of the Insured's children.

The next item shows the lowest and highest total operating expenses deducted from portfolio assets (before waiver or reimbursement) during the fiscal year ended December 31, 2004. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.



Total Annual Portfolio Operating Expenses:

------------------------------------------------------------------------- --------------------- ----- ---------------------

                                                                                 Lowest                     Highest
------------------------------------------------------------------------- --------------------- ----- ---------------------

Total Annual Portfolio Operating Expenses 1 (total of all expenses that are deducted from portfolio assets, including management fees,
distribution or service fees (12b-1 fees), and other expenses)                   0.10%           -           3.45%

------------------------------------------------------------------------- --------------------- ----- ---------------------

Net Annual Portfolio Operating Expenses After Contractual Waivers and
Reimbursements 2 (expenses that are deducted from portfolio assets, including management fees, 12b-1 fees and other expenses)

                                                                                 0.10%           -           1.34%


------------------------------------------------------------------------- --------------------- ----- ---------------------

1 The portfolio expenses used to prepare this table were provided to Midland National by the funds or their fund managers. Midland National has not independently verified such information. The expenses reflect those incurred as of December 31, 2004. Current or future expenses may be greater or less than those shown. 2 The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements for the Lord Abbett International portfolio that requires a portfolio's investment advisor to reimburse or waive certain portfolio expenses for the fiscal year ending December 31, 2005.


These fees and expenses are paid out of the assets of the portfolio companies. A comprehensive discussion of the risks, charges and expenses of each portfolio may be found in the portfolio company's prospectus. You can obtain a current copy of the portfolio companies' prospectuses by contacting Us at:

                     Midland National Life Insurance Company
                                One Midland Plaza
                              Sioux Falls, SD 57193
                              Phone: (800) 272-1642
                               Fax: (605) 335-3621


For information concerning compensation paid for the sale of the contracts, see "Distribution of the Contracts" on page 69.


                  SUMMARY OF VARIABLE EXECUTIVE UNIVERSAL LIFE

DEATH BENEFIT OPTIONS

Variable Executive Universal Life provides life insurance on the Insured person. If the contract is inforce, We will pay a death benefit when the Insured person dies. You can choose between two death benefit options:

      o Option 1: death benefit equals the face amount of the insurance contract. This is sometimes called a "level" death benefit.

      o Option 2: death benefit equals the face amount plus the contract fund. This is sometimes called a "variable" death benefit.


The death benefit may be even greater in some circumstances. See "Death Benefit" on page 24.


We deduct any contract debt and unpaid charges before paying any benefits. The beneficiary can take the death benefit in a lump sum or under a variety of payment plans.

Whether Your contract lapses or remains inforce can depend on the amount of Your contract fund (less any contract debt and surrender charge). The contract fund, in turn, depends on the investment performance of the investment divisions You select. (The contract fund also depends on the premiums You pay and the charges We deduct.) However, during the minimum premium period, You can keep Your contract inforce by paying a certain amount of premiums.

The minimum face amount is generally $150,000.

You may change the death benefit option You have chosen. You may also increase or decrease the face amount of Your contract, within limits.

FLEXIBLE PREMIUM PAYMENTS

You may pay premiums whenever and in whatever amount You want, within certain limits. We require an initial premium at issue which is at least equal to one month's minimum premium. The minimum premium is based on the contract's face amount and the Insured person's age, sex and underwriting class. We are not required to accept any premium or a premium payment of less than $50.00; however under Midland National's current Company practice, if paid by monthly bank draft, We will accept a payment as low as $30.00.


You may choose a planned periodic premium. But payment of the planned premiums may not ensure that Your contract will remain inforce. Additional premiums may be required to keep Your contract from lapsing. You need not pay premiums according to the planned schedule. Whether Your contract lapses or remains inforce can depend on the amount of Your contract fund (less any contract debt and surrender charge). The contract fund, in turn, depends on the investment performance of the investment divisions You select. (The contract fund also depends on the premiums You pay and the charges We deduct.) However, You can ensure that Your contract stays inforce during the minimum premium period by paying premiums equal to those required to meet the accumulated minimum premium requirements described in "Premium Provisions During The Minimum Premium Period " on page 28.


INVESTMENT CHOICES

You may allocate Your contract fund to up to ten of the following 37 available investment divisions.


You bear the complete investment risk for all amounts allocated to any of these investment divisions. You may also allocate Your contract fund to Our General Account, where We guarantee the safety of principal and a minimum interest rate. See the "The General Account" on page 49. For more information, see "The Funds" on page 35.


YOUR CONTRACT FUND

Your contract fund begins with Your first premium payment. From Your premium We deduct a premium charge, the first monthly deduction (and any per premium expenses) as described in the "Deductions From Your Premiums" section on page 50 and the first monthly deduction as described in "Monthly Deductions From Your Contract Fund" on page 51. The balance of the premium is Your beginning contract fund.


Your contract fund reflects:

      o     the amount and frequency of premium payments,

      o deductions for the cost of insurance, additional benefits and other charges,

      o     the investment performance of Your chosen investment divisions,

      o     interest earned on amounts allocated to the General Account,

      o     loans, and

      o     partial withdrawals.


There is no guaranteed contract fund for amounts allocated to the investment divisions. See "The Contract Fund" on page 50.


Transfers

You may transfer Your contract fund among the investment divisions and between the General Account and the various investment divisions. We require a minimum amount for each transfer, usually $200. Currently, We allow an unlimited number of free transfers. We reserve the right to charge a $25 fee for each transfer after the 12th in a contract year. There are additional limitations on transfers to and from the General Account. See "Transfers Of Contract Fund" on page 43. Completed transfer requests received at Our Executive Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners.


Contract Loans

You may borrow up to 92% of Your cash surrender value (the contract fund less the surrender charge) minus any contract debt. Your contract will be the sole security for the loan. Your contract states a minimum loan amount, usually $200. Contract loan interest accrues daily at an annual adjusted rate. See "Contract Loans" on page 46. Contract loan interest is not tax deductible on contracts owned by an individual. There may be federal tax consequences for taking a contract loan. See "TAX EFFECTS" on page 56.


Withdrawing Money

You may make a partial withdrawal from Your contract fund. The current minimum withdrawal amount is $200. The maximum partial withdrawal You can make in any contract year is 50% of the net cash surrender value. The net cash surrender value is the contract fund minus any surrender charge minus any contract debt. Withdrawals are subject to other requirements. If You make more than one withdrawal in a contract year, then We deduct a partial withdrawal charge (no more than $25). See "Withdrawing Money From Your Contract Fund" on page 48. Withdrawals and surrenders may have negative tax effects. See "TAX EFFECTS" on page 56. Completed partial withdrawal requests received at Our Executive Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed partial withdrawal request after the close of regular trading on the New York Stock Exchange, We will process the partial withdrawal request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.


Surrendering Your Contract

You can surrender Your contract for cash and then We will pay You the net cash surrender value. A surrender charge may be deducted if You surrender Your Contract or allow it to lapse during the surrender charge period. The surrender charge period lasts for the first 12 contract years. It is possible that You will receive no net cash surrender value if You surrender Your contract, especially in the first few contract years. Taxes and a tax penalty may apply. See "Surrendering Your Contract" on page 49.


Completed surrender requests received at Our Executive Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.


DEDUCTIONS AND CHARGES

Deductions From Your Premiums

We deduct a 2.50% sales charge from each premium payment. This charge partially reimburses Us for the selling and distributing costs of this contract. We also charge a 2.25% premium tax on each premium payment. We may decrease or increase this charge depending on Our expenses, and We may vary this charge by state. If You elect to pay premiums by Civil Service Allotment, We also deduct a 46(cent) (forty-six cents) charge from each premium payment. See "Deductions From Your Premiums" on page 50.


Deductions From Your Contract Fund
Certain amounts are deducted from Your contract fund each month. These are:

      o a expense charge of $6.00 (currently, We plan to make this deduction for only the first 15 contract years, but this waiver is not guaranteed),

      o a cost of insurance deduction. The amount of this charge is based on the Insured person's attained age, sex, risk class, and the amount of insurance under Your contract; and

      o     charges for additional benefits.

In addition, We deduct fees when You make:

      o a partial withdrawal of net cash surrender value more than once in a contract year or


      o more than twelve transfers a year between investment divisions. (We currently waive this charge). See "Monthly Deductions From Your Contract Fund" on page 51.


We also deduct a daily charge at an annual rate of 0.90% of the assets in every investment division. We currently intend to reduce this charge to 0.50% after the 10th contract year. (This reduction is not guaranteed.) This charge is for certain mortality and expense risks.

Surrender Charge
We deduct a surrender charge only if You surrender Your contract for its net cash surrender value or let Your contract lapse during the surrender charge period (this period is the earlier of 12 contract years after date of issue or an increase in face amount). If You keep this contract inforce for 12 years, then You will not incur a surrender charge.

The surrender charge has two parts: a deferred sales charge and a deferred issue charge. The deferred sales charge partially reimburses Us for Our costs in selling and distributing this contract. The deferred issue charge reimburses Us for underwriting and Our other costs in issuing the contract.

The maximum deferred sales charge is:

      o 27.5% of any premium payment in the first 2 contract years up to one guideline annual premium (this varies for each contract); and

      o     6.5% of all other premium payments.

After seven years, this charge begins to decline. There is no surrender charge after 12 years. The amount of the deferred sales charge depends on:

      1)    the amount of Your premium payments,

      2)    when You pay Your premiums and

      3)    when You surrender Your contract or allow it to lapse.


The deferred issue charge is on fixed schedule per thousand dollars of face amount. It starts at $3.00 per $1,000 of face amount for the first 7 contract years and decreases to $0.00 after the 12th contract year. This summary of the deferred sales charge and the deferred issue charge assumes no changes in face amount. See "Surrender Charge" on page 54.


ADDITIONAL INFORMATION ABOUT THE CONTRACTS

Your Contract Can Lapse

Your contract remains inforce if the net cash surrender value can pay the monthly deductions. In addition, during the minimum premium period, Your contract will remain inforce as long as You meet the applicable minimum premium requirements. However, the contract can lapse (1) during the minimum premium period if You do not meet the minimum premium requirement and (2) after the minimum premium period no matter how much You pay in premiums, if the net cash surrender value is insufficient to pay the monthly deductions (subject to the grace period). See "Your Contract Can Lapse" on page 63.


Correspondence and Inquiries
You can write to Us at Our Executive Office to pay premiums, send correspondence or take any other action, such as transfers between investment divisions, or changes in specified amount, regarding Your contract. Our Executive Office is located at:

                     Midland National Life Insurance Company
                                One Midland Plaza

                              Sioux Falls, SD 57193
                                 (800) 272-1642

You may send correspondence and transaction requests to Us at Our Executive office. If You are submitting an administrative request, please fax it to (605) 335-3621. Any administrative requests sent to another number may not be considered received in Our Executive Office. Some examples of administrative requests would be:

      o         Ownership changes
      o         Beneficiary changes
      o         Address changes
      o         Request for general policy information.

If You are submitting a transaction request, please fax it to (605) 373-8557. Any transaction requests sent to another number may not be considered received in Our Executive Office. Some examples of transaction requests would be:

      o         Transfers among funds
      o         Fund or General Account additions/deletions
      o         Premium allocation changes
      o         Monthly deduction changes
      o         Dollar Cost Averaging set-up
      o         Loan/Surrender requests


The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We may record all telephone requests. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the owner or the Insured person, or other identifying information. Accordingly, We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe are genuine. Facsimile and telephone correspondence and transaction requests may not always be available. Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay Our receipt of Your request. If You are experiencing problems, You should make Your correspondence and transaction request in writing. There are risks associated with requests made by facsimile or telephone when the original request is not sent to Our Executive Office. You bear those risks.

State Variations
Certain provisions of the contracts may be different than the general description in the prospectus, and certain riders and options may not be available, because of legal restrictions in Your state. See Your contract for specific variations since any such variations will be included in Your contract or in riders or endorsements attached to Your contract. See Your agent or contact Our Executive Office for additional information that may be applicable to Your state.

Tax-Free "Section 1035" Exchanges
You can generally exchange one life insurance contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both contracts carefully. Remember that if You exchange another contract for the one described in this prospectus, You might have to pay a surrender charge and income taxes, including a possible penalty tax, on Your old contract, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise).

          DETAILED INFORMATION ABOUT VARIABLE EXECUTIVE UNIVERSAL LIFE

INSURANCE FEATURES

This prospectus describes Our Variable Executive Universal Life contract. There may be contractual variances because of requirements of the state where Your contract is delivered.

How the Contracts Differ From Whole Life Insurance
Variable Executive Universal Life provides insurance coverage with flexibility in death benefits and premium payments. It enables You to respond to changes in Your life and to take advantage of favorable financial conditions. The contract differs from traditional whole life insurance because You may choose the amount and frequency of premium payments, within limits.

In addition, Variable Executive Universal Life has two types of death benefit options. You may switch back and forth between these options. The contract also allows You to change the face amount without purchasing a new insurance contract. However, evidence of insurability may be required.

Variable Executive Universal Life is "variable" life insurance because the contract fund and other benefits will vary up or down depending on the investment performance of the investment divisions that You select. You bear the risk of poor investment performance, but You get the benefit of good performance.

Application for Insurance

To apply for a contract You must submit a completed application. We decide whether to issue a contract based on the information in the application and Our standards for issuing insurance and classifying risks. If We decide not to issue a contract, then We will return the sum of all charges deducted from premiums paid, plus the net premiums allocated to Our separate account adjusted by gains and losses, plus the net premiums allocated to the General Account with interest. The maximum issue age is 80.


There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling broker-dealer or life insurance agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You. Any such delays will affect when Your contract can be issued and when Your net premium is allocated among Our General Account and/or investment divisions.

We offer other variable life insurance contracts that have different death benefits, contract features, and optional benefits. However, these other contracts also have different charges that would affect Your investment performance and contract fund. To obtain more information about these other contracts, contact Our Executive Office.

Death Benefit
As long as Your contract remains inforce, We pay the death benefit to the beneficiary when the Insured person dies (outstanding indebtedness will be deducted from the proceeds). As the owner, You may choose between two death benefit options:

      o Option 1 provides a benefit that equals the face amount of the contract. This "level" death benefit is for owners who prefer insurance coverage that does not vary in amount and has lower insurance charges. Except as described below, the option 1 death benefit is level or fixed at the face amount.

      o Option 2 provides a benefit that equals the face amount of the contract plus the contract fund on the day the Insured person dies. This "variable" death benefit is for owners who prefer to have investment performance reflected in the amount of their insurance coverage. Under option 2, the value of the death benefit fluctuates with Your contract fund.

Under both options, federal tax law may require a greater benefit. This benefit is a percentage multiple of Your contract fund. The percentage declines as the Insured person gets older (this is referred to as the "corridor" percentage). The minimum death benefit will be Your contract fund on the day the Insured person dies multiplied by the percentage for his or her age. For this purpose, age is the attained age (last birthday) at the beginning of the contract year of the Insured person's death. A table of corridor percentages and some examples of how they work, are in the statement of additional information which is available free upon request (see back cover).

Under either option, the length of time Your contract remains inforce depends on the net cash surrender value of Your contract and whether You meet the minimum premium period requirements. Your coverage lasts as long as Your net cash surrender value can cover the monthly deductions from Your contract fund. In addition, during the minimum premium period, Your contract remains inforce if the sum of Your premium payments (minus any loans or withdrawals) is greater than the sum of the monthly minimum premiums for all of the contract months since the contract was issued.

The investment performances of the investment divisions and the interest earned in the General Account affect Your contract fund. Therefore, the returns from these investment options can affect the length of time Your contract remains inforce.

The minimum initial face amount is $150,000.

Notice and Proof of Death
We require satisfactory proof of the Insured person's death before We pay the death benefit. That can be a certified copy of a death certificate, a written statement by the attending physician, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to Us.

Payment of Death Benefits
In most cases, when a death benefit is paid in a lump sum We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account" for the beneficiary, in the amount of the death benefit proceeds. We will send the beneficiary a checkbook and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our General Account. It is not a bank account and it is not Insured by the FDIC or any government agency. As part of Our General Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Account.

Maturity Benefit

If the Insured person is still living on the maturity date, We will pay You the contract fund minus any outstanding loans. The contract will then end. The maturity date is the contract anniversary after the Insured person's 100th birthday. In certain circumstances, You may extend the maturity date (doing so may have tax consequences). See "Maturity Date" on page 64.


Changes In Variable Executive Universal Life
Variable Executive Universal Life gives You the flexibility to choose from a variety of strategies that enable You to increase or decrease Your insurance protection.

A reduction in face amount lessens the emphasis on a contract's insurance coverage by reducing both the death benefit and the amount of pure insurance provided. The amount of pure insurance is the difference between the contract fund and the death benefit. This is the amount of risk We take. A reduced amount at risk results in lower cost of insurance deductions from Your contract fund.

A partial withdrawal reduces the contract fund and may reduce the death benefit, while providing You with a cash payment, but generally does not reduce the amount at risk. Choosing not to make premium payments may have the effect of reducing the contract fund. Under death benefit option 1, reducing the contract fund increases the amount at risk (thereby increasing the cost of insurance deductions) while leaving the death benefit unchanged; under death benefit option 2, reducing the contract fund decreases the death benefit while leaving the amount at risk unchanged. Increases in the face amount have the exact opposite effect of decreases.

Changing The Face Amount of Insurance

You may change the face amount of Your contract by submitting a fully completed policy change application to Our Executive Office. You can only change the face amount twice each contract year. All changes are subject to Our approval and to the following conditions.


For increases:

      o     Increases in the face amount must be at least $25,000.

      o To increase the face amount, You must provide a fully completed contract change application and satisfactory evidence of insurability. If the Insured person has become a more expensive risk, then We charge higher cost of insurance deductions for the additional amounts of insurance (We reserve the right to change this procedure in the future).

      o Monthly cost of insurance deductions from Your contract fund will increase. There will also be a surrender charge increase and a minimum premium increase. These begin on the date the face amount increase takes effect.

      o The right to examine this contract does not apply to face amount increases. (It only applies when You first purchase the contract).


For decreases:


      o     The surrender charge remains unchanged at the time of decrease.

      o You cannot reduce the face amount below the minimum issue amounts as noted on the contract information page of Your contract.

      o Monthly cost of insurance deductions from Your contract fund will decrease.

      o The federal tax law may limit a decrease in the face amount. If that limit applies, then Your new death benefit will be Your contract fund multiplied by the corridor percentage the federal tax law specifies for the Insured's age at the time of the change.

      o If You request a face amount decrease after You have already increased the face amount at substandard (i.e., higher) cost of insurance deductions, and the original face amount was at standard cost of insurance deductions, then We will first decrease the face amount that is at substandard higher cost of insurance deductions. We reserve the right to change this procedure.

      o There will be no decrease in the minimum premium period premium requirement

Changing the face amount may have tax consequences. See "TAX EFFECTS" on page
56.


Changing Your Death Benefit Option

You may change Your death benefit option from option 1 to option 2 by submitting a fully completed contract change application to Our Executive Office. We require satisfactory evidence of insurability to make this change. If You change from option 1 to option 2, the face amount decreases by the amount of Your contract fund on the date of the change. This keeps the death benefit and net amount at risk the same as before the change. We may not allow a change in death benefit option if it would reduce the face amount below the minimum issue amounts, as noted on the contract information page of Your contract.

You may change Your death benefit option from option 2 to option 1 by sending a written request to Our Executive Office. If You change from option 2 to option 1, then the face amount increases by the amount of Your contract fund on the date of the change. These increases and decreases in face amount are made so that the amount of the death benefit remains the same on the date of the change. When the death benefit remains the same, there is no change in the net amount at risk. This is the amount on which the cost of insurance deductions are based.

Changing the death benefit option may have tax consequences. You should consult a tax advisor before making any change.


When Contract Changes Go Into Effect

Any changes in the face amount or the death benefit option will go into effect on the monthly anniversary following the date We approve Your request. After Your request is approved, You will receive a written notice showing each change. You should attach this notice to Your contract. We may also ask You to return Your contract to Us at Our Executive Office so that We can make a change. We will notify You in writing if We do not approve a change You request. For example, We might not approve a change that would disqualify Your contract as life insurance for income tax purposes.

Contract changes may have negative tax consequences. See "TAX EFFECTS" on page
56. You should consult a tax advisor before making any change.


Flexible Premium Payments
You may choose the amount and frequency of premium payments, within the limits described below.

Even though Your premiums are flexible, Your contract information page will show a "planned" periodic premium. You determine the planned premium when You apply and can change them at any time. You will specify the frequency to be on a quarterly, semi-annual or annual basis. Planned periodic premiums may be monthly if paid by pre-authorized check. Premiums may be bi-weekly if paid by Civil Service Allotment. If You decide to make bi-weekly premium payments, We will assess the Civil Service Allotment Service Charge of $0.46 per bi-weekly premium. The planned premiums may not be enough to keep Your contract inforce.

The insurance goes into effect when We receive Your initial minimum premium payment (and approve Your application). We determine the initial minimum premium based on:

      1)    the age, sex and premium class of the Insured person,

      2)    the initial face amount of the contract, and

      3)    any additional benefits selected.

All premium payments should be payable to Midland National. After Your first premium payment, all additional premiums should be sent directly to Our Executive Office.

We will send You premium reminders based on Your planned premium schedule. You may make the planned payment, skip the planned payment, or change the frequency or the amount of the payment. Generally, You may pay premiums at any time. Amounts must be at least $50, unless made by a pre-authorized check. Amounts made by a pre-authorized check can be as low as $30.


Payment of the planned premiums does not guarantee that Your contract will stay inforce. Additional premium payments may be necessary. The planned premiums increase when the face amount of insurance increases. If Your policy contains the Automatic Benefit Increase Provision Rider, this includes increases resulting from this rider. Generally, if Your policy was issued After May 1, 1998 and prior to July 15, 2004, You will have this rider. (For more information on the Automatic Benefit Increase Provision, see "APPENDIX A" on page 74 for details on how and when the increases are applied.)


If You send Us a premium payment that would cause Your contract to cease to qualify as life insurance under federal tax law, We will notify You and return that portion of the premium that would cause the disqualification.


Premium Provisions During The Minimum Premium Period
During the minimum premium period, You can keep Your contract inforce by meeting a minimum premium requirement. The minimum premium period lasts until the 5th contract anniversary. A monthly minimum premium is shown on Your contract information page. (This is not the same as the planned premiums.) The minimum premium requirement will be satisfied if the sum of premiums You have paid, less Your loans or withdrawals, is equal to or greater than the sum of the monthly minimum premiums required on each monthly anniversary. The minimum premium increases when the face amount increases.

During the minimum premium period, Your contract will enter a grace period and lapse if:

      o the net cash surrender value cannot cover the monthly deductions from Your contract fund; and

      o the premiums You have paid, less Your loans or withdrawals, are less than the total monthly minimum premiums required to that date.

Remember that the net cash surrender value is Your contract fund minus any surrender charge and minus any outstanding contract debt.

This contract lapse can occur even if You pay all of the planned premiums.

Premium Provisions After The Minimum Premium Period. After the minimum premium period, Your contract will enter a grace period and lapse if the net cash surrender value cannot cover the monthly deductions from Your contract fund. Paying Your planned premiums may not be sufficient to maintain Your contract because of investment performance, charges and deductions, contract changes or other factors. Therefore, additional premiums may be necessary to keep Your contract inforce.

Allocation of Premiums
Each net premium will be allocated to the investment divisions or to Our General Account on the day We receive Your premium payment at Our Executive Office (if We receive it before the close of regular trading on the New York Stock Exchange (usually, 3:00 p.m. Central Time))or on the record date. Any premium received before the record date will be held and earn interest in the General Account until the day after the record date. When this period ends, Your instructions will dictate how We allocate the net premium.


The net premium is the premium minus a sales charge, a premium tax charge, and any expense charges (the first monthly deduction is also taken from the initial premium). Each net premium is put into Your contract fund according to Your instructions. Your contract application may provide directions to allocate net premiums to Our General Account or the investment divisions. You may not allocate Your contract fund to more than 10 investment divisions at any one point in time. Your allocation instructions will apply to all of Your premiums unless You write to Our Executive Office with new instructions. You may also change Your allocation instructions by calling Us at (800) 272-1642 or faxing Us at (605) 373-8557. Changing Your allocation instructions will not change the way Your existing contract fund is apportioned among the investment divisions or the General Account. Allocation percentages may be any whole number from 0 to 100. The sum of the allocation percentages must equal 100. Of course, You may choose not to allocate a premium to any particular investment division. See "The General Account" on page 49.


Additional Benefits
You may include additional benefits in Your contract. Certain benefits result in an additional monthly deduction from Your contract fund. You may cancel these benefits at any time. However, canceling these benefits may have adverse tax consequences and You should consult a tax advisor before doing so. The following briefly summarizes the additional benefits that are currently available:


(1) Waiver of Charges Rider: This benefit can be selected at the time of application or added to an inforce contract with proof of insurability. With this benefit, We waive monthly deductions from the contract fund during the total disability of the Insured, if the Insured person becomes totally disabled on or after his/her 15th birthday and the disability continues for at least 6 months. Insured.


(2) Flexible Disability Benefit Rider. This benefit must be selected at the time of application. With this benefit, We pay a set amount into Your contract fund each month (the amount is on Your contract information page). The benefit is payable when the Insured person becomes totally disabled on or after their 15th birthday and the disability continues for at least 6 months. The disability must start before the contract anniversary following the Insured person's 60th birthday. The benefit will continue for as long as the disability lasts or until the Insured person reaches age 65. If the amount of benefit paid into the contract fund is more than the amount allowed under the income tax code, the monthly benefit will be paid to the Insured. This benefit terminates at the Insured's age 60.

(3) Accidental Death Benefit Rider: This rider can be selected at the time of application or added to an inforce contract. This benefit must be selected at the time of application. We will pay an additional benefit if the Insured person dies from a physical injury that results from an accident, provided the Insured person dies before the contract anniversary that is within a half year of his or her 70th birthday.

(4) Children's Insurance Rider: This rider can be selected at the time of application or added to an inforce contract. This benefit provides term life insurance on the lives of the Insured person's children. This includes natural children, stepchildren and legally adopted children, between the ages of 15 days and 21 years. They are covered until the Insured person reaches age 65 or the child reaches age 25.

(5) Family Insurance Rider: This rider can be selected at the time of application or added to an inforce contract. This benefit provides term life insurance on the Insured person's children as does the Children's Insurance. It also provides decreasing term life insurance on the Insured's spouse.

(6) Additional Insured Rider: This rider can be selected at the time of application or added to an inforce contract. You may provide term insurance for another person, such as the Insured person's spouse, under Your contract. A separate charge will be deducted for each additional Insured.

(7) Guaranteed Insurability Rider: This rider must be selected at the time of application. This benefit provides for additional amounts of insurance without further evidence of insurability.

(8) Living Needs Rider: This rider can be selected at the time of application or added to an inforce contract. This benefit provides an accelerated death benefit as payment of an "Advanced Sum," in the event the Insured person is expected to die within 12 months (or a longer period if required by state law).

      Pursuant to the Health Insurance Portability and Accountability Act of 1996, We believe that for federal income tax purposes, an advanced sum payment made under the living needs rider should be fully excludable from the gross income of the beneficiary, as long as the beneficiary (the taxpayer) is the Insured person under the contract (except in certain business contexts. You should consult a tax advisor if such an exception should apply.) The tax consequences associated with reducing the death benefit after We pay an accelerated death benefit are unclear, however, You should consult a qualified tax advisor about the consequences of adding this rider to a contract or requesting an advanced sum payment under this rider.

      There is no charge for this benefit prior to the time of a payment. This amount of the advanced sum is reduced by expected future interest and may be reduced by a charge for administrative expenses. Currently We charge an administrative fee of $200 at the time benefits are paid from this rider. We reserve the right to increase this amount.

      On the day We pay the accelerated benefit, We will reduce the following in proportion to the reduction in the eligible death benefit:

            a)      the death benefit of the contract and of each eligible rider

            b)      the face amount

            c)      any contract funds

            d)      any outstanding loan

      When We reduce the contract fund, We allocate the reduction based on the proportion that Your unloaned amounts in the General Account and Your amounts in the investment divisions bear to the total unloaned portion of Your contract fund.

      You can choose the amount of the death benefit to accelerate at the time of the claim. The maximum advanced sum is 50% of the eligible death benefit (which is the death benefit of the contract plus the sum of any additional death benefits on the life of the Insured person provided by any eligible riders). Currently, We have a maximum of $250,000 and a minimum of $5,000.


(9) Extended Maturity Option: The ability to request an extension of the maturity date is part of Your policy. This option allows the maturity date to be extended indefinitely, or as long as allowed by the IRS. If the Insured is alive on the maturity date and this policy is still inforce and not in the grace period, this option may be elected. In order to elect this option, all of the policy fund must be transferred to either the General Account or the Money Market investment division and the death benefit option must be elected as option 1, unless Your state requires otherwise. Once Your policy is extended beyond the Maturity Date, there will be no further monthly deductions and We will only allow transfers to the General Account or the Money Market investment division. Furthermore, We will not allow any of the following to occur:

            o         Increase in the specified amount of insurance

            o         Changes in the death benefit options

            o         Premium payments

      The Extended Maturity Option may have tax consequences. Consult Your tax advisor before taking this election.



(10) Benefit Extension Rider: An optional Benefit Extension Rider can prevent the contract from lapsing due to high amounts of contract debt, provided certain conditions are met, although the death benefit may be substantially reduced. There is no additional charge for this benefit.

      You may elect this benefit while You meet the conditions listed below by sending Us written notice. When the benefit availability conditions listed below are satisfied and the contract debt is equal to or greater than 87% of the contract fund, We will send a written notice to Your last known address, at least once each contract year, that the benefit election is available to You. If You decide to elect this benefit at that time, You must send Us written notice within 30 days of the date We mail this notice.


      This benefit is not available unless all of the following conditions are met.

      1.    The Contract has been in force for at least 15 contract years;

      2.    the Insured's contract age or attained age must be at least age 65;

      3.    You have made withdrawals of all Your premium; and

      4. contract debt does not exceed the benefit election amount as defined below.

      The benefit election amount is as follows:

      o 89% of the contract fund for contract ages or attained ages that are greater than or equal to age 65 but less than or equal to age 74;

      o 93% of the contract fund for contract ages or attained ages that are greater than or equal to age 75.

      However, if You choose to take a loan or withdrawal that causes the contract debt to exceed the benefit election amount during the 30 days after the written notice has been sent, this benefit election will not be available.

      The effective date of this benefit will be the monthly anniversary date that follows the date We receive Your written notice. The entire amount of Your contract fund must be allocated to the General Account on and after the effective date. If You have any portion of the contract fund in the Separate Account on the effective date, We will transfer it to Our General Account on that date. No transfer charge will apply to this transaction and it will not count toward the maximum number of transfers allowed in a contract year.

      The benefit extension period begins as of the effective date of the rider and ends (and the rider terminates) on the earlier of:

      a)    the insured's death; or

      b)    surrender of the contract; or

      c)    the date any loans or withdrawals are taken.

During the benefit extension period:

      1. We guarantee Your contract will remain in force until the insured's death provided the contract is not terminated due to surrender, and You do not take loans or withdrawals after the effective date.

      2. The excess contract debt provision in the contract will be suspended.

      3.    All monthly deductions will be taken from the General Account.

      4.    We will not allow any:

            (a)   premium payments; or

            (b)   transfers to the Separate Account; or

            (c)   face amount changes; or

            (d)   death benefit option changes.

      5. The death benefit option will be death benefit option 1, and the death benefit will be subject to the minimum death benefit provisions below.

      6. If the contract debt does not exceed the face amount as of the rider's effective date, the face amount will be decreased to equal the contract fund as of the effective date. We will send You an endorsement to reflect the new face amount.

      7. Any riders and supplemental benefits attached to the contract will terminate.

            During the benefit extension period, the death benefit will be determined exclusively by death benefit option 1 and will be equal to the greatest of the following amounts for the then current contract year:

            a. 100% of the contract fund as of the date We receive due proof of the insured's death;

            b. The minimum amount of death benefit necessary for the contract to continue its qualification as a life insurance contract for federal tax purposes.

            c.    The face amount (the option 1 death benefit).

      In some circumstances, electing the benefit can cause Your contract to become a modified endowment contract. You should consult with and rely on a tax advisor when making contract changes, taking loans or withdrawals to help You avoid situations that may result in Your contract becoming a modified endowment contract.

      You may make loan repayments at anytime. Loan repayments will be allocated to the General Account. Interest charged on contract debt will continue to accrue during the benefit extension period. Making loan repayments does not terminate the rider.


      This Rider will terminate upon the earliest of:

      1.    The date of the insured's death; or

      2.    The date You surrender the contract; or

      3. The date any loans or withdrawals are taken during the benefit extension period.

Anyone contemplating the purchase of the contract with the Benefit Extension Rider should be aware that the tax consequences of the Benefit Extension Rider have not been ruled on by the IRS or the courts and it is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when the Benefit Extension Rider causes the contract to be converted into a fixed contract. You should consult with and rely on a tax advisor as to the tax risk associated with the Benefit Extension Rider.

Automatic Benefit Increase Provision Rider: Generally, only policies issued after May 1, 1998, and prior to July 15, 2004 contain this rider. The only exception to this would be if Your application was in the underwriting process prior to July 15, 2004. If this is the case, You may have an issue date later than July 15, 2004 and still have the Automatic Benefit Increase Provision. For more detailed information see "APPENDIX A" on page 74.


SEPARATE ACCOUNT INVESTMENT CHOICES

Our Separate Account And Its Investment Divisions
The "Separate Account" is Our Separate Account A, established under the insurance laws of the State of Iowa. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 but this registration does not involve any SEC supervision of its management or investment policies. The Separate Account meets the definition of a "Separate Account" under the federal securities laws. Income, gains and losses credited to, or charged against, the Separate Account reflects the investment experience of the Separate Account and not the investment experience of Midland National's other assets. Midland National is obligated to pay all amounts guaranteed under the contract.

The Separate Account has a number of investment divisions, each of which invests in the shares of a corresponding portfolio of the funds. You may allocate part or all of Your net premiums to ten of the thirty-seven investment divisions of Our Separate Account.

The Funds

Each of the 37 portfolios available under the contract is a "series" of its investment company.

The funds' shares are bought and sold by Our Separate Account at net asset value. More detailed information about the funds and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus.

Midland National may from time to time receive revenue from the funds and/or from their managers. The amounts of the revenue, if any, may be substantial and may vary between funds and portfolios and may be based on the amount of Midland National's investments in the funds. Currently these revenues range from 0.10% to 0.25% of Midland National's investments in the funds.

Investment Policies Of The Portfolios
Each portfolio tries to achieve a specified investment objective by following certain investment policies. A portfolio's objectives and policies affect its returns and risks. Each investment division's performance depends on the experience of the corresponding portfolio. The objectives of the portfolios are as follows:

--------------------------------------------------------- ---------------------------------------------------------------------
Portfolio                                                 Investment Objective
-------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds1

-------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund2 - Series I Shares       Seeks capital growth.  The fund normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies involved in the financial services sector.

--------------------------------------------------------- ---------------------------------------------------------------------

AIM V.I. Health Sciences Fund3 - Series I Shares          The fund seeks capital growth.  The fund seeks to meet
(Effective July 1, 2005, AIM V.I. Health Sciences Fund    its objectives by investing normally at least 80% of its assets in
will be renamed AIM V.I. Global Health Care Fund)         securities of health care industry companies.

-------------------------------------------------------------------------------------------------------------------------------
Alger American Fund
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                           Seeks long-term capital appreciation.  It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management.  Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.  The portfolio considers a large company to have a market capitalization of $1 billion or greater.
--------------------------------------------------------- ---------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                 Seeks long-term capital appreciation.  Under normal
                                                          circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth
                                                          potential.  The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities.  By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.
--------------------------------------------------------- ---------------------------------------------------------------------
Alger American MidCap Growth Portfolio                    Seeks long-term capital appreciation.  It focuses on midsize companies with promising growth potential.  Under normal
                                                          circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.
--------------------------------------------------------- ---------------------------------------------------------------------
Alger American Small Capitalization Portfolio             Seeks long-term capital appreciation.  It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace.  Under normal circumstances, the portfolio invests primarily in equity securities of small capitalization companies.  A small capitalization company is one that has a market capitalization within the range of the
                                                          Russell 2000 Growth Index or the S&P SmallCap 600 Index.
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund                         Seeks capital growth and current income.  Invests approximately
                                                          60 percent of its assets in common stocks that management
                                                          considers to have better than average potential for appreciation and the rest in fixed income securities.

--------------------------------------------------------- ---------------------------------------------------------------------

American Century VP Capital Appreciation Fund             Seeks capital growth by investing primarily in common stocks that management considers to have better-than-average prospects for appreciation.

--------------------------------------------------------- ---------------------------------------------------------------------

American Century VP Income & Growth Fund                  Seeks dividend growth, current income and capital appreciation.
                                                          Seeks capital growth by investing in common stocks. Income is a secondary objective. The Portfolio will seek to achieve its investment objective by investing in common stocks.

--------------------------------------------------------- ---------------------------------------------------------------------

American Century VP International Fund                    Seeks capital growth by investing primarily in securities of foreign companies that management believes to have potential for appreciation.

--------------------------------------------------------- ---------------------------------------------------------------------

American Century VP Value Fund                            Seeks long-term capital growth with income as a secondary
                                                          objective.  Invests primarily in equity securities of
                                                          well-established companies that management believes to be
                                                          under-valued.

-------------------------------------------------------------------------------------------------------------------------------
Fidelity's Variable Insurance Products Funds
-------------------------------------------------------------------------------------------------------------------------------

VIP Asset Manager Portfolio                               Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

--------------------------------------------------------- ---------------------------------------------------------------------
VIP Asset Manager: Growth Portfolio                       Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.
--------------------------------------------------------- ---------------------------------------------------------------------

VIP Balanced Portfolio                                    Seeks income and capital growth consistent with reasonable risk.

--------------------------------------------------------- ---------------------------------------------------------------------

VIP Contrafund(R) Portfolio                               Seeks long-term capital appreciation.

--------------------------------------------------------- ---------------------------------------------------------------------
VIP Equity-Income Portfolio                               Seeks reasonable income by investing primarily in
                                                          income-producing equity securities.  In choosing these securities, the investment manager will consider the potential for capital appreciation.  The portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the
                                                          Standard & Poor's Composite Index of 500 stocks.
--------------------------------------------------------- ---------------------------------------------------------------------

VIP Growth & Income Portfolio                             Seeks high total return through a combination of current income and capital appreciation.

--------------------------------------------------------- ---------------------------------------------------------------------

VIP Growth Opportunities Portfolio                        Seeks to provide capital growth.

--------------------------------------------------------- ---------------------------------------------------------------------

VIP Growth Portfolio                                      Seeks to achieve capital appreciation.

--------------------------------------------------------- ---------------------------------------------------------------------

VIP High Income Portfolio                                 Seeks a high level of current income, while also considering growth of capital.

--------------------------------------------------------- ---------------------------------------------------------------------
VIP Index 500 Portfolio                                   Seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States by duplicating the composition and total return of the Standard &
                                                          Poor's Composite Index of 500 Stocks.
--------------------------------------------------------- ---------------------------------------------------------------------

VIP Investment Grade Bond Portfolio                       Seeks as high a level of current income as is consistent with the preservation of capital.

--------------------------------------------------------- ---------------------------------------------------------------------
VIP Mid Capital Portfolio                                 Seeks long-term growth of capital.
--------------------------------------------------------- ---------------------------------------------------------------------

VIP Money Market Portfolio*                               VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in money market instruments.

--------------------------------------------------------- ---------------------------------------------------------------------

VIP Overseas Portfolio                                    Seeks long-term growth of capital.

-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                   Seeks long-term growth of capital and income without excessive fluctuation in market value.
--------------------------------------------------------- ---------------------------------------------------------------------
Lord Abbett International Portfolio                       Seeks long-term capital appreciation.  Invests primarily in equity securities on non-U.S. issuers.
--------------------------------------------------------- ---------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                       Seeks capital appreciation through investments, primarily in equity securities which are believed to be undervalued in the marketplace.
-------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trusts
-------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                            Seeks to provide long-term growth of capital.
--------------------------------------------------------- ---------------------------------------------------------------------
MFS Investors Trust Series                                Seeks mainly to provide long-term growth of capital and
                                                          secondarily to provide reasonable current income.
--------------------------------------------------------- ---------------------------------------------------------------------
MFS VIT New Discovery Series                              Seeks capital appreciation.
--------------------------------------------------------- ---------------------------------------------------------------------
MFS VIT Research Series                                   Seeks to provide long-term growth of capital and future income.
-------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                            Seeks maximum total return, consistent with preservation of capital and prudent investment management.
--------------------------------------------------------- ---------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                          Seeks maximum total return consistent with preservation of capital and prudent investment management.
--------------------------------------------------------- ---------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                           Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
--------------------------------------------------------- ---------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                          Seeks maximum total return, consistent with preservation of capital and prudent investment management.
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                        Seeks long-term capital appreciation by investing primarily in
                                                          "hard asset securities."  Income is a secondary consideration.
                                                          Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of precious metals, natural resources, real estate, and commodities.
--------------------------------------------------------- ---------------------------------------------------------------------

*During extended periods of low interest rates, the yields of the money market investment division may become extremely low and possibly negative.


1Formerly INVESCO Variable Investment Funds Inc.
2Formerly INVESCO VIF-Financial Services Fund
3Formerly INVESCO VIF-Health Sciences Fund

A I M Advisors, Inc. manages the AIM Variable Insurance Funds1, Fred Alger Management, Inc. manages the Alger American Fund. American Century Investment Management, Inc. manages the American Century VP Portfolios. Fidelity Management & Research Company manages the VIP Portfolios. Lord Abbett & Co. manages the Lord Abbett Series Fund, Inc. MFS(R)Investment Management manages the MFS(R)Variable Insurance TrustSM. Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust. Van Eck Associates Corporation2 manages the Van Eck Worldwide Insurance Trust.

1Formerly INVESCO Funds Group, Inc. manages the INVESCO Variable Investment Funds, Inc.



The fund portfolios available under these contracts are not available for purchase directly by the general public. In addition, the fund portfolios are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment advisor or manager. Nevertheless, the investment performance and results of any of the funds' portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment advisor or manager and the same investment objectives and policies and a very similar or nearly identical name.


The fund portfolios offered though the contract are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment advisor) will compensate Us for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. (See "Distribution of the Contracts" on page 69)

You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by You, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Fund portfolios that is available to you, including each Fund's prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or portfolio. You should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your contract resulting from the performance of the Portfolios you have chosen.

Midland National does not provide investment advice and does not recommend or endorse any particular Fund or portfolio.


You can receive a current copy of a prospectus for each of the portfolios by contacting Your registered representative and by contacting Us at:

                     Midland National Life Insurance Company
                                One Midland Plaza
                              Sioux Falls, SD 57193
                              Phone: (800) 272-1642
                               Fax: (605) 335-3621

Effects of Market Timing
Frequent, large, programmed, or short-term transfers among the investment divisions or between the investment divisions and the General Account ("Harmful Trading) can cause risks with adverse effects for other contract owners (and beneficiaries and portfolios). These risks and harmful effects include: (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some "market timers" attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage."); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that that the portfolios may suffer harm from frequent, programmed large, or short-term transfers among investment divisions of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Charges In The Funds
The funds charge for managing investments and providing services. Each portfolio's charges vary.

The VIP Portfolios have an annual management fee. That is the sum of an individual fund fee rate and a group fee rate based on the monthly average net assets of Fidelity Management & Research Company's mutual funds. In addition, each of these portfolios' total operating expenses includes fees for management and shareholder services and other expenses (custodial, legal, accounting, and other miscellaneous fees). The fees for the Fidelity Portfolios are based on the Initial Class. See the VIP prospectuses for additional information on how these charges are determined and on the minimum and maximum charges allowed.

The other funds have annual management fees that are based on the monthly average of the net assets in each of the portfolios. The funds may impose redemption fees, which We would deduct from Your contract fund. See the portfolio company prospectuses for details.

USING YOUR CONTRACT FUND

The Contract Fund

Your contract fund is the sum of Your amounts in the various investment divisions and in the General Account (including any amount in Our General Account securing a contract loan). Your contract fund reflects various charges. See "Deductions and Charges" on page 50. Monthly deductions are made on the contract date and on the first day of each contract month. Transaction and surrender charges are made on the effective date of the transaction. Charges against Our Separate Account are reflected daily.

Your contract fund begins with Your first premium payment. From Your premium We deduct a premium charge and the first monthly deduction (and any per premium expenses) as described in the "Deductions From Your Premiums" section on page 50 and the first monthly deduction. The balance of the premium is Your beginning contract fund.


Your contract fund reflects:

      o     the amount and frequency of premium payments,

      o deductions for the cost of insurance, additional benefits and other charges,

      o     the investment performance of Your chosen investment divisions,

      o     interest earned on amounts allocated to the General Account,

      o     impact of loans, and

      o     impact of partial withdrawals.

We guarantee amounts allocated to the General Account. There is no guaranteed minimum contract fund for amounts allocated to the investment divisions of Our Separate Account. An investment division's performance will cause Your contract fund to go up or down. You bear that investment risk.

Amounts In Our Separate Account
Amounts allocated or transferred to the investment divisions are used to purchase accumulation units. Accumulation units of an investment division are purchased when You allocate net premiums, repay loans or transfer amounts to that division. Accumulation units are redeemed when You make withdrawals or transfer amounts from an investment division (including transfers for loans), when We make monthly deductions and charges, and when We pay the death benefit. The number of accumulation units purchased or redeemed in an investment division is calculated by dividing the dollar amount of the transaction by the division's accumulation unit value at the end of that day if it is a business day, otherwise the next business day's value is used. The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

How We Determine The Accumulation Unit Value
We determine accumulation unit values for the investment divisions at the end of each business day. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds. They reflect investment income, the portfolio's realized and unrealized capital gains and losses, the funds' expenses, and Our deductions and charges. The accumulation unit value for each investment division is set at $10.00 on the first day there are contract transactions in Our Separate Account associated with these contracts. After that, the accumulation unit value for any business day is equal to the accumulation unit value for the previous business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment division every business day as follows:

      o We take the value of the shares belonging to the division in the corresponding fund portfolio at the close of business that day (before giving effect to any contract transactions for that day, such as premium payments or surrenders). We use the share value reported to Us by the fund.

      o We add any dividends or capital gains distributions paid by the portfolio on that day.

      o We divide this amount by the value of the amounts in the investment division at the close of business on the preceding business day (after giving effect to any contract transactions on that day).


      o We subtract a daily asset charge for each calendar day between business days (for example, a Monday calculation may include charges for Saturday and Sunday). The daily charge is .0024547%, which is an effective annual rate of 0.90%. We currently intend to reduce this charge to 0.50% after the 10th contract year. This reduction is not guaranteed. (See "Charges Against The Separate Account" on page 51.)

      o We may subtract any daily charge for taxes or amounts set aside as tax reserves.

Contract Fund Transactions
The transactions described below may have different effects on Your contract fund, death benefit, face amount or cost of insurance deductions. You should consider the net effects before making any contract fund transactions. Certain transactions have fees. Remember that upon completion of these transactions, You may not have Your contract fund allocated to more than 10 investment divisions.

Transfers Of Contract Fund

You may transfer amounts among the investment divisions and between the General Account and any investment divisions. To make a transfer of contract fund, write to Our Executive Office at the address shown on page one of this prospectus. You may also call-in Your requests to Our Executive Office toll-free at 800-272-1642 or fax Your requests to Our Executive Office at (605) 373-8557. Any requests sent to another number may not be considered received in Our Executive Office. You may make an unlimited number of free transfers of contract fund in each contract year (subject to the "Transfer Limitations" below). However, We reserve the right to assess a $25 charge for each transfer after the 12th in a contract year. We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners. If We charge You for making a transfer, then We will allocate the charge as described under "Deductions and Charges - How Contract Fund Charges Are Allocated" on page 53. Although a single transfer request may include multiple transfers, it will be considered a single transfer for fee purposes.


The total amount that can be transferred from the General Account to the Separate Account, in any contract year, cannot exceed the larger of:

      1. 25% of the unloaned amount in the General Account at the beginning of the contract year, or

      2.    $25,000. (We reserve the right to decrease this to $1,000.)

These limits do not apply to transfers made in a Dollar Cost Averaging program that extends over a time period of 12 or more months.

Completed transfer requests received at Our Executive Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

The minimum transfer amount is $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the transfer minimum.

Transfer Limitations

Frequent, large, programmed or short-term transfers among investment divisions, such as those associated with "market timing" transactions, can adversely affect the portfolios and the returns achieved by contract owners. In particular, such transfers may dilute the value of the portfolios shares, interfere with the efficient management of the portfolios' investments, and increase brokerage and administrative costs of the portfolios. In order to try to protect Our contract owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other contract owners or portfolio shareholders. More specifically, currently Our Market Timing Procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a contract within a five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from MFS VIT New Discovery Series to Fidelity VIP Money Market Portfolio, followed by a transfer from Money Market back to New Discovery within five business days).


We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters. When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful. We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that contract's transfer privileges and We will not accept another transfer request for 14 business days. We will attempt to inform the contract owner (or Registered Representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days. If We do not succeed in reaching the contract owner or Registered Representative by phone, We will send a letter by first class mail to the contract owner's address of record.

In addition Our own Market Timing Procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and if so We will take appropriate action to protect others. In particular, We may, and We reserve the right to, reverse a potentially harmful transfer. If so, We will inform the contract owner and/or Registered Representative. The contract owner will bear any investment loss involved in a reversal.


To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers. If this occurs, We will attempt to contact You by telephone for further instructions. If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be refunded to You. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.



In Our sole discretion, We may revise Our Market Timing Procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other contract owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors such as the size of transfers made by contract owners within given periods of time, as well as the number of "round trip" transfers into and out of particular investment divisions or purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more policies that We believe are connected (for example, two policies with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the Dollar Cost Averaging program, in these limitations. We may vary Our Market Timing Procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others. We may not always apply these detection methods to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for all contract owners that We believe might otherwise engage in trading activity that is harmful to others. For example We might only accept transfers by original `wet' contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.


Contract owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers. Furthermore, the identification of contract owners determined to be engaged in transfer activity that may adversely affect other contract owners or portfolios shareholders involves judgments that are inherently subjective. Accordingly, despite Our best efforts, We cannot guarantee that Our Market Timing Procedures will detect every potential market timer. Some market timers may get through our controls undetected and may cause dilution in unit values to others. We apply Our Market Timing Procedures consistently to all contract owners without special arrangement, waiver, or exception. We may vary Our Market Timing Procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions. In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed large, or short-term transfers among investment divisions of variable policies issued by other insurance companies or among investment options available to retirement plan participants.




Dollar Cost Averaging
The Dollar Cost Averaging (DCA) program enables You to make monthly transfers of a predetermined dollar amount from the DCA source account (any investment division or the General Account) into one or more of the investment divisions. By allocating monthly, as opposed to allocating the total dollar amount at one time, You may reduce the impact of market fluctuations. This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly amount to be transferred using DCA is $200.

You can elect the DCA program at any time. You must complete the proper request form and send it to Us at Our Executive Office, and there must be a sufficient amount in the DCA source account. The minimum amount required in the DCA source account for DCA to begin is the sum of $2,400 and the minimum premium. You can get a sufficient amount by paying a premium with the DCA request form, allocating net premiums, or transferring amounts to the DCA source account. The DCA election will specify:

      a.    the DCA source account from which DCA transfers will be made,

      b. that any money received with the form is to be placed into the DCA source account,

      c. the total monthly amount to be transferred to the other investment divisions, and

      d. how that monthly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payments You intend to apply to DCA.

Once DCA is elected, additional net premiums can be deposited into the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any net premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.
If it is requested when the contract is issued, then DCA will start at the beginning of the 2nd contract month. If it is requested after issue, then DCA will start at the beginning of the 1st contract month which occurs at least 30 days after the request is received.

DCA will last until the total monies allocated for DCA are exhausted or until We receive Your written termination request. DCA automatically terminates on the maturity date.

We do not charge any specific fees for You to participate in a DCA program. However, transfers made through a DCA program, which only extends for fewer than 12 months will be included in counting the number of transfers of contract fund. While We currently allow an unlimited number of free transfers, We do reserve the right to charge for each transfer after the 12th one in any contract year.

We reserve the right to end the DCA program by sending You one month's notice.

Contract Loans

Using only Your contract as security, You may borrow up to 92% of the net cash surrender value (the contract fund less the surrender charge and less any contract debt). If You request an additional loan, then the outstanding loan and loan interest will be added to the additional loan amount and the original loan will be canceled. Thus, You will only have one outstanding loan. A loan taken from, or secured by, a contract may have federal income tax consequences. See "TAX EFFECTS" on page 56.

We credit You interest on this loan amount, currently at an annual rate of 6%. After the 10th contract year, You may be able to take zero cost loans provided Your contract's contract fund is large enough. Zero cost loans are loans up to the contract fund less the total premiums paid. We guarantee that the annual rate of interest credited on zero cost loans will be equal to the interest rate charged on such loans. At the current time, We are charging 8% on zero cost loans and thus zero cost loans are being credited an annual interest rate of 8%. A zero cost loan may have tax consequences. See "TAX EFFECTS" on page 56.

You may request a loan by contacting Our Executive Office. You should tell Us how much of the loan You want taken from Your unloaned amount in the General Account or from the Separate Account investment divisions. If You do not tell Us how to allocate Your loan, the loan will be allocated according to Your deduction allocation percentages as described under "How Contract Fund Charges Are Allocated" on page 53. If the loan cannot be allocated this way, then We will allocate it in proportion to the unloaned amounts of Your contract fund in the General Account and each investment division. We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division (and transfer these amounts to the General Account).


Contract Loan Interest. Currently, interest on a contract loan accrues daily at an annual interest rate of 8%. We guarantee We will never charge a rate above 8% per year.

Interest is due on each contract anniversary or, if earlier, on the date of loan repayment, surrender, or Insured's death. If You do not pay the interest when it is due, then it will be added to Your outstanding loan and allocated based on the deduction allocation percentages for Your contract fund. This means We make an additional loan to pay the interest and will transfer amounts from the General Account or the investment divisions to make the loan. If We cannot allocate the interest based on these percentages, then We will allocate it as described above for allocating Your loan.

Repaying The Loan. You may repay all or part of a contract loan while Your contract is inforce. While You have a contract loan, We assume that any money You send Us is meant to repay the loan. If You wish to have any of these payments serve as premium payments, then You must tell Us in writing.

You may choose how You want Us to allocate Your repayments. If You do not give Us instructions, We will allocate Your repayments based on Your premium allocation percentages.

The Effects Of A Contract Loan On Your Contract Fund. A loan against Your contract will have a permanent effect on Your contract fund and benefits, even if the loan is repaid. When You borrow on Your contract, We transfer Your loan amount into Our General Account where it earns a declared rate of interest. You cannot invest that loan amount in any Separate Account investment divisions. You may earn more or less on the loan amount, depending on the performance of the investment divisions and whether they are better or worse than the rates declared for the unloaned portion of the General Account. A contract loan will reduce the contract's ultimate death benefit and cash value.

Your Contract May Lapse. Your loan may affect the amount of time that Your contract remains inforce. For example, Your contract may lapse because the loan amount cannot be used to cover the monthly deductions that are taken from Your contract fund. If these deductions are more than the net cash surrender value of Your contract, then the contract's lapse provisions may apply. Since the contract permits loans up to 92% of the cash surrender value, loan repayments or additional premium payments may be required to keep the contract inforce, especially if You borrow the maximum.

Withdrawing Money From Your Contract Fund
You may request a partial withdrawal of Your net cash surrender value by writing to Our Executive Office. You may also request a partial withdrawal by calling Us at Our Executive Office toll-free at 800-272-1642 or faxing Us at Our Executive Office at 605-373-8557. Any requests sent to another number will not be considered received in Our Executive Office. If You make more than one partial withdrawal in a contract year, We will impose a partial withdrawal charge as explained in the paragraph entitled "Withdrawal Charges" listed below. Partial withdrawals are subject to certain conditions. They must:

      o     be at least $200,

      o total no more than 50% of the net cash surrender value in any contract year,

      o allow the death benefit to remain above the minimum for which We would issue the contract at that time, and

      o allow the contract to still qualify as life insurance under applicable tax law.


You may specify how much of the withdrawal You want taken from each investment division and Our General Account. If You do not tell Us, then We will make the withdrawal as described in "Deductions and Charges - How Contract Fund Charges Are Allocated" on page 53.


Completed partial withdrawal requests received at Our Executive Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed partial withdrawal request after the close of regular trading on the New York Stock Exchange, We will process the partial withdrawal request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

In general, We do not permit You to make a withdrawal on monies for which Your premium check has not cleared Your bank.


Withdrawal Charges. When You make a partial withdrawal more than once in a contract year, a charge of $25 (or 2% of the amount withdrawn, whichever is less) will be deducted from Your contract fund. If You do not give Us instructions for deducting the charge, then it will be deducted as described under "Deductions and Charges-How Contract Fund Charges Are Allocated" on page 53.


The Effects Of A Partial Withdrawal. A partial withdrawal reduces the amount in Your contract fund, the cash surrender value and generally the death benefit on a dollar-for-dollar basis. If the death benefit is based on the corridor percentage multiple, then the death benefit reduction could be greater. If You have elected death benefit option 1, then We will also reduce the face amount of Your contract so that there will be no change in the net amount at risk. We will send You a new contract information page to reflect this change. Both the withdrawal and any reductions will be effective as of the business day We receive Your request at Our Executive Office if it is received before 3:00 p.m. Central Time. Otherwise, it will be effective on the following business day.

Depending on individual circumstances, a contract loan might be better than a partial withdrawal if You need temporary cash.


Partial withdrawals may have tax consequences. See "TAX EFFECTS" on page 56.


Surrendering Your Contract
You may surrender Your contract for its net cash surrender value while the Insured person is living. You do this by sending both a written request and the contract to Our Executive Office. The net cash surrender value equals the cash surrender value minus any loan outstanding (including loan interest). If You surrender Your contract or allow it to lapse during the surrender charge period We will assess a surrender charge. The net cash surrender value may be very low, especially during the early contract years. During the surrender charge period (this period of time is the earlier of 12 contract years after the date of issue or an increase in face amount), the cash surrender value is the contract fund minus the Surrender charge. After the surrender charge period, the cash surrender value equals the contract fund. We will compute the net cash surrender value as of the business day We receive Your request and contract at Our Executive Office. All of Your insurance coverage will end on that date.

Completed surrender requests received at Our Executive Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.


Surrendering Your contract may have income tax consequences. See "TAX EFFECTS" on page 56.


                               THE GENERAL ACCOUNT

You may allocate all or some of Your contract fund to the General Account. The General Account pays interest at a declared rate. We guarantee the principal after deductions. The General Account supports Our insurance and annuity obligations. Because of applicable exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus for Your information and which relate to the General Account.

You may accumulate amounts in the General Account by:

      o     allocating net premium and loan payments,

      o     transferring amounts from the investment divisions,

      o     securing any contract loans, or

      o     earning interest on amounts You already have in the General Account.

This amount is reduced by transfers, withdrawals and allocated deductions.

We pay interest on all Your amounts in the General Account. The annual interest rates will never be less than 3.5%. We may, at Our sole discretion, credit interest in excess of 3.5%. You assume the risk that interest credited may not exceed 3.5% per year. We may pay different rates on unloaned and loaned amounts in the General Account. Interest compounds daily at an effective annual rate that equals the annual rate We declared.


You may request a transfer between the General Account and one or more of the investment divisions, within limits. See "Transfers Of Contract Fund" on page 43.


The General Account may not be available in all states. Your state of issue will determine if the General Account is available on Your contract. Please check Your contract to see if the General Account is available to You.

Deductions and Charges

Deductions From Your Premiums
We deduct a sales charge, a premium tax charge, and in some cases a service tax charge from each premium upon receipt. The rest of each premium (called the net premium) is placed in Your contract fund.


Sales Charge. We deduct a 2.5% sales charge from each premium payment. This charge partially reimburses Us for the selling and distribution costs of this contract. These include commissions and the costs of preparing sales literature and printing prospectuses. (We also deduct a deferred sales charge if You surrender Your contract for its net cash surrender value or let Your contract lapse in the first 12 years. (See "Surrender Charge" on page 54.)


Since this charge is a percentage of paid premium, the amount of the charge will vary with the amount of premium.

Premium Tax Charge. Some states and other jurisdictions (cities, counties, municipalities) tax premium payments and some levy other charges. We deduct 2.25% of each premium for those tax charges. These tax rates currently range from 0.75% to 4%. We expect to pay at least 2.25% of most premiums in premium tax because of certain retaliatory provisions in the premium tax regulations. The percentage We deduct for premium taxes is an average of what We anticipate owing, and therefore, may exceed the actual rate imposed by Your state, and will be deducted even if Your state does not impose a premium tax.

If We pay less, then We may reduce the charge for the premium tax.

This is a tax to Midland National so You cannot deduct it on Your income tax return. Since the charge is a percentage of Your premium, the amount of the charge will vary with the amount of the premium.

We may increase this charge if Our premium tax expenses increase. We reserve the right to vary this charge by state. If We make such a change, then We will notify You.

Service Charge. If You have chosen the Civil Service Allotment Mode, then We deduct $.46 from each premium payment. The $.46 covers the extra expenses We incur in processing bi-weekly premium payments.

Charges Against The Separate Account
Fees and charges allocated to the investment divisions reduce the amount in Your contract fund.


Mortality and Expense Risks. We charge for assuming mortality and expense risks. We guarantee that monthly administrative and insurance deductions from Your contract fund will never be greater than the maximum amounts shown in Your contract. The mortality risk We assume is that Insured people will live for shorter periods than We estimated. When this happens, We have to pay a greater amount of death benefits than We expected. The expense risk We assume is that the cost of issuing and administering contracts will be greater than We expected. We deduct a daily charge for mortality and expense risks at an effective annual rate of 0.90% of the value of assets in the Separate Account attributable to the contract. We currently intend to reduce this charge to 0.50% after the 10th contract year (this is not guaranteed). The investment divisions' accumulation unit values reflect this charge. See "Using Your Contract Fund - How We Determine The Accumulation Unit Value" on page 42. If the money We collect from this charge is not needed, then We profit. We expect to make money from this charge. To the extent sales expenses are not covered by the sales charge and the deferred sales charge, Our General Account funds, which may include amounts derived from this mortality and expense risk charge, will be used to cover sales expenses.


Tax Reserve. We reserve the right to charge for taxes or tax reserves, which may reduce the investment performance of the investment divisions. Currently, no such charge is made.

Monthly Deductions From Your Contract Fund
At the beginning of each contract month (including the contract date), the following three deductions are taken from Your contract fund.

      1. Expense Charge: This charge is $6.00 per month. (currently We plan to make this deduction for the first 15 contract years only, but We reserve the right to deduct it throughout the life of the contract). This charge covers the continuing costs of maintaining Your contract, such as premium billing and collections, claim processing, contract transactions, record keeping, communications with owners and other expense and overhead items.

      2. Charges for Additional Benefits: Monthly deductions are made for the cost of any additional benefits. With the exception of the Living Needs Rider, the charges for any additional benefits You select will be deducted on the contract rider date and each monthly anniversary thereafter. See the "FEE TABLE" on page 13. We may change these charges, but Your contract contains tables showing the guaranteed maximum rates for all of these insurance costs.

      3. Cost of Insurance Deduction: The cost of insurance deduction is Our current monthly cost of insurance rate times the net amount at risk at the beginning of the contract month. The net amount at risk is the difference between Your death benefit and Your contract fund. If the current death benefit for the month is increased due to the requirements of federal tax law, then Your net amount at risk for the month will also increase. For this purpose, Your contract fund amount is determined before deduction of the cost of insurance deduction, but after all of the other deductions due on that date. The amount of the cost of insurance deduction will vary from month to month with changes in the amount at risk. We may profit from this charge.



The cost of insurance rate is based on the sex, attained age, and rating class of the Insured person at the time of the charge. (In Montana, there are no distinctions based on sex.) We place an Insured person that is a standard risk in the following rate classes: preferred non-smoker, non-smoker, and smoker. The Insured person may also be placed in a rate class involving a higher mortality risk, known as a substandard class. We may change the cost of insurance rates, but they will never be more than the guaranteed maximum rates set forth in Your contract. The maximum charges are based on the charges specified in the Commissioner's 1980 Standard Ordinary Mortality Table. The table below shows the current and guaranteed maximum monthly cost of insurance rates per $1,000 of amount at risk for a male, preferred, nonsmoker, standard risk at various ages, for the first contract year.


              Illustrative Table of Monthly Cost of Insurance Rates
                   (Rounded) per $1,000 of Net Amount at Risk

   Male                         Guaranteed                       Current
 Attained                        Maximum                  (Preferred Non-Smoker)
    Age                            Rate                            Rate
    ---                            ----                            ----
     5                             $.07                            $.05
    15                             .11                             .10
    25                             .13                             .07
    35                             .14                             .08
    45                             .29                             .17
    55                             .69                             .36
    65                             1.87                            .74


For example, for a male preferred non-smoker, age 35 with a $150,000 face amount death benefit option 1 contract and an initial premium of $1,000, the first monthly deduction (taken on the date the contract is issued) is $17.92. This example assumes the current monthly expense charge of $6.00 and the current cost of insurance deduction of $11.92. The $11.92 is calculated by multiplying the current monthly cost of insurance rate per $1,000 ($0.08) times the amount at risk ($150,000 face less the initial Cash Value of $946.50 which is $1,000 of premium less the $25 for the sales charge less the $22.50 for the premium tax less the $6.00 expense charge). This example assumes that there are no riders or other additional benefits.

The non-smoker cost of insurance rates are lower than the smoker cost of insurance rates. To qualify, an Insured must be a standard risk and must meet additional requirements that relate to smoking habits. The reduced cost of insurance rates depends on such variables as the attained age and sex of the Insured.

The preferred non-smoker cost of insurance rates are lower than the non-smoker cost of insurance rates. To qualify for the preferred non-smoker class, the Insured person must be age 20 or over and meet certain underwriting requirements.

If the Variable Executive Universal Life contract is purchased in connection with an employment-related insurance or benefit plan, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964. In 1983, the United States Supreme Court held that under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

Changes in Monthly Charges. Any changes in the cost of insurance, charges for additional benefits or expense charges will be by class of Insured and will be based on changes in future expectations of investment earnings, mortality, the length of time contracts will remain in effect, expenses and taxes.


Automatic Benefit Increase Charges. Please see "APPENDIX A" on page 74 for information on this rider.


Transaction Charges
In addition to the deductions described above, We charge fees for certain contract transactions.

      o Partial Withdrawal of net cash surrender value. You may make one partial withdrawal during each contract year without a charge. There is an administrative charge of $25 or 2 percent of the amount withdrawn, whichever is less, each time You make a partial withdrawal if more than one withdrawal is made during a contract year.

      o Transfers. Currently, We do not charge when You make transfers of contract fund among investment divisions. We reserve the right to assess a $25 charge for each transfer after the twelfth in a contract year.

How Contract Fund Charges Are Allocated
Generally, deductions from Your contract fund for monthly or partial withdrawal charges are made from the investment divisions and the unloaned portion of the General Account. They are made in accordance with Your specified deduction allocation percentages unless You instruct Us otherwise. Your deduction allocation percentages may be any whole number (from 0 to 100) which add up to
100. You may change Your deduction allocation percentages by writing to Our Executive Office. Changes will be effective as of the date We receive them.

If We cannot make a deduction in accordance with these percentages, We will make it based on the proportion of (a) to (b) where (a) is Your unloaned amounts in General Account and Your amounts in the investment divisions and (b) is the total unloaned amount of Your contract fund.

Deductions for transfer charges are made equally between the investment divisions from which the transfer was made. For example, if the transfer is made from two investment divisions, then the transfer charge assessed to each of the investment divisions will be $12.50.

Loan Charge
Loan interest is charged in arrears on the outstanding loan. Loan interest that is unpaid when due will be added to the outstanding loan on each contract anniversary (or, if earlier, on the date of loan repayment, contract lapse, surrender, contract termination, or the Insured's death) and will bear interest at the same rate of the loan. We currently charge an annual interest rate of 8.0% on loans.

After offsetting the 3.5% annual interest rate We guarantee We will credit to the portion of Our General Account securing the loan against the maximum loan interest rate of 8.0%, the maximum guaranteed net cost of the loans is 4.5% annually in contract years 1-10. However, the current cost of the loans is 2.0% annually in contract years 1-10. The current net cost of 2.0% for contract years 1 - 10 is derived by taking the 8.0% annual interest rate that We currently charge on loans and reducing it by the 6.0% annual interest rate We credit to the portion of the General Account securing the standard loan. If You take a loan after the 10th contract year, We guarantee that the cost of the loan will be 0%.

Surrender Charge
The surrender charge is the difference between the amount in Your contract fund and Your contract's cash surrender value for surrender charge period (this period of time is the earlier of 12 contract years after the date of issue or increase in face amount). It is a contingent, deferred issue charge and sales load designed to partially recover Our expenses in distributing and issuing contracts which are terminated by surrender or lapse in their early years (the sales charge is also designed to partially reimburse Us for these expenses). The surrender charge includes deferred sales charges and deferred issue charges. It is a contingent load because You pay it only if You surrender Your contract (or let it lapse) during surrender charge period. It is a deferred load because We do not deduct it from Your premiums. The amount of the load in a contract year is not necessarily related to Our actual sales expenses in that year. We anticipate that the sales charge and surrender charge will not fully cover Our sales expenses. If sales expenses are not covered by the sales and surrender charges, We will cover them with other funds. The net cash surrender value, the amount We pay You if You surrender Your contract for cash, equals the cash surrender value minus any outstanding loan and loan interest.

The surrender charge includes deferred sales charges and deferred issue charges. The deferred sales charge is the sum of two pieces:

      (1) 27.5% of any premium payment in the first 2 contract years up to one guideline annual premium.

      (2)   6.5% of all other premium payments.

The sum of the above pieces is also limited by the guideline annual premium, times 6.5%, times the lesser of 20 years or the expected future lifetime at issue as determined by the 1980 CSO Mortality Table. Your contract information page specifies the guideline annual premium. It varies for each contract.

During the first 7 contract years, the maximum deferred sales charge may be imposed. Beginning in the 8th year the maximum deferred sales charge will be multiplied by a percentage:

              Contract Year                       Percentage Multiple
                    8                                   83.33%
                    9                                   66.67%
                   10                                   50.00%
                   11                                   33.33%
                   12                                   16.67%
                13 and up                                0.00%

If there is an increase in face amount, there will also be an increase in the guideline annual premium. All additions to the deferred sales charge, due to this increase, will be 6.5% of premiums. The maximum limit will also increase by the additional guideline annual premium, times 6.5%, times the lesser of 20 years or the expected future lifetime (determined at the time of the increase using the 1980 CSO Mortality Table). The total in the deferred sales charge prior to the increase in face amount will not be affected.

If there is a decrease in the face amount, there will also be a decrease in guideline annual premium. Future additions to the Deferred Sales Charge will follow the same rules as at issue with the new guideline annual premium. Prior totals in the Deferred Sales Charge will not be affected. You will not incur any Deferred Sales Charge, regardless of the amount and timing of premiums, if You keep this contract inforce for thirteen years.

The following table shows the deferred issue charge per $1,000 of the face amount. After the surrender charge period, there is no deferred issue charge.

                         Table of Deferred Issue Charges
                       Per Thousand Dollars of Face Amount
                                    Contract

                          Year                    Charge
                          ----                    ------
                           1-7                    $3.00
                            8                     $2.50
                            9                     $2.00
                           10                     $1.50
                           11                     $1.00
                           12                     $0.50
                           13+                    $0.00


If there has been a change in face amount during the life of the contract, then the deferred issue charge is applied against the highest face amount inforce during the life of the contract.

Accordingly, the maximum Surrender charge is 27.50% of premium paid, plus $3.00 per thousand of Face Amount. However, as explained above, in most cases, the surrender charge will be less than the maximum.

Portfolio Expenses
The value of the net assets of each investment division reflects the management fees and other expenses incurred by the corresponding portfolio in which the investment divisions invest. Some portfolios also deduct 12b-1 fees from portfolio assets. You pay these fees and expenses indirectly. Some portfolios may also impose redemption fees, which We would deduct directly from Your contract fund. For further information, consult the portfolios' prospectuses.

                                   TAX EFFECTS

INTRODUCTION

The following summary provides a general description of the federal income tax considerations associated with the contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon Our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

TAX STATUS OF THE CONTRACT

In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a contract must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, We believe that a contract issued on a standard rate class basis should satisfy the applicable requirements. There is less guidance, however, with respect to contracts issued on a substandard basis and it is not clear whether such contracts will in all cases satisfy the applicable requirements, particularly if You pay the full amount of premiums under this contract. If it is subsequently determined that a contract does not satisfy the applicable requirements, We may take appropriate steps to bring the contract into compliance with such requirements and We reserve the right to restrict contract transactions in order to do so.

In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying Separate Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order for the contracts to be treated as life insurance contracts for federal income tax purposes. It is intended that the Separate Account, through the eligible funds, will satisfy these diversification requirements.

The following discussion assumes that the contract will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF CONTRACT BENEFITS

In General
We believe that the death benefit under a contract should generally be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of contract proceeds depend on the circumstances of each contract owner or beneficiary. A tax advisor should be consulted on these consequences.

Generally, the contract owner will not be deemed to be in constructive receipt of the contract cash value until there is a distribution. When distributions from a contract occur, or when loans are taken out from or secured by a contract, the tax consequences depend on whether the contract is classified as a "modified endowment contract."


Modified Endowment Contracts (MEC)

Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts" (MEC) with less favorable tax treatment than other life insurance contracts. Due to the flexibility of the contracts as to premiums and benefits, the individual circumstances of each contract will determine whether it is classified as a MEC. In general a contract will be classified as a MEC if the amount of premiums paid into the contract causes the contract to fail the "7-pay test." A contract will fail the 7-pay test if at any time in the first seven contract years, the amount paid into the contract exceeds the sum of the level premiums that would have been paid at that point under a contract that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the contract during the first seven years, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the contract had originally been issued at the reduced face amount. If there is a "material change" in the contract's benefits or other terms, the contract may have to be retested as if it were a newly issued contract. A material change may occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the contract which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven contract years. To prevent Your contract from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective contract owner should consult a tax advisor to determine whether a contract transaction will cause the contract to be classified as a MEC.

Distributions Other Than Death Benefits from Modified Endowment Contracts Contracts classified as modified endowment contracts are subject to the following tax rules:

(1) All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the contract owner's investment in the contract only after all gain has been distributed.
(2) Loans taken from or secured by a contract classified as a modified endowment contract are treated as distributions and taxed accordingly.
(3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the contract owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the contract owner's beneficiary or designated beneficiary.

If a contract becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a contract within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a contract that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Distributions Other Than Death Benefits from Contracts that are not Modified Endowment Contracts Distributions other than death benefits from a contract that is not classified as a modified endowment contract are generally treated first as a recovery of the contract owner's investment in the contract and only after the recovery of all investment in the contract as taxable income. However, certain distributions which must be made in order to enable the contract to continue to qualify as a life insurance contract for federal income tax purposes if contract benefits are reduced during the first 15 contract years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a contract that is not a modified endowment contract are generally not treated as distributions. However, the tax consequences associated with loans after the 10th contract year are less clear and a tax advisor should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a contract that is not a modified endowment contract are subject to the 10 percent additional income tax.

Investment in the Contract
Your investment in the contract is generally Your aggregate premiums. When a distribution is taken from the contract, Your investment in the contract is reduced by the amount of the distribution that is tax-free.

Contract Loans

In general, interest on a contract loan will not be deductible. If a contract loan is outstanding when a contract is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking out a contract loan, You should consult a tax advisor as to the tax consequences. There is uncertainty regarding the tax treatment of loans where the contract has not lapsed due to operation of a lapse protection feature, including the Benefit Extension Rider. Anyone contemplating the purchase of the contract with the Benefit Extension Rider should be aware that the tax consequences of the Benefit Extension Rider have not been ruled on by the IRS or the courts and it is possible that the IRS could assert that the outstanding loan balance should be treated as a taxable distribution when the Benefit Extension Rider causes the contract to be converted into a fixed contract. You should consult with and rely on a tax advisor as to the tax risks associated with the Benefit Extension Rider.

Treatment of the Benefit Extension Rider
This contract may be purchased with the intention of accumulating cash value on a tax-free basis for some period (such as, until retirement) and then periodically borrowing from the contract without allowing the contract to lapse. The aim of this strategy is to continue borrowing from the contract until its contract fund is just enough to pay off the contract loans that have been taken out and then relying on the Benefit Extension Rider to keep the contract in force until the death of the insured. Anyone contemplating taking advantage of this strategy should be aware that it involves several risks. First, if the death benefit under the benefit extension rider is lower than the contract's original death benefit, then the contract might become a MEC which could result in a significant tax liability attributable to the balance of any contract debt. Second, this strategy will fail to achieve its goal if the contract is a MEC or becomes a MEC after the periodic borrowing begins. Third, this strategy has not been ruled on by the Internal Revenue Service (the "IRS") or the courts and it may be subject to challenge by the IRS, since it is possible that loans under this contract may be treated as taxable distributions when the rider causes the contract to be converted to a fixed contract. In that event, assuming contract loans have not already been subject to tax as distributions, a significant tax liability could arise. Anyone considering using the contract as a source of tax-free income by taking out contract loans should, before purchasing the contract, consult with and rely on a competent tax advisor about the tax risks inherent in such a strategy.


Withholding
To the extent that contract distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect however, not to have tax withheld from distributions.


Life Insurance Purchases by Residents of Puerto Rico
In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance contract purchase.



Multiple Contracts
All modified endowment contracts that are issued by Us (or Our affiliates) to the same contract owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the contract owner's income when a taxable distribution occurs.

Continuation of Contract Beyond Age 100
The tax consequences of continuing the contract beyond the Insured's 100th year are unclear. You should consult a tax advisor if You intend to keep the contract inforce beyond the Insured's 100th year.

Living Needs Rider
We believe that payments received under the Living Needs rider should be fully excludable from the gross income of the beneficiary if the beneficiary is the Insured under the contract. However, You should consult a qualified tax adviser about the consequences of adding this rider to a contract or requesting payment under this rider.

Business Uses of Contract
Businesses can use the contracts in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If You are purchasing the contract for any arrangement the value of which depends in part on its tax consequences, You should consult a qualified tax advisor.

Non-Individual Owners and Business Beneficiaries of Contracts
If a contract is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the contract. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a contract, this contract could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a contract, or before a business (other than a sole proprietorship) is made a beneficiary of a contract.


Split-Dollar Arrangements
The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax advisor before entering into or paying additional premiums with respect to such arrangements.

Additionally, On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance contracts for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing contract, or the purchase of a new contract, in connection with a split-dollar life insurance arrangement should consult legal counsel.



Alternative Minimum Tax
There may also be an indirect tax upon the income in the contract or the proceeds of a contract under the federal corporate alternative minimum tax, if the owner is subject to that tax.


Estate, Gift and Generation-Skipping Transfer Tax Considerations
The transfer of the contract or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the Insured dies, the death proceeds will generally be includable in the Owner's estate for purposes of federal estate tax if the Insured owned the contract. If the Owner was not the Insured, the fair market value of the contract would be included in the Owner's estate upon the Owner's death. The contract would not be includable in the Insured's estate if the Insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of contract ownership and distributions under federal, state and local law.The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of contract proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

Economic Growth and Tax Relief Reconciliation Act of 2001
The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repeals the federal estate tax and replaces it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repeals the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation-skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the estate tax exemption. For 2005, the maximum estate tax rate is 47% and the estate tax exemption is $1,500,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax advisor with respect to legislative developments and their effect on the contract.

Our Income Taxes
Under current federal income tax law, We are not taxed on the Separate Account's operations. Thus, currently We do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes We may incur.


Under current laws in several states, We may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and We are not currently charging for them. If they increase, We may deduct charges for such taxes.


                   ADDITIONAL INFORMATION ABOUT THE CONTRACTS

YOUR RIGHT TO EXAMINE THIS CONTRACT

For a limited period of time, as specified in Your contract, You have a right to examine the contract. If for any reason You are not satisfied with it, then You may cancel the contract. You cancel the contract by sending it to Our Executive Office along with a written cancellation request. Generally, Your cancellation request must be postmarked by the latest of the following dates:

      o     10 days after You receive Your contract,

      o 10 days after We mail You a written notice telling You about Your rights to cancel (Notice of Withdrawal Right), or

      o     45 days after You sign Part 1 of the contract application.

If state law requires a longer right to examine period, it will be noted on the cover page of Your contract.

In all cases, We allocate Your premiums according to Your instructions on the contract's record date. Generally, if You cancel Your contract during the right to examine period, then We will return all of the charges deducted from Your paid premiums and contract fund, plus the contract fund. The contract fund will reflect both the positive and negative investment performance of the investment divisions chosen by You in the contract application. Where required by state law, We will refund the sum of all premiums paid.

Insurance coverage ends when You send Your request.

YOUR CONTRACT CAN LAPSE


Your Variable Executive Universal Life insurance coverage continues as long as the net cash surrender value of Your contract is enough to pay the monthly deductions that are taken out of Your contract fund. During the minimum premium period, coverage continues if Your paid premiums (less any withdrawals or loans) exceed the schedule of required minimum premiums. If neither of these conditions is true at the beginning of any contract month, We will send written notification to You (and any assignees on Our records) that a 61-day grace period has begun and the amount of current premium due.


If We receive payment of this amount before the end of the grace period, then We will use that amount to pay the overdue deductions. We will put any remaining balance in Your contract fund and allocate it in the same manner as Your previous premium payments.

If We do not receive payment within 61 days, then Your contract will lapse without value. We will withdraw any amount left in Your contract fund. We will apply this amount to the deductions owed to Us, including any applicable Surrender charge. We will inform You (and any assignee) that Your contract has ended without value.

If the Insured person dies during the grace period, We will pay the insurance benefits to the beneficiary, minus any loan, loan interest, and overdue deductions.

YOU MAY REINSTATE YOUR CONTRACT

You may reinstate the contract within five years after it lapses. To reinstate the contract, You must:

      o     complete an application for reinstatement,

      o provide satisfactory evidence of insurability for the Insured person or persons to be insured,

      o pay enough premium to cover all overdue monthly deductions, including the premium tax on those deductions,


      o increase the contract fund so that the contract fund minus any contract debt equals or exceeds the surrender charge,

      o     cover the next two months' deductions, and

      o     pay or restore any contract debt.


The contract date of the reinstated contract will be the beginning of the contract month that coincides with or follows the date that We approve Your reinstatement application. Previous loans will be reinstated.


CONTRACT PERIODS AND ANNIVERSARIES


We measure contract years, contract months, and contract anniversaries from the contract date shown on Your contract information page. Each contract month begins on the same day in each calendar month. The calendar days of 29, 30, and 31 are not used. Our right to challenge a contract and the suicide exclusion are measured from the contract date. See "Limits On Our Right To Challenge The Contract" on page 65.


MATURITY DATE

The maturity date is the first contract anniversary after the Insured person's 100th birthday. The contract ends on that date if the Insured person is still alive and the maturity benefit is paid.

If the Insured person survives to the maturity date and You would like to continue the contract, We will extend the maturity date as long as this contract qualifies as life insurance according to the Internal Revenue Service and Your state. If the maturity date is extended, the contract may not qualify as life insurance and there may be tax consequences. A tax advisor should be consulted before You elect to extend the maturity date. In order to continue the contract beyond the original maturity date, We require that the death benefit not exceed the contract fund on the original maturity date.


In order to extend the maturity date, all of the following conditions must be satisfied:

      (a)   The contract can not be in the grace period;

      (b) All of the contract fund must be transferred to either the General Account or the Money Market investment division; and

      (c)   Death benefit option 1 must be elected.

(See the "Extended Maturity Option" section on page 31 for further details about this option.) If the maturity date is extended, the policy may not qualify as life insurance and there may be tax consequences. A tax advisor should be consulted before You elect to extend the maturity date.


WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT

We own the assets of Our Separate Account and use them to support Your contract and other variable life contracts. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our General Account. The assets in the Separate Account generally are not chargeable with liabilities arising out of any other business We conduct. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

CHANGING THE SEPARATE ACCOUNT

We have the right to modify how We operate Our Separate Account. We have the right to:

      o add investment divisions to, or remove investment divisions from, Our Separate Account;

      o     combine two or more divisions within Our Separate Account;

      o withdraw assets relating to the contract from one investment division and put them into another;

      o eliminate the shares of a portfolio and substitute shares of another portfolio of the funds or another open-end investment company. This may happen if the shares of the portfolio are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the purposes of the Separate Account;

      o register or end the registration of Our Separate Account under the Investment Company Act of 1940;

      o operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of interested parties of Midland National);

      o disregard instructions from contract owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory contract. (We would do so only if required by state insurance regulatory authorities or otherwise pursuant to insurance law or regulation); and

      o operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In choosing these investments, We will rely on Our own or outside counsel for advice. In addition, We may disapprove of any change in investment advisors or in investment policies unless a law or regulation provides differently.

If automatic allocations (such as premiums automatically deducted from Your paycheck or bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment division that is removed or no longer available, and if You do not give Us other instructions, then any amounts that would have gone into the removed or closed investment division will be allocated to the money market investment division.

LIMITS ON OUR RIGHT TO CHALLENGE THE CONTRACT

We can challenge the validity of Your insurance contract (based on material misstatements in the application) if it appears that the Insured person is not actually covered by the contract under Our rules. There are limits on how and when We can challenge the contract:

o We cannot challenge the contract after it has been in effect, during the Insured person's lifetime, for two years from the date the contract was issued or reinstated. (Some states may require Us to measure this in some other way.)
o We cannot challenge any contract change that requires evidence of insurability (such as an increase in face amount) after the change has been in effect for two years during the Insured person's lifetime.
o We can challenge at any time (and require proof of continuing disability) an additional benefit that provides benefits to the Insured person in the event that the Insured person becomes totally disabled.

o If the Insured person dies during the time that We may challenge the validity of the contract, then We may delay payment until We decide whether to challenge the contract.

o If the Insured person's age or sex is misstated on any application, then the death benefit and any additional benefits will be changed. They will be those which would be purchased by the most recent deduction for the cost of insurance and the cost of any additional benefits at the Insured person's correct age and sex.

o If the Insured person commits suicide within two years after the date on which the contract was issued, then the contract will terminate and the total of all paid premiums minus the amount of any outstanding contract loan and loan interest minus any partial withdrawals of net cash surrender value. If the Insured person commits suicide within two years after the effective date of Your requested face amount increase, then We will pay the face amount which was in effect before the increase, plus the monthly cost of insurance deductions for the increase (Some states require Us to measure this time by some other date).

YOUR PAYMENT OPTIONS

You may choose for contract benefits and other payments (such as the net cash surrender value or death benefit) to be paid immediately in one lump sum or in another form of payment. Payments under these options are not affected by the investment performance of any investment division. Instead, interest accrues pursuant to the option chosen. If You do not arrange for a specific form of payment before the Insured person dies, then the beneficiary will have this choice. However, if You do make an arrangement with Us for how the money will be paid, then the beneficiary cannot change Your choice. Payment options will also be subject to Our rules at the time of selection.

Lump Sum Payments
In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing checking account, called the "Midland Access Account" for the beneficiary in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our General Account. It is not a bank account and it is not Insured by the FDIC or any other government agency. As part of Our General Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Accounts.

Optional Payment Methods.
Our consent is required when an optional payment is selected and the payee is either an assignee or not a natural person (i.e., a corporation). Currently, these alternate payment options are only available if the proceeds applied are more than $10,000 and periodic payments are at least $50.
You have the following options:

      1) Deposit Option: The money will stay on deposit with Us for a period that We agree upon. You will receive interest on the money at a declared interest rate.

      2)    Installment Options: There are two ways that We pay installments:

            a) Fixed Period: We will pay the amount applied in equal installments plus applicable interest, for a specified time, up to 30 years.

            b) Fixed Amount: We will pay the sum in installments in an amount that We agree upon. We will continue to pay the installments until We pay the original amount, together with any interest You have earned.

      3) Monthly Life Income Option: We will pay the money as monthly income for life. You may choose from 1 of 4 ways to receive this income. We will guarantee payments for:

            i)    at least 5 years (called "5 Years Certain");

            ii)   at least 10 years (called "10 Years Certain");

            iii)  at least 20 years (called "20 Years Certain"); or

            iv) payment for life. With a life only payment option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, only one payment will be made.

      4) Other: You may ask Us to apply the money under any option that We make available at the time the benefit is paid.

We guarantee interest under the deposit installment options at 2.75% a year, but We may allow a higher rate of interest.

The beneficiary, or any other person who is entitled to receive payment, may name a successor to receive any amount that We would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the successor at any time.

We must approve any arrangements that involve more than one of the payment options, or a payee who is a fiduciary or not a natural person. Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect. These include:

      o     rules on the minimum amount We will pay under an option,

      o     minimum amounts for installment payments,

      o withdrawal or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment),

      o the naming of people who are entitled to receive payment and their successors, and

      o     the ways of proving age and survival.

You will choose a payment option (or any later changes) and Your choice will take effect in the same way as it would if You were changing a beneficiary. (See "Your Beneficiary" below). Any amounts that We pay under the payment options will not be subject to the claims of creditors or to legal process, to the extent that the law provides.

Even if the death benefit under the contract is excludible from income, payments under payment options may not be excludible in full. This is because earnings on the death benefit after the Insured's death are taxable and payments under the payment options generally include such earnings. You should consult a tax advisor as to the tax treatment of payments under payment options.

YOUR BENEFICIARY


You name Your beneficiary in Your policy application. The beneficiary is entitled to the death benefits of the policy. You may change the beneficiary during the Insured's lifetime by writing to Our Executive Office. If no beneficiary is living when the Insured dies, We will pay the death benefit to the owner or owner's estate.


ASSIGNING YOUR CONTRACT

You may assign Your rights to this contract. You must send a copy of the assignment to Our Executive Office. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We receive notice of the assignment. There may be tax consequences.

WHEN WE PAY PROCEEDS FROM THIS CONTRACT

We will generally pay any death benefits, net cash surrender value, or loan proceeds within seven days after receiving the required form(s) at Our Executive Office. Death benefits are determined as of the date of the Insured person's death and will not be affected by subsequent changes in the accumulation unit values of the investment divisions. We pay interest from the date of death to the date of payment.

We may delay payment for one or more of the following reasons:


      (1) We are investigating the claim, contesting the contract, determining that the beneficiary is qualified to receive the proceeds (e.g., is not a minor or responsible for causing the death), or resolving other issues that must be determined before payment (e.g., conflicting claims to the proceeds).

      (2) We cannot determine the amount of the payment because the New York Stock Exchange is closed, the SEC has restricted trading in securities, or the SEC has declared that an emergency exists.

      (3) The SEC, by order, permits Us to delay payment to protect Our contract owners.

We may also delay any payment until Your premium checks have cleared Your bank. We may defer payment of any loan amount, withdrawal, or surrender from the General Account for up to six months after We receive Your request.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" or block Your contract fund. If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, loans, surrenders, or death benefits, make transfers, or continue making payments under Your payment option. If a contract fund were frozen, the contract fund would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator. We may also be required to provide information about You and Your contract to government agencies or departments.

CHANGE OF ADDRESS NOTIFICATION

To protect You from fraud or theft, We may verify any changes in address You request by sending a confirmation of the change of address to Your old address.

YOUR VOTING RIGHTS AS AN OWNER

We invest the assets of Our Separate Account divisions in shares of the funds' portfolios. Midland National is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:

      o     to elect the funds' Boards of Directors,

      o     to ratify the selection of independent auditors for the funds, and

      o on any other matters described in the funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940.

Even though We own the shares, We give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract. We will vote at shareholder meetings according to Your instructions.

The funds will determine how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions. The funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We will vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We will also vote any fund shares that We alone are entitled to vote in the same proportions that contract owners vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the fund in Our own right or to restrict contract owner voting, then We may do so.

You may participate in voting only on matters concerning the fund portfolios in which Your contract fund has been invested. We determine Your voting shares in each division by dividing the amount of Your contract fund allocated to that division by the net asset value of one share of the corresponding fund portfolio. This is determined as of the Record Date set by the funds' Board for the shareholders meeting. We count fractional shares.

If You have a voting interest, We will send You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the funds' advisor or the investment policies of its portfolios. We will advise You if We do.

Other insurance companies own shares in the funds to support their variable insurance products. We do not foresee any disadvantage to this. Nevertheless, the funds' Boards of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We disagree with any fund action, then We will see that appropriate action is taken to protect Our contract owners.

DISTRIBUTION OF THE CONTRACTS


We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC ("Sammons Securities Company") for the distribution and sale of the contracts. Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company offers the contracts through its registered representatives. Sammons Securities Company may enter into written sales agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay commissions to Sammons Securities Company for sales of the Contracts by its registered representatives as well as by selling firms. All of the portfolio companies make payments to Midland National under their distribution plans in consideration of services provided and expenses incurred by Midland National in distributing portfolio shares. These payments range from 0.10% to 0.25% of Separate Account assets invested in the particular fund.

Sales commissions may vary, but the maximum commission payable for contract sales is 50% of premiums during contract year 1, 2.5% during contract years 2-15, and 0% following contract year 15. We may also pay additional commissions calculated as a percentage of Your contract fund value at specified times (e.g. at the end of the fifth contract year). Further, for each premium received following an increase in base face amount, a commission on that premium will be paid up to the target premium for the increase in each year. The commission for the increase in face amount will be calculated using the commission rates for the corresponding contract year. We pay commissions for contracts sold to contract owners in the substandard risk underwriting class and for rider premiums based on Our rules at the time of payment. We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for some of Sammons Securities Company's other expenses, including the following sales expenses: registered representative training allowances; compensation and bonuses for the Sammons Securities Company's management team; advertising expenses; and all other expenses of distributing the contracts. Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of contracts. Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help registered representatives and/or their managers qualify for such benefits. Sammons Securities Company's registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a contract.

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the contract: (a) the premium load;
(b) the surrender charge; (c) the mortality and expense charge; (d) the cost of insurance deduction; (e) revenues, if any, received from the funds or their managers; and (f) investment earnings on amounts allocated under policies to the General Account. Commissions and other incentives or payments described above are not charged directly to You or the Variable Account.

The Statement of Additional Information (SAI) can provide You with more detailed information about distribution expenses, commissions, and compensation than is contained in this prospectus. A free copy of the SAI can be obtained by calling
(800) 272-1642 or by contacting Your registered representative.


LEGAL PROCEEDINGS

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on it, the Separate Account or Sammons Securities Company, LLC.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account are contained in the Statement of Additional Information. Our financial statements should be distinguished from the Separate Account's financial statements and You should consider Our financial statements only as bearing upon Our ability to meet Our obligations under the contracts. For a free copy of these financial statements and/or the Statement of Additional Information, please call or write to Us at Our Executive Office.

                                   Definitions

Accumulation Unit means the units credited to each investment division in the Separate Account.

Age means the age of the Insured person on his/her last birthday which immediately precedes the contract date.

Attained Age means the age the Insured person on his/her birthday preceding a contract anniversary date.

Beneficiary means the person or persons to whom the contract's death benefit is paid when the Insured person dies.


Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading (generally 3:00 p.m. Central Time).


Cash Surrender Value means the contract fund on the date of surrender, less any surrender charge.

Contract Fund means the total amount of monies in Our Separate Account A attributable to Your in-force contract plus any monies in Our General Account for Your contract.

Contract Anniversary: The same month and day of the contract date in each year following the contract date.

Contract Date means the date from which contract anniversaries and contract years are determined.

Contract Month means a month that starts on a monthly anniversary and ends on the following monthly anniversary.

Contract Year means a year that starts on the contract date or on each anniversary thereafter.

Death Benefit means the amount payable under Your contract when the Insured person dies.

Evidence of Insurability means evidence, satisfactory to Us, that the Insured person is insurable and meets Our underwriting standards.

Face Amount means the amount stated on the face of Your contract that will be paid either upon the death of the Insured or the contract maturity, whichever date is earliest.

Funds mean the investment companies, commonly called mutual funds, available for investment by Separate Account A on the contract date or as later changed by Us.

Executive Office means where You write to Us to pay premiums or take other action, such as transfers between investment divisions, changes in specified amount, or other such action regarding Your contract. The address is:

                     Midland National Life Insurance Company
                                One Midland Plaza
                              Sioux Falls, SD 57193

You may also reach Us at Our Executive Office by calling Us toll-free at 800-272-1642 or faxing Us at 605-373-8557.

Inforce means the Insured person's life remains Insured under the terms of the contract.

Investment Division means a division of Separate Account A which invests exclusively in the shares of a specified portfolio of the fund.

Minimum Premium Period means the period of time, beginning on the contract date and ending five years from the contract date.

Modified Endowment Contract is a contract where premiums are paid more rapidly than the rate defined by a 7-pay test.

Monthly Anniversary means the day of each month that has the same numerical date as the contract date.

Net Cash Surrender Value means the cash surrender value less any outstanding contract loan.

Net Premium means the premium paid less any deduction for premium taxes, less any deduction for the sales charge and less any per premium expenses.

Record Date means the date the contract is recorded on Our books as an inforce contract.

Separate Account means Our Separate Account A which receives and invests Your net premiums under the contract.

Specified Amount means the face amount of the contract. The term "specified amount" used in Your contract has the same meaning as the term "face amount" used in this prospectus.

Surrender Charge means a charge made only upon surrender of the contract. It includes a charge for sales related expenses and issue related expenses.

                                                       APPENDIX A


Generally, only policies issued after May 1, 1998, and prior to July 15, 2004 contain the Automatic Benefit Increase Provision Rider. The only exception to this would be if Your application was in the underwriting process prior to July
15, 2004. If this is the case, You may have an issue date later than July 15, 2004 and still have the Automatic Benefit Increase Provision.

If Your policy contains this rider, the following details apply:

                                    Fee Table

-----------------------------------------------------------------------------------------------------------------------------------

                        Periodic Fees Related to Owning the Policy Other than Portfolio Operating Expenses

-----------------------------------------------------------------------------------------------------------------------------------

                Charge                    When Charge Is Deducted                          Amount Deductedi

                                                                     --------------------------------------------------------------

                                                                           Maximum Guaranteed              Current Charge
                                                                                 Charge

-----------------------------------------------------------------------------------------------------------------------------------

                                                      Optional Rider Charges

-----------------------------------------------------------------------------------------------------------------------------------

Automatic Benefit Increase            Not Applicable                 None                          Nonei

-----------------------------------------------------------------------------------------------------------------------------------

iThe ABI Provision does not require separate monthly deductions, but it does affect the amount of Your monthly cost of insurance deduction by increasing Your face amount.

Automatic Benefit Increase Provision: The ABI can automatically increase Your face amount every two years, based on increases in the Consumer Price Index. The increases will occur on the 2nd policy anniversary and every two years thereafter, unless You reject an increase. The increases continue until the rider terminates. We send You a notice about the increase amounts at least 30 days before the increase date. You have the right to reject any increase by sending Us a written notice before it takes effect. If You reject an increase, then the ABI provision terminates.
(See Your ABI rider for exact details.)


We calculate each face amount increase under the ABI provision as follows:

      (a)   The eligible face amount, multiplied by

      (b) The Consumer Price Index 5 months before the increase date, divided by

      (c)   The Consumer Price Index 29 months before the increase date, minus

      (d)   The eligible face amount from part (a).

The eligible face amount is the sum of the portions of the face amount of insurance that are in the standard premium class.

The maximum increase is the lesser of $50,000 or 20% of the eligible face amount. The ABI provision automatically terminates once the total of the increases is more than twice the initial face amount. The Consumer Price Index is the U.S. Consumer Price Index for all urban customers as published by the U.S. Department of Labor. (See Your policy form for more details on this index.)

The ABI provision does not require separate monthly deductions, but it does affect the amount of Your monthly cost of insurance deduction by increasing Your face amount. (See "Monthly Deductions From Your Contract Fund on page 51).

ABI increases also increase the planned and no lapse guarantee premiums. (See Your ABI Rider and Your Base Policy Form for exact details.)

The Automatic Benefit Increase Provision may have tax consequences. Consult Your tax advisor for questions.

Automatic Benefit Increase Charges. There is no separate charge for the Automatic Benefit Increase (ABI) provision. The ABI can automatically increase Your face amount every two years, based on increases in the Consumer Price Index. You will be notified 30 days prior to the increase taking effect. As the automatic increases are applied the face amount of insurance will increase causing an increase in the amount at risk. The monthly cost of insurance deduction will increase to cover the additional amount at risk. You have the right to reject any increase by sending Us a written notice, at Our Executive Office before it takes effect. If You reject an increase, then the ABI provision terminates.

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account A, including more information about distribution expenses, commissions, and compensation, than is contained in the prospectus. The SAI is incorporated by reference into this prospectus and is legally a part of this prospectus. A free copy of the SAI can be obtained by calling 800-272-1642 or by contacting Your registered representative. We will send You a copy of the SAI within 3 business days of Your request.

Personalized illustrations of death benefits, cash surrender values, and cash values are also available free of charge upon request. You can obtain a personalized illustration or make other contract inquiries by contacting Our Executive Office at:

                     Midland National Life Insurance Company
                                One Midland Plaza
                              Sioux Falls, SD 57193
                              Phone: (800) 272-1642
                               Fax: (605) 335-3621

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the SEC at 202-942-8090. Reports and other information about Midland National Life Insurance Company are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102



SEC File No. 811-05271
================================================================================

                   STATEMENT OF ADDITIONAL INFORMATION FOR THE

                        VARIABLE EXECUTIVE UNIVERSAL LIFE
                Flexible Premium Variable Universal Life Contract
                                   Issued By:

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY
             (through the Midland National Life Separate Account A)





This Statement of Additional Information ("SAI") expands upon subjects discussed in the current prospectus for the Variable Executive Universal Life Insurance Contract ("contract") offered by Midland National Life Insurance Company. You may obtain a free copy of the prospectus dated May 1, 2005, by contacting Us at Our Executive Office:




                     Midland National Life Insurance Company
                                One Midland Plaza
                              Sioux Falls, SD 57193

                           (605) 335-5700 (telephone)
                      (800) 272-1642 (toll-free telephone)
               (605) 373-8557 (facsimile for transaction requests)
             (605) 335-3621 (facsimile for administrative requests)





Terms used in the current prospectus for the contract are incorporated in this statement.







This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for this contract and the prospectuses for the 37 portfolios currently available in the contract.










                                Dated May 1, 2005

                                TABLE OF CONTENTS

THE CONTRACT.................................................................4
      Contract Owner.........................................................4
      Death Benefit..........................................................4
      Payment Options........................................................5
      Premium Limitations....................................................5
ABOUT US.....................................................................6
      Midland National Life Insurance Company................................6
      Our Separate Account A.................................................6
      Our Reports To Contract Owners.........................................6
      Dividends..............................................................7
      Distribution Of The Contracts..........................................7
      Regulation.............................................................8
      Discount For Employees Of Sammons Enterprises, Inc.....................8
      Legal Matters..........................................................8
      Financial Matters......................................................9
      Additional Information.................................................9
PERFORMANCE..................................................................9
      Historical Annualized Returns..........................................9
      Historical Cumulative Returns.........................................11
ILLUSTRATIONS...............................................................13
FINANCIAL STATEMENTS........................................................13

                                  THE CONTRACT


The entire contract is made up of the contract, including any supplemental benefit, schedules, the signed written application for the contract, and any attached supplemental written application(s). We assume that each statement made in the written application is made to the best of the knowledge and belief of the person(s) who made them and, in the absence of fraud, those statements are deeded to be representations and not warranties. We cannot use any statement to deny a claim or to void the contract unless it is contained in a written application that is made part of the contract by attachment or insertion.

Contract Owner

The contract owner is the insured unless another individual has been named in the application. As contract owner, You are entitled to exercise all rights under Your contract while the insured is alive. Without any beneficiary consent You can:

1.        Transfer ownership of Your contract by absolute assignment;
2.        Designate, change or revoke a contingent owner; or
3.        Change any revocable beneficiary during the insured's lifetime.

With each irrevocable beneficiary's consent, You may:

1.        Change the irrevocable beneficiary during the insured's lifetime;
2. Receive any benefit, exercise any right, and use any privilege granted by Your contract allowed by Us; or
3.        Agree with Us to any change or amendment of Your contract.

If You die while the insured is alive, the contingent owner, if any, will become the owner. If there is no contingent owner, ownership will pass to Your estate.

Death Benefit

As long as the contract is still in force, We will pay the death benefit to the beneficiary when the insured dies. Federal tax law may require a greater death benefit than the one provided for in Your contract. This benefit is a percentage multiple of Your contract fund. The percentage declines as the insured person gets older (this is referred to as the "corridor" percentage). The minimum death benefit will be Your contract fund on the day the insured person dies multiplied by the percentage for his or her age. For this purpose, age is the attained age (last birthday) at the beginning of the contract year of the insured person's death. Below is a table of corridor percentages and some examples of how they work.

                          Table of Corridor Percentages
                             Based on Contract Fund
------------------------------------------------------------------------------------------------------------------------
  If the Insured        The Death Benefit Will Be At       If the Insured     The Death Benefit Will Be At Least
   Person's Age        Least Equal To This Percent Of       Person's Age         Equal To This Percent Of The
     Is This                 The Contract Fund                Is This                    Contract Fund
       0-40                         250%                         60                          130%
        41                          243%                         61                          128%
        42                          236%                         62                          126%
        43                          229%                         63                          124%
        44                          222%                         64                          122%
        45                          215%                         65                          120%
        46                          209%                         66                          119%
        47                          203%                         67                          118%
        48                          197%                         68                          117%
        49                          191%                         69                          116%
        50                          185%                         70                          115%
        51                          178%                         71                          113%
        52                          171%                         72                          111%
        53                          164%                         73                          109%
        54                          157%                         74                          107%
        55                          150%                       75-90                         105%
        56                          146%                         91                          104%
        57                          142%                         92                          103%
        58                          138%                         93                          102%
        59                          134%                         94                          101%
                                                               95-99                         100%

These percentages are based on federal income tax law which requires a minimum death benefit, in relation to contract fund, for Your contract to qualify as life insurance.

For example, assume the insured person is 55 years old and the face amount is $100,000. The "corridor percentage" at that age is 150%. Under option 1, the death benefit will generally be $100,000. However, when the contract fund is greater than $66,666,67, the corridor percentage applies and the death benefit will be greater than $100,000 (since 150% of $66,666.67 equals $100,000). In this case, at age 55, We multiply the contract fund by a factor of 150%. So if the contract fund were $70,000, then the death benefit would be $105,000.

Under option 2, the death benefit is the face amount plus the contract fund. In this example, if a 55 year-old had a face amount of $100,000 and a contract fund of $200,000, then the death benefit would be $300,000. This figure results from either: (a) adding the face amount to the contract fund or (b) multiplying the contract fund by the corridor percentage. For all contract funds higher than this level, the corridor percentage would apply. Therefore, for every $1.00 added to the contract fund above $200,000, the death benefit would increase by $1.50 (at that age).

Payment Options
You may choose for contract benefits and other payments (such as the net cash surrender value or death benefit) to be paid immediately in one lump sum or in another form of payment. Payments under these options are not affected by the investment performance of any investment division. Instead, interest accrues pursuant to the option chosen. If You do not arrange for a specific form of payment before the insured person dies, then the beneficiary will have this choice. However, if You do make an arrangement with Us for how the money will be paid, then the beneficiary cannot change Your choice. Payment options will also be subject to Our rules at the time of selection.

Premium Limitations
Federal law limits the premiums that can be paid if this contract is to qualify as life insurance for tax purposes. We will not accept a premium that would cause this limit to be exceeded. If We accept such a premium in error, We will refund it as soon as the error is discovered.

If a contract change is executed that causes this contract to exceed the maximum premium limits allowed by federal law, We will refund the excess premium when the total premiums paid exceed the federal limits.

We will accept any premium needed to keep this contract in force.

                                    ABOUT US

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company. We were organized, in 1906, in South Dakota, as a mutual life insurance company at that time named "The Dakota Mutual Life Insurance Company". We were reincorporated as a stock life insurance company in 1909. Our name, Midland National Life Insurance Company, was adopted in 1925. We redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, and Puerto Rico.

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.


Our Separate Account A

The "Separate Account" is Our Separate Account A, established under the insurance laws of the State of Iowa. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940 but this registration does not involve any SEC supervision of its management or investment policies. The Separate Account meets the definition of a "Separate Account" under the federal securities laws. Income, gains and losses credited to, or charged against, the Separate Account reflects the investment experience of the Separate Account and not the investment experience of Midland National's other assets. The assets of the Separate Account may not be used to pay any of Our other liabilities. We are obligated to pay all amounts guaranteed under the contract.

The Separate Account has a number of investment divisions, each of which invests in the shares of a corresponding portfolio of the funds. You may allocate part or all of Your net premiums in up to ten of the thirty-seven investment divisions of Our Separate Account at any one time.


Our Reports To Contract Owners

We currently intend to send You reports shortly after the end of the third, sixth, ninth, and twelfth contract months of each contract year that show:

      o     the current death benefit for Your contract,

      o     Your contract fund,

      o     information about investment divisions,

      o     the cash surrender value of Your contract,

      o     the amount of Your outstanding contract loans,

      o     the amount of any interest that You owe on the loan, and

      o     information about the current loan interest rate.

The annual report will show any transactions involving Your contract fund that occurred during the contract year. Transactions include Your premium allocations, Our deductions, and Your transfer or withdrawals. The annual or other periodic statements provide confirmations of certain regular, periodic items (such as monthly deductions and premium payments by Civil Service Allotment or automatic checking account deductions). We may change these reporting practices. Confirmations will be sent to You for transfers of amounts between investment divisions and certain other contract transactions.


Our report also contains information that is required by the insurance supervisory official in the jurisdiction in which this insurance contract is delivered.

We will send You semi-annual reports with financial information on the funds.

Dividends
We do not pay any dividends on these contracts.

Distribution Of The Contracts

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Securities Company, LLC ("Sammons Securities Company") serves as principal underwriter for the policies. Sammons Securities Company is a Delaware limited liability company and is its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103. Sammons Securities Company is an indirect, wholly-owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas which in turn is the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Sammons Securities Company offers the policies through its registered representatives. Sammons Securities Company is a member of the Securities Investor Protection Corporation. Sammons Securities Company also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Registered representatives are appointed as Our insurance agents.

Sammons Securities Company received sales compensation with respect to these contracts and other variable life policies not included in this registration statement under the Midland National Life Separate Account A in the following amounts during the years indicated:

---------------------- ----------------------------------------------- -----------------------------------------------------

                       Aggregate Amount of Commissions Paid to         Aggregate Amount of  Commissions Retained by
Fiscal year            Sammons Securities Company *                    Sammons Securities Company*

---------------------- ----------------------------------------------- -----------------------------------------------------
2002                   $11,064,683                                     $38,957**
---------------------- ----------------------------------------------- -----------------------------------------------------
2003                   $11,414,872                                     $83,785
---------------------- ----------------------------------------------- -----------------------------------------------------

2004                   $11,280,611                                     $84,005

---------------------- ----------------------------------------------- -----------------------------------------------------

* Includes total sales compensation paid to registered persons of Sammons Securities Company and an underwriting fee of 1.25% of first-year commissions paid to Sammons Securities Company for all of Midland Nationals variable universal life insurance policies under Separate Account A.
**For period August 1, 2002 through December 31, 2002.

Sammons Securities Company passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the policies. However, under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

      o     sales representative training allowances,

      o     deferred compensation and insurance benefits,

      o     advertising expenses, and

      o     all other expenses of distributing the contracts.

We and/or Sammons Securities Company may pay certain selling firms additional amounts for

      o "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives;

      o     sales promotions relating to the policies;

      o costs associated with sales conferences and educational seminars for their sales representatives; and

      o     other sales expenses incurred by them.

We and/or the Distributor may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.
Pending regulatory approvals, We intend to distribute the contracts in all states, except New York, and in certain possessions and territories.


Regulation

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts. This contract has been filed with and, as necessary, approved by insurance officials in those states. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations.

We are also subject to various federal securities laws and regulations with respect to the Separate Account and the contracts.

Discount For Employees Of Sammons Enterprises, Inc.

Employees of Sammons Enterprises, Inc. may receive a discount of up to 25% of first year premiums. Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee's contract during the first year. All other contract provisions will apply.

Legal Matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided legal advice relating to certain matters under the federal securities laws.

Financial Matters

The financial statements of Midland National Life Separate Account A and Midland National Life Insurance Company, included in this SAI and the registration statement, have been audited by PricewaterhouseCoopers LLP, independent auditors, for the periods indicated in their report which appears in this SAI and in the registration statement. The address for PricewaterhouseCoopers LLP is Bank of America Plaza, 800 Market Street, St. Louis, MO 63101-2695. The financial statements have been included in reliance upon reports given upon the authority of the firm as experts in accounting and auditing.

Additional Information

We have filed a Registration Statement relating to the Separate Account and the variable life insurance contract described in this SAI with the SEC. The Registration Statement, which is required by the Securities Act of 1933, includes additional information that is not required in this SAI under the rules and regulations of the SEC. If You would like additional information, then You may obtain it from the SEC's main office in Washington, DC. You will have to pay a fee for the material.

                                   Performance

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. We base the performance information on the investment experience of the investment division and the funds. The information does not indicate or represent future performance.
Total return quotations reflect changes in funds' share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of the mortality and expense risk charge. The quotations will not reflect deductions from premiums (the sales charge, premium tax charge, and any per premium expense charge), the monthly deduction from the contract fund (the expense charge, the cost of insurance charge, and any charges for additional benefits), the surrender charge, or other transaction charges. These fees and charges would have reduced the performance shown. Therefore, these returns do not show how actual investment performance will affect contract benefits. A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Average annual total returns tend to smooth out variations in an investment division's returns and are not the same as actual year-by-year results.

Midland National may advertise performance figures for the investment divisions based on the performance of a portfolio before the Separate Account commenced operations.

Historical Annualized Returns


As of December 31, 2004

--------------------------------------------------------------------------------------------------------
      Investment Division             Date of            1-Year           5-Year           Life of
                                     Inception                                              Fund
--------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services          9/21/1999
Fund1 -                                                   7.69%            5.18%            6.93%

--------------------------------------------------------------------------------------------------------

AIM V.I.  Health Services            5/22/1997
Fund2                                                     6.59%            2.51%            8.23%

--------------------------------------------------------------------------------------------------------
Alger American Growth                1/9/1989

Portfolio                                                 4.53%           -7.27%           11.92%

--------------------------------------------------------------------------------------------------------
Alger American Leveraged             1/25/1995

AllCap Portfolio                                          7.20%           -10.29%          13.91%

--------------------------------------------------------------------------------------------------------
Alger American MidCap                5/3/1993

Growth Portfolio                                         12.02%            2.79%           14.19%

--------------------------------------------------------------------------------------------------------
Alger American Small                 9/21/1988

Capitalization Portfolio                                 15.51%           -9.72%            9.73%

--------------------------------------------------------------------------------------------------------
American Century VP                  5/1/1991

Balanced Fund                                             8.78%            1.24%            6.98%

--------------------------------------------------------------------------------------------------------
American Century VP Capital         11/20/1987

Appreciation Fund                                         6.60%           -5.22%            6.00%

--------------------------------------------------------------------------------------------------------
American Century VP Income          10/30/1997

& Growth Fund                                            11.97%           -1.61%            5.38%

--------------------------------------------------------------------------------------------------------
American Century VP                  5/1/1994

International Fund                                       13.88%           -8.52%            5.18%

--------------------------------------------------------------------------------------------------------
American Century VP Value            5/1/1996

Fund                                                     13.30%           10.41%           10.25%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager:          1/3/1995

Growth Portfolio                                          5.01%           -3.09%            7.41%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager           9/6/1989

Portfolio                                                 4.51%           -0.01%            7.77%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio      1/3/1995             4.51%            0.39%            6.24%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund              1/3/1995

Portfolio                                                14.43%            1.03%           13.07%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income           10/9/1986

Portfolio                                                10.52%            3.51%           10.12%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income        12/31/1996            2.43%           -7.65%           10.11%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                  1/3/1995

Opportunities Portfolio                                   4.83%           -1.72%            6.25%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio        10/9/1986            6.21%           -5.91%            6.42%

--------------------------------------------------------------------------------------------------------
Fidelity VIP High Income             9/19/1985

Portfolio                                                 8.59%           -1.17%            6.89%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500               8/27/1992

Portfolio                                                 9.61%           -3.41%            9.88%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade        12/5/1988

Bond Portfolio                                            3.50%            6.92%            6.61%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Mid Cap Portfolio      12/28/1998           23.79%           14.07%           19.63%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio      1/28/1987           12.60%           -4.59%            5.64%

--------------------------------------------------------------------------------------------------------

Lord Abbett Growth & Income         12/11/1989           11.63%            4.53%           11.51%

--------------------------------------------------------------------------------------------------------

Lord Abbett International            9/15/1999           19.62%           -5.96%           -0.99%

--------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value            9/15/1999           22.92%           17.05%           15.64%

--------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth              7/24/1995

Series                                                   11.93%           -13.04%           7.00%

--------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust              10/9/1995

Series                                                   10.34%           -2.94%            6.96%

--------------------------------------------------------------------------------------------------------
MFS VIT New Discovery                5/1/1998

Series                                                    5.54%           -2.85%            6.37%

--------------------------------------------------------------------------------------------------------

MFS VIT Research Series              7/26/1995           14.80%           -4.85%            6.82%

--------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield                 4/30/1998

Portfolio                                                 3.93%            6.51%            5.47%

--------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration               2/16/1999

Portfolio                                                 0.92%            4.26%            3.91%

--------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return                9/30/1999

Portfolio                                                 8.57%            5.22%            4.37%

--------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return              12/31/1997

Portfolio                                                 7.93%           10.78%           10.16%

--------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard               9/1/1989            22.86%           10.74%            5.35%
Assets Fund

--------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO VIF-Health Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed AIM V.I. Global Health Care Fund)


Historical Cumulative Returns


As of December 31, 2004


--------------------------------------------------------------------------------------------------------
     Investment Division            Date of            1-Year            5-Year           Life of
                                   Inception                                                Fund
--------------------------------------------------------------------------------------------------------

AIM V.I. - Financial               9/21/1999            7.69%            0.0518            6.93%
Services1

--------------------------------------------------------------------------------------------------------

AIM V.I. - Health Sciences         5/22/1997
Fund2                                                   6.59%            2.51%             8.23%

--------------------------------------------------------------------------------------------------------
Alger American Growth              1/9/1989

Portfolio                                               4.53%            -7.27%            11.92%

--------------------------------------------------------------------------------------------------------
Alger American Leveraged           1/25/1995

AllCap Portfolio                                        7.20%           -10.29%            13.91%

--------------------------------------------------------------------------------------------------------
Alger American MidCap              5/3/1993

Growth Portfolio                                       12.02%            2.79%             14.19%

--------------------------------------------------------------------------------------------------------
Alger American Small               9/21/1988

Capitalization Portfolio                               15.51%            -9.72%            9.73%

--------------------------------------------------------------------------------------------------------
American Century VP                5/1/1991

Balanced Fund                                           8.78%            1.24%             6.98%

--------------------------------------------------------------------------------------------------------
American Century VP               11/20/1987

Capital Appreciation Fund                               6.60%            -5.22%            6.00%

--------------------------------------------------------------------------------------------------------
American Century VP               10/30/1997

Income & Growth Fund                                   11.97%            -1.61%            5.38%

--------------------------------------------------------------------------------------------------------
American Century VP                5/1/1994

International Fund                                     13.88%            -8.52%            5.18%

--------------------------------------------------------------------------------------------------------
American Century VP Value          5/1/1996

Fund                                                   13.30%            10.41%            10.25%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager:        1/3/1995

Growth Portfolio                                        5.01%            -3.09%            7.41%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager         9/6/1989

Portfolio                                               4.51%            -0.01%            7.77%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced              1/3/1995

Portfolio                                               4.51%            0.39%             6.24%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund            1/3/1995

Portfolio                                              14.43%            1.03%             13.07%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income         10/9/1986

Portfolio                                              10.52%            3.51%             10.12%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Growth &             12/31/1996

Income                                                  4.83%            -1.72%            6.25%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                1/3/1995

Opportunities Portfolio                                 6.21%            -5.91%            6.42%

--------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio      10/9/1986            2.43%            -7.65%            10.11%

--------------------------------------------------------------------------------------------------------
Fidelity VIP High Income           9/19/1985

Portfolio                                               8.59%            -1.17%            6.89%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500             8/27/1992

Portfolio                                               9.61%            -3.41%            9.88%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Investment            12/5/1988

Grade Bond Portfolio                                    3.50%            6.92%             6.61%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap              12/28/1998

Portfolio                                              23.79%            0.1407            19.63%

--------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas              1/28/1987

Portfolio                                              12.60%            -4.59%            5.64%

--------------------------------------------------------------------------------------------------------
Lord Abbett Growth &              12/11/1989

Income                                                 11.63%            4.53%             11.51%

--------------------------------------------------------------------------------------------------------

Lord Abbett International          9/15/1999           19.62%           -0.0596            -0.99%

--------------------------------------------------------------------------------------------------------

Lord Abbett Mid-Cap Value          9/15/1999           22.92%            0.1705            15.64%

--------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth            7/24/1995

Series                                                 11.93%           -13.04%            7.00%

--------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust            10/9/1995

Series                                                 10.34%            -2.94%            6.96%

--------------------------------------------------------------------------------------------------------
MFS VIT New Discovery              5/1/1998

Series                                                  5.54%           -0.0285            6.37%

--------------------------------------------------------------------------------------------------------

MFS VIT Research Series            7/26/1995           14.80%            -4.85%            6.82%

--------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield               4/30/1998

Portfolio                                               3.93%            6.51%             5.47%

--------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration             2/16/1999

Portfolio                                               0.92%            4.26%             3.91%

--------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return              9/30/1999

Portfolio                                               8.57%            5.22%             4.37%

--------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return            12/31/1997

Portfolio                                               7.93%            10.78%            10.16%

--------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard             9/1/1989            22.86%            10.74%            5.35%
Assets Fund

--------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO VIF-Health Sciences Fund (Effective July 1, 2005, AIM V.I. Health Sciences Fund will be renamed AIM V.I. Global Health Care Fund)


                                  ILLUSTRATIONS


Midland National Life Insurance Company may provide individual hypothetical illustrations of contract fund, cash surrender value, and death benefits based on the funds' historical investment returns. These illustrations will reflect the deduction of expenses in the funds and the deduction of contract charges, including the mortality and expense risk charge, the deductions from premiums, the monthly deduction from the contract fund and the surrender charge. The hypothetical illustrations are designed to show the performance that could have resulted if contract had been in existence during the period illustrated and do not indicate what contract benefits will be in the future.

                              FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company included in this SAI should be distinguished from the financial statements of the Midland National Life Separate Account A and should be considered only as bearing upon the ability of Midland National Life Insurance Company to meet its obligations under the contracts. They should not be considered as bearing upon the investment performance of the assets held in the Separate Account.

      Midland National Life Insurance Company

      (an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)

      Financial Statements

      December 31, 2004, 2003 and 2002

Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Index
December 31, 2004, 2003 and 2002
--------------------------------------------------------------------------------


                                                                         Page(s)

Report of Independent Registered Public Accounting Firm........................1

Financial Statements

Balance Sheets   2

Statements of Income...........................................................3

Statements of Stockholder's Equity.............................................4

Statements of Cash Flows.....................................................5-6

Notes to Financial Statements...............................................7-31

             Report of Independent Registered Public Accounting Firm


      The Board of Directors and Stockholder of Midland National Life Insurance Company


      In our opinion, the accompanying balance sheets and the related statements of income, of stockholder's equity, and of cash flows present fairly, in all material respects, the financial position of Midland National Life Insurance Company (an indirect, wholly owned subsidiary of Sammons Enterprises, Inc.) (the "Company") at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      As discussed in Note 1 to the financial statements the Company changed its method of accounting in 2004 for certain contracts issued by adopting American Institute of Certified Public Accountants Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, and for modified coinsurance reinsurance by adopting Statement of Financial Accounting Standards No. 133 Implementation Issue No. B36, Embedded
      Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments.


       /s/
       ----------------------------------------
       PricewaterhousesCoopers LLP

       April 22, 2005


Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Balance Sheets
--------------------------------------------------------------------------------
December 31, 2004 and 2003
--------------------------------------------------------------------------------

(amounts in thousands, except share and per share amounts)                              2004                2003

Assets
Investments
    Fixed maturities                                                                    $14,171,511         $11,418,585
    Equity securities                                                                       298,907             320,049
    Mortgage loans                                                                          436,261             483,595
    Policy loans                                                                            272,315             269,441
    Short-term investments                                                                  135,610             209,268
    Other invested assets and derivatives                                                   261,924             302,964
                                                                                  ------------------  ------------------
              Total investments                                                          15,576,528          13,003,902
Cash                                                                                         27,495              33,268
Accrued investment income                                                                   151,742             143,187
Deferred policy acquisition costs                                                         1,019,716           1,013,898
Deferred sales inducements                                                                  275,863             219,470
Present value of future profits of acquired businesses                                       43,254              48,502
Income tax asset                                                                            104,752              68,444
Other receivables and other assets                                                           78,996              71,787
Reinsurance receivables                                                                   1,352,839           1,156,434
Assets held in trust - restricted                                                                 -              29,199
Separate accounts assets                                                                    602,723             488,815
                                                                                  ------------------  ------------------
              Total assets                                                              $19,233,908         $16,276,906
                                                                                  ------------------  ------------------
Liabilities and Stockholder's Equity
Liabilities
    Policyholder account balances                                                       $14,825,850         $12,294,754
    Policy benefit reserves                                                                 786,500             713,282
    Policy claims and benefits payable                                                      112,902              92,684
    Repurchase agreements and collateral on derivative instruments                        1,244,877           1,040,429
    Other liabilities                                                                       410,738             460,650
    Trust fund payable                                                                            -              29,199
    Separate account liabilities                                                            602,723             488,815
                                                                                  ------------------  ------------------
              Total liabilities                                                          17,983,590          15,119,813
                                                                                  ------------------  ------------------
Commitments and contingencies
Stockholder's equity
    Common stock, $1 par value, 2,549,439 shares authorized,
     2,548,878 shares outstanding                                                             2,549               2,549
    Additional paid-in capital                                                              268,707             268,707
    Accumulated other comprehensive income                                                   97,243              65,252
    Retained earnings                                                                       881,819             820,585
                                                                                  ------------------  ------------------
              Total stockholder's equity                                                  1,250,318           1,157,093
                                                                                  ------------------  ------------------
              Total liabilities and stockholder's equity                                $19,233,908         $16,276,906
                                                                                  ------------------  ------------------


   The accompanying notes are an integral part of these financial statements.


Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Statements of Income
--------------------------------------------------------------------------------
Years Ended December 31, 2004, 2003 and 2002
--------------------------------------------------------------------------------

(amounts in thousands)                                                 2004               2003               2002

Revenues
Premiums                                                                $ 109,095          $ 112,118          $  96,815
Interest sensitive life and investment product charges                    247,658            225,966            157,699
Net investment income                                                     827,653            595,149            324,374
Net realized investment (losses) gains                                     (3,914)             3,482             14,514
Net unrealized (losses) gains on derivative instruments                    (8,063)            17,024            (22,115)
Other income                                                                6,300              6,601              5,066
                                                                  ----------------   ----------------   ----------------
              Total revenue                                             1,178,729            960,340            576,353
                                                                  ----------------   ----------------   ----------------
Benefits and expenses
Benefits incurred                                                         223,052            187,400            145,414
Amortization of deferred sales inducements                                 21,076             15,748                804
Interest credited to policyholder account balances                        575,534            400,478            211,811
                                                                  ----------------   ----------------   ----------------
              Total benefits                                              819,662            603,626            358,029
                                                                  ----------------   ----------------   ----------------
Operating expenses (net of commissions and other
 expenses deferred)                                                        74,462             81,073             44,386
Amortization of deferred policy acquisition costs and
 present value of future profits of acquired businesses                   116,504            113,614             49,197
                                                                  ----------------   ----------------   ----------------
              Total benefits and expenses                               1,010,628            798,313            451,612
                                                                  ----------------   ----------------   ----------------
              Income before income taxes and cumulative
               effect of a change in accounting principle                 168,101            162,027            124,741
Income tax expense                                                         58,318             55,328             43,021
                                                                  ----------------   ----------------   ----------------
              Income before cumulative effect of a
               change in accounting principle                             109,783            106,699             81,720
Cumulative effect on prior years of change in
 accounting principle                                                      (7,549)                 -                  -
                                                                  ----------------   ----------------   ----------------
              Net income                                                $ 102,234          $ 106,699          $  81,720
                                                                  ----------------   ----------------   ----------------

Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Statements of Stockholder's Equity
--------------------------------------------------------------------------------
Years Ended December 31, 2004, 2003 and 2002


                                                                                            Accumulated
                                                               Additional                    Other                      Total
                                                     Common     Paid-in     Comprehensive  Comprehensive  Retained   Stockholder's
(amounts in thousands)                               Stock      Capital     Income (Loss)  Income (Loss)  Earnings     Equity

Balances at December 31, 2001                        $ 2,549    $  33,707                   $ (31,568)    $ 695,166   $  699,854
Comprehensive income
   Net income                                                                $  81,720                       81,720       81,720
   Other comprehensive income
     Net unrealized gain on available-for-sale investments
      and certain interest rate swaps (net of tax $38,318)                      71,164         71,164                     71,164
                                                                            -----------
           Total comprehensive income                                        $ 152,884
                                                                            -----------
Capital contribution                                               10,000                                                 10,000
Dividends paid on common stock                                                                              (27,000)     (27,000)
                                                    ---------  -----------                 -----------   ----------- ------------
Balances at December 31, 2002                          2,549       43,707                      39,596       749,886      835,738
Comprehensive income
   Net income                                                                $ 106,699                      106,699      106,699
   Other comprehensive income
     Minimum pension liability (net of tax $407)                                  (756)          (756)                      (756)
     Net unrealized gain on available-for-sale investments
      and certain interest rate swaps (net of tax $14,222)                      26,412         26,412                     26,412
                                                                            -----------
           Total comprehensive income                                        $ 132,355
                                                                            -----------
Capital contribution                                              225,000                                                225,000
Dividends paid on common stock                                                                              (36,000)     (36,000)
                                                    ---------  -----------                 -----------   ----------- ------------
Balances at December 31, 2003                          2,549      268,707                      65,252       820,585    1,157,093
Comprehensive income
   Net income                                                                $ 102,234                      102,234      102,234
   Other comprehensive income
     Minimum pension liability (net of tax $1,572)                              (2,920)        (2,920)                    (2,920)
     Net unrealized gain on available-for-sale investments
      and certain interest rate swaps (net of tax $18,798)                      34,911         34,911                     34,911
                                                                            -----------
           Total comprehensive income                                        $ 134,225
                                                                            -----------
Dividends paid on common stock                                                                              (41,000)     (41,000)
                                                    ---------  -----------                 -----------   ----------- ------------
Balances at December 31, 2004                        $ 2,549    $ 268,707                   $  97,243     $ 881,819  $ 1,250,318
                                                    ---------  -----------                 -----------   ----------- ------------


   The accompanying notes are an integral part of these financial statements.


Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Statements of Cash Flows
--------------------------------------------------------------------------------
Years Ended December 31, 2004, 2003 and 2002


(amounts in thousands)                                                       2004               2003               2002

Cash flows from operating activities
Net income                                                                 $ 102,234          $ 106,699          $  81,720
Adjustments to reconcile net income to net cash
 provided by (used in) operating activities
    Amortization of deferred policy acquisition costs,
     deferred sales inducements and
     present value of future profits of
     acquired businesses                                                     137,580            129,362             50,001
    Net amortization of premiums and discounts on
     investments                                                             102,659             40,694             46,795
    Policy acquisition costs deferred                                       (222,276)          (265,951)          (281,385)
    Sales inducements costs deferred                                         (99,767)          (127,882)           (87,837)
    Net realized investment losses (gains)                                     3,914             (3,482)           (14,514)
    Net unrealized losses (gains) on derivative
     instruments                                                               8,063            (17,024)            22,115
    Cumulative effect of accounting change                                     7,549                  -                  -
    Deferred income taxes                                                    (49,696)           (17,447)           (18,166)
    Net interest credited and product charges on
     universal life and investment policies                                  559,296            344,543            132,368
    Changes in other assets and liabilities
      Net receivables                                                        (17,263)          (100,577)           (22,345)
      Net payables                                                           (53,059)           (19,808)            (9,203)
      Policy benefits                                                       (102,707)           (17,240)             6,319
      Other                                                                   29,558            (10,966)               188
                                                                    -----------------  -----------------  -----------------
              Net cash provided by (used in) operating
               activities                                                    406,085             40,921            (93,944)
                                                                    -----------------  -----------------  -----------------
Cash flows from investing activities
Proceeds from investments sold, matured or repaid
    Fixed maturities                                                       5,590,085          6,407,146          5,274,090
    Equity securities                                                        222,225            306,724            118,338
    Mortgage loans                                                            41,368             65,711                  -
    Other invested assets and derivatives                                     59,716            157,831             38,282
Cost of investments acquired
    Fixed maturities                                                      (8,163,700)        (8,645,932)        (7,789,238)
    Equity securities                                                       (197,675)          (380,292)          (129,451)
    Other invested assets and derivatives                                   (176,351)          (114,483)          (122,988)
Purchase of CHC                                                                    -           (290,188)                 -
Net change in policy loans                                                    (2,874)            (2,222)               172
Net change in short-term investments                                          73,360            256,608            (88,630)
Net change in repurchase agreements and
 collateral on swap agreements                                               204,448            (32,593)           615,096
Net change in amounts due to brokers                                            (599)           (18,177)           (91,786)
                                                                    -----------------  -----------------  -----------------
              Net cash used in investing activities                       (2,349,997)        (2,289,867)        (2,176,115)
                                                                    -----------------  -----------------  -----------------


Cash flows from financing activities
Receipts from universal life and investment products                       2,849,016          2,839,656          2,761,615
Benefits paid on universal life and investment
 products                                                                   (869,877)          (756,241)          (461,264)
Cash paid on coinsurance agreement                                                 -            (13,817)                 -
Capital contributions received                                                     -            225,000             10,000
Dividends paid on common stock                                               (41,000)           (36,000)           (27,000)
                                                                    -----------------  -----------------  -----------------
              Net cash provided by financing activities                    1,938,139          2,258,598          2,283,351
                                                                    -----------------  -----------------  -----------------
              (Decrease) increase in cash                                     (5,773)             9,652             13,292
Cash
Beginning of year                                                             33,268             23,616             10,324
                                                                    -----------------  -----------------  -----------------
End of year                                                                $  27,495          $  33,268          $  23,616
                                                                    -----------------  -----------------  -----------------
Supplemental disclosures of cash flow information
Cash paid during the year for
    Interest                                                                 $     -            $     -            $    25
    Income taxes, paid to parent                                             107,788             92,221             42,908

Midland National Life Insurance Company
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Notes to Consolidated Financial Statements
December 31, 2004, 2003 and 2002
--------------------------------------------------------------------------------
1.      Summary of Significant Accounting Policies

        Organization
        Midland National Life Insurance Company ("Midland National") is a wholly owned subsidiary of Sammons Enterprises, Inc. ("SEI"). Effective January 8, 2003, Midland National acquired through a purchase agreement, 100% of the outstanding shares of CHC Holding Inc. ("CHC") (Note 10). Companies owned by CHC included the insurance entity, Clarica Life Insurance Company - U.S. ("Clarica Life") and three noninsurance entities that provide various services on behalf of Clarica Life. Together, these companies (collectively the "Company") operate predominantly in the individual life and annuity business of the life insurance industry and are licensed to operate in 49 states and the District of Columbia. The accompanying financial statements for 2003 include the consolidated accounts of the Company, including the results of operations and cash flows of CHC for the time period from January 8, 2003 (date of purchase) through December 31, 2003. All significant inter-company accounts and transactions were eliminated in consolidation. Effective April 2004, all of the assets and liabilities of CHC, Clarica Life and the three noninsurance entities were merged into Midland National and the respective shares of each company retired.

        The Company is affiliated through common ownership with North American Company for Life and Health Insurance ("North American") and North American Company for Life and Health Insurance of New York ("NANY").

        Use of Estimates
        In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and a decrease in the value of its investments. Policyholder persistency is also affected by changes in interest rates. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.

        Investments
        The Company is required to classify its fixed maturity investments (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company currently has no securities classified as held-to-maturity or trading.


        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at market value with the unrealized holding gains and losses included as other comprehensive income in stockholder's equity, net of related adjustments to deferred policy acquisition costs, deferred income taxes and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses). Cash flows from available-for-sale security transactions are included in investing activities in the statements of cash flows.

        For collateralized mortgage obligations ("CMO's") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.

        The majority of the mortgage loans were acquired as part of the CHC acquisition in 2003 and were recorded at fair value as of the purchase date. Mortgage loans are carried at the adjusted unpaid balances less allowance for losses.

        Short-term investments are carried at amortized cost, which approximates fair value. Policy loans are carried at unpaid principal balances.

        Other invested assets and derivatives are primarily comprised of interest rate swaps, options, joint ventures and limited partnerships. The interest rate swaps and options are reported at quoted market prices. Investments in joint ventures and limited partnerships are recorded under the equity method of accounting and reviewed for impairment on a periodic basis.

        Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments.

        The Company's accounting policy for impairment recognition requires other than temporary impairment charges to be recorded. Factors considered in evaluating whether a decline in value is other than temporary include the length of time and magnitude by which the fair value is less than cost; the financial condition, enterprise value and prospects of the investment combined with the intent and ability of the Company to hold the investment. Other considerations are also taken into account such as, but not limited to financial ratios and the overall assessment of the value of the enterprise. For fixed income securities, the Company also considers whether it will be able to collect the amounts due according to the contractual terms of the investment. The Company recorded $6,348, $19,229 and $16,429 during 2004, 2003 and 2002, respectively, of realized losses as a result of this analysis, in addition to those securities which were sold and impaired at the time of sale. These losses are included in net realized gains and losses.


        Recognition of Traditional Life Revenue and Policy Benefits
        Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums, which comprise the majority of premium revenues, are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.

        Liabilities for future policy benefits for traditional policies generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity, and withdrawals which were appropriate at the time the policies were issued or acquired. Interest rate assumptions range primarily from 6.25% to 11.25%.

        Recognition of Revenue and Policy Benefits for Interest Sensitive Life Insurance Products and Investment Contracts ("Interest Sensitive Policies")
        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances. Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments which support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and equity index amounts credited to the account balances.

        Policy reserves for universal life and other interest sensitive life insurance and investment contracts are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 2.00% to 7.50% during 2004, 2.0% to 6.65% during 2003 and 2.75% to 5.65% during 2002. For certain contracts, these crediting rates extend for periods in excess of one year.

        Accounting for Derivative Instruments
        SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS Nos. 137, 138 and 149, requires that all derivatives be carried on the balance sheet at fair value, with certain changes in fair value reflected in other comprehensive income (for those derivatives designated as "hedges") while other changes in derivative fair value are reflected in the statement of income. The Company uses derivatives to manage its policy obligation and investment risks.

        The Company has $3,324,987 of annuity policies inforce at December 31, 2004 (net of $902,079 ceded to an outside reinsurer) that have a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index ("call") options which compensate the Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company classifies these derivative investments as "Other Invested Assets" and amortizes the cost against investment income over the term of the option, which is typically one year. In accordance with SFAS No. 133 as amended, the Company adjusts the carrying value of the options from amortized cost to market with any change reflected as an unrealized gain (loss) in the statement of income. When the option matures, any value received by the Company is reflected as investment income ($215,244 in 2004 and $48,742 in 2003) offset by the amount credited to the policyholder ($201,752 in 2004 and $45,385 in 2003). The following relates to the options owned as of December 31:


                                   2004               2003               2002

Notional amount                $2,508,383         $1,875,505         $1,330,770
Amortized cost                     94,454             59,275             42,664
Estimated fair value              200,471            228,928             34,395


SFAS No. 133 requires that the fair value changes of the derivatives embedded in "Equity Indexed Products" be reflected in the statement of income. The following summarizes the impacts of these derivatives in the statement of income:

                                              Change
                                   ------------------------------
                                      During        January 1,      December 31,
                                                                   ----------------------------------------------
Gain (Loss) in Fair Value              2004            2004            2004            2003             2002

Change in investment values            $ (30,942)        $     -       $ 106,018       $ 136,960       $  (8,269)
Change in liability values                22,879          (4,347)       (125,955)       (144,487)        (16,282)
                                   --------------  --------------  --------------  --------------   -------------
Change in derivative/option
 values                                   (8,063)         (4,347)        (19,937)         (7,527)        (24,551)
Offset to deferred acquisition
 costs                                     4,299           2,854          11,913           4,760          14,615
Offset to deferred sales
 inducements                               1,625             809           2,885             451           2,571
Offset to federal income taxes               568             239           1,589             782           2,578
                                   --------------  --------------  --------------  --------------   -------------
Net impact                             $  (1,571)       $   (445)      $  (3,550)      $  (1,534)      $  (4,787)
                                   --------------  --------------  --------------  --------------   -------------


The changes in the above values during 2004 and 2003 are reflected in the statement of income in the respective components of income with the January 1, 2004, change reflected as a separate component in the statement of income. The cumulative effect of an accounting change is discussed in the Embedded Derivative paragraph of the New Accounting Standards section of this footnote.

The fair value of the investment in call options is based upon quoted market prices. The fair value of the embedded options related to the policyholder obligations (liability values) is based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using the current risk free rate consistent with the duration of the liability. This value is then compared to the carrying value of the liability to calculate any gain or loss which is reflected in the statement of income as an unrealized gain or loss on derivative instruments. To the extent that these changes in values impact the earnings pattern of the product and thus the amortization pattern of the deferred acquisition costs and deferred sales inducements, an adjustment to the amortization of deferred acquisition costs and deferred sales inducements is made.


The Company has a number of investments which pay interest on a variable rate tied to a major interest rate index. The Company has entered into interest rate swaps which effectively convert the variable cash flows to fixed over the life of the swaps. These swaps pay the Company fixed rates while the Company is obligated to pay variable rates. The swaps are part of the Company's overall risk and asset-liability management strategy to reduce the volatility of cash flows and provide a better match to the characteristics of the Company's liabilities. These swaps are accounted for as cash flow hedges.

                                                         2004                  2003                   2002

Notional amounts                                      $ 156,500             $ 266,500              $ 728,500
Fixed rates to receive (range)                         4.73% to 6.04%         4.73% to 6.04%     4.73% to 6.04%
Current variable rates to pay (range)                  2.16% to 2.66%         1.15% to 1.23%     1.40% to 1.96%


The Company also had a number of investments which pay a fixed rate of interest and are important components of its asset-liability management. During 2004, as interest rates decreased these investments generated unrealized gains. Rather than sell the investments to realize the gains, the Company entered into interest rate swaps which effectively hedged these unrealized gains. These swaps pay the Company variable rates while the Company is obligated to pay fixed rates. It is anticipated that changes in the fair values of the investments due to changes in interest rates will be offset by a corresponding opposite change in the fair values of the interest rate swaps. These swaps are accounted for as fair value hedges.


                                                            2004

Notional amounts                                          $ 141,796
Fixed rates to pay (range)                                 2.88% to 4.34%
Current variable rates to recieve (range)                  1.88% to 2.55%

These cash-flow and fair-value hedges are considered to be highly effective and are accounted for as effective hedges with the change in fair value reflected in other comprehensive income.


                                            Change                               December 31,
                                            During               ------------------------------------------------------
Gain (Loss) in Fair Value                    2004               2004               2003               2002

Change in swaps values                          $   394          $  11,099          $  10,705          $  77,493
Offset to deferred acquisition
 costs                                             (228)            (6,561)            (6,333)           (46,624)
Offset to deferred sales
 inducements                                        (41)            (1,201)            (1,160)            (7,621)
Offset to federal income taxes                      (44)            (1,168)            (1,124)            (8,137)
                                        ----------------   ----------------   ----------------   ----------------
              Net impact to other
               comprehensive
               income                           $    81           $  2,169           $  2,088          $  15,111
                                        ----------------   ----------------   ----------------   ----------------


The Company generally limits its selection of counterparts that are obligated under its derivative contracts to those within the "A" credit rating or above. Entering into such agreements from financial institutions with long-standing performance records minimizes the risk. The amounts of such exposure are essentially the net replacement cost or market value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the financial institution. Collateral posted at December 31, 2004 and 2003, applicable to all derivative investments was $94,038 and $105,110, respectively, and is reflected in the balance sheet in short-term investments. The obligation to repay the collateral is reflected in the balance sheet in repurchase agreements and collateral on derivative instruments.

Deferred Policy Acquisition Costs ("DPAC")
Policy acquisition costs that vary with, and are primarily related to the production of new business have been deferred to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, policy issuance, underwriting, and certain variable agency expenses.

Deferred costs related to traditional life insurance are amortized over the estimated premium payment period of the related policies in proportion to the ratio of annual premium revenues to total anticipated premium revenues.

Deferred costs related to interest sensitive policies are being amortized over the lives of the policies in relation to the present value of actual and estimated gross profits subject to regular evaluation and retroactive revision to reflect actual emerging experience.

Policy acquisition costs deferred and amortized for the years ended December 31 are as follows:

                                                                         2004               2003               2002

Deferred policy acquisition costs, beginning
 of year                                                              $1,013,898          $ 858,924          $ 772,787
Commissions deferred                                                     198,959            237,733            248,235
Underwriting and acquisition expenses deferred                            23,317             28,218             33,150
Effect of change in account - DIG B36                                      3,662                  -                  -
Change in offset to unrealized gains                                    (108,864)              (371)          (149,058)
Amortization - related to operations                                    (114,747)          (100,751)           (58,045)
Amortization - related to SFAS No. 133                                     3,491             (9,855)            11,855
                                                                 ----------------   ----------------   ----------------
Deferred policy acquisition costs, end of year                        $1,019,716         $1,013,898          $ 858,924
                                                                 ----------------   ----------------   ----------------


To the extent that unrealized gains and losses on available-for-sale securities would result in an adjustment to the amortization pattern of deferred policy acquisition costs or present value of future profits of acquired businesses had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through other comprehensive income as an offset to the unrealized gains or losses. Recoverability of deferred policy acquisition costs is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

Present Value of Future Profits of Acquired Businesses
The present value of future profits of acquired businesses ("PVFP") represents the portion of the purchase price of blocks of businesses which is allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. The composition of the PVFP for the years ended December 31 is summarized below:


                                        2004          2003           2002

Balance at beginning of year         $  48,502     $  12,214      $  15,221
Value of acquired business                   -        39,295              -
Amortization                            (5,248)       (3,007)        (3,007)
                                   ------------   -----------   ------------
Balance at end of year               $  43,254     $  48,502      $  12,214
                                   ------------   -----------   ------------


Retrospective adjustments of these amounts are made periodically upon the revision of estimates of current or future gross profits on universal life-type products to be realized from a group of policies. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

Based on current conditions and assumptions as to future events, the Company expects to amortize $3,882, $3,880, $3,768, $3,659 and $3,541 of the existing PVFP over the next five years.

Policy Claims and Benefits Payable
The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.

Federal Income Taxes
The Company is a member of SEI's consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the Company compute the provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.

Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

Assets Held in Separate Accounts
Variable Life and Annuity Products A portion of the separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The Company reports this portion of its separate account assets at market value; the underlying investment risks are assumed by the contractholders. The Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company records the fees earned for administrative and contractholder services performed for the separate accounts in other income.

Bank Owned Life Insurance Products
A portion of the separate accounts held by the Company relates to individual bank owned life insurance policies that are nonindexed with fixed guarantees. These amounts are subject to limited discretionary withdrawal at book value without a market value adjustment. The Company reports this portion of its separate account assets at book value; the underlying investment risks are assumed by the Company.

Comprehensive Income
The Company follows the reporting concept of "Comprehensive Income" which requires the reporting of comprehensive income in addition to net income from operations. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. Comprehensive income for the Company includes net income and other comprehensive income, which includes unrealized gains and losses on available-for-sale securities and the minimum pension liability. In addition, certain interest rate swaps are accounted for as cash-flow hedges with the change in the fair value of the swap reflected in other comprehensive income.

Repurchase Agreements and Collateral on Derivative Instruments Repurchase Agreements
As part of the Company's investment strategy, the Company may enter reverse repurchase agreements and dollar-roll transactions to increase the Company's investment return. The Company accounts for these transactions as collateral borrowings, where the amount borrowed is equal to the market value of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. As of December 31, 2004 and 2003, there were $1,150,839 and $935,319, respectively, of such agreements outstanding. The collateral for these agreements is held in the fixed maturities and short-term investments in the balance sheets.

New Accounting Standards

Nontraditional Long-Duration Contracts
The Company adopted the provisions of the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1 ("SOP 03-1"), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for the Separate Accounts, on January 1, 2004. Following is a discussion of the impact of implementing this accounting standard.

Contracts Containing Death or Other Benefit Features
The Company has issued certain universal life insurance policies that have amounts assessed against policyholder account values each period to provide for benefit features under the contracts. The assessments are structured in a manner resulting in profits in earlier years and subsequent losses from the insurance benefits. In accordance with SOP 03-1, the Company established an additional liability for benefits to be provided during the subsequent loss periods. The Company has calculated this additional liability using a prescribed benefit ratio that accrues a portion of the earlier year profits to offset subsequent year losses. As a result of implementing this accounting procedure, the Company has recognized a cumulative loss as of January 1, 2004, of $7,104, which amount is reported net of applicable taxes as a cumulative change in accounting principle in the Statement of Income. For the 12 months ended December 31, 2004, the benefit expense recognized in the Statement of Income applicable to the adoption of SOP 03-1 was $3,007.

Sales Inducements
SOP 03-1 also provides guidance on accounting and reporting for certain sales inducements, primarily premium bonuses and bonus interest on the Company's annuity products. There was no change in the Company's method of capitalizing sales inducements, however the capitalized costs are now reported separately in the Balance Sheet and the amortization of the capitalized sales inducements is now reported as a component of benefits in the Statement of Income. Prior to adoption of SOP 03-1, the capitalized sales inducements were included in deferred policy acquisition costs and the related amortization expense was included in the amortization of deferred policy acquisition costs. The adoption of SOP 03-1, as it applies to accounting and reporting for certain sales inducements, had no effect on net income or stockholder's equity. The 2003 and 2002 amounts have been reclassified to conform to the 2004 presentation.

                                                                    2004               2003               2002

Deferred sales inducements, beginning of year                    $ 219,470          $ 107,387          $  32,789
Sales inducements deferred                                          99,767            127,882             87,837
Change in offset to unrealized gains                               (22,298)               (50)           (12,435)
Amortization - related to operations                               (23,510)           (13,629)            (3,214)
Amortization - related to SFAS No. 133                               2,434             (2,120)             2,410
                                                           ----------------   ----------------   ----------------
Deferred sales inducements, end of year                          $ 275,863          $ 219,470          $ 107,387
                                                           ----------------   ----------------   ----------------

Embedded Derivatives
The FASB's Derivative Implementation Group issued SFAS No. 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments ("DIG B36") in April 2003. DIG B36 provides guidance for determining when certain reinsurance arrangements and debt instruments contain embedded derivatives requiring bifurcation due to the incorporation of credit risk exposures that are not clearly and closely related to the creditworthiness of the obligor. The provisions of DIG B36, which became effective for the Company on January 1, 2004, impact one large coinsurance with funds withheld agreement with an outside reinsurance company applicable to specified annuity policies issued by the Company. The embedded derivative contained in the funds withheld liability is similar to a total return swap since the Company cedes the total return on a designated investment portfolio to the outside reinsurer. The reinsurer assumes the interest credited to the policyholders on the policies covered by the treaty, which interest is relatively fixed. The Company has developed models based on the expected cash flows of the ceded annuity business to estimate the fair value of the policy liabilities. The value of the derivative embedded in the funds withheld coinsurance agreement is equal to the difference between the fair value of the assets in the portfolio designated under the coinsurance agreement and the fair value of the policy liabilities estimated from the cash flow models. At January 1, 2004, the reported value of the embedded derivative was ($445) net of taxes and related deferred acquisition costs and deferred sales inducements, which loss is reported as a cumulative effect of change in accounting principle in the accompanying statement of income. The net change in the reported value of the embedded derivative during 2004 was $85 and is reported as a net unrealized gain (loss) on derivative instruments in the statement of income.

2.      Fair Value of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Mortgage Loans
The majority of the mortgage loans were acquired as part of the CHC acquisition in 2003 and were restated to a market value at purchase date. The fair values are estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the initial valuation mortgage portfolio that was conducted by an independent broker/dealer upon acquisition of the loans in January 2003. At that time, each mortgage was modeled and assigned a spread corresponding to its risk profile for valuation purposes.

Cash, Short-Term Investments and Policy Loans
The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

Other Invested Assets and Derivatives
For joint ventures and limited partnerships, the carrying amounts which represent the Company's share of the entity's underlying equity reported in the balance sheets approximate their fair values. For the derivative instruments, including the interest rate swaps and options, the carrying value is equal to broker quoted market prices or fair value.

Investment Securities
Fair value for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. In some cases, such as private placements and certain mortgage-backed securities, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities are based on quoted market prices.

Investment-Type Insurance Contracts
Fair values for the Company's liabilities under investment-type insurance contracts are estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.

These fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including noninvestment-type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value to the Company.

The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                            December 31, 2004                        December 31, 2003
                                  --------------------------------------   --------------------------------------
                                      Carrying            Estimated            Carrying            Estimated
                                        Value            Fair Value              Value            Fair Value

Financial assets
    Fixed maturities,
     available-for-sale                 $14,171,511         $14,171,511          $11,418,585         $11,418,585
    Equity securities,
     available-for-sale                     298,907             298,907              320,049             320,049
    Mortgage loans                          436,261             444,451              483,595             482,347
    Policy loans                            272,315             272,315              269,441             269,441
    Short-term investments                  135,610             135,610              209,268             209,268
    Other invested assets
     and derivatives                        261,924             261,924              302,964             302,964
Financial liabilities
    Investment-type
     insurance contracts                  8,473,091           7,158,469            5,967,544           5,130,482


3.       Investments and Investment Income

Fixed Maturities and Equity Security Investments The amortized cost and estimated fair value of fixed maturities and equity securities classified as available-for-sale are as follows:

                                                                         December 31, 2004
                                              -------------------------------------------------------------------------
                                                                      Gross             Gross
                                                                    Unrealized        Unrealized         Estimated
                                                  Amortized          Holding           Holding             Fair
                                                    Cost              Gains             Losses             Value

Fixed maturities
    U.S. Treasury and other U.S.
     Government corporations
     and agencies                                   $ 3,140,205         $ 74,360          $  5,407         $ 3,209,158
    Corporate securities                              5,323,903          183,169            17,243           5,489,829
    Mortgage-backed securities                        5,109,949          150,467             5,705           5,254,711
    Other debt securities                               209,689            8,285               161             217,813
                                              ------------------  ---------------   ---------------  ------------------
              Total fixed maturities                 13,783,746          416,281            28,516          14,171,511
Equity securities                                       281,894           17,384               371             298,907
                                              ------------------  ---------------   ---------------  ------------------
              Total available-for-
               sale                                 $14,065,640        $ 433,665          $ 28,887         $14,470,418
                                              ------------------  ---------------   ---------------  ------------------



                                                                            December 31, 2003
                                              -------------------------------------------------------------------------
                                                                      Gross             Gross
                                                                    Unrealized        Unrealized         Estimated
                                                  Amortized          Holding           Holding             Fair
                                                    Cost              Gains             Losses             Value

Fixed maturities
    U.S. Treasury and other U.S.
     Government corporations
     and agencies                                   $ 2,404,529         $ 23,051          $ 30,886         $ 2,396,694
    Corporate securities                              5,051,101          170,338            30,028           5,191,411
    Mortgage-backed securities                        3,648,309           82,784            17,253           3,713,840
    Other debt securities                               110,527            6,284               171             116,640
                                              ------------------  ---------------   ---------------  ------------------
              Total fixed maturities                 11,214,466          282,457            78,338          11,418,585
Equity securities                                       303,867           17,385             1,203             320,049
                                              ------------------  ---------------   ---------------  ------------------
              Total available-for-
               sale                                 $11,518,333        $ 299,842          $ 79,541         $11,738,634
                                              ------------------  ---------------   ---------------  ------------------

The corporate securities category in the table above includes a group of foreign securities with a total amortized cost of $19,571 and $19,487 and a fair value of $21,575 and $21,075 at December 31, 2004 and 2003, respectively. These securities have variable interest rates that currently average 2.37% and maturity dates of 2049.

The following table shows the Company's gross unrealized losses and fair value on its available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as follows:

                                                                     December 31, 2004
                                -------------------------------------------------------------------------------------
                                    Less than 12 months           12 months or more                 Total
                                ----------------------------  --------------------------  ---------------------------
                                                  Unrealized                  Unrealized                  Unrealized
                                 Fair Value        Losses     Fair Value       Losses      Fair Value       Losses

Fixed maturities
   US Treasury and other
    U.S. Government
    corporations and
    agencies                        $ 224,242       $ 2,736      $218,971       $ 2,671       $ 443,213      $ 5,407
   Corporate securities               755,640         6,547       309,073        10,696       1,064,713       17,243
   Mortgage-backed
    securities                        447,370         3,560       177,818         2,145         625,188        5,705
   Other debt securities               17,123            69         4,848            92          21,971          161
                                --------------   -----------  ------------   -----------  --------------  -----------
           Total fixed
            maturities              1,444,375        12,912       710,710        15,604       2,155,085       28,516
Equity securities                      49,835           302        11,427            69          61,262          371
                                --------------   -----------  ------------   -----------  --------------  -----------
           Total available-
            for-sale               $1,494,210       $13,214      $722,137       $15,673      $2,216,347      $28,887
                                --------------   -----------  ------------   -----------  --------------  -----------




                                                                   December 31, 2003
                                -------------------------------------------------------------------------------------
                                    Less than 12 months           12 months or more                 Total
                                ----------------------------  --------------------------  ---------------------------
                                                  Unrealized                  Unrealized                  Unrealized
                                 Fair Value        Losses     Fair Value       Losses      Fair Value       Losses

Fixed maturities
   US Treasury and other
    U.S. Government
    corporations and
    agencies                       $1,160,846       $28,898      $ 93,167       $ 1,988      $1,254,013      $30,886
   Corporate securities               186,633         9,384       233,752        20,644         420,385       30,028
   Mortgage-backed
    securities                      1,152,469        17,128        14,875           125       1,167,344       17,253
   Other debt securities               27,009           171             -             -          27,009          171
                                --------------   -----------  ------------   -----------  --------------  -----------
           Total fixed
            maturities              2,526,957        55,581       341,794        22,757       2,868,751       78,338
Equity securities                      98,825         1,141         3,999            62         102,824        1,203
                                --------------   -----------  ------------   -----------  --------------  -----------
           Total available-
            for-sale               $2,625,782       $56,722      $345,793       $22,819      $2,971,575      $79,541
                                --------------   -----------  ------------   -----------  --------------  -----------


The unrealized appreciation (depreciation) on the available-for-sale securities and interest rate swaps in 2004 and 2003 is reduced by DPAC, deferred sales inducements and deferred income taxes and is reflected as a component of accumulated other comprehensive income in the statements of stockholder's equity:

                                                                                   2004               2003

Net unrealized appreciation - AFS securities                                        $ 404,778          $ 220,300
Net unrealized appreciation - interest rate swaps                                      11,099             10,705
DPAC                                                                                 (227,398)          (118,534)
Deferred sales inducements                                                            (33,219)           (10,921)
Deferred income taxes                                                                 (54,341)           (35,542)
                                                                              ----------------   ----------------
                                                                                      100,919             66,008
Minimum pension liability (net of tax $1,979)                                          (3,676)              (756)
                                                                              ----------------   ----------------
              Accumulated other comprehensive gain                                  $  97,243          $  65,252
                                                                              ----------------   ----------------

The other comprehensive income (loss) is comprised of the change in unrealized gains (losses) on available-for-sale fixed maturities, equity security investments and other invested assets (interest rate swaps) arising during the period less the realized (gains) losses included in income, deferred policy acquisition costs, deferred sales inducements, deferred income taxes and minimum pension liability as follows:

                                                                         2004               2003               2002

Unrealized holding gains (losses) arising in the
 current period
     Fixed maturities                                                 $ 157,153          $  30,731          $ 209,522
     Equity securities                                                    3,409             12,538             (1,039)
     Other invested assets - interest rate swaps                            394            (66,788)            77,004
     Less:  Reclassification adjustment for
      losses (gains) released into income                                23,915             64,574            (14,512)
     Less:  DPAC impact                                                (108,864)              (371)          (149,058)
     Less:  Deferred sales inducements impact                           (22,298)               (50)           (12,435)
     Less:  Deferred income tax impact                                  (18,798)           (14,222)           (38,318)
                                                                ----------------   ----------------   ----------------
                                                                         34,911             26,412             71,164
     Less:  Minimum pension liability impact                             (2,920)              (756)                 -
                                                                ----------------   ----------------   ----------------
                 Net other comprehensive income                       $  31,991          $  25,656          $  71,164
                                                                ----------------   ----------------   ----------------

The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2004, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                               Amortized           Estimated
                                                                                 Cost             Fair Value

Due in one year or less                                                           $  129,642          $  131,448
Due after one year through five years                                              1,096,425           1,118,793
Due after five years through ten years                                             1,877,466           1,957,231
Due after ten years                                                                5,570,264           5,709,327
Securities not due at a single maturity date (primarily
 mortgage-backed securities)                                                       5,109,949           5,254,712
                                                                           ------------------  ------------------
              Total fixed maturities                                             $13,783,746         $14,171,511
                                                                           ------------------  ------------------

Midland National became a member of the Federal Home Loan Bank of Des Moines ("FHLB") in 2002. In order to become a member Midland National was required to purchase FHLB equity securities that total $10,000 as of December 31, 2004. The securities are included in equity securities at cost in the Company's balance sheet. Resale of these securities is restricted only to FHLB. As a member of FHLB the Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount the Company can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. The Company has not utilized this facility since its inception.

        Investment Income and Investment Gains (Losses)
        The major categories of investment income are summarized as follows:

                                                                2004               2003               2002

Gross investment income
    Fixed maturities                                             $ 668,442          $ 557,185          $ 323,558
    Equity securities                                               19,064             27,506             19,387
    Mortgage loans                                                  31,102             37,961              3,608
    Policy loans                                                    19,852             20,100             16,781
    Short-term investments                                           5,483              4,972              8,305
    Other invested assets                                           17,624             22,115             25,227
                                                           ----------------   ----------------   ----------------
              Total gross investment income                        761,567            669,839            396,866
Value received on option maturities                                215,244             48,742              4,385
Less:  Amortization of investment options                          108,179             77,357             56,491
Less:  Investment expenses                                          40,979             46,075             20,386
                                                           ----------------   ----------------   ----------------
              Net investment income                              $ 827,653          $ 595,149          $ 324,374
                                                           ----------------   ----------------   ----------------

Included in gross investment income from equity securities in 2004 and 2003 is $867 and $4,686, respectively, of income related to a common stock trading program the Company initiated in 2003. Under this program, the Company purchases a common equity security and simultaneously writes a covered call option on the security. The Company receives any common equity dividend and subsequently disposes of the common equity by terminating or expiring the written call option and selling the equity security or the covered call option on the equity security is exercised. In addition, the Company purchased S&P 500 and other equity specific put options to hedge against a significant drop in the equity securities market. There were no outstanding equity or option positions related to this trading program at December 31, 2004 or 2003. For the year ended December 31, gross investment income from these activities consisted of the following:

                                                             2004         2003

Dividends                                                 $  2,278    $  15,188
Covered call option premiums                                29,142        7,394
Loss on disposal of equity securities                      (35,983)     (17,271)
Put option income (expense)                                  5,430         (625)
                                                          ---------   ----------
              Net impact on gross investment income        $   867     $  4,686
                                                          ---------   ----------

The major categories of realized investment gains (losses) reflected in the income statement are summarized as follows:

                                                                    2004               2003               2002
                                                                  Realized           Realized           Realized

Fixed maturities                                                 $ (26,492)         $ (69,515)         $  26,331
Equity securities                                                    2,577              4,941            (11,819)
Mortgage loans                                                        (835)             2,164                  -
Gain on termination of interest rate swaps                           4,537             65,901                  -
Other                                                               16,299                 (9)                 2
                                                           ----------------   ----------------   ----------------
              Net investment (losses) gains                      $  (3,914)          $  3,482          $  14,514
                                                           ----------------   ----------------   ----------------

During 2004, the Company received liquidation proceeds from a limited partnership resulting in a realized gain of $14,975. The primary partnership asset was a commercial office complex. The realized gain from this partnership distribution is included in the other category in the above footnote.

During 2004 and 2003 the Company terminated interest rate swaps in situations where the underlying hedged assets were either called or sold. These swaps were previously accounted for as effective hedges and the proceeds from termination are reflected as realized gains or losses. In 2004 and 2003, the Company terminated interest rate swaps with notional amounts of $130,535 and $462,000 and realized net gains on the terminations of $4,537 and $42,293, respectively. In some of the 2003 termination agreements, the Company elected to continue the interest rate swap for a period of 18 months. The remaining 18-month interest rate swaps did not qualify for hedge accounting and the Company realized a gain equal to the fair value of the remaining interest rate swap on the date of termination. These swaps were adjusted to fair market value as of December 31, 2003, with any change in fair value reflected as a realized gain or loss. During 2003, the Company received net proceeds of $23,608 related to the termination of interest rate swaps with remaining 18-month periods.

In 2002, the Company sold most of its investments in Worldcom Inc. bonds and recorded a pre-tax realized loss of approximately $18,000. Offsetting gains were taken on other securities during 2002 which were recorded in net realized investment gains.

As a result of the Company's review of other than temporary impairments of investment securities, write-downs of United Airlines fixed income securities of $1,845, $4,658 and $11,654 have been recognized for the years ended December 31, 2004, 2003 and 2002, respectively. During 2003, the Company recognized an other than temporary impairment write-down of $11,087 applicable to fixed income securities of Southern Energy Corp.

Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (excluding maturities, calls and prepayments) during 2004, 2003 and 2002 were as follows:

                                       2004                           2003                           2002
                           -----------------------------  ----------------------------   ----------------------------
                              Fixed          Equity           Fixed         Equity          Fixed          Equity
                            Maturities     Securities      Maturities     Securities      Maturities     Securities

Proceeds from sales          $4,320,894      $1,256,949      $5,509,559     $ 281,599      $5,079,475       $ 69,273
Gross realized gains             19,764          12,856          52,919         6,214          88,727          2,892
Gross realized losses           (44,761)        (49,127)        (92,818)       (2,719)        (51,632)       (17,565)

Credit Risk Concentration
The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government Agency or Authority, the Company had no investment in one entity which exceeded 10% of stockholder's equity at December 31, 2004, except for the following investment with the following carrying value:

              SASCO Series 2004          $ 266,589

Other
At December 31, 2004 and 2003, securities amounting to $4,432 and
$4,845, respectively, were on deposit with regulatory authorities as required by law.

Mortgage Loans
Approximately 31% of the Company's mortgage loan portfolio is located in the Northeast geographic region. No other region accounts for over 22% of the mortgage portfolio. The composition of the mortgage loan portfolio by property characteristic category as of December 31, 2004, was as follows: Office 41%, Retail 11%, Industrial 25%, Apartment 5%, and Other 18%. At December 31, 2004, no investments in mortgage loans were considered by management to be impaired.

There were no new mortgage loans during in 2004. The maximum percentage of any one loan to the value of the underlying security at the time of the loan was 80%. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

The total recorded investment in restructured loans at December 31, 2004, is $562. Interest income on nonperforming loans is generally recognized on a cash basis.

4.        Income Taxes

The significant components of the provision for income taxes are as follows:

                                            2004         2003         2002

Current                                  $ 108,015    $  72,775    $  61,187
Deferred                                   (49,697)     (17,447)     (18,166)
                                         ----------   ----------   ----------
              Total income tax expense   $  58,318    $  55,328    $  43,021
                                         ----------   ----------   ----------



Income tax expense differs from the amounts computed by applying the U.S. Federal income tax rate of 35% to income before income taxes as follows:

                                             2004         2003         2002

At statutory federal income tax rate     $  58,836    $  56,709    $  43,660
Dividends received deductions                 (575)        (462)        (405)
Other, net                                      57         (919)        (234)
                                         ----------   ----------   ----------
              Total income tax expense   $  58,318    $  55,328    $  43,021
                                         ----------   ----------   ----------

The federal income tax asset as of December 31 is comprised of the following:

                                                 2004               2003

Net deferred income tax asset                     $ 110,637          $  74,102
Income taxes currently payable                       (5,885)            (5,658)
                                            ----------------   ----------------
              Federal income tax asset            $ 104,752          $  68,444
                                            ----------------   ----------------

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31 are as follows:

                                                            2004         2003

Deferred income tax assets
    Policy liabilities and reserves                      $ 607,013    $ 505,038
    Other, net                                              28,762       31,599
                                                         ----------   ----------
              Total deferred income tax assets             635,775      536,637
                                                         ----------   ----------
Deferred income tax liabilities
    Investments                                           (155,421)    (124,855)
    Present value of future profits of acquired business   (15,138)      (3,222)
    Deferred policy acquisition costs                     (354,579)    (334,458)
                                                         ----------   ----------
              Total deferred income tax liabilities       (525,138)    (462,535)
                                                         ----------   ----------
              Net deferred income tax asset              $ 110,637    $  74,102
                                                         ----------   ----------

Prior to 1984, certain special deductions were allowed life insurance companies for federal income tax purposes. These special deductions were accumulated in a memorandum tax account designated as "Policyholders' Surplus." Such amounts will usually become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or certain cash distributions are deemed to be paid out of this account. A provision in the "American Jobs Creation Act of 2004" will treat distributions during 2005 and 2006 as being made from the policyholders' surplus account and no tax will be imposed on those distributions. The Company expects total distributions during this period to be in excess of the existing policyholder surplus account balance. Accordingly, no provision for income tax has been made on the approximately $79 million balance in the policyholders' surplus account at December 31, 2004.

5.        Reinsurance

The Company is involved in both the cession and assumption of life and annuity reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:

                             2004                              2003                              2002
                 --------------------------------  --------------------------------  -------------------------------
                       Ceded           Assumed          Ceded            Assumed          Ceded           Assumed

Premiums            $ 812,718         $ 3,115        $ 595,599          $ 8,774        $ 623,319         $ 7,519
Claims                111,320           2,699           99,713            5,306           27,757           7,282


The Company generally reinsures the excess of each individual risk over $500 on ordinary life policies in order to spread its risk of loss. Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for certain of the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreement. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally only reinsures with companies rated "A" or better by A.M. Best. The Company has two large reinsurance arrangements at December 31, 2004, which are described below.

Midland National is party to a funds withheld coinsurance agreement with an outside reinsurer. This is an indemnity agreement that covers 50% of all policies issued since 2002 of particular annuity plans. In this agreement Midland National agrees to withhold, on behalf of the assuming company, assets equal to the Statutory reserve associated with these policies. The Company has netted the funds withheld liability of $1,500,560 and $896,173 against the reserve credits of $1,838,275 and $1,093,253 in the reinsurance receivable line in the December 31, 2004 and 2003 balance sheets, respectively. This agreement increased (decreased) the following financial statement lines as follows:

                                                           2004         2003

Assets
    Other invested assets                               $  14,172     $  4,842
    Deferred policy acquisition costs                    (320,454)    (192,354)
    Reinsurance receivables                               337,715      197,079
Liabilities
    Other liabilities                                       2,250        1,022
Revenues
    Interest sensitive life and investment
       product charges                                     (2,564)      (1,486)
    Net investment income                                 (77,389)     (38,627)
Benefits and expenses
    Interest credited to policyholder
       account balances                                   (57,275)     (27,115)
    Operating expenses                                       (898)          75
    Amortization of deferred policy acquisition costs     (17,874)     (10,704)

Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported gross of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Effective January, 2003, Clarica Life entered into a coinsurance agreement with an outside reinsurer that covered 30% of the majority of the inforce life and annuity policies. Policies issued in 2003 were not covered under this agreement. In this agreement $734,671 of policy obligations were transferred to the reinsurer. The transfer of the policy obligations was funded by the transfer of $564,570 of fixed maturity securities, $153,219 of mortgage loans and $15,417 of cash. The GAAP ceding fee of $1,465 was recorded into a deferred liability account which will be amortized over the life of the agreement.

6.        Statutory Financial Data and Dividend Restrictions

Midland National is domesticated in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

Generally, the net assets of an Iowa domiciled insurance company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by Midland National during any 12-month period, without prior approval of the insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The Company paid statutory stockholder dividends of $41,000, $36,000 and $27,000 in 2004, 2003 and 2002, respectively. Dividends payable in 2005 up to approximately $181,000 will not require prior approval of regulatory authorities.

The statutory net income of the Company for the years ended December 31, 2004, 2003 and 2002, is approximately $181,000, $95,000 and $68,000, respectively, and capital and surplus at December 31, 2004, 2003 and 2002, is approximately $811,000, $722,000 and $509,000, respectively, in accordance with statutory accounting principles. Audits of the 2004 statutory amounts will be completed in May 2005.

7.        Employee Benefits

Midland National participates in qualified pensions and other postretirement benefit plans sponsored by SEI. The Company also provides certain postretirement health care and life insurance benefits for eligible active and retired employees through a defined benefit plan. The following table summarizes the benefit obligations, the fair value of plan assets and the funded status as of December 31, 2004 and 2003. The amounts reflect an allocation of the Company's portion of the SEI plan:


                                                             Pension Benefits                 Other Benefits
                                                       ------------------------------  ------------------------------
                                                             2004            2003            2004            2003

Benefit obligation at December 31                           $ 29,063        $ 32,195         $ 9,976         $ 7,902
Fair value of plan assets at December 31                      23,069          23,396               -               -
                                                       --------------  --------------  --------------  --------------
Funded status at December 31                                $ (5,994)       $ (8,799)       $ (9,976)       $ (7,902)
                                                       --------------  --------------  --------------  --------------
Accrued benefit liability recognized
 in financial statements                                     $ 5,994         $ 4,096         $ 7,243         $ 7,266
                                                       --------------  --------------  --------------  --------------


The Company's postretirement benefit plan is not funded; therefore, it has no plan assets.

The amounts of contributions made to and benefits paid from the plan are as follows:




                              Pension Benefits          Other Benefits
                          ------------------------  -----------------------
                            2004            2003     2004            2003

Employer contributions    $ 4,544         $ 2,366   $  373           $   -
Employee contributions          -               -       55             331
Benefit payments              300             672      429             494




The following table provides the net periodic benefit cost for the years ended 2004, 2003 and 2002:




                                   Pension Benefits                                 Other Benefits
                   ----------------------------------------------  ----------------------------------------------
                       2004            2003            2002            2004            2003             2002

Net periodic
 benefit costs          $ 3,031          $ 2,438         $ 1,394         $ 1,205          $  746          $  197


The assumptions used in the measurement of the Company's benefit obligations are shown in the following table:

                                                        Pension Benefits                  Other Benefits
                                                  ------------------------------   ------------------------------
                                                      2004            2003             2004             2003

Weighted-average assumptions as of
 December 31
    Discount rate                                    5.75%            6.25%         5.75 to 6.25%      6.25%
    Expected return on plan assets                   8.25%         6.25 to 8.75%        N/A             N/A
    Rate of compensation increase                    5.50%         4.05 to 4.25%        N/A             N/A


For measurement purposes, a 9% to 10% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2004. The rate was assumed to decrease gradually each year to a rate of 4.5% to 5.0% for 2011 and remain at that level thereafter.

Midland National also participates in a noncontributory Employee Stock Ownership Plan ("ESOP") which is qualified as a stock bonus plan. All employees are eligible to participate in this plan upon satisfying eligibility requirements. The ESOP is sponsored by SEI. Each year the Company makes a contribution to the ESOP as determined by the Board of SEI. The contributions to the ESOP for 2004, 2003 and 2002 were $2,576, $4,050 and $5,388, respectively. The expense for 2004, 2003 and 2002 was $3,120, $4,441 and $3,660, respectively. All contributions to the ESOP are held in trust.

8.        Commitments and Contingencies

Lease Commitments
The Company leases certain equipment and office space. Rental expense on operating leases amounted to $4,035, $4,742 and $2,005 for the years ended December 31, 2004, 2003 and 2002, respectively. The minimum future rentals on operating leases at December 31, 2004, are $1,683 in 2005; $1,624 in 2006; $1,554 in 2007; $1,414 in 2008; $1,414 in 2009 and $2,888 thereafter.

Other Contingencies
The Company is a defendant in various lawsuits related to the normal conduct of its insurance business. In the opinion of management, the ultimate resolution of such litigation will not materially impact the Company's financial position or results of operations.

9.        Other Related Party Transactions

The Company pays fees to SEI under management contracts. The Company was charged $9,336, $6,781 and $4,725 in 2004, 2003 and 2002, respectively, related to these contracts.

The Company pays investment management fees to an affiliate, The Guggenheim Group, L.L.C. ("Guggenheim"). The Company was charged $17,495, $13,612 and $7,147 in 2004, 2003 and 2002, respectively. The fee is calculated based on the average fair value of invested assets under management times a contractual rate.

Midland National provides certain insurance and noninsurance services to North American and NANY for which it was reimbursed $9,516, $9,032 and $13,233 in 2004, 2003 and 2002, respectively, for the costs incurred to render such services.

The Company received a capital contributions from SEI of $225,000 in 2003. These funds were applied as part of the funds to purchase CHC in 2003 (Note 10).

The Company pays sales commissions to Sammons Securities, Inc., a broker-dealer company, associated with the variable life and annuity premiums placed with the Company's separate account funds. The Company was charged approximately $481, 410 and $267 in 2004, 2003 and 2002, respectively.

10.        Acquisition of CHC Holding

Effective January 8, 2003, Midland National acquired 100% of the shares of CHC Holding Inc. ("CHC"), which is the holding corporation for Clarica Life Insurance Company - U.S. ("Clarica Life"). The primary source of funds used to acquire the CHC shares was capital contributions received from SEI of $225,000 and $10,000 received in 2003 and 2002, respectively. The purchase price for these shares was $290,188 of which $282,936 represented the initial cost of the shares plus $7,252 of other costs. The allocation of the purchase price to the assets and liabilities of this company was as follows:


Assets
    Fixed maturities securities                            $2,561,725
    Mortgage loans                                            669,184
    Policy loans                                               58,185
    Short-term investments                                     87,954
    Other invested assets and derivatives                      10,566
    Income tax asset                                           55,702
    Present value of future profits                            39,293
    Cash and other receivables                                 38,339
                                                         -------------
              Total assets                                  3,520,948
                                                         -------------
Liabilities
    Policyholder account balances and reserves              2,984,127
    Other liabilities                                         246,635
                                                         -------------
              Total liabilities                             3,230,762
                                                         -------------
Purchase price                                              $ 290,186
                                                         -------------


The results of CHC are included in the Company's financial statements since January 8, 2003, the effective date of the purchase. The acquired assets and liabilities were recorded at fair values and, as a result, there was no excess purchase price allocated to goodwill.

In 1994, Clarica Life issued subordinated bonds denominated in British pounds. The bonds matured on January 12, 2004, and paid interest at 7.25%. Interest payments and the repayment of principal at maturity date was fully guaranteed by Sun Life (previously known as Clarica Canada).

Prior to, and as a condition of, the acquisition of CHC by Midland, certain assets were put into trust to defease the outstanding debt. In addition, Sun Life indemnified Midland National against any liability related to these bonds or any shortfall in the trust and also retained the residual interest in any excess trust assets after the debt has been retired. The bonds were retired by the trust assets in 2004. As of December 31, 2003, $29,199 of assets existed in the trust available to repay the obligation.

      Midland National Life Insurance Company
      Separate Account A Financial Statements
      December 31, 2004 and 2003

Midland National Life Insurance Company
Separate Account A
Index
--------------------------------------------------------------------------------


                                                                         Page(s)

Report of Independent Registered Public Accounting Firm........................1

Financial Statements

Statements of Assets and Liabilities, Operations and
      Changes in Net Assets.................................................2-40

Notes to Financial Statements..............................................41-55

             Report of Independent Registered Public Accounting Firm


   The Board of Directors and Stockholder
   Midland National Life Insurance Company and
   Policyholders of Separate Account A


   In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Midland National Life Insurance Company Separate Account A (consisting of the portfolios of the Fidelity Variable Insurance Products Fund I, the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund III, the American Century Variable Portfolios, Inc., the Massachusetts Financial Services Variable Insurance Trust, the Lord Abbett Series Fund, Inc., the Alger American Fund, the AIM Variable Insurance Funds, the LEVCO Series Trust, the Van Eck Worldwide Insurance Trust and the PIMCO Variable Insurance Trust) at December 31, 2004, and the results of each of the portfolios' operations and changes in each of the portfolios' net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Midland National Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmations of securities owned at December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.



   /s/
   ----------------------------------------
    PricewaterhousesCoopers LLP

   April 22, 2005

Midland National Life Insurance Company
Separate Account A
Accumulated Total for All Portfolios
------------------------------------------------------------------------------------------------------------------------

     Statement of Assets and Liabilities                                  Statement of Operations
              December 31, 2004                                         Year Ended December 31, 2004

ASSETS                                                            INVESTMENT INCOME
    Investment in Portfolios, at net asset                          Dividend income                             $   3,008,842
     value (cost $307,020,044)                  $ 361,492,484       Capital gains distributions                       634,367
                                                                                                             -----------------

LIABILITIES                                                 -                                                       3,643,209
                                              ----------------

NET ASSETS                                      $ 361,492,484       Expenses
                                              ----------------
                                                                      Administrative expense                          110,662
Number of units outstanding                        24,614,567         Mortality and expense risk                    2,783,702
                                              ----------------                                               -----------------

                                                                        Net investment income                         748,845

                                                                  REALIZED AND UNREALIZED GAINS
                                                                   (LOSSES) ON INVESTMENTS
                                                                    Net realized gains on investments               1,836,630
                                                                    Net unrealized appreciation on
                                                                     investments                                   27,991,011
                                                                                                             -----------------

                                                                  Net increase in net assets resulting from
                                                                   operations                                   $  30,576,486
                                                                                                             -----------------

------------------------------------------------------------------------------------------------------------------------------

     Statement of Changes in Net Assets
           Years Ended December 31, 2004 and 2003

                                                                                                2004               2003

Net assets at beginning of year                                                              $ 288,945,046      $ 195,388,047

Net increase in net assets resulting from operations                                            30,576,486         56,897,646

Capital shares transactions
    Net premiums                                                                                82,665,308         70,425,019
    Transfers of policy loans                                                                   (4,269,519)        (2,505,737)
    Transfers of cost of insurance                                                             (25,270,092)       (22,600,710)
    Transfers of surrenders                                                                    (10,812,577)        (8,471,511)
    Transfers of death benefits                                                                   (686,773)          (238,749)
    Transfers of other terminations                                                               (911,148)          (649,965)
    Interfund and net transfers to general account                                               1,255,753            701,006
                                                                                          -----------------  -----------------

      Net increase in net assets from capital share transactions                                41,970,952         36,659,353
                                                                                          -----------------  -----------------

Total increase in net assets                                                                    72,547,438         93,556,999
                                                                                          -----------------  -----------------

Net assets at end of year                                                                    $ 361,492,484      $ 288,945,046
                                                                                          -----------------  -----------------




The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Money Market Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 5,561,712                               Dividend income                                $   82,705
     shares at net asset value of $1.00                              Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $5,561,712)                  $  5,561,712
                                                                                                                        82,705
LIABILITIES                                                  -
                                               ----------------
                                                                     Expenses
NET ASSETS                                        $  5,561,712         Administrative expense                            2,155
                                               ----------------
                                                                       Mortality and expense risk                       57,412
                                                                                                              -----------------
                                      Unit
                          Units       Value      Net Assets              Net investment income                          23,138

Product Group 1            347,719     $12.33     $  4,287,354     REALIZED AND UNREALIZED GAINS
Product Group 2             26,470     $11.23          297,160      (LOSSES) ON INVESTMENTS
Product Group 3              4,771     $10.00           47,695       Net realized gains on investments                       -
Product Group 4             50,448     $18.42          929,502       Net unrealized appreciation on
                       ------------            ----------------
                                                                      investments                                            -
                                                                                                              -----------------
                           429,408                $  5,561,712
                       ------------            ----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                      $   23,138
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  7,214,462       $  5,430,733

Net increase in net assets resulting from operations                                                 23,138              5,534

Capital shares transactions
    Net premiums                                                                                  5,742,636          2,373,055
    Transfers of policy loans                                                                       (64,970)           (36,266)
    Transfers of cost of insurance                                                                 (697,519)          (738,315)
    Transfers of surrenders                                                                        (403,388)          (418,683)
    Transfers of death benefits                                                                     (33,487)            (1,182)
    Transfers of other terminations                                                                 (15,276)            (3,234)
    Interfund and net transfers to general account                                               (6,203,884)           602,820
                                                                                           -----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                      (1,675,888)         1,778,195
                                                                                           -----------------  -----------------

Total (decrease) increase in net assets                                                          (1,652,750)         1,783,729
                                                                                           -----------------  -----------------

Net assets at end of year                                                                      $  5,561,712       $  7,214,462
                                                                                           -----------------  -----------------

Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I High Income Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                   Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 725,736                                 Dividend income                               $   347,665
     shares at net asset value of $7.00                              Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $4,559,429)                   $  5,080,151
                                                                                                                       347,665
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  5,080,151        Administrative expense                            3,988
                                               -----------------
                                                                       Mortality and expense risk                       40,776
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                         302,901

Product Group 1            264,646     $10.68      $  2,827,467    REALIZED AND UNREALIZED GAINS
Product Group 2             16,085      $9.63           154,869     (LOSSES) ON INVESTMENTS
Product Group 3                274     $10.77             2,950      Net realized gains on investments                  64,473
Product Group 4             78,091     $26.83         2,094,865      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                       14,367
                                                                                                              -----------------
                           359,096                 $  5,080,151
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   381,741
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  4,229,716       $  2,879,583

Net increase in net assets resulting from operations                                                381,741            820,208

Capital shares transactions
    Net premiums                                                                                    872,210            868,498
    Transfers of policy loans                                                                       (58,583)           (26,011)
    Transfers of cost of insurance                                                                 (401,717)          (362,705)
    Transfers of surrenders                                                                        (147,288)          (158,570)
    Transfers of death benefits                                                                      (1,670)            (5,492)
    Transfers of other terminations                                                                  (9,002)            (8,573)
    Interfund and net transfers to general account                                                  214,744            222,778
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    468,694            529,925
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        850,435          1,350,133
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  5,080,151       $  4,229,716
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Equity-Income Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 1,213,629                               Dividend income                               $   417,564
     shares at net asset value of $25.37                             Capital gains distributions                        99,751
                                                                                                              -----------------
     per share (cost $25,563,833)                  $ 30,789,773
                                                                                                                       517,315
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $ 30,789,773        Administrative expense                           20,152
                                               -----------------
                                                                       Mortality and expense risk                      252,149
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                         245,014

Product Group 1          1,203,740     $16.06      $ 19,328,268    REALIZED AND UNREALIZED GAINS
Product Group 2             61,247     $12.13           743,035     (LOSSES) ON INVESTMENTS
Product Group 3              4,531     $10.93            49,518      Net realized gains on investments                 207,106
Product Group 4            203,281     $52.48        10,668,952      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                    2,475,082
                                                                                                              -----------------
                         1,472,798                 $ 30,789,773
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  2,927,202
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $ 26,739,888       $ 19,627,178

Net increase in net assets resulting from operations                                              2,927,202          5,955,105

Capital shares transactions
    Net premiums                                                                                  4,797,168          4,520,794
    Transfers of policy loans                                                                      (361,413)          (407,552)
    Transfers of cost of insurance                                                               (1,923,916)        (1,844,532)
    Transfers of surrenders                                                                      (1,067,196)        (1,001,669)
    Transfers of death benefits                                                                     (77,888)           (16,410)
    Transfers of other terminations                                                                 (74,769)           (62,944)
    Interfund and net transfers to general account                                                 (169,303)           (30,082)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  1,122,683          1,157,605
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      4,049,885          7,112,710
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 30,789,773       $ 26,739,888
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 1,558,340                               Dividend income                               $   123,718
     shares at net asset value of $32.01                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $45,090,249)                  $ 49,884,375
                                                                                                                       123,718
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $ 49,884,375        Administrative expense                           31,831
                                               -----------------
                                                                       Mortality and expense risk                      425,520
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                          (333,633)

Product Group 1          2,236,561     $14.47      $ 32,369,753    REALIZED AND UNREALIZED GAINS
Product Group 2            253,238      $6.86         1,737,872     (LOSSES) ON INVESTMENTS
Product Group 3              3,561     $10.41            37,055      Net realized losses on investments             (2,725,597)
Product Group 4            312,912     $50.30        15,739,695      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                    4,237,549
                                                                                                              -----------------
                         2,806,273                 $ 49,884,375
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  1,178,319
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $ 47,604,009       $ 33,825,399

Net increase in net assets resulting from operations                                              1,178,319         10,976,346

Capital shares transactions
    Net premiums                                                                                  8,959,286          9,060,373
    Transfers of policy loans                                                                      (767,940)          (478,690)
    Transfers of cost of insurance                                                               (3,947,302)        (3,810,917)
    Transfers of surrenders                                                                      (2,175,867)        (1,572,405)
    Transfers of death benefits                                                                    (166,011)           (24,817)
    Transfers of other terminations                                                                (140,504)          (114,071)
    Interfund and net transfers to general account                                                 (659,615)          (257,209)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  1,102,047          2,802,264
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      2,280,366         13,778,610
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 49,884,375       $ 47,604,009
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Overseas Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 544,333                                 Dividend income                                $   87,076
     shares at net asset value of $17.52                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $7,643,504)                   $  9,536,720
                                                                                                                        87,076
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  9,536,720        Administrative expense                            6,400
                                               -----------------
                                                                       Mortality and expense risk                       72,364
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                           8,312

Product Group 1            448,333     $12.47      $  5,591,069    REALIZED AND UNREALIZED GAINS
Product Group 2             54,128      $8.08           437,202     (LOSSES) ON INVESTMENTS
Product Group 3              3,416     $11.06            37,767      Net realized gains on investments                 122,806
Product Group 4            130,037     $26.69         3,470,682      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      948,713
                                                                                                              -----------------
                           635,914                 $  9,536,720
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  1,079,831
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  7,381,149       $  4,692,450

Net increase in net assets resulting from operations                                              1,079,831          2,066,519

Capital shares transactions
    Net premiums                                                                                  1,856,477          1,248,866
    Transfers of policy loans                                                                      (158,173)           (47,165)
    Transfers of cost of insurance                                                                 (596,580)          (478,721)
    Transfers of surrenders                                                                        (317,647)          (217,001)
    Transfers of death benefits                                                                      (6,139)            (6,096)
    Transfers of other terminations                                                                 (36,317)           (19,424)
    Interfund and net transfers to general account                                                  334,119            141,721
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  1,075,740            622,180
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      2,155,571          2,688,699
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  9,536,720       $  7,381,149
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund I Midcap Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 491,409                                 Dividend income                                 $       -
     shares at net asset value of $30.18                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $11,277,600)                  $ 14,830,730
                                                                                                                             -
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $ 14,830,730        Administrative expense                              576
                                               -----------------
                                                                       Mortality and expense risk                       89,387
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (89,963)

Product Group 1            898,402     $14.60      $ 13,114,715    REALIZED AND UNREALIZED GAINS
Product Group 2             87,800     $14.84         1,303,366     (LOSSES) ON INVESTMENTS
Product Group 3              4,586     $12.17            55,783      Net realized gains on investments                 836,329
Product Group 4             22,887     $15.59           356,865      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                    1,762,914
                                                                                                              -----------------
                         1,013,674                 $ 14,830,730
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  2,509,280
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  8,044,599       $  4,291,869

Net increase in net assets resulting from operations                                              2,509,280          1,897,968

Capital shares transactions
    Net premiums                                                                                  3,443,654          2,666,401
    Transfers of policy loans                                                                      (130,524)           (45,705)
    Transfers of cost of insurance                                                                 (782,902)          (531,272)
    Transfers of surrenders                                                                        (201,729)          (117,952)
    Transfers of death benefits                                                                     (11,908)              (423)
    Transfers of other terminations                                                                 (24,320)           (13,589)
    Interfund and net transfers to general account                                                1,984,580           (102,698)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  4,276,851          1,854,762
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      6,786,131          3,752,730
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 14,830,730       $  8,044,599
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Asset Manager Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 584,676                                 Dividend income                               $   224,047
     shares at net asset value of $14.85                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $8,069,484)                   $  8,682,432
                                                                                                                       224,047
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  8,682,432        Administrative expense                            9,733
                                               -----------------
                                                                       Mortality and expense risk                       75,518
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                         138,796

Product Group 1            263,354     $14.04      $  3,698,500    REALIZED AND UNREALIZED GAINS
Product Group 2              7,943     $10.21            81,056     (LOSSES) ON INVESTMENTS
Product Group 3              2,213     $10.34            22,874      Net realized losses on investments               (195,452)
Product Group 4            160,640     $30.38         4,880,002      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      420,110
                                                                                                              -----------------
                           434,150                 $  8,682,432
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   363,454
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  8,263,923       $  6,960,372

Net increase in net assets resulting from operations                                                363,454          1,178,076

Capital shares transactions
    Net premiums                                                                                  1,298,654          1,284,604
    Transfers of policy loans                                                                      (104,234)          (110,435)
    Transfers of cost of insurance                                                                 (634,346)          (487,793)
    Transfers of surrenders                                                                        (339,266)          (467,662)
    Transfers of death benefits                                                                     (63,491)            (9,124)
    Transfers of other terminations                                                                 (21,911)           (13,350)
    Interfund and net transfers to general account                                                  (80,351)           (70,765)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                     55,055            125,475
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        418,509          1,303,551
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  8,682,432       $  8,263,923
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 793,654                                 Dividend income                               $   324,503
     shares at net asset value of $13.25                             Capital gains distributions                       233,415
                                                                                                              -----------------
     per share (cost $10,448,023)                  $ 10,515,913
                                                                                                                       557,918
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $ 10,515,913        Administrative expense                            2,424
                                               -----------------
                                                                       Mortality and expense risk                       77,308
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                         478,186

Product Group 1            537,182     $15.88      $  8,531,769    REALIZED AND UNREALIZED GAINS
Product Group 2             54,684     $14.27           780,073     (LOSSES) ON INVESTMENTS
Product Group 3                319     $10.34             3,295      Net realized losses on investments                (54,118)
Product Group 4             50,966     $23.56         1,200,775      Net unrealized depreciation on
                       ------------            -----------------
                                                                      investments                                     (110,570)
                                                                                                              -----------------
                           643,150                 $ 10,515,913
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   313,498
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  7,809,536       $  5,620,482

Net increase in net assets resulting from operations                                                313,498            264,387

Capital shares transactions
    Net premiums                                                                                  3,150,022          3,015,410
    Transfers of policy loans                                                                       (55,831)           (84,789)
    Transfers of cost of insurance                                                                 (685,908)          (622,540)
    Transfers of surrenders                                                                        (149,834)          (128,476)
    Transfers of death benefits                                                                      (4,259)            (6,268)
    Transfers of other terminations                                                                 (19,360)           (20,020)
    Interfund and net transfers to general account                                                  158,049           (228,650)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  2,392,879          1,924,667
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      2,706,377          2,189,054
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 10,515,913       $  7,809,536
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Index 500 Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 350,304                                 Dividend income                               $   525,142
     shares at net asset value of $137.75                            Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $40,352,110)                  $ 48,254,425
                                                                                                                       525,142
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $ 48,254,425        Administrative expense                           10,430
                                               -----------------
                                                                       Mortality and expense risk                      374,768
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                         139,944

Product Group 1          2,672,733     $14.88      $ 39,771,884    REALIZED AND UNREALIZED GAINS
Product Group 2            342,739      $8.59         2,942,758     (LOSSES) ON INVESTMENTS
Product Group 3              3,652     $10.86            39,646      Net realized losses on investments               (155,110)
Product Group 4            188,537     $29.17         5,500,137      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                    4,171,382
                                                                                                              -----------------
                         3,207,660                 $ 48,254,425
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  4,156,216
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $ 38,919,926       $ 26,800,947

Net increase in net assets resulting from operations                                              4,156,216          7,854,862

Capital shares transactions
    Net premiums                                                                                 11,327,857         10,336,191
    Transfers of policy loans                                                                      (648,866)          (331,521)
    Transfers of cost of insurance                                                               (3,502,886)        (3,321,728)
    Transfers of surrenders                                                                      (1,592,915)        (1,132,000)
    Transfers of death benefits                                                                    (109,089)           (30,716)
    Transfers of other terminations                                                                 (81,533)           (90,597)
    Interfund and net transfers to general account                                                 (214,285)        (1,165,512)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  5,178,283          4,264,117
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      9,334,499         12,118,979
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 48,254,425       $ 38,919,926
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Contrafund Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 1,559,757                               Dividend income                               $   116,070
     shares at net asset value of $26.62                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $32,521,503)                  $ 41,520,720
                                                                                                                       116,070
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $ 41,520,720        Administrative expense                           12,241
                                               -----------------
                                                                       Mortality and expense risk                      320,071
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                          (216,242)

Product Group 1          1,684,128     $19.55      $ 32,922,097    REALIZED AND UNREALIZED GAINS
Product Group 2            172,084     $10.75         1,849,296     (LOSSES) ON INVESTMENTS
Product Group 3              4,065     $11.10            45,123      Net realized gains on investments                 983,533
Product Group 4            232,688     $28.81         6,704,204      Net unrealized appreciation on
                       ------------            -----------------
                                                                       investments                                   4,333,431
                                                                                                              -----------------
                         2,092,964                 $ 41,520,720
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  5,100,722
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $ 33,004,372       $ 23,636,282

Net increase in net assets resulting from operations                                              5,100,722          6,810,676

Capital shares transactions
    Net premiums                                                                                  6,902,351          6,538,775
    Transfers of policy loans                                                                      (474,298)          (273,031)
    Transfers of cost of insurance                                                               (2,615,908)        (2,319,965)
    Transfers of surrenders                                                                      (1,396,538)        (1,184,223)
    Transfers of death benefits                                                                     (55,084)           (22,767)
    Transfers of other terminations                                                                (101,190)           (55,026)
    Interfund and net transfers to general account                                                1,156,293           (126,349)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  3,415,626          2,557,414
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      8,516,348          9,368,090
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 41,520,720       $ 33,004,372
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 393,860                                 Dividend income                               $   107,241
     shares at net asset value of $12.78                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $4,523,712)                   $  5,033,531
                                                                                                                       107,241
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  5,033,531        Administrative expense                            2,663
                                               -----------------
                                                                       Mortality and expense risk                       42,944
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          61,634

Product Group 1            280,652     $12.92      $  3,627,382    REALIZED AND UNREALIZED GAINS
Product Group 2              5,184      $8.73            45,255     (LOSSES) ON INVESTMENTS
Product Group 3                 52     $10.34               542      Net realized losses on investments               (108,711)
Product Group 4             71,860     $18.93         1,360,352      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      282,646
                                                                                                              -----------------
                           357,749                 $  5,033,531
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   235,569
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  4,703,890       $  3,667,172

Net increase in net assets resulting from operations                                                235,569            828,894

Capital shares transactions
    Net premiums                                                                                    858,680            901,349
    Transfers of policy loans                                                                       (81,069)           (33,539)
    Transfers of cost of insurance                                                                 (407,614)          (391,945)
    Transfers of surrenders                                                                        (202,374)          (171,120)
    Transfers of death benefits                                                                      (2,467)                 -
    Transfers of other terminations                                                                  (8,800)           (10,764)
    Interfund and net transfers to general account                                                  (62,284)           (86,157)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                     94,072            207,824
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        329,641          1,036,718
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  5,033,531       $  4,703,890
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 266,174                                 Dividend income                                $   62,601
     shares at net asset value of $14.35                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $3,471,139)                   $  3,819,590
                                                                                                                        62,601
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  3,819,590        Administrative expense                              189
                                               -----------------
                                                                       Mortality and expense risk                       30,255
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          32,157

Product Group 1            257,444     $13.74      $  3,536,042    REALIZED AND UNREALIZED GAINS
Product Group 2             16,939     $10.41           176,358     (LOSSES) ON INVESTMENTS
Product Group 3                837     $10.48             8,772      Net realized gains on investments                  17,815
Product Group 4              7,080     $13.90            98,417      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      110,159
                                                                                                              -----------------
                           282,300                 $  3,819,590
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   160,131
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  3,061,281       $  2,084,265

Net increase in net assets resulting from operations                                                160,131            395,974

Capital shares transactions
    Net premiums                                                                                    907,527            803,626
    Transfers of policy loans                                                                       (25,535)           (15,163)
    Transfers of cost of insurance                                                                 (319,324)          (267,733)
    Transfers of surrenders                                                                         (98,106)           (59,586)
    Transfers of death benefits                                                                      (7,138)              (379)
    Transfers of other terminations                                                                  (7,268)            (5,227)
    Interfund and net transfers to general account                                                  148,022            125,504
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    598,178            581,042
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        758,309            977,016
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  3,819,590       $  3,061,281
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Growth & Income Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 554,003                                 Dividend income                                $   60,947
     shares at net asset value of $13.91                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $6,693,438)                   $  7,706,179
                                                                                                                        60,947
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  7,706,179        Administrative expense                              885
                                               -----------------
                                                                       Mortality and expense risk                       65,994
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                            (5,932)

Product Group 1            471,469     $15.15      $  7,143,680    REALIZED AND UNREALIZED GAINS
Product Group 2             14,137      $9.37           132,402     (LOSSES) ON INVESTMENTS
Product Group 3                237     $10.54             2,502      Net realized gains on investments                  10,966
Product Group 4             27,485     $15.56           427,595      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      346,831
                                                                                                              -----------------
                           513,328                 $  7,706,179
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   351,865
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  7,033,299       $  5,130,153

Net increase in net assets resulting from operations                                                351,865          1,264,562

Capital shares transactions
    Net premiums                                                                                  1,491,567          1,573,541
    Transfers of policy loans                                                                      (131,748)           (60,889)
    Transfers of cost of insurance                                                                 (671,905)          (653,377)
    Transfers of surrenders                                                                        (231,388)          (211,010)
    Transfers of death benefits                                                                     (16,810)            (3,193)
    Transfers of other terminations                                                                 (22,759)           (24,829)
    Interfund and net transfers to general account                                                  (95,942)            18,341
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    321,015            638,584
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        672,880          1,903,146
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  7,706,179       $  7,033,299
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 561,422                                 Dividend income                                $   43,622
     shares at net asset value of $16.07                             Capital gains distributions                             -
                                                                                                               ----------------
     per share (cost $7,590,224)                   $  9,022,058
                                                                                                                        43,622
LIABILITIES                                                   -
                                                ----------------
                                                                     Expenses
NET ASSETS                                         $  9,022,058         Administrative expense                             744
                                                ----------------
                                                                        Mortality and expense risk                      74,846
                                                                                                               ----------------
                                      Unit
                          Units       Value       Net Assets              Net investment loss                          (31,968)

Product Group 1            772,307     $11.05      $  8,533,144    REALIZED AND UNREALIZED GAINS
Product Group 2             10,758      $7.53            81,016     (LOSSES) ON INVESTMENTS
Product Group 3                 75     $10.71               803      Net realized losses on investments                 (4,050)
Product Group 4             35,641     $11.42           407,095      Net unrealized appreciation on
                       ------------             ----------------
                                                                      investments                                      564,841
                                                                                                               ----------------
                           818,782                 $  9,022,058
                       ------------             ----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   528,823
                                                                                                               ----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                  2004              2003

Net assets at beginning of year                                                                 $  8,129,627      $  6,129,407

Net increase in net assets resulting from operations                                                 528,823         1,801,448

Capital shares transactions
    Net premiums                                                                                   1,801,004         1,837,616
    Transfers of policy loans                                                                       (147,691)          (93,329)
    Transfers of cost of insurance                                                                  (785,817)         (761,255)
    Transfers of surrenders                                                                         (311,263)         (259,379)
    Transfers of death benefits                                                                      (43,144)           (6,008)
    Transfers of other terminations                                                                  (52,925)          (22,973)
    Interfund and net transfers to general account                                                   (96,556)         (495,900)
                                                                                            -----------------  ----------------

      Net increase in net assets from capital share transactions                                     363,608           198,772
                                                                                            -----------------  ----------------

Total increase in net assets                                                                         892,431         2,000,220
                                                                                            -----------------  ----------------

Net assets at end of year                                                                       $  9,022,058      $  8,129,627
                                                                                            -----------------  ----------------


Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 335,828                                 Dividend income                                $   31,046
     shares at net asset value of $7.28                              Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $2,138,126)                   $  2,444,829
                                                                                                                        31,046
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  2,444,829        Administrative expense                               61
                                               -----------------
                                                                       Mortality and expense risk                       18,376
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          12,609

Product Group 1            156,548     $14.85      $  2,324,738    REALIZED AND UNREALIZED GAINS
Product Group 2              5,623     $10.86            61,074     (LOSSES) ON INVESTMENTS
Product Group 3              2,334     $10.78            25,163      Net realized gains on investments                  35,995
Product Group 4              2,257     $15.00            33,855      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      138,307
                                                                                                              -----------------
                           166,761                 $  2,444,829
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   186,911
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  1,802,179       $  1,135,668

Net increase in net assets resulting from operations                                                186,911            246,270

Capital shares transactions
    Net premiums                                                                                    717,833            580,038
    Transfers of policy loans                                                                       (11,916)           (10,595)
    Transfers of cost of insurance                                                                 (205,425)          (172,545)
    Transfers of surrenders                                                                         (46,071)           (35,639)
    Transfers of death benefits                                                                      (3,473)              (730)
    Transfers of other terminations                                                                  (2,131)            (1,998)
    Interfund and net transfers to general account                                                    6,922             61,710
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    455,739            420,241
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        642,650            666,511
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  2,444,829       $  1,802,179
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Capital Appreciation Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 514,282                                 Dividend income                                 $       -
     shares at net asset value of $7.66                              Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $3,383,121)                   $  3,939,398
                                                                                                                             -
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  3,939,398        Administrative expense                              274
                                               -----------------
                                                                       Mortality and expense risk                       30,234
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (30,508)

Product Group 1            275,990     $12.86      $  3,548,543    REALIZED AND UNREALIZED GAINS
Product Group 2             30,975      $7.81           241,983     (LOSSES) ON INVESTMENTS
Product Group 3                300     $10.67             3,207      Net realized losses on investments                (39,672)
Product Group 4             10,749     $13.55           145,666      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      318,376
                                                                                                              -----------------
                           318,015                 $  3,939,398
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   248,196
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  3,313,869       $  2,405,459

Net increase in net assets resulting from operations                                                248,196            521,155

Capital shares transactions
    Net premiums                                                                                    963,223            967,365
    Transfers of policy loans                                                                       (51,635)           (47,014)
    Transfers of cost of insurance                                                                 (343,859)          (342,001)
    Transfers of surrenders                                                                         (96,014)           (60,136)
    Transfers of death benefits                                                                      (1,483)            (1,749)
    Transfers of other terminations                                                                  (8,639)           (15,137)
    Interfund and net transfers to general account                                                  (84,260)          (114,073)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    377,333            387,255
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        625,529            908,410
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  3,939,398       $  3,313,869
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. International Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 1,320,598                               Dividend income                                $   43,534
     shares at net asset value of $7.35                              Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $7,849,503)                   $  9,706,395
                                                                                                                        43,534
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  9,706,395        Administrative expense                              675
                                               -----------------
                                                                       Mortality and expense risk                       72,584
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (29,725)

Product Group 1            704,365     $12.76      $  8,984,296    REALIZED AND UNREALIZED GAINS
Product Group 2             52,571      $6.55           344,118     (LOSSES) ON INVESTMENTS
Product Group 3              1,830     $11.26            20,602      Net realized losses on investments                (75,630)
Product Group 4             26,966     $13.25           357,380      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                    1,251,487
                                                                                                              -----------------
                           785,732                 $  9,706,395
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  1,146,132
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  7,551,029       $  5,308,390

Net increase in net assets resulting from operations                                              1,146,132          1,387,681

Capital shares transactions
    Net premiums                                                                                  2,137,917          1,918,023
    Transfers of policy loans                                                                       (96,908)           (66,584)
    Transfers of cost of insurance                                                                 (653,288)          (616,661)
    Transfers of surrenders                                                                        (360,142)          (193,091)
    Transfers of death benefits                                                                     (11,457)              (893)
    Transfers of other terminations                                                                 (25,311)           (15,394)
    Interfund and net transfers to general account                                                   18,423           (170,442)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  1,009,234            854,958
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      2,155,366          2,242,639
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  9,706,395       $  7,551,029
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Value Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 1,281,781                               Dividend income                               $   137,277
     shares at net asset value of $8.75                              Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $9,200,682)                   $ 11,215,585
                                                                                                                       137,277
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $ 11,215,585        Administrative expense                              830
                                               -----------------
                                                                       Mortality and expense risk                       76,891
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          59,556

Product Group 1            511,636     $19.68      $ 10,069,557    REALIZED AND UNREALIZED GAINS
Product Group 2             34,840     $16.75           583,437     (LOSSES) ON INVESTMENTS
Product Group 3              4,316     $10.88            46,952      Net realized gains on investments                 150,841
Product Group 4             25,424     $20.28           515,640      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      970,808
                                                                                                              -----------------
                           576,216                 $ 11,215,585
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  1,181,205
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  7,007,967       $  4,118,748

Net increase in net assets resulting from operations                                              1,181,205          1,369,628

Capital shares transactions
    Net premiums                                                                                  2,604,569          2,017,952
    Transfers of policy loans                                                                       (55,207)           (30,847)
    Transfers of cost of insurance                                                                 (592,850)          (480,579)
    Transfers of surrenders                                                                        (113,316)          (136,277)
    Transfers of death benefits                                                                     (16,034)            (1,626)
    Transfers of other terminations                                                                 (25,965)           (23,139)
    Interfund and net transfers to general account                                                1,225,216            174,107
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  3,026,413          1,519,591
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      4,207,618          2,889,219
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 11,215,585       $  7,007,967
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
American Century Variable Portfolios, Inc. Income and Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 353,048                                 Dividend income                                $   30,598
     shares at net asset value of $7.32                              Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $2,088,943)                   $  2,584,309
                                                                                                                        30,598
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  2,584,309        Administrative expense                              133
                                               -----------------
                                                                       Mortality and expense risk                       19,772
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          10,693

Product Group 1            185,545     $12.90      $  2,393,522    REALIZED AND UNREALIZED GAINS
Product Group 2             11,972      $9.41           112,712     (LOSSES) ON INVESTMENTS
Product Group 3                566     $11.01             6,224      Net realized gains on investments                  75,820
Product Group 4              5,645     $12.73            71,850      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      183,410
                                                                                                              -----------------
                           203,727                 $  2,584,309
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   269,923
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  2,073,156       $  1,412,025

Net increase in net assets resulting from operations                                                269,923            439,915

Capital shares transactions
    Net premiums                                                                                    625,363            583,367
    Transfers of policy loans                                                                       (15,041)           (22,206)
    Transfers of cost of insurance                                                                 (177,716)          (169,379)
    Transfers of surrenders                                                                         (81,420)          (146,475)
    Transfers of death benefits                                                                      (9,281)              (890)
    Transfers of other terminations                                                                  (4,226)            (6,129)
    Interfund and net transfers to general account                                                  (96,449)           (17,072)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    241,230            221,216
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        511,153            661,131
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  2,584,309       $  2,073,156
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
Massachusetts Financial Services Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
Emerging Growth Series
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 646,712                                 Dividend income                                 $       -
     shares at net asset value of $17.52                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $9,026,646)                   $ 11,330,395
                                                                                                                             -
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $ 11,330,395        Administrative expense                              800
                                               -----------------
                                                                       Mortality and expense risk                       88,365
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (89,165)

Product Group 1            940,192     $10.98      $ 10,323,642    REALIZED AND UNREALIZED GAINS
Product Group 2            118,835      $5.08           603,823     (LOSSES) ON INVESTMENTS
Product Group 3              1,160     $10.94            12,699      Net realized losses on investments               (130,935)
Product Group 4             36,074     $10.82           390,232      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                    1,415,114
                                                                                                              -----------------
                         1,096,262                 $ 11,330,395
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  1,195,014
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  9,426,673       $  6,373,101

Net increase in net assets resulting from operations                                              1,195,014          2,013,499

Capital shares transactions
    Net premiums                                                                                  2,732,581          2,697,766
    Transfers of policy loans                                                                      (138,611)           (51,984)
    Transfers of cost of insurance                                                                 (930,094)          (953,825)
    Transfers of surrenders                                                                        (433,670)          (200,563)
    Transfers of death benefits                                                                     (11,752)            (2,719)
    Transfers of other terminations                                                                 (30,668)           (24,412)
    Interfund and net transfers to general account                                                 (479,078)          (424,190)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    708,708          1,040,073
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      1,903,722          3,053,572
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 11,330,395       $  9,426,673
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Massachusetts Financial Services Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
Investors Trust Series
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 98,645                                  Dividend income                                $    9,781
     shares at net asset value of $18.08                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $1,499,248)                   $  1,783,500
                                                                                                                         9,781
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  1,783,500        Administrative expense                               20
                                               -----------------
                                                                       Mortality and expense risk                       14,325
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                            (4,564)

Product Group 1            165,885     $10.55      $  1,749,356    REALIZED AND UNREALIZED GAINS
Product Group 2              2,475      $8.80            21,782     (LOSSES) ON INVESTMENTS
Product Group 3                 92     $11.09             1,025      Net realized losses on investments                (11,149)
Product Group 4              1,089     $10.41            11,337      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      184,126
                                                                                                              -----------------
                           169,542                 $  1,783,500
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   168,413
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  1,503,147       $  1,145,465

Net increase in net assets resulting from operations                                                168,413            252,903

Capital shares transactions
    Net premiums                                                                                    374,984            377,200
    Transfers of policy loans                                                                        (2,049)           (22,341)
    Transfers of cost of insurance                                                                 (158,772)          (152,384)
    Transfers of surrenders                                                                         (40,876)           (21,484)
    Transfers of death benefits                                                                        (602)              (731)
    Transfers of other terminations                                                                    (821)           (17,624)
    Interfund and net transfers to general account                                                  (59,924)           (57,857)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    111,940            104,779
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        280,353            357,682
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  1,783,500       $  1,503,147
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
Massachusetts Financial Services Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
New Discovery Series
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 493,471                                 Dividend income                                 $       -
     shares at net asset value of $14.87                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $6,218,692)                   $  7,337,919
                                                                                                                             -
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  7,337,919        Administrative expense                              718
                                               -----------------
                                                                       Mortality and expense risk                       59,804
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (60,522)

Product Group 1            353,484     $19.25      $  6,806,145    REALIZED AND UNREALIZED GAINS
Product Group 2             16,886      $8.84           149,276     (LOSSES) ON INVESTMENTS
Product Group 3              1,553     $10.55            16,387      Net realized gains on investments                   7,246
Product Group 4             19,276     $18.99           366,111      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      460,929
                                                                                                              -----------------
                           391,199                 $  7,337,919
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   407,653
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  6,311,978       $  3,607,321

Net increase in net assets resulting from operations                                                407,653          1,355,352

Capital shares transactions
    Net premiums                                                                                  1,729,810          1,360,880
    Transfers of policy loans                                                                       (85,223)           (61,649)
    Transfers of cost of insurance                                                                 (483,328)          (411,149)
    Transfers of surrenders                                                                        (204,152)           (75,234)
    Transfers of death benefits                                                                      (5,629)              (228)
    Transfers of other terminations                                                                 (22,007)           (12,548)
    Interfund and net transfers to general account                                                 (311,183)           549,233
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    618,288          1,349,305
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      1,025,941          2,704,657
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  7,337,919       $  6,311,978
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
Massachusetts Financial Services Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
Research Series
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 319,900                                 Dividend income                                $   45,679
     shares at net asset value of $15.30                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $3,947,984)                   $  4,894,475
                                                                                                                        45,679
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  4,894,475        Administrative expense                              269
                                               -----------------
                                                                       Mortality and expense risk                       38,454
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                           6,956

Product Group 1            407,048     $11.33      $  4,612,759    REALIZED AND UNREALIZED GAINS
Product Group 2             19,050      $7.97           151,777     (LOSSES) ON INVESTMENTS
Product Group 3                433     $11.21             4,857      Net realized losses on investments                 (4,592)
Product Group 4             11,194     $11.17           125,081      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      617,066
                                                                                                              -----------------
                           437,725                 $  4,894,475
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   619,430
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  4,014,175       $  2,793,015

Net increase in net assets resulting from operations                                                619,430            726,721

Capital shares transactions
    Net premiums                                                                                  1,138,328          1,173,231
    Transfers of policy loans                                                                       (31,147)           (20,559)
    Transfers of cost of insurance                                                                 (388,425)          (380,622)
    Transfers of surrenders                                                                         (97,154)           (70,165)
    Transfers of death benefits                                                                      (5,049)              (265)
    Transfers of other terminations                                                                  (6,393)           (13,250)
    Interfund and net transfers to general account                                                 (349,290)          (193,931)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    260,870            494,439
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        880,300          1,221,160
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  4,894,475       $  4,014,175
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. VC Growth & Income Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 361,519                                 Dividend income                                $   77,207
     shares at net asset value of $27.18                             Capital gains distributions                        78,482
                                                                                                              -----------------
     per share (cost $8,064,243)                   $  9,826,097
                                                                                                                       155,689
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  9,826,097        Administrative expense                              329
                                               -----------------
                                                                       Mortality and expense risk                       69,466
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          85,894

Product Group 1            542,660     $16.57      $  8,990,987    REALIZED AND UNREALIZED GAINS
Product Group 2             47,908     $12.74           610,419     (LOSSES) ON INVESTMENTS
Product Group 3              3,124     $11.06            34,554      Net realized gains on investments                 158,199
Product Group 4             11,639     $16.34           190,137      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      723,833
                                                                                                              -----------------
                           605,330                 $  9,826,097
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   967,926
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  6,826,851       $  4,003,870

Net increase in net assets resulting from operations                                                967,926          1,443,593

Capital shares transactions
    Net premiums                                                                                  2,429,592          2,016,310
    Transfers of policy loans                                                                      (130,264)           (50,687)
    Transfers of cost of insurance                                                                 (669,877)          (550,377)
    Transfers of surrenders                                                                        (182,622)          (100,568)
    Transfers of death benefits                                                                      (4,831)            (1,416)
    Transfers of other terminations                                                                 (18,959)           (14,195)
    Interfund and net transfers to general account                                                  608,281             80,321
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  2,031,320          1,379,388
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      2,999,246          2,822,981
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  9,826,097       $  6,826,851
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. VC Mid-Cap Value Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 597,219                                 Dividend income                                $   32,143
     shares at net asset value of $20.79                             Capital gains distributions                       163,742
                                                                                                              -----------------
     per share (cost $9,703,935)                   $ 12,416,192
                                                                                                                       195,885
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $ 12,416,192        Administrative expense                            1,047
                                               -----------------
                                                                       Mortality and expense risk                       81,485
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                         113,353

Product Group 1            492,496     $22.70      $ 11,181,877    REALIZED AND UNREALIZED GAINS
Product Group 2             23,681     $22.43           531,057     (LOSSES) ON INVESTMENTS
Product Group 3              4,675     $11.60            54,241      Net realized gains on investments                 388,772
Product Group 4             29,080     $22.32           649,018      Net unrealized appreciation on
                       ------------            -----------------
                                                                          investments                                1,570,897
                                                                                                              -----------------
                           549,931                 $ 12,416,192
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                    $  2,073,022
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  7,531,058       $  4,984,990

Net increase in net assets resulting from operations                                              2,073,022          1,370,116

Capital shares transactions
    Net premiums                                                                                  2,784,309          2,397,256
    Transfers of policy loans                                                                       (76,543)           (36,606)
    Transfers of cost of insurance                                                                 (647,027)          (522,100)
    Transfers of surrenders                                                                        (179,266)          (229,502)
    Transfers of death benefits                                                                      (6,763)           (73,487)
    Transfers of other terminations                                                                 (31,856)           (14,413)
    Interfund and net transfers to general account                                                  969,258           (345,196)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  2,812,112          1,175,952
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      4,885,134          2,546,068
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $ 12,416,192       $  7,531,058
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Lord Abbett Series Fund, Inc. VC International Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 207,881                                 Dividend income                                $    2,017
     shares at net asset value of $8.56                              Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $1,439,938)                   $  1,779,463
                                                                                                                         2,017
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  1,779,463        Administrative expense                               77
                                               -----------------
                                                                       Mortality and expense risk                       11,013
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                            (9,073)

Product Group 1            184,897      $9.04      $  1,671,525    REALIZED AND UNREALIZED GAINS
Product Group 2              4,033      $7.15            28,852     (LOSSES) ON INVESTMENTS
Product Group 3              3,001     $10.93            32,792      Net realized gains on investments                  80,390
Product Group 4              5,079      $9.11            46,293      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      178,177
                                                                                                              -----------------
                           197,010                 $  1,779,463
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   249,494
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                 $   875,416        $   282,105

Net increase in net assets resulting from operations                                                249,494            195,429

Capital shares transactions
    Net premiums                                                                                    589,918            423,538
    Transfers of policy loans                                                                       (30,488)            (3,553)
    Transfers of cost of insurance                                                                  (86,802)           (55,446)
    Transfers of surrenders                                                                         (35,455)            (7,668)
    Transfers of death benefits                                                                           -                  -
    Transfers of other terminations                                                                  (3,253)              (451)
    Interfund and net transfers to general account                                                  220,633             41,462
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    654,553            397,882
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        904,047            593,311
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  1,779,463        $   875,416
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Alger American Fund Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 120,046                                 Dividend income                                 $       -
     shares at net asset value of $35.12                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $3,857,095)                   $  4,216,027
                                                                                                                             -
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  4,216,027        Administrative expense                              104
                                               -----------------
                                                                       Mortality and expense risk                       23,569
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (23,673)

Product Group 1            610,461      $6.60      $  4,030,365    REALIZED AND UNREALIZED GAINS
Product Group 2             11,757      $6.72            78,946     (LOSSES) ON INVESTMENTS
Product Group 3              2,583     $10.66            27,536      Net realized gains on investments                 174,029
Product Group 4              9,798      $8.08            79,180      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                       26,960
                                                                                                              -----------------
                           634,599                 $  4,216,027
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   177,316
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  2,277,259       $  1,061,218

Net increase in net assets resulting from operations                                                177,316            457,446

Capital shares transactions
    Net premiums                                                                                  1,142,083            777,494
    Transfers of policy loans                                                                       (13,158)           (10,894)
    Transfers of cost of insurance                                                                 (232,449)          (171,102)
    Transfers of surrenders                                                                         (26,973)            (8,564)
    Transfers of death benefits                                                                      (1,639)                 -
    Transfers of other terminations                                                                  (2,006)            (4,756)
    Interfund and net transfers to general account                                                  895,594            176,417
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  1,761,452            758,595
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      1,938,768          1,216,041
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  4,216,027       $  2,277,259
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Alger American Fund MidCap Growth Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 322,838                                 Dividend income                                 $       -
     shares at net asset value of $20.80                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $5,840,352)                   $  6,715,021
                                                                                                                             -
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  6,715,021        Administrative expense                              214
                                               -----------------
                                                                       Mortality and expense risk                       50,390
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (50,604)

Product Group 1            633,589      $9.24      $  5,852,879    REALIZED AND UNREALIZED GAINS
Product Group 2             76,025      $9.40           714,743     (LOSSES) ON INVESTMENTS
Product Group 3              1,784     $11.16            19,911      Net realized gains on investments                 696,396
Product Group 4             11,649     $10.94           127,489      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                       74,462
                                                                                                              -----------------
                           723,046                 $  6,715,021
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   720,254
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  4,841,496       $  1,590,097

Net increase in net assets resulting from operations                                                720,254          1,024,600

Capital shares transactions
    Net premiums                                                                                  1,948,387          1,358,712
    Transfers of policy loans                                                                       (60,646)              (331)
    Transfers of cost of insurance                                                                 (423,264)          (251,310)
    Transfers of surrenders                                                                         (77,683)           (17,556)
    Transfers of death benefits                                                                           -            (20,024)
    Transfers of other terminations                                                                 (26,775)            (2,738)
    Interfund and net transfers to general account                                                 (206,748)         1,160,046
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  1,153,271          2,226,799
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      1,873,525          3,251,399
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  6,715,021       $  4,841,496
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
Alger American Fund Leveraged AllCap Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 196,280                                 Dividend income                                 $       -
     shares at net asset value of $30.39                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $5,466,322)                   $  5,964,934
                                                                                                                             -
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  5,964,934        Administrative expense                              185
                                               -----------------
                                                                       Mortality and expense risk                       49,479
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (49,664)

Product Group 1            943,923      $5.88      $  5,545,559    REALIZED AND UNREALIZED GAINS
Product Group 2             48,631      $5.97           290,514     (LOSSES) ON INVESTMENTS
Product Group 3              2,899     $10.76            31,181      Net realized gains on investments                 665,437
Product Group 4             11,541      $8.46            97,680      Net unrealized depreciation on
                       ------------            -----------------
                                                                      investments                                     (181,018)
                                                                                                              -----------------
                         1,006,994                 $  5,964,934
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   434,755
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  4,995,171       $  2,830,287

Net increase in net assets resulting from operations                                                434,755          1,031,676

Capital shares transactions
    Net premiums                                                                                  1,896,081          1,665,954
    Transfers of policy loans                                                                       (79,164)           (22,396)
    Transfers of cost of insurance                                                                 (481,880)          (374,812)
    Transfers of surrenders                                                                        (109,687)           (48,302)
    Transfers of death benefits                                                                      (4,498)              (340)
    Transfers of other terminations                                                                 (34,946)           (14,478)
    Interfund and net transfers to general account                                                 (650,898)           (72,418)
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    535,008          1,133,208
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        969,763          2,164,884
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  5,964,934       $  4,995,171
                                                                                            ----------------  -----------------




Midland National Life Insurance Company
Separate Account A
Alger American Fund Small Capitalization Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 299,019                                 Dividend income                                 $       -
     shares at net asset value of $20.26                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $5,246,563)                   $  6,058,125
                                                                                                                             -
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  6,058,125        Administrative expense                              184
                                               -----------------
                                                                       Mortality and expense risk                       32,717
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (32,901)

Product Group 1            836,445      $6.63      $  5,543,104    REALIZED AND UNREALIZED GAINS
Product Group 2             56,035      $6.74           377,711     (LOSSES) ON INVESTMENTS
Product Group 3              3,301     $11.08            36,588      Net realized gains on investments                 342,524
Product Group 4              9,812     $10.27           100,723      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                      365,782
                                                                                                              -----------------
                           905,593                 $  6,058,125
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   675,405
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                $  2,972,490        $   827,703

Net increase in net assets resulting from operations                                                675,405            570,912

Capital shares transactions
    Net premiums                                                                                  1,923,293          1,561,614
    Transfers of policy loans                                                                       (45,065)            (6,868)
    Transfers of cost of insurance                                                                 (374,259)          (220,185)
    Transfers of surrenders                                                                         (30,468)           (12,071)
    Transfers of death benefits                                                                      (5,697)                 -
    Transfers of other terminations                                                                  (5,344)            (4,295)
    Interfund and net transfers to general account                                                  947,770            255,680
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  2,410,230          1,573,875
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      3,085,635          2,144,787
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  6,058,125       $  2,972,490
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
AIM Variable Insurance Funds Financial Services Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 73,181                                  Dividend income                                $    7,165
     shares at net asset value of $14.61                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $1,010,781)                   $  1,069,179
                                                                                                                         7,165
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  1,069,179        Administrative expense                               21
                                               -----------------
                                                                       Mortality and expense risk                        7,028
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                             116

Product Group 1             90,437     $11.61      $  1,049,850    REALIZED AND UNREALIZED GAINS
Product Group 2                 10     $11.70               112     (LOSSES) ON INVESTMENTS
Product Group 3                703     $10.75             7,561      Net realized gains on investments                  62,856
Product Group 4              1,010     $11.54            11,656      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                       20,552
                                                                                                              -----------------
                            92,159                 $  1,069,179
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                      $   83,524
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                 $   648,768        $   286,647

Net increase in net assets resulting from operations                                                 83,524            119,932

Capital shares transactions
    Net premiums                                                                                    363,324            242,415
    Transfers of policy loans                                                                       (28,694)               (66)
    Transfers of cost of insurance                                                                  (70,348)           (38,838)
    Transfers of surrenders                                                                         (11,343)            (4,118)
    Transfers of death benefits                                                                           -               (427)
    Transfers of other terminations                                                                 (21,516)                 -
    Interfund and net transfers to general account                                                  105,464             43,223
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    336,887            242,189
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        420,411            362,121
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  1,069,179        $   648,768
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
AIM Variable Insurance Funds Health Sciences Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 58,694                                  Dividend income                                 $       -
     shares at net asset value of $18.90                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $1,054,206)                   $  1,109,323
                                                                                                                             -
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  1,109,323        Administrative expense                               53
                                               -----------------
                                                                       Mortality and expense risk                        7,538
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                            (7,591)

Product Group 1             95,797     $11.01      $  1,054,931    REALIZED AND UNREALIZED GAINS
Product Group 2              1,686     $11.13            18,757     (LOSSES) ON INVESTMENTS
Product Group 3                726     $10.20             7,413      Net realized gains on investments                  55,322
Product Group 4              2,577     $10.95            28,221      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                        7,359
                                                                                                              -----------------
                           100,786                 $  1,109,323
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                      $   55,090
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                 $   707,641        $   182,544

Net increase in net assets resulting from operations                                                 55,090             99,267

Capital shares transactions
    Net premiums                                                                                    430,490            285,485
    Transfers of policy loans                                                                       (19,161)             4,543
    Transfers of cost of insurance                                                                  (81,240)           (42,594)
    Transfers of surrenders                                                                          (6,137)            (3,543)
    Transfers of death benefits                                                                           -               (349)
    Transfers of other terminations                                                                 (15,539)                 -
    Interfund and net transfers to general account                                                   38,179            182,288
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    346,592            425,830
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        401,682            525,097
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  1,109,323        $   707,641
                                                                                            ----------------  -----------------



Midland National Life Insurance Company
Separate Account A
LEVCO Series Trust Equity Value Fund
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 1,253                                   Dividend income                                 $     220
     shares at net asset value of $11.24                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $9,936)                         $   14,085
                                                                                                                           220
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                           $   14,085        Administrative expense                                -
                                               -----------------
                                                                       Mortality and expense risk                          118
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                             102

Product Group 1              1,321     $10.60        $   13,999    REALIZED AND UNREALIZED GAINS
Product Group 2                  8     $10.78                85     (LOSSES) ON INVESTMENTS
                       ------------            -----------------
                                                                     Net realized gains on investments                     238
                             1,329                   $   14,085      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                        1,554
                                                                                                              -----------------

                                                                   Net increase in net assets resulting from
                                                                    operations                                      $    1,894
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                  $   12,694         $   33,802

Net increase in net assets resulting from operations                                                  1,894              4,600

Capital shares transactions
    Net premiums                                                                                         16             29,054
    Transfers of policy loans                                                                             -                 (5)
    Transfers of cost of insurance                                                                     (263)            (4,358)
    Transfers of surrenders                                                                            (255)              (132)
    Transfers of death benefits                                                                           -                  -
    Transfers of other terminations                                                                       -                  -
    Interfund and net transfers to general account                                                       (1)           (50,267)
                                                                                            ----------------  -----------------

      Net (decrease) in net assets from capital share transactions                                     (503)           (25,708)
                                                                                            ----------------  -----------------

Total increase (decrease) in net assets                                                               1,391            (21,108)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                        $   14,085         $   12,694
                                                                                            ----------------  -----------------


Midland National Life Insurance Company
Separate Account A
Van Eck Worldwide Insurance Trust Worldwide Hard Assets Fund
------------------------------------------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                                   Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 92,806                                  Dividend income                                $    2,538
     shares at net asset value of $18.36                             Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $1,494,092)                   $  1,703,910
                                                                                                                         2,538
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  1,703,910        Administrative expense                               81
                                               -----------------
                                                                       Mortality and expense risk                        9,578
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                            (7,121)

Product Group 1            100,213     $15.11      $  1,514,304    REALIZED AND UNREALIZED GAINS
Product Group 2              9,274     $15.27           141,633     (LOSSES) ON INVESTMENTS
Product Group 3              1,350     $12.47            16,838      Net realized gains on investments                 186,288
Product Group 4              2,005     $15.53            31,136      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                       78,768
                                                                                                              -----------------
                           112,843                 $  1,703,910
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                     $   257,935
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                 $   694,771        $   229,300

Net increase in net assets resulting from operations                                                257,935            136,621

Capital shares transactions
    Net premiums                                                                                    463,410            244,383
    Transfers of policy loans                                                                       (65,487)              (320)
    Transfers of cost of insurance                                                                  (91,184)           (57,757)
    Transfers of surrenders                                                                          (8,545)              (149)
    Transfers of death benefits                                                                           -                  -
    Transfers of other terminations                                                                     (81)              (387)
    Interfund and net transfers to general account                                                  453,091            143,080
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    751,204            328,850
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      1,009,139            465,471
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  1,703,910        $   694,771
                                                                                            ----------------  -----------------




Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Total Return Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 197,025                                 Dividend income                                $   22,432
     shares at net asset value of $10.51                             Capital gains distributions                        26,806
                                                                                                              -----------------
     per share (cost $2,074,447)                   $  2,070,736
                                                                                                                        49,238
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  2,070,736        Administrative expense                               46
                                               -----------------
                                                                       Mortality and expense risk                       10,055
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          39,137

Product Group 1            175,510     $10.54      $  1,849,530    REALIZED AND UNREALIZED GAINS
Product Group 2             15,833     $10.61           167,931     (LOSSES) ON INVESTMENTS
Product Group 3              2,226     $10.36            23,061      Net realized gains on investments                   7,931
Product Group 4              2,878     $10.50            30,214      Net unrealized depreciation on
                       ------------            -----------------
                                                                      investments                                       (2,074)
                                                                                                              -----------------
                           196,446                 $  2,070,736
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                      $   44,994
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                 $   521,769          $       -

Net increase in net assets resulting from operations                                                 44,994              2,291

Capital shares transactions
    Net premiums                                                                                  1,166,007            331,521
    Transfers of policy loans                                                                       (10,274)              (390)
    Transfers of cost of insurance                                                                  (90,512)           (22,884)
    Transfers of surrenders                                                                         (12,388)              (538)
    Transfers of death benefits                                                                           -                  -
    Transfers of other terminations                                                                  (5,527)                 -
    Interfund and net transfers to general account                                                  456,667            211,769
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  1,503,973            519,478
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      1,548,967            521,769
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  2,070,736        $   521,769
                                                                                            ----------------  -----------------




Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Low Duration Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 65,342                                  Dividend income                                $    4,723
     shares at net asset value of $10.30                             Capital gains distributions                         1,103
                                                                                                              -----------------
     per share (cost $672,689)                      $   673,026
                                                                                                                         5,826
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                          $   673,026        Administrative expense                               36
                                               -----------------
                                                                       Mortality and expense risk                        2,983
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                           2,807

Product Group 1             29,601     $10.09       $   298,692    REALIZED AND UNREALIZED GAINS
Product Group 2             34,718     $10.14           351,958     (LOSSES) ON INVESTMENTS
Product Group 3                419     $10.06             4,215      Net realized gains on investments                     819
Product Group 4              1,805     $10.06            18,161      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                          214
                                                                                                              -----------------
                            66,544                  $   673,026
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                      $    3,840
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                 $   293,568          $       -

Net increase in net assets resulting from operations                                                  3,840                371

Capital shares transactions
    Net premiums                                                                                    107,000             41,104
    Transfers of policy loans                                                                        (1,033)                 -
    Transfers of cost of insurance                                                                  (19,993)            (2,395)
    Transfers of surrenders                                                                          (6,410)                 -
    Transfers of death benefits                                                                           -                  -
    Transfers of other terminations                                                                       -                  -
    Interfund and net transfers to general account                                                  296,054            254,488
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    375,618            293,197
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        379,458            293,568
                                                                                            ----------------  -----------------

Net assets at end of year                                                                       $   673,026        $   293,568
                                                                                            ----------------  -----------------




Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust High Yield Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 95,966                                  Dividend income                                $   31,971
     shares at net asset value of $8.40                              Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $785,376)                      $   806,118
                                                                                                                        31,971
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                          $   806,118        Administrative expense                               35
                                               -----------------
                                                                       Mortality and expense risk                        4,335
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          27,601

Product Group 1             60,095     $11.85       $   711,952    REALIZED AND UNREALIZED GAINS
Product Group 2              5,553     $12.17            67,556     (LOSSES) ON INVESTMENTS
Product Group 3                672     $10.84             7,288      Net realized gains on investments                   3,313
Product Group 4              1,637     $11.80            19,321      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                       14,324
                                                                                                              -----------------
                            67,958                  $   806,118
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                      $   45,238
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                 $   280,287          $       -

Net increase in net assets resulting from operations                                                 45,238              7,244

Capital shares transactions
    Net premiums                                                                                    519,101            124,057
    Transfers of policy loans                                                                        (8,723)                 -
    Transfers of cost of insurance                                                                  (41,722)            (7,963)
    Transfers of surrenders                                                                         (15,809)                 -
    Transfers of death benefits                                                                           -                  -
    Transfers of other terminations                                                                     (56)                 -
    Interfund and net transfers to general account                                                   27,802            156,949
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                    480,593            273,043
                                                                                            ----------------  -----------------

Total increase in net assets                                                                        525,831            280,287
                                                                                            ----------------  -----------------

Net assets at end of year                                                                       $   806,118        $   280,287
                                                                                            ----------------  -----------------




Midland National Life Insurance Company
Separate Account A
PIMCO Variable Insurance Trust Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2004                                                      Year Ended December 31, 2004

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 123,462                                 Dividend income                                $    7,609
     shares at net asset value of $12.92                             Capital gains distributions                        31,068
                                                                                                              -----------------
     per share (cost $1,581,165)                   $  1,595,134
                                                                                                                        38,677
LIABILITIES                                                   -
                                               -----------------
                                                                     Expenses
NET ASSETS                                         $  1,595,134        Administrative expense                               58
                                               -----------------
                                                                       Mortality and expense risk                        5,832
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment income                          32,787

Product Group 1             82,475     $11.32       $   934,018    REALIZED AND UNREALIZED GAINS
Product Group 2             50,785     $11.19           568,368     (LOSSES) ON INVESTMENTS
Product Group 3              2,585     $10.71            27,699      Net realized gains on investments                   6,202
Product Group 4              5,751     $11.31            65,049      Net unrealized appreciation on
                       ------------            -----------------
                                                                      investments                                       14,144
                                                                                                              -----------------
                           141,597                 $  1,595,134
                       ------------            -----------------
                                                                   Net increase in net assets resulting from
                                                                    operations                                      $   53,133
                                                                                                              -----------------

-------------------------------------------------------------------------------------------------------------------------------

                       Statement of Changes in Net Assets
                     Years Ended December 31, 2004 and 2003

                                                                                                 2004               2003

Net assets at beginning of year                                                                 $   321,957          $       -

Net increase (decrease) in net assets resulting from operations                                      53,133               (135)

Capital shares transactions
    Net premiums                                                                                    468,596            221,201
    Transfers of policy loans                                                                        (2,207)              (300)
    Transfers of cost of insurance                                                                  (51,871)            (6,646)
    Transfers of surrenders                                                                          (1,922)                 -
    Transfers of death benefits                                                                           -                  -
    Transfers of other terminations                                                                  (3,195)                 -
    Interfund and net transfers to general account                                                  810,643            107,837
                                                                                            ----------------  -----------------

      Net increase in net assets from capital share transactions                                  1,220,044            322,092
                                                                                            ----------------  -----------------

Total increase in net assets                                                                      1,273,177            321,957
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  1,595,134        $   321,957
                                                                                            ----------------  -----------------




Midland National Life Insurance Company
Separate Account A
Notes to Financial Statements
--------------------------------------------------------------------------------

1.     Organization and Significant Accounting Policies

       Organization
       Midland National Life Separate Account A ("Separate Account"), a unit investment trust, is a segregated investment account of Midland National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account is used to fund variable universal life insurance policies of the Company. The Separate Account consists of eleven insurance products, each with different characteristics. The dates in which products were introduced result in different product groups. Sammons Securities Corporation, an affiliate, serves as the underwriter of the variable products.

       Investments
       The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance Products Fund II ("VIPF II"), Fidelity Variable Insurance Products Fund III ("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"), Massachusetts Financial Services Variable Insurance Trust Fund ("MFS"), Lord Abbett Series Fund, Inc. ("LAC"), Alger American Fund ("FAM"), AIM Variable Insurance Funds ("AIM"), LEVCO Series Trust ("LEVCO"), Van Eck Global Worldwide Insurance Trust ("VANECK"), and PIMCO Variable Insurance Trust ("PIMCO") (collectively "the Funds"), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants.

       The LEVCO Equity Value Fund, the VANECK Worldwide Hard Assets Fund, and the AIM Health Sciences Fund and Financial Services Fund were introduced in 2002. The PIMCO Total Return Portfolio, Low Duration Portfolio, High Yield Portfolio, and Real Return Portfolio were introduced effective May 1, 2003. All other portfolios have been in existence for more than three years.

       Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date. Dividends are automatically reinvested in shares of the Funds.

       The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

       Federal Income Taxes
       The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable life policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.


       Estimates
       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.     Expenses and Related Party Transactions

       The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account's prospectus.

       o A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

       o A mortality and expense risk fee is charged in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

       o A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

       o A sales and premium tax charge is deducted from each premium payment made prior to deposit into the Separate Account. Total deductions from gross contract premiums received by the Company were $5,047,861 and $4,547,914 in 2004 and 2003, respectively.

       Each management company of the Separate Account charges fees for their management advisory services as well as other operating expenses. The fees differ between companies and by portfolio within each company; however, the fees are generally calculated based on an annual rate applied to the average net asset of the respective portfolios. The effect of the fees are netted within the share value of the respective portfolios. The portfolio fee rates charged for the years ended December 31, 2004 and 2003, respectively, were as follows:

                                                             2004         2003

Fidelity Variable Insurance Products Fund I
    Money Market Portfolio                                   0.29%        0.29%
    High Income Portfolio                                    0.71%        0.69%
    Equity-Income Portfolio                                  0.58%        0.57%
    Growth Portfolio                                         0.68%        0.67%
    Overseas Portfolio                                       0.91%        0.90%
    Midcap Portfolio                                         0.71%        0.70%
Fidelity Variable Insurance Products Fund II
    Asset Manager Portfolio                                  0.65%        0.63%
    Investment Grade Bond Portfolio                          0.56%        0.54%
    Index 500 Portfolio                                      0.35%        0.34%
    Contrafund Portfolio                                     0.68%        0.67%
    Asset Manager: Growth Portfolio                          0.74%        0.73%
Fidelity Variable Insurance Products Fund III
    Balanced Portfolio                                       0.56%        0.59%
    Growth & Income Portfolio                                0.60%        0.59%
    Growth Opportunities Portfolio                           0.72%        0.72%
American Century Variable Portfolios. Inc.
    Balanced Portfolio                                       0.90%        0.90%
    Capital Appreciation Portfolio                           1.00%        1.00%
    International Portfolio                                  1.27%        1.50%
    Value Portfolio                                          0.93%        1.00%
    Income and Growth Portfolio                              0.70%        0.70%
Massachusetts Financial Services Variable Insurance Trust
    Emerging Growth Series                                   0.87%        0.87%
    Investors Trust Series                                   0.86%        0.87%
    New Discovery Series                                     1.01%        1.04%
    Research Series                                          0.88%        0.88%
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                             0.89%        0.85%
    VC Mid-Cap Value Portfolio                               1.17%        0.85%
    VC International Portfolio                               1.34%        1.40%
Alger American Fund
    Growth Portfolio                                         0.85%        0.85%
    MidCap Growth Portfolio                                  0.92%        0.93%
    Leveraged AllCap Portfolio                               0.97%        0.97%
    Small Capitalization Portfolio                           0.97%        0.97%
AIM Variable Insurance Funds
    Financial Services Fund                                  1.12%        1.11%
    Health Sciences Fund                                     1.11%        1.08%
LEVCO Series Trust
    Equity Value Fund                                        1.10%        1.10%
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                               1.20%        1.23%
PIMCO Variable Insurance Trust
    Total Return Portfolio                                   0.65%        0.65%
    Low Duration Portfolio                                   0.65%        0.65%
    High Yield Portfolio                                     0.75%        0.75%
    Real Return Portfolio                                    0.65%        0.65%



3.     Purchases and Sales of Investment Securities

       The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2004 and 2003, were as follows:

                                                             2004                               2003
                                             ---------------------------------  ---------------------------------
 Portfolio                                      Purchases          Sales           Purchases          Sales

Fidelity Variable Insurance Products Fund I
    Money Market Portfolio                      $  9,295,972     $ 10,948,722      $  8,419,799      $ 6,636,070
    High Income Portfolio                          1,999,958        1,228,364         2,121,241        1,388,417
    Equity-Income Portfolio                        7,451,085        6,083,390         6,947,192        5,622,553
    Growth Portfolio                              13,224,027       12,455,613        14,111,148       11,585,319
    Overseas Portfolio                             3,605,825        2,521,774         2,083,604        1,471,885
    Midcap Portfolio                               6,731,934        2,545,047         4,505,234        2,678,645
Fidelity Variable Insurance Products Fund II
    Asset Manager Portfolio                        2,069,688        1,875,837         2,051,786        1,741,594
    Investment Grade Bond Portfolio                5,855,160        2,984,097         7,287,773        5,128,973
    Index 500 Portfolio                           15,497,622       10,179,396        13,587,496        9,168,487
    Contrafund Portfolio                          10,387,384        7,187,999         8,981,107        6,554,251
    Asset Manager: Growth Portfolio                1,154,378          998,672         1,249,481          966,211
Fidelity Variable Insurance Products Fund III
    Balanced Portfolio                             1,407,113          776,777         1,163,370          541,934
    Growth & Income Portfolio                      1,964,477        1,649,395         2,314,278        1,662,423
    Growth Opportunities Portfolio                 2,167,407        1,835,767         2,403,865        2,215,387
American Century Variable Portfolios, Inc.
    Balanced Portfolio                               975,810          507,462           811,352          371,053
    Capital Appreciation Portfolio                 1,305,820          958,996         1,186,140          823,686
    International Portfolio                        2,896,475        1,916,965         2,392,157        1,548,568
    Value Portfolio                                4,566,366        1,480,396         2,980,084        1,457,116
    Income & Growth Portfolio                        879,734          627,812         1,094,208          867,173
Massachusetts Financial Services Variable
 Insurance Trust
    Emerging Growth Series                         3,491,495        2,871,953         3,505,503        2,535,192
    Investors Trust Series                           442,301          334,926           469,745          368,073
    New Discovery Series                           2,984,465        2,426,699         2,533,430        1,226,353
    Research Series                                1,442,416        1,174,591         1,470,013          983,815
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                   3,754,467        1,637,254         2,962,805        1,588,215
    VC Mid-Cap Value Portfolio                     4,844,824        1,919,359         3,952,167        2,724,002
    VC International Portfolio                       906,882          261,402           645,260          240,004
Alger American Fund
    Growth Portfolio                               2,726,498          988,719         1,217,883          472,869
    MidCap Growth Portfolio                        3,706,955        2,604,288         3,147,100          943,737
    Leveraged AllCap Portfolio                     3,494,330        3,008,986         3,575,533        2,473,354
    Small Capitalization Portfolio                 3,629,926        1,252,597         2,603,864        1,044,119
AIM Variable Insurance Funds
    Financial Services Fund                          928,527          591,524           955,926          715,236
    Health Sciences Fund                             864,312          525,301           898,007          474,896
LEVCO Series Trust
    Equity Value Fund                                    497              898            41,952           67,060
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                     1,711,710          967,615           761,365          434,253
PIMCO Variable Insurance Trust
    Total Return Portfolio                         2,191,446          648,336           572,596           48,300
    Low Duration Portfolio                           741,511          363,086           298,526            5,045
    High Yield Portfolio                             801,916          293,736           616,301          334,788
    Real Return Portfolio                          1,401,060          148,229           462,292          136,197
                                             ----------------  ---------------  ----------------  ---------------
                                                $133,501,776     $ 90,781,979      $116,381,583     $ 79,245,253
                                             ----------------  ---------------  ----------------  ---------------



       Purchases and sales in investment shares for the years ended December 31, 2004 and 2003, were as follows:

                                                                 2004                            2003
                                                    ------------------------------  -----------------------------
 Portfolio                                            Purchases         Sales         Purchases        Sales

Fidelity Variable Insurance Products Fund I
    Money Market Portfolio                              9,295,972      10,948,722       8,419,799      6,636,070
    High Income Portfolio                                 301,583         184,439         344,108        221,112
    Equity-Income Portfolio                               318,562         258,509         367,795        295,011
    Growth Portfolio                                      428,449         403,684         537,483        446,912
    Overseas Portfolio                                    228,368         157,489         168,928        122,837
    Midcap Portfolio                                      256,983          98,545         231,973        188,041
Fidelity Variable Insurance Products Fund II
    Asset Manager Portfolio                               144,274         131,101         157,268        131,678
    Investment Grade Bond Portfolio                       450,556         229,029         545,301        383,428
    Index 500 Portfolio                                   121,323          79,589         126,149         85,804
    Contrafund Portfolio                                  430,823         297,974         457,054        336,018
    Asset Manager: Growth Portfolio                        94,387          82,026         115,754         89,257
Fidelity Variable Insurance Products Fund III
    Balanced Portfolio                                    102,137          56,517          91,629         42,478
    Growth & Income Portfolio                             148,505         124,917         197,998        139,973
    Growth Opportunities Portfolio                        143,962         121,997         188,361        172,336
American Century Variable Portfolios, Inc.
    Balanced Portfolio                                    142,449          74,006         132,568         60,651
    Capital Appreciation Portfolio                        185,289         136,438         189,288        130,872
    International Portfolio                               437,989         291,735         441,914        286,455
    Value Portfolio                                       566,540         184,369         449,766        223,154
    Income & Growth Portfolio                             131,041          93,542         200,636        158,736
Massachusetts Financial Services Variable
 Insurance Trust
    Emerging Growth Series                                220,146         181,215         260,560        187,885
    Investors Trust Series                                 26,777          20,124          32,808         25,854
    New Discovery Series                                  214,186         172,862         210,358        103,739
    Research Series                                       104,542          85,329         125,754         84,159
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                          148,269          65,170         142,109         76,322
    VC Mid-Cap Value Portfolio                            259,809         104,553         270,337        188,041
    VC International Portfolio                            118,788          34,205         110,582         42,599
Alger American Fund
    Growth Portfolio                                       81,361          29,721          42,171         16,850
    MidCap Growth Portfolio                               196,095         136,382         198,566         63,160
    Leveraged AllCap Portfolio                            122,575         104,123         145,286        103,204
    Small Capitalization Portfolio                        196,898          68,909         177,394         74,154
AIM Variable Insurance Funds
    Financial Services Fund                                66,869          41,603          81,300         60,685
    Health Sciences Fund                                   47,516          29,097          57,444         30,445
LEVCO Series Trust
    Equity Value Fund                                          48              88           5,465          8,445
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                            106,895          60,812          66,044         41,583
PIMCO Variable Insurance Trust
    Total Return Portfolio                                208,184          61,522          55,036          4,672
    Low Duration Portfolio                                 72,008          35,251          29,076            491
    High Yield Portfolio                                   97,928          36,185          77,879         43,656
    Real Return Portfolio                                 108,952          11,538          37,334         11,286
                                                    --------------  --------------  --------------  -------------
                                                       16,327,038      15,233,316      15,489,275     11,318,053
                                                    --------------  --------------  --------------  -------------

4.     Summary of Changes from Unit Transactions

       Transactions in units for the years ended December 31, 2004 and 2003, were as follows:

                                                               2004                            2003
                                                    ------------------------------  -----------------------------
 Portfolio                                            Purchases         Sales         Purchases        Sales

Fidelity Variable Insurance Products Fund I
    Money Market Portfolio                                740,536         882,238         672,109        509,942
    High Income Portfolio                                 126,013          77,197         180,220        121,722
    Equity-Income Portfolio                               404,324         303,698         601,466        474,429
    Growth Portfolio                                      876,554         705,342       1,890,223      1,618,791
    Overseas Portfolio                                    292,341         176,634         196,869        132,548
    Midcap Portfolio                                      527,882         194,273       1,068,447        886,743
Fidelity Variable Insurance Products Fund II
    Asset Manager Portfolio                                97,145          80,250         114,199         95,579
    Investment Grade Bond Portfolio                       848,803         688,537         457,505        334,081
    Index 500 Portfolio                                 1,086,875         679,978       1,133,907        733,787
    Contrafund Portfolio                                  599,636         382,360         607,674        437,885
    Asset Manager: Growth Portfolio                        79,204          70,658          97,000         77,676
Fidelity Variable Insurance Products Fund III
    Balanced Portfolio                                    105,495          57,224          91,652         43,337
    Growth & Income Portfolio                             133,975         110,910         173,996        123,569
    Growth Opportunities Portfolio                        206,132         169,065         265,023        241,479
American Century Variable Portfolios, Inc.
    Balanced Portfolio                                     68,828          35,374          63,733         29,299
    Capital Appreciation Portfolio                        110,255          75,093         113,372         76,087
    International Portfolio                               255,021         163,561         254,384        159,619
    Value Portfolio                                       248,910          77,873         198,032         96,594
    Income & Growth Portfolio                              69,551          50,738         889,902        866,174
Massachusetts Financial Services Variable
 Insurance Trust
    Emerging Growth Series                                363,408         285,927         438,900        305,304
    Investors Trust Series                                 44,880          32,981          55,287         43,017
    New Discovery Series                                  176,273         140,380         173,224         85,675
    Research Series                                       137,561         114,073         170,286        112,407
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                          243,304         104,560         233,510        122,004
    VC Mid-Cap Value Portfolio                            234,100          92,526         241,346        167,755
    VC International Portfolio                            110,841          30,449         102,645         38,840
Alger American Fund
    Growth Portfolio                                      428,129         152,730         219,686         85,198
    MidCap Growth Portfolio                               436,443         298,363         438,001        134,975
    Leveraged AllCap Portfolio                            607,107         506,595         734,839        514,557
    Small Capitalization Portfolio                        590,393         197,918         467,079        156,000
AIM Variable Insurance Funds
    Financial Services Fund                                83,188          51,218         101,952         75,923
    Health Sciences Fund                                   81,415          49,152          97,383         51,266
LEVCO Series Trust
    Equity Value Fund                                          29              81           5,662          8,861
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                            129,404          72,999          76,873         47,249
PIMCO Variable Insurance Trust
    Total Return Portfolio                                123,981          13,004          56,192          4,718
    Low Duration Portfolio                                 72,947          35,743          29,819            479
    High Yield Portfolio                                  196,836          51,864          59,078         33,508
    Real Return Portfolio                                  66,214          23,826          44,005         13,385
                                                    --------------  --------------  --------------  -------------
                                                       11,003,932       7,235,393      12,815,480      9,060,462
                                                    --------------  --------------  --------------  -------------

5.     Net Assets

       Net assets at December 31, 2004, consisted of the following:

                                                                Accumulated          Net
                                                               Net Investment     Unrealized
                                                Capital         Income and       Appreciation
                                                 Share         Net Realized     (Depreciation)
 Portfolio                                    Transactions     Gains (Losses)   of Investments        Total

Fidelity Variable Insurance Products Fund I
    Money Market Portfolio                      $ 4,782,080        $ 779,632          $       -      $ 5,561,712
    High Income Portfolio                         4,355,308          204,121            520,722        5,080,151
    Equity-Income Portfolio                      20,053,113        5,510,719          5,225,941       30,789,773
    Growth Portfolio                             42,781,706        2,308,543          4,794,126       49,884,375
    Overseas Portfolio                            7,443,800          199,704          1,893,216        9,536,720
    Midcap Portfolio                             10,732,148          545,451          3,553,130       14,830,729
Fidelity Variable Insurance Products Fund II
    Asset Manager Portfolio                       5,093,794        2,975,689            612,949        8,682,432
    Investment Grade Bond Portfolio               9,068,390        1,379,633             67,889       10,515,912
    Index 500 Portfolio                          44,194,729       (3,842,619)         7,902,315       48,254,425
    Contrafund Portfolio                         31,029,550        1,491,953          8,999,217       41,520,720
    Asset Manager: Growth Portfolio               4,690,382         (166,670)           509,819        5,033,531
Fidelity Variable Insurance Products Fund III
    Balanced Portfolio                            3,471,226              (87)           348,451        3,819,590
    Growth & Income Portfolio                     7,351,767         (658,329)         1,012,741        7,706,179
    Growth Opportunities Portfolio               10,167,932       (2,577,708)         1,431,834        9,022,058
American Century Variable Portfolios, Inc.
    Balanced Portfolio                            2,105,039           33,087            306,703        2,444,829
    Capital Appreciation Portfolio                4,489,239       (1,106,118)           556,277        3,939,398
    International Portfolio                      10,092,461       (2,242,959)         1,856,893        9,706,395
    Value Portfolio                               8,722,645          478,037          2,014,903       11,215,585
    Income & Growth Portfolio                     2,370,633         (281,690)           495,366        2,584,309
Massachusetts Financial Services Variable
 Insurance Trust
    Emerging Growth Series                       14,941,062       (5,914,416)         2,303,749       11,330,395
    Investors Trust Series                        1,788,521         (289,273)           284,252        1,783,500
    New Discovery Series                          7,354,694       (1,136,002)         1,119,227        7,337,919
    Research Series                               4,918,733         (970,749)           946,491        4,894,475
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                  7,987,153           77,090          1,761,854        9,826,097
    VC Mid-Cap Value Portfolio                    9,140,633          563,302          2,712,257       12,416,192
    VC International Portfolio                    1,494,010          (54,072)           339,525        1,779,463
Alger American Fund
    Growth Portfolio                              4,020,707         (163,613)           358,932        4,216,026
    MidCap Growth Portfolio                       5,514,944          325,409            874,669        6,715,022
    Leveraged AllCap Portfolio                    5,818,723         (352,400)           498,612        5,964,935
    Small Capitalization Portfolio                4,984,024          262,539            811,562        6,058,125
AIM Variable Insurance Funds
    Financial Services Fund                         870,738          140,043             58,398        1,069,179
    Health Sciences Fund                            972,863           81,344             55,116        1,109,323
LEVCO Series Trust
    Equity Value Fund                                 8,375            1,561              4,149           14,085
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                    1,302,538          191,554            209,818        1,703,910
Pimco Variable Insurance Trust
    Total Return Portfolio                        2,023,451           50,996             (3,711)       2,070,736
    Low Duration Portfolio                          668,815            3,874                337          673,026
    High Yield Portfolio                            753,636           31,740             20,742          806,118
    Real Return Portfolio                         1,542,136           39,030             13,968        1,595,134
                                             ---------------   --------------  -----------------  ---------------
                                               $309,101,699      $(2,081,654)      $ 54,472,440     $361,492,484
                                             ---------------   --------------  -----------------  ---------------

6.     Financial Highlights

       The Company sells a number of variable life insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

       The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

                                                    December 31                                Year Ended December 31
                                  ----------------------------------------------  -----------------------------------------------
                                                Unit Fair Value                   Investment  Expense Ratio       Total Return
                                                  Lowest to                        Income       Lowest to          Lowest to
                                     Units         Highest         Net Assets      Ratio*       Highest**          Highest***
                                  ------------  ---------------  ---------------  ---------  -----------------  -----------------
Net assets represented by
   Fidelity Variable Insurance Products
    Fund I
    Money Market Portfolio
          2004                        429,408   $10.00 to 18.44      $5,561,712      1.29%    0.50% to 1.10%     0.00% to 0.72%
          2003                        571,109   $11.15 to 18.41      $7,214,462      1.11%    0.50% to 1.10%     -.11% to .54%
          2002                        408,938   11.09 to 18.44       $5,430,733      1.65%    0.50% to 1.10%     0.60% to 1.19%
          2001                        473,267   10.96 to 18.33       $6,055,922      3.91%    0.50% to 1.10%     2.98% to 3.59%
          2000                        231,932   10.58 to 17.80       $2,994,767      5.19%    0.50% to 1.10%     5.14% to 5.80%

    High Income Portfolio
          2004                        359,096   9.63 to 26.83        $5,080,151      7.47%    0.50% to 1.10%     7.70% to 9.06%
          2003                        310,281   8.83 to 24.75        $4,229,716      6.73%    0.50% to 1.10%    25.88% to 26.69%
          2002                        251,743   6.97 to 19.67        $2,879,583      9.93%    0.50% to 1.10%     2.29% to 2.95%
          2001                        221,299   6.77 to 19.23        $2,549,739     12.70%    0.50% to 1.10%    -12.67% to -12.19%
          2000                        204,165   7.71 to 22.02        $2,769,834      0.76%    0.50% to 1.10%    -23.33% to -22.90%

    Equity-Income Portfolio
          2004                      1,472,798   10.93 to 52.45      $30,789,773      1.45%    0.50% to 1.10%    9.30% to 10.98%
          2003                      1,372,172   10.93 to 47.58      $26,739,888      1.64%    0.50% to 1.10%    28.90% to 29.66%
          2002                      1,243,283   9.43 to 36.89       $19,627,178      1.57%    0.50% to 1.10%    -17.88% to -17.35%
          2001                      1,075,529   10.20 to 44.92      $21,808,160      1.62%    0.50% to 1.10%    -6.01% to -5.47%
          2000                        914,981   10.79 to 47.79      $21,063,063      1.61%    0.50% to 1.10%     7.25% to 7.90%

    Growth Portfolio
          2004                      2,806,273   6.86 to 50.37       $49,884,375      0.25%    0.50% to 1.10%     2.23% to 4.00%
          2003                      2,635,062   6.67 to 49.21       $47,604,009      0.25%    0.50% to 1.10%    31.39% to 32.08%
          2002                      2,363,555   5.05 to 37.50       $33,825,399      0.24%    0.50% to 1.10%    -30.88% to -30.44%
          2001                      2,023,189   7.26 to 54.25       $44,809,920      0.07%    0.50% to 1.10%    -18.56% to -18.06%
          2000                      1,623,991   8.86 to 66.61       $48,923,881      0.11%    0.50% to 1.10%    -11.96% to -11.40%

    Overseas Portfolio
          2004                        635,914   8.08 to 26.76        $9,536,720      1.03%    0.50% to 1.10%    10.60% to 13.17%
          2003                        520,207   7.14 to 23.75        $7,381,149      0.72%    0.50% to 1.10%    41.81% to 42.51%
          2002                        455,603   5.01 to 16.79        $4,692,450      0.78%    0.50% to 1.10%    -21.17% to -20.60%
          2001                        411,664   6.31 to 21.30        $5,628,966      5.08%    0.50% to 1.10%    -22.04% to -21.61%
          2000                        365,657   8.05 to 27.32        $6,824,791      1.42%    0.50% to 1.10%    -20.00% to -19.50%

   Fidelity Variable Insurance Products
    Fund I (continued)
    Midcap Portfolio
          2004                      1,013,674   12.16 to 15.59      $14,830,730      0.00%    0.50% to 1.10%    21.60% to 24.37%
          2003                        680,066   11.79 to 12.62       $8,044,599      0.31%    0.50% to 1.10%    37.02% to 37.88%
          2002                        498,371    8.58 to 9.21        $4,291,869      0.67%    0.50% to 1.10%    -10.76% to -10.26%
          2001                        214,930   9.60 to 10.32        $2,069,043      0.00%    0.50% to 1.10%    -4.10% to -3.69%
          2000                         76,122   10.00 to 15.74         $762,013      0.55%    0.50% to 1.10%          N/A

   Fidelity Variable Insurance Products
    Fund II
    Asset Manager Portfolio
          2004                        434,150   10.21 to 30.38       $8,682,432      2.64%    0.50% to 1.10%     3.30% to 5.04%
          2003                        417,255   9.73 to 29.12        $8,263,923      3.44%    0.50% to 1.10%    16.66% to 17.39%
          2002                        398,605   8.28 to 24.97        $6,960,372      3.71%    0.50% to 1.10%    -9.73% to -9.21%
          2001                        352,556   9.12 to 27.66        $7,173,216      4.04%    0.50% to 1.10%    -5.14% to -4.60%
          2000                        321,545   9.56 to 29.16        $7,340,554      3.28%    0.50% to 1.10%    -4.99% to 4.40%

    Investment Grade Bond Portfolio
          2004                        643,150   10.34 to 23.55      $10,515,913      3.54%    0.50% to 1.10%     3.29% to 3.93%
          2003                        482,884   13.73 to 22.81       $7,809,536      4.47%    0.50% to 1.10%     4.06% to 4.73%
          2002                        359,523   13.11 to 21.91       $5,620,482      2.47%    0.50% to 1.10%     9.11% to 9.80%
          2001                        159,189   11.94 to 20.08       $2,446,133      4.27%    0.50% to 1.10%     7.26% to 7.86%
          2000                        119,937   11.07 to 18.72       $1,828,843      6.10%    0.50% to 1.10%    9.99% to 10.70%

    Index 500 Portfolio
          2004                      3,207,660   8.59 to 29.14       $48,254,425      1.20%    0.50% to 1.10%    8.60% to 10.13%
          2003                      2,800,764   7.80 to 26.67       $38,919,926      1.34%    0.50% to 1.10%    26.98% to 27.66%
          2002                      2,401,648   6.11 to 20.98       $26,800,947      1.23%    0.50% to 1.10%    -23.09% to -22.56%
          2001                      1,951,738   7.89 to 27.28       $29,306,628      1.08%    0.50% to 1.10%    -13.07% to -12.53%
          2000                      1,609,845   9.02 to 31.38       $28,485,189      0.97%    0.50% to 1.10%    -10.32% to 9.80%

    Contrafund Portfolio
          2004                      2,092,964   10.75 to 28.80      $41,520,720      0.31%    0.50% to 1.10%    11.00% to 14.97%
          2003                      1,875,688   9.35 to 25.23       $33,004,372      0.42%    0.50% to 1.10%    27.00% to 27.73%
          2002                      1,706,397   7.32 to 19.85       $23,636,282      0.82%    0.50% to 1.10%    -10.34% to -9.74%
          2001                      1,568,048   8.11 to 22.14       $24,521,124      0.73%    0.50% to 1.10%    -13.21% to -12.70%
          2000                      1,283,140   9.29 to 25.51       $23,682,213      0.33%    0.50% to 1.10%    -7.64% to -7.10%

    Asset Manager: Growth Portfolio
          2004                        357,749   8.73 to 18.92        $5,033,531      2.20%    0.50% to 1.10%     3.40% to 5.43%
          2003                        349,203   8.28 to 18.06        $4,703,890      2.73%    0.50% to 1.10%    21.96% to 22.67%
          2002                        329,833   6.75 to 14.80        $3,667,172      2.81%    0.50% to 1.10%    -16.48% to -15.94%
          2001                        346,215   8.03 to 17.72        $4,600,171      2.75%    0.50% to 1.10%    -8.38% to -7.81%
          2000                        284,303   8.71 to 19.34        $4,217,105      2.11%    0.50% to 1.10%    -13.47% to -12.90%

   Fidelity Variable Insurance Products
    Fund III
    Balanced Portfolio
          2004                        282,300   10.41 to 13.95       $3,819,590      1.82%    0.50% to 1.10%     4.34% to 7.80%
          2003                        234,029   9.92 to 13.32        $3,061,281      2.46%    0.50% to 1.10%    16.46% to 17.12%
          2002                        185,724   8.47 to 11.48        $2,084,265      2.60%    0.50% to 1.10%    -9.75% to -9.22%
          2001                        154,149   9.33 to 12.72        $1,912,742      3.33%    0.50% to 1.10%    -2.68% to -2.00%
          2000                        126,226   9.52 to 13.07        $1,601,392      2.81%    0.50% to 1.10%    -5.36% to -4.80%

    Growth & Income Portfolio
          2004                        513,328   9.37 to 15.58        $7,706,179      0.83%    0.50% to 1.10%     4.63% to 5.40%
          2003                        490,263   8.90 to 14.87        $7,033,299      1.12%    0.50% to 1.10%    22.45% to 23.27%
          2002                        439,896   7.22 to 12.16        $5,130,153      1.28%    0.50% to 1.10%    -17.56% to -17.11%
          2001                        392,820   8.71 to 14.75        $5,539,047      1.25%    0.50% to 1.10%    -9.73% to -9.18%
          2000                        343,097   9.59 to 16.34        $5,361,211      1.03%    0.50% to 1.10%    -4.67% to -4.10%

    Growth Opportunities Portfolio
          2004                        818,782   7.53 to 11.42        $9,022,058      0.51%    0.50% to 1.10%     6.04% to 7.10%
          2003                        781,715   7.06 to 10.77        $8,129,627      0.73%    0.50% to 1.10%    28.37% to 29.30%
          2002                        758,228    5.46 to 8.39        $6,129,407      1.00%    0.50% to 1.10%    -22.67% to -22.33%
          2001                        667,236   7.03 to 10.85        $6,951,789      0.35%    0.50% to 1.10%    -15.37% to -14.79%
          2000                        569,912   8.25 to 12.82        $7,012,526      1.22%    0.50% to 1.10%    -17.98% to -17.50%

   American Century Variable
    Portfolios, Inc.
    Balanced Portfolio
          2004                        166,761   10.78 to 15.00       $2,444,829      1.46%    0.50% to 1.10%     7.80% to 9.26%
          2003                        133,308   9.94 to 13.82        $1,802,179      2.22%    0.50% to 1.10%    16.46% to 17.12%
          2002                         98,914   8.36 to 11.70        $1,135,668      2.35%    0.50% to 1.10%    -10.55% to -10.35%
          2001                         69,364   9.30 to 13.08          $888,981      2.36%    0.50% to 1.10%    -4.60% to -3.72%
          2000                         49,521   9.69 to 13.71          $655,058      1.93%    0.50% to 1.10%    -3.72% to -3.10%

    Capital Appreciation Portfolio
          2004                        318,015   7.81 to 13.57        $3,939,398      0.00%    0.50% to 1.10%     6.43% to 6.99%
          2003                        282,852   7.30 to 12.75        $3,313,869      0.00%    0.50% to 1.10%    19.05% to 19.87%
          2002                        245,529   6.09 to 10.71        $2,405,459      0.00%    0.50% to 1.10%    -22.05% to -21.52%
          2001                        210,366   7.76 to 13.74        $2,616,705      0.00%    0.50% to 1.10%    -28.85% to -28.48%
          2000                        146,195   10.85 to 19.31       $2,614,605      0.00%    0.50% to 1.10%     7.88% to 8.50%

    International Portfolio
          2004                        785,732   6.55 to 13.25        $9,706,395      0.50%    0.50% to 1.10%    12.50% to 14.51%
          2003                        694,272   5.72 to 11.66        $7,551,029      0.66%    0.50% to 1.10%    23.13% to 23.81%
          2002                        599,832    4.62 to 9.47        $5,308,390      0.74%    0.50% to 1.10%    -21.21% to -20.75%
          2001                        483,680   5.83 to 12.02        $5,449,486      0.08%    0.50% to 1.10%    -29.99% to -29.59%
          2000                        360,479   8.28 to 19.31        $5,843,591      0.10%    0.50% to 1.10%    -17.73% to -17.20%

   American Century Variable
    Portfolios, Inc. (continued)
    Value Portfolio
          2004                        576,216   10.88 to 20.29      $11,215,585      1.51%    0.50% to 1.10%    8.80% to 13.79%
          2003                        405,178   14.72 to 17.93       $7,007,967      0.90%    0.50% to 1.10%    27.51% to 28.33%
          2002                        303,774   11.47 to 14.07       $4,118,748      0.83%    0.50% to 1.10%    -13.57% to -13.11%
          2001                        206,111   13.2 to 16.28        $3,233,975      0.89%    0.50% to 1.10%    11.58% to 12.24%
          2000                        135,863   11.76 to 17.17       $1,918,616      0.99%    0.50% to 1.10%    16.81% to 17.60%

    Income & Growth Portfolio
          2004                        203,727   9.41 to 12.90        $2,584,309      1.31%    0.50% to 1.10%    10.00% to 12.43%
          2003                        184,915   8.37 to 11.52        $2,073,156      1.17%    0.50% to 1.10%    27.98% to 28.57%
          2002                        161,239    6.51 to 8.90        $1,412,025      1.02%    0.50% to 1.10%    -20.25% to -19.73%
          2001                        130,094   8.11 to 11.24        $1,426,734      0.77%    0.50% to 1.10%    -9.42% to -8.77%
          2000                         93,648   8.89 to 12.38        $1,128,552      0.45%    0.50% to 1.10%    -11.56% to -11.10%

   Massachusetts Financial Services
    Variable Insurance Trust
    Emerging Growth Series
          2004                      1,096,262   5.08 to 10.98       $11,330,395      0.00%    0.50% to 1.10%    9.40% to 12.39%
          2003                      1,018,780    4.52 to 9.81        $9,426,673      0.00%    0.50% to 1.10%    28.82% to 29.51%
          2002                        885,042    3.49 to 7.60        $6,373,101      0.00%    0.50% to 1.10%    -34.46% to -34.03%
          2001                        736,262   5.29 to 11.57        $8,123,686      0.00%    0.50% to 1.10%    -34.23% to -33.88%
          2000                        430,552   8.00 to 17.56        $7,413,717      5.30%    0.50% to 1.10%    -20.52% to -20.00%

    Investors Trust Series
          2004                        169,542   8.80 to 11.09        $1,783,500      0.60%    0.50% to 1.10%    10.16% to 10.90%
          2003                        157,644    7.94 to 9.56        $1,503,147      0.63%    0.50% to 1.10%    20.84% to 21.59%
          2002                        145,439    6.53 to 7.89        $1,145,465      0.51%    0.50% to 1.10%    -21.88% to -21.42%
          2001                        108,310   8.31 to 10.08        $1,089,989      0.47%    0.50% to 1.10%    -16.86% to -16.40%
          2000                         75,085   9.94 to 12.10          $907,718      1.37%    0.50% to 1.10%    -45.50% to -0.60%

    New Discovery Series
          2004                        391,199   8.84 to 19.24        $7,337,919      0.00%    0.50% to 1.10%     5.32% to 6.00%
          2003                        355,305   8.34 to 18.24        $6,311,978      0.00%    0.50% to 1.10%    32.28% to 33.01%
          2002                        267,770   6.27 to 13.76        $3,607,321      0.00%    0.50% to 1.10%    -32.39% to -32.00%
          2001                        209,828   9.22 to 20.30        $4,167,704      0.00%    0.50% to 1.10%    -6.10% to -5.44%
          2000                        121,519   9.75 to 21.57        $2,558,124      1.25%    0.50% to 1.10%    -5.72% to -3.03%

    Research Series
          2004                        437,725   7.97 to 11.33        $4,894,475      1.03%    0.50% to 1.10%    12.10% to 15.34%
          2003                        414,237    6.91 to 9.87        $4,014,175      0.62%    0.50% to 1.10%    23.39% to 24.06%
          2002                        356,124    5.57 to 7.99        $2,793,015      0.26%    0.50% to 1.10%    -25.38% to -24.93%
          2001                        280,754   7.42 to 10.68        $2,933,918      0.01%    0.50% to 1.10%    -22.17% to -21.65%
          2000                        152,977   9.47 to 13.68        $2,068,139      5.31%    0.50% to 1.10%    -5.81% to -5.30%

   Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio
          2004                        605,330   11.06 to 16.56       $9,826,097      0.93%    0.50% to 1.10%    10.60% to 12.05%
          2003                        466,586   11.37 to 14.84       $6,826,851      0.74%    0.50% to 1.10%    29.59% to 30.39%
          2002                        355,079   8.72 to 11.43        $4,003,870      0.66%    0.50% to 1.10%    -18.97% to -18.43%
          2001                        223,756   10.69 to 14.07       $3,115,424      0.69%    0.50% to 1.10%    -7.73% to -7.20%
          2000                         95,009   11.52 to 15.22       $1,443,931      1.16%    0.50% to 1.10%    14.52% to 15.20%

    VC Mid-Cap Value Portfolio
          2004                        549,931   11.60 to 22.69      $12,416,192      0.32%    0.50% to 1.10%    16.00% to 23.45%
          2003                        408,357   18.17 to 18.47       $7,531,058      0.55%    0.50% to 1.10%    23.39% to 24.11%
          2002                        334,830   14.64 to 14.93       $4,984,990      0.65%    0.50% to 1.10%    -10.74% to -10.24%
          2001                        214,826   16.31 to 16.70       $3,571,997      0.47%    0.50% to 1.10%     6.80% to 7.51%
          2000                         59,942   15.17 to 15.59         $927,688      1.25%    0.50% to 1.10%    50.10% to 51.70%

    VC International Portfolio
          2004                        197,010   7.15 to 10.93        $1,779,463      0.15%    0.50% to 1.10%    9.30% to 19.97%
          2003                        116,619    5.96 to 7.68          $875,416      2.06%    0.50% to 1.10%    39.74% to 40.57%
          2002                         52,845    4.24 to 5.40          $282,105      1.17%    0.50% to 1.10%    -18.66% to -18.15%
          2001                         28,194    5.18 to 6.62          $186,047      0.25%    0.50% to 1.10%    -27.50% to -27.04%
          2000                         11,179    7.10 to 9.11          $101,989      6.58%    0.50% to 1.10%    -29.43% to -29.00%

   Alger American Fund
    Growth Portfolio
          2004                        634,599   6.60 to 10.66        $4,216,027      0.00%    0.50% to 1.10%     4.39% to 6.60%
          2003                        359,201    6.31 to 7.74        $2,277,259      0.00%    0.50% to 1.10%    33.68% to 34.45%
          2002                        224,909    4.71 to 5.79        $1,061,218      0.04%    0.50% to 1.10%    -33.75% to -33.24%
          2001                        114,955    7.10 to 8.74          $817,449      0.23%    0.50% to 1.10%    -12.60% to -12.30%
          2000                          9,951    8.12 to 8.13           $80,823      0.00%    0.50% to 1.10%    -18.80% to -18.70%

    Mid-Cap Growth Portfolio
          2004                        723,046   9.24 to 11.16        $6,715,021      0.00%    0.50% to 1.10%    11.60% to 12.57%
          2003                        584,966    8.25 to 9.79        $4,841,496      0.00%    0.50% to 1.10%    46.12% to 47.01%
          2002                        282,007    5.63 to 6.70        $1,590,097      0.00%    0.50% to 1.10%    -30.28% to -29.88%
          2001                        162,453    8.06 to 9.61        $1,311,633      0.00%    0.50% to 1.10%    -7.36% to -3.90%
          2000                         27,232    8.70 to 8.71          $236,992      0.00%    0.50% to 1.10%    -13.00 to -12.90%

    Leveraged AllCap Portfolio
          2004                      1,006,994   5.87 to 10.76        $5,964,934      0.00%    0.50% to 1.10%     6.95% to 7.57%
          2003                        906,481    5.48 to 7.91        $4,995,171      0.00%    0.50% to 1.10%    33.16% to 34.06%
          2002                        686,579    4.10 to 5.94        $2,830,287      0.01%    0.50% to 1.10%    -34.58% to -34.29%
          2001                        307,177    6.26 to 9.08        $1,935,789      0.00%    0.50% to 1.10%    -16.76% to -9.20%
          2000                         83,262    7.52 to 7.53          $625,949      0.00%    0.50% to 1.10%    -24.80% to -24.70%

    Small Capitalization Portfolio
          2004                        905,593   6.63 to 11.08        $6,058,125      0.00%    0.50% to 1.10%    10.80% to 16.01%
          2003                        513,117    5.74 to 8.90        $2,972,490      0.00%    0.50% to 1.10%    40.60% to 41.71%
          2002                        201,854    4.07 to 6.33          $827,703      0.00%    0.50% to 1.10%    -26.99% to -26.65%
          2001                         47,786    5.56 to 8.67          $270,350      0.04%    0.50% to 1.10%    -30.15% to -13.30%
          2000                          4,166    7.96 to 7.97           $33,163      0.00%    0.50% to 1.10%    -20.40% to -20.30%

   AIM Variable Insurance Funds
    Financial Services Fund
          2004                         92,159   10.75 to 11.73       $1,069,179      0.83%    0.50% to 1.10%     7.45% to 8.11%
          2003                         60,189   10.74 to 10.85         $648,768      0.26%    0.50% to 1.10%    28.16% to 29.01%
          2002                         34,167    8.38 to 8.41          $286,647      1.31%    0.50% to 1.10%    -16.20% to -15.90%

    Health Sciences Fund
          2004                        100,763   10.20 to 11.13       $1,109,323      0.00%    0.50% to 1.10%     2.00% to 7.02%
          2003                         68,501   10.29 to 10.40         $707,641      0.00%    0.50% to 1.10%    26.41% to 27.14%
          2002                         22,372    8.14 to 8.18          $182,544      0.00%    0.50% to 1.10%    -18.60% to -18.20%

   LEVCO Series Trust
    Equity Value Fund
          2004                          1,329   10.55 to 11.14          $14,085      1.64%    0.50% to 1.10%    5.50% to 13.20%
          2003                          1,380   9.40 to 10.31           $12,694      2.24%    0.50% to 1.10%    27.51% to 27.97%
          2002                          4,581    7.37 to 7.40           $33,802      0.00%    0.50% to 1.10%    -26.30% to -26.00%

   Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund
          2004                        112,843   12.47 to 15.27       $1,703,910      0.21%    0.50% to 1.10%    22.59% to 24.70%
          2003                         56,437   12.30 to 12.43         $694,771      0.36%    0.50% to 1.10%    43.56% to 44.29%
          2002                         26,804    8.54 to 8.58          $229,300      0.00%    0.50% to 1.10%    -14.60% to -14.20%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
          2004                        141,597   10.36 to 10.60       $2,070,736      1.73%    0.50% to 1.10%     3.75% to 4.43%
          2003                         51,475   10.12 to 10.16         $521,769      1.10%    0.50% to 1.10%     5.00% to 5.40%

    Low Duration Portfolio
          2004                         66,544   10.06 to 10.16         $673,026      0.98%    0.50% to 1.10%     0.60% to 1.40%
          2003                         29,340   9.99 to 10.03          $293,568      0.25%    0.50% to 1.10%     -.10% to .20%

    High Yield Portfolio
          2004                        196,446   10.84 to 11.92         $806,118      5.89%    0.50% to 1.10%     8.36% to 8.96%
          2003                         25,570   10.90 to 14.21         $280,287      6.71%    0.50% to 1.10%     1.20% to 1.60%

    Real Return Portfolio
          2004                         67,958   10.71 to 11.43       $1,595,134      0.79%    0.50% to 1.10%     7.10% to 8.35%
          2003                         30,621   10.50 to 10.54         $321,957      0.37%    0.50% to 1.10%     8.90% to 9.40%



* The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.


** The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage of change from inception to the end of the period.

                                                         PART C

                                                   OTHER INFORMATION


Item 26.    Exhibits


(a)  Board of Directors Resolutions.
Resolution of the Board of Directors of Midland National Life establishing the Separate Account A (3)

(b)  Custodian Agreements.  Not Applicable

(c)  Underwriting Contracts.
     1)   Principal Underwriting Agreement (10)
     2)   Selling Agreement (10)
     3)   Commission schedule (10)

(d)  Contracts.
          Form of Policy (7)

(e)  Applications.
               Application Form. (6)

(f)  Depositor's Certificate of Incorporation and By-Laws.

     1)   Articles of Incorporation of Midland National Life. (3)
     2)   By-Laws of Midland National Life. (3)

(g)  Reinsurance Contracts.

          Form of Reinsurance Contracts (10)

(h)  Participation Agreements.

     1.(a)  Form of Participation Agreements between Midland National Life Insurance Company and Fidelity
            Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II. (2)

       (b)  Amendments to Participation Agreements for Fidelity Distributors Corporation/Variable Insurance Products
            Fund, and Variable Products Fund II. (2)

       (c)  Form of Participation Agreement between Midland National Life Insurance Company and Fidelity
            Distributors Corporation/Variable Insurance Products Fund III. (3)

       (d)  Form of Participation Agreement between Midland National Life Insurance Company and American Century
            Investment Services, Inc. (2)

       (e)  Form of Participation Agreement between Midland National Life Insurance Company and Lord Abbett
            Series Funds, Inc. (4)

       (f)  Amendments to Participation Agreement for Lord Abbett Series Funds, Inc. (5)

       (g)  Form of Participation Agreement between Midland National Life Insurance Company and Massachusetts
            Financial Variable Insurance Trusts. (4)

       (h)  Form of Participation Agreement between Midland National Life Insurance Company and Fred Alger
            Management, Inc. (8)

       (i)  Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products
            Fund III. (8)

       (j)  Form of Participation Agreement between Midland National Life Insurance Company and  INVESCO
            Variable Investment Funds, Inc. (9)

       (k)  Form of Participation Agreement between Midland National Life Insurance Company and Van Eck Global
            Worldwide Insurance Trust (9)

       (l)  Form of Participation Agreement between Midland National Life Insurance Company and Pacific
            Investment Management Company LLC (10)

(i)  Administrative Contracts. Not Applicable.

(j)  Other Material Contracts.  Not Applicable.


(k)  Legal Opinion.


1)        Opinion and Consent of Stephen P. Horvat, Jr. (14)

2)        Power of Attorney (14)


(l)  Actuarial Opinion.   (14)


(m)  Calculation of Illustrations (12)

(n)  Other Opinions.


     1)   Consent of Sutherland Asbill & Brennan LLP (14)

     2)   Consent of PricewaterhouseCoopers  LLP (14)



(o)  Omitted Financial Statements.  Not Applicable.

(p)  Initial Capital Agreements.  Not Applicable.


(q)  Redeemability Exemption.  Memorandum describing Midland National Life's issuance, transfer and redemption procedures for the Policy. (13)

----------

(2)   Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 filed on April 23, 1997 (File No.
      333-14061).
(3)   Incorporated herein by reference to Post Effective Amendment No. 1 for Form S-6 on April 28, 1998 (File No.
      333-14061).
(4)   Incorporated herein by reference to Post Effective Amendment No. 3 for Form S-6 on April 29, 1999 (File No.
      333-14061).
(5)   Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form S-6 on  August 31, 1999 (File No.
      333-80975).
(6)   Incorporated herein by reference to Post-Effective Amendment No. 4 for Form S-6 on February 17, 2000 (File
      No. 333-14061).
(7)   Incorporated herein by reference to Post-Effective Amendment No. 5 for Form S-6 on April 28, 2000 (File No.
      333-14061).
(8)   Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File
      No. 333-14061).
(9)   Incorporated herein by reference to Post-Effective Amendment No. 1 on April 22, 2002 for Form N-4 (File
      333-71800).
(10)  Incorporated herein by reference to Post-Effective Amendment No. 11 on April 29, 2003 for Form N-6 (File
      333-14061)
(11)  Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-6 on April 28, 2004 (File
      333-58300)

(12)  Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-6 on April 29, 2004 (File
      333-14081)
(13)  Incorporated herein by reference to Post-Effective Amendment No. 9 for Form N-6 on April 28, 2005 (File
      333-58300)
(14)  Filed herewith.


Item 27.  Directors and Officers of the Depositor


                Name and Principal Business Address*                           Position and Offices with Depositor
                ------------------------------------                           -----------------------------------
Steven C. Palmitier..........................................      President and Chief Operating Officer - Director
Stephen P. Horvat, Jr***.....................................      Senior Vice President, Chief Legal Officer and

                                                                   Secretary - Director
Donald J. Iverson............................................      Senior Vice President and Corporate Actuary  -
                                                                   Director

Melody Jensen................................................      Vice President and General Counsel
Jon P. Newsome**.............................................      Executive Vice President, Annuity Division
Thomas M. Meyer..............................................      Senior Vice President and Chief Financial Officer
Gary J. Gaspar***............................................      Senior Vice President and Chief Information Officer
Gary W. Helder...............................................      VicePresident, Policy Administration
Robert W. Buchanan...........................................      Vice President, New Business
Timothy A. Reuer.............................................      Vice President, Product Development
Esfandyar Dinshaw**..........................................      Executive Vice President, Annuity Division
Robert Tekolste**............................................      Senior Vice President, Annuity Division
Meg J. Taylor***.............................................      Vice President and Chief Compliance Officer
Tracy Michels***.............................................      Assistant Vice President and Deputy Compliance
                                                                   Officer
Kevin Bachmann...............................................      Senior Vice President, Sales, and Chief Marketing
                                                                   Officer
Gregory Helms................................................      2nd Vice President, Policy Administration
Cindy Reed**.................................................      Vice President and Chief Marketing Officer,

                                                                   Annuity Division

Ron Markway**................................................      2nd Vice President, Annuity Division
Michael Yanacheak**..........................................      2nd Vice President, Product Development, Annuity

                                                                   Division
Lance Larsen**...............................................      Assistant Vice President, Annuity Division

------------------------------------------------------------------------------------------------------------------------

  *   Unless noted otherwise, the principal business address for each officer and director is One Midland Plaza, Sioux Falls, SD 57193-9991
 **   Annuity Division, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266
***   525 W. Van Buren, Chicago, IL 60607


Item 28.  Persons Controlled by or Under Common Control With the Depositor or Registrant -
-------



            The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons
Enterprises, Inc.  The Registrant is a segregated asset account of Midland.  Sammons Enterprises, Inc, is owned by
The Charles A. Sammons 1987 Charitable Remainder Trust Number Two.  Other direct or indirect subsidiaries of
Sammons Enterprises, Inc. (SEI) are:

  ----------------------------------------------------------- --------------------------- --------------------------

                                                                                             Percent Of Voting
  Name                                                               Jurisdiction             Securities Owned
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Communications, Inc.                                         Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Communication of Pennsylvania, Inc.
      Sammons Communication of Pennsylvania, Inc.
      merged into Sammons Communications, Inc. as of                   Delaware                     100%
      12/31/2004

  ----------------------------------------------------------- --------------------------- --------------------------
  Consolidated Investment Services, Inc. (CISI)                         Nevada                      100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Richmond Holding Company, LLC                                        Delaware                  5% by CISI
                                                                                                 95% by SEI
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Financial Group, Inc. (SFG)                                  Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Midland National Life Insurance Company                                Iowa                       100%
  ----------------------------------------------------------- --------------------------- --------------------------
  North American Company for Life and Health Insurance

  (NACOLAH)                                                            Illinois                     100%

  ----------------------------------------------------------- --------------------------- --------------------------

  North American Company for Life and Health Insurance                 New York                     100%
  of New York

  ----------------------------------------------------------- --------------------------- --------------------------
  NACOLAH Ventures, L.L.C.                                             Delaware                99% by NACOLAH
                                                                                                  1% by SFG
  ----------------------------------------------------------- --------------------------- --------------------------
  Parkway Holdings, Inc.                                               Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Parkway Mortgage, Inc.                                               Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------
  CH Holdings, Inc.                                                    Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Corporation                                                   Texas                       100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Otter, Inc.                                                          Oklahoma                     100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Cathedral Hill Hotel, Inc.                                           Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Power Development, Inc.                                      Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Gila Bend Power Partners,  L.L.C.                                    Delaware                      50%
  ----------------------------------------------------------- --------------------------- --------------------------

  Mountain Valley Spring Company
      Asset sale on 4/23/2004.
      Corporate name changed to H2O Distribution, Inc. as              Arkansas                     100%
      of 4/26/2004

  ----------------------------------------------------------- --------------------------- --------------------------

  Water Lines, Inc.
      Asset sale on 4/23/2004.
      Corporate name changed to H2O Transportation, Inc.
      as of 4/26/2004.                                                 Arkansas                     100%
      H2O Transportation, Inc. merged into H2O
      Distribution, Inc. as of 12/31/2004.

  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Distribution Holdings, Inc.                                  Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons VSC, Inc.                                                    Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------

  Vinson Supply (UK) LTD.                                           United Kingdom                   50%
      Voluntarily dissolved (in the UK) as of 4/20/2004

  ----------------------------------------------------------- --------------------------- --------------------------

  Mylon C. Jacobs Supply Co.                                           Oklahoma                     100%

  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons CTP, Inc.                                                  Pennsylvania                   100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons VPC, Inc.                                                    Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------

     Tie Investors, L.L.C.                                              Texas                        75%
       Name changed to Opus 5949 LLC as of 1/25/2005

  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Distribution, Inc.                                           Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons BW, Inc.                                                     Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------
  TMIS, Inc.                                                            Texas                       100%
  ----------------------------------------------------------- --------------------------- --------------------------
  B-W Mex, Inc.                                                        Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Abastecedora de Services Industriales y Productos S.A.                                      99.9% by Sammons
  de C.V.  (ASPI)                                                                                 BW, Inc.
                                                                        Mexico                 0.01% TMIS, Inc
  ----------------------------------------------------------- --------------------------- --------------------------
  Sealing Specialists of Texas, Inc.                                    Texas                       100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs ITD Corp.                                                     Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs Equipment Trust                                               Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs Equipment Mexico, Inc.                                        Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Montecargas Yale de Mexico S. A. de C.V. (YALESA)                                             99% by Briggs
                                                                                               Equipment Trust
                                                                        Mexico                  1% by Briggs
                                                                                           Equipment Mexico, Inc.
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs Equipment S.A. de C.V. (BESA)                                                          99% by Briggs
                                                                                               Equipment Trust
                                                                        Mexico                  1% by Briggs
                                                                                           Equipment Mexico, Inc.
  ----------------------------------------------------------- --------------------------- --------------------------
  Briggs Construction Equipment, Inc.                                  Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Crestpark LP, Inc.                                                   Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Crestpark Holding, Inc.                                              Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Venture Properties, Inc.                                     Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Realty Corporation                                           Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Legacy Venture GP, Inc.                                      Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Legacy Venture LP, Inc.                                      Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Income Properties, Inc.                                      Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Eiger Venture, Inc.                                          Delaware                     100%
      Voluntarily dissolved as of 7/1/2004

  ----------------------------------------------------------- --------------------------- --------------------------
  GBH Venture Co., Inc.                                                Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Grand Bahama Hotel Co.                                               Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Jack Tar Grand Bahama Limited                                        Bahamas                      100%
  ----------------------------------------------------------- --------------------------- --------------------------
  The Grove Park Inn Resort, Inc.                                      Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Tours, Inc.                                                  Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------
  Sammons Securities, Inc.                                             Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------

  Sammons Securities Company, L.L.C.                                   Delaware                      50%

  ----------------------------------------------------------- --------------------------- --------------------------
  Herakles Investments, Inc.                                           Delaware                     100%
  ----------------------------------------------------------- --------------------------- --------------------------

  Sponsor Investments, L.L.C.                                           Texas                        75%

  ----------------------------------------------------------- --------------------------- --------------------------
  SG Reliant Investors, LLC                                            Delaware                      80%
  ----------------------------------------------------------- --------------------------- --------------------------

Item 29.    Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law.
This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Item 30.    Principal Underwriter--
-------


             (a) Other Activity. In addition to Midland National Life Separate
                 Account A, Sammons Securities Company LLC, the principal underwriter of the Registrant, is also the principal underwriter for variable annuity contracts issued through Midland National Life Separate Account C and North American
                 Separate Account VA1.


            (b)  Management.  The directors and principal officers of Sammons Securities Company LLC are as follows:

                  ----------------------------------------------- ---------------------------------------
                  Name and Principal                              Positions and Offices
                                                                  with

                                                                  Sammons Securities Company,
                  Business Address*                               LLC

                  ----------------------------------------------- ---------------------------------------
                  Steve Palmitier                                 President
                  One Midland Plaza,
                  Sioux Falls, SD 57193-9991

                  ----------------------------------------------- ---------------------------------------
                  Jerome S. Rydell                                Chairman

                  ----------------------------------------------- ---------------------------------------
                  Michael Masterson                               Vice-Chairman
                  525 West Van Buren
                  Chicago, IL  60607

                  ----------------------------------------------- ---------------------------------------
                  Michael J. Brooks                               Vice-President

                  ----------------------------------------------- ---------------------------------------

                  Kevin Bachmann                                  Chief Marketing Officer
                  One Midland Plaza
                  Sioux Falls, SD  57193-9991

                  ----------------------------------------------- ---------------------------------------
                  Lisa S. Hoyne                                   Vice-President
                  One Midland Plaza,
                  Sioux Falls, SD 57193-9991
                  ----------------------------------------------- ---------------------------------------
                  Brandon D. Rydell                               Vice-President

                  ----------------------------------------------- ---------------------------------------
           * Unless otherwise indicated, the address of each executive officer of Sammons Securities Company LLC is:
           4261 Park Road,  Ann Arbor  MI  48103

(c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


         (1)                        (2)                       (3)                     (4)                     (5)
  Name of Principal          Net Underwriting
     Underwriter               Discounts and            Compensation on            Brokerage                 Other
                               Commissions*                Redemption             Commissions            Compensation*
-------------------          ----------------           ---------------           ------------            ------------
  Sammons Securities            $11,280,611                   None                    N/A                   $84,005
     Company, LLC

* Includes total sales compensation paid to registered persons of Sammons
Securities Company and an underwriting fee of 1.25% of first-year commissions paid to Sammons Securities Company for all of Midland Nationals variable universal life insurance policies under Separate Account A. In exchange for the underwriting fee, Sammons Securities Company provides various administrative services. Examples of the services provided include registered representative training sessions, tracking and notification firm element training, attendance at Annual Compliance Meetings, and continuing education required by the NASD to maintain licensing for all affiliated registered representatives licensed with Midland National.




Item 31.    Location of Accounts and Records

            The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at One Midland Plaza
Sioux Falls, SD 57193 and Sammons Financial Group, 525 W. Van Buren, Chicago, IL
60607.

Item 32.    Management Services

            All management contracts are discussed in Part A or Part B.

Item 33.    Fee Representation

            Midland National Life Insurance Company represents that the aggregate charges under the Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Midland National Life Insurance Company.




                                                       SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant, Midland National Life Separate Account A, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 28th day of April, 2005.


                                                                     MIDLAND NATIONAL LIFE
                                                                         SEPARATE ACCOUNT A (REGISTRANT)

Attest:  /s/                                                         By:  /s/*
        ------------------------------------------------------            ---------------------------

                                                                               MICHAEL M. MASTERSON
                                                                               Chairman of the Board


                                                            By:  MIDLAND NATIONAL LIFE
                                                                       INSURANCE COMPANY (DEPOSITOR)


Attest:  /s/                                                By:   /s/ *
        ----------------------------------------------------     -------------------------------------
                                                                               MICHAEL M. MASTERSON
                                                                               Chairman of the Board



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 28, 2005.


                       Signatures                                          Title

/s/  *                                         Chairman of the Board of Directors,
----------------------------------------------    Director, Chief Executive Officer
  MICHAEL M. MASTERSON                               (Principal Executive Officer)


/s/  *                                         Senior Vice President,
----------------------------------------------   Chief Financial Officer (Principal Financial Officer)
  THOMAS M. MEYER


/s/  *                                         Senior Vice President, Director
----------------------------------------------
  JOHN J. CRAIG, II


/s/  *                                         Director, President and Chief Operating Officer
-----------------------------------------------
  STEVEN C. PALMITIER

/s/  *                                         Director, Senior Vice President,
-----------------------------------------------   Corporate Actuary
      DONALD J. IVERSON

/s/  *                                         Director, Senior Vice President,
-----------------------------------------------  Chief Legal Officer and Secretary
      STEPHEN P. HORVAT, JR.

/s/  *                                         Director, President of Sammons Enterprises
-----------------------------------------------
      ROBERT W. KORBA



*By:  /s/______________________________________                  Date: 4-28-05
                                                           ---------------------------

                   Therese M. Michels
                     Attorney-in-Fact
               Pursuant to Power of Attorney


                           Registration No. 333-14081


                         POST EFFECTIVE AMENDMENT NO. 12



--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


--------------------------------------------------------------------------------



                                    EXHIBITS

                                       TO

                                    FORM N-6

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       FOR

                    MIDLAND NATIONAL LIFE SEPARATE ACCOUNT A

                                       AND

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY



--------------------------------------------------------------------------------

Exhibit Index

---------------------------- ---------------------------------------------------
Item                         Exhibit
---------------------------- ---------------------------------------------------

26(k)                        (1) Opinion and Consent of Counsel

                             ---------------------------------------------------
                             (2) Power of Attorney
---------------------------- ---------------------------------------------------
26(l)                        Actuarial Opinion
---------------------------- ---------------------------------------------------
26(n)                        (1)Consent of Sutherland Asbill & Brennan LLP
                             (2) Consent of PricewaterhouseCoopers LLP
---------------------------- ---------------------------------------------------

April 26, 2005



The Board of Directors
Midland National Life Insurance Company
Des Moines, Iowa

Gentlemen:

With reference to the Registration Statement for Midland National Life Separate Account A filed on form N-6 (File number 333-14081 Amendment 12) with the Securities and Exchange Commission covering flexible premium variable life insurance policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

1. Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium variable life insurance contracts by the Department of Insurance of the State of Iowa.

2. The Midland National Life Insurance Company Separate Account A is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

3. The flexible premium variable life insurance contracts, when issued as contemplated by said Form N-6 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

I hereby consent to the filing of this opinion as an Exhibit to said N-6 Registration Statement.


Sincerely,



/s/


Stephen P. Horvat, Jr.
Senior Vice President and
Chief Legal Officer

                                POWER OF ATTORNEY



The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the "Company"), hereby constitute and appoint Stephen P. Horvat Jr., and Therese M. Michels, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.



          IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this _____day of ________________ 2003.


SIGNATURE                   DATE           SIGNATURE                     DATE

/s/                         1/8/03         /s/                           1/7/03
--------------------------- ------         ----------------------------- ------
Michael M. Masterson                       John J. Craig II



/s/                         1/7/03          /s/                         1/7/03
--------------------------- -------        ---------------------------- ------
Steven C. Palmitier                        Donald J. Iverson



/s/                         1/7/03         /s/                           1/7/03
--------------------------- -------        ----------------------------- ------
Stephen P. Horvat, Jr.                     Thomas M. Meyer



/s/                         1/8/03
--------------------------- ------
Robert W. Korba

April 26, 2005

Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD 57193


Gentlemen:

This opinion is furnished in connection with the filing of Post- Effective Amendment No. 12 to Registration Statement No. 333-14081 on Form N-6 ("Registration Statement") which covers premiums expected to be received under the flexible premium Variable Universal Life Insurance policy ("Policy") to be offered by Midland National Life Insurance Company. The Prospectus included in the Registration Statement describes policies which will be offered by Midland in each State where they have been approved by appropriate State insurance authorities. The policy forms were prepared under my direction, and I am familiar with the Registration Statement and Exhibits thereto.

In my opinion:

The illustrations of death benefits, policy fund and accumulated premiums in the illustration section of the Prospectuses included in the Registration Statement (the "Prospectus"), based on the assumptions stated in the illustrations, are consistent with the provisions of the Contract and Midland Nationals administrative procedures. The rate structure of the Contracts has not been designed, and the assumptions for the illustrations (including sex, age, rating classification, and premium amount and payment schedule) have not been selected, so as to make the relationship between premiums and benefits, as shown in the illustrations, appear to be materially more favorable than for any other prospective purchaser with different assumptions. The illustrations are based on a commonly used rating classification and premium amounts and ages appropriate for the markets in which the policy is sold.

I hereby consent to the filing of this opinion as an Exhibit to the Registration Statement.

Sincerely,


/s/


Randy D. Shaull, FSA, MAAA
Associate Actuary - Product Development

                                 April 19, 2005




Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD  57193

                   RE:      VEUL and VEUL2 and Premier
                            Form N-6, File No. 333-14081

Gentlemen:

                   We hereby consent to the reference to our name under the caption "Legal Matters" in the Statement of Additional Information filed as part of the Post-Effective Amendment No. 12 to the Registration Statement on Form N-6 filed by Midland National Life Insurance Company Separate Account A for certain variable life insurance contracts (File No. 333-14081). In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                                        Very truly yours,

                                        SUTHERLAND ASBILL & BRENNAN LLP



                                        By:      /s/
                                             -----------------------------------
                                                Frederick R. Bellamy

CONSENT OF INDEPENDENT ACCOUNTANTS

We consent to the inclusion in Post effective Amendment No. 12 to this Registration Statement of Midland National Life Separate Account A on Form N-6 (File No. 333-14081) of our report dated April 22, 2005 on our audit of the financial statements of Midland National Life Separate Account A and our report dated March 4, 2005 on our audit of the financial statements of Midland National Life Insurance Company, respectively, which appear in such Registration Statement. We also consent to the reference of our firm under the caption "Financial Matters" in such Registration Statement.



PRICEWATERHOUSECOOPERS LLP
St. Louis, Missouri
April 25, 2005